PROSPECTUS
APRIL 25, 1997

                   MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
 P.O. Box 9011, Princeton, New Jersey 08543-9011  .  Phone No. (609) 282-2800

                               ----------------

  Merrill Lynch Variable Series Funds, Inc. (the "Company") is an open-end management investment company which has a wide range of investment objectives among its sixteen separate funds. Those offered pursuant to this Prospectus are hereinafter referred to as the "Funds" or individually as a "Fund". A separate class of common stock ("Common Stock") is issued for each Fund. The Company is offering shares of its Class A Common Stock pursuant to this Prospectus.

  The shares of the Funds are sold to separate accounts ("Separate Accounts") of certain insurance companies (the "Insurance Companies") to fund benefits under variable annuity contracts ("Variable Annuity Contracts") and/or variable life insurance contracts (together with the Variable Annuity Contracts, the "Contracts") issued by such companies. The Insurance Companies will redeem shares to the extent necessary to provide benefits under the respective Contracts or for such other purposes as may be consistent with the respective Contracts. Certain Insurance Companies are wholly owned subsidiaries of Merrill Lynch & Co., Inc., as is the Company's investment adviser, Merrill Lynch Asset Management, L.P. (the "Investment Adviser"). The investment objectives and certain investment policies of the Funds, each of whose name is preceded by "Merrill Lynch," are as follows:

    DOMESTIC MONEY MARKET FUND. Preservation of capital, liquidity and the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities.

    RESERVE ASSETS FUND. Preservation of capital, liquidity and the highest possible current income consistent with the foregoing objectives by investing in short-term money market securities.

    PRIME BOND FUND. As high a level of current income as is consistent with prudent investment management, and as a secondary objective, capital appreciation when consistent with the foregoing objective, by investing primarily in long-term corporate bonds rated A or better by either Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("Standard & Poor's").

    HIGH CURRENT INCOME FUND. As high a level of current income as is consistent with its investment policies and prudent investment management, and as a secondary objective, capital appreciation when consistent with the foregoing objective. The Fund invests principally in fixed-income securities that are rated in the lower rating categories of the established rating services or in unrated securities of comparable quality.
                                                       (continued on next page)

  THE RESERVE ASSETS FUND AND THE DOMESTIC MONEY MARKET FUND ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, BUT THERE CAN BE NO ASSURANCE THAT THEY WILL BE ABLE TO DO SO. AN INVESTMENT IN THE RESERVE ASSETS FUND OR THE DOMESTIC MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THE HIGH CURRENT INCOME FUND AND DEVELOPING CAPITAL MARKETS FOCUS FUND INVEST OR MAY INVEST IN HIGH YIELD BONDS (COMMONLY KNOWN AS "JUNK BONDS"), WHICH INVOLVE SPECIAL RISKS. SEE "INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS--RISKS OF HIGH YIELD SECURITIES."

                               ----------------
THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES  AND
 EXCHANGE  COMMISSION NOR HAS THE  SECURITIES AND EXCHANGE COMMISSION  PASSED
  UPON  THE ACCURACY OR ADEQUACY  OF THIS PROSPECTUS. ANY REPRESENTATION  TO
   THE CONTRARY IS A CRIMINAL OFFENSE.

                               ----------------

  THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 25, 1997, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                               ----------------
              MERRILL LYNCH ASSET MANAGEMENT--INVESTMENT ADVISER
              MERRILL LYNCH FUNDS DISTRIBUTOR, INC.--DISTRIBUTOR

(continuation of cover page)

    QUALITY EQUITY FUND. Highest total investment return consistent with prudent risk. The Fund uses a fully managed investment policy utilizing equity securities, primarily common stocks of large-capitalization companies, as well as investment grade debt and convertible securities.

    EQUITY GROWTH FUND. Long-term capital growth by investing primarily in common shares of small companies and of emerging growth companies regardless of size.

    NATURAL RESOURCES FOCUS FUND. Long-term growth of capital and protection of the purchasing power of shareholders' capital by investing primarily in equity securities of domestic and foreign companies with substantial natural resource assets.

    AMERICAN BALANCED FUND. A level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed income and equity securities.

    GLOBAL STRATEGY FOCUS FUND. High total investment return by investing primarily in a portfolio of equity and fixed income securities of U.S. and foreign issuers.

    BASIC VALUE FOCUS FUND. Capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value.

    GLOBAL BOND FOCUS FUND (FORMERLY, THE WORLD INCOME FOCUS FUND). High total investment return by investing in a global portfolio of fixed income securities denominated in various currencies, including multinational currency units.

    GLOBAL UTILITY FOCUS FUND. Capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of the Investment Adviser, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.

    INTERNATIONAL EQUITY FOCUS FUND. Capital appreciation and, secondarily, income, through investment in securities, principally equities, of issuers in countries other than the United States.

    DEVELOPING CAPITAL MARKETS FOCUS FUND. Long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets.

    GOVERNMENT BOND FUND (FORMERLY, THE INTERMEDIATE GOVERNMENT BOND
  FUND). Highest possible current income consistent with the protection of capital afforded by investing in debt securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

    INDEX 500 FUND. Investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index").

  For more information on the Funds' investment objectives and policies, please see "Investment Objectives and Policies of the Funds," page 19.

  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE FUND OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                               ----------------

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
Financial Highlights......................................................   4
The Insurance Companies...................................................  18
Reserve Assets Fund and Domestic Money Market Fund Yield Information......  18
Investment Objectives and Policies of the Funds...........................  19
Directors.................................................................  43
Investment Adviser........................................................  45
Portfolio Transactions and Brokerage......................................  47
Purchase of Shares........................................................  48
Redemption of Shares......................................................  48
Dividends, Distributions and Taxes........................................  48
Performance Data..........................................................  49
Additional Information....................................................  50
Appendix A................................................................ A-1
Appendix B................................................................ B-1

                             FINANCIAL HIGHLIGHTS

  The financial information in the tables below, with the exception of the three month period ending March 31, 1997 for the Index 500 Fund, has been audited in conjunction with annual audits of the financial statements of each of the Company's Funds by Deloitte & Touche LLP, independent auditors. Financial Statements and the independent auditors' report thereon for the fiscal year ended December 31, 1996 are included in the Statement of Additional Information. The following per share data and ratios, with the exception of the three month period ending March 31, 1997 for the Index 500 Fund, have been derived from information provided in the Company's audited financial statements. Further information about the performance of the Company is contained in the Company's most recent annual report to shareholders which may be obtained, without charge, by calling or by writing the Company at the telephone number or address on the front cover of this prospectus.

                                                     AMERICAN BALANCED FUND
                          --------------------------------------------------------------------------------------
                                                                                                      FOR THE
                                                                                                       PERIOD
                                                                                                      JUNE 1,
                                          FOR THE YEAR ENDED DECEMBER 31,                             1988+ TO
                          ------------------------------------------------------------------------  DECEMBER 31,
                            1996      1995      1994       1993     1992     1991    1990    1989       1988
                          --------  --------  --------   --------  -------  ------  ------  ------  ------------
INCREASE (DECREASE) IN
 NET ASSET VALUE:
PER SHARE OPERATING
 PERFORMANCE:
Net asset value,
 beginning of period....  $  15.17  $  13.08  $  14.08   $  12.85  $ 12.82  $11.26  $11.74  $10.41     $10.00
                          --------  --------  --------   --------  -------  ------  ------  ------     ------
Investment income--net..       .53       .59       .48        .32      .31     .47     .47     .44        .29
Realized and unrealized
 gain (loss) on
 investments and foreign
 currency transactions--
 net....................       .89      2.06     (1.06)      1.37      .37    1.76    (.35)   1.40        .12
                          --------  --------  --------   --------  -------  ------  ------  ------     ------
Total from investment
 operations.............      1.42      2.65      (.58)      1.69      .68    2.23     .12    1.84         --
                          --------  --------  --------   --------  -------  ------  ------  ------     ------
Less dividends and
 distributions:
 Investment income--
  net...................      (.56)     (.56)     (.37)      (.34)    (.37)   (.49)   (.46)   (.50)        --
 Realized gain on
  investments--net......      (.02)       --        --       (.12)    (.28)   (.18)   (.14)   (.01)        --
 In excess of realized
  gain on investments--
  net...................        --        --      (.05)        --       --      --      --      --         --
                          --------  --------  --------   --------  -------  ------  ------  ------     ------
Total dividends and
 distributions..........      (.58)     (.56)     (.42)      (.46)    (.65)   (.67)   (.60)   (.51)        --
                          --------  --------  --------   --------  -------  ------  ------  ------     ------
Net asset value, end of
 period.................  $  16.01  $  15.17  $  13.08   $  14.08  $ 12.85  $12.82  $11.26  $11.74     $10.41
                          ========  ========  ========   ========  =======  ======  ======  ======     ======
TOTAL INVESTMENT
 RETURN:**
Based on net asset value
 per share..............      9.73%    20.81%    (4.19%)    13.49%    5.72%  20.65%   1.22%  18.11%      4.10%#
                          ========  ========  ========   ========  =======  ======  ======  ======     ======
RATIOS TO AVERAGE NET
 ASSETS:
Expenses, net of
 reimbursement..........       .60%      .61%      .63%       .70%     .97%   1.20%   1.25%   1.25%      1.25%*
                          ========  ========  ========   ========  =======  ======  ======  ======     ======
Expenses................       .60%      .61%      .63%       .70%     .97%   1.20%   1.50%   2.29%      1.25%*
                          ========  ========  ========   ========  =======  ======  ======  ======     ======
Investment income--net..      3.39%     4.22%     3.95%      3.20%    3.71%   4.16%   4.71%   4.71%      5.13%*
                          ========  ========  ========   ========  =======  ======  ======  ======     ======
SUPPLEMENTAL DATA:
Net assets, end of
 period (in thousands)..  $212,047  $212,912  $158,951   $115,420  $24,918  $7,937  $5,675  $3,854     $2,276
                          ========  ========  ========   ========  =======  ======  ======  ======     ======
Portfolio turnover......    236.50%    38.40%    35.36%     12.55%   36.34%  50.82%  23.52%  37.60%      2.04%
                          ========  ========  ========   ========  =======  ======  ======  ======     ======
Average commission rate
 paid##.................  $  .0610        --        --         --       --      --      --      --         --
                          ========  ========  ========   ========  =======  ======  ======  ======     ======

--------
 * Annualized.
** Total investment returns exclude insurance-related fees and expenses.
 + Commencement of Operations.
 # Aggregate total investment return.
## For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities.

                                                                           DEVELOPING CAPITAL MARKETS
                                      BASIC VALUE FOCUS FUND                       FOCUS FUND
                            --------------------------------------------- ---------------------------------
                                                                           FOR THE YEAR          FOR THE
                                FOR THE YEAR ENDED        FOR THE PERIOD       ENDED          PERIOD MAY 2,
                                   DECEMBER 31,            JULY 1, 1993+   DECEMBER 31,         1994+ TO
                            ----------------------------  TO DECEMBER 31, ------------------  DECEMBER 31,
                              1996      1995      1994         1993        1996       1995        1994
                            --------  --------  --------  --------------- -------    -------  -------------
 INCREASE (DECREASE) IN
  NET ASSET VALUE:
 PER SHARE OPERATING
  PERFORMANCE:
 Net asset value,
  beginning of year......   $  13.10  $  11.10  $  10.95      $ 10.00     $  9.32    $  9.51     $ 10.00
                            --------  --------  --------      -------     -------    -------     -------
 Investment income--net..        .17       .18       .17          .04         .20        .20         .09
 Realized and unrealized
  gain (loss) on
  investments and foreign
  currency transactions--
  net....................       2.37      2.49       .08          .91         .76       (.30)       (.58)
                            --------  --------  --------      -------     -------    -------     -------
 Total from investment
  operations.............       2.54      2.67       .25          .95         .96       (.10)       (.49)
                            --------  --------  --------      -------     -------    -------     -------
 Less dividends and
  distributions:
 Investment income--net..       (.18)     (.19)     (.10)          --        (.23)      (.09)         --
 Realized gain on
  investments--net.......       (.72)     (.48)       --           --          --         --          --
                            --------  --------  --------      -------     -------    -------     -------
 Total dividends and
  distributions..........       (.90)     (.67)     (.10)          --        (.23)      (.09)         --
                            --------  --------  --------      -------     -------    -------     -------
 Net asset value, end of
  year...................   $  14.74  $  13.10  $  11.10      $ 10.95     $ 10.05    $  9.32     $  9.51
                            ========  ========  ========      =======     =======    =======     =======
 TOTAL INVESTMENT
  RETURN:**
 Based on net asset value
  per share..............      20.69%    25.49%     2.36%        9.50%#     10.59%    (1.08)%     (4.90)%#
                            ========  ========  ========      =======     =======    =======     =======
 RATIOS TO AVERAGE NET
  ASSETS:
 Expenses, net of
  reimbursement..........        .66%      .66%      .72%         .86%*      1.25%      1.25%       1.29%*
                            ========  ========  ========      =======     =======    =======     =======
 Expenses................        .66%      .66%      .72%         .86%*      1.31%      1.36%       1.35%*
                            ========  ========  ========      =======     =======    =======     =======
 Investment income--net..       1.37%     1.68%     2.08%        1.69%*      2.42%      2.73%       2.18%*
                            ========  ========  ========      =======     =======    =======     =======
 SUPPLEMENTAL DATA:
 Net assets, end of year
  (in thousands).........   $524,930  $306,463  $164,307      $47,207     $95,599    $55,209     $36,676
                            ========  ========  ========      =======     =======    =======     =======
 Portfolio turnover......      68.41%    74.10%    60.55%       30.86%      87.33%     62.53%      29.79%
                            ========  ========  ========      =======     =======    =======     =======
 Average commission rate
  paid##.................   $  .0549        --        --           --     $ .0003###      --          --
                            ========  ========  ========      =======     =======    =======     =======

--------
  * Annualized.
 ** Total investment returns exclude insurance-related fees and expenses.
  + Commencement of Operations.
  # Aggregate total investment return.
 ## For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities.
### The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into U.S. dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the average rate shown.

                                      DOMESTIC MONEY MARKET FUND
                          -------------------------------------------------------
                                                                  FOR THE PERIOD
                                                                   FEBRUARY 20,
                            FOR THE YEAR ENDED DECEMBER 31,            1992+
                          --------------------------------------  TO DECEMBER 31,
                            1996      1995      1994      1993         1992
                          --------  --------  --------  --------  ---------------
INCREASE (DECREASE) IN
 NET ASSET VALUE:
PER SHARE OPERATING
 PERFORMANCE:
Net asset value,
 beginning of year......  $   1.00  $   1.00  $   1.00  $   1.00      $  1.00
                          --------  --------  --------  --------      -------
Investment income--net..     .0504     .0547     .0386     .0302        .0302
Realized and unrealized
 gain (loss) on
 investments--net.......    (.0005)    .0012    (.0007)    .0005        .0013
                          --------  --------  --------  --------      -------
Total from investment
 operations.............     .0499     .0559     .0379     .0307        .0315
                          --------  --------  --------  --------      -------
Less dividends and
 distributions:
  Investment income--
   net..................    (.0504)   (.0547)   (.0386)   (.0302)      (.0302)
  Realized gain on
   investments--net.....    (.0001)   (.0002)       --    (.0005)      (.0010)
                          --------  --------  --------  --------      -------
Total dividends and
 distributions..........    (.0505)   (.0549)   (.0386)   (.0307)      (.0312)
                          --------  --------  --------  --------      -------
Net asset value, end of
 year...................  $   1.00  $   1.00  $   1.00  $   1.00      $  1.00
                          ========  ========  ========  ========      =======
TOTAL INVESTMENT
 RETURN:**
Based on net asset value
 per share..............      5.13%     5.64%     3.93%     3.10%        3.65%*
                          ========  ========  ========  ========      =======
RATIOS TO AVERAGE NET
 ASSETS:
Expenses, net of
 reimbursement..........       .54%      .55%      .50%      .36%         .32%*
                          ========  ========  ========  ========      =======
Expenses................       .54%      .55%      .57%      .63%         .88%*
                          ========  ========  ========  ========      =======
Investment income--net,
 and realized gain
 (loss) on investments--
 net....................      4.97%     5.50%     4.02%     3.03%        3.48%*
                          ========  ========  ========  ========      =======
SUPPLEMENTAL DATA:
Net assets, end of year
 (in thousands).........  $274,756  $303,912  $363,199  $170,531      $41,128
                          ========  ========  ========  ========      =======

--------
 * Annualized.
** Total investment returns exclude insurance-related fees and expenses.
 + Commencement of Operations.

                                                        EQUITY GROWTH FUND
                          ----------------------------------------------------------------------------------------------

                                                  FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------------------------------------------------------------------
                           1996+     1995+     1994+      1993+     1992+     1991     1990     1989      1988     1987
                          --------  --------  --------   -------   -------   -------  ------   -------   ------   ------
INCREASE (DECREASE) IN
 NET ASSET VALUE:
PER SHARE OPERATING
 PERFORMANCE:
Net asset value,
 beginning of year......  $  27.98  $  19.26  $  20.96   $ 17.80   $ 17.96   $ 11.98  $13.70   $ 11.75   $11.47   $18.42
                          --------  --------  --------   -------   -------   -------  ------   -------   ------   ------
Investment income
 (loss)--net............       .13       .17       .05      (.01)      .01       .09     .05      (.07)    (.10)    (.09)
Realized and unrealized
 gain (loss) on
 investments--net.......      1.84      8.64     (1.56)     3.17      (.10)     5.91   (1.77)     2.02      .60    (4.01)
                          --------  --------  --------   -------   -------   -------  ------   -------   ------   ------
Total from investment
 operations.............      1.97      8.81     (1.51)     3.16      (.09)     6.00   (1.72)     1.95      .50    (4.10)
                          --------  --------  --------   -------   -------   -------  ------   -------   ------   ------
Less dividends and
 distributions:
 Investment income--
  net...................      (.14)     (.09)       --        --++    (.07)     (.02)     --        --       --     (.03)
 Realized gain on
  investments--net......     (3.59)       --      (.19)       --        --        --      --        --     (.22)   (2.82)
                          --------  --------  --------   -------   -------   -------  ------   -------   ------   ------
Total dividends and
 distributions..........     (3.73)     (.09)     (.19)       --      (.07)     (.02)     --        --     (.22)   (2.85)
                          --------  --------  --------   -------   -------   -------  ------   -------   ------   ------
Net asset value, end of
 year...................  $  26.22  $  27.98  $  19.26   $ 20.96   $ 17.80   $ 17.96  $11.98   $ 13.70   $11.75   $11.47
                          ========  ========  ========   =======   =======   =======  ======   =======   ======   ======
TOTAL INVESTMENT
 RETURN:*
Based on net asset value
 per share..............      8.11%    45.90%    (7.27)%   17.78%     (.53)%   50.10% (12.55)%   16.60%    4.25%  (22.29)%
                          ========  ========  ========   =======   =======   =======  ======   =======   ======   ======
RATIOS TO AVERAGE NET
 ASSETS:
Expenses................       .81%      .81%      .83%      .96%     1.18%     1.28%   1.47%     1.53%    1.25%    1.24%
                          ========  ========  ========   =======   =======   =======  ======   =======   ======   ======
Investment income
 (loss)--net............       .50%      .72%      .27%     (.05)%     .04%      .51%    .14%     (.68)%   (.56)%   (.60)%
                          ========  ========  ========   =======   =======   =======  ======   =======   ======   ======
SUPPLEMENTAL DATA:
Net assets, end of year
 (in thousands).........  $453,029  $339,921  $170,044   $98,976   $23,167   $11,318  $6,851   $ 6,811   $5,521   $6,707
                          ========  ========  ========   =======   =======   =======  ======   =======   ======   ======
Portfolio turnover......     80.84%    96.79%    88.48%   131.75%    98.64%    79.10% 135.24%   100.49%   68.73%   94.91%
                          ========  ========  ========   =======   =======   =======  ======   =======   ======   ======
Average commission rate
 paid#..................  $  .0598        --        --        --        --        --      --        --       --       --
                          ========  ========  ========   =======   =======   =======  ======   =======   ======   ======

--------
 * Total investment returns exclude insurance-related fees and expenses.
 + Based on average shares outstanding during the year.
++ Amount is less than $.01 per share.
 # For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities.

                                            GLOBAL BOND FOCUS FUND#
                                      ----------------------------------------
                                                                    FOR THE
                                                                     PERIOD
                                        FOR THE YEAR ENDED          JULY 1,
                                           DECEMBER 31,             1993+ TO
                                      -------------------------   DECEMBER 31,
                                      1996++   1995++    1994         1993
                                      -------  -------  -------   ------------
INCREASE (DECREASE) IN NET ASSET
 VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year... $  9.79  $  9.17  $ 10.38     $ 10.00
                                      -------  -------  -------     -------
Investment income--net...............     .78      .85      .76         .25
Realized and unrealized gain (loss)
 on investments and foreign currency
 transactions--net...................    (.03)     .61    (1.19)        .33
                                      -------  -------  -------     -------
Total from investment operations.....     .75     1.46     (.43)        .58
                                      -------  -------  -------     -------
Less dividends and distributions:
  Investment income--net.............    (.78)    (.84)    (.76)       (.20)
  In excess of realized gain on
   investments--net..................      --       --     (.02)         --
                                      -------  -------  -------     -------
Total dividends and distributions....    (.78)    (.84)    (.78)       (.20)
                                      -------  -------  -------     -------
Net asset value, end of year......... $  9.76  $  9.79  $  9.17     $ 10.38
                                      =======  =======  =======     =======
TOTAL INVESTMENT RETURN:**
Based on net asset value per share...    8.02%   16.69%   (4.21)%      5.90%##
                                      =======  =======  =======     =======
RATIOS TO AVERAGE NET ASSETS:
Expenses.............................     .69%     .68%     .75%        .94%*
                                      =======  =======  =======     =======
Investment income--net...............    7.95%    8.99%    8.01%       6.20%*
                                      =======  =======  =======     =======
SUPPLEMENTAL DATA:
Net assets, end of year (in
 thousands).......................... $93,790  $81,845  $75,150     $50,737
                                      =======  =======  =======     =======
Portfolio turnover...................  267.13%  132.57%  117.58%      54.80%
                                      =======  =======  =======     =======

--------
 * Annualized.
** Total investment returns exclude insurance-related fees and expenses.
 + Commencement of operations.
++ Based on average shares outstanding during the period.
 # In connection with its reorganization on December 6, 1996, the Global Bond
   Focus Fund (i) acquired substantially all of the assets and assumed substantially all the liabilities of the International Bond Fund, a separate Fund of the Company, (ii) implemented a change in its investment objective and policies from seeking high current income from a global portfolio of fixed income securities, including non-investment grade securities, to seeking a high total investment return by investing in a global portfolio of investment grade fixed income securities and (iii) changed its name from the World Income Focus Fund to its current name. For the period from the commencement of the Fund's operations through its reorganization on December 6, 1996, the portfolio of the Fund included debt securities rated below investment grade (i.e., junk bonds).
## Aggregate total investment return.

                                    GLOBAL STRATEGY FOCUS FUND#                          GLOBAL UTILITY FOCUS FUND
                          ------------------------------------------------------  --------------------------------------------
                                                                      FOR THE                                       FOR THE
                                                                       PERIOD                                        PERIOD
                                  FOR THE YEAR ENDED                FEBRUARY 28,      FOR THE YEAR ENDED            JULY 1,
                                     DECEMBER 31,                     1992+ TO           DECEMBER 31,               1993+ TO
                          ----------------------------------------  DECEMBER 31,  ----------------------------    DECEMBER 31,
                            1996      1995       1994       1993        1992        1996      1995      1994          1993
                          --------  --------   --------   --------  ------------  --------  --------  --------    ------------
INCREASE (DECREASE) IN
 NET ASSET VALUE:
PER SHARE OPERATING
 PERFORMANCE:
Net asset value,
 beginning of year......  $  12.55  $  11.73   $  12.17   $  10.22    $ 10.00     $  11.30  $   9.45  $  10.66      $  10.00
                          --------  --------   --------   --------    -------     --------  --------  --------      --------
Investment income--net..       .28       .39        .30        .16        .13          .46       .45       .35           .04
Realized and unrealized
 gain (loss) on
 investments and foreign
 currency transactions--
 net....................      1.33       .82       (.48)      1.96        .13          .95      1.79     (1.25)          .64
                          --------  --------   --------   --------    -------     --------  --------  --------      --------
Total from investment
 operations.............      1.61      1.21       (.18)      2.12        .26         1.41      2.24      (.90)          .68
                          --------  --------   --------   --------    -------     --------  --------  --------      --------
LESS DIVIDENDS AND
 DISTRIBUTIONS:
Investment income--net..      (.29)     (.39)      (.21)      (.17)      (.04)        (.52)     (.39)      (.29)        (.02)
Realized gain on
 investments-- net......        --        --       (.04)        --         --           --        --          --          --
In excess of realized
 gain on investments--
 net....................        --        --++     (.01)        --         --           --        --       (.02)          --
                          --------  --------   --------   --------    -------     --------  --------  --------      --------
Total dividends and
 distributions..........      (.29)     (.39)      (.26)      (.17)      (.04)        (.52)     (.39)     (.31)         (.02)
                          --------  --------   --------   --------    -------     --------  --------  --------      --------
Net asset value, end of
 year...................  $  13.87  $  12.55   $  11.73   $  12.17    $ 10.22     $  12.19  $  11.30  $   9.45      $  10.66
                          ========  ========   ========   ========    =======     ========  ========  ========      ========
TOTAL INVESTMENT
 RETURN:**
Based on net asset value
 per share..............     13.17%    10.60%     (1.46)%    21.03%      2.62%##     12.96%    24.33%    (8.51)%        6.85%##
                          ========  ========   ========   ========    =======     ========  ========  ========      ========
RATIOS TO AVERAGE NET
 ASSETS:
Expenses, net of
 reimbursement..........       .71%      .72%       .77%       .88%      1.25%*        .66%      .66%      .73%          .89%*
                          ========  ========   ========   ========    =======     ========  ========  ========      ========
Expenses................       .71%      .72%       .77%       .88%      1.35%*        .66%      .66%      .73%          .89%*
                          ========  ========   ========   ========    =======     ========  ========  ========      ========
Investment income--net..      2.68%     3.33%      2.85%      2.41%      2.66%*       3.90%     4.44%     3.68%         2.84%*
                          ========  ========   ========   ========    =======     ========  ========  ========      ========
SUPPLEMENTAL DATA:
Net assets, end of year
 (in thousands).........  $870,203  $540,242   $515,407   $269,627    $15,527     $142,438  $148,225  $126,243      $104,517
                          ========  ========   ========   ========    =======     ========  ========  ========      ========
Portfolio turnover......    173.44%    27.23%     21.03%     17.07%     14.47%       11.39%    11.05%     9.52%         1.72%
                          ========  ========   ========   ========    =======     ========  ========  ========      ========
Average commission rate
 paid***................  $  .0143        --         --         --         --     $  .0522        --        --            --
                          ========  ========   ========   ========    =======     ========  ========  ========      ========

--------
  * Annualized.
 ** Total investment returns exclude insurance-related fees and expenses.
*** For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into U.S. dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the average rate shown.
  + Commencement of Operations.
 ++ Amount is less than $.01 per share.
  # On December 6, 1996, the Global Strategy Focus Fund acquired substantially all of the assets and assumed substantially all the liabilities of the Flexible Strategy Fund, a separate Fund of the Company.
 ## Aggregate total investment return.

                                                      HIGH CURRENT INCOME FUND
                          ------------------------------------------------------------------------------------------

                                                   FOR THE YEAR ENDED DECEMBER 31,
                          ------------------------------------------------------------------------------------------
                           1996+      1995      1994      1993     1992     1991    1990    1989     1988     1987
                          --------  --------  --------  --------  -------  ------  ------  -------  -------  -------
INCREASE (DECREASE) IN
 NET ASSET VALUE:
PER SHARE OPERATING
 PERFORMANCE:
Net asset value,
 beginning of year......  $  11.25  $  10.61  $  12.06  $  11.13  $ 10.23  $ 8.14  $10.21  $ 10.85  $ 10.55  $ 11.42
                          --------  --------  --------  --------  -------  ------  ------  -------  -------  -------
Investment income--net..      1.08      1.09      1.05       .95     1.07    1.19    1.40     1.29     1.21     1.23
Realized and unrealized
 gain (loss) on
 investments--net.......       .12       .65     (1.47)      .95      .90    2.10   (2.08)    (.64)     .20     (.79)
                          --------  --------  --------  --------  -------  ------  ------  -------  -------  -------
Total from investment
 operations.............      1.20      1.74      (.42)     1.90     1.97    3.29    (.68)     .65     1.41      .44
                          --------  --------  --------  --------  -------  ------  ------  -------  -------  -------
Less dividends and
 distributions:
 Investment income--
  net...................     (1.06)    (1.10)    (1.03)     (.97)   (1.07)  (1.20)  (1.39)   (1.29)   (1.11)   (1.23)
 Realized gain on
  investments--net......        --        --        --        --       --      --      --       --       --     (.08)
                          --------  --------  --------  --------  -------  ------  ------  -------  -------  -------
Total dividends and
 distributions..........     (1.06)    (1.10)    (1.03)     (.97)   (1.07)  (1.20)  (1.39)   (1.29)   (1.11)   (1.31)
                          --------  --------  --------  --------  -------  ------  ------  -------  -------  -------
Net asset value, end of
 year...................  $  11.39  $  11.25  $  10.61  $  12.06  $ 11.13  $10.23  $ 8.14  $ 10.21  $ 10.85  $ 10.55
                          ========  ========  ========  ========  =======  ======  ======  =======  =======  =======
TOTAL INVESTMENT RE-
 TURN:*
Based on net asset value
 per share..............     11.27%    17.21%   (3.59)%    17.84%   20.05%  43.00% (7.63)%    6.14%   13.87%    3.82%
                          ========  ========  ========  ========  =======  ======  ======  =======  =======  =======
RATIOS TO AVERAGE NET
 ASSETS:
Expenses................       .54%      .55%      .61%      .72%     .89%   1.10%   1.15%    1.22%    1.07%    1.01%
                          ========  ========  ========  ========  =======  ======  ======  =======  =======  =======
Investment income--net..      9.50%     9.92%     9.73%     8.62%   10.06%  12.49%  14.52%   11.98%   11.22%   10.88%
                          ========  ========  ========  ========  =======  ======  ======  =======  =======  =======
SUPPLEMENTAL DATA:
Net assets, end of year
 (in thousands).........  $414,615  $356,352  $255,719  $163,428  $26,343  $9,649  $8,106  $12,942  $13,960  $13,075
                          ========  ========  ========  ========  =======  ======  ======  =======  =======  =======
Portfolio turnover......     48.92%    41.60%    51.88%    35.67%   28.21%  51.54%  26.43%   53.52%   33.91%   56.07%
                          ========  ========  ========  ========  =======  ======  ======  =======  =======  =======

--------
 * Total investment returns exclude insurance-related fees and expenses. + Based on average shares outstanding during the year.

                                                  GOVERNMENT BOND FUND#
                                              -------------------------------
                                                  FOR THE          FOR THE
                                                    YEAR            PERIOD
                                                   ENDED            MAY 2,
                                                DECEMBER 31,       1994+ TO
                                              -----------------  DECEMBER 31,
                                               1996      1995        1994
                                              -------  --------  ------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period......... $ 10.79  $   9.97    $  10.00
                                              -------  --------    --------
Investment income--net.......................     .65       .62         .25
Realized and unrealized gain (loss) on
 investments and foreign currency
 transactions--net...........................    (.36)      .81        (.07)
                                              -------  --------    --------
Total from investment operations.............     .29      1.43         .18
                                              -------  --------    --------
Less dividends and distributions:
 Investment income--net......................    (.64)     (.61)       (.21)
 Realized gain on investments--net...........    (.04)       --          --
 In excess of realized gain on investments--
  net........................................      --        --          --
                                              -------  --------    --------
Total dividends and distributions............    (.68)     (.61)       (.21)
                                              -------  --------    --------
Net asset value, end of period............... $ 10.40  $  10.79    $   9.97
                                              =======  ========    ========
TOTAL INVESTMENT RETURN:**
Based on net asset value per share...........    2.86%    14.83%       1.79%##
                                              =======  ========    ========
RATIOS TO AVERAGE NET ASSETS:
Expenses, net of reimbursement...............     .15%      .00%        .00%*
                                              =======  ========    ========
Expenses.....................................     .59%      .66%        .80%*
                                              =======  ========    ========
Investment income--net.......................    6.39%     6.28%       4.66%*
                                              =======  ========    ========
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)..... $89,581  $ 40,996    $ 17,811
                                              =======  ========    ========
Portfolio turnover...........................   21.23%    45.39%     103.03%
                                              =======  ========    ========

--------
  * Annualized.
 ** Total investment returns exclude insurance-related fees and expenses.
  + Commencement of Operations.
  # On December 6, 1996, the Government Bond Fund (i) implemented a change in its investment objective so that the Fund may invest in any debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities without regard to remaining maturity and (ii) changed its name from the Intermediate Government Bond Fund to its current name. For the period from the commencement of the Fund's operations through December 6, 1996, the portfolio of the Fund consisted primarily of intermediate-term debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities with a maximum maturity not to exceed fifteen years.
 ## Aggregate total investment return.

                                                               INDEX 500
                                                                  FUND
                                                          --------------------
                                                            FOR THE   FOR THE
                                                            PERIOD     PERIOD
                                                          JANUARY 1,  DEC. 13,
                                                            1997 TO   1996+ TO
                                                           MARCH 31,  DEC. 31,
                                                             1997       1996
                                                          ----------- --------
                                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.....................   $ 10.17   $ 10.00
                                                            -------   -------
Investment income--net...................................       .05       .02
Realized and unrealized gain on investments--net.........       .19       .15
                                                            -------   -------
Total from investment operations.........................       .24       .17
                                                            -------   -------
Less dividends and distributions:
 Investment income--net..................................     (0.02)       --
 Realized gain on investments--net.......................       -- ##      --
                                                            -------   -------
Total dividends and distributions........................     (0.02)       --
                                                            -------   -------
Net asset value, end of period...........................   $ 10.39   $ 10.17
                                                            =======   =======
TOTAL INVESTMENT RETURN:**
Based on net asset value per share.......................      2.37%#    1.70%#
                                                            =======   =======
RATIOS TO AVERAGE NET ASSETS:
Expenses, net of reimbursement...........................       .08%*     .00%*
                                                            =======   =======
Expenses.................................................       .39%*     .60%*
                                                            =======   =======
Investment income--net...................................      2.96%*    3.08%*
                                                            =======   =======
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands).................   $98,751   $10,752
                                                            =======   =======
Portfolio turnover.......................................       .15%      .04%
                                                            =======   =======
Average commission rate paid.............................   $ .0161   $ .0120
                                                            =======   =======

--------
  * Annualized.
 ** Total investment returns exclude insurance-related fees and expenses.
  + Commencement of Operations.
  # Aggregate total investment return.
 ## Amount is less than $.01 per share.

                                          INTERNATIONAL EQUITY FOCUS FUND
                                      ------------------------------------------
                                                                      FOR THE
                                                                       PERIOD
                                          FOR THE YEAR ENDED          JULY 1,
                                             DECEMBER 31,             1993+ TO
                                      ----------------------------  DECEMBER 31,
                                       1996++     1995      1994        1993
                                      --------  --------  --------  ------------
INCREASE (DECREASE) IN NET ASSET
 VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
 period.............................  $  11.06  $  10.90  $  11.03    $  10.00
                                      --------  --------  --------    --------
Investment income--net..............       .23       .20       .19         .01
Realized and unrealized gain (loss)
 on investments and foreign currency
 transactions--net..................       .49       .37      (.13)       1.02
                                      --------  --------  --------    --------
Total from investment operations....       .72       .57       .06        1.03
                                      --------  --------  --------    --------
Less dividends and distributions:
 Investment income--net.............      (.15)     (.01)     (.18)         --
 Realized gain on investments--net..        --      (.17)     (.01)         --
 In excess of realized gain on
  investments--net..................        --      (.23)       --          --
                                      --------  --------  --------    --------
Total dividends and distributions...      (.15)     (.41)     (.19)         --
                                      --------  --------  --------    --------
Net asset value, end of period......  $  11.63  $  11.06  $  10.90    $  11.03
                                      ========  ========  ========    ========
TOTAL INVESTMENT RETURN:**
Based on net asset value per share..      6.62%     5.48%      .55%      10.30%#
                                      ========  ========  ========    ========
RATIOS TO AVERAGE NET ASSETS:
Expenses, net of reimbursement......       .89%      .89%      .97%       1.14%*
                                      ========  ========  ========    ========
Expenses............................       .89%      .89%      .97%       1.14%*
                                      ========  ========  ========    ========
Investment income--net..............      1.96%     1.95%     1.09%        .30%*
                                      ========  ========  ========    ========
SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands).........................  $349,080  $265,602  $247,884    $ 76,906
                                      ========  ========  ========    ========
Portfolio turnover..................     49.87%   100.02%    58.84%      17.39%
                                      ========  ========  ========    ========
Average commission rate paid***.....  $  .0004        --        --          --
                                      ========  ========  ========    ========

--------
  * Annualized.
 ** Total investment returns exclude insurance-related fees and expenses.
*** For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into U.S. dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the average rate shown.
  + Commencement of Operations.
 ++ Based on average shares outstanding during the period.
  # Aggregate total investment return.

                                                NATURAL RESOURCES FOCUS FUND
                          ---------------------------------------------------------------------------------
                                                                                                 FOR THE
                                                                                                  PERIOD
                                                                                                 JUNE 1,
                                        FOR THE YEAR ENDED DECEMBER 31,                          1988+ TO
                          -------------------------------------------------------------------  DECEMBER 31,
                           1996     1995     1994     1993     1992    1991    1990     1989       1988
                          -------  -------  -------  -------  ------  ------  ------   ------  ------------
INCREASE (DECREASE) IN
 NET ASSET VALUE:
PER SHARE OPERATING
 PERFORMANCE:
Net asset value,
 beginning of period....  $ 11.95  $ 10.82  $ 10.82  $  9.84  $10.06  $10.17  $11.09   $ 9.58     $10.00
                          -------  -------  -------  -------  ------  ------  ------   ------     ------
Investment income--net..      .18      .20      .17      .11     .18     .25     .22      .24        .12
Realized and unrealized
 gain (loss) on
 investments and foreign
 currency transactions--
 net....................     1.40     1.15     (.02)     .92    (.05)   (.11)   (.90)    1.49       (.54)
                          -------  -------  -------  -------  ------  ------  ------   ------     ------
Total from investment
 operations.............     1.58     1.35      .15     1.03     .13     .14    (.68)    1.73       (.42)
                          -------  -------  -------  -------  ------  ------  ------   ------     ------
Less dividends and
 distributions:
 Investment income--
  net...................     (.20)    (.19)    (.15)    (.05)   (.29)   (.25)   (.24)    (.22)        --
 Realized gain on
  investments--net......     (.21)    (.03)      --       --    (.06)     --      --       --         --
                          -------  -------  -------  -------  ------  ------  ------   ------     ------
Total dividends and
 distributions..........     (.41)    (.22)    (.15)    (.05)   (.35)   (.25)   (.24)    (.22)        --
                          -------  -------  -------  -------  ------  ------  ------   ------     ------
Net asset value, end of
 period.................  $ 13.12  $ 11.95  $ 10.82  $ 10.82  $ 9.84  $10.06  $10.17   $11.09     $ 9.58
                          =======  =======  =======  =======  ======  ======  ======   ======     ======
TOTAL INVESTMENT
 RETURN:**
Based on net asset value
 per share..............    13.52%   12.65%    1.44%   10.47%   1.36%   1.36%  (6.21)%  18.23%     (4.20)%#
                          =======  =======  =======  =======  ======  ======  ======   ======     ======
RATIOS TO AVERAGE NET
 ASSETS:
Expenses, net of
 reimbursement..........      .78%     .78%     .87%    1.13%   1.25%   1.25%   1.25%    1.25%      1.24%*
                          =======  =======  =======  =======  ======  ======  ======   ======     ======
Expenses................      .78%     .78%     .87%    1.13%   1.27%   1.30%   1.38%    1.74%      1.24%*
                          =======  =======  =======  =======  ======  ======  ======   ======     ======
Investment income--net..     1.43%    1.75%    1.91%    1.34%   2.00%   2.31%   2.26%    2.26%      2.59%*
                          =======  =======  =======  =======  ======  ======  ======   ======     ======
SUPPLEMENTAL DATA:
Net assets, end of
 period (in thousands)..  $45,197  $43,102  $39,715  $14,778  $4,144  $3,084  $3,247   $2,704     $2,371
                          =======  =======  =======  =======  ======  ======  ======   ======     ======
Portfolio turnover......    31.11%   30.15%   10.94%   58.44%  22.88%  31.38%  27.61%   93.97%     16.31%
                          =======  =======  =======  =======  ======  ======  ======   ======     ======
Average commission rate
 paid##.................  $ .0225       --       --       --      --      --      --       --         --
                          =======  =======  =======  =======  ======  ======  ======   ======     ======

--------
 * Annualized.
** Total investment returns exclude insurance-related fees and expenses.
 + Commencement of Operations.
 # Aggregate total investment return.
## For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into U.S. dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the average rate shown.

                                                            PRIME BOND FUND
                          ---------------------------------------------------------------------------------------------
                                                    FOR THE YEAR ENDED DECEMBER 31,
                          ---------------------------------------------------------------------------------------------
                            1996      1995      1994       1993     1992     1991     1990     1989     1988     1987
                          --------  --------  --------   --------  -------  -------  -------  -------  -------  -------
INCREASE (DECREASE) IN
 NET ASSET VALUE:
PER SHARE OPERATING
 PERFORMANCE:
Net asset value,
 beginning of year......  $  12.45  $  11.12  $  12.64   $  12.04  $ 12.02  $ 11.18  $ 11.29  $ 10.81  $ 10.89  $ 12.04
                          --------  --------  --------   --------  -------  -------  -------  -------  -------  -------
Investment income--net..       .80       .82       .77        .70      .79      .90      .88      .90      .87      .87
Realized and unrealized
 gain (loss) on
 investments and foreign
 currency transactions--
 net....................      (.55)     1.34     (1.36)       .71      .04      .84     (.12)     .48     (.15)   (1.00)
                          --------  --------  --------   --------  -------  -------  -------  -------  -------  -------
Total from investment
 operations.............       .25      2.16      (.59)      1.41      .83     1.74      .76     1.38      .72     (.13)
                          --------  --------  --------   --------  -------  -------  -------  -------  -------  -------
Less dividends and
 distributions:
 Investment income--
  net...................      (.79)     (.83)     (.76)      (.70)    (.81)    (.90)    (.87)    (.90)    (.80)    (.87)
 Realized gain on
  investments--net......        --        --        --       (.11)      --       --       --       --       --     (.15)
 In excess of realized
  gain on investments--
  net...................        --        --      (.17)        --       --       --       --       --       --       --
                          --------  --------  --------   --------  -------  -------  -------  -------  -------  -------
Total dividends and
 distributions..........      (.79)     (.83)     (.93)      (.81)    (.81)    (.90)    (.87)    (.90)    (.80)   (1.02)
                          --------  --------  --------   --------  -------  -------  -------  -------  -------  -------
Net asset value, end of
 year...................  $  11.91  $  12.45  $  11.12   $  12.64  $ 12.04  $ 12.02  $ 11.18  $ 11.29  $ 10.81  $ 10.89
                          ========  ========  ========   ========  =======  =======  =======  =======  =======  =======
TOTAL INVESTMENT
 RETURN:*
Based on net asset value
 per share..............      2.21%    20.14%    (4.80)%    12.02%    7.27%   16.41%    7.13%   13.29%    6.75%  (1.10)%
                          ========  ========  ========   ========  =======  =======  =======  =======  =======  =======
RATIOS TO AVERAGE NET
 ASSETS:
Expenses................       .49%      .50%      .54%       .63%     .78%     .78%    1.06%    1.16%    1.07%    1.07%
                          ========  ========  ========   ========  =======  =======  =======  =======  =======  =======
Investment income--net..      6.67%     7.00%     6.74%      5.86%    6.76%    7.94%    8.01%    8.12%    8.05%    7.66%
                          ========  ========  ========   ========  =======  =======  =======  =======  =======  =======
SUPPLEMENTAL DATA:
Net assets, end of year
 (in thousands).........  $538,394  $489,838  $391,234   $314,091  $84,810  $39,743  $34,655  $29,593  $22,499  $17,385
                          ========  ========  ========   ========  =======  =======  =======  =======  =======  =======
Portfolio turnover......     91.88%    90.12%   139.89%    115.26%   82.74%  152.18%  155.17%  144.52%  225.81%  129.46%
                          ========  ========  ========   ========  =======  =======  =======  =======  =======  =======

--------
*Total investment returns exclude insurance-related fees and expenses.

                                                          QUALITY EQUITY FUND
                          ---------------------------------------------------------------------------------------------
                                                    FOR THE YEAR ENDED DECEMBER 31,
                          ---------------------------------------------------------------------------------------------
                           1996+     1995+     1994+       1993     1992     1991     1990     1989     1988     1987
                          --------  --------  --------   --------  -------  -------  -------  -------  -------  -------
INCREASE (DECREASE) IN
 NET ASSET VALUE:
PER SHARE OPERATING
 PERFORMANCE:
Net asset value,
 beginning of year......  $  32.76  $  27.74  $  29.02   $  25.48  $ 26.35  $ 21.72  $ 22.88  $ 17.94  $ 16.00  $ 20.15
                          --------  --------  --------   --------  -------  -------  -------  -------  -------  -------
Investment income--net..       .58       .58       .38        .24      .34      .43      .47      .50      .43      .42
Realized and unrealized
 gain (loss) on
 investments and foreign
 currency transactions--
 net....................      4.44      5.48      (.74)      3.46      .32     5.75     (.38)    4.96     1.73     (.35)
                          --------  --------  --------   --------  -------  -------  -------  -------  -------  -------
Total from investment
 operations.............      5.02      6.06      (.36)      3.70      .66     6.18      .09     5.46     2.16      .07
                          --------  --------  --------   --------  -------  -------  -------  -------  -------  -------
Less dividends and
 distributions:
 Investment income--
  net...................      (.66)     (.45)     (.25)      (.12)    (.58)    (.50)    (.41)    (.52)    (.22)    (.60)
 Realized gain on
  investments--net......     (4.29)     (.59)     (.67)      (.04)    (.95)   (1.05)    (.84)      --       --    (3.62)
                          --------  --------  --------   --------  -------  -------  -------  -------  -------  -------
Total dividends and
 distributions..........     (4.95)    (1.04)     (.92)      (.16)   (1.53)   (1.55)   (1.25)    (.52)    (.22)   (4.22)
                          --------  --------  --------   --------  -------  -------  -------  -------  -------  -------
Net asset value, end of
 year...................  $  32.83  $  32.76  $  27.74   $  29.02  $ 25.48  $ 26.35  $ 21.72  $ 22.88  $ 17.94  $ 16.00
                          ========  ========  ========   ========  =======  =======  =======  =======  =======  =======
TOTAL INVESTMENT
 RETURN:*
Based on net asset value
 per share..............     17.90%    22.61%    (1.20)%    14.57%    2.69%   30.18%     .66%   30.77%   13.54%    (.70)%
                          ========  ========  ========   ========  =======  =======  =======  =======  =======  =======
RATIOS TO AVERAGE NET
 ASSETS:
Expenses................       .49%      .51%      .54%       .62%     .74%     .79%     .94%    1.05%    1.02%     .93%
                          ========  ========  ========   ========  =======  =======  =======  =======  =======  =======
Investment income--net..      1.89%     1.94%     1.39%      1.07%    1.54%    1.87%    2.36%    2.58%    2.25%    2.31%
                          ========  ========  ========   ========  =======  =======  =======  =======  =======  =======
SUPPLEMENTAL DATA:
Net assets, end of year
 (in thousands).........  $794,275  $644,551  $464,360   $309,420  $87,977  $55,005  $39,470  $31,467  $20,055  $23,986
                          ========  ========  ========   ========  =======  =======  =======  =======  =======  =======
Portfolio turnover......     88.30%   140.32%    60.57%     88.25%   62.54%   55.83%   69.05%   44.23%   32.53%   65.58%
                          ========  ========  ========   ========  =======  =======  =======  =======  =======  =======
Average commission rate
 paid#..................  $  .0615        --        --         --       --       --       --       --       --       --
                          ========  ========  ========   ========  =======  =======  =======  =======  =======  =======

--------
+ Based on average shares outstanding during the period.
* Total investment returns exclude insurance-related fees and expenses.

# For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities.

                        FINANCIAL HIGHLIGHTS (CONCLUDED)

                                                          RESERVE ASSETS FUND
                            --------------------------------------------------------------------------------------------
                                                    FOR THE YEAR ENDED DECEMBER 31,
                            --------------------------------------------------------------------------------------------
                             1996     1995     1994     1993     1992     1991      1990      1989      1988      1987
                            -------  -------  -------  -------  -------  -------   -------   -------   -------   -------
 INCREASE (DECREASE) IN
  NET ASSET VALUE:
 PER SHARE OPERATING PER-
  FORMANCE:
 Net asset value,
  beginning of year......   $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                            -------  -------  -------  -------  -------  -------   -------   -------   -------   -------
 Investment income--net..     .0501    .0543    .0371    .0268    .0320    .0546     .0730     .0822     .0661     .0574
 Realized and unrealized
  gain (loss) on
  investments--net.......    (.0005)   .0018   (.0009)   .0005    .0007    .0014     .0019     .0012     .0002     .0005
                            -------  -------  -------  -------  -------  -------   -------   -------   -------   -------
 Total from investment
  operations.............     .0496    .0561    .0362    .0273    .0327    .0560     .0749     .0834     .0663     .0579
                            -------  -------  -------  -------  -------  -------   -------   -------   -------   -------
 Less dividends and
  distributions:
 Investment income--net..    (.0501)  (.0543)  (.0362)  (.0268)  (.0320)  (.0546)   (.0730)   (.0822)   (.0661)   (.0574)
 Realized gain on
  investments--net.......    (.0001)  (.0004)      --   (.0005)  (.0005)  (.0014)+  (.0019)+  (.0012)+  (.0002)+  (.0005)+
                            -------  -------  -------  -------  -------  -------   -------   -------   -------   -------
 Total dividends and
  distributions..........    (.0502)  (.0547)  (.0362)  (.0273)  (.0325)  (.0560)   (.0749)   (.0834)   (.0663)   (.0579)
                            -------  -------  -------  -------  -------  -------   -------   -------   -------   -------
 Net asset value, end of
  year...................   $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                            =======  =======  =======  =======  =======  =======   =======   =======   =======   =======
 TOTAL INVESTMENT RE-
  TURN:*
 Based on net asset value
  per share..............      5.13%    5.61%    3.79%    2.77%    3.29%    5.68%     7.65%     8.62%     6.85%     5.96%
                            =======  =======  =======  =======  =======  =======   =======   =======   =======   =======
 RATIOS TO AVERAGE NET
  ASSETS:
 Expenses................       .61%     .61%     .65%     .70%     .79%     .79%      .97%     1.03%     1.01%     1.04%
                            =======  =======  =======  =======  =======  =======   =======   =======   =======   =======
 Investment income--net,
  and realized gain
  (loss) on investments--
  net....................      4.96%    5.47%    3.75%    2.73%    3.36%    5.64%     7.46%+    8.34%+    6.65%+    5.86%+
                            =======  =======  =======  =======  =======  =======   =======   =======   =======   =======
 SUPPLEMENTAL DATA:
 Net assets, end of year
  (in thousands).........   $22,885  $25,550  $32,196  $30,168  $26,767  $34,362   $35,871   $29,311   $24,951   $23,068
                            =======  =======  =======  =======  =======  =======   =======   =======   =======   =======

--------
*Total investment returns exclude insurance-related fees and expenses. +Includes unrealized gain (loss)

                            THE INSURANCE COMPANIES

  The Company was organized to fund benefits under Contracts issued by Family Life Insurance Company ("Family Life"), formerly a wholly owned subsidiary of Merrill Lynch & Co., Inc. ("ML&Co."). On June 12, 1991, Family Life was sold to a non-affiliated corporation and most (although not all) of its Contracts were transferred to Merrill Lynch Life Insurance Company ("MLLIC") and ML Life Insurance Company of New York ("ML of New York"). Shares of the Funds currently are sold to Separate Accounts of Family Life, MLLIC and ML of New York as well as other insurance companies not affiliated with Family Life, MLLIC or ML of New York (together with MLLIC, ML of New York and Family Life, "Insurance Companies") to fund certain variable life insurance contracts and/or variable annuities issued by such companies.

  The rights of the Insurance Companies as shareholders should be distinguished from the rights of a Contract owner, which are set forth in the Contract. A Contract owner has no interest in the shares of a Fund, but only in the Contract. The Contract is described in the Prospectus for each Contract. That Prospectus describes the relationship between increases or decreases in the net asset value of shares of a Fund, and any distributions on such shares, and the benefits provided under a Contract. The Prospectus for the Contracts also describes various fees payable to the Insurance Companies and charges to the Separate Accounts made by the Insurance Companies with respect to the Contracts. Since shares of the Funds will be sold only to the Insurance Companies for the Separate Accounts, the terms "shareholder" and "shareholders" in this Prospectus refer to the Insurance Companies. MLLIC and ML of New York are wholly owned subsidiaries of ML&Co., as is the Investment Adviser.

     RESERVE ASSETS FUND AND DOMESTIC MONEY MARKET FUND YIELD INFORMATION

  Set forth below is yield information for the Reserve Assets Fund and the Domestic Money Market Fund for the seven-day period ended December 31, 1996, computed to include and exclude realized and unrealized gains and losses, and information as to the compounded annualized yield, excluding gains and losses, for the same periods. The yield quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the separate account level which, if included, would decrease the yield.

                                                          RESERVE
                                                          ASSETS  DOMESTIC MONEY
                                                           FUND    MARKET FUND
                                                          ------- --------------
Annualized Yield:
 Including gains and losses..............................  5.01%       5.05%
 Excluding gains and losses..............................  5.01%       5.05%
Compounded Annualized Yield..............................  5.14%       5.18%
Average maturity of portfolio at end of period........... 70 days    73 days

                INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

INVESTMENT OBJECTIVES

  Each Fund of the Company has a different investment objective, which it pursues through separate investment policies as described below. The differences in objectives and policies among the Funds can be expected to affect the return of each Fund and the degree of market and financial risk to which each Fund is subject. Each Fund is classified as "diversified," as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act" or the "Act") except for the Natural Resources Focus Fund, the Global Strategy Focus Fund, the Global Bond Focus Fund, the Index 500 Fund and the Developing Capital Markets Focus Fund, each of which is classified as "non-diversified." The investment objectives and classification of each Fund may not be changed without the approval of the holders of a majority of the outstanding shares of each Fund affected. The investment objectives and policies of each Fund are discussed below. There can be no assurance that any Fund will achieve its investment objective.

  Fixed Income Security Ratings. No Fund other than the High Current Income Fund, International Equity Focus Fund and Developing Capital Markets Focus Fund invests in fixed-income securities which are rated below investment grade (i.e., securities rated Ba or below by Moody's or BB or below by Standard & Poor's). However, securities purchased by a Fund may subsequently be downgraded. Such securities may continue to be held and will be sold only if, in the judgement of the Investment Adviser, it is advantageous to do so. Securities in the lowest category of investment grade debt securities may have speculative characteristics which may lead to weakened capacity to pay interest and principal during periods of adverse economic conditions. See Appendix A for a fuller description of corporate bond ratings.

DOMESTIC MONEY MARKET FUND

  The investment objectives of the Domestic Money Market Fund are to preserve shareholder capital, to maintain liquidity and to achieve the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities. The Fund will invest in short-term U.S. Government securities, U.S. Government agency securities, domestic depository institution money instruments (including certificates of deposit, bankers' acceptances, time deposits and bank notes), short-term debt securities (such as commercial paper), variable amount master demand notes and insurance company funding agreements, repurchase and reverse repurchase agreements of U.S. issuers and other money market instruments. As a matter of fundamental policy, which may be changed only with the approval of a majority of the Domestic Money Market Fund's outstanding voting securities, as defined in the Investment Company Act of 1940, the Fund may not purchase securities of foreign issuers (including Eurodollar or Yankeedollar bank obligations). U.S. Government securities may be purchased on a forward commitment basis. The types of money market securities in which the Domestic Money Market Fund may invest are described more fully in Appendix A to this Prospectus. The Domestic Money Market Fund will be subject to portfolio maturity, quality and diversification restrictions discussed below under "Money Market Fund Portfolio Restrictions."

RESERVE ASSETS FUND

  The investment objectives of the Reserve Assets Fund are to preserve shareholder capital, to maintain liquidity and to achieve the highest possible current income consistent with the foregoing objectives by investing in short-term money market securities. The Fund will invest in short-term U.S. Government securities, U.S. Government agency securities, depository institution money instruments (including certificates of deposit, bankers' acceptances, time deposits and bank notes), short-term debt securities (such as commercial paper), variable amount master demand notes and insurance company funding agreements, securities of foreign issuers (including Eurodollar, Yankeedollar and foreign bank obligations) and repurchase and reverse repurchase agreements. U.S. Government securities may be purchased on a forward commitment basis. The types of money market securities in which the Reserve Assets Fund may invest are described more fully in Appendix A to the Prospectus. The Reserve Assets Fund will be subject to the portfolio maturity, quality and diversification restrictions discussed below under "Money Market Fund Portfolio Restrictions."

PRIME BOND FUND

  The principal investment objective of the Prime Bond Fund is to provide shareholders with as high a level of current income as is consistent with the investment policies of the Fund and with prudent investment management. As a secondary objective, the Fund seeks capital appreciation when consistent with its principal objective. There can be no assurance that the Fund's investment objectives will be achieved.

  The Prime Bond Fund invests primarily in securities rated in the top three rating categories of either Standard & Poor's (AAA, AA and A) or Moody's (Aaa, Aa and A). Additional information regarding various bond ratings is set forth in Appendix A to the Prospectus. The financial risk of the Fund should be minimized by the credit quality of the bonds in which it will invest, but the long maturities that typically provide the best yield will subject the Fund to possible substantial price changes resulting from market yield fluctuations. The market prices of fixed-income securities such as those purchased by the Fund are affected by changes in interest rates generally. As interest rates rise, the market value of fixed-income securities will fall, adversely affecting the net asset value of the Fund.

  Fund management strategy will attempt to mitigate adverse price changes and optimize favorable price changes through active trading that shifts the maturity and/or quality structure of the Fund within the overall investment guidelines. The Fund's investments will vary from time to time depending upon the judgement of management as to prevailing conditions in the economy and the securities markets and the prospects for interest rate changes among different categories of fixed-income securities. The Fund anticipates that under normal circumstances more than 90% of the assets of the Fund will be invested in fixed-income securities, including convertible and non-convertible debt securities and preferred stock. The Fund does not intend to invest in common stock, rights or other equity securities. Under unusual market or economic conditions, the Fund for defensive or other purposes may invest up to 100% of its assets in U.S. Government or Government agency securities, money market or other fixed-income securities deemed by the Investment Adviser to be consistent with the objectives of the Fund, or the Fund may hold its assets in cash.

HIGH CURRENT INCOME FUND

  The primary investment objective of the High Current Income Fund, like the Prime Bond Fund, is to obtain the highest level of current income that is consistent with the investment policies of the Fund and with prudent investment management. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective. There can be no assurance that the Fund's investment objectives will be achieved.

  The High Current Income Fund seeks high current income by investing principally in fixed-income securities that are rated in the lower rating categories of the established rating services (Baa or lower by Moody's and BBB or lower by Standard & Poor's), or in unrated securities of comparable quality. Securities rated below Baa by Moody's and below BBB by Standard & Poor's are commonly known as "junk bonds." Additional information regarding various bond ratings is set forth in Appendix A to the Prospectus. The market price of fixed-income securities such as those purchased by the Fund is affected by changes in interest rates generally. As interest rates rise, the market value of fixed-income securities will fall, adversely affecting the net asset value of the Fund.

  Although they can be expected to provide higher yields, lower-rated securities such as those purchased by the Fund may be subject to greater market fluctuations and risks of loss of income and principal than lower-yielding, higher-rated fixed-income securities. Such securities are generally issued by corporations which are not as financially secure or as creditworthy as issuers of higher-rated securities. There is, accordingly, a greater risk that the issuers of higher-yielding securities will not be able to pay principal and interest on such securities, especially during periods of adverse economic conditions. Because investment in such high-yield securities entails relatively greater risk of loss of income or principal, an investment in the High Current Income Fund may not be appropriate as the exclusive investment to fund the Contracts for all Contract Owners. See "Risks of High Yield Securities."

  Selection and supervision by the management of the Company of investments in lower-rated fixed-income securities involves continuous analysis of individual issuers, general business conditions and other factors which may be too time consuming or too costly for the average investor. The furnishing of these services does not, of course, guarantee successful results. The analysis of issuers may include, among other things, historic and current financial condition, current and anticipated cash flow and borrowing requirements, value of assets in relation to historical cost, strength of management, responsiveness to business conditions, credit standing, and current and anticipated results of operations. Analysis of general business conditions and other factors may include anticipated changes in economic activity and interest rates, the availability of new investment opportunities, and the economic outlook for specific industries. While the Investment Adviser considers as one factor in its credit analysis the ratings assigned by the rating services, the Investment Adviser performs its own independent credit analysis of issuers and consequently, the Fund may invest, without limit, in unrated securities if such securities offer, in the opinion of the Investment Adviser, a relatively high yield without undue risk. As a result, the High Current Income Fund's ability to achieve its investment objective may depend to a greater extent on the Investment Adviser's own credit analysis than the Funds which invest in higher-rated securities. Although the High Current Income Fund will invest primarily in lower-rated securities, it will not invest in securities rated Ca or lower by Moody's and CC or lower by Standard & Poor's unless the Investment Adviser believes that the financial condition of the issuer or the protection afforded to the particular securities is stronger than would otherwise be indicated by such low ratings. However, securities purchased by the Fund may subsequently be downgraded. Such securities may continue to be held and will be sold only if, in the judgement of the Investment Adviser, it is advantageous to do so.

  When changing economic conditions and other factors cause the yield difference between lower-rated and higher-rated securities to narrow, the Fund may purchase higher-rated securities if the Investment Adviser believes that the risk of loss of income and principal may be substantially reduced with only a relatively small reduction in yield.

  The securities in the Fund will be varied from time to time depending upon the judgement of management as to prevailing conditions in the economy and the securities markets and the prospects for interest rate changes among different categories of fixed-income securities. It is anticipated that under normal circumstances more than 90% of the Fund's assets will be invested in fixed-income securities, including convertible and non-convertible debt securities and preferred stock. Although it is expected that, in general, the Fund will not invest in common stocks, rights or other equity securities, it will acquire or hold such securities (if consistent with the objectives of the Fund) when such securities are acquired in unit offerings with fixed-income securities or in connection with an actual or proposed conversion or exchange of fixed-income securities. In addition, under unusual market or economic conditions, the High Current Income Fund for defensive purposes may invest up to 100% of its assets in U.S. Government or Government agency securities, money market securities or other fixed-income securities deemed by the Investment Adviser to be consistent with a defensive posture, or may hold its assets in cash. The yield on such securities may be lower than the yield on lower-rated fixed-income securities.

  The table below shows the average monthly dollar-weighted market value, by Standard & Poor's rating category, of the securities held by the High Current Income Fund during the year ended December 31, 1996.

                                                                   % MARKET
                                                              %      VALUE
                                                              NET  CORPORATE
                            RATING*                         ASSETS   BONDS
                            -------                         ------ ---------
     BBB...................................................   0.7%     0.8%
     BB....................................................  29.2     33.8
     B.....................................................  47.5     55.2
     CCC...................................................   4.2      4.7
     NR**..................................................   5.0      5.5
                                                                     -----
                                                                     100.0%
                                                                     =====

--------
 * A description of corporate bond ratings of Standard & Poor's is set forth in Appendix A to the Prospectus.
** Bonds which are not rated by Standard & Poor's. Such bonds may be rated by nationally recognized statistical rating organizations other than Standard & Poor's, or may not be rated by any other organizations.

QUALITY EQUITY FUND

  The Quality Equity Fund seeks to achieve the highest total investment return, or the aggregate of income and capital value changes, consistent with prudent risk. To do this, management will shift the emphasis among investment alternatives for capital growth, capital stability and income as market trends change. This "fully managed" investment policy distinguishes the Fund from investment companies which seek either capital growth or income. The Fund's investment philosophy is based on management's belief that the structure of the United States economy and its securities markets will undergo continuous change. The flexibility of the Fund is designed to reduce overall exposure to risk by achieving below-average volatility in a falling market and above-average volatility in a rising market. There can be no assurance that the Fund's investment objective will be achieved.

  The Quality Equity Fund's fully managed investment approach will make use of equity, debt and convertible securities. The majority of the Fund's equity portfolio will be in the common stocks of large-capitalization, "quality" companies. For this purpose, "large capitalization" companies are considered to be those companies with market capitalizations in excess of $500 million. Management of the Company believes that a quality company is one which conforms closely to the following criteria: good financial resources, strong balance sheet, satisfactory rate of return on capital, good industry position and superior management skills. The earnings of quality companies generally tend to grow consistently. Whenever market or financial conditions warrant, the Fund may, in order to reduce risk and achieve the highest total investment return, invest in non-convertible, long-term debt securities, including "deep discount" corporate debt securities of investment grade or issues of fixed-income convertible securities which give the owner the option of a later exchange for common stock. Management expects that over longer periods the larger portion of the Fund's portfolio will consist of equity securities. During defensive periods, the Fund may invest in U.S. Government and Government agency securities, money market securities or other fixed-income securities deemed by the Investment Adviser to be consistent with a defensive posture, or cash.

EQUITY GROWTH FUND

  The investment objective of the Equity Growth Fund is to seek long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management of the Company believes have special investment value, and of emerging growth companies regardless of size. There can be no assurance that the Fund's investment objective will be achieved. Companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities. Current income is not a factor in the selection of securities. The Fund is intended to provide an opportunity for Contract Owners who are not ordinarily in a position to perform the specialized type of research or analysis of small and emerging growth companies.

  Management seeks to identify those small emerging growth companies which can show significant and sustained increases in earnings over an extended period of time and are in sound financial condition. Management believes that, while these companies present above-average risks, properly selected companies of this type also have the potential to increase their earnings at a rate substantially in excess of the general growth of the economy. The Fund attempts to achieve its objective by focusing on the long-range view of a company's prospects through a fundamental analysis of its management, financial structure, product development, marketing ability and other relevant factors. Full development of these companies frequently takes time and, for this reason, the Fund should be considered as a long-term investment and not as a vehicle for seeking short-term profits.

  Small companies. Management seeks small companies that offer special investment value in terms of their product or service, research capability, or other unique attributes, and are relatively undervalued in the marketplace when compared with similar, but larger, enterprises. These companies typically have total market capitalizations in the $50-$300 million range and generally are little known to most individual investors, although some may be dominant in their respective industries. Underlying this strategy is management's belief that relatively small companies will continue to have the opportunity to develop into significant business enterprises. Some such companies may be in a relatively early stage of development; others may manufacture a new product or perform a new service. Such companies may not be counted upon to develop into major industrial companies, but management believes that eventual recognition of their special value characteristics by the investment community can provide above-average long-term growth to the portfolio.

  Emerging growth companies. In selecting investments for the Equity Growth Fund, management also seeks emerging growth companies that either occupy a dominant position in an emerging industry or subindustry or have a significant and growing market share in a large, fragmented industry. Management believes that capable and flexible management is one of the most important criteria of emerging growth companies and that such companies should employ sound financial and accounting policies and also demonstrate effective research, successful product development and marketing, efficient service and pricing flexibility. Emphasis is given to companies with rapid historical growth rates, above-average returns on equity and strong current balance sheets, all of which should enable the company to finance its continued growth. Management of the Company also analyzes and weighs relevant factors beyond the company itself, such as the level of competition in the industry, the extent of governmental regulation, the nature of labor conditions and other related matters.

  The Equity Growth Fund emphasizes investments in companies that do most of their business in the United States and therefore are free of the currency exchange problems, foreign tax considerations and potential political and economic upheavals that many multinational corporations face. Moreover, the size and kinds of markets that they serve make these companies less susceptible than larger companies to intervention from the federal government by means of price controls, regulations or litigation.

  While the process of selection and continuous supervision by management does not, of course, guarantee successful investment results, it does provide ingredients not available to the average individual due to the time and cost involved. Careful initial selection is particularly important in this area as many new enterprises have promise but lack certain of the ingredients necessary to prosper.

  It should be apparent that an investment in a fund such as the Equity Growth Fund involves greater risk than is customarily associated with more established companies. The securities of smaller or emerging growth companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general. These companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. Because of these factors, management of the Company believes that shares in the Equity Growth Fund are suitable for Contract Owners who are in a financial position to assume above-average investment risk in search of above-average long-term reward. As indicated, the Fund is designed for Contract Owners whose investment objective is growth rather than income. It is definitely not intended for exclusive funding of Contracts but is designed for Contract Owners who are prepared to experience above-average fluctuations in net asset value.

  The securities in which the Equity Growth Fund invests will often be traded only in the over-the-counter market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, the disposition by the Fund of portfolio securities to meet redemptions or otherwise may require the Fund to sell these securities at a discount from market prices or during periods when in management's judgement such disposition is not desirable or to make many small sales over a lengthy period of time.

  The investment emphasis of the Equity Growth Fund is on equities, primarily common stock and, to a lesser extent, securities convertible into common stocks and rights to subscribe for common stock, and the Fund will maintain at least 80% of its net assets invested in equity securities of small or emerging growth companies except during defensive periods. The Fund reserves the right as a defensive measure and to provide for redemptions to hold other types of securities, including non-convertible preferred stocks and debt securities, U.S. Government and Government agency securities, money market securities or other fixed-income securities deemed by the Investment Adviser to be consistent with a defensive posture, or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant.

NATURAL RESOURCES FOCUS FUND

  The investment objectives of the Natural Resources Focus Fund are to achieve long-term growth of capital and to protect the purchasing power of shareholders' capital by investing primarily in a portfolio of equity securities (e.g., common stocks and securities convertible into common stocks) of domestic and foreign companies with substantial natural resource assets. This investment objective is a fundamental policy and may not be changed without a vote of the majority of outstanding shares of the Fund. The Fund also may invest in debt, preferred or convertible securities, the value of which is related to the market value of some natural resource asset ("asset-based securities"). See "Asset-Based Securities" below. Management of the Company will seek to identify companies or asset-based securities it believes are attractively priced relative to the intrinsic value of the underlying natural resource assets or are especially well positioned to benefit during particular portions of inflationary cycles. There can be no assurance that the Fund's investment objectives will be achieved.

  IN SEEKING TO PROTECT THE PURCHASING POWER OF SHAREHOLDERS' CAPITAL, THE FUND HAS RESERVED THE RIGHT, WHEN MANAGEMENT OF THE COMPANY ANTICIPATES SIGNIFICANT ECONOMIC, POLITICAL OR FINANCIAL INSTABILITY, SUCH AS HIGH INFLATIONARY PRESSURES OR UPHEAVAL IN THE FOREIGN CURRENCY EXCHANGE MARKETS, TO INVEST A MAJORITY OF ITS ASSETS IN COMPANIES THAT EXPLORE FOR, EXTRACT, PROCESS OR DEAL IN GOLD OR IN ASSET-BASED SECURITIES INDEXED TO THE VALUE OF GOLD BULLION. Such a switch in investment strategies could require the Fund to liquidate portfolio securities and incur transaction costs. The Company has been advised by counsel that it is uncertain under the current federal tax law whether the Fund may concentrate its investments in gold and gold-related securities without adversely affecting the federal tax status of the Contracts. Accordingly, management of the Company has determined that the Fund will not concentrate its investments in such securities until counsel has advised the Company that such uncertainty has been resolved favorably.

  Management attempts to achieve the investment objectives of the Fund by seeking to identify securities of companies which, in its opinion, are undervalued relative to the value of natural resource holdings of such companies in light of current and anticipated economic or financial conditions. Natural resource assets are materials derived from natural sources which have economic value. Management will consider a company to have substantial natural resource assets when, in its opinion, the company's holdings of the assets are of such magnitude, when compared to the capitalization, revenues or operating profits of the company, that changes in the economic value of the assets are expected to affect the market price of the equity securities of such company. Generally, a company has substantial natural resource assets when at least 50% of the non-current assets, capitalization, gross revenues or operating profits of the company in the most recent or current fiscal year are involved in or result from directly or indirectly through subsidiaries, exploring, mining, refining, processing, fabricating, dealing in or owning natural resource assets. Examples of natural resource assets include precious metals (e.g., gold, silver and platinum), ferrous and nonferrous metals (e.g., iron, steel, aluminum and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil and natural gas), timber land, undeveloped real property and agricultural commodities. The Fund presently does not intend to invest directly in natural resource assets or contracts related thereto.

  Management of the Company believes that, based upon past performance, the securities of specific companies that hold different types of substantial natural resource assets may move relatively independently of one another during different stages of inflationary cycles due to different degrees of demand for, or market values of, their respective natural resource holdings during particular portions of such inflationary cycles. The Fund's fully managed investment approach enables it to switch its emphasis among various industry groups depending upon management's outlook with respect to prevailing trends and developments.

  The Natural Resources Focus Fund may use derivatives in connection with certain trading strategies. See Appendix B.

  The Fund at all times, except during defensive periods, will maintain at least 65% of its total assets invested in companies with substantial natural resource assets or in asset-based securities. Current income from dividends and interest will not be a primary consideration in selecting securities. The Fund reserves the right as a temporary defensive measure and to provide for redemptions, to hold short-term U.S. Government and Government agency securities, money market securities or other fixed-income securities deemed by the Investment Adviser to be consistent with a defensive posture, or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant.

  Risk Factors. As indicated above, under certain circumstances, the Fund has reserved the right to invest a majority of its assets in gold-related companies or securities. Based on historic experience, during periods of economic or financial instability, the securities of such companies may be subject to extreme price fluctuations, reflecting the high volatility of gold prices during such periods. In addition, the instability of gold prices may result in volatile earnings of gold-related companies which, in turn, may affect adversely the financial condition of such companies. Gold mining companies also are subject to the risks generally associated with mining operations.

  The major producers of gold include the Republic of South Africa, Russia, the United States, Australia, Canada, the People's Republic of China and the Philippines. Sales of gold by Russia and the People's Republic of China are largely unpredictable and often relate to political and economic considerations rather than to market forces. Economic, social and political developments within Russia, the People's Republic of China and the Republic of South Africa may affect significantly gold production in those countries.

  See "Other Portfolio Strategies--Foreign Securities" for special considerations concerning investments in foreign securities.

AMERICAN BALANCED FUND

  The investment objective of the American Balanced Fund is to seek a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed income and equity securities. This investment objective is a fundamental policy and may not be changed without a vote of the majority of the outstanding shares of the Fund. The Fund will seek current income by investing a portion of its assets in a portfolio of intermediate to long-term debt, convertible debt, non-convertible and convertible term preferred stock and money market securities. The Fund will seek capital appreciation primarily by investing a portion of its assets in equity securities, including perpetual preferred and convertible perpetual preferred stock. At all times the Fund will maintain at least 25% of its net assets in senior fixed income securities. As a non-fundamental policy, the Fund is not permitted to invest in securities of foreign issuers. There can be no assurance that the Fund's investment objective will be achieved.

  The Fund will normally seek to maintain the allocation of its assets between debt securities and equity securities at approximately equal percentages of the Fund's net asset value. However, the prices of debt and equity securities will not generally move in the same direction or to the same extent, and, consequently, the relative percentages of the Fund's debt and equity investments will vary. The Fund will seek to reduce such variations by investing its available cash in securities of the appropriate type. However, except as discussed below, the Fund is not obligated to sell portfolio securities, including money market securities, in order to reduce such discrepancies.

  The Fund will normally limit its allocation of assets to equity securities to no more than 50% of its net assets. To the extent its equity position exceeds this limitation, because of changes in the value of portfolio securities or otherwise, the Fund will seek to reduce its equity position to less than 50% of net assets by selling such securities at such times and in such amounts as management of the Company deems appropriate in light of market conditions and other pertinent factors. See "Dividends, Distributions and Taxes--Tax Treatment of the Company."

  The Fund will generally emphasize investment in common stocks of larger-capitalization issuers and in investment-grade debt obligations. The Fund may also seek to enhance the return on its common stock portfolio by writing covered call options listed on United States securities exchanges. Under unusual market or economic conditions, the Fund for defensive purposes may invest up to 100% of its assets in short-term U.S. Government or Government agency securities, money market securities or other fixed-income securities deemed by the Investment Adviser to be consistent with a defensive posture, or cash.

GLOBAL STRATEGY FOCUS FUND

  The investment objective of the Global Strategy Focus Fund is to seek high total investment return by investing primarily in a portfolio of equity and fixed income securities, including convertible securities, of U.S. and foreign issuers. Total investment return consists of interest, dividends, discount accruals and capital changes, including changes in the value of non-dollar denominated securities and other assets and liabilities resulting from currency fluctuations. There can be no assurance that the Fund's investment objective will be achieved. Investing on an international basis involves special considerations. See "Other Portfolio Strategies--Foreign Securities."

  The Global Strategy Focus Fund seeks to achieve its objective by investing in the securities of issuers located in the United States, Canada, Western Europe, the Far East and Latin America. There are no prescribed limits on the geographical allocation of the Fund among these regions. Such allocation will be made primarily on the basis of the anticipated total return from investments in the securities of issuers wherever located, considering such factors as the condition and growth potential of the various economies and securities markets and the issuers domiciled therein, anticipated movements in interest rates in the various capital markets and in the value of foreign currencies relative to the U.S. dollar, tax considerations and economic, social, financial, national and political factors which may affect the climate for investing within such securities markets. When, in the judgement of the Investment Adviser, economic or market conditions warrant, the Fund reserves the right to concentrate its investments in one or more capital markets, including the United States. For additional information concerning the risks of investing in foreign securities, see "Other Portfolio Strategies--Foreign Securities."

  The corporate debt securities, including convertible debt securities, in which the Fund may invest will be rated BBB or better by Standard and Poor's or Baa or better by Moody's or, in the opinion of the Investment Adviser, of comparable quality. The Fund may also invest in debt obligations issued or guaranteed by sovereign governments, political subdivisions thereof (including states, provinces and municipalities) or their agencies or instrumentalities or issued or guaranteed by international organizations designated or supported by governmental entities to promote economic reconstruction or development ("supranational entities") such as the International Bank for Reconstruction and Development (the "World Bank") and the European Coal and Steel Community. Investments in securities of supranational entities are subject to the risk that member governments will fail to make required capital contributions and that a supranational entity will thus be unable to meet its obligations.

  When market or financial conditions warrant, the Global Strategy Focus Fund may invest as a temporary defensive measure up to 100% of its assets in U.S. Government or Government agency securities, money market securities or other fixed income securities deemed by the Investment Adviser to be consistent with a defensive posture, or may hold its assets in cash.

  The Global Strategy Focus Fund may use derivatives in connection with certain trading strategies. See "Appendix B."

BASIC VALUE FOCUS FUND

  The investment objective of the Basic Value Focus Fund is to seek capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. There can be no assurance that the Fund's investment objectives will be achieved. The Fund seeks special opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out of favor considerations. Particular emphasis is placed on securities which provide an above-average dividend return and sell at a below-average price-earnings ratio.

  The investment policy of the Basic Value Focus Fund is based on the belief that the pricing mechanism of the securities market lacks total efficiency and has a tendency to inflate prices of securities in favorable market climates and depress prices of securities in unfavorable climates. Based on this premise, management believes that favorable changes in market prices are more likely to begin when securities are out of favor, earnings are depressed, price-earnings ratios are relatively low, investment expectations are limited, and there is no real general interest in the particular security or industry involved. On the other hand, management believes that negative developments are more likely to occur when investment expectations are generally high, stock prices are advancing or have advanced rapidly, price-earnings ratios have been inflated, and the industry or issue continues to gain new investment acceptance on an accelerated basis. In other words, management believes that market prices of securities with relatively high price-earnings ratios are more susceptible to unexpected adverse developments while securities with relatively low price-earnings ratios are more favorably positioned to benefit from favorable, but generally unanticipated, events. This investment policy departs from traditional philosophy. Management of the Fund believes that the market risk involved in this policy is moderated somewhat by an emphasis on securities with above-average dividend returns.

  The current institutionally-dominated market tends to ignore, to some extent, the numerous secondary issues whose market capitalizations are below those of the relatively few larger size growth companies. It is expected that the Basic Value Focus Fund's portfolio generally will have significant representation in this secondary segment of the market. The basic orientation of the Fund's investment policies is such that at times a large portion of its common stock holdings may carry less than favorable research ratings from research analysts.

  Investment emphasis is on equities, primarily common stock and, to a lesser extent, securities convertible into common stocks. The Basic Value Focus Fund also may invest in preferred stocks and non-convertible debt securities rated investment grade and utilize covered call options with respect to portfolio securities as described in Appendix B. It reserves the right as a defensive measure to hold other types of securities, including U.S. Government and Government agency securities, money market securities or other fixed-income securities deemed by the Investment Adviser to be consistent with a defensive posture, or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant. The Fund may invest up to 10% of its total assets, taken at market value at the time of acquisition, in the securities of foreign issuers.

GLOBAL BOND FOCUS FUND (FORMERLY, THE WORLD INCOME FOCUS FUND)

  The investment objective of the Fund is to seek to provide shareholders a high total investment return by investing in a global portfolio of fixed income securities denominated in various currencies, including multi-national currency units. The Fund will, under normal conditions, invest at least 90% of its total assets in such fixed income securities. In pursuing its investment objective, the Fund will allocate its investments among different types of fixed income securities denominated in various currencies based upon the Investment Adviser's analysis of the yield, maturity, potential appreciation and currency considerations affecting such securities. There can be no assurance that the Fund's investment objective will be achieved. Investing on an international basis involves special considerations. See "Other Portfolio Strategies--Foreign Securities." The Fund should be considered as a long-term investment and a vehicle for diversification and not as a balanced investment program.

  The Fund may invest in United States and foreign government and corporate fixed income securities which have a credit rating of A or better by Standard & Poor's or by Moody's or commercial paper rated A-1 by Standard & Poor's or Prime-1 by Moody's or obligations that the Investment Adviser has determined to be of similar creditworthiness. The Fund may purchase fixed income securities issued by United States or foreign corporations or financial institutions, including debt securities of all types and maturities, convertible securities and preferred stocks. The Fund also may purchase securities issued or guaranteed by United States or foreign governments (including foreign states, provinces and municipalities) or their agencies and instrumentalities ("governmental entities") or issued or guaranteed by international organizations designated or supported by multiple governmental entities to promote economic reconstruction or development ("supranational entities").

  International Investing. The Fund may invest in fixed income securities denominated in any currency or multinational currency unit. An illustration of a multinational currency unit is the European Currency Unit ("ECU") which is a "basket" consisting of specified amounts of the currencies of certain of the twelve member states of the European Community, a Western European economic cooperative association including France, Germany, the Netherlands and the United Kingdom. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies. The Investment Adviser does not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of such securities. European supranational entities (described further below), in particular, issue ECU-denominated obligations. The Fund may invest in securities denominated in the currency of one nation although issued by a governmental entity, corporation or financial institution of another nation. For example, the Fund may invest in a British pound sterling-denominated obligation issued by a United States corporation. Such investments involve credit risks associated with the issuer and currency risks associated with the currency in which the obligation is denominated. See "Other Portfolio Strategies--Foreign Securities".

  It is anticipated that under current conditions the Fund will invest primarily in marketable securities denominated in the currencies of the United States, Canada, Western European nations, New Zealand and Australia, as well as in ECUs. Further, it is anticipated that such securities will be issued primarily by entities located in such countries and by supranational entities. Under normal conditions, the Fund's investments will be denominated in at least three currencies or multinational currency units. Under certain adverse conditions, the Fund may restrict the financial markets or currencies in which its assets will be invested. The Fund presently intends to invest its assets solely in the United States financial markets or United States dollar-denominated obligations only for temporary defensive purposes.

  The obligations of foreign governmental entities have various kinds of government support and include obligations issued or guaranteed by foreign governmental entities with taxing power. These obligations may or may not be supported by the full faith and credit of a foreign government. The Fund will invest in foreign government securities of issuers considered stable by the Fund's Investment Adviser. The Investment Adviser does not believe that the credit risk inherent in the obligations of stable foreign governments is significantly greater than that of U.S. Government securities.

  Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Steel and Coal Community, the Asian Development Bank and the Inter-American Development Bank. The government members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

  Allocation of Investments. In seeking to meet its investment objective, high current income will only be one of the factors that the Investment Adviser will consider in selecting portfolio securities for the Global Bond Focus Fund. As a general matter, in evaluating investments for the Fund, the Investment Adviser will consider, among other factors, the relative levels of interest rates prevailing in various countries, the potential appreciation of such investments in their denominated currencies and, for debt instruments not denominated in U.S. dollars, the potential movement in the value of such currencies compared to the U.S. dollar. Additionally, the Fund, in seeking capital appreciation, may invest in relatively low yielding instruments in expectation of favorable currency fluctuations or interest rate movements, thereby potentially reducing the Fund's current yield. In seeking income, the Fund may invest in short term instruments with relatively high yields (as compared to other debt securities) meeting the Fund's investment criteria, notwithstanding that the Fund may not anticipate that such instruments will experience substantial capital appreciation.

  The average maturity of the Global Bond Focus Fund's portfolio securities will vary based upon the Investment Adviser's assessment of economic and market conditions. As with all fixed income securities, changes in market yields will affect the Fund's asset value as the prices of portfolio securities generally increase when interest rates decline and decrease when interest rates rise. Prices of longer-term securities generally fluctuate more in response to interest rate changes than do shorter-term securities. The Fund does not expect the average maturity of its portfolio to exceed ten years.

  The value of the Global Bond Focus Fund's holdings denominated in currencies other than the U.S. dollar will also be affected by changes in the value of such currencies relative to the U.S. dollar. Such currency fluctuations may have a substantial impact on the value of the Fund's holdings. The Fund may seek to limit the effect of currency fluctuations on the value of portfolio holdings through currency hedging, but there is no guarantee that such efforts, if undertaken, will be successful. See Appendix B.

GLOBAL UTILITY FOCUS FUND

  The investment objective of the Global Utility Focus Fund is to seek both capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of the Investment Adviser, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water. There can be no assurance that the Fund's investment objective will be achieved. The Fund may employ a variety of instruments and techniques to enhance income and to hedge against market and currency risk, as described in Appendix B. Investing on an international basis involves special considerations. See "Other Portfolio Strategies--Foreign Securities."

  The Global Utility Focus Fund at all times, except during temporary defensive periods, will maintain at least 65% of its total assets invested in equity and debt securities issued by domestic and foreign companies in the utilities industries. The Fund reserves the right to hold, as a temporary defensive measure or as a reserve for redemptions, short-term U.S. Government securities, money market securities, including repurchase agreements, or cash in such proportions as, in the opinion of the Investment Adviser, prevailing market or economic conditions warrant. Except during temporary defensive periods, such securities or cash will not exceed 20% of its total assets. Under normal circumstances, the Fund will invest at least 65% of its total assets in issuers domiciled in at least three countries, one of which may be the United States, although the Investment Adviser expects the Fund's portfolio to be more geographically diversified. Under normal conditions, it is anticipated that the percentage of assets invested in U.S. securities will be higher than that invested in securities of any other single country. It is possible that at times the Fund may have 65% or more of its total assets invested in foreign securities.

  The Fund will invest in common stocks (including preferred or debt securities convertible into common stocks), preferred stocks and debt securities. The relative weightings among common stocks, debt securities and preferred stocks will vary from time to time based upon the Investment Adviser's judgement of the extent to which investments in each category will contribute to meeting the Fund's investment objective. Fixed income securities in which the Fund will invest generally will be limited to those rated investment grade, that is, rated in one of the four highest rating categories by Standard & Poor's or Moody's (i.e., securities rated at least BBB by Standard & Poor's or Baa by Moody's), or deemed to be of equivalent quality in the judgement of the Investment Adviser. Securities rated Baa by Moody's are described by it as having speculative characteristics and, according to Standard & Poor's, fixed income securities rated BBB normally exhibit adequate protection parameters, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal. The Fund's commercial paper investments at the time of purchase will be rated "A-1" or "A-2" by Standard & Poor's or "Prime-1" or "Prime-2" by Moody's or, if not rated, will be of comparable quality as determined by the Investment Adviser. The Fund may also invest up to 5% of its total assets at the time of purchase in fixed income securities having a minimum rating no lower than Caa by Moody's or CCC by Standard & Poor's. The Fund may, but need not, dispose of any security if it is subsequently downgraded. For a description of ratings of debt securities, see Appendix A to this Prospectus.

  The Fund may invest in the securities of foreign issuers in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, which are issued in registered form, are designated for use in the United States securities markets, and EDRs, which are issued in bearer form, are designed for use in European securities markets. The Fund may invest in ADRs and EDRs through both sponsored and unsponsored arrangements. In a sponsored ADR or EDR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas in an unsponsored arrangement the foreign issuer assumes no obligations and the depository's transaction fees are paid by the ADR or EDR holders. Foreign issuers in respect of whose securities unsponsored ADRs or EDRs have been issued are not necessarily obligated to disclose material information in the markets in which the unsponsored ADRs or EDRs are traded and, therefore, there may not be a correlation between such information and the market value of such securities.

  A change in prevailing interest rates is likely to affect the Fund's net asset value because prices of debt and equity securities of utility companies tend to increase when interest rates decline and decrease when interest rates rise.

  Utility Industries--Description and Risks. Under normal circumstances, the Fund will invest at least 65% of its total assets in common stocks (including preferred or debt securities convertible into common stocks), debt securities and preferred stocks of domestic and/or foreign companies in the utility industries. To meet its objective of current income, the Fund may invest in domestic utility companies that pay higher than average dividends, but have a lesser potential for capital appreciation. The average dividend yields of common stocks issued by domestic utility companies historically have significantly exceeded those of industrial companies' common stocks, while the prices of domestic utility stocks have tended to be less volatile than stocks of industrial companies. The Investment Adviser believes that the average dividend yields of common stocks issued by foreign utility companies have also historically exceeded those of foreign industrial companies' common stocks. To meet its objective of capital appreciation, the Fund may invest in foreign utility companies which pay lower than average dividends, but have a greater potential for capital appreciation.

  The utility companies in which the Fund will invest include companies which are, in the opinion of the Investment Adviser, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.

  Investments in utility industries bear certain risks, including difficulty in obtaining an adequate return on invested capital, difficulty in financing large construction programs during an inflationary period, restrictions on operations and increased cost and delays attributable to environmental considerations and regulation, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, technological innovations which may render existing plants, equipment or products obsolete, the potential impact of natural or man-made disasters, increased costs and reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, the effects of energy conservation, the effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated with design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes. There are substantial differences between the regulatory practices and policies of various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will, in the future, grant rate increases or that such increases will be adequate to permit the payment of dividends on common stocks. Additionally, existing and possible future regulatory legislation may make it even more difficult for these utilities to obtain adequate relief. Certain of the issuers of securities in the portfolio may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing policies, and impose additional requirements governing the licensing, construction and operation of nuclear power plants.

  Utility companies in the United States and in foreign countries are generally subject to regulation. In the United States, most utility companies are regulated by state and/or federal authorities. Such regulation is intended to ensure appropriate standards of service and adequate capacity to meet public demand. Generally, prices are also regulated in the United States and in foreign countries with the intention of protecting the public while ensuring that the rate of return earned by utility companies is sufficient to allow them to attract capital in order to grow and continue to provide appropriate services. There can be no assurance that such pricing policies or rates of return will continue in the future.

  The nature of regulation of the utility industries is evolving both in the United States and in foreign countries. Changes in regulation in the United States increasingly allow utility companies to provide services and products outside their traditional geographic areas and lines of business, creating new areas of competition within the industries. In some instances, utility companies are operating on an unregulated basis. Because of trends toward deregulation and the evolution of independent power producers as well as new entrants to the field of telecommunications, non-regulated providers of utility services have become a significant part of their respective industries. The Investment Adviser believes that the emergence of competition and deregulation will result in certain utility companies being able to earn more than their traditional regulated rates of return, while others may be forced to defend their core businesses from increased competition and may be less profitable. The Investment Adviser seeks to take advantage of favorable investment opportunities that are expected to arise from these structural changes. Of course, there can be no assurance that favorable developments will occur in the future.

  Foreign utility companies are also subject to regulation, although such regulations may or may not be comparable to that in the United States. Foreign utility companies may be more heavily regulated by their respective governments than utilities in the United States and, as in the U.S., generally are required to seek government approval for rate increases. In addition, many foreign utilities use fuels that cause more pollution than those used in the United States, which may require such utilities to invest in pollution control equipment to meet any proposed pollution restrictions. Foreign regulatory systems vary from country to country and may evolve in ways different from regulation in the United States.

  The principal sectors of the global utility industries are discussed below.

  Electric. The electric utility industry consists of companies that are engaged principally in the generation, transmission and sale of electric energy, although many also provide other energy-related services. Domestic electric utility companies, in general, recently have been favorably affected by lower fuel and financing costs and the full or near completion of major construction programs. In addition, certain of these companies generate cash flows in excess of current operating expenses and construction expenditures, permitting some degree of diversification into unregulated businesses. Some electric utilities have also taken advantage of the right to sell power outside of their traditional geographic areas. Electric utility companies have historically been subject to the risks associated with increases in fuel and other operating costs, high interest costs on borrowings needed for capital construction programs, costs associated with compliance with environmental and safety regulations and changes in the regulatory climate. As interest rates have declined, many utilities have refinanced high cost debt and in doing so have improved their fixed charges coverage. Regulators, however, have lowered allowed rates of return as interest rates have declined and thereby caused the benefits of the rate declines to be shared wholly or in part with customers.

  In the United States, the construction and operation of nuclear power facilities is subject to increased scrutiny by, and evolving regulations of, the Nuclear Regulatory Commission and state agencies having comparable jurisdiction. Increased scrutiny might result in higher operating costs and higher capital expenditures, with the risk that the regulators may disallow inclusion of these costs in rate authorizations or the risk that a company may not be permitted to operate or complete construction of a facility. In addition, operators of nuclear power plants may be subject to significant costs for disposal of nuclear fuel and for decommissioning of such plants.

  In October 1993, Standard & Poor's stiffened its debt-ratings formula for the electric utility industry, stating that the industry is in long-term decline. In addition, Moody's stated that it expected a drop in the next three years in its average credit ratings for the industry. Reasons set forth for these outlooks included slowing demand and increasing cost pressures as a result of competition from rival providers.

  Telecommunications. The telephone industry is large and highly concentrated. Companies that distribute telephone services and provide access to the telephone networks comprise the greatest portion of this segment. Telephone companies in the United States are still experiencing the effects of the breakup of American Telephone & Telegraph Company, which occurred in 1984. Since 1984, companies engaged in telephone communication services have expanded their non-regulated activities into other businesses, including cellular telephone services, data processing, equipment retailing, computer software and hardware services, and financial services. This expansion has provided significant opportunities for certain telephone companies to increase their earnings and dividends at faster rates than had been allowed in traditional regulated businesses. Increasing competition, technological innovations and other structural changes, however, could adversely affect the profitability of such utilities. Technological breakthroughs and the merger of telecommunications with video and entertainment is now associated with the expansion of the role of cable companies as providers of utility services in the telecommunications industry and the competitive response of traditional telephone companies. Given mergers and certain marketing tests currently underway, it is likely that both traditional telephone companies and cable companies will soon provide a greatly expanded range of utility services, including two-way video and informational services.

  Gas. Gas transmission companies and gas distribution companies are also undergoing significant changes. In the United States, interstate transmission companies are regulated by the Federal Energy Regulatory Commission, which is reducing its regulation of the industry. Many companies have diversified into oil and gas exploration and development, making returns more sensitive to energy prices. In the recent decades, gas utility companies have been adversely affected by disruptions in the oil industry and have also been affected by increased concentration and competition.

  Water. Water supply utilities are companies that collect, purify, distribute and sell water. In the United States and around the world, the industry is highly fragmented because most of the supplies are owned by local authorities. Companies in this industry are generally mature and are experiencing little or no per capita volume growth.

  Investment Outside the Utility Industries. The Global Utility Focus Fund is permitted to invest up to 35% of its assets in securities of issuers that are outside the utility industries. Such investments may include common stocks, debt securities or preferred stocks and will be selected to meet the Fund's investment objective of both capital appreciation and current income. These securities may be issued by either U.S. or non-U.S. companies. Some of these issuers may be in industries related to utility industries and, therefore, may be subject to similar risks. Securities that are issued by foreign companies or are denominated in foreign currencies are subject to certain risks. See "Other Portfolio Strategies--Foreign Securities."

  The Global Utility Focus Fund is also permitted to invest in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and in securities issued or guaranteed by foreign governments. Foreign government securities are typically denominated in foreign currencies and are subject to the currency fluctuation and other risks of foreign securities investments. The foreign government securities in which the Fund intends to invest generally will consist of obligations supported by national, state or local governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, including international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Investment Bank, the Asian Development Bank and the Inter-American Development Bank.

  Foreign government securities also include debt securities of "quasi-governmental agencies" and debt securities denominated in multinational currency units. An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain of the twelve member states of the European Economic Community. Debt securities of quasi-governmental agencies are issued by entities owned by either a national or local government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers. Foreign government securities will not be considered government securities for purposes of determining the Fund's compliance with diversification and concentration policies.


INTERNATIONAL EQUITY FOCUS FUND

  The investment objective of the International Equity Focus Fund is to seek capital appreciation and, secondarily, income by investing in a diversified portfolio of equity securities of issuers located in countries other than the United States. Under normal conditions, at least 65% of the Fund's net assets will be invested in such equity securities and at least 65% of the Fund's total assets will be invested in the securities of issuers from at least three different foreign countries. The investment objective of the Fund is a fundamental policy and may not be changed without approval of a majority of the Fund's outstanding shares. There can be no assurance that the Fund's investment objectives will be achieved. The Fund may employ a variety of investments and techniques to hedge against market and currency risk. See Appendix B. Investing on an international basis involves special considerations. Investing in smaller capital markets entails the risk of significant volatility in the Fund's security prices. See "Other Portfolio Strategies--Foreign Securities." The Fund is designed for investors seeking to complement their U.S. holdings through foreign investments. The Fund should be considered as a long-term investment and a vehicle for diversification and not as a balanced investment program.

  The International Equity Focus Fund will invest in an international portfolio of securities of foreign companies located throughout the world. While there are no prescribed limits on the geographic allocation of the Fund's investments, management of the Fund anticipates that a substantial portion of its assets will be invested in the developed countries of Europe and the Far East. For the reasons stated below, management of the Fund will give special attention to investment opportunities in the developing countries of the world, including, but not limited to Latin America, the Far East and Eastern Europe. It is anticipated that a significant portion of the Fund's assets may be invested in such developing countries.

  The allocation of the Fund's assets among the various foreign securities markets will be determined by the Investment Adviser based primarily on its assessment of the relative condition and growth potential of the various economies and securities markets, currency and taxation considerations and other pertinent financial, social, national and political factors. Within such allocations, the Investment Adviser will seek to identify equity investments in each market which are expected to provide a total return which equals or exceeds the return of such market as a whole.

  A significant portion of the Fund's assets may be invested in developing countries. This allocation of the Fund's assets reflects the belief that attractive investment opportunities may result from an evolving long-term international trend favoring more market-oriented economies, a trend that may especially benefit certain developing countries with smaller capital markets. This trend may be facilitated by local or international political, economic or financial developments that could benefit the capital markets of such countries. Certain such countries, particularly so-called "emerging" countries (such as Malaysia, Mexico and Thailand), which may be in the process of developing more market-oriented economies, may experience relatively high rates of economic growth. Because of the general illiquidity of the capital markets in certain developing countries, the Fund may invest in a relatively small number of leading or relatively actively traded companies in the capital markets of such a country in the expectation that the investment experience of the securities of such companies will substantially represent the investment experience of that country's capital markets as a whole.

  While the Fund will primarily emphasize investments in common stock, the Fund may also invest in preferred stocks, convertible debt securities and other instruments the return on which is linked to the performance of a common stock or a basket or index of common stocks (collectively, "equity securities"). The Fund may also invest in non-equity securities, including debt securities, cash or cash equivalents denominated in U.S. dollars or foreign currencies and short-term securities, including money market instruments. Under certain adverse investment conditions, for defensive purposes, the Fund may restrict the markets in which its assets will be invested and may increase the proportion of assets invested in short-term obligations of U.S. issuers. Investments made for defensive purposes will be maintained only during periods in which the Investment Adviser determines that economic or financial conditions are adverse for holding or being fully invested in equity securities of foreign issuers.

  The Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts, typically issued by an American bank or trust company, that evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe that evidence a similar ownership arrangement. GDRs are receipts issued throughout the world that evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradeable both in the U.S. and Europe and are designed for use throughout the world.

  The Fund also may invest up to 35% of its net assets in longer-term, non-convertible debt securities emphasizing debt securities which offer the opportunity for capital appreciation. Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. In accordance with its investment objective, the Fund will not seek to benefit from anticipated short-term fluctuations in currency exchange rates. The Fund may, from time to time, invest in debt securities with relatively high yields (as compared to other debt securities meeting the Fund's investment criteria), notwithstanding that the Fund may not anticipate that such securities will experience substantial capital appreciation. Such income can be used, however, to offset the operating expenses of the Fund.

  The Fund may invest in debt securities issued or guaranteed by foreign governments (including foreign states, provinces and municipalities) or their agencies and instrumentalities ("governmental entities"), issued or guaranteed by international organizations designated or supported by multiple foreign governmental entities (which are not obligations of foreign governments) to promote economic reconstruction or development ("supranational entities"), or issued by foreign corporations or financial institutions.

  Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Steel and Coal Community, the Asian Development Bank and the Inter-American Development Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

  The Fund has established no rating criteria for the debt securities in which it may invest, and such securities may not be rated at all for creditworthiness. Securities rated in the medium to lower rating categories of nationally recognized statistical rating organizations and unrated securities of comparable quality are predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the security and generally involve a greater volatility of price than securities in higher rating categories. In purchasing such securities, the Fund will rely on the Investment Adviser's judgement, analysis and experience in evaluating the creditworthiness of an issuer of such securities. The Investment Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. The Fund does not intend to purchase debt securities that are in default or which the Investment Adviser believes will be in default. See "Other Portfolio Strategies--Foreign Securities" and "Risks of High Yield Securities" below.


DEVELOPING CAPITAL MARKETS FOCUS FUND

  The investment objective of the Developing Capital Markets Focus Fund is to seek long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. Under normal conditions, at least 65% of the Fund's net assets will be invested in such equity securities. The investment objective of the Fund is a fundamental policy and may not be changed without approval of a majority of the Fund's outstanding shares. There can be no assurance that the Fund's investment objective will be achieved. The Fund may employ a variety of investments and techniques to hedge against market and currency risk. See Appendix B. Investing on an international basis involves special considerations. Investing in smaller capital markets entails the risk of significant volatility in the Fund's security prices. See "Other Portfolio Strategies--Foreign Securities." The Fund is designed for investors seeking to complement their U.S. holdings through foreign investments. The Fund should be considered as a long-term investment and a vehicle for diversification and not as a balanced investment program.

  For purposes of its investment objective, the Fund considers countries having smaller capital markets to be all countries other than the four countries having the largest equity market capitalizations. Currently, these four countries are Japan, the United Kingdom, the United States and Germany. At December 31, 1996, those countries' equity market capitalizations totalled approximately 69.84% of the world's equity market capitalization according to data provided by Morgan Stanley Capital International. The Fund will at all times, except during defensive periods, maintain investments in at least three countries having smaller capital markets.

  The Fund seeks to benefit from economic and other developments in smaller capital markets. The investment objective of the Fund reflects the belief that investment opportunities may result from an evolving long-term international trend favoring more market-oriented economies, a trend that may especially benefit certain countries having smaller capital markets. This trend may be facilitated by local or international political, economic or financial developments that could benefit the capital markets of such countries. Certain such countries, particularly so-called "emerging" countries (such as Malaysia, Mexico and Thailand) which may be in the process of developing more market-oriented economies, may experience relatively high rates of economic growth. Other countries (such as France, the Netherlands and Spain), although having relatively mature smaller capital markets, may also be in a position to benefit from local or international developments encouraging greater market orientation and diminishing governmental intervention in economic affairs.

  Many investors, particularly individuals, lack the information, capability or inclination to invest in countries having smaller capital markets. It also may not be permissible for such investors to invest directly in certain such markets. Unlike many intermediary investment vehicles, such as closed-end investment companies that invest in a single country, the Fund intends to diversify investment risk among the capital markets of a number of countries. The Fund will not necessarily seek to diversify investments on a geographical basis or on the basis of the level of economic development of any particular country.

  In its investment decision-making, the Investment Adviser will emphasize the allocation of assets among certain countries' capital markets, rather than the selection of particular industries or issuers. Because of the general illiquidity of the capital markets in some countries, the Fund may invest in a relatively small number of leading or actively traded companies in a country's capital markets in the expectation that the investment experience of the securities of such companies will substantially represent the investment experience of the country's capital markets as a whole.

  The Fund also may invest in debt securities of issuers in countries having smaller capital markets. Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. In accordance with its investment objective, the Fund will not seek to benefit from anticipated short-term fluctuations in currency exchange rates. The Fund may, from time to time, invest in debt securities with relatively high yields (as compared to other debt securities meeting the Fund's investment criteria), notwithstanding that the Fund may not anticipate that such securities will experience substantial capital appreciation. See "Risks of High Yield Securities" below. Such income can be used, however, to offset the operating expenses of the Fund.

  The Fund may invest in debt securities issued or guaranteed by foreign governments (including foreign states, provinces and municipalities) or their agencies and instrumentalities ("governmental entities"), issued or guaranteed by international organizations designated or supported by multiple foreign governmental entities (which are not obligations of foreign governments) to promote economic reconstruction or development ("supranational entities"), or issued by foreign corporations or financial institutions.

  Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the World Bank, the European Steel and Coal Community, the Asian Development Bank and the Inter-American Development Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

  The Fund has established no rating criteria for the debt securities in which it may invest, and such securities may not be rated at all for creditworthiness. Securities rated in the medium to lower rating categories of nationally recognized statistical rating organizations and unrated securities of comparable quality are predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the security and generally involve a greater volatility of price than securities in higher rating categories. In purchasing such securities, the Fund will rely on the Investment Adviser's judgement, analysis and experience in evaluating the creditworthiness of an issuer of such securities. The Investment Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. The Fund does not intend to purchase debt securities that are in default or which the Investment Adviser believes will be in default. See "Other Portfolio Strategies--Foreign Securities" and "Risks of High Yield Securities" below.

  For purposes of the Fund's investment objective, an issuer ordinarily will be considered to be located in the country where the primary trading market of its securities is located. The Fund, however, may consider a company to be located in countries having smaller capital markets, without reference to its domicile or to the primary trading market of its securities, when at least 50% of its non-current assets, capitalization, gross revenues or profits in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in such countries. The Fund also may consider closed-end investment companies to be located in the country or countries in which they primarily make their portfolio investments.

  Foreign investments in smaller capital markets involve risks not involved in domestic investment, including fluctuations in foreign exchange rates, future political and economic developments, different legal systems and the existence or possible imposition of exchange controls or other foreign or United States governmental laws or restrictions applicable to such investments. These risks are often heightened for investments in small capital markets. With respect to certain countries, there may be the possibility of expropriation of assets, confiscatory taxation, high rates of inflation, political or social instability or diplomatic developments which could affect investment in those countries. In addition, certain foreign investments may be subject to foreign withholding taxes.

  There may be less publicly available information about an issuer in a smaller capital market than would be available about a United States company, and it may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States companies. As a result, traditional investment measurements, such as price/earnings ratios, as used in the United States, may not be applicable in certain capital markets.

  The Fund reserves the right, as a temporary defensive measure or to provide for redemptions or in anticipation of investment in countries having smaller capital markets, to hold cash or cash equivalents (in U.S. dollars or foreign currencies) and short-term securities, including money market securities. The Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or other securities convertible into securities of foreign issuers. The Fund may invest in unsponsored ADRs. The issuers of unsponsored ADRs are not obligated to disclose material information in the United States, and therefore, there may not be a correlation between such information and the market value of such ADRs.


GOVERNMENT BOND FUND

  The investment objective of the Government Bond Fund is to seek the highest possible current income consistent with the protection of capital afforded by investing in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Under normal circumstances, all or substantially all of the Fund's assets will be invested in such securities. Depending on market conditions, an average maturity of six to fifteen years is anticipated. When, in the opinion of management, prevailing market or economic conditions warrant, a portion of the Fund may be invested in money market securities or a liquid asset fund to effectively utilize cash reserves. There can be no assurance that the Fund's investment objective will be achieved.

  Certain of the securities in which the Fund invests are supported by the full faith and credit of the U.S. Government, such as U.S. Treasury obligations. Other of the securities in which the Fund invests are not supported by the full faith and credit of the U.S. Government but are issued by U.S. Government agencies, instrumentalities or government-sponsored enterprises. Such securities are generally supported only by the credit of the agency, instrumentality or enterprise issuing the security and are generally considered to have a low principal risk. However, because of the longer-term maturities of the securities in which the Fund will invest, interest rate fluctuations may adversely affect the market value of such securities. As interest rates rise, the value of fixed-income securities will fall, adversely affecting the net asset value of the Fund.

  The U.S. Treasury Department has enacted regulations prescribing diversification standards to be met by investment company portfolios to which the investment base for any variable annuity policy has been allocated as a condition to such policies being treated as variable annuity contracts under the Internal Revenue Code of 1986, as amended (the "Code"). The regulations limit the percentage of the total assets of any investment company portfolio which may be invested in securities of any five or fewer issuers, including a requirement that no more than 55% of a portfolio's total assets be invested in the securities of any one issuer. Direct obligations of the U.S. Treasury are not excepted from the diversification requirements. Each government agency or instrumentality issuing, guaranteeing or insuring securities will be treated as a separate issuer for purposes of the diversification standards.

INDEX 500 FUND

  The investment objective of the Index 500 Fund is to seek to provide investment results that, before expenses, correspond to the aggregate price and yield performance of the S&P 500 Index. There can be no assurance that the Fund's investment objective will be achieved.

  The S&P 500 Index is a market-weighted index composed of 500 common stocks issued by companies in a wide range of businesses and which collectively represent a substantial portion of all common stocks publicly traded in the U.S. The composition of the S&P 500 Index is determined by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. Standard & Poor's criteria for selecting common stocks to include in the S&P 500 Index is based on factors such as market capitalization, trading activity and the adequacy of representation of particular industries, and favors U.S.-traded stocks of large companies that are among the most dominant in their industries. The S&P 500 Index is generally considered broadly representative of the performance of large-capitalization publicly traded common stocks in the U.S. The inclusion of a stock in the S&P 500 Index does not imply that Standard & Poor's believes the stock to be an attractive investment.

  The Index 500 Fund will not attempt to buy or sell securities based on the Investment Adviser's economic, financial or market analysis, but will instead employ a "passive" approach that attempts to remain invested at all times in a portfolio of assets the performance of which is expected to be strongly correlated with that of the S&P 500 Index. The Index 500 Fund may invest in all 500 stocks in the S&P 500 Index in approximately the same proportions as their weightings in the S&P 500 Index, or may invest in a statistically selected sample of the 500 stocks which comprise the S&P 500 Index designed, based on market capitalizations, industry weightings and financial attributes, to have aggregate investment characteristics similar to those of the S&P 500 Index as a whole. The Index 500 Fund may also (i) purchase common stocks not included in the S&P 500 Index as a proxy for certain common stocks included in the S&P 500 Index when the Investment Adviser believes it is an efficient means of replicating the performance of that index to do so, and (ii) invest in options and future contracts linked to the performance of the S&P 500 Index or of common stocks represented in the index.

  Under normal circumstances, it is expected that the Index 500 Fund will invest at least 90% (65% if the Index 500 Fund's assets are below $20 million) of its assets in common stocks represented in the S&P 500 Index and related options and futures contracts. The Index 500 Fund may invest a substantial portion of its assets in options and futures contracts in order to gain market exposure efficiently in the event of subscriptions, to maintain liquidity in the event of redemptions and to minimize trading costs. The Index 500 Fund may also invest in short-term fixed income instruments as cash reserves. The Index 500 Fund will not invest in short-term fixed income instruments, options or futures contracts for the purpose of implementing a defensive market strategy by lowering the Fund's exposure to common stocks to protect against a potential stock market decline, but instead will attempt to remain fully invested without regard to the Investment Adviser's market analysis. The Fund may, however, hold short-term fixed income instruments for temporary cash management purposes.

  The foregoing investment techniques are expected to be an effective means of substantially duplicating the aggregate price and yield performance of the S&P 500 Index at such times when the Fund is not fully invested in all 500 stocks in the S&P 500 Index in approximately the same proportions as their weightings in that index. To the extent the Index 500 Fund utilizes the foregoing investment techniques, the Fund may not track the S&P 500 Index with the same degree of accuracy as the Fund would if it were fully invested in all 500 stocks in the S&P 500 Index in approximately the same proportions as their weightings in that index. However, the principal advantage of the foregoing investment techniques is to provide an efficient means to invest in the universe of stocks of the S&P 500 Index. The Fund is expected to provide broad diversification, and will seek to operate at low costs due to its "passive" approach to portfolio management and anticipated low portfolio turnover rate.

NON-DIVERSIFIED FUNDS

  The Natural Resources Focus, Global Strategy Focus, Global Bond Focus, Index 500 and Developing Capital Markets Focus Funds are classified as non-diversified investment companies under the Investment Company Act. However, each Fund will have to limit its investments to the extent required by the diversification requirements applicable to regulated investment companies under the Internal Revenue Code. To qualify as a regulated investment company, a Fund, at the close of each fiscal quarter, may not have more than 25% of its total assets invested in the securities (except obligations of the U.S. Government, its agencies or instrumentalities) of any one issuer and with respect to 50% of its assets, (i) may not have more than 5% of its total assets invested in the securities of any one issuer and (ii) may not own more than 10% of the outstanding voting securities of any one issuer.

INVESTMENT RESTRICTIONS

  The Company has adopted a number of restrictions and policies relating to the investment of its assets and its activities which are fundamental policies and may not be changed without the approval of the holders of the Company's outstanding voting securities (including a majority of the shares of each Fund). Investors are referred to the Statement of Additional Information for a complete description of such restrictions and policies.

MONEY MARKET FUND PORTFOLIO RESTRICTIONS

  For purposes of the investment policies of the Domestic Money Market and Reserve Assets Funds, the Company defines short-term money market securities as securities having a maturity of no more than 762 days (25 months) in the case of U.S. Government and agency securities and no more than 397 days (13 months) in the case of all other securities. Management of the Company expects that substantially all the assets of the Domestic Money Market and Reserve Assets Funds will be invested in securities maturing in less than one year, but at times some portion may have maturities of up to 25 months. For these purposes, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is adjusted. The dollar-weighted average maturity of each Fund's portfolio assets will not exceed 90 days.

  The Domestic Money Market and Reserve Asset Funds' investments in short-term debt and depository institution money instruments will be rated, or will be issued by issuers who have been rated, in one of the two highest rating categories for short-term debt obligations by a nationally recognized statistical rating organization (an "NRSRO") or, if not rated, will be of comparable quality as determined by the Directors of the Company. Each Fund's investments in corporate bonds and debentures (which must have maturities at the date of purchase of 397 days (13 months) or less) will be in issuers which have received from an NRSRO a rating, with respect to a class of short-term debt obligations that is comparable in priority and security with the investment, in one of the two highest rating categories for short-term obligations or, if not rated, are of comparable quality as determined by the Directors of the Company. Currently, there are six NRSROs: Duff & Phelps Inc., Fitch Investors Services, Inc., IBCA Limited and its affiliate IBCA Inc., Moody's, Standard & Poor's and Thomson BankWatch.

  A regulation of the Securities and Exchange Commission limits investments by the Domestic Money Market and Reserve Assets Funds in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities) ordinarily to not more than 5% of its total assets, or in the event that such securities do not have the highest rating, not more than 1% of its total assets. In addition, this regulation requires that not more than 5% of each Fund's total assets be invested in securities that have a rating lower than the highest rating.

OTHER PORTFOLIO STRATEGIES

  Restricted Securities. Each of the Funds is subject to limitations on the amount of illiquid securities it may purchase; however, each Fund may purchase without regard to that limitation certain securities that are not registered under the Securities Act of 1933, as amended (the "Securities Act"), including
(a) commercial paper exempt from registration under Section 4(2) of the Securities Act, and (b) securities that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act, provided that the Company's Board of Directors continuously determines, based on the trading markets for the specific Rule 144A security, that it is liquid. The Board of Directors may adopt guidelines and delegate to the Investment Adviser the daily function of determining and monitoring liquidity of restricted securities. The Board has determined that securities sold under Rule 144A which are freely tradeable in their primary market offshore should be deemed liquid. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations.

  Since it is not possible to predict with assurance exactly how the market for restricted securities sold and offered under Rule 144A will develop, the Board of Directors will carefully monitor the Funds' investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

  Foreign Securities. The Reserve Assets, Prime Bond, High Current Income, Quality Equity, Equity Growth, Natural Resources Focus, Global Strategy Focus, Basic Value Focus, Global Bond Focus, Global Utility Focus, International Equity Focus and Developing Capital Markets Focus Funds may invest in securities of foreign issuers. The Index 500 Fund may also invest in securities of foreign issuers to the extent such issuers are included in the S&P 500 Index. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks which are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. If it should become necessary, a Fund could encounter greater difficulties in invoking legal processes abroad than would be the case in the United States. Transaction costs in foreign securities may be higher. The operating expense ratio of a Fund investing in foreign securities can be expected to be higher than that of an investment company investing exclusively in United States securities because the expenses of the Fund, such as custodial costs, are higher. In addition, net investment income earned by a Fund on a foreign security may be subject to withholding and other taxes imposed by foreign governments which will reduce a Fund's net investment income. The Investment Adviser will consider these and other factors before investing in foreign securities, and will not make such investments unless, in its opinion, such investments will meet the standards and objectives of a particular Fund. No Fund which may invest in foreign securities, other than the Natural Resources Focus and Global Strategy Focus Funds, will concentrate its investments in any particular country. The Natural Resources Focus, Global Strategy Focus, Global Bond Focus, Global Utility Focus, International Equity Focus and Developing Capital Markets Focus Funds may from time to time be substantially invested in non-dollar-denominated securities of foreign issuers. For a Fund that invests in foreign securities denominated or quoted in currencies other than the United States dollar, changes in foreign currency exchange rates may affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned, and a Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. Foreign currency exchange rates are determined by forces of supply and demand in the foreign exchange markets. These forces are, in turn, affected by international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. With respect to certain countries, there may be the possibility of expropriation of assets, confiscatory taxation, high rates of inflation, political or social instability or diplomatic developments which could affect investment in those countries. Each Fund of the Company other than the Natural Resources Focus, Global Strategy Focus, Basic Value Focus, Global Bond Focus, Global Utility Focus, International Equity Focus and Developing Capital Markets Focus Funds will purchase only securities issued only in dollar denominations.

  Each of the International Equity Focus Fund and Developing Capital Markets Focus Fund may invest a significant portion of its assets in securities of foreign issuers in smaller capital markets, while each of the other Funds which is permitted to invest in foreign securities may from time to time invest in securities of such foreign issuers. Foreign investments involve risks, including fluctuations in foreign exchange rates, future political and economic developments, different legal systems, the existence or possible imposition of exchange controls, or other foreign or United States governmental laws or restrictions, which are often heightened for investments in smaller capital markets.

  There may be less publicly available information about an issuer in a smaller capital market than would be available about a United States company, and it may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States companies. As a result, traditional investment measurements, such as price/earnings ratios, as used in the United States, may not be applicable in certain capital markets.

  Smaller capital markets, while often growing in trading volume, have substantially less volume than United States markets, and securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable United States companies. Brokerage commissions, custodial services, and other costs relating to investment in smaller capital markets are generally more expensive than in the United States. Such markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller capital markets, which may result in a Fund which invests in these markets incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement could result in temporary periods when assets of such a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. There is generally less government supervision and regulation of exchanges, brokers and issuers in countries having smaller capital markets than there is in the United States.

  As a result, management of a Fund which invests in foreign securities may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. A Fund may invest in countries in which foreign investors, including management of the Fund, have had no or limited prior experience. Due to its emphasis on securities of issuers located in smaller capital markets, each of the Developing Capital Markets Focus Fund and the International Equity Focus Fund should be considered as a vehicle for diversification and not as a balanced investment program.

  Certain of the Funds may invest in debt securities issued by foreign governments. Investments in foreign government debt securities, particularly those of emerging market country governments, involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country's debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, and, in the case of a government debtor, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole and the political constraints to which a government debtor may be subject. Government debtors may default on their debt and may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Holders of government debt, including the Fund, may be requested to participate in the rescheduling of such debt and to extend further loans to government debtors.

  As a result of the foregoing, a government obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country. Government obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. The issuers of the government debt securities in which a Fund may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements.

  The Developing Capital Markets Focus and International Equity Focus Funds intend to invest in securities of foreign issuers in smaller capital markets. Some countries with smaller capital markets prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms than securities of the company available for purchase by nationals.

  A number of countries, such as South Korea, Taiwan and Thailand, have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. In accordance with the Investment Company Act, the Developing Capital Markets Focus and International Equity Focus Funds each may invest up to 10% of its total assets in securities of such closed-end investment companies. This restriction on investments in securities of closed-end investment companies may limit opportunities for the Fund to invest indirectly in certain smaller capital markets. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their net asset values. If a Fund acquires shares in closed-end investment companies, shareholders would bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies. A Fund also may seek, at its own cost, to create its own investment entities under the laws of certain countries.

  In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or the companies with the most actively traded securities. Also, the Investment Company Act restricts a Fund's investments in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from "securities related activities," as defined by the rules thereunder. These provisions may also restrict a Fund's investments in certain foreign banks and other financial institutions.

  Lending of Portfolio Securities. Each Fund of the Company may from time to time lend securities (but not in excess of 20% of its total assets) from its portfolio to brokers, dealers and financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government which, while the loan is outstanding, will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities plus accrued interest. Such cash collateral will be invested in short-term securities, the income from which will increase the return to the Fund.

  Forward Commitments. Each of the Funds may purchase securities on a when-issued basis, and they may purchase or sell such securities for delayed delivery. These transactions occur when securities are purchased or sold by a Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Fund at the time of entering into the transaction. The value of the security on the delivery date may be more or less than its purchase price. A Fund entering into such transactions will maintain a segregated account with its custodian of cash or liquid securities in an aggregate amount equal to the amount of its commitments in connection with such delayed delivery and purchase transactions.

  Standby Commitment Agreements. The High Current Income, Global Utility Focus and Developing Capital Markets Focus Funds may from time to time enter into standby commitment agreements. Such agreements commit the respective Fund, for a stated period of time, to purchase a stated amount of a fixed income security which may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee which is typically approximately 0.5% of the aggregate purchase price of the security which the Fund has committed to purchase. The Fund will at all times maintain a segregated account with its custodian of cash or liquid securities in an amount equal to the purchase price of the securities underlying the commitment. There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price.

  Portfolio Strategies Involving Indexed and Inverse Securities, Options, Futures and Foreign Exchange Transactions. Certain Funds may use derivative instruments, including indexed and inverse securities, options and futures and purchase and sell foreign exchange. Transactions involving such instruments expose these Funds to certain risks. Each Fund's use of these instruments and the associated risks are described in detail in Appendix B attached to this Prospectus.

RISKS OF HIGH YIELD SECURITIES

  The High Current Income Fund, International Equity Focus Fund and Developing Capital Markets Focus Fund may invest a substantial portion of their assets in high yield, high risk securities or junk bonds, which are regarded as being predominantly speculative as to the issuer's ability to make payments of principal and interest. Investment in such securities involves substantial risk. Issuers of junk bonds may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher-rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During recessionary periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of junk bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer. While the high yield securities in which the High Current Income Fund, International Equity Focus Fund or Developing Capital Markets Focus Fund may invest normally do not include securities which, at the time of investment, are in default or the issuers of which are in bankruptcy, there can be no assurance that such events will not occur after a Fund purchases a particular security, in which case a Fund may experience losses and incur costs.

  In an effort to minimize the risk of issuer default or bankruptcy, the High Current Income Fund, International Equity Focus Fund and Developing Capital Markets Focus Fund each will diversify its holdings among many issuers. However, there can be no assurance that diversification will protect a Fund from widespread defaults brought about by a sustained economic downturn.

  High yield securities tend to be more volatile than higher-rated fixed-income securities, so that adverse economic events may have a greater impact on their prices and yields than on higher-rated fixed-income securities. Zero coupon bonds and bonds which pay interest and/or principal in additional bonds rather than in cash are especially volatile. Like higher-rated fixed-income securities, junk bonds are generally purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in this market, which may be less liquid than the market for higher-rated fixed-income securities, even under normal economic conditions. Also, there may be significant disparities in the prices quoted for such bonds by various dealers. Adverse economic conditions or investor perceptions (whether or not based on economic fundamentals) may impair the liquidity of this market, and may cause the prices the High Current Income Fund, International Equity Focus Fund and Developing Capital Markets Focus Fund receive for their junk bonds to be reduced, or a Fund may experience difficulty in liquidating a portion of its portfolio when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Under such conditions, judgement may play a greater role in valuing certain of each Fund's portfolio securities than in the case of securities trading in a more liquid market.

  Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of junk bonds, particularly in a thinly traded market. Factors adversely affecting the market value of such securities are likely to affect adversely the net asset value of the High Current Income Fund, International Equity Focus Fund and Developing Capital Markets Focus Fund. In addition, each Fund may incur additional expenses to the extent that it is required to seek recovery upon a default on a portfolio holding or to participate in the restructuring of the obligation.

  Sovereign Debt. The junk bonds in which the High Current Income Fund, International Equity Focus Fund and Developing Capital Markets Focus Fund may invest include junk bonds issued by sovereign entities.

Investment in such sovereign debt involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

  Holders of sovereign debt, including the High Current Income Fund, International Equity Focus Fund and Developing Capital Markets Focus Fund, may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies available to a Fund and there can be no assurance a Fund will be able to collect on defaulted sovereign debt in whole or in part.

INSURANCE LAW RESTRICTIONS

  In order for shares of the Company's Funds to remain eligible investments for the Separate Accounts, it may be necessary, from time to time, for a Fund to limit its investments in certain types of securities in accordance with the insurance laws or regulations of the various states in which the Contracts are sold.

  The New York insurance law requires that investments of each Fund be made with the degree of care of an "ordinarily prudent person." The Investment Adviser believes that compliance with this standard will not have any negative impact on the performance of any of the Funds.

OTHER CONSIDERATIONS

  The Investment Adviser will use its best efforts to assure that each Fund of the Company complies with certain investment limitations of the Internal Revenue Service to assure favorable income tax treatment for the Contracts. It is not expected that such investment limitations will materially affect the ability of any Fund to achieve its investment objective.

                                   DIRECTORS

  The Directors of the Company consist of six individuals, five of whom are not "interested persons" of the Company as defined in the Investment Company Act of 1940. The Directors of the Company are responsible for the overall supervision of the operations of the Company and perform the various duties imposed on the directors of the investment companies by the Investment Company Act of 1940. The Board of Directors elects officers of the Company annually.

  The Directors of the Company and their principal employment are as follows:

  Arthur Zeikel*--President of the Investment Adviser and its affiliate, Fund Asset Management, L.P. ("FAM"); President and Director of Princeton Services, Inc. ("Princeton Services"); Executive Vice President of ML&Co.; and Director of the Merrill Lynch Funds Distributor, Inc. (the "Distributor").

  Joe Grills--Member of the Committee on Investment of Employee Benefit Assets of the Financial Executives Institute ("CIEBA"); Member of CIEBA's Executive Committee; and Member of the Investment Advisory Committee of the State of New York Common Retirement Fund and the Howard Hughes Medical Institute; Director, Duke Management Company, LaSalle Street Fund and Kimco Realty Corporation.

  Walter Mintz--Special Limited Partner of Cumberland Partners (investment partnership).

  Robert S. Salomon, Jr.--Principal of STI Management (investment adviser).

  Melvin R. Seiden--Director of Silbanc Properties, Ltd. (real estate, consulting and investments).

  Stephen R. Swensrud--Chairman of Fernwood Associates (financial consultants).

--------
* Interested person, as defined in the Investment Company Act of 1940, of the Company.

                              INVESTMENT ADVISER

  Merrill Lynch Asset Management L.P. ("MLAM"), an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc., is the investment adviser (the "Investment Adviser") for the Fund. The general partner of the Investment Adviser is Princeton Services, Inc., a wholly owned subsidiary of Merrill Lynch & Co., Inc. The principal address of the Investment Adviser is 800 Scudders Mill Road, Plainsboro, New Jersey 08536 (mailing address: Box 9011, Princeton, New Jersey 08543-9011). The Investment Adviser or its affiliate, Fund Asset Management, L.P. ("FAM"), acts as the investment adviser for over 130 other registered investment companies. The Investment Adviser also offers portfolio management and portfolio analysis services to individuals and institutions. In the aggregate, as of March 31, 1997, MLAM and FAM had a total of approximately $247.2 billion in investment company and other portfolio assets under management including assets of certain affiliates.

  While the Investment Adviser is at all times subject to the direction of the Board of Directors of the Company, the Investment Advisory Agreements provide that the Investment Adviser, subject to review by the Board of Directors, is responsible for the actual management of the Funds and has responsibility for making decisions to buy, sell or hold any particular security. The Investment Adviser provides the portfolio managers for the Funds, who consider information from various sources, make the necessary investment decisions and effect transactions accordingly. The Investment Adviser is also obligated to perform certain administrative and management services for the Company (certain of which it may delegate to third parties) and is obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties under the Agreements. The Investment Adviser has access to the full range of the securities and economic research facilities of Merrill Lynch.

  During the Company's fiscal year ended December 31, 1996, the advisory fees expense incurred by the Company totaled $24,131,430 of which $118,827 related to the Reserve Assets Fund (representing .50% of its average net assets), $2,160,063 related to the Prime Bond Fund (representing .44% of its average net assets), $1,881,541 related to the High Current Income Fund (representing
 .49% of its average net assets), $3,136,852 related to the Quality Equity Fund (representing .44% of its average net assets), $3,010,613 related to the Equity Growth Fund (representing .75% of its average net assets), $1,638 related to the Index 500 Fund (representing .30% of its average net assets) all of which was voluntarily waived by MLAM, $297,742 related to the Natural Resources Focus Fund (representing .65% of its average net assets), $1,186,936 related to the American Balanced Fund (representing .55% of its average net assets), $1,386,726 related to the Domestic Money Market Fund (representing
 .50% of its average net assets), $3,715,122 related to the Global Strategy Focus Fund (representing .65% of its average net assets), $2,414,605 related to the Basic Value Focus Fund (representing .60% of its average net assets), $518,022 related to the Global Bond Focus Fund (representing .60% of its average net assets), $880,959 related to the Global Utility Focus Fund (representing .60% of its average net assets), $2,358,140 related to the International Equity Focus Fund (representing .75% of its average net assets), $765,718 related to the Developing Capital Markets Focus Fund (representing 1.00% of its average net assets) of which $52,388 was voluntarily waived by MLAM, $297,926 related to the Government Bond Focus Fund (representing .50% of its average net assets) of which $264,214 was voluntarily waived by MLAM.

  During the Company's fiscal year ended December 31, 1996, the total operating expenses of the Company's Funds (including the advisory fees paid to the Investment Adviser), before any fee waiver or reimbursement of a portion of such expenses were as follows: $144,685 related to the Reserve Assets Fund (representing .61% of its average net assets), $2,418,846 related to the Prime Bond Fund (representing .49% of its average net assets), $2,096,102 related to the High Current Income Fund (representing .54% of its average net assets), $3,495,231 related to Quality Equity Fund (representing .49% of its average net assets), $3,240,858 related to the Equity Growth Fund (representing .81% of its average net assets), $3,289 related to the Index 500 Fund (representing
 .60% of its average net assets), $358,882 related to the Natural Resources Focus Fund (representing .78% of its average net assets), $1,300,476 related to the American Balanced Fund (representing .60% of its average net assets), $1,507,384 related to the Domestic Money Market Fund (representing .54% of its average net assets), $4,077,255 related to the Global Strategy Focus Fund (representing .71% of its average net assets), $2,657,872 related to the Basic Value Focus Fund (representing .66% of its average net assets), $593,766 related to the Global Bond Focus Fund (representing .69% of its average net assets), $970,696 related to the Global Utility Focus Fund (representing .66% of its average net assets), $2,802,938 related to the International Equity Focus

Fund (representing .89% of its average net assets), $1,009,535 related to the Developing Capital Markets Focus Fund (representing 1.31% of its average net assets), $353,780 related to the Government Bond Fund (representing .59% of its average net assets).

  The Investment Adviser has entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with MLAM U.K., an indirect wholly owned subsidiary of ML & Co., and an affiliate of the Investment Adviser, pursuant to which the Investment Adviser pays MLAM U.K. a fee for providing investment advisory services to the Investment Adviser with respect to the Funds in an amount to be determined from time to time by the Investment Adviser and MLAM U.K. but in no event in excess of the amount that the Investment Adviser actually receives for providing services to the Funds pursuant to the Investment Advisory Agreement.

  The Investment Adviser and Merrill Lynch Life Agency, Inc. ("MLLA") have entered into two agreements which limit the operating expenses paid by each Fund in a given year to 1.25% of its average daily net assets (the "Reimbursement Agreements"). The reimbursement agreements, dated April 30, 1985 and February 11, 1992, provide that any expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by the Investment Adviser which, in turn, will be reimbursed by MLLA.

  The Investment Adviser has entered into administrative services agreements with certain Insurance Companies, including MLLIC and ML of New York, pursuant to which the Investment Adviser compensates such companies for administrative responsibilities relating to the Company which are performed by such Insurance Companies.

CODE OF ETHICS

  The Board of Directors of the Company has adopted a Code of Ethics under Rule 17j-1 of the Act which incorporates the Code of Ethics of the Investment Adviser (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Investment Adviser and, as described below, impose additional, more onerous, restrictions on fund investment personnel.

  The Codes require that all employees of the Investment Adviser preclear any personal securities investment (with limited exceptions, such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Investment Adviser include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security which at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Investment Adviser. Furthermore, the Codes provide for trading "blackout periods" which prohibit trading by investment personnel of the Company within periods of trading by the Company in the same (or equivalent) security (15 or 30 days depending upon the transaction).


PORTFOLIO MANAGERS

  The following is information with respect to the Portfolio Managers for each of the Company's Funds.

  Thomas R. Robinson has served as the Portfolio Manager of the American Balanced Fund, Global Strategy Focus Fund and Quality Equity Fund since November 1995, and is primarily responsible for each such Fund's day-to-day management. He has served as a Senior Portfolio Manager of MLAM since November 1995. From 1989 to 1995, he served as Manager of International Strategy for Merrill Lynch & Co. Global Securities Research & Economics Group.

  Kevin Rendino has served as the Basic Value Focus Fund's Portfolio Manager since July 1993, and is primarily responsible for the Fund's day-to-day management. He has served as Vice President of MLAM since December 1993; Senior Research Analyst from 1990 to 1992; Corporate Analyst from 1988 to 1990.

  Thomas D'Auria has served as the Portfolio Manager of the Equity Growth Fund since March 1997 and will be responsible for the day-to-day management of the Equity Growth Fund. Mr. D'Auria was previously the principal analyst for the Equity Growth Fund; Senior Securities Analyst for Midlantic Bank from 1992 to 1994; Securities Analyst for Dreman Value Management from 1986 to 1992.

  Walter Rogers has served as the Global Utility Focus Fund's Portfolio Manager since July 1993, and is primarily responsible for the Fund's day-to-day management. He has served as Vice President of MLAM since 1987.

  Aldona Schwartz has served as the High Current Income Fund's Portfolio Manager since July 1993, and is primarily responsible for the Fund's day-to-day management. She has served as Vice President of MLAM since 1991 and employee of the Investment Adviser since 1986.

  Andrew Bascand has served as the International Equity Focus Fund's Co-Portfolio Manager since July 1993 and became sole Portfolio Manager in March 1997. He is primarily responsible for the Fund's day-to-day management. He has been the director of MLAM, U.K. and Vice President of Merrill Lynch Global Asset Management Limited (MLGAM) since 1993; Chief Economist with A.M.P. Investment (NZ) in New Zealand from 1989 to 1993; Economic Adviser to the Chief Economist of the Reserve Bank of New Zealand from 1987 to 1989; and Senior Research Officer of the Bank of England's International Department from 1986 to 1987.

  Peter Lehman has served as the Natural Resources Focus Fund's Portfolio Manager since January 1994, and is primarily responsible for the Fund's day-to-day management. He has served as Vice President of MLAM since 1994; Senior Fund Analyst for an international fund managed by the Investment Adviser from 1992 to 1994; Director and Senior Portfolio Manager for Prudential Insurance Company of America from 1989 to 1991.

  Jay Harbeck has served as the Prime Bond Fund's and the Government Bond Fund's Portfolio Manager since July 1992 and May 1994 respectively, and is primarily responsible for the Funds day-to-day management. He has served as Vice President of MLAM since 1986.

  Jacqueline Rogers has served as the Portfolio Manager of the Domestic Money Market Fund and the Reserve Assets Fund since October 1996, and is primarily responsible for each such Fund's day-to-day management. She has served as Vice President of MLAM since January 1986.

  Robert Parish has served as the Co-Portfolio Manager of Global Bond Focus Fund (formerly, the World Income Focus Fund) since July 1993 and, together with Sean Casey, is primarily responsible for the Fund's day-to-day management. He has served as Vice President of MLAM since 1991 and was the Vice President and Senior Portfolio Manager for Templeton International from 1987 to 1991.

  Grace Pineda has served as the Developing Capital Markets Focus Fund's Portfolio Manager since May 1994, and is primarily responsible for the Fund's day-to-day management. She has served as Vice President of MLAM since 1989.

  Eric Mitofsky has served as the Index 500 Fund's Portfolio Manager since the Fund commenced operations in December 1996. He has served as a Vice President of MLAM since 1992, and was an employee of Merrill Lynch's Equity Trading Group from 1983 to 1992.

  Sean Casey has served as the Co-Portfolio Manager of the Global Bond Focus Fund (formerly, the World Income Focus Fund) since October 1995 and, together with Robert Parish, is primarily responsible for the Fund's day-to-day management. He has served as Vice President of MLAM since 1995; Chief Investment Officer, Chase Asset Management from 1990 to 1995.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

  None of the Company's Funds has any obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policy established by the Board of Directors of the Company, the Investment Adviser is primarily responsible for the Company's portfolio decisions and the placing of the Company's portfolio transactions. In placing orders, it is the policy of each Fund to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transactions and difficulty of execution. While the Investment Adviser generally seeks reasonably competitive spreads or commissions, the Company will not necessarily be paying the lowest spread or commission available.

  Under the Investment Company Act of 1940, persons affiliated with the Company are prohibited from dealing with the Company as a principal in the purchase and sale of the Company's portfolio securities unless an exemptive order allowing such transactions is obtained from the Securities and Exchange Commission. Affiliated persons of the Company may serve as its broker in over-the-counter transactions conducted on an agency basis. The Securities and Exchange Commission has issued an order permitting the Company to conduct certain principal transactions with respect to the Domestic Money Market and Reserve Assets Funds with Merrill Lynch Government Securities Inc. and Merrill Lynch Money Markets Inc. in U.S. Government and Government agency securities, and certain other money market securities, subject to certain terms and conditions. During the year ended December 31, 1996, the Company engaged in 16 transactions pursuant to such order involving approximately $64.9 million of securities. For the year ended December 31, 1996, the Company paid brokerage commissions of $6,656,814, of which $266,405 was paid to Merrill Lynch.

                              PURCHASE OF SHARES

  The Company continuously offers shares of Class A Common Stock in each of its Funds to the Insurance Companies at prices equal to the respective per share net asset value of the Funds. Merrill Lynch Funds Distributor, Inc., a wholly owned subsidiary of the Investment Adviser, acts as the distributor of the shares. Net asset value is determined in the manner set forth below under "Additional Information--Determination of Net Asset Value."

  The Company and the Distributor reserve the right to suspend the sale of shares of each Fund in response to conditions in the securities markets or otherwise.

                             REDEMPTION OF SHARES

  The Company is required to redeem all full and fractional shares of the Funds for cash. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

  It is the Company's intention to distribute substantially all of the net investment income, if any, of each Fund. For dividend purposes, net investment income of each Fund, other than the Company's Domestic Money Market and Reserve Assets Funds, will consist of all payments of dividends or interest received by such Fund less the estimated expenses of such Fund (including fees payable to the Investment Adviser). Net investment income of the Domestic Money Market and Reserve Assets Funds (from the time of the immediate preceding determination thereof) consists of (i) interest accrued and/or discount earned (including both original issue and market discount), (ii) plus or minus all realized and unrealized gains (other than realized long-term capital gains) and losses on its portfolio securities, (iii) less the estimated expenses of the respective Fund (including the fees payable to the Investment Adviser) applicable to that dividend period.

  Dividends on the Domestic Money Market and Reserve Assets Funds are declared daily and reinvested monthly in additional full and fractional shares of such Fund. Dividends from net investment income of the Prime Bond, High Current Income, Global Bond Focus and Government Bond Funds are declared and reinvested monthly in additional full and fractional shares of the respective Funds at net asset value. Dividends from net investment income of the Global Utility Focus Fund are declared and reinvested quarterly in additional full and fractional shares of the Fund. Dividends from net investment income of the Quality Equity, Equity Growth, Index 500, National Resources Focus, American Balanced, Global Strategy Focus, International Equity Focus, Basic Value Focus and Developing Capital Markets Focus Funds are declared and reinvested at least annually in additional full and fractional shares of the respective Funds.

  All net realized long-term or short-term capital gains of the Company, if any, other than short-term capital gains of the Domestic Money Market and Reserve Assets Funds, are declared and distributed annually after the close of the Company's fiscal year to the shareholders of the Fund or Funds to which such gains are attributable. Short-term capital gains are taxable as ordinary income.

TAX TREATMENT OF THE COMPANY

  Each Fund intends to continue to qualify as a regulated investment company under certain provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Under such provisions, a Fund will not be subject to federal income tax on such part of its net ordinary income and net realized capital gains which it distributes to shareholders. One of the requirements to qualify for treatment as a regulated investment company under the Code is that a Fund, among other things, derive less than 30% of its gross income in each taxable year from gains (without deduction of losses) from the sale or other disposition of stocks, securities and certain options, futures or forward contracts held for less than three months. This requirement may limit the ability of certain Funds to dispose of certain securities at times when management of the Company might otherwise deem such disposition appropriate or desirable.

  If a Fund earns original issue discount income in a taxable year which is not represented by correlative cash income, or if a Fund receives property rather than cash in payment of interest, shareholders will be allocated income greater than the amount of cash distributed to them. In addition, the Fund may have to dispose of securities and use the proceeds thereof to make distributions in amounts necessary to satisfy its distribution requirements under the Code.

TAX TREATMENT OF INSURANCE COMPANIES AS SHAREHOLDERS

  Dividends paid by the Company from its ordinary income and distributions of the Company's net realized capital gains are includable in the respective Insurance Company's gross income. Distributions of the Company's net realized long-term capital gains retain their character as long-term capital gains in the hands of the Insurance Companies if certain requirements are met. The tax treatment of such dividends and distributions depends on the respective Insurance Company's tax status. To the extent that income of the Company represents dividends on common or preferred stock, rather than interest income, its distributions to the Insurance Companies will be eligible for the present 70% dividends received deduction applicable in the case of a life insurance company as provided in the Code. See the Prospectus for the Contracts for a description of the respective Insurance Company's tax status and the charges which may be made to cover any taxes attributable to the Separate Account. Not later than 60 days after the end of each calendar year, the Company will send to the Insurance Companies a written notice required by the Code designating the amount and character of any distributions made during such year.

                               PERFORMANCE DATA

  From time to time the average annual total return and yield of one or more of the Company's Funds for various specified time periods may be included in advertisements or information furnished by the Insurance Companies to present or prospective Contract owners. Average annual total return and yield are computed in accordance with formulas specified by the Securities and Exchange Commission. In connection with its reorganization on December 6, 1996, the Global Bond Focus Fund (i) acquired substantially all of the assets and assumed substantially all the liabilities of the International Bond Fund, a separate Fund of the Company, (ii) implemented a change in its investment objective and policies from seeking high current income from a global portfolio of fixed income securities, including non-investment grade securities, to seeking a high total investment return by investing in a global portfolio of investment grade fixed income securities and (iii) changed its name from the World Income Focus Fund to its current name. For the period from the commencement of the World Income Focus Fund's operations through its reorganization on December 6, 1996, the portfolio of the Fund included debt securities rated below investment grade (i.e., junk bonds). On December 6, 1996, the Government Bond Fund (i) implemented a change in its investment objective so that the Fund may invest in any debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities without regard to remaining maturity and (ii) changed its name from the Intermediate Government Bond Fund to its current name. For the period from the commencement of the Fund's operations through December 6, 1996, the portfolio of the Intermediate Government Bond Fund consisted primarily of intermediate-term debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities with a maximum maturity not to exceed fifteen years. As a result of the foregoing changes in the investment objective of each of the Global Bond Focus

Fund and the Government Bond Fund, the performance information set forth herein and in the Statement of Additional Information for the fiscal year ended December 31, 1996 may not be indicative of such Fund's future performance.

  Average annual total return quotations for the specified periods will be computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return will be computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses.

  Yield quotations will be computed based on a 30-day period by dividing (a) the net income based on the yield to maturity of each security earned during the period by (b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the offering price per share on the last day of the period. The yield for the 30-day period ending December 31, 1996 was 6.23% for the Prime Bond Fund, 9.30% for the High Current Income Fund, 6.42% for the Global Bond Focus Fund and 5.88% for the Government Bond Fund.

  Total return and yield figures are based on the Fund's historical performance and are not intended to indicate future performance. The Fund's total return and yield will vary depending on market conditions, the securities comprising the Fund's portfolio, the Fund's operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. The yield and total return quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the Separate Account level which, if included, would decrease the yield.

  On occasion, one or more of the Company's Funds may compare its performance to that of the S&P 500 Index, the Value Line Composite Index, the Dow Jones Industrial Average, or performance data published by Lipper Analytical Services, Inc., or Variable Annuity Research Data Service or contained in publications such as Morningstar Publications, Inc., Chase Investment Performance Digest, Money Magazine, U.S. News & World Report, Business Week, Financial Services Weekly, Kiplinger Personal Finances, CDA Investment Technology, Inc., Forbes Magazine, Fortune Magazine, Wall Street Journal, USA Today, Barrons, Strategic Insight, Donaghues, Investors Business Daily and Ibbotson Associates. As with other performance data, performance comparisons should not be considered indicative of the Fund's relative performance for any future period.

                            ADDITIONAL INFORMATION

DETERMINATION OF NET ASSET VALUE

  The net asset value of the shares of each Fund is determined once daily by the Investment Adviser immediately after the declaration of dividends, if any, and is determined as of fifteen minutes following the close of trading on each day the New York Stock Exchange is open for business. The New York Stock Exchange is open on business days other than national holidays (except for Martin Luther King Day, when it is open) and Good Friday. The net asset value per share of each Fund other than the Domestic Money Market and Reserve Assets Funds is computed by dividing the sum of the value of the securities held by that Fund plus any cash or other assets (including interest and dividends accrued) minus all liabilities (including accrued expenses) by the total number of shares outstanding of that Fund at such time, rounded to the nearest cent. Expenses, including the investment advisory fees payable to the Investment Adviser, are accrued daily. Since the net investment income of the Domestic Money Market and Reserve Assets Funds (including realized and unrealized gains and losses on their portfolio securities) are declared as a dividend each time the net income of the Funds are determined (see "Dividends, Distributions and Taxes"), the net asset value per share of the Funds normally remains at $1.00 per share immediately after each such determination and dividend declaration.

  Except with respect to securities held by the Domestic Money Market and Reserve Assets Funds having a remaining maturity of 60 days or less, securities held by each Fund will be valued as follows: Portfolio securities that are traded on stock exchanges are valued at the last sale price (regular way) as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter ("OTC") market are valued at the last available bid price in the OTC market prior to the time of valuation, provided however that the Index 500 Fund will value its portfolio holdings which trade on the NASDAQ national market system at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the OTC market. When a Fund writes an option, the amount of the premium received is recorded on the books as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based upon the last sale price in the case of exchange-traded options or, in the case of options being traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Futures contracts are valued at settlement price at the close of the applicable exchange. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Company. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. Securities held by the Domestic Money Market and Reserve Assets Funds with a remaining maturity of 60 days or less are valued on an amortized cost basis, unless particular circumstances dictate otherwise.

  The Company has used pricing services, including Merrill Lynch Securities Pricing(TM) Service ("MLSPS"), to value securities held by the High Current Income and Prime Bond Funds and to value bonds held by other of the Company's Funds. The Board of Directors of the Company has examined the methods used by the pricing services in estimating the value of securities held by the Funds and believes that such methods will reasonably and fairly approximate the price at which those securities may be sold and result in a good faith determination of the fair value of such securities; however, there is no assurance that securities can be sold at the prices at which they are valued. During the fiscal year ended December 31, 1996, American Balanced Fund, Global Strategy Focus Fund, Global Utility Focus Fund, High Current Income Fund, Government Bond Fund, Prime Bond Fund and Global Bond Focus Fund paid MLSPS $278, $175, $77, $7,269, $822, $5,884 and $3,020, respectively.

ORGANIZATION OF THE COMPANY

  The Company was incorporated on October 16, 1981, and operations of its Reserve Assets Fund commenced on November 12, 1981. Operations of the Prime Bond, High Current Income, Quality Equity and Equity Growth Funds commenced on April 20, 1982. The Natural Resources Focus Fund and the American Balanced Fund commenced operations on June 1, 1988 and June 1, 1988, respectively. The Domestic Money Market Fund and the Global Strategy Focus Fund commenced operations on February 20 and February 28, 1992, respectively. The Basic Value Focus, Global Bond Focus, Global Utility Focus and International Equity Focus Funds commenced operations on July 1, 1993. The Developing Capital Markets Focus Fund and Government Bond Fund commenced operations on May 2, 1994. The Index 500 Fund commenced operations on December 13, 1996. The authorized capital stock of the Company consists of 3,400,000,000 shares of Class A Common Stock, par value $0.10 per share, and 3,400,000,000 shares of Class B Common Stock, par value $0.10 per share. The shares of Class A and Class B Common Stock are each divided into sixteen classes designated Merrill Lynch Reserve Assets Fund Common Stock, Merrill Lynch Prime Bond Fund Common Stock, Merrill Lynch High Current Income Fund Common Stock, Merrill Lynch Quality Equity Fund Common Stock, Merrill Lynch Equity Growth Fund Common Stock, Merrill Lynch Natural Resources Focus Fund Common Stock, Merrill Lynch American Balanced Fund Common Stock, Merrill Lynch Global Strategy Focus Fund Common Stock, Merrill Lynch Domestic Money Market Fund Common Stock, Merrill Lynch Basic Value Focus Fund Common Stock, Merrill Lynch Global Bond Focus Fund Common Stock, Merrill Lynch Global Utility Focus Fund Common Stock, Merrill Lynch International Equity Focus Fund Common Stock, Merrill Lynch Developing Capital Markets Focus Fund Common Stock, Merrill Lynch Government Bond Fund Common Stock and Merrill Lynch Index 500 Common Stock, respectively. The Company may, from time to time, at the sole discretion of its Board of Directors and without the need to obtain the approval of its shareholders or of Contract Owners, offer and sell shares of one or more of such classes. Each class consists of 100,000,000 Class A shares and 100,000,000

Class B shares except for Domestic Money Market Fund Common Stock which consists of 1,300,000,000 Class A shares and 1,300,000,000 Class B shares, Reserve Assets Fund Common Stock which consists of 500,000,000 Class A shares and 500,000,000 Class B shares and Global Bond Focus Fund Common Stock and Global Strategy Focus Fund Common Stock, each of which consists of 200,000,000 Class A shares and 200,000,000 Class B shares. All shares of Common Stock have equal voting rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. Pursuant to the Investment Company Act of 1940 and the rules and regulations thereunder, certain matters approved by a vote of all shareholders of the Company may not be binding on a class whose shareholders have not approved such matter. Each issued and outstanding share of a class is entitled to one vote and to participate equally in dividends and distributions declared with respect to such class and in net assets of such class upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. The shares of each class, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion, exchange or similar rights, and will be freely transferable. Holders of shares of any class are entitled to redeem their shares as set forth under "Redemption of Shares." Shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Company voting for the election of directors can elect all of the directors of the Company if they choose to do so and in such event the holders of the remaining shares would not be able to elect any directors. The Company does not intend to hold meetings of shareholders unless under the Investment Company Act of 1940 shareholders are required to act on any of the following matters: (i) election of directors; (ii) approval of an investment advisory agreement; (iii) approval of a distribution agreement; and (iv) ratification of the selection of independent accountants.

  The Board of Directors of the Company has authorized the issuance of shares of Class B Common Stock with respect to each of the Company's Funds, with the existing shares of Common Stock of each Fund to be designated Class A Common Stock of such Fund. The Board of Directors have also authorized the Company to enter into a Distribution Plan with Merrill Lynch Funds Distributor, Inc. under which the Company would pay distribution fees in respect of the shares of its Class B Common Stock. No shares of Class B Common Stock have been issued; however, the Company may commence issuing shares of Class B Common Stock later in 1997 pursuant to a separate or amended Prospectus.

  Family Life purchased $1,000 worth of shares of each of the Natural Resources Focus Fund and the American Balanced Fund on April 29, 1988 and $1,999,000 worth of shares of each such Fund on May 27, 1988. Family Life also provided the initial capitalization for each of the Company's other Funds other than the Funds named below for which MLLIC provided the initial capitalization. MLLIC purchased $100 worth of shares of each of the Domestic Money Market and Global Strategy Focus Funds on February 6, 1992, $2,000,000 worth of shares of the Domestic Money Market Fund on February 20, 1992, $2,000,000 worth of shares of the Global Strategy Focus Fund on February 28, 1992 and $100 worth of shares of each of the Basic Value Focus, Global Bond Focus, Global Utility Focus and International Equity Focus Funds on June 28, 1993. MLLIC purchased, on July 1, 1993, $8,000,000 worth of shares of each of the Global Bond Focus Fund and International Equity Focus Fund and $2,000,000 worth of shares of each of the Basic Value Focus Fund and the Global Utility Focus Fund. MLLIC purchased, on May 2, 1994, $8,000,000 worth of shares of the Developing Capital Markets Focus Fund and, on May 16, 1994, $2,000,000 worth of shares of the Government Bond Fund. On December 13, 1996, MLLIC purchased $10,000,000 worth of shares of the Index 500 Fund. The organizational expenses of each of the Company's Funds are paid by the Investment Adviser. The Investment Adviser is reimbursed by MLLIC for all such expenses over a five-year period.

  In connection with a reorganization on December 6, 1996 conducted by the Company with respect to certain of its Funds, the Company, with the approval of the affected shareholders of the Funds, caused (i) Global Bond Focus Fund
(a) to acquire substantially all of the assets and assume substantially all the liabilities of the International Bond Fund, a separate Fund of the Company, (b) to implement a change in its investment objective and policies from seeking high current income from a global portfolio of fixed income securities, including non-investment grade securities, to seeking a high total investment return by investing in a global portfolio of investment grade fixed income securities and (c) to change its name from the World Income Focus Fund to its current name; (ii) the Government Bond Fund (x) to implement a change in its investment objective so that the Fund may invest in any debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities without regard to remaining maturity and (y) to change its name from the Intermediate

Government Bond Fund to its current name; and (iii) the Global Strategy Focus Fund to acquire substantially all of the assets and assume substantially all the liabilities of the Flexible Strategy Fund, a separate Fund of the Company.

INDEPENDENT AUDITORS

  Deloitte & Touche LLP, 117 Campus Drive, Princeton, New Jersey 08540, has been selected as the independent auditors of the Company. The selection of independent auditors is subject to annual ratification by the Company's shareholders.

CUSTODIAN

  The Bank of New York ("BONY"), 110 Washington Street, New York, New York 10286, acts as Custodian of the Company's assets, except that Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, acts as Custodian for assets of the Company's Developing Capital Markets Focus Fund.

TRANSFER AND DIVIDEND DISBURSING AGENT

  Merrill Lynch Financial Data Services, Inc. ("MLFDS"), which is a wholly owned subsidiary of Merrill Lynch & Co., Inc., acts as the Company's Transfer Agent and is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. MLFDS will receive an annual fee of $5,000 per Fund and will be entitled to reimbursement of out-of-pocket expenses.

LEGAL COUNSEL

  Rogers & Wells, New York, New York, is counsel for the Company.

REPORTS TO SHAREHOLDERS

  The fiscal year of the Company ends on December 31 of each year. The Company will send to its shareholders at least semi-annually reports showing the Funds' portfolio securities and other information. An annual report containing financial statements, audited by independent auditors, will be sent to shareholders each year.

ADDITIONAL INFORMATION

  This Prospectus does not contain all of the information included in the Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940, with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission.

  The Statement of Additional Information, dated April 25, 1997, which forms a part of the Registration Statement, is incorporated by reference into this Prospectus. The Statement of Additional Information may be obtained without charge as provided on the cover page of this Prospectus. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

                                  APPENDIX A

U.S. GOVERNMENT SECURITIES

  The Domestic Money Market Fund and Reserve Assets Fund (and, for temporary or defensive purposes, each other Fund) may invest in the various types of marketable securities issued by or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the U.S. Treasury. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

GOVERNMENT AGENCY SECURITIES

  The Domestic Money Market Fund and Reserve Assets Fund (and, for temporary or defensive purposes, each other Fund) may invest in government agency securities, which are debt securities issued by government sponsored enterprises, federal agencies and international institutions. Such securities are not direct obligations of the Treasury but involve government sponsorship or guarantees by government agencies or enterprises. The Funds may invest in all types of government agency securities currently outstanding or to be issued in the future.

DEPOSITORY INSTITUTIONS MONEY INSTRUMENTS

  The Domestic Money Market Fund and Reserve Assets Fund (and, for temporary or defensive purposes, each other Fund) may invest in depositary institutions money instruments, such as certificates of deposit, including variable rate certificates of deposit, bankers' acceptances, time deposits and bank notes. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by commercial banks, savings banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity, usually at 30, 90 or 180 day intervals ("coupon dates"), based upon a specified market rate. As a result of these adjustments, the interest rate on these obligations may be increased or decreased periodically. Often, dealers selling variable rate certificates of deposit to the Funds agree to repurchase such instruments, at the Funds' option, at par on the coupon dates. The dealers' obligations to repurchase these instruments are subject to conditions imposed by the various dealers; such conditions typically are the continued credit standing of the issuer and the existence of reasonably orderly market conditions. The Funds are also able to sell variable rate certificates of deposit in the secondary market. Variable rate certificates of deposit normally carry a higher interest rate than comparable fixed rate certificates of deposit because variable rate certificates of deposit generally have a longer stated maturity than comparable fixed rate certificates of deposit. As a matter of policy, the Domestic Money Market Fund will invest only in these types of instruments issued by U.S. issuers.

  A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

  The Reserve Assets Fund (and, for temporary or defensive purposes, the Natural Resources Focus Fund, Global Strategy Focus Fund, Global Bond Focus Fund, Global Utility Focus Fund, International Equity Focus Fund, and Developing Capital Markets Focus Fund) may invest in certificates of deposit and bankers' acceptances issued by foreign branches or subsidiaries of U.S. banks ("Eurodollar" obligations) or U.S. branches or subsidiaries of foreign banks ("Yankeedollar" obligations). The Fund may invest only in Eurodollar obligations which by their terms are general obligations of the U.S. parent bank and meet the other criteria discussed below. Yankeedollar obligations in which the Fund may invest must be issued by U.S. branches or subsidiaries of foreign banks which are subject to state or federal banking regulations in the U.S. and by their terms must be general obligations of the foreign parent. In addition, the Fund will limit its investments in Yankeedollar obligations to obligations issued by banking institutions with more than $1 billion in assets.

  The Reserve Assets Fund (and, for temporary or defensive purposes, the Natural Resources Focus Fund, Global Strategy Focus Fund, Global Bond Focus Fund, Global Utility Focus Fund, International Equity Focus

Fund and Developing Capital Markets Focus Fund) may also invest in U.S. dollar-denominated obligations of foreign depository institutions and their foreign branches and subsidiaries, such as certificates of deposit, bankers' acceptances, time deposits and deposit notes. The obligations of such foreign branches and subsidiaries may be the general obligation of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation. Such investments will only be made if determined to be of comparable quality to other investments permissible for the Reserve Assets Fund. The Reserve Assets Fund will not invest more than 25% of its total assets (taken at market value at the time of each investment) in these obligations.

  Except as otherwise provided above with respect to investment in Yankeedollar and other foreign bank obligations no Fund may invest in any bank money instrument issued by a commercial bank or a savings and loan association unless the bank or association is organized and operating in the United States, has total assets of at least $1 billion and its deposits are insured by the Federal Deposit Insurance Corporation (the "FDIC"); provided that this limitation shall not prohibit the investment of up to 10% of the total assets of a Fund (taken at market value at the time of each investment) in certificates of deposit issued by banks and savings and loan associations with assets of less than $1 billion if the principal amount of each such certificate of deposit is fully insured by the FDIC.

SHORT-TERM DEBT INSTRUMENTS

  The Domestic Money Market Fund and Reserve Assets Fund (and, for temporary or defensive purposes, each other Fund) may invest in commercial paper (including variable amount master demand notes and insurance company funding agreements), which refers to short-term, unsecured promissory notes issued by corporations, partnerships, trusts and other entities to finance short-term credit needs and by trusts issuing asset-backed commercial paper. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Because variable amount master notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded and there is no secondary market for the notes. Typically, agreements relating to such notes provide that the lender may not sell or otherwise transfer the note without the borrower's consent. Such notes provide that the interest rate on the amount outstanding is adjusted periodically, typically on a daily basis, in accordance with a stated short-term interest rate benchmark. Because the interest rate of a variable amount master note is adjusted no less often than every 60 days and since repayment of the note may be demanded at any time, the Investment Adviser values such a note in accordance with the amortized cost basis described under "Determination of Net Asset Value" in the Statement of Additional Information.

  The Domestic Money Market Fund and Reserve Assets Fund may also invest in nonconvertible debt securities issued by entities or asset-backed nonconvertible debt securities issued by trusts (e.g., bonds and debentures) with no more than 397 days (13 months) remaining to maturity at date of settlement. Short-term debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities. For a discussion of the ratings requirements of the Funds' portfolio securities, see "Investment Objectives and Policies of the Funds-- Money Market Fund Portfolio Restrictions" and "Investment Objectives and Policies of the Funds--Domestic Money Market Fund" in the Prospectus.

  The Reserve Assets Fund (and, for temporary or defensive purposes, the Natural Resources Focus Fund, Global Strategy Focus Fund, Global Bond Focus Fund, Global Utility Focus Fund, International Equity Focus Fund and Developing Capital Markets Focus Fund) may also invest in U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities. Such investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issuers. Investments in foreign entities in general involve the same risks as those described in the Statement of Additional Information in connection with investments in Eurodollar, Yankeedollar and foreign bank obligations.

REPURCHASE AGREEMENTS

  Repurchase Agreements; Purchase and Sale Contracts. Each Fund may invest in securities pursuant to repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees, upon entering into the contract with the Fund, to repurchase a security (typically a security issued or guaranteed by the U.S. government) at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed yield for the Fund insulated from fluctuations in the market value of the underlying security during such period, although, to the extent the repurchase agreement is not denominated in U.S. dollars, the Fund's return may be affected by currency fluctuations. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System, a primary dealer in U.S. government securities or an affiliate thereof. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts, unlike repurchase agreements, allocate interest on the underlying security to the purchaser during the term of the agreement and generally do not require the seller to provide additional securities in the event of a decline in the market value of the purchased security during the term of the agreement. If the seller were to default on its obligation to repurchase a security under a repurchase agreement or purchase and sale contract and the market value of the underlying security at such time was less than the Fund had paid to the seller, the Fund would realize a loss. Repurchase agreements maturing in more than seven days will be considered "illiquid securities." The Domestic Money Markets and Reserve Assets Funds will not enter into repurchase agreements maturing in more than 30 days.

  Reverse Repurchase Agreements. The Domestic Money Market and Reserve Assets Funds may enter into reverse repurchase agreements, which involve the sale of money market securities held by the Funds, with an agreement to repurchase the securities at an agreed upon price, date, and interest payment. The Funds will use the proceeds of the reverse repurchase agreements to purchase other money market securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Funds will utilize reverse repurchase agreements when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction. A separate account of the applicable Fund will be established with the Custodian consisting of cash or liquid securities having a market value at all times at least equal in value to the proceeds received on any sale subject to repurchase plus accrued interest.

DESCRIPTION OF CORPORATE BOND RATINGS

  Moody's Investors Service, Inc.:

    Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa--Bonds which are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded both during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B--Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any period of time may be small.

    Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcomings.

    C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

  Standard & Poor's Corporation:

    AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

    AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

    A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

    BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

    BB--B--CCC--CC--Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

    NR--Not rated by the indicated rating agency.

    Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                  APPENDIX B

  Certain Funds of the Company are authorized to use derivative instruments, including indexed and inverse securities, options, and futures, and to purchase and sell foreign exchange, as described below. Such instruments are referred to collectively herein as "Strategic Instruments."

INDEXED AND INVERSE SECURITIES

  The Domestic Money Market Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Global Utility Focus Fund, the Government Bond Fund, the Index 500 Fund, the International Equity Focus Fund, the Natural Resources Focus Fund, the Prime Bond Fund and the Reserve Assets Fund may invest in securities the potential return of which is based on the change in particular measurements of value or rate (an "index"). As an illustration, a Fund may invest in a debt security that pays interest and returns principal based on the change in the value of an interest rate index (such as the prime rate or federal funds rate), a securities index (such as the S&P 500 or a more narrowly-focused index such as the AMEX Oil & Gas Index) or a basket of securities, or based on the relative changes of two indices. In addition, the Developing Capital Markets Focus Fund, the Global Strategy Focus Fund, the International Equity Focus Fund and the Natural Resources Focus Fund may invest in securities the potential return of which is based inversely on the change in an index. For example, these Funds may invest in securities that pay a higher rate of interest when a particular index decreases and pay a lower rate of interest (or do not fully return principal) when the value of the index increases. If the Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index or indices.

  Certain indexed and inverse securities may have the effect of providing investment leverage because the rate of interest or amount of principal payable increases or decreases at a rate that is a multiple of the changes in the relevant index. As a consequence, the market value of such securities may be substantially more volatile than the market values of other debt securities. The Company believes that indexed and inverse securities may provide portfolio management flexibility that permits Funds to seek enhanced returns, hedge other portfolio positions or vary the degree of portfolio leverage with greater efficiency than would otherwise be possible under certain market conditions.

OPTIONS ON SECURITIES AND SECURITIES INDICES

  Purchasing Options. The Developing Capital Markets Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Global Utility Focus Fund, the Index 500 Fund, the International Equity Focus Fund and the Natural Resources Focus Fund are each authorized to purchase put options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. When a Fund purchases a put option, in consideration for an upfront payment (the "option premium") the Fund acquires a right to sell to another party specified securities owned by the Fund at a specified price (the "exercise price") on or before a specified date (the "expiration date"), in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index declines below a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a put option limits the Fund's risk of loss in the event of a decline in the market value of the portfolio holdings underlying the put option prior to the option's expiration date. If the market value of the portfolio holdings associated with the put option increases rather than decreases, however, the Fund will lose the option premium and will consequently realize a lower return on the portfolio holdings than would have been realized without the purchase of the put.

  The Developing Capital Markets Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Index 500 Fund, the International Equity Focus Fund and the Natural Resources Focus Fund are each authorized to purchase call options on securities it intends to purchase or securities indices the performance of which are substantially correlated with the performance of the types of securities it intends to purchase. When a Fund purchases a call option, in consideration for the option premium the Fund acquires a right to purchase from another party specified securities at the exercise price on or before the expiration date, in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index increases beyond a specified level on or before the expiration date, in the case of an option on a securities index.

The purchase of a call option may protect the Fund from having to pay more for a security as a consequence of increases in the market value for the security during a period when the Fund is contemplating its purchase, in the case of an option on a security, or attempting to identify specific securities in which to invest in a market the Fund believes to be attractive, in the case of an option on an index (an "anticipatory hedge"). In the event the Fund determines not to purchase a security underlying a call option, however, the Fund may lose the entire option premium.

  Each Fund is also authorized to purchase put or call options in connection with closing out put or call options it has previously sold.

  Writing Options. The American Balanced Fund, the Basic Value Focus Fund, the Developing Capital Markets Focus Fund, the Equity Growth Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Global Utility Focus Fund, the Index 500 Fund, the International Equity Focus Fund, the Natural Resources Focus Fund and the Quality Equity Fund are each authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. When a Fund writes a call option, in return for an option premium the Fund gives another party the right to buy specified securities owned by the Fund at the exercise price on or before the expiration date, in the case of an option on securities, or agrees to pay to another party an amount based on any gain in a specified securities index beyond a specified level on or before the expiration date, in the case of an option on a securities index. The Fund may write call options to earn income, through the receipt of option premiums. In the event the party to which the Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is less than the exercise price, the Fund will partially offset any decline in the value of the underlying securities through the receipt of the option premium. By writing a call option, however, the Fund limits its ability to sell the underlying securities, and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price, while the option remains outstanding.

  The Developing Capital Markets Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Global Utility Focus Fund, the Index 500 Fund, the International Equity Focus Fund and the Natural Resources Focus Fund each may also write put options on securities or securities indices. When the Fund writes a put option, in return for an option premium the Fund gives another party the right to sell to the Fund a specified security at the exercise price on or before the expiration date, in the case of an option on a security, or agrees to pay to another party an amount based on any decline in a specified securities index below a specified level on or before the expiration date, in the case of an option on a securities index. The Fund may write put options to earn income, through the receipt of option premiums. In the event the party to which the Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is greater than the exercise price, the Fund will profit by the amount of the option premium. By writing a put option, however, the Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of the security at the time of exercise as long as the put option is outstanding, in the case of an option on a security, or make a cash payment reflecting any decline in the index, in the case of an option on an index. Accordingly, when the Fund writes a put option it is exposed to a risk of loss in the event the value of the underlying securities falls below the exercise price, which loss potentially may substantially exceed the amount of option premium received by the Fund for writing the put option. The Fund will write a put option on a security or a securities index only if the Fund would be willing to purchase the security at the exercise price for investment purposes (in the case of an option on a security) or is writing the put in connection with trading strategies involving combinations of options--for example, the sale and purchase of options with identical expiration dates on the same security or index but different exercise prices (a technique called a "spread").

  Each Fund is also authorized to sell call or put options in connection with closing out call or put options it has previously purchased.

  Other than with respect to closing transactions, a Fund will only write call or put options that are "covered." A call or put option will be considered covered if the Fund has segregated assets with respect to such option in the manner described in "Risk Factors in Options, Futures, and Currency Instruments" below. A call option will also be considered covered if a Fund owns the securities it would be required to deliver upon exercise of the option (or, in the case of option on a securities index, securities which are substantially correlated with the performance of such index) or owns a call option, warrant or convertible instrument which is immediately exercisable for, or convertible into, such security.

  Types of Options. A Fund may engage in transactions in options on securities or securities indices on exchanges and in the over-the-counter ("OTC") markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater risk of counterparty default. See "Additional Risk Factors of OTC Transactions" below.

FUTURES

  The Developing Capital Markets Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Global Utility Focus Fund, the Index 500 Fund, the International Equity Focus Fund and the Natural Resources Focus Fund may each engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts which obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of a commodity at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract the Fund is required to deposit collateral ("margin") equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day.

  The sale of a futures contract limits a Fund's risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract's expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, the Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

  The purchase of a futures contract may protect a Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Fund was attempting to identify specific securities in which to invest in a market the Fund believes to be attractive. In the event that such securities decline in value or the Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Fund may realize a loss relating to the futures position.

  A Fund will limit transactions in futures and options on futures to financial futures contracts (i.e., contracts for which the underlying commodity is a currency or securities or interest rate index) purchased or sold for hedging purposes (including anticipatory hedges). Each Fund will further limit transactions in futures and options on futures to the extent necessary to prevent the Fund from being deemed a "commodity pool" under regulations of the Commodity Futures Trading Commission.

FOREIGN EXCHANGE TRANSACTIONS

  The Developing Capital Markets Focus Fund, the Global Bond Focus Fund, the Global Strategy Focus Fund, the Global Utility Focus Fund, the International Equity Focus Fund and the Natural Resources Focus Fund may engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, "Currency Instruments") for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar.

  Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. A Fund will enter into foreign exchange transactions only for purposes of hedging either a specific transaction or a portfolio position. A Fund may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the Fund has received or anticipates receiving a dividend or distribution. A Fund may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the Fund is denominated or by purchasing a currency in which the Fund anticipates acquiring a portfolio position in the near future. A Fund may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis.

  The Funds authorized to engage in Currency Instrument transactions may also hedge against the decline in the value of a currency against the US dollar through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized exchange-traded contracts. See "Futures" above.

  The Funds authorized to engage in Currency Instrument transactions may also hedge against the decline in the value of a currency against the US dollar through the use of currency options. Currency options are similar to options on securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or OTC markets. See "Types of Options" above and "Additional Risk Factors of OTC Transactions" below.

  No Fund will speculate in Currency Instruments. Accordingly, a Fund will not hedge a currency in excess of the aggregate market value of the securities which it owns (including receivables for unsettled securities sales), or has committed to or anticipates purchasing, which are denominated in such currency. A Fund may, however, hedge a currency by entering into a transaction in a Currency Instrument denominated in a currency other than the currency being hedged (a "cross-hedge"). The Fund will only enter into a cross-hedge if the Investment Adviser believes that (i) there is a demonstrable high correlation between the currency in which the cross-hedge is denominated and the currency being hedged, and (ii) executing a cross-hedge through the currency in which the cross-hedge is denominated will be significantly more cost-effective or provide substantially greater liquidity than executing a similar hedging transaction by means of the currency being hedged.

  Risk Factors in Hedging Foreign Currency Risks. While a Fund's use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the Fund's shares, the net asset value of the Fund's shares will fluctuate. Moreover, although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective. To the extent that a Fund hedges against anticipated currency movements which do not occur, the Fund may realize losses, and decrease its total return, as the result of its hedging transactions. Furthermore, a Fund will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur. It may not be possible for a Fund to hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that the Fund is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available (such as certain developing markets) and it is not possible to engage in effective foreign currency hedging.

RISK FACTORS IN OPTIONS, FUTURES, AND CURRENCY INSTRUMENTS

  Use of Strategic Instruments for hedging purposes involves the risk of imperfect correlation in movements in the value of the Strategic Instruments and the value of the instruments being hedged. If the value of the Strategic Instruments moves more or less than the value of the hedged instruments a Fund will experience a gain or loss which will not be completely offset by movements in the value of the hedged instruments.

  Each Fund intends to enter into transactions involving Strategic Instruments only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under "Additional Risk Factors of OTC Transactions." However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a Strategic Instrument or the Fund will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a Strategic Instrument without incurring substantial losses, if at all.

  Certain transactions in Strategic Instruments (e.g., forward foreign exchange transactions, futures transactions, sales of put options) may expose a Fund to potential losses which exceed the amount originally invested by the Fund in such instruments. When a Fund engages in such a transaction, the Fund will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Fund's exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Securities and Exchange Commission). Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Fund's exposure to loss.

ADDITIONAL RISK FACTORS OF OTC TRANSACTIONS; LIMITATIONS ON THE USE OF OTC STRATEGIC INSTRUMENTS

  Certain Strategic Instruments traded in OTC markets, including indexed securities and OTC options, may be substantially less liquid than other instruments in which a Fund may invest. The absence of liquidity may make it difficult or impossible for the Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. A Fund will therefore acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Investment Adviser anticipates the Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer's quotation may be used.

  The staff of the Securities and Exchange Commission has taken the position that purchased OTC options and the assets underlying written OTC options are illiquid securities. Each Fund has therefore adopted an investment policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transactions, the sum of the market value of OTC options currently outstanding which are held by the Fund, the market value of the securities underlying OTC call options currently outstanding which have been sold by the Fund and margin deposits on the Fund's outstanding OTC options exceeds 15% of the total assets of the Fund, taken at market value, together with all other assets of the Fund which are deemed to be illiquid or are otherwise not readily marketable. However, if an OTC option is sold by the Fund to a dealer in U.S. government securities recognized as a "primary dealer" by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying security minus the option's exercise price).

  Because Strategic Instruments traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin to the extent that a Fund has unrealized gains in such instruments or has deposited collateral with its counterparty, the Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. A Fund will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in Strategic Instruments traded in OTC markets only with financial institutions which have substantial capital or which have provided the Fund with a third-party guaranty or other credit enhancement.

ADDITIONAL LIMITATIONS ON THE USE OF STRATEGIC INSTRUMENTS

  No Fund may use any Strategic Instrument to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly, except that the Natural Resources Focus Fund may acquire securities indexed to a precious metal or other natural resource index.

PROSPECTUS
APRIL 25, 1997

                   MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
 P.O. Box 9011, Princeton, New Jersey 08543-9011  .  Phone No. (609) 282-2800

                               ----------------

  Merrill Lynch Variable Series Funds, Inc. (the "Company") is an open-end management investment company which has a wide range of investment objectives among its sixteen separate funds. Those offered pursuant to this Prospectus are hereinafter referred to as the "Funds" or individually as a "Fund". A separate class of common stock ("Common Stock") is issued for each Fund. The Company is offering shares of its Class A Common Stock pursuant to this Prospectus.

  The shares of the Funds are sold to separate accounts ("Separate Accounts") of certain insurance companies (the "Insurance Companies") to fund benefits under variable annuity contracts ("Variable Annuity Contracts") and/or variable life insurance contracts (together with the Variable Annuity Contracts, the "Contracts") issued by such companies. The Insurance Companies will redeem shares to the extent necessary to provide benefits under the respective Contracts or for such other purposes as may be consistent with the respective Contracts. Certain insurance companies are wholly owned subsidiaries of Merrill Lynch & Co., Inc., as is the Company's investment adviser, Merrill Lynch Asset Management, L.P. (the "Investment Adviser"). The investment objectives and certain investment policies of the Funds, each of whose name is preceded by "Merrill Lynch," are as follows:

    BASIC VALUE FOCUS FUND. Capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value.

    DEVELOPING CAPITAL MARKETS FOCUS FUND. Long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets.

    EQUITY GROWTH FUND. Long-term capital growth by investing primarily in common shares of small companies and of emerging growth companies regardless of size.

    GLOBAL BOND FOCUS FUND (FORMERLY, THE WORLD INCOME FOCUS FUND). High total investment return by investing in a global portfolio of fixed income securities denominated in various currencies, including multinational currency units.

    GLOBAL UTILITY FOCUS FUND. Capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of the Investment Adviser, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.

    INDEX 500 FUND. Investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's Composite Stock Price Index (the "S&P Index").

    INTERNATIONAL EQUITY FOCUS FUND. Capital appreciation and, secondarily, income, through investment in securities, principally equities, of issuers in countries other than the United States.

  THE DEVELOPING CAPITAL MARKETS FOCUS FUND MAY INVEST IN HIGH YIELD BONDS (COMMONLY KNOWN AS "JUNK BONDS"), WHICH INVOLVE SPECIAL RISKS. SEE "INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS--RISKS OF HIGH YIELD SECURITIES."

                               ----------------
THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES  AND
 EXCHANGE  COMMISSION NOR HAS THE  SECURITIES AND EXCHANGE COMMISSION  PASSED
  UPON  THE ACCURACY OR ADEQUACY  OF THIS PROSPECTUS. ANY REPRESENTATION  TO
   THE CONTRARY IS A CRIMINAL OFFENSE.

                               ----------------

  THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 25, 1997, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                               ----------------
              MERRILL LYNCH ASSET MANAGEMENT--INVESTMENT ADVISER
              MERRILL LYNCH FUNDS DISTRIBUTOR, INC.--DISTRIBUTOR

  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE FUND OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                               ----------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Financial Highlights.......................................................   3
The Insurance Companies....................................................   9
Investment Objectives and Policies of the Funds............................   9
Directors..................................................................  27
Investment Adviser.........................................................  28
Portfolio Transactions and Brokerage.......................................  30
Purchase of Shares.........................................................  30
Redemption of Shares.......................................................  30
Dividends, Distributions and Taxes.........................................  30
Performance Data...........................................................  31
Additional Information.....................................................  32
Appendix A................................................................. A-1
Appendix B................................................................. B-1

                             FINANCIAL HIGHLIGHTS

  The financial information in the tables below, with the exception of the three month period ending March 31, 1997 for the Index 500 Fund, has been audited in conjunction with annual audits of the financial statements of each of the Company's Funds by Deloitte & Touche LLP, independent auditors. Financial Statements and the independent auditors' report thereon for the fiscal year ended December 31, 1996 are included in the Statement of Additional Information. The following per share data and ratios with the exception of the three month period ending March 31, 1997 for the Index 500 Fund, have been derived from information provided in the Company's audited financial statements. Further information about the performance of the Company is contained in the Company's most recent annual report to shareholders which may be obtained, without charge, by calling or by writing the Company at the telephone number or address on the front cover of this prospectus.

                                                                         DEVELOPING CAPITAL MARKETS
                                   BASIC VALUE FOCUS FUND                        FOCUS FUND
                          -------------------------------------------- ------------------------------------
                                                           FOR THE       FOR THE YEAR            FOR THE
                              FOR THE YEAR ENDED        PERIOD JULY 1,       ENDED            PERIOD MAY 2,
                                 DECEMBER 31,              1993+ TO      DECEMBER 31,           1994+ TO
                          ----------------------------   DECEMBER 31,  --------------------   DECEMBER 31,
                            1996      1995      1994         1993        1996        1995         1994
                          --------  --------  --------  -------------- --------    --------   -------------
INCREASE (DECREASE) IN
 NET ASSET VALUE:
PER SHARE OPERATING PER-
 FORMANCE:
Net asset value,
 beginning of year......  $  13.10  $  11.10  $  10.95     $  10.00    $   9.32    $   9.51      $ 10.00
                          --------  --------  --------     --------    --------    --------      -------
Investment income--net..       .17       .18       .17          .04         .20         .20          .09
Realized and unrealized
 gain (loss) on
 investments and foreign
 currency transactions--
 net....................      2.37      2.49       .08          .91         .76        (.30)        (.58)
                          --------  --------  --------     --------    --------    --------      -------
Total from investment
 operations.............      2.54      2.67       .25          .95         .96        (.10)        (.49)
                          --------  --------  --------     --------    --------    --------      -------
LESS DIVIDENDS AND
 DISTRIBUTIONS:
 Investment income--
  net...................      (.18)     (.19)     (.10)          --        (.23)       (.09)          --
 Realized gain on
  investments--net......      (.72)     (.48)       --           --          --          --           --
                          --------  --------  --------     --------    --------    --------      -------
Total dividends and
 distributions..........      (.90)     (.67)     (.10)          --        (.23)       (.09)          --
                          --------  --------  --------     --------    --------    --------      -------
Net asset value, end of
 year...................  $  14.74  $  13.10  $  11.10     $  10.95    $  10.05    $   9.32      $  9.51
                          ========  ========  ========     ========    ========    ========      =======
TOTAL INVESTMENT
 RETURN:**
Based on net asset value
 per share..............     20.69%    25.49%     2.36%        9.50%#     10.59%      (1.08)%      (4.90)%#
                          ========  ========  ========     ========    ========    ========      =======
RATIOS TO AVERAGE NET
 ASSETS:
Expenses, net of
 reimbursement..........       .66%      .66%      .72%         .86%*      1.25%       1.25%        1.29%*
                          ========  ========  ========     ========    ========    ========      =======
Expenses................       .66%      .66%      .72%         .86%*      1.31%       1.36%        1.35%*
                          ========  ========  ========     ========    ========    ========      =======
Investment income--net..      1.37%     1.68%     2.08%        1.69%*      2.42%       2.73%        2.18%*
                          ========  ========  ========     ========    ========    ========      =======
SUPPLEMENTAL DATA:
Net assets, end of year
 (in thousands).........  $524,930  $306,463  $164,307     $ 47,207    $ 95,599    $ 55,209      $36,676
                          ========  ========  ========     ========    ========    ========      =======
Portfolio turnover......     68.41%    74.10%    60.55%       30.86%      87.33%      62.53%       29.79%
                          ========  ========  ========     ========    ========    ========      =======    ===
Average commission rate
 paid##.................  $  .0549        --        --           --    $ 0.0003###       --           --
                          ========  ========  ========     ========    ========    ========      =======    ===

--------
 * Annualized.
** Total investment returns exclude insurance-related fees and expenses.
 + Commencement of Operations.
 # Aggregate total investment return.
## For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities.
### The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into U.S. dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the average rate shown.

                                                           EQUITY GROWTH FUND
                            ------------------------------------------------------------------------------------------
                                                    FOR THE YEAR ENDED DECEMBER 31,
                            ------------------------------------------------------------------------------------------
                             1996+     1995+     1994+     1993+     1992+    1991     1990     1989    1988    1987
                            --------  --------  --------  -------   -------  -------  -------  ------  ------  -------
 INCREASE (DECREASE) IN
  NET ASSET VALUE:
 PER SHARE OPERATING
  PERFORMANCE:
 Net asset value,
  beginning of year......   $  27.98  $  19.26  $  20.96  $ 17.80   $ 17.96  $ 11.98  $ 13.70  $11.75  $11.47  $ 18.42
                            --------  --------  --------  -------   -------  -------  -------  ------  ------  -------
 Investment income
  (loss)--net............        .13       .17       .05     (.01)      .01      .09      .05    (.07)   (.10)    (.09)
 Realized and unrealized
  gain (loss) on
  investments--net.......       1.84      8.64     (1.56)    3.17      (.10)    5.91    (1.77)   2.02     .60    (4.01)
                            --------  --------  --------  -------   -------  -------  -------  ------  ------  -------
 Total from investment
  operations.............       1.97      8.81     (1.51)    3.16      (.09)    6.00    (1.72)   1.95     .50    (4.10)
                            --------  --------  --------  -------   -------  -------  -------  ------  ------  -------
 Less dividends and
  distributions:
 Investment income--net..       (.14)     (.09)       --       --++    (.07)    (.02)      --      --      --     (.03)
 Realized gain on
  investments--net.......      (3.59)       --      (.19)      --        --       --       --      --    (.22)   (2.82)
                            --------  --------  --------  -------   -------  -------  -------  ------  ------  -------
 Total dividends and
  distributions..........      (3.73)     (.09)     (.19)      --      (.07)    (.02)      --      --    (.22)   (2.85)
                            --------  --------  --------  -------   -------  -------  -------  ------  ------  -------
 Net asset value, end of
  year...................   $  26.22  $  27.98  $  19.26  $ 20.96   $ 17.80  $ 17.96  $ 11.98  $13.70  $11.75  $ 11.47
                            ========  ========  ========  =======   =======  =======  =======  ======  ======  =======
 TOTAL INVESTMENT
  RETURN:*
 Based on net asset value
  per share..............       8.11%    45.90%   (7.27)%   17.78%    (.53)%   50.10% (12.55)%  16.60%   4.25% (22.29)%
                            ========  ========  ========  =======   =======  =======  =======  ======  ======  =======
 RATIOS TO AVERAGE NET
  ASSETS:
 Expenses, net of
  reimbursement..........        .81%      .81%      .83%     .96%     1.18%    1.25%    1.25%   1.25%   1.25%    1.24%
                            ========  ========  ========  =======   =======  =======  =======  ======  ======  =======
 Expenses................        .81%      .81%      .83%     .96%     1.18%    1.28%    1.47%   1.53%   1.25%    1.24%
                            ========  ========  ========  =======   =======  =======  =======  ======  ======  =======
 Investment income
  (loss)--net............        .50%      .72%      .27%   (.05)%      .04%     .51%     .14%  (.68)%  (.56)%   (.60)%
                            ========  ========  ========  =======   =======  =======  =======  ======  ======  =======
 SUPPLEMENTAL DATA:
 Net assets, end of year
  (in thousands).........   $453,029  $339,921  $170,044  $98,976   $23,167  $11,318  $ 6,851  $6,811  $5,521  $ 6,707
                            ========  ========  ========  =======   =======  =======  =======  ======  ======  =======
 Portfolio turnover......      80.84%    96.79%    88.48%  131.75%    98.64%   79.10%  135.24% 100.49%  68.73%   94.91%
                            ========  ========  ========  =======   =======  =======  =======  ======  ======  =======
 Average commission rate
  paid#..................   $  .0598        --        --       --        --       --       --      --      --       --
                            ========  ========  ========  =======   =======  =======  =======  ======  ======  =======

--------
 * Total investment returns exclude insurance-related fees and expenses.
 + Based on average number of shares outstanding during the period.
++ Amount is less than $.01 per share.
 # For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities.

                                            GLOBAL BOND FOCUS FUND#
                                      ----------------------------------------
                                                                    FOR THE
                                                                     PERIOD
                                        FOR THE YEAR ENDED          JULY 1,
                                           DECEMBER 31,             1993+ TO
                                      -------------------------   DECEMBER 31,
                                      1996++   1995++    1994         1993
                                      -------  -------  -------   ------------
INCREASE (DECREASE) IN NET ASSET
 VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year..  $  9.79  $  9.17  $ 10.38     $  10.00
                                      -------  -------  -------     --------
Investment income--net..............      .78      .85      .76          .25
Realized and unrealized gain (loss)
 on investments and foreign currency
 transactions--net..................     (.03)     .61    (1.19)         .33
                                      -------  -------  -------     --------
Total from investment operations....      .75     1.46     (.43)         .58
                                      -------  -------  -------     --------
Less dividends and distributions:
  Investment income--net............     (.78)    (.84)    (.76)        (.20)
  In excess of realized gain on in-
   vestments--net...................      --       --      (.02)         --
                                      -------  -------  -------     --------
Total dividends and distributions...     (.78)    (.84)    (.78)        (.20)
                                      -------  -------  -------     --------
Net asset value, end of year........  $  9.76  $  9.79  $  9.17     $  10.38
                                      =======  =======  =======     ========
TOTAL INVESTMENT RETURN:**
Based on net asset value per share..     8.02%   16.69%   (4.21)%       5.90%##
                                      =======  =======  =======     ========
RATIOS TO AVERAGE NET ASSETS:
Expenses............................      .69%     .68%     .75%         .94%*
                                      =======  =======  =======     ========
Investment income--net..............     7.95%    8.99%    8.01%        6.20%*
                                      =======  =======  =======     ========
SUPPLEMENTAL DATA:
Net assets, end of year (in thou-
 sands).............................  $93,790  $81,845  $75,150     $ 50,737
                                      =======  =======  =======     ========
Portfolio turnover..................   267.13%  132.57%  117.58%       54.80%
                                      =======  =======  =======     ========

--------
 * Annualized.
** Total investment returns exclude insurance-related fees and expenses.
 + Commencement of operations.
++ Based on average shares outstanding during the period.
 # In connection with its reorganization on December 6, 1996, the Global Bond
   Focus Fund (i) acquired substantially all of the assets and assumed substantially all the liabilities of the International Bond Fund, a separate Fund of the Company, (ii) implemented a change in its investment objective and policies from seeking high current income from a global portfolio of fixed income securities, including non-investment grade securities, to seeking a high total investment return by investing in a global portfolio of investment grade fixed income securities and (iii) changed its name from the World Income Focus Fund to its current name. For the period from the commencement of the Fund's operations through its reorganization on December 6, 1996, the portfolio of the Fund included debt securities rated below investment grade (i.e., junk bonds). As a result, the financial information in the financial highlights table for operations of the Fund prior to its reorganization may not be indicative of its performance following its reorganization.
## Aggregate total investment return.

                                         GLOBAL UTILITY FOCUS FUND
                                ------------------------------------------------
                                    FOR THE YEAR ENDED
                                       DECEMBER 31,             FOR THE PERIOD
                                ----------------------------   JULY 1, 1993+ TO
                                  1996      1995      1994     DECEMBER 31, 1993
                                --------  --------  --------   -----------------
INCREASE (DECREASE) IN NET
 ASSET VALUE:
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning of
 year.........................  $  11.30  $   9.45  $  10.66       $  10.00
                                --------  --------  --------       --------
Investment income--net........       .46       .45       .35            .04
Realized and unrealized gain
 (loss) on investments and
 foreign currency
 transactions--net............       .95      1.79     (1.25)           .64
                                --------  --------  --------       --------
Total from investment
 operations...................      1.41      2.24      (.90)           .68
                                --------  --------  --------       --------
Less dividends and
 distributions:
 Investment income--net.......      (.52)     (.39)     (.29)          (.02)
 Realized gain on
  investments--net............                  --        --             --
 In excess of realized gain on
  investments--net............        --        --      (.02)            --
                                --------  --------  --------       --------
Total dividends and
 distributions................      (.52)     (.39)     (.31)          (.02)
                                --------  --------  --------       --------
Net asset value, end of year..  $  12.19  $  11.30  $   9.45       $  10.66
                                ========  ========  ========       ========
TOTAL INVESTMENT RETURN:**
Based on net asset value per
 share........................     12.96%    24.33%    (8.51)%         6.85%#
                                ========  ========  ========       ========
RATIOS TO AVERAGE NET ASSETS:
Expenses......................       .66%      .66%      .73%           .89%*
                                ========  ========  ========       ========
Investment income--net........      3.90%     4.44%     3.68%          2.84%*
                                ========  ========  ========       ========
SUPPLEMENTAL DATA:
Net assets, end of year (in
 thousands)...................  $142,438  $148,225  $126,243       $104,517
                                ========  ========  ========       ========
Portfolio turnover............     11.39%    11.05%     9.52%          1.72%
                                ========  ========  ========       ========
Average commission rate
 paid##.......................  $  .0522        --        --             --
                                ========  ========  ========       ========

--------
 * Annualized.
** Total investment returns exclude insurance-related fees and expenses.
 + Commencement of Operations.
 # Aggregate total investment return.
## For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into U.S. dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the average rate shown.

                                                      INDEX 500 FUND
                                           ------------------------------------
                                             FOR THE PERIOD
                                           JANUARY 1, 1997 TO  FOR THE PERIOD
                                             MARCH 31, 1997   DEC. 13, 1996+ TO
                                              (UNAUDITED)       DEC. 31, 1996
                                           ------------------ -----------------
INCREASE (DECREASE) IN NET ASSET VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.....       $ 10.17            $ 10.00
                                                -------            -------
Investment income--net...................           .05                .02
Realized and unrealized gain on invest-
 ments--net..............................           .19                .15
                                                -------            -------
Total from investment operations.........           .24                .17
                                                -------            -------
LESS DIVIDENDS AND DISTRIBUTIONS:
 Investment income--net..................         (0.02)               --
 Realized gain on investments--net.......           -- #               --
                                                -------            -------
Total dividends and distributions........         (0.02)               --
                                                -------            -------
Net asset value, end of period...........       $ 10.39            $ 10.17
                                                =======            =======
TOTAL INVESTMENT RETURN:**
Based on net asset value per share.......          2.37%++            1.70%++
                                                =======            =======
RATIOS TO AVERAGE NET ASSETS:
Expenses, net of reimbursement...........           .08%*              .00%*
                                                =======            =======
Expenses.................................           .39%*              .60%*
                                                =======            =======
Investment income--net...................          2.96%*             3.08%*
                                                =======            =======
SUPPLEMENTAL DATA:
Net asset, end of period (in thousands)..       $98,751            $10,752
                                                =======            =======
Portfolio turnover.......................           .15%               .04%
                                                =======            =======
Average commission rate paid.............       $ .0161            $ .0120
                                                =======            =======

--------
 *Annualized
**Total investment returns exclude insurance-related fees and expenses.
 +Commencement of Operations.
++Aggregate total investment return.
 #Amount is less than $.01 per share.

                        FINANCIAL HIGHLIGHTS (CONCLUDED)

                                          INTERNATIONAL EQUITY FOCUS FUND
                                      ------------------------------------------
                                                                      FOR THE
                                                                       PERIOD
                                          FOR THE YEAR ENDED          JULY 1,
                                             DECEMBER 31,             1993+ TO
                                      ----------------------------  DECEMBER 31,
                                       1996++     1995      1994        1993
                                      --------  --------  --------  ------------
INCREASE (DECREASE) IN NET ASSET
 VALUE:
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year..  $  11.06  $  10.90  $  11.03    $ 10.00
                                      --------  --------  --------    -------
Investment income--net..............       .23       .20       .19        .01
Realized and unrealized gain (loss)
 on investments and foreign currency
 transactions--net..................       .49       .37      (.13)      1.02
                                      --------  --------  --------    -------
Total from investment operations....       .72       .57       .06       1.03
                                      --------  --------  --------    -------
Less dividends and distributions:
  Investment income--net............      (.15)     (.01)     (.18)        --
  Realized gain on investments--
   net..............................        --      (.17)     (.01)        --
  In excess of realized gain on
   investments--net.................        --      (.23)       --         --
                                      --------  --------  --------    -------
Total dividends and distributions...      (.15)     (.41)     (.19)        --
                                      --------  --------  --------    -------
Net asset value, end of year........  $  11.63  $  11.06  $  10.90    $ 11.03
                                      ========  ========  ========    =======
TOTAL INVESTMENT RETURN:**
Based on net asset value per share..      6.62%     5.48%      .55%     10.30%#
                                      ========  ========  ========    =======
RATIOS TO AVERAGE NET ASSETS:
Expenses............................       .89%      .89%      .97%      1.14%*
                                      ========  ========  ========    =======
Investment income net...............      1.96%     1.95%     1.09%       .30%*
                                      ========  ========  ========    =======
SUPPLEMENTAL DATA:
Net assets, end of year (in
 thousands).........................  $349,080  $265,602  $247,884    $76,906
                                      ========  ========  ========    =======
Portfolio turnover..................     49.87%   100.02%    58.84%     17.39%
                                      ========  ========  ========    =======
Average commission rate paid##......  $  .0004        --        --         --
                                      ========  ========  ========    =======

--------
 * Annualized.
** Total investment returns exclude insurance-related fees and expenses.
 + Commencement of Operations.
++ Based on average shares outstanding during the period.
 # Aggregate total investment return.
## For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into U.S. dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the average rate shown.

                            THE INSURANCE COMPANIES

  The Company was organized to fund benefits under variable annuity and variable life Contracts issued by the Insurance Companies. Through this Prospectus, the Company is offering shares in seven Funds to certain separate accounts (the "Separate Accounts") to fund benefits under Variable Life Contracts. Those seven Funds are: the Basic Value Focus Fund, Global Bond Focus Fund, Global Utility Focus Fund, Index 500 Fund, International Equity Focus Fund, Developing Capital Markets Focus Fund and the Equity Growth Fund. Through separate Prospectuses, the Company offers shares in its Funds to certain other separate accounts of the Insurance Companies to fund benefits under variable annuity contracts issued by them.

  The rights of the Insurance Companies as shareholders should be distinguished from the rights of a Contract owner, which are set forth in the Contract. A Contract owner has no interest in the shares of a Fund, but only in the Contract. The Contract is described in the Prospectus for each Contract. That Prospectus describes the relationship between increases or decreases in the net asset value of shares of a Fund, and any distributions on such shares, and the benefits provided under a Contract. The Prospectus for the Contracts also describes various fees payable to the Insurance Companies and charges to the Separate Accounts made by the Insurance Companies with respect to the Contracts. Since shares of the Funds will be sold only to the Insurance Companies for the Separate Accounts, the terms "shareholder" and "shareholders" in this Prospectus refer to the Insurance Companies. Merrill Lynch Life Insurance Company ("MLLIC") and ML Life Insurance Company of New York ("ML of New York") are wholly owned subsidiaries of ML&Co., as is the Investment Adviser.

                INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

INVESTMENT OBJECTIVES

  Each Fund of the Company has a different investment objective, which it pursues through separate investment policies as described below. The differences in objectives and policies among the Funds can be expected to affect the return of each Fund and the degree of market and financial risk to which each Fund is subject. Each Fund is classified as "diversified," as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act" or the "Act") except for the Global Bond Focus Fund, the Index 500 Fund and the Developing Capital Markets Focus Fund, each of which is classified as "non-diversified." The investment objectives and classification of each Fund may not be changed without the approval of the holders of a majority of the outstanding shares of each Fund affected. The investment objectives and policies of each Fund are discussed below. There can be no assurance that any Fund will achieve its investment objective.

  Fixed Income Security Ratings. No Fund other than the International Equity Focus Fund and Developing Capital Markets Focus Fund invests in fixed-income securities which are rated below investment grade (i.e., securities rated Ba or below by Moody's Investors Service, Inc. ("Moody's") or BB or below by Standard & Poor's Rating Group ("Standard & Poor's"). However, securities purchased by a Fund may subsequently be downgraded. Such securities may continue to be held and will be sold only if, in the judgement of the Investment Adviser, it is advantageous to do so. Securities in the lowest category of investment grade debt securities may have speculative characteristics which may lead to weakened capacity to pay interest and principal during periods of adverse economic conditions. See Appendix A for a fuller description of corporate bond ratings.

BASIC VALUE FOCUS FUND

  The investment objective of the Basic Value Focus Fund is to seek capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. There can be no assurance that the Fund's investment objectives will be achieved. The Fund seeks special opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out of favor considerations. Particular emphasis is placed on securities which provide an above average dividend return and sell at a below-average price-earnings ratio.

  The investment policy of the Basic Value Focus Fund is based on the belief that the pricing mechanism of the securities market lacks total efficiency and has a tendency to inflate prices of securities in favorable market climates and depress prices of securities in unfavorable climates. Based on this premise, management believes that favorable changes in market prices are more likely to begin when securities are out of favor, earnings are depressed, price-earnings ratios are relatively low, investment expectations are limited, and there is no real general interest in the particular security or industry involved. On the other hand, management believes that negative developments are more likely to occur when investment expectations are generally high, stock prices are advancing or have advanced rapidly, price-earnings ratios have been inflated, and the industry or issue continues to gain new investment acceptance on an accelerated basis. In other words, management believes that market prices of securities with relatively high price-earnings ratios are more susceptible to unexpected adverse developments while securities with relatively low price-earnings ratios are more favorably positioned to benefit from favorable, but generally unanticipated, events. This investment policy departs from traditional philosophy. Management of the Fund believes that the market risk involved in this policy is moderated somewhat by an emphasis on securities with above-average dividend returns.

  The current institutionally-dominated market tends to ignore, to some extent, the numerous secondary issues whose market capitalizations are below those of the relatively few larger size growth companies. It is expected that the Basic Value Focus Fund's portfolio generally will have significant representation in this secondary segment of the market. The basic orientation of the Fund's investment policies is such that at times a large portion of its common stock holdings may carry less than favorable research ratings from research analysts.

  Investment emphasis is on equities, primarily common stock and, to a lesser extent, securities convertible into common stocks. The Basic Value Focus Fund also may invest in preferred stocks and non-convertible debt securities rated investment grade and utilize covered call options with respect to portfolio securities as described in Appendix B. It reserves the right as a defensive measure to hold other types of securities, including U.S. Government and Government agency securities, money market securities or other fixed-income securities deemed by the Investment Adviser to be consistent with a defensive posture, or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant. The Fund may invest up to 10% of its total assets, taken at market value at the time of acquisition, in the securities of foreign issuers.

GLOBAL BOND FOCUS FUND (FORMERLY, THE WORLD INCOME FOCUS FUND)

  The investment objective of the Global Bond Focus Fund is to seek to provide shareholders a high total investment return by investing in a global portfolio of fixed income securities denominated in various currencies, including multinational currency units. The Fund will, under normal conditions, invest at least 90% of its total assets in such fixed income securities. In pursuing its investment objective, the Fund will allocate its investments among different types of fixed income securities denominated in various currencies based upon the Investment Adviser's analysis of the yield, maturity, potential appreciation and currency considerations affecting such securities. There can be no assurance that the Fund's investment objective will be achieved. Investing on an international basis involves special considerations. See "Other Portfolio Strategies--Foreign Securities." The Fund should be considered as a long-term investment and a vehicle for diversification and not as a balanced investment program.

  The Fund may invest in United States and foreign government and corporate fixed income securities which have a credit rating of A or better by Standard & Poor's or by Moody's or commercial paper rated A-1 by Standard & Poor's or Prime-1 by Moody's or obligations that the Advisor has determined to be of similar creditworthiness. The Fund may purchase fixed income securities issued by United States or foreign corporations or financial institutions, including debt securities of all types and maturities, convertible securities and preferred stocks. The Fund also may purchase securities issued or guaranteed by United States or foreign governments (including foreign states, provinces and municipalities) or their agencies and instrumentalities ("governmental entities") or issued or guaranteed by international organizations designated or supported by multiple governmental entities to promote economic reconstruction or development ("supranational entities").

  International Investing. The Fund may invest in fixed income securities denominated in any currency or multinational currency unit. An illustration of a multinational currency unit is the European Currency Unit ("ECU") which is a "basket" consisting of specified amounts of the currencies of certain of the twelve member states of the European Community, a Western European economic cooperative association including France, Germany, the Netherlands and the United Kingdom. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies. The Investment Adviser does not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of such securities. European supranational entities (described further below), in particular, issue ECU-denominated obligations. The Fund may invest in securities denominated in the currency of one nation although issued by a governmental entity, corporation or financial institution of another nation. For example, the Fund may invest in a British pound sterling-denominated obligation issued by a United States corporation. Such investments involve credit risks associated with the issuer and currency risks associated with the currency in which the obligation is denominated. See "Other Portfolio Strategies--Foreign Securities."

  It is anticipated that under current conditions the Fund will invest primarily in marketable securities denominated in the currencies of the United States, Canada, Western European nations, New Zealand and Australia, as well as in ECUs. Further, it is anticipated that such securities will be issued primarily by entities located in such countries and by supranational entities. Under normal conditions, the Fund's investments will be denominated in at least three currencies or multinational currency units. Under certain adverse conditions, the Fund may restrict the financial markets or currencies in which its assets will be invested. The Fund presently intends to invest its assets solely in the United States financial markets or United States dollar-denominated obligations only for temporary defensive purposes.

  The obligations of foreign governmental entities have various kinds of government support and include obligations issued or guaranteed by foreign governmental entities with taxing power. These obligations may or may not be supported by the full faith and credit of a foreign government. The Fund will invest in foreign government securities of issuers considered stable by the Fund's Investment Adviser. The Investment Adviser does not believe that the credit risk inherent in the obligations of stable foreign governments is significantly greater than that of U.S. Government securities.

  Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Steel and Coal Community, the Asian Development Bank and the Inter-American Development Bank. The government members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

  Allocation of Investments. In seeking to meet its investment objective, high current income will only be one of the factors that the Investment Adviser will consider in selecting portfolio securities for the Global Bond Focus Fund. As a general matter, in evaluating investments for the Fund, the Investment Advisor will consider, among other factors, the relative levels of interest rates prevailing in various countries, the potential appreciation of such investments in their denominated currencies and, for debt instruments not denominated in U.S. dollars, the potential movement in the value of such currencies compared to the U.S. dollar. Additionally, the Fund, in seeking capital appreciation, may invest in relatively low yielding instruments in expectation of favorable currency fluctuations or interest rate movements, thereby potentially reducing the Fund's current yield. In seeking income, the Fund may invest in short term instruments with relatively high yields (as compared to other debt securities) meeting the Fund's investment criteria, notwithstanding that the Fund may not anticipate that such instruments will experience substantial capital appreciation.

  The average maturity of the Global Bond Focus Fund's portfolio securities will vary based upon the Investment Adviser's assessment of economic and market conditions. As with all fixed income securities, changes in market yields will affect the Fund's asset value as the prices of portfolio securities generally increase when interest rates decline and decrease when interest rates rise. Prices of longer-term securities generally fluctuate more in response to interest rate changes than do shorter-term securities. The Fund does not expect the average maturity of its portfolio to exceed ten years.

  The value of the Global Bond Focus Fund's holdings denominated in currencies other than the U.S. dollar will also be affected by changes in the value of such currencies relative to the U.S. dollar. Such currency fluctuations may have a substantial impact on the value of the Fund's holdings. The Fund may seek to limit the effect of currency fluctuations on the value of portfolio holdings through currency hedging but there is no guarantee that such efforts, if undertaken, will be successful. See Appendix B.

GLOBAL UTILITY FOCUS FUND

  The investment objective of the Global Utility Focus Fund is to seek both capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of the Investment Adviser, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water. There can be no assurance that the Fund's investment objective will be achieved. The Fund may employ a variety of instruments and techniques to enhance income and to hedge against market and currency risk, as described in Appendix B. Investing on an international basis involves special considerations. See "Other Portfolio Strategies--Foreign Securities."

  The Global Utility Focus Fund at all times, except during temporary defensive periods, will maintain at least 65% of its total assets invested in equity and debt securities issued by domestic and foreign companies in the utilities industries. The Fund reserves the right to hold, as a temporary defensive measure or as a reserve for redemptions, short-term U.S. Government securities, money market securities, including repurchase agreements, or cash in such proportions as, in the opinion of the Investment Adviser, prevailing market or economic conditions warrant. Except during temporary defensive periods, such securities or cash will not exceed 20% of its total assets. Under normal circumstances, the Fund will invest at least 65% of its total assets in issuers domiciled in at least three countries, one of which may be the United States, although the Investment Adviser expects the Fund's portfolio to be more geographically diversified. Under normal conditions, it is anticipated that the percentage of assets invested in U.S. securities will be higher than that invested in securities of any other single country. It is possible that at times the Fund may have 65% or more of its total assets invested in foreign securities.

  The Fund will invest in common stocks (including preferred or debt securities convertible into common stocks), preferred stocks and debt securities. The relative weightings among common stocks, debt securities and preferred stocks will vary from time to time based upon the Investment Adviser's judgement of the extent to which investments in each category will contribute to meeting the Fund's investment objective. Fixed income securities in which the Fund will invest generally will be limited to those rated investment grade, that is, rated in one of the four highest rating categories by Standard & Poor's or Moody's (i.e., securities rated at least BBB by Standard & Poor's or Baa by Moody's), or deemed to be of equivalent quality in the judgement of the Investment Adviser. Securities rated Baa by Moody's are described by it as having speculative characteristics and, according to Standard & Poor's, fixed income securities rated BBB normally exhibit adequate protection parameters, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal. The Fund's commercial paper investments at the time of purchase will be rated "A-1" or "A-2" by Standard & Poor's or "Prime-1" or "Prime-2" by Moody's or, if not rated, will be of comparable quality as determined by the Investment Adviser. The Fund may also invest up to 5% of its total assets at the time of purchase in fixed income securities having a minimum rating no lower than Caa by Moody's or CCC by Standard & Poor's. The Fund may, but need not, dispose of any security if it is subsequently downgraded. For a description of ratings of debt securities, see Appendix A to this Prospectus.

  The Fund may invest in the securities of foreign issuers in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, which are issued in registered form, are designated for use in the United States securities markets, and EDRs, which are issued in bearer form, are designed for use in European securities markets. The Fund may invest in ADRs and EDRs through both sponsored and unsponsored arrangements. In a sponsored ADR or EDR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas in an unsponsored arrangement the foreign issuer assumes no obligations and the depository's transaction fees are paid by the ADR or EDR holders. Foreign issuers in respect of whose securities unsponsored ADRs or EDRs have been issued are not necessarily obligated to disclose material information in the markets in which the unsponsored ADRs or EDRs are traded and, therefore, there may not be a correlation between such information and the market value of such securities.

  A change in prevailing interest rates is likely to affect the Fund's net asset value because prices of debt and equity securities of utility companies tend to increase when interest rates decline and decrease when interest rates rise.

  Utility Industries--Description and Risks. Under normal circumstances, the Fund will invest at least 65% of its total assets in common stocks (including preferred or debt securities convertible into common stocks), debt securities and preferred stocks of domestic and/or foreign companies in the utility industries. To meet its objective of current income, the Fund may invest in domestic utility companies that pay higher than average dividends, but have a lesser potential for capital appreciation. The average dividend yields of common stocks issued by domestic utility companies historically have significantly exceeded those of industrial companies' common stocks, while the prices of domestic utility stocks have tended to be less volatile than stocks of industrial companies. The Investment Adviser believes that the average dividend yields of common stocks issued by foreign utility companies have also historically exceeded those of foreign industrial companies' common stocks. To meet its objective of capital appreciation, the Fund may invest in foreign utility companies which pay lower than average dividends, but have a greater potential for capital appreciation.

  The utility companies in which the Fund will invest include companies which are, in the opinion of the Investment Adviser, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.

  Investments in utility industries bear certain risks including difficulty in obtaining an adequate return on invested capital, difficulty in financing large construction programs during an inflationary period, restrictions on operations and increased cost and delays attributable to environmental considerations and regulation, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, technological innovations which may render existing plants, equipment or products obsolete, the potential impact of natural or man-made disasters, increased costs and reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, the effects of energy conservation, the effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated with design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes. There are substantial differences between the regulatory practices and policies of various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will, in the future, grant rate increases or that such increases will be adequate to permit the payment of dividends on common stocks. Additionally, existing and possible future regulatory legislation may make it even more difficult for these utilities to obtain adequate relief. Certain of the issuers of securities in the portfolio may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing policies, and impose additional requirements governing the licensing, construction and operation of nuclear power plants.

  Utility companies in the United States and in foreign countries are generally subject to regulation. In the United States, most utility companies are regulated by state and/or federal authorities. Such regulation is intended to ensure appropriate standards of service and adequate capacity to meet public demand. Generally, prices are also regulated in the United States and in foreign countries with the intention of protecting the public while ensuring that the rate of return earned by utility companies is sufficient to allow them to attract capital in order to grow and continue to provide appropriate services. There can be no assurance that such pricing policies or rates of return will continue in the future.

  The nature of regulation of the utility industries is evolving both in the United States and in foreign countries. Changes in regulation in the United States increasingly allow utility companies to provide services and products outside their traditional geographic areas and lines of business, creating new areas of competition within the industries. In some instances, utility companies are operating on an unregulated basis. Because of trends toward deregulation and the evolution of independent power producers as well as new entrants to the field of telecommunications, non-regulated providers of utility services have become a significant part of their respective industries. The Investment Adviser believes that the emergence of competition and deregulation will result in certain utility companies being able to earn more than their traditional regulated rates of return, while others may be forced to defend their core businesses from increased competition and may be less profitable. The Investment Adviser seeks to take advantage of favorable investment opportunities that are expected to arise from these structural changes. Of course, there can be no assurance that favorable developments will occur in the future.

  Foreign utility companies are also subject to regulation, although such regulations may or may not be comparable to that in the United States. Foreign utility companies may be more heavily regulated by their respective governments than utilities in the United States and, as in the U.S., generally are required to seek government approval for rate increases. In addition, many foreign utilities use fuels that cause more pollution than those used in the United States, which may require such utilities to invest in pollution control equipment to meet any proposed pollution restrictions. Foreign regulatory systems vary from country to country and may evolve in ways different from regulation in the United States.

  The principal sectors of the global utility industries are discussed below.

  Electric. The electric utility industry consists of companies that are engaged principally in the generation, transmission and sale of electric energy, although many also provide other energy-related services. Domestic electric utility companies, in general, recently have been favorably affected by lower fuel and financing costs and the full or near completion of major construction programs. In addition, certain of these companies generate cash flows in excess of current operating expenses and construction expenditures, permitting some degree of diversification into unregulated businesses. Some electric utilities have also taken advantage of the right to sell power outside of their traditional geographic areas. Electric utility companies have historically been subject to the risks associated with increases in fuel and other operating costs, high interest costs on borrowings needed for capital construction programs, costs associated with compliance with environmental and safety regulations and changes in the regulatory climate. As interest rates have declined, many utilities have refinanced high cost debt and in doing so have improved their fixed charges coverage. Regulators, however, have lowered allowed rates of return as interest rates have declined and thereby caused the benefits of the rate declines to be shared wholly or in part with customers.

  In the United States, the construction and operation of nuclear power facilities is subject to increased scrutiny by, and evolving regulations of, the Nuclear Regulatory Commission and state agencies having comparable jurisdiction. Increased scrutiny might result in higher operating costs and higher capital expenditures, with the risk that the regulators may disallow inclusion of these costs in rate authorizations or the risk that a company may not be permitted to operate or complete construction of a facility. In addition, operators of nuclear power plants may be subject to significant costs for disposal of nuclear fuel and for decommissioning of such plants.

  In October 1993, Standard & Poor's stiffened its debt-ratings formula for the electric utility industry, stating that the industry is in long-term decline. In addition, Moody's stated that it expected a drop in the next three years in its average credit ratings for the industry. Reasons set forth for these outlooks included slowing demand and increasing cost pressures as a result of competition from rival providers.

  Telecommunications. The telephone industry is large and highly concentrated. Companies that distribute telephone services and provide access to the telephone networks comprise the greatest portion of this segment. Telephone companies in the United States are still experiencing the effects of the breakup of American Telephone & Telegraph Company, which occurred in 1984. Since 1984, companies engaged in telephone communication services have expanded their non-regulated activities into other businesses, including cellular telephone services, data processing, equipment retailing, computer software and hardware services, and financial services. This expansion has provided significant opportunities for certain telephone companies to increase their earnings and dividends at faster rates than had been allowed in traditional regulated businesses. Increasing competition, technological innovations and other structural changes, however, could adversely affect the profitability of such utilities. Technological breakthroughs and the merger of telecommunications with video and entertainment is now associated with the expansion of the role of cable companies as providers of utility services in the telecommunications industry and the competitive response of traditional telephone companies. Given mergers and certain marketing tests currently underway, it is likely that both traditional telephone companies and cable companies will soon provide a greatly expanded range of utility services, including two-way video and informational services.

  Gas. Gas transmission companies and gas distribution companies are also undergoing significant changes. In the United States, interstate transmission companies are regulated by the Federal Energy Regulatory Commission, which is reducing its regulation of the industry. Many companies have diversified into oil and gas exploration and development, making returns more sensitive to energy prices. In the recent decades, gas utility companies have been adversely affected by disruptions in the oil industry and have also been affected by increased concentration and competition.

  Water. Water supply utilities are companies that collect, purify, distribute and sell water. In the United States and around the world, the industry is highly fragmented because most of the supplies are owned by local authorities. Companies in this industry are generally mature and are experiencing little or no per capita volume growth.

  Investment Outside the Utility Industries. The Global Utility Focus Fund is permitted to invest up to 35% of its assets in securities of issuers that are outside the utility industries. Such investments may include common stocks, debt securities or preferred stocks and will be selected to meet the Fund's investment objective of both capital appreciation and current income. These securities may be issued by either U.S. or non-U.S. companies. Some of these issuers may be in industries related to utility industries and, therefore, may be subject to similar risks. Securities that are issued by foreign companies or are denominated in foreign currencies are subject to certain risks. See "Other Portfolio Strategies--Foreign Securities."

  The Global Utility Focus Fund is also permitted to invest in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and in securities issued or guaranteed by foreign governments. Foreign government securities are typically denominated in foreign currencies and are subject to the currency fluctuation and other risks of foreign securities investments. The foreign government securities in which the Fund intends to invest generally will consist of obligations supported by national, state or local governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, including international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Investment Bank, the Asian Development Bank and the Inter-American Development Bank.

  Foreign government securities also include debt securities of "quasi-governmental agencies" and debt securities denominated in multinational currency units. An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain of the twelve member states of the European Economic Community. Debt securities of quasi-governmental agencies are issued by entities owned by either a national or local government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers. Foreign government securities will not be considered government securities for purposes of determining the Fund's compliance with diversification and concentration policies.

INTERNATIONAL EQUITY FOCUS FUND

  The investment objective of the International Equity Focus Fund is to seek capital appreciation and, secondarily, income by investing in a diversified portfolio of equity securities of issuers located in countries other than the United States. Under normal conditions, at least 65% of the Fund's net assets will be invested in such equity securities and at least 65% of the Fund's total assets will be invested in the securities of issuers from at least three different foreign countries. The investment objective of the Fund is a fundamental policy and may not be changed without approval of a majority of the Fund's outstanding shares. There can be no assurance that the Fund's investment objective will be achieved. The Fund may employ a variety of investments and techniques to hedge against market and currency risk. See Appendix B. Investing on an international basis involves special considerations. Investing in smaller capital markets entails the risk of significant volatility in the Fund's security prices. See "Other Portfolio Strategies--Foreign Securities." The Fund is designed for investors seeking to complement their U.S. holdings through foreign investments. The Fund should be considered as a long-term investment and a vehicle for diversification and not as a balanced investment program.

  The International Equity Focus Fund will invest in an international portfolio of securities of foreign companies located throughout the world. While there are no prescribed limits on the geographic allocation of the Fund's investments, management of the Fund anticipates that a substantial portion of its assets will be invested in the developed countries of Europe and the Far East. For the reasons stated below, management of the Fund will give special attention to investment opportunities in the developing countries of the world, including, but not limited to Latin America, the Far East and Eastern Europe. It is anticipated that a significant portion of the Fund's assets may be invested in such developing countries.

  The allocation of the Fund's assets among the various foreign securities markets will be determined by the Investment Adviser based primarily on its assessment of the relative condition and growth potential of the various economies and securities markets, currency and taxation considerations and other pertinent financial, social, national and political factors. Within such allocations, the Investment Adviser will seek to identify equity investments in each market which are expected to provide a total return which equals or exceeds the return of such market as a whole.

  A significant portion of the Fund's assets may be invested in developing countries. This allocation of the Fund's assets reflects the belief that attractive investment opportunities may result from an evolving long-term international trend favoring more market-oriented economies, a trend that may especially benefit certain developing countries with smaller capital markets. This trend may be facilitated by local or international political, economic or financial developments that could benefit the capital markets of such countries. Certain such countries, particularly so-called "emerging" countries (such as Malaysia, Mexico and Thailand), which may be in the process of developing more market-oriented economies, may experience relatively high rates of economic growth. Because of the general illiquidity of the capital markets in certain developing countries, the Fund may invest in a relatively small number of leading or relatively actively traded companies in the capital markets of such a country in the expectation that the investment experience of the securities of such companies will substantially represent the investment experience of that country's capital markets as a whole.

  While the Fund will primarily emphasize investments in common stock, the Fund may also invest in preferred stocks, convertible debt securities and other instruments the return on which is linked to the performance of a common stock or a basket or index of common stocks (collectively, "equity securities"). The Fund may also invest in non-equity securities, including debt securities, cash or cash equivalents denominated in U.S. dollars or foreign currencies and short-term securities, including money market instruments. Under certain adverse investment conditions, for defensive purposes, the Fund may restrict the markets in which its assets will be invested and may increase the proportion of assets invested in short-term obligations of U.S. issuers. Investments made for defensive purposes will be maintained only during periods in which the Investment Adviser determines that economic or financial conditions are adverse for holding or being fully, invested in equity securities of foreign issuers.

  The Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts, typically issued by an American bank or trust company, that evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe that evidence a similar ownership arrangement. GDRs are receipts issued throughout the world that evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradeable both in the U.S. and Europe and are designed for use throughout the world.

  The Fund also may invest up to 35% of its net assets in longer-term, non-convertible debt securities emphasizing debt securities which offer the opportunity for capital appreciation. Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. In accordance with its investment objective, the Fund will not seek to benefit from anticipated short-term fluctuations in currency exchange rates. The Fund may, from time to time, invest in debt securities with relatively high yields (as compared to other debt securities meeting the Fund's investment criteria), notwithstanding that the Fund may not anticipate that such securities will experience substantial capital appreciation. Such income can be used, however, to offset the operating expenses of the Fund.

  The Fund may invest in debt securities issued or guaranteed by foreign governments (including foreign states, provinces and municipalities) or their agencies and instrumentalities ("governmental entities"), issued or guaranteed by international organizations designated or supported by multiple foreign governmental entities (which are not obligations of foreign governments) to promote economic reconstruction or development ("supranational entities"), or issued by foreign corporations or financial institutions.

  Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Steel and Coal Community, the Asian Development Bank and the Inter-American Development Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

  The Fund has established no rating criteria for the debt securities in which it may invest, and such securities may not be rated at all for creditworthiness. Securities rated in the medium to lower rating categories of nationally recognized statistical rating organizations and unrated securities of comparable quality are predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the security and generally involve a greater volatility of price than securities in higher rating categories. In purchasing such securities, the Fund will rely on the Investment Adviser's judgement, analysis and experience in evaluating the creditworthiness of an issuer of such securities. The Investment Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. The Fund does not intend to purchase debt securities that are in default or which the Investment Adviser believes will be in default. See "Other Portfolio Strategies--Foreign Securities" and "Risk of High Yield Securities" below.

DEVELOPING CAPITAL MARKETS FOCUS FUND

  The investment objective of the Developing Capital Markets Focus Fund is to seek long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. Under normal conditions, at least 65% of the Fund's net assets will be invested in such equity securities. The investment objective of the Fund is a fundamental policy and may not be changed without approval of a majority of the Fund's outstanding shares. There can be no assurance that the Fund's investment objective will be achieved. The Fund may employ a variety of investments and techniques to hedge against market and currency risk. See Appendix B. Investing on an international basis involves special considerations. Investing in smaller capital markets entails the risk of significant volatility in the Fund's security prices. See "Other Portfolio Strategies--Foreign Securities." The Fund is designed for investors seeking to complement their U.S. holdings through foreign investments. The Fund should be considered as a long-term investment and a vehicle for diversification and not as a balanced investment program.

  For purposes of its investment objective, the Fund considers countries having smaller capital markets to be all countries other than the four countries having the largest equity market capitalizations. Currently, these four countries are Japan, the United Kingdom, the United States and Germany. At December 31, 1996, those countries' equity market capitalizations totalled approximately 69.84% of the world's equity market capitalization according to data provided by Morgan Stanley Capital International. The Fund will at all times, except during defensive periods, maintain investments in at least three countries having smaller capital markets.

  The Fund seeks to benefit from economic and other developments in smaller capital markets. The investment objective of the Fund reflects the belief that investment opportunities may result from an evolving long-term international trend favoring more market-oriented economies, a trend that may especially benefit certain countries having smaller capital markets. This trend may be facilitated by local or international political, economic or financial developments that could benefit the capital markets of such countries. Certain such countries, particularly so-called "emerging" countries (such as Malaysia, Mexico and Thailand) which may be in the process of developing more market-oriented economies, may experience relatively high rates of economic growth. Other countries (such as France, the Netherlands and Spain), although having relatively mature smaller capital markets, may also be in a position to benefit from local or international developments encouraging greater market orientation and diminishing governmental intervention in economic affairs.

  Many investors, particularly individuals, lack the information, capability or inclination to invest in countries having smaller capital markets. It also may not be permissible for such investors to invest directly in certain such markets. Unlike many intermediary investment vehicles, such as closed-end investment companies that invest in a single country, the Fund intends to diversify investment risk among the capital markets of a number of countries. The Fund will not necessarily seek to diversify investments on a geographical basis or on the basis of the level of economic development of any particular country.

  In its investment decision-making, the Investment Adviser will emphasize the allocation of assets among certain countries' capital markets, rather than the selection of particular industries or issuers. Because of the general illiquidity of the capital markets in some countries, the Fund may invest in a relatively small number of leading or actively traded companies in a country's capital markets in the expectation that the investment experience of the securities of such companies will substantially represent the investment experience of the country's capital markets as a whole.

  The Fund also may invest in debt securities of issuers in countries having smaller capital markets. Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. In accordance with its investment objective, the Fund will not seek to benefit from anticipated short-term fluctuations in currency exchange rates. The Fund may, from time to time, invest in debt securities with relatively high yields (as compared to other debt securities meeting the Fund's investment criteria), notwithstanding that the Fund may not anticipate that such securities will experience substantial capital appreciation. See "Risks of High Yield Securities" below. Such income can be used, however, to offset the operating expenses of the Fund.

  The Fund may invest in debt securities issued or guaranteed by foreign governments (including foreign states, provinces and municipalities) or their agencies and instrumentalities ("governmental entities"), issued or guaranteed by international organizations designated or supported by multiple foreign governmental entities (which are not obligations of foreign governments) to promote economic reconstruction or development ("supranational entities"), or issued by foreign corporations or financial institutions.

  Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the World Bank, the European Steel and Coal Community, the Asian Development Bank and the Inter-American Development Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

  The Fund has established no rating criteria for the debt securities in which it may invest, and such securities may not be rated at all for creditworthiness. Securities rated in the medium to lower rating categories of nationally recognized statistical rating organizations and unrated securities of comparable quality are predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the security and generally involve a greater volatility of price than securities in higher rating categories. In purchasing such securities, the Fund will rely on the Investment Adviser's judgement, analysis and experience in evaluating the creditworthiness of an issuer of such securities. The Investment Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. The Fund does not intend to purchase debt securities that are in default or which the Investment Adviser believes will be in default. See "Other Portfolio Strategies--Foreign Securities" and "Risks of High Yield Securities" below.

  For purposes of the Fund's investment objective, an issuer ordinarily will be considered to be located in the country where the primary trading market of its securities is located. The Fund, however, may consider a company to be located in countries having smaller capital markets, without reference to its domicile or to the primary trading market of its securities, when at least 50% of its non-current assets, capitalization, gross revenues or profits in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in such countries. The Fund also may consider closed-end investment companies to be located in the country or countries in which they primarily make their portfolio investments.

  Foreign investments in smaller capital markets involve risks not involved in domestic investment, including fluctuations in foreign exchange rates, future political and economic developments, different legal systems and the existence or possible imposition of exchange controls or other foreign or United States governmental laws or restrictions applicable to such investments. These risks are often heightened for investments in small capital markets. With respect to certain countries, there may be the possibility of expropriation of assets, confiscatory taxation, high rates of inflation, political or social instability or diplomatic developments which could affect investment in those countries. In addition, certain foreign investments may be subject to foreign withholding taxes.

  There may be less publicly available information about an issuer in a smaller capital market than would be available about a United States company, and it may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States companies. As a result, traditional investment measurements, such as price/earnings ratios, as used in the United States, may not be applicable in certain capital markets.

  The Fund reserves the right, as a temporary defensive measure or to provide for redemptions or in anticipation of investment in countries having smaller capital markets, to hold cash or cash equivalents (in U.S. dollars or foreign currencies) and short-term securities, including money market securities. The Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or other securities convertible into securities of foreign issuers. The Fund may invest in unsponsored ADRs. The issuers of unsponsored ADRs are not obligated to disclose material information in the United States, and therefore, there may not be a correlation between such information and the market value of such ADRs.

EQUITY GROWTH FUND

  The investment objective of the Equity Growth Fund is to seek long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management of the Company believes have special investment value, and of emerging growth companies regardless of size. There can be no assurance that the Fund's investment objective will be achieved. Companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities. Current income is not a factor in the selection of securities. The Fund is intended to provide an opportunity for Contract Owners who are not ordinarily in a position to perform the specialized type of research or analysis of small and emerging growth companies.

  Management seeks to identify those small emerging growth companies which can show significant and sustained increases in earnings over an extended period of time and are in sound financial condition. Management believes that, while these companies present above-average risks, properly selected companies of this type also have the potential to increase their earnings at a rate substantially in excess of the general growth of the economy. The Fund attempts to achieve its objective by focusing on the long-range view of a company's prospects through a fundamental analysis of its management, financial structure, product development, marketing ability and other relevant factors. Full development of these companies frequently takes time and, for this reason, the Fund should be considered as a long-term investment and not as a vehicle for seeking short-term profits.

  Small companies. Management seeks small companies that offer special investment value in terms of their product or service, research capability, or other unique attributes, and are relatively undervalued in the marketplace when compared with similar, but larger, enterprises. These companies typically have total market capitalizations in the $50-$300 million range and generally are little known to most individual investors, although some may be dominant in their respective industries. Underlying this strategy is management's belief that relatively small companies will continue to have the opportunity to develop into significant business enterprises. Some such companies may be in a relatively early stage of development; others may manufacture a new product or perform a new service. Such companies may not be counted upon to develop into major industrial companies, but management believes that eventual recognition of their special value characteristics by the investment community can provide above-average long-term growth to the portfolio.

  Emerging growth companies. In selecting investments for the Equity Growth Fund, management also seeks emerging growth companies that either occupy a dominant position in an emerging industry or subindustry or have a significant and growing market share in a large, fragmented industry. Management believes that capable and flexible management is one of the most important criteria of emerging growth companies and that such companies should employ sound financial and accounting policies and also demonstrate effective research, successful product development and marketing, efficient service and pricing flexibility. Emphasis is given to companies with rapid historical growth rates, above-average returns on equity and strong current balance sheets, all of which should enable the company to finance its continued growth. Management of the Company also analyzes and weighs relevant factors beyond the company itself, such as the level of competition in the industry, the extent of governmental regulation, the nature of labor conditions and other related matters.

  The Equity Growth Fund emphasizes investments in companies that do most of their business in the United States and therefore are free of the currency exchange problems, foreign tax considerations and potential political and economic upheavals that many multinational corporations face. Moreover, the size and kinds of markets that they serve make these companies less susceptible than larger companies to intervention from the federal government by means of price controls, regulations or litigation.

  While the process of selection and continuous supervision by management does not, of course, guarantee successful investment results, it does provide ingredients not available to the average individual due to the time and cost involved. Careful initial selection is particularly important in this area as many new enterprises have promise but lack certain of the ingredients necessary to prosper.

  It should be apparent that an investment in a fund such as the Equity Growth Fund involves greater risk than is customarily associated with more established companies. The securities of smaller or emerging growth companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general. These companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. Because of these factors, management of the Company believes that shares in the Equity Growth Fund are suitable for Contract Owners who are in a financial position to assume above-average investment risk in search of above-average long-term reward. As indicated, the Fund is designed for Contract Owners whose investment objective is growth rather than income. It is definitely not intended for exclusive funding of Contracts but is designed for Contract Owners who are prepared to experience above-average fluctuations in net asset value.

  The securities in which the Equity Growth Fund invests will often be traded only in the over-the-counter market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, the disposition by the Fund of portfolio securities to meet redemptions or otherwise may require the Fund to sell these securities at a discount from market prices or during periods when in management's judgement such disposition is not desirable or to make many small sales over a lengthy period of time.

  The investment emphasis of the Equity Growth Fund is on equities, primarily common stock and, to a lesser extent, securities convertible into common stocks and rights to subscribe for common stock, and the Fund will maintain at least 80% of its net assets invested in equity securities of small or emerging growth companies except during defensive periods. The Fund reserves the right as a defensive measure and to provide for redemptions to hold other types of securities, including non-convertible preferred stocks and debt securities, U.S. Government and Government agency securities, money market securities or other fixed-income securities deemed by the Investment Adviser to be consistent with a defensive posture, or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant.

INDEX 500 FUND

  The investment objective of the Index 500 Fund is to seek to provide investment results that, before expenses, correspond to the aggregate price and yield performance of the S&P 500 Index. There can be no assurance that the Fund's investment objective can be achieved.

  The S&P 500 Index is a market-weighted index composed of 500 common stocks issued by companies in a wide range of businesses and which collectively represent a substantial portion of all common stocks publicly traded in the U.S. The composition of the S&P 500 Index is determined by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. Standard & Poor's criteria for selecting common stocks to include in the S&P 500 Index is based on factors such as market capitalization, trading activity and the adequacy of representation of particular industries, and favors U.S.-traded stocks of large companies that are among the most dominant in their industries. The S&P 500 Index is generally considered broadly representative of the performance of large-capitalization publicly traded common stocks in the U.S. The inclusion of a stock in the S&P 500 Index does not imply that Standard & Poor's believes the stock to be an attractive investment.

  The Index 500 Fund will not attempt to buy or sell securities based on the Investment Adviser's economic, financial or market analysis, but will instead employ a "passive" approach that attempts to remain invested at all times in a portfolio of assets the performance of which is expected to be strongly correlated with that of the S&P 500 Index. The Index 500 Fund may invest in all 500 stocks in the S&P 500 Index in approximately the same proportions as their weightings in the S&P Index, or may invest in a statistically selected sample of the 500 stocks which comprise the S&P 500 Index designed, based on market capitalizations, industry weightings and financial attributes, to have aggregate investment characteristics similar to those of the S&P 500 Index as a whole. The Index 500 Fund may also (i) purchase common stocks not included in the S&P 500 Index as a proxy for certain common stocks included in the S&P 500 Index when the Investment Adviser believes it is an efficient means of replicating the performance of that index to do so, and (ii) invest in options and future contracts linked to the performance of the S&P 500 Index or of common stocks represented in the index.

  Under normal circumstances, it is expected that the Index 500 Fund will invest at least 90% (65% if the Index 500 Fund's assets are below $20 million) of its assets in common stocks represented in the S&P 500 Index and related options and futures contracts. The Index 500 Fund may invest a substantial portion of its assets in options and futures contracts in order to gain market exposure efficiently in the event of subscriptions, to maintain liquidity in the event of redemptions and to minimize trading costs. The Index 500 Fund may also invest in short-term fixed income instruments as cash reserves. The Index 500 Fund will not invest in short-term fixed income instruments, options or futures contracts for the purpose of implementing a defensive market strategy by lowering the Fund's exposure to common stocks to protect against a potential stock market decline, but instead will attempt to remain fully invested without regard to the Investment Adviser's market analysis. The Fund may, however, hold short-term fixed income instruments for temporary cash management purposes.

  The foregoing investment techniques are expected to be an effective means of substantially duplicating the aggregate price and yield performance of the S&P Index at such times when the Fund is not fully invested in all

500 stocks in the S&P 500 Index in approximately the same proportions as their weightings in that index. To the extent the Index 500 Fund utilizes the foregoing investment techniques, the Fund may not track the S&P 500 Index with the same degree of accuracy as the Fund would if it were fully invested in all 500 stocks in the S&P 500 Index in approximately the same proportions as their weightings in that index. However, the principal advantage of the foregoing investment techniques is to provide an efficient means to invest in the universe of stocks of the S&P 500 Index. The Fund is expected to provide broad diversification, and will seek to operate at low costs due to its "passive" approach to portfolio management and anticipated low portfolio turnover rate.

NON-DIVERSIFIED FUNDS

  The Global Bond Focus, Developing Capital Markets Focus and the Index 500 Funds are classified as non-diversified investment companies under the Investment Company Act. However, each Fund will have to limit its investments to the extent required by the diversification requirements applicable to regulated investment companies under the Internal Revenue Code. To qualify as a regulated investment company, a Fund, at the close of each fiscal quarter, may not have more than 25% of its total assets invested in the securities (except obligations of the U.S. Government, its agencies or instrumentalities) of any one issuer and with respect to 50% of its assets, (i) may not have more than 5% of its total assets invested in the securities of any one issuer and
(ii) may not own more than 10% of the outstanding voting securities of any one issuer.

INVESTMENT RESTRICTIONS

  The Company has adopted a number of restrictions and policies relating to the investment of its assets and its activities which are fundamental policies and may not be changed without the approval of the holders of the Company's outstanding voting securities (including a majority of the shares of each Fund). Investors are referred to the Statement of Additional Information for a complete description of such restrictions and policies.

OTHER PORTFOLIO STRATEGIES

  Restricted Securities. Each of the Funds is subject to limitations on the amount of illiquid securities it may purchase; however, each Fund may purchase without regard to that limitation certain securities that are not registered under the Securities Act of 1933, as amended (the "Securities Act"), including
(a) commercial paper exempt from registration under Section 4(2) of the Securities Act, and (b) securities that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act, provided that the Company's Board of Directors continuously determines, based on the trading markets for the specific Rule 144A security, that it is liquid. The Board of Directors may adopt guidelines and delegate to the Investment Adviser the daily function of determining and monitoring liquidity of restricted securities. The Board has determined that securities sold under Rule 144A which are freely tradeable in their primary market offshore should be deemed liquid. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations.

  Since it is not possible to predict with assurance exactly how the market for restricted securities sold and offered under Rule 144A will develop, the Board of Directors will carefully monitor the Funds' investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

  Certain indexed and inverse securities may have the effect of providing investment leverage because the rate of interest or amount of principal payable increases or decreases at a rate that is a multiple of the changes in the relevant index. As a consequence, the market value of such securities may be substantially more volatile than the market values of other debt securities. The Company believes that indexed and inverse securities may provide portfolio management flexibility that permits a Fund to seek enhanced returns, hedge other portfolio positions or vary the degree of portfolio leverage with greater efficiency than would otherwise be possible under certain market conditions.

  Foreign Securities. The Basic Value Focus, Global Bond Focus, Global Utility Focus, International Equity Focus, Developing Capital Markets Focus and Equity Growth Funds may invest in securities of foreign issuers.

The Index 500 Fund may also invest in securities of foreign issuers to the extent such issuers are included in the S&P 500 Index. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks which are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. If it should become necessary, a Fund could encounter greater difficulties in invoking legal processes abroad than would be the case in the United States. Transaction costs in foreign securities may be higher. The operating expense ratio of a Fund investing in foreign securities can be expected to be higher than that of an investment company investing exclusively in United States securities because the expenses of the Fund, such as custodial costs, are higher. In addition, net investment income earned by a Fund on a foreign security may be subject to withholding and other taxes imposed by foreign governments which will reduce a Fund's net investment income. The Investment Adviser will consider these and other factors before investing in foreign securities, and will not make such investments unless, in its opinion, such investments will meet the standards and objectives of a particular Fund. No Fund which may invest in foreign securities will concentrate its investments in any particular country. The Global Bond Focus, Global Utility Focus, International Equity Focus and Developing Capital Markets Focus Funds may from time to time be substantially invested in non-dollar-denominated securities of foreign issuers. For a Fund that invests in foreign securities denominated or quoted in currencies other than the United States dollar, changes in foreign currency exchange rates may affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned, and a Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. Foreign currency exchange rates are determined by forces of supply and demand in the foreign exchange markets. These forces are, in turn, affected by international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. With respect to certain countries, there may be the possibility of expropriation of assets, confiscatory taxation, high rates of inflation, political or social instability or diplomatic developments which could affect investment in those countries. The Index 500 and Equity Growth Funds will purchase securities issued only in dollar denominations.

  Each of the International Equity Focus Fund and Developing Capital Markets Focus Fund may invest a significant portion of its assets in securities of foreign issuers in smaller capital markets, while each of the other Funds which is permitted to invest in foreign securities may from time to time invest in securities of such foreign issuers. Foreign investments involve risks, including fluctuations in foreign exchange rates, future political and economic developments, different legal systems, the existence or possible imposition of exchange controls, or other foreign or United States governmental laws or restrictions, which are often heightened for investments in smaller capital markets.

  There may be less publicly available information about an issuer in a smaller capital market than would be available about a United States company, and it may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States companies. As a result, traditional investment measurements, such as price/earnings ratios, as used in the United States, may not be applicable in certain capital markets.

  Smaller capital markets, while often growing in trading volume, have substantially less volume than United States markets, and securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable United States companies. Brokerage commissions, custodial services, and other costs relating to investment in smaller capital markets are generally more expensive than in the United States. Such markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller capital markets, which may result in a Fund which invests in these markets incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement could result in temporary periods when assets of such a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. There is generally less government supervision and regulation of exchanges, brokers and issuers in countries having smaller capital markets than there is in the United States.

  As a result, management of a Fund which invests in foreign securities may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. A Fund may invest in countries in which foreign investors, including management of the Fund, have had no or limited prior experience. Due to its emphasis on securities of issuers located in smaller capital markets, each of the Developing Capital Markets Focus Fund and the International Equity Focus Fund should be considered as a vehicle for diversification and not as a balanced investment program.

  Certain of the Funds may invest in debt securities issued by foreign governments. Investments in foreign government debt securities, particularly those of emerging market country governments, involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country's debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, and, in the case of a government debtor, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole and the political constraints to which a government debtor may be subject. Government debtors may default on their debt and may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Holders of government debt, including the Fund, may be requested to participate in the rescheduling of such debt and to extend further loans to government debtors.

  As a result of the foregoing, a government obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country. Government obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. The issuers of the government debt securities in which a Fund may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements.

  The Developing Capital Markets Focus and International Equity Focus Funds intend to invest in securities of foreign issuers in smaller capital markets. Some countries with smaller capital markets prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms than securities of the company available for purchase by nationals.

  A number of countries, such as South Korea, Taiwan and Thailand, have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. In accordance with the Investment Company Act, the Developing Capital Markets Focus and International Equity Focus Funds each may invest up to 10% of its total assets in securities of such closed-end investment companies. This restriction on investments in securities of closed-end investment companies may limit opportunities for the Fund to invest indirectly in certain smaller capital markets. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their net asset values. If a Fund acquires shares in closed-end investment companies, shareholders would bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies. A Fund also may seek, at its own cost, to create its own investment entities under the laws of certain countries.

  In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or the companies with the most actively traded securities. Also, the Investment Company Act restricts a Fund's investments in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from "securities related activities," as defined by the rules thereunder. These provisions may also restrict a Fund's investments in certain foreign banks and other financial institutions.

  Lending of Portfolio Securities. Each Fund of the Company may from time to time lend securities (but not in excess of 20% of its total assets) from its portfolio to brokers, dealers and financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government which, while the loan is outstanding, will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities plus accrued interest. Such cash collateral will be invested in short-term securities, the income from which will increase the return to the Fund.

  Forward Commitments. Each of the Funds may purchase securities on a when-issued basis, and they may purchase or sell such securities for delayed delivery. These transactions occur when securities are purchased or sold by a Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Fund at the time of entering into the transaction. The value of the security on the delivery date may be more or less than its purchase price. A Fund entering into such transactions will maintain a segregated account with its custodian of cash or liquid securities in an aggregate amount equal to the amount of its commitments in connection with such delayed delivery and purchase transactions.

  Standby Commitment Agreements. The Global Utility Focus and Developing Capital Markets Focus Funds may from time to time enter into standby commitment agreements. Such agreements commit the respective Fund, for a stated period of time, to purchase a stated amount of a fixed income security which may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee which is typically approximately 0.5% of the aggregate purchase price of the security which the Fund has committed to purchase. The Fund will at all times maintain a segregated account with its custodian of cash or liquid securities an amount equal to the purchase price of the securities underlying the commitment. There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price.

  Portfolio Strategies Involving Indexed and Inverse Securities, Options, Futures and Foreign Exchange Transactions. Certain Funds may use derivative instruments, including indexed and inverse securities, options and futures and purchase and sell foreign exchange. Transactions involving such instruments expose these Funds to certain risks. Each Fund's use of these instruments and the associated risks are described in detail in Appendix B attached to this Prospectus.

RISKS OF HIGH YIELD SECURITIES

  The International Equity Focus Fund and Developing Capital Markets Focus Fund may invest a substantial portion of their assets in high yield, high risk securities or junk bonds, which are regarded as being predominantly speculative as to the issuer's ability to make payments of principal and interest. Investment in such securities involves substantial risk. Issuers of junk bonds may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher-rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During recessionary periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of junk bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer. While the high yield securities in which the International Equity Focus Fund or Developing Capital Markets Focus Fund may invest normally do not include securities which, at the time of investment, are in default or the issuers of which are in bankruptcy, there can be no assurance that such events will not occur after a Fund purchases a particular security, in which case a Fund may experience losses and incur costs.

  In an effort to minimize the risk of issuer default or bankruptcy, the International Equity Focus Fund and Developing Capital Markets Focus Fund each will diversify its holdings among many issuers. However, there can be no assurance that diversification will protect a Fund from widespread defaults brought about by a sustained economic downturn.

  High yield securities tend to be more volatile than higher-rated fixed-income securities, so that adverse economic events may have a greater impact on their prices and yields than on higher-rated fixed-income securities. Zero coupon bonds and bonds which pay interest and/or principal in additional bonds rather than in cash are especially volatile. Like higher-rated fixed-income securities, junk bonds are generally purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in this market, which may be less liquid than the market for higher-rated fixed-income securities, even under normal economic conditions. Also, there may be significant disparities in the prices quoted for such bonds by various dealers. Adverse economic conditions or investor perceptions (whether or not based on economic fundamentals) may impair the liquidity of this market, and may cause the prices the International Equity Focus Fund and Developing Capital Markets Focus Fund receive for their junk bonds to be reduced, or a Fund may experience difficulty in liquidating a portion of its portfolio when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Under such conditions, judgement may play a greater role in valuing certain of each Fund's portfolio securities than in the case of securities trading in a more liquid market.

  Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of junk bonds, particularly in a thinly traded market. Factors adversely affecting the market value of such securities are likely to affect adversely the net asset value of the International Equity Focus Fund and Developing Capital Markets Focus Fund. In addition, each Fund may incur additional expenses to the extent that it is required to seek recovery upon a default on a portfolio holding or to participate in the restructuring of the obligation.

  Sovereign Debt. The junk bonds in which the International Equity Focus Fund and Developing Capital Markets Focus Fund may invest include junk bonds issued by sovereign entities. Investment in such sovereign debt involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

  Holders of sovereign debt, including the International Equity Focus Fund and Developing Capital Markets Focus Fund, may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies available to a Fund and there can be no assurance a Fund will be able to collect on defaulted sovereign debt in whole or in part.

INSURANCE LAW RESTRICTIONS

  In order for shares of the Company's Funds to remain eligible investments for the Separate Accounts, it may be necessary, from time to time, for a Fund to limit its investments in certain types of securities in accordance with the insurance laws or regulations of the various states in which the Contracts are sold.

  The New York insurance law requires that investments of each Fund be made with the degree of care of an "ordinarily prudent person." The Investment Adviser believes that compliance with this standard will not have any negative impact on the performance of any of the Funds.

OTHER CONSIDERATIONS

  The Investment Adviser will use its best efforts to assure that each Fund of the Company complies with certain investment limitations of the Internal Revenue Service to assure favorable income tax treatment for the Contracts. It is not expected that such investment limitations will materially affect the ability of any Fund to achieve its investment objective.

                                   DIRECTORS

  The Directors of the Company consist of six individuals, five of whom are not "interested persons" of the Company as defined in the Investment Company Act of 1940. The Directors of the Company are responsible for the overall supervision of the operations of the Company and perform the various duties imposed on the directors of the investment companies by the Investment Company Act of 1940. The Board of Directors elects officers of the Company annually.

  The Directors of the Company and their principal employment are as follows:

    Arthur Zeikel*--President of the Investment Adviser and its affiliate, Fund Asset Management, L.P. ("FAM"); President and Director of Princeton Services, Inc. ("Princeton Services"); Executive Vice President of ML&Co.; and Director of Merrill Lynch Funds Distributor, Inc. (the "Distributor")

    Joe Grills--Member of the Committee on Investment of Employee Benefit Assets of the Financial Executives Institute ("CIEBA"); member of CIEBA's Executive Committee; and Member of the Investment Advisory Committee of the State of New York Common Retirement Fund and the Howard Hughes Medical Institute; Director, Duke Management Company, LaSalle Street Fund and Kimco Realty Corporation.

    Walter Mintz--Special Limited Partner of Cumberland Partners (investment partnership).

    Robert S. Salomon, Jr.--Principal of STI Management (investment adviser).

    Melvin R. Seiden--Director of Silbanc Properties, Ltd. (real estate, consulting and investments).

    Stephen B. Swensrud--Chairman of Fernwood Associates (financial consultants).

--------
* Interested person, as defined in the Investment Company Act of 1940, of the Company.

                              INVESTMENT ADVISER

  Merrill Lynch Asset Management L.P. ("MLAM"), an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc., is the investment adviser (the "Investment Adviser") for the Fund. The general partner of the Investment Adviser is Princeton Services, Inc., a wholly owned subsidiary of Merrill Lynch & Co., Inc. The principal address of the Investment Adviser is 800 Scudders Mill Road, Plainsboro, New Jersey 08536 (mailing address: Box 9011, Princeton, New Jersey 08543-9011). The Investment Adviser or its affiliate, Fund Asset Management, L.P. ("FAM"), acts as the investment adviser for over 130 other registered investment companies. The Investment Adviser also offers portfolio management and portfolio analysis services to individuals and institutions. In the aggregate, as of March 31, 1997, the Investment Adviser and FAM had a total of approximately $247.2 billion in investment company and other portfolio assets under management including assets of certain affiliates.

  While the Investment Adviser is at all times subject to the direction of the Board of Directors of the Company, the Investment Advisory Agreements provide that the Investment Adviser, subject to review by the Board of Directors, is responsible for the actual management of the Funds and has responsibility for making decisions to buy, sell or hold any particular security. The Investment Adviser provides the portfolio managers for the Funds, who consider information from various sources, make the necessary investment decisions and effect transactions accordingly. The Investment Adviser is also obligated to perform certain administrative and management services for the Company (certain of which it may delegate to third parties) and is obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties under the Agreements. The Investment Adviser has access to the full range of the securities and economic research facilities of Merrill Lynch.

  During the Company's fiscal year ended December 31, 1996, the advisory fees expense incurred by the Company totalled $24,131,430 of which $2,414,605 related to the Basic Value Focus Fund (representing .60% of its average net assets), $518,022 related to the Global Bond Focus Fund (representing .60% of its average net assets), $880,959 related to the Global Utility Focus Fund (representing .60% of its average net assets), $2,358,140 related to the International Equity Focus (representing .75% of its average net assets), $765,718 related to the Developing Capital Markets Focus Fund (representing 1.00% of its average net assets) of which $52,388 was voluntarily waived by MLAM, $3,010,613 related to the Equity Growth Fund (representing .75% of its average net assets) and $1,638 related to the Index 500 Fund (representing
 .30% of its net assets) all of which was voluntarily waived by MLAM.

  During the Company's fiscal year ended December 31, 1996, the total operating expenses of the Company's Funds (including the advisory fees paid to the Investment Adviser), before any fee waiver or reimbursement of a portion of such expenses were as follows: $2,657,872 related to the Basic Value Focus Fund (representing .66% of its average net assets), $593,766 related to the Global Bond Focus Fund (representing .69% of its average net assets), $970,696 related to the Global Utility Focus Fund (representing .66% of its average net assets), $2,802,938 related to the International Equity Focus Fund (representing .89% of its average net assets), $1,009,535 related to the Developing Capital Markets Focus Fund (representing 1.33% of its average net assets), $3,240,858 related to the Equity Growth Fund (representing .81% of its average net assets) and $3,289 related to the Index 500 Fund (representing
 .60% of its average net assets).

  The Investment Adviser has entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with MLAM U.K., an indirect wholly owned subsidiary of ML & Co., and an affiliate of the Investment Adviser, pursuant to which the Investment Adviser pays MLAM U.K. a fee for providing investment advisory services to the Investment Adviser with respect to the Funds in an amount to be determined from time to time by the Investment Adviser and MLAM U.K. but in no event in excess of the amount that the Investment Adviser actually receives for providing services to the Funds pursuant to the Investment Advisory Agreement.

  The Investment Adviser and Merrill Lynch Life Agency, Inc. ("MLLA") have entered into two agreements which limit the operating expenses paid by each Fund in a given year to 1.25% of its average daily net assets

(the "Reimbursement Agreements"). The reimbursement agreements, dated April 30, 1985 and February 11, 1992, provide that any expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by the Investment Adviser which, in turn, will be reimbursed by MLLA.

  The Investment Adviser has entered into administrative services agreements with certain Insurance Companies, including MLLIC and ML of New York, pursuant to which the Investment Adviser compensates such companies for administrative responsibilities relating to the Company which are performed by such Insurance Companies.

CODE OF ETHICS

  The Board of Directors of the Company has adopted a Code of Ethics under Rule 17j-1 of the Act which incorporates the Code of Ethics of the Investment Adviser (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Investment Adviser and, as described below, impose additional, more onerous, restrictions on fund investment personnel.

  The Codes require that all employees of the Investment Adviser preclear any personal securities investment (with limited exceptions, such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Investment Adviser include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security which at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Investment Adviser. Furthermore, the Codes provide for trading "blackout periods" which prohibit trading by investment personnel of the Company within periods of trading by the Company in the same (or equivalent) security (15 or 30 days depending upon the transaction).

PORTFOLIO MANAGERS

  The following is information with respect to the Portfolio Managers for each of the Company's Funds.

  Kevin Rendino has served as the Basic Value Focus Fund's Portfolio Manager since July 1993, and is primarily responsible for the Fund's day-to-day management. He has served as Vice President of MLAM since December 1993; Senior Research Analyst from 1990 to 1992; Corporate Analyst from 1988 to 1990.

  Walter Rogers has served as the Global Utility Focus Fund's Portfolio Manager since July 1993, and is primarily responsible for the Fund's day-to-day management. He has served as Vice President of MLAM since 1987.

  Andrew Bascand has served as the International Equity Focus Fund's Co-Portfolio Manager since July 1993 and became sole Portfolio Manager in March 1997. He is primarily responsible for the Fund's day-to-day management. He has been the director of MLAM U.K. and Vice President of Merrill Lynch Global Asset Management Limited (MLGAM) since 1993; Chief Economist with A.M.P. Investment (NZ) in New Zealand from 1989 to 1993; Economic Adviser to the Chief Economist of the Reserve Bank of New Zealand from 1987 to 1989; and Senior Research Officer of the Bank of England's International Department from 1986 to 1987.

  Grace Pineda has served as the Developing Capital Markets Focus Fund's Portfolio Manager since May 1994, and is primarily responsible for the Fund's day-to-day management. She has served as Vice President of MLAM since 1989.

  Sean Casey has served as the Co-Portfolio Manager of the Global Bond Focus Fund (formerly, the World Income Focus Fund) since October 1995 and, together with Robert Parish, is primarily responsible for the Fund's day-to-day management. He has served as Vice President of MLAM since 1995; Chief Investment Officer, Chase Asset Management from 1990 to 1995.

  Robert Parish has served as the Portfolio Manager of Global Bond Focus Fund (formerly, the World Income Focus Fund) since July 1993 and, together with Sean Casey, is primarily responsible for the Fund's day-to-day management. He served as Vice President of MLAM since 1991, and was Vice President and Senior Portfolio Manager for Templeton International from 1987 to 1991.

  Thomas D'Auria has served as the Portfolio Manager of the Equity Growth Fund since March 1997 and will be responsible for the day-to-day management of the Equity Growth Fund. Mr. D'Auria was previously the principal analyst for the Equity Growth Fund; Senior Securities Analyst for Midlantic Bank from 1992 to 1994; Securities Analyst for Dramen Value Management from 1986 to 1992.

  Eric Mitofsky has served as the Index 500 Fund's Portfolio Manager since the Fund commenced operations on December 13, 1996. He has served as Vice President of MLAM since 1992, and was an employee of Merrill Lynch's Equity Trading Group from 1983 to 1992.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

  None of the Company's Funds has any obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policy established by the Board of Directors of the Company, the Investment Adviser is primarily responsible for the Company's portfolio decisions and the placing of the Company's portfolio transactions. In placing orders, it is the policy of each Fund to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transactions and difficulty of execution. While the Investment Adviser generally seeks reasonably competitive spreads or commissions, the Company will not necessarily be paying the lowest spread or commission available.

  Under the Investment Company Act of 1940, persons affiliated with the Company are prohibited from dealing with the Company as a principal in the purchase and sale of the Company's portfolio securities unless an exemptive order allowing such transactions is obtained from the Securities and Exchange Commission. Affiliated persons of the Company may serve as its broker in over-the-counter transactions conducted on an agency basis. During the year ended December 31, 1996, the Company engaged in 16 transactions pursuant to such order involving approximately $64.9 million of securities. For the year ended December 31, 1996, the Company paid brokerage commissions of $6,656,814, of which $266,405 was paid to Merrill Lynch.

                              PURCHASE OF SHARES

  The Company continuously offers shares of Class A Common Stock in each of its Funds to the Insurance Companies at prices equal to the respective per share net asset value of the Funds. Merrill Lynch Funds Distributor, Inc., a wholly owned subsidiary of the Investment Adviser, acts as the distributor of the shares. Net asset value is determined in the manner set forth below under "Additional Information--Determination of Net Asset Value."

  The Company and the Distributor reserve the right to suspend the sale of shares of each Fund in response to conditions in the securities markets or otherwise.

                             REDEMPTION OF SHARES

  The Company is required to redeem all full and fractional shares of the Funds for cash. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

  It is the Company's intention to distribute substantially all of the net investment income, if any, of each Fund. For dividend purposes, net investment income of each Fund, other than the Company's Domestic Money Market and Reserve Assets Funds, will consist of all payments of dividends or interest received by such Fund less the estimated expenses of such Fund (including fees payable to the Investment Adviser).

  Dividends from net investment income of the Global Bond Focus Fund are declared and reinvested monthly in additional full and fractional shares of the respective Funds at net asset value. Dividends from net investment income of the Global Utility Focus Fund are declared and reinvested quarterly in additional full and fractional shares of the Fund. Dividends from net investment income of the International Equity Focus, Basic Value Focus, Developing Capital Markets Focus, Index 500 and Equity Growth Funds are declared and reinvested at least annually in additional full and fractional shares of the respective Funds.

  All net realized long-term or short-term capital gains of the Company, if any, are declared and distributed annually after the close of the Company's fiscal year to the shareholders of the Fund or Funds to which such gains are attributable. Short-term capital gains are taxable as ordinary income.

TAX TREATMENT OF THE COMPANY

  Each Fund intends to continue to qualify as a regulated investment company under certain provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Under such provisions, a Fund will not be subject to federal income tax on such part of its net ordinary income and net realized capital gains which it distributes to shareholders. One of the requirements to qualify for treatment as a regulated investment company under the Code is that a Fund, among other things, derive less than 30% of its gross income in each taxable year from gains (without deduction of losses) from the sale or other disposition of stocks, securities and certain options, futures or forward contracts held for less than three months. This requirement may limit the ability of certain Funds to dispose of certain securities at times when management of the Company might otherwise deem such disposition appropriate or desirable.

  If a Fund earns original issue discount income in a taxable year which is not represented by correlative cash income, or if a Fund receives property rather than cash in payment of interest, shareholders will be allocated income greater than the amount of cash distributed to them. In addition, the Fund may have to dispose of securities and use the proceeds thereof to make distributions in amounts necessary to satisfy its distribution requirements under the Code.

TAX TREATMENT OF INSURANCE COMPANIES AS SHAREHOLDERS

  Dividends paid by the Company from its ordinary income and distributions of the Company's net realized capital gains are includable in the respective Insurance Company's gross income. Distributions of the Company's net realized long-term capital gains retain their character as long-term capital gains in the hands of the Insurance Companies if certain requirements are met. The tax treatment of such dividends and distributions depends on the respective Insurance Company's tax status. To the extent that income of the Company represents dividends on common or preferred stock, rather than interest income, its distributions to the Insurance Companies will be eligible for the present 70% dividends received deduction applicable in the case of a life insurance company as provided in the Code. See the Prospectus for the Contracts for a description of the respective Insurance Company's tax status and the charges which may be made to cover any taxes attributable to the Separate Account. Not later than 60 days after the end of each calendar year, the Company will send to the Insurance Companies a written notice required by the Code designating the amount and character of any distributions made during such year.

                               PERFORMANCE DATA

  From time to time the average annual total return and yield of one or more of the Company's Funds for various specified time periods may be included in advertisements or information furnished by the Insurance Companies to present or prospective Contract owners. Average annual total return and yield are computed in accordance with formulas specified by the Securities and Exchange Commission. In connection with its reorganization on December 6, 1996, the Global Bond Focus Fund (i) acquired substantially all of the assets and assumed substantially all the liabilities of the International Bond Fund, a separate fund of the Company, (ii) implemented a change in its investment objective and policies from seeking high current income from a global portfolio of fixed income securities, including non-investment grade securities, to seeking a high total investment return by investing in a global portfolio of investment grade fixed income securities and (iii) changed its name from the World Income Focus Fund to its current name. For the period from the commencement of the World Income Focus Fund's operations through its reorganization on December 6, 1996, the portfolio of the Fund included debt securities rated below investment grade (i.e., junk bonds). As a result of these changes, the performance information set forth herein and in the Statement of Additional Information for the fiscal year ended December 31, 1996 may not be indicative of the World Income Focus Fund's future performance.

  Average annual total return quotations for the specified periods will be computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return will be computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses.

  Yield quotations will be computed based on a 30-day period by dividing (a) the net income based on the yield to maturity of each security earned during the period by (b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the offering price per share on the last day of the period. The yield for the 30-day period ending December 31, 1996 was 6.42% for the Global Bond Focus Fund.

  Total return and yield figures are based on the Fund's historical performance and are not intended to indicate future performance. The Fund's total return and yield will vary depending on market conditions, the securities comprising the Fund's portfolio, the Fund's operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. The yield and total return quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the Separate Account level, which, if included, would decrease the yield.

  On occasion, one or more of the Company's Funds may compare its performance to that of the Standard & Poor's 500 Composite Stock Price Index, the Value Line Composite Index, the Dow Jones Industrial Average, or performance data published by Lipper Analytical Services, Inc., or Variable Annuity Research Data Service or contained in publications such as Morningstar Publications, Inc., Chase Investment Performance Digest, Money Magazine, U.S. News & World Report, Business Week, Financial Services Weekly, Kiplinger Personal Finances, CDA Investment Technology, Inc., Forbes Magazine, Fortune Magazine, Wall Street Journal, USA Today, Barrons, Strategic Insight, Donaghues, Investors Business Daily and Ibbotson Associates. As with other performance data, performance comparisons should not be considered indicative of the Fund's relative performance for any future period.

                            ADDITIONAL INFORMATION

DETERMINATION OF NET ASSET VALUE

  The net asset value of the shares of each Fund is determined once daily by the Investment Adviser immediately after the declaration of dividends, if any, and is determined as of fifteen minutes following the close of trading on each day the New York Stock Exchange is open for business. The New York Stock Exchange is open on business days other than national holidays (except for Martin Luther King Day, when it is open) and Good Friday. The net asset value per share of each Fund other than the Domestic Money Market Fund is computed by dividing the sum of the value of the securities held by that Fund plus any cash or other assets (including interest and dividends accrued) minus all liabilities (including accrued expenses) by the total number of shares outstanding of that Fund at such time, rounded to the nearest cent. Expenses, including the investment advisory fees payable to the Investment Adviser, are accrued daily.

  Securities held by each Fund will be valued as follows: Portfolio securities that are traded on stock exchanges are valued at the last sale price (regular way) as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter ("OTC") market are valued at the last available bid price in the OTC market prior to the time of valuation, provided however, that the Index 500 Fund will value its portfolio holdings which trade on the NASDAQ national market system at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. When a Fund writes an option, the amount of the premium received is recorded on the books as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based upon the last sale price in the case of exchange-traded options or, in the case of options being traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Futures contracts are valued at settlement price at the close of the applicable exchange. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Company. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation.

  The Company has used pricing services, including Merrill Lynch Securities Pricing SM Service ("MLSPS"), to value bonds held by certain of the Company's Funds. The Board of Directors of the Company has examined the methods used by the pricing services in estimating the value of securities held by the Funds and believes that such methods will reasonably and fairly approximate the price at which those securities may be sold and result in a good faith determination of the fair value of such securities; however, there is no assurance that securities can be sold at the prices at which they are valued. During the fiscal year ended December 31, 1996, Global Bond Focus Fund and the Global Utility Focus Fund paid MLSPS $3,020 and $77, respectively for such services.

ORGANIZATION OF THE COMPANY

  The Company was incorporated on October 16, 1981. The Equity Growth Fund commenced operations on April 20, 1982. The Basic Value Focus, Global Bond Focus, Global Utility Focus and International Equity Focus Funds commenced operations on July 1, 1993. The Developing Capital Markets Focus Fund commenced operations on May 2, 1994. The authorized capital stock of the Company consists of 3,400,000,000 shares of Class A Common Stock, par value $0.10 per share, and 3,400,000,000 shares of Class B Common Stock, par value $0.10 per share. The shares of Class A and Class B Common Stock are each divided into sixteen classes designated Merrill Lynch Reserve Assets Fund Common Stock, Merrill Lynch Prime Bond Fund Common Stock, Merrill Lynch High Current Income Fund Common Stock, Merrill Lynch Quality Equity Fund Common Stock, Merrill Lynch Equity Growth Fund Common Stock, Merrill Lynch Natural Resources Focus Fund Common Stock, Merrill Lynch American Balanced Fund Common Stock, Merrill Lynch Global Strategy Focus Fund Common Stock, Merrill Lynch Domestic Money Market Fund Common Stock, Merrill Lynch Basic Value Focus Fund Common Stock, Merrill Lynch Global Bond Focus Fund, Merrill Lynch Global Utility Focus Fund Common Stock, Merrill Lynch International Equity Focus Fund Common Stock, Merrill Lynch Developing Capital Markets Focus Fund Common Stock, Merrill Lynch Government Bond Fund Common Stock and Merrill Lynch Index 500 Common Stock, respectively. The Company may, from time to time, at the sole discretion of its Board of Directors and without the need to obtain the approval of its shareholders or of Contract Owners, offer and sell shares of one or more of such classes. Each class consists of 100,000,000 Class A shares and 100,000,000 Class B shares except for Domestic Money Market Fund Common Stock which consists of 1,300,000,000 Class A shares and 1,300,000,000 Class B shares, Reserve Assets Fund Common Stock which consists of 500,000,000 Class A shares and 500,000,000 Class B shares and Global Bond Focus Fund Common Stock and Global Strategy Focus Fund Common Stock, each of which consists of 200,000,000 Class A shares and 200,000,000 Class B shares. All shares of Common Stock have equal voting rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. Pursuant to the Investment Company Act of 1940 and the rules and regulations thereunder, certain matters approved by a vote of all shareholders of the Company may not be binding on a class whose shareholders have not approved such matter. Each issued and outstanding share of a class is entitled to one vote and to participate equally in dividends and distributions declared with respect to such class and in net assets of such class upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. The shares of each class, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion, exchange or similar rights, and will be freely transferable. Holders of shares of any class are entitled to redeem their shares as set forth under "Redemption of Shares." Shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Company voting for the election of directors can elect all of the directors of the Company if they choose to do so and in such event the holders of the remaining shares would not be able to elect any directors. The Company does not intend to hold meetings of shareholders unless under the Investment Company Act of 1940 shareholders are required to act on any of the following matters: (i) election of directors; (ii) approval of an investment advisory agreement; (iii) approval of a distribution agreement; and (iv) ratification of the selection of independent accountants.

  The Board of Directors of the Company has authorized the issuance of shares of such Class B Common Stock with respect to each of the Company's Funds, with the existing shares of Common Stock of each Fund to be designated Class A Common Stock of such Fund. The Board of Directors have also authorized the Company to enter into a Distribution Plan with Merrill Lynch Funds Distributor, Inc. under which the Company would pay distribution fees in respect of the shares of its Class B Common Stock. No shares of Class B Common Stock have been issued; however, the Company may commence issuing shares of Class B Common Stock later in 1997 pursuant to a separate or amended Prospectus.

  MLLIC purchased $100 worth of shares of each of the Basic Value Focus, Global Bond Focus, Global Utility Focus and International Equity Focus Funds on June 28, 1993. MLLIC purchased, on July 1, 1993, $8,000,000 worth of shares of each of the Global Bond Focus Fund and International Equity Focus Fund and $2,000,000 worth of shares of each of the Basic Value Focus Fund and the Global Utility Focus Fund. MLLIC purchased, on May 2, 1994 and $8,000,000 worth of shares of the Developing Capital Markets Focus Fund. On December 13, 1996, MLLIC purchased $10,000,000 worth of shares of the Index 500 Fund. The organizational expenses of each of the Company's Funds are paid by the Investment Adviser. The Investment Adviser is reimbursed by MLLIC for all such expenses over a five-year period.

  In connection with a reorganization on December 6, 1996 conducted by the Company with respect to certain of its Funds, the Company, with the approval of the affected shareholders of the Funds, caused (i) Global Bond Focus Fund
(a) to acquire substantially all of the assets and assume substantially all the liabilities of the International Bond Fund, a separate fund of the Company, (b) to implement a change in its investment objective and policies from seeking high current income from a global portfolio of fixed income securities, including non-investment grade securities, to seeking a high total investment return by investing in a global portfolio of investment grade fixed income securities and (c) to change its name from the World Income Focus Fund to its current name.

INDEPENDENT AUDITORS

  Deloitte & Touche, llp, 117 Campus Drive, Princeton, New Jersey 08540, has been selected as the independent auditors of the Company. The selection of independent auditors is subject to annual ratification by the Company's shareholders.

CUSTODIAN

  The Bank of New York ("BONY"), 110 Washington Street, New York, New York 10286, acts as Custodian of the Company's assets, except that Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02102, acts as Custodian for assets of the Company's Developing Capital Markets Focus Fund.

TRANSFER AND DIVIDEND DISBURSING AGENT

  Merrill Lynch Financial Data Services, Inc. ("MLFDS"), which is a wholly owned subsidiary of Merrill Lynch & Co., Inc., acts as the Company's Transfer Agent and is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. MLFDS will receive an annual fee of $5,000 per Fund and will be entitled to reimbursement of out-of-pocket expenses.

LEGAL COUNSEL

  Rogers & Wells, New York, New York, is counsel for the Company.

REPORTS TO SHAREHOLDERS

  The fiscal year of the Company ends on December 31 of each year. The Company will send to its shareholders at least semi-annually reports showing the Funds' portfolio securities and other information. An annual report containing financial statements, audited by independent auditors, will be sent to shareholders each year.

ADDITIONAL INFORMATION

  This Prospectus does not contain all of the information included in the Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940, with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission.

  The Statement of Additional Information, dated April 25, 1997, which forms a part of the Registration Statement, is incorporated by reference into this Prospectus. The Statement of Additional Information may be obtained without charge as provided on the cover page of this Prospectus. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

                                  APPENDIX A

U.S. GOVERNMENT SECURITIES

  For temporary or defensive purposes, each of the Funds may invest in the various types of marketable securities issued by or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the U.S. Treasury. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

GOVERNMENT AGENCY SECURITIES

  For temporary or defensive purposes, each of the Funds may invest in government agency securities, which are debt securities issued by government sponsored enterprises, federal agencies and international institutions. Such securities are not direct obligations of the Treasury but involve government sponsorship or guarantees by government agencies or enterprises. The Funds may invest in all types of government agency securities currently outstanding or to be issued in the future.

DEPOSITORY INSTITUTIONS MONEY INSTRUMENTS

  For temporary or defensive purposes, each of the Funds may invest in depositary institutions money instruments, such as certificates of deposit, including variable rate certificates of deposit, bankers' acceptances, time deposits and bank notes. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by commercial banks, savings banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity, usually at 30, 90 or 180 day intervals ("coupon dates"), based upon a specified market rate. As a result of these adjustments, the interest rate on these obligations may be increased or decreased periodically. Often, dealers selling variable rate certificates of deposit to the Funds agree to repurchase such instruments, at the Funds' option, at par on the coupon dates. The dealers' obligations to repurchase these instruments are subject to conditions imposed by the various dealers; such conditions typically are the continued credit standing of the issuer and the existence of reasonably orderly market conditions. The Funds are also able to sell variable rate certificates of deposit in the secondary market. Variable rate certificates of deposit normally carry a higher interest rate than comparable fixed rate certificates of deposit because variable rate certificates of deposit generally have a longer stated maturity than comparable fixed rate certificates of deposit.

  A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

  For temporary or defensive purposes, the Global Bond Focus Fund, Global Utility Focus Fund, International Equity Focus Fund and Developing Capital Markets Focus Fund may invest in certificates of deposit and bankers' acceptances issued by foreign branches or subsidiaries of U.S. banks ("Eurodollar" obligations) or U.S. branches or subsidiaries of foreign banks ("Yankeedollar" obligations). The Fund may invest only in Eurodollar obligations which by their terms are general obligations of the U.S. parent bank and meet the other criteria discussed below. Yankeedollar obligations in which the Fund may invest must be issued by U.S. branches or subsidiaries of foreign banks which are subject to state or federal banking regulations in the U.S. and by their terms must be general obligations of the foreign parent. In addition, the Fund will limit its investments in Yankeedollar obligations to obligations issued by banking institutions with more than $1 billion in assets.

  For temporary or defensive purposes, the Global Bond Focus Fund, Global Utility Focus Fund, International Equity Focus Fund and Developing Capital Markets Focus Fund may also invest in U.S. dollar-denominated obligations of foreign depository institutions and their foreign branches and subsidiaries, such as certificates of deposit, bankers' acceptances, time deposits and deposit notes. The obligations of such foreign branches and subsidiaries may be the general obligation of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation.

  Except as otherwise provided above with respect to investment in Yankeedollar and other foreign bank obligations no Fund may invest in any bank money instrument issued by a commercial bank or a savings and loan association unless the bank or association is organized and operating in the United States, has total assets of at least $1 billion and its deposits are insured by the Federal Deposit Insurance Corporation (the "FDIC"); provided that this limitation shall not prohibit the investment of up to 10% of the total assets of a Fund (taken at market value at the time of each investment) in certificates of deposit issued by banks and savings and loan associations with assets of less than $1 billion if the principal amount of each such certificate of deposit is fully insured by the FDIC.

SHORT-TERM DEBT INSTRUMENTS

  For temporary or defensive purposes, each of the Funds may invest in commercial paper (including variable amount master demand notes and insurance company funding agreements), which refers to short-term, unsecured promissory notes issued by corporations, partnerships, trusts and other entities to finance short-term credit needs and by trusts issuing asset-backed commercial paper. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Because variable amount master notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded and there is no secondary market for the notes. Typically, agreements relating to such notes provide that the lender may not sell or otherwise transfer the note without the borrower's consent. Such notes provide that the interest rate on the amount outstanding is adjusted periodically, typically on a daily basis, in accordance with a stated short-term interest rate benchmark. Because the interest rate of a variable amount master note is adjusted no less often than every 60 days and since repayment of the note may be demanded at any time, the Investment Adviser values such a note in accordance with the amortized cost basis described under "Determination of Net Asset Value" in the Statement of Additional Information.

  For temporary or defensive purposes, the Global Bond Focus Fund, Global Utility Focus Fund, International Equity Focus Fund and Developing Capital Markets Focus Fund may also invest in U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities. Such investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issuers. Investments in foreign entities in general involve the same risks as those described in the Statement of Additional Information in connection with investments in Eurodollar, Yankeedollar and foreign bank obligations.

REPURCHASE AGREEMENTS

  Repurchase Agreements; Purchase and Sale Contracts. Each Fund may invest in securities pursuant to repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees, upon entering into the contract with the Fund, to repurchase a security (typically a security issued or guaranteed by the U.S. government) at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed yield for the Fund insulated from fluctuations in the market value of the underlying security during such period, although, to the extent the repurchase agreement is not denominated in U.S. dollars, the Fund's return may be affected by currency fluctuations. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System, a primary dealer in U.S. government securities or an affiliate thereof. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts, unlike repurchase agreements, allocate interest on the underlying security to the purchaser during the term of the agreement and generally do not require the seller to provide additional securities in the event of a decline in the market value of the purchased security during the term of the agreement. In all instances, the Fund takes possession of the underlying securities when investing in repurchase agreements or purchase and sale contracts. If the seller were to default on its obligation to repurchase a security under a repurchase agreement or purchase and sale contract and the market value of the underlying security at such time was less than the Fund had paid to the seller, the Fund would realize a loss. Repurchase agreements maturing in more than seven days will be considered "illiquid securities."

DESCRIPTION OF CORPORATE BOND RATINGS

  Moody's Investors Service, Inc.:

    Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa--Bonds which are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded both during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B--Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any period of time may be small.

    Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcomings.

    C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

  Standard & Poor's Corporation:

    AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

    AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

    A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

    BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

    BB--B--CCC--CC--Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

    NR--Not rated by the indicated rating agency.

  Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                  APPENDIX B

  Certain Funds of the Company are authorized to use derivative instruments, including indexed and inverse securities, options, and futures, and to purchase and sell foreign exchange, as described below. Such instruments are referred to collectively herein as "Strategic Instruments."

INDEXED AND INVERSE SECURITIES

  The Global Bond Focus Fund, the Global Utility Focus Fund, the Index 500 Fund and the International Equity Focus Fund may invest in securities the potential return of which is based on the change in particular measurements of value or rate (an "index"). As an illustration, a Fund may invest in a debt security that pays interest and returns principal based on the change in the value of an interest rate index (such as the prime rate or federal funds rate), a securities index (such as the S&P 500 or a more narrowly-focused index such as the AMEX Oil & Gas Index) or a basket of securities, or based on the relative changes of two indices. In addition, the Developing Capital Markets Focus Fund and the International Equity Focus Fund may invest in securities the potential return of which is based inversely on the change in an index. For example, these Funds may invest in securities that pay a higher rate of interest when a particular index decreases and pay a lower rate of interest (or do not fully return principal) when the value of the index increases. If the Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index or indices.

  Certain indexed and inverse securities may have the effect of providing investment leverage because the rate of interest or amount of principal payable increases or decreases at a rate that is a multiple of the changes in the relevant index. As a consequence, the market value of such securities may be substantially more volatile than the market values of other debt securities. The Company believes that indexed and inverse securities may provide portfolio management flexibility that permits Funds to seek enhanced returns, hedge other portfolio positions or vary the degree of portfolio leverage with greater efficiency than would otherwise be possible under certain market conditions.

OPTIONS ON SECURITIES AND SECURITIES INDICES

  Purchasing Options. The Developing Capital Markets Focus Fund, the Global Bond Focus Fund, the Global Utility Focus Fund, the Index 500 Fund and the International Equity Focus Fund are each authorized to purchase put options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. When a Fund purchases a put option, in consideration for an upfront payment (the "option premium") the Fund acquires a right to sell to another party specified securities owned by the Fund at a specified price (the "exercise price") on or before a specified date (the "expiration date"), in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index declines below a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a put option limits the Fund's risk of loss in the event of a decline in the market value of the portfolio holdings underlying the put option prior to the option's expiration date. If the market value of the portfolio holdings associated with the put option increases rather than decreases, however, the Fund will lose the option premium and will consequently realize a lower return on the portfolio holdings than would have been realized without the purchase of the put.

  The Developing Capital Markets Focus Fund, the Global Bond Focus Fund, the Index 500 Fund and the International Equity Focus Fund are each authorized to purchase call options on securities it intends to purchase or securities indices the performance of which are substantially correlated with the performance of the types of securities it intends to purchase. When a Fund purchases a call option, in consideration for the option premium the Fund acquires a right to purchase from another party specified securities at the exercise price on or before the expiration date, in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index increases beyond a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a call option may protect the Fund from having to pay more for a security as a consequence of increases in the market value for the security during a period when the Fund is contemplating its purchase, in the case of an option on a security, or attempting to identify specific securities in which to invest in a market the Fund believes to be attractive, in the case of an option on an index (an "anticipatory hedge"). In the event the Fund determines not to purchase a security underlying a call option, however, the Fund may lose the entire option premium.

  Each Fund is also authorized to purchase put or call options in connection with closing out put or call options it has previously sold.

  Writing Options. The Basic Value Focus Fund, the Developing Capital Markets Focus Fund, the Equity Growth Fund, the Global Bond Focus Fund, the Global Utility Focus Fund, the Index 500 Fund and the International Equity Focus Fund are each authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. When a Fund writes a call option, in return for an option premium the Fund gives another party the right to buy specified securities owned by the Fund at the exercise price on or before the expiration date, in the case of an option on securities, or agrees to pay to another party an amount based on any gain in a specified securities index beyond a specified level on or before the expiration date, in the case of an option on a securities index. The Fund may write call options to earn income, through the receipt of option premiums. In the event the party to which the Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is less than the exercise price, the Fund will partially offset any decline in the value of the underlying securities through the receipt of the option premium. By writing a call option, however, the Fund limits its ability to sell the underlying securities, and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price, while the option remains outstanding.

  The Developing Capital Markets Focus Fund, the Global Bond Focus Fund, the Global Utility Focus Fund, the Index 500 Fund and the International Equity Focus Fund each may also write put options on securities or securities indices. When the Fund writes a put option, in return for an option premium the Fund gives another party the right to sell to the Fund a specified security at the exercise price on or before the expiration date, in the case of an option on a security, or agrees to pay to another party an amount based on any decline in a specified securities index below a specified level on or before the expiration date, in the case of an option on a securities index. The Fund may write put options to earn income, through the receipt of option premiums. In the event the party to which the Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is greater than the exercise price, the Fund will profit by the amount of the option premium. By writing a put option, however, the Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of the security at the time of exercise as long as the put option is outstanding, in the case of an option on a security, or make a cash payment reflecting any decline in the index, in the case of an option on an index. Accordingly, when the Fund writes a put option it is exposed to a risk of loss in the event the value of the underlying securities falls below the exercise price, which loss potentially may substantially exceed the amount of option premium received by the Fund for writing the put option. The Fund will write a put option on a security or a securities index only if the Fund would be willing to purchase the security at the exercise price for investment purposes (in the case of an option on a security) or is writing the put in connection with trading strategies involving combinations of options--for example, the sale and purchase of options with identical expiration dates on the same security or index but different exercise prices (a technique called a "spread").

  Each Fund is also authorized to sell call or put options in connection with closing out call or put options it has previously purchased.

  Other than with respect to closing transactions, a Fund will only write call or put options that are "covered." A call or put option will be considered covered if the Fund has segregated assets with respect to such option in the manner described in "Risk Factors in Options, Futures, and Currency Instruments" below. A call option will also be considered covered if a Fund owns the securities it would be required to deliver upon exercise of the option (or, in the case of option on a securities index, securities which are substantially correlated with the performance of such index) or owns a call option, warrant or convertible instrument which is immediately exercisable for, or convertible into, such security.

  Types of Options. A Fund may engage in transactions in options on securities or securities indices on exchanges and in the over-the-counter ("OTC") markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater risk of counterparty default. See "Additional Risk Factors of OTC Transactions" below.

FUTURES

  The Developing Capital Markets Focus Fund, the Global Bond Focus Fund, the Global Utility Focus Fund, the Index 500 Fund and the International Equity Focus Fund may each engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts which obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of a commodity at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract the Fund is required to deposit collateral ("margin") equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day.

  The sale of a futures contract limits a Fund's risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract's expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, the Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

  The purchase of a futures contract may protect a Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Fund was attempting to identify specific securities in which to invest in a market the Fund believes to be attractive. In the event that such securities decline in value or the Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Fund may realize a loss relating to the futures position.

  A Fund will limit transactions in futures and options on futures to financial futures contracts (i.e., contracts for which the underlying commodity is a currency or securities or interest rate index) purchased or sold for hedging purposes (including anticipatory hedges). Each Fund will further limit transactions in futures and options on futures to the extent necessary to prevent the Fund from being deemed a "commodity pool" under regulations of the Commodity Futures Trading Commission.

FOREIGN EXCHANGE TRANSACTIONS

  The Developing Capital Markets Focus Fund, the Global Bond Focus Fund, the Global Utility Focus Fund and the International Equity Focus Fund may engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, "Currency Instruments") for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar.

  Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. A Fund will enter into foreign exchange transactions only for purposes of hedging either a specific transaction or a portfolio position. A Fund may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the Fund has received or anticipates receiving a dividend or distribution. A Fund may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the Fund is denominated or by purchasing a currency in which the Fund anticipates acquiring a portfolio position in the near future. A Fund may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis.

  The Funds authorized to engage in Currency Instrument transactions may also hedge against the decline in the value of a currency against the US dollar through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized exchange-traded contracts. See "Futures" above.

  The Funds authorized to engage in Currency Instrument transactions may also hedge against the decline in the value of a currency against the US dollar through the use of currency options. Currency options are similar to options on securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or OTC markets. See "Types of Options" above and "Additional Risk Factors of OTC Transactions" below.

  No Fund will speculate in Currency Instruments. Accordingly, a Fund will not hedge a currency in excess of the aggregate market value of the securities which it owns (including receivables for unsettled securities sales), or has committed to or anticipates purchasing, which are denominated in such currency. A Fund may, however, hedge a currency by entering into a transaction in a Currency Instrument denominated in a currency other than the currency being hedged (a "cross-hedge"). The Fund will only enter into a cross-hedge if the Investment Adviser believes that (i) there is a demonstrable high correlation between the currency in which the cross-hedge is denominated and the currency being hedged, and (ii) executing a cross-hedge through the currency in which the cross-hedge is denominated will be significantly more cost-effective or provide substantially greater liquidity than executing a similar hedging transaction by means of the currency being hedged.

  Risk Factors in Hedging Foreign Currency Risks. While a Fund's use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the Fund's shares, the net asset value of the Fund's shares will fluctuate. Moreover, although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective. To the extent that a Fund hedges against anticipated currency movements which do not occur, the Fund may realize losses, and decrease its total return, as the result of its hedging transactions. Furthermore, a Fund will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur. It may not be possible for a Fund to hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that the Fund is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available (such as certain developing markets) and it is not possible to engage in effective foreign currency hedging.

RISK FACTORS IN OPTIONS, FUTURES, AND CURRENCY INSTRUMENTS

  Use of Strategic Instruments for hedging purposes involves the risk of imperfect correlation in movements in the value of the Strategic Instruments and the value of the instruments being hedged. If the value of the Strategic Instruments moves more or less than the value of the hedged instruments a Fund will experience a gain or loss which will not be completely offset by movements in the value of the hedged instruments.

  Each Fund intends to enter into transactions involving Strategic Instruments only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under "Additional Risk Factors of OTC Transactions." However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a Strategic Instrument or the Fund will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a Strategic Instrument without incurring substantial losses, if at all.

  Certain transactions in Strategic Instruments (e.g., forward foreign exchange transactions, futures transactions, sales of put options) may expose a Fund to potential losses which exceed the amount originally invested by the Fund in such instruments. When a Fund engages in such a transaction, the Fund will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Fund's exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Securities and Exchange Commission). Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Fund's exposure to loss.

ADDITIONAL RISK FACTORS OF OTC TRANSACTIONS; LIMITATIONS ON THE USE OF OTC STRATEGIC INSTRUMENTS

  Certain Strategic Instruments traded in OTC markets, including indexed securities and OTC options, may be substantially less liquid than other instruments in which a Fund may invest. The absence of liquidity may make it difficult or impossible for the Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. A Fund will therefore acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Investment Adviser anticipates the Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer's quotation may be used.

  The staff of the Securities and Exchange Commission has taken the position that purchased OTC options and the assets underlying written OTC options are illiquid securities. Each Fund has therefore adopted an investment policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transactions, the sum of the market value of OTC options currently outstanding which are held by the Fund, the market value of the securities underlying OTC call options currently outstanding which have been sold by the Fund and margin deposits on the Fund's outstanding OTC options exceeds 15% of the total assets of the Fund, taken at market value, together with all other assets of the Fund which are deemed to be illiquid or are otherwise not readily marketable. However, if an OTC option is sold by the Fund to a dealer in U.S. government securities recognized as a "primary dealer" by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying security minus the option's exercise price).

  Because Strategic Instruments traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin to the extent that a Fund has unrealized gains in such instruments or has deposited collateral with its counterparty, the Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. A Fund will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in Strategic Instruments traded in OTC markets only with financial institutions which have substantial capital or which have provided the Fund with a third-party guaranty or other credit enhancement.

ADDITIONAL LIMITATIONS ON THE USE OF STRATEGIC INSTRUMENTS

  No Fund may use any Strategic Instrument to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.

PROSPECTUS
APRIL 25, 1997

                   MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
 P.O. Box 9011, Princeton, New Jersey 08543-9011  .  Phone No. (609) 282-2800

                               ----------------

  Merrill Lynch Variable Series Funds, Inc. (the "Company") is an open-end management investment company which has a wide range of investment objectives among its sixteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"). A separate class of common stock ("Common Stock") is issued for each Fund. The Company is offering shares of its Class A Common Stock pursuant to this Prospectus.

  The shares of the Funds are sold to separate accounts ("Separate Accounts") of certain insurance companies (the "Insurance Companies"), including Merrill Lynch Life Insurance Company ("MLLIC") and ML Life Insurance Company of New York ("ML of New York"), to fund benefits under variable annuity contracts ("Variable Annuity Contracts") and/or variable life insurance contracts (together with the Variable Annuity Contracts, the "Contracts") issued by such companies. The Insurance Companies will redeem shares to the extent necessary to provide benefits under the respective Contracts or for such other purposes as may be consistent with the respective Contracts. Certain insurance companies are wholly owned subsidiaries of Merrill Lynch & Co., Inc., as is the Company's investment adviser, Merrill Lynch Asset Management, L.P. (the "Investment Adviser"). The investment objectives of the Funds and certain investment policies, each of whose name is preceded by "Merrill Lynch," are as follows:
    BASIC VALUE FOCUS FUND. Capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value.

    DOMESTIC MONEY MARKET FUND. Preservation of capital, liquidity and the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities.

    GLOBAL STRATEGY FOCUS FUND. High total investment return by investing primarily in a portfolio of equity and fixed income securities of U.S. and foreign issuers.

    HIGH CURRENT INCOME FUND. As high a level of current income as is consistent with its investment policies and prudent investment management, and as a secondary objective, capital appreciation when consistent with the foregoing objective. The Fund invests principally in fixed-income securities that are rated in the lower rating categories of the established rating services or in unrated securities of comparable quality.

  THE DOMESTIC MONEY MARKET FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, BUT THERE CAN BE NO ASSURANCE THAT THEY WILL BE ABLE TO DO SO. AN INVESTMENT IN THE DOMESTIC MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THE HIGH CURRENT INCOME FUND INVESTS IN HIGH YIELD BONDS (COMMONLY KNOWN AS "JUNK BONDS"), WHICH INVOLVE SPECIAL RISKS. SEE "INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS--RISKS OF HIGH YIELD SECURITIES."

                               ----------------
THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES  AND
 EXCHANGE  COMMISSION NOR HAS THE  SECURITIES AND EXCHANGE COMMISSION  PASSED
  UPON  THE ACCURACY OR ADEQUACY  OF THIS PROSPECTUS. ANY REPRESENTATION  TO
   THE CONTRARY IS A CRIMINAL OFFENSE.

                               ----------------

  THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 25, 1997, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                               ----------------
              MERRILL LYNCH ASSET MANAGEMENT--INVESTMENT ADVISER
              MERRILL LYNCH FUNDS DISTRIBUTOR, INC.--DISTRIBUTOR

  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE FUND OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                               ----------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Financial Highlights.......................................................   3
The Insurance Companies....................................................   7
Domestic Money Market Fund Yield Information...............................   7
Investment Objectives and Policies of the Funds............................   7
Directors..................................................................  16
Investment Adviser.........................................................  17
Portfolio Transactions and Brokerage.......................................  18
Purchase of Shares.........................................................  19
Redemption of Shares.......................................................  19
Dividends, Distributions and Taxes.........................................  19
Performance Data...........................................................  20
Additional Information.....................................................  21
Appendix A................................................................. A-1
Appendix B................................................................. B-1

                             FINANCIAL HIGHLIGHTS

  The financial information in the tables below has been audited in conjunction with annual audits of the financial statements of each of the Company's Funds by Deloitte & Touche LLP, independent auditors. Financial Statements and the independent auditors' report thereon for the fiscal year ended December 31, 1996 are included in the Statement of Additional Information. The following per share data and ratios have been derived from information provided in the Company's audited financial statements. Further information about the performance of the Company is contained in the Company's most recent annual report to shareholders which may be obtained, without charge, by calling or by writing the Company at the telephone number or address on the front cover of this prospectus.

                                        BASIC VALUE FOCUS FUND
                                ------------------------------------------
                                                                FOR THE
                                    FOR THE YEAR ENDED        PERIOD JULY
                                       DECEMBER 31,           1, 1993+ TO
                                ----------------------------  DECEMBER 31,
                                  1996      1995      1994        1993
                                --------  --------  --------  ------------
INCREASE (DECREASE) IN NET AS-
 SET VALUE:
PER SHARE OPERATING PERFOR-
 MANCE:
Net asset value, beginning of
 period........................ $  13.10  $  11.10  $  10.95    $ 10.00
                                --------  --------  --------    -------
Investment income--net.........      .17       .18       .17        .04
Realized and unrealized gain
 (loss) on investments--net....     2.37      2.49       .08        .91
                                --------  --------  --------    -------
Total from investment opera-
 tions.........................     2.54      2.67       .25        .95
                                --------  --------  --------    -------
Less dividends and distribu-
 tions:
 Investment income--net........     (.18)     (.19)     (.10)        --
 Realized gain on investments--
  net..........................     (.72)     (.48)       --         --
                                --------  --------  --------    -------
Total dividends and distribu-
 tions.........................     (.90)     (.67)     (.10)        --
                                --------  --------  --------    -------
Net asset value, end of peri-
 od............................ $  14.74  $  13.10  $  11.10    $ 10.95
                                ========  ========  ========    =======
TOTAL INVESTMENT RETURN:**
Based on net asset value per
 share.........................    20.69%    25.49%     2.36%      9.50%#
                                ========  ========  ========    =======
RATIOS TO AVERAGE NET ASSETS:
Expenses.......................      .66%      .66%      .72%       .86%*
                                ========  ========  ========    =======
Investment income--net.........     1.37%     1.68%     2.08%      1.69%*
                                ========  ========  ========    =======
SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands).................... $524,930  $306,463  $164,307    $47,207
                                ========  ========  ========    =======
Portfolio turnover.............    68.41%    74.10%    60.55%     30.86%
                                ========  ========  ========    =======
Average commission rate
 paid##........................ $  .0549        --        --         --
                                ========  ========  ========    =======

--------
 * Annualized.
** Total investment returns exclude insurance-related fees and expenses.
 + Commencement of Operations.
 # Aggregate total investment return.
## For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities.

                                        DOMESTIC MONEY MARKET FUND
                          ----------------------------------------------------------
                                                                    FOR THE PERIOD
                            FOR THE YEAR ENDED DECEMBER 31,       FEBRUARY 20, 1992+
                          --------------------------------------   TO DECEMBER 31,
                            1996      1995      1994      1993           1992
                          --------  --------  --------  --------  ------------------
INCREASE (DECREASE) IN
 NET ASSET VALUE:
PER SHARE OPERATING
 PERFORMANCE:
Net asset value,
 beginning of year......  $   1.00  $   1.00  $   1.00  $   1.00       $  1.00
                          --------  --------  --------  --------       -------
Investment income--net..     .0504     .0547     .0386     .0302         .0302
Realized and unrealized
 gain (loss) on
 investments--net.......    (.0005)    .0012    (.0007)    .0005         .0013
                          --------  --------  --------  --------       -------
Total from investment
 operations.............     .0499     .0559     .0379     .0307         .0315
                          --------  --------  --------  --------       -------
Less dividends and
 distributions:
 Investment income--
  net...................    (.0504)   (.0547)   (.0386)   (.0302)       (.0302)
 Realized gain on in-
  vestments--net........    (.0001)   (.0002)       --    (.0005)       (.0010)
                          --------  --------  --------  --------       -------
Total dividends and
 distributions..........    (.0505)   (.0549)   (.0386)   (.0307)       (.0312)
                          --------  --------  --------  --------       -------
Net asset value, end of
 year...................  $   1.00  $   1.00  $   1.00  $   1.00       $  1.00
                          ========  ========  ========  ========       =======
TOTAL INVESTMENT
 RETURN:**
Based on net asset value
 per share..............      5.13%     5.64%     3.93%     3.10%         3.65%*
                          ========  ========  ========  ========       =======
RATIOS TO AVERAGE NET
 ASSETS:
Expenses, net of
 reimbursement..........       .54%      .55%      .50%      .36%          .32%*
                          ========  ========  ========  ========       =======
Expenses................       .54%      .55%      .57%      .63%          .88%*
                          ========  ========  ========  ========       =======
Investment income--net,
 and realized gain
 (loss) on investments--
 net....................      4.97%     5.50%     4.02%     3.03%         3.48%*
                          ========  ========  ========  ========       =======
SUPPLEMENTAL DATA:
Net assets, end of year
 (in thousands).........  $274,756  $303,912  $363,199  $170,531       $41,128
                          ========  ========  ========  ========       =======

--------
 * Annualized.
** Total investment returns exclude insurance-related fees and expenses.
 + Commencement of Operations.

                                    GLOBAL STRATEGY FOCUS FUND#
                          -----------------------------------------------------
                                                                     FOR THE
                                                                      PERIOD
                                                                   FEBRUARY 28,
                            FOR THE YEAR ENDED DECEMBER 31,          1992+ TO
                          ---------------------------------------  DECEMBER 31,
                            1996      1995       1994      1993        1992
                          --------  --------   --------  --------  ------------
INCREASE (DECREASE) IN
 NET ASSET VALUE:
PER SHARE OPERATING
 PERFORMANCE:
Net asset value,
 beginning of year....... $  12.55  $  11.73   $  12.17  $  10.22    $ 10.00
                          --------  --------   --------  --------    -------
Investment income--net...      .28       .39        .30       .16        .13
Realized and unrealized
 gain (loss) on
 investments and foreign
 currency transactions--
 net.....................     1.33       .82       (.48)     1.96        .13
                          --------  --------   --------  --------    -------
Total from investment
 operations..............     1.61      1.21       (.18)     2.12        .26
                          --------  --------   --------  --------    -------
Less dividends and
 distributions:
 Investment income--net..     (.29)     (.39)      (.21)     (.17)      (.04)
 Realized gain on invest-
  ments--net.............       --        --       (.04)       --         --
 In excess of realized
  gain on investments--
  net....................       --        --++     (.01)       --         --
                          --------  --------   --------  --------    -------
Total dividends and
 distributions...........     (.29)     (.39)      (.26)     (.17)      (.04)
                          --------  --------   --------  --------    -------
Net asset value, end of
 year.................... $  13.87  $  12.55   $  11.73  $  12.17    $ 10.22
                          ========  ========   ========  ========    =======
TOTAL INVESTMENT
 RETURN:**
Based on net asset value
 per share...............    13.17%    10.60%    (1.46)%    21.03%      2.62%##
                          ========  ========   ========  ========    =======
RATIOS TO AVERAGE NET
 ASSETS:
Expenses, net of
 reimbursement...........      .71%      .72%       .77%      .88%      1.25%*
                          ========  ========   ========  ========    =======
Expenses.................      .71%      .72%       .77%      .88%      1.35%*
                          ========  ========   ========  ========    =======
Investment income--net...     2.68%     3.33%      2.85%     2.41%      2.66%*
                          ========  ========   ========  ========    =======
SUPPLEMENTAL DATA:
Net assets, end of year
 (in thousands).......... $870,203  $540,242   $515,407  $269,627    $15,527
                          ========  ========   ========  ========    =======
Portfolio turnover.......   173.44%    27.23%     21.03%    17.07%     14.47%
                          ========  ========   ========  ========    =======
Average commission rate
 paid###................. $  .0143        --         --        --         --
                          ========  ========   ========  ========    =======

--------
  * Annualized
 ** Total investment returns exclude insurance-related fees and expenses.
  + Commencement of Operations.
 ++ Amount is less than $.01 per share.
  # On December 6, 1996, the Global Strategy Focus Fund acquired substantially all of the assets and assumed substantially all the liabilities of the Flexible Strategy Fund, a separate Fund of the Company.
 ## Aggregate total investment return.
### For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into U.S. dollars using the prevailing exchange rate on the date of the transactions. Such conversions may significantly affect the average rate shown.

  Further information about each Fund's performance is contained in the Company's Annual Report, which can be obtained, without charge, upon request.

                        FINANCIAL HIGHLIGHTS (CONCLUDED)

                                                      HIGH CURRENT INCOME FUND
                          ------------------------------------------------------------------------------------------
                                                   FOR THE YEAR ENDED DECEMBER 31,
                          ------------------------------------------------------------------------------------------
                           1996+      1995      1994      1993     1992     1991    1990    1989     1988     1987
                          --------  --------  --------  --------  -------  ------  ------  -------  -------  -------
INCREASE (DECREASE) IN
 NET ASSET VALUE:
PER SHARE OPERATING
 PERFORMANCE:
Net asset value,
 beginning of year......  $  11.25  $  10.61  $  12.06  $  11.13  $ 10.23  $ 8.14  $10.21  $ 10.85  $ 10.55  $ 11.42
                          --------  --------  --------  --------  -------  ------  ------  -------  -------  -------
Investment income--net..      1.08      1.09      1.05       .95     1.07    1.19    1.40     1.29     1.21     1.23
Realized and unrealized
 gain (loss) on
 investments--net.......       .12       .65     (1.47)      .95      .90    2.10   (2.08)    (.64)     .20     (.79)
                          --------  --------  --------  --------  -------  ------  ------  -------  -------  -------
Total from investment
 operations.............      1.20      1.74      (.42)     1.90     1.97    3.29    (.68)     .65     1.41      .44
                          --------  --------  --------  --------  -------  ------  ------  -------  -------  -------
Less dividends and
 distributions:
 Investment income--
  net...................     (1.06)    (1.10)    (1.03)     (.97)   (1.07)  (1.20)  (1.39)   (1.29)   (1.11)   (1.23)
 Realized gain on
  investments--net......        --        --        --        --       --      --      --       --       --     (.08)
                          --------  --------  --------  --------  -------  ------  ------  -------  -------  -------
Total dividends and
 distributions..........     (1.06)    (1.10)    (1.03)     (.97)   (1.07)  (1.20)  (1.39)   (1.29)   (1.11)   (1.31)
                          --------  --------  --------  --------  -------  ------  ------  -------  -------  -------
Net asset value, end of
 year...................  $  11.39  $  11.25  $  10.61  $  12.06  $ 11.13  $10.23  $ 8.14  $ 10.21  $ 10.85  $ 10.55
                          ========  ========  ========  ========  =======  ======  ======  =======  =======  =======
TOTAL INVESTMENT
 RETURN:*
Based on net asset value
 per share..............     11.27%    17.21%   (3.59)%    17.84%   20.05%  43.00% (7.63)%    6.14%   13.87%    3.82%
                          ========  ========  ========  ========  =======  ======  ======  =======  =======  =======
RATIOS TO AVERAGE NET
 ASSETS:
Expenses................       .54%      .55%      .61%      .72%     .89%   1.10%   1.15%    1.22%    1.07%    1.01%
                          ========  ========  ========  ========  =======  ======  ======  =======  =======  =======
Investment income--net..      9.50%     9.92%     9.73%     8.62%   10.06%  12.49%  14.52%   11.98%   11.22%   10.88%
                          ========  ========  ========  ========  =======  ======  ======  =======  =======  =======
SUPPLEMENTAL DATA:
Net assets, end of year
 (in thousands).........  $414,615  $356,352  $255,719  $163,428  $26,343  $9,649  $8,106  $12,942  $13,960  $13,075
                          ========  ========  ========  ========  =======  ======  ======  =======  =======  =======
Portfolio turnover......     48.92%    41.60%    51.88%    35.67%   28.21%  51.54%  26.43%   53.52%   33.91%   56.07%
                          ========  ========  ========  ========  =======  ======  ======  =======  =======  =======

--------
*Total investment returns exclude insurance-related fees and expenses. +Based on average shares outstanding during the year.

                            THE INSURANCE COMPANIES

  The Company was organized to fund benefits under variable annuity and variable life Contracts issued by the Insurance Companies. Through this Prospectus, the Company is offering shares in four Funds to certain separate accounts (the "Separate Accounts") of certain Insurance Companies to fund benefits under the Contracts. Those four Funds are: the Basic Value Focus Fund, Domestic Money Market Fund, Global Strategy Focus Fund, and High Current Income Fund. Through separate Prospectuses, the Company offers shares in some or all of its funds to certain other Separate Accounts of other Insurance Companies to fund benefits under variable life and variable annuity Contracts issued by them.

  The right of the Insurance Companies as shareholders should be distinguished from the rights of a Contract owner, which are set forth in the Contract. A Contract owner has no interest in the shares of a Fund, but only in the Contract. The Contract is described in the Prospectus for each Contract. That Prospectus describes the relationship between increases or decreases in the net asset value of shares of a Fund, and any distributions on such shares, and the benefits provided under a Contract. The Prospectus for the Contracts also describes various fees payable to the Insurance Companies and charges to the Separate Accounts made by the Insurance Companies with respect to the Contracts. Because shares of the Funds will be sold only to the Insurance Companies for the Separate Accounts, the terms "shareholder" and "shareholders" in this Prospectus refer to the Insurance Companies.

                 DOMESTIC MONEY MARKET FUND YIELD INFORMATION

  Set forth below is yield information for the Domestic Money Market Fund for the seven-day period ended December 31, 1996, computed to include and exclude realized and unrealized gains and losses, and information as to the compounded annualized yield, excluding gains and losses, for the same periods. The yield quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the Separate Account level which, if included, would decrease the yield.

                                                                  DOMESTIC MONEY
                                                                   MARKET FUND
                                                                  --------------
     Annualized Yield:
      Including gains and losses.................................      5.05%
      Excluding gains and losses.................................      5.05%
     Compounded Annualized Yield.................................      5.18%
     Average maturity of portfolio at end of period..............    73 days

                INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

INVESTMENT OBJECTIVES

  Each Fund of the Company has a different investment objective which it pursues through separate investment policies as described below. The differences in objectives and policies among the Funds can be expected to affect the return of each Fund and the degree of market and financial risk to which each Fund is subject. Each Fund is classified as "diversified," as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act" or, the "Act"), except for the Global Strategy Focus Fund, which is classified as "nondiversified." The investment objectives and classification of each Fund may not be changed without the approval of the holders of a majority of the outstanding shares of each Fund affected. The investment objectives and policies of each Fund are discussed below. There can be no assurance that any Fund will achieve its investment objective.

  Fixed Income Security Ratings. No Fund other than the High Current Income Fund invests in fixed-income securities which are rated below investment grade (i.e., securities rated Ba or below by Moody's Investors Service, Inc. ("Moody's") or BB or below by Standard & Poor's Rating Group ("Standard & Poor's")). However, securities purchased by a Fund may subsequently be downgraded. Such securities may continue to be held and will be sold only if, in the judgement of the Investment Adviser, it is advantageous to do so. Securities in the lowest category of investment grade debt securities may have speculative characteristics which may lead to weakened capacity to pay interest and principal during periods of adverse economic conditions. See Appendix A for a fuller description of corporate bond ratings.

BASIC VALUE FOCUS FUND

  The investment objective of the Basic Value Focus Fund is to seek capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. There can be no assurance that the Fund's investment objectives will be achieved. The Fund seeks special opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out of favor considerations. Particular emphasis is placed on securities which provide an above average dividend return and sell at a below-average price-earnings ratio.

  The investment policy of the Basic Value Focus Fund is based on the belief that the pricing mechanism of the securities market lacks total efficiency and has a tendency to inflate prices of securities in favorable market climates and depress prices of securities in unfavorable climates. Based on this premise, management believes that favorable changes in market prices are more likely to begin when securities are out of favor, earnings are depressed, price-earnings ratios are relatively low, investment expectations are limited, and there is no real general interest in the particular security or industry involved. On the other hand, management believes that negative developments are more likely to occur when investment expectations are generally high, stock prices are advancing or have advanced rapidly, price-earnings ratios have been inflated, and the industry or issue continues to gain new investment acceptance on an accelerated basis. In other words, management believes that market prices of securities with relatively high price-earnings ratios are more susceptible to unexpected adverse developments while securities with relatively low price-earnings ratios are more favorably positioned to benefit from favorable, but generally unanticipated, events. This investment policy departs from traditional philosophy. Management of the Fund believes that the market risk involved in this policy is moderated somewhat by an emphasis on securities with above-average dividend returns.

  The current institutionally-dominated market tends to ignore, to some extent, the numerous secondary issues whose market capitalizations are below those of the relatively few larger size growth companies. It is expected that the Basic Value Focus Fund's portfolio generally will have significant representation in this secondary segment of the market. The basic orientation of the Fund's investment policies is such that at times a large portion of its common stock holdings may carry less than favorable research ratings from research analysts.

  Investment emphasis is on equities, primarily common stock and, to a lesser extent, securities convertible into common stocks. The Basic Value Focus Fund also may invest in preferred stocks and non-convertible debt securities rated investment grade and utilize covered call options with respect to portfolio securities as described in Appendix B. It reserves the right as a defensive measure to hold other types of securities, including U.S. Government and Government agency securities, money market securities or other fixed-income securities deemed by the Investment Adviser to be consistent with a defensive posture, or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant. The Fund may invest up to 10% of its total assets, taken at market value at the time of acquisition, in the securities of foreign issuers.

DOMESTIC MONEY MARKET FUND

  The investment objectives of the Domestic Money Market Fund are to preserve shareholder capital, to maintain liquidity and to achieve the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities. The Fund will invest in short-term U.S. Government securities, U.S. Government agency securities, domestic depository institution money instruments (including certificates of deposit, bankers' acceptances, time deposits and bank notes), short-term debt securities (such as commercial paper), variable amount master demand notes and insurance company funding agreements, repurchase and reverse repurchase agreements of U.S. issuers and other money market instruments. As a matter of fundamental policy, which may be changed only with the approval of a majority of the Domestic Money Market Fund's outstanding voting securities, as defined in the Investment Company Act, the Fund may not purchase securities of foreign issuers (including Eurodollar or Yankeedollar bank obligations). U.S. Government securities may be purchased on a forward commitment basis. The types of money market securities in which the Domestic Money Market Fund may invest are described more fully in Appendix A to this Prospectus. The Domestic Money Market Fund will be subject to portfolio maturity, quality and diversification restrictions discussed below under "Money Market Fund Portfolio Restrictions."

GLOBAL STRATEGY FOCUS FUND

  The investment objective of the Global Strategy Focus Fund is to seek high total investment return by investing primarily in a portfolio of equity and fixed income securities, including convertible securities, of U.S. and foreign issuers. Total investment return consists of interest, dividends, discount accruals and capital changes, including changes in the value of non-dollar-denominated securities and other assets and liabilities resulting from currency fluctuations. There can be no assurance that the Fund's investment objective will be achieved. Investing on an international basis involves special considerations. See "Other Portfolio Strategies--Foreign Securities."

  The Global Strategy Focus Fund seeks to achieve its objective by investing in the securities of issuers located in the United States, Canada, Western Europe and the Far East and Latin America. There are no prescribed limits on the geographical allocation of the Fund among these regions. Such allocation will be made primarily on the basis of the anticipated total return from investments in the securities of issuers wherever located, considering such factors as the condition and growth potential of the various economies and securities markets and the issuers domiciled therein, anticipated movements in interest rates in the various capital markets and in the value of foreign currencies relative to the U.S. dollar, tax considerations and economic, social, financial, national and political factors which may affect the climate for investing within such securities markets. When, in the judgement of the Investment Adviser, economic or market conditions warrant, the Fund reserves the right to concentrate its investments in one or more capital markets, including the United States. For additional information, concerning the risks of investing in foreign securities, see "Other Portfolio Strategies--Foreign Securities."

  The corporate debt securities, including convertible debt securities, in which the Fund may invest will be rated BBB or better by Standard and Poor's or Baa or better by Moody's or in the opinion of the Investment Adviser, of comparable quality. The Fund may also invest in debt obligations issued or guaranteed by sovereign governments, political subdivisions thereof (including states, provinces and municipalities) or their agencies or instrumentalities or issued or guaranteed by international organizations designated or supported by governmental entities to promote economic reconstruction or development ("supranational entities") such as the International Bank for Reconstruction (the "World Bank") and the European Coal and Steel Community. Investments in securities of supranational entities are subject to the risk that member governments will fail to make required capital contributions and that a supranational entity will thus be unable to meet its obligations.

  When market or financial considerations warrant, the Global Strategy Focus Fund may invest as a temporary defensive measure up to 100% of its assets in U.S. Government or Government agency securities issued or guaranteed by the United States Government or its agencies or instrumentalities, money market securities or other fixed income securities deemed by the Investment Adviser to be consistent with a defensive posture, or may hold its assets in cash.

  The Global Strategy Focus Fund may use derivatives in connection with certain trading strategies. See Appendix B.


HIGH CURRENT INCOME FUND

  The primary investment objective of the High Current Income Fund is to obtain the highest level of current income that is consistent with the investment policies of the Fund and with prudent investment management. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective. There can be no assurance that the Fund's investment objectives will be achieved.

  The High Current Income Fund seeks high current income by investing principally in fixed-income securities that are rated in the lower rating categories of the established rating services (Baa or lower by Moody's and BBB or lower by Standard and Poor's), or in unrated securities of comparable quality. Securities rated below Baa by Moody's and below BBB by Standard and Poor's are commonly known as "junk bonds." Additional information regarding various bond ratings is set forth in Appendix A to the Prospectus. The market price of fixed-income securities such as those purchased by the Fund is affected by changes in interest rates generally. As interest rates rise, the market value of fixed-income securities will fall, adversely affecting the net asset value of the Fund.

  Although they can be expected to provide higher yields, lower-rated securities such as those purchased by the Fund may be subject to greater market fluctuations and risks of loss of income and principal than lower-yielding, higher-rated fixed-income securities. Such securities are generally issued by corporations which are not as financially secure or as creditworthy as issuers of higher-rated securities. There is, accordingly, a greater risk that the issuers of higher-yielding securities will not be able to pay principal and interest on such securities, especially during periods of adverse economic conditions. Because investment in such high-yield securities entails relatively greater risk of loss of income or principal, an investment in the High Current Income Fund may not be appropriate as the exclusive investment to fund the Contracts for all Contract Owners. See "Risks of High Yield Securities."

  Selection and supervision by the management of the Company of investments in lower-rated fixed-income securities involves continuous analysis of individual issuers, general business conditions and other factors which may be too time consuming or too costly for the average investor. The furnishing of these services does not, of course, guarantee successful results. The analysis of issuers may include, among other things, historic and current financial condition, current and anticipated cash flow and borrowing requirements, value of assets in relation to historical cost, strength of management, responsiveness to business conditions, credit standing, and current and anticipated results of operations. Analysis of general business conditions and other factors may include anticipated changes in economic activity and interest rates, the availability of new investment opportunities, and the economic outlook for specific industries. While the Investment Adviser considers as one factor in its credit analysis the ratings assigned by the rating services, the Investment Adviser performs its own independent credit analysis of issuers and consequently, the Fund may invest, without limit, in unrated securities if such securities offer, in the opinion of the Investment Adviser, a relatively high yield without undue risk. As a result, the High Current Income Fund's ability to achieve its investment objective may depend to a greater extent on the Investment Adviser's own credit analysis than the Funds which invest in higher-rated securities. Although the High Current Income Fund will invest primarily in lower-rated securities, it will not invest in securities rated Ca or lower by Moody's and CC or lower by Standard and Poor's unless the Investment Adviser believes that the financial condition of the issuer or the protection afforded to the particular securities is stronger than would otherwise be indicated by such low ratings. However, securities purchased by the Fund may subsequently be downgraded. Such securities may continue to be held and will be sold only if, in the judgement of the Investment Adviser, it is advantageous to do so.

  When changing economic conditions and other factors cause the yield difference between lower-rated and higher-rated securities to narrow, the Fund may purchase higher-rated securities if the Investment Adviser believes that the risk of loss of income and principal may be substantially reduced with only a relatively small reduction in yield.

  The securities in the Fund will be varied from time to time depending upon the judgement of management as to prevailing conditions in the economy and the securities markets and the prospects for interest rate changes among different categories of fixed-income securities. It is anticipated that under normal circumstances more than 90% of the Fund's assets will be invested in fixed-income securities, including convertible and non-convertible debt securities and preferred stock. Although it is expected that, in general, the Fund will not invest in common stocks, rights or other equity securities, it will acquire or hold such securities (if consistent with the objectives of the Fund) when such securities are acquired in unit offerings with fixed-income securities or in connection with an actual or proposed conversion or exchange of fixed-income securities. In addition, under unusual market or economic conditions, the High Current Income Fund for defensive purposes may invest up to 100% of its assets in U.S. Government or Government agency securities, money market securities or other fixed income securities deemed by the Investment Adviser to be consistent with a defensive posture, or may hold its assets in cash. The yield on such securities may be lower than the yield on lower-rated fixed-income securities.

  The table below shows the average monthly dollar-weighted market value, by Standard and Poor's rating category, of the securities held by the High Current Income Fund during the year ended December 31, 1996.

                                                                       % MARKET
                                                                         VALUE
                                                                % NET  CORPORATE
                              RATING*                           ASSETS   BONDS
                              -------                           ------ ---------
     BBB.......................................................   0.7%     0.8%
     BB........................................................  29.2%    33.8%
     B.........................................................  47.5%    55.2%
     CCC.......................................................   4.2%     4.7%
     NR**......................................................   5.0%     5.5%
                                                                         -----
                                                                         100.0%

--------
 * A description of corporate bond ratings of Standard & Poor's is set forth in Appendix A to the Prospectus.
** Bonds which are not rated by Standard & Poor's. Such bonds may be rated by nationally recognized statistical rating organizations other than Standard & Poor's, or may not be rated by any other organizations.

NON-DIVERSIFIED FUNDS

  The Global Strategy Focus Fund is classified as a non-diversified investment company under the Investment Company Act. However, the Fund will have to limit its investments to the extent required by the diversification requirements applicable to regulated investment companies under the Internal Revenue Code. To qualify as a regulated investment company, a Fund, at the close of each fiscal quarter, may not have more than 25% of its total assets invested in the securities (except obligations of the U.S. Government, its agencies or instrumentalities) of any one issuer and with respect to 50% of its assets,
(i) may not have more than 5% of its total assets invested in the securities of any one issuer and (ii) may not own more than 10% of the outstanding voting securities of any one issuer.

INVESTMENT RESTRICTIONS

  The Company has adopted a number of restrictions and policies relating to the investment of its assets and its activities which are fundamental policies and may not be changed without the approval of the holders of the Company's outstanding voting securities (including a majority of the shares of each Fund). Investors are referred to the Statement of Additional Information for a complete description of such restrictions and policies.

MONEY MARKET FUND PORTFOLIO RESTRICTIONS

  For purposes of the investment policies of the Domestic Money Market Fund, the Company defines short-term money market securities as securities having a maturity of no more than 762 days (25 months) in the case of U.S. Government and agency securities and no more than 397 days (13 months) in the case of all other securities. Management of the Company expects that substantially all the assets of the Domestic Money Market Fund will be invested in securities maturing in less than one year, but at times some portion may have maturities of up to 25 months. For these purposes, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is adjusted. The dollar-weighted average maturity of the Fund's portfolio assets will not exceed 90 days.

  The Domestic Money Market Fund's investments in short-term debt and depository institution money instruments will be rated, or will be issued by issuers who have been rated, in one of the two highest rating categories for short-term debt obligations by a nationally recognized statistical rating organization (an "NRSRO") or, if not rated, will be of comparable quality as determined by the Directors of the Company. The Fund's investments in corporate bonds and debentures (which must have maturities at the date of purchase of 397 days (13 months) or less) will be in issuers which have received from an NRSRO a rating, with respect to a class of short-term debt obligations that is comparable in priority and security with the investment, in one of the two highest rating categories for short-term obligations or, if not rated, are of comparable quality as determined by the Directors of the Company. Currently, there are six NRSROs: Duff & Phelps Inc., Fitch Investors Services, Inc., IBCA Limited and its affiliate IBCA Inc., Moody's, Standard & Poor's and Thomson BankWatch.

  A regulation of the Securities and Exchange Commission (the "SEC") limits investments by the Domestic Money Market Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities) ordinarily to not more than 5% of its total assets, or in the event that such securities do not have the highest rating, not more than 1% of its total assets. In addition, this regulation requires that not more than 5% of the Fund's total assets be invested in securities that have a rating lower than the highest rating.

OTHER PORTFOLIO STRATEGIES

  Restricted Securities. Each of the Funds is subject to limitations on the amount of illiquid securities it may purchase; however, each Fund may purchase without regard to that limitation certain securities that are not registered under the Securities Act of 1933, as amended (the "Securities Act"), including
(a) commercial paper exempt from registration under Section 4(2) of the Securities Act, and (b) securities that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act, provided that the Company's Board of Directors continuously determines, based on the trading markets for the specific Rule 144A security, that it is liquid. The Board of Directors may adopt guidelines and delegate to the Investment Adviser the daily function of determining and monitoring liquidity of restricted securities. The Board has determined that securities sold under Rule 144A which are freely tradeable in their primary market offshore should be deemed liquid. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations.

  Since it is not possible to predict with assurance exactly how the market for restricted securities sold and offered under Rule 144A will develop, the Board of Directors will carefully monitor the Funds' investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

  Foreign Securities. The Basic Value Focus, Global Strategy Focus and High Current Income Funds may invest in securities of foreign issuers. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks which are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. If it should become necessary, a Fund could encounter greater difficulties in invoking legal processes abroad than would be the case in the United States. Transaction costs in foreign securities may be higher. The operating expense ratio of a Fund investing in foreign securities can be expected to be higher than that of an investment company investing exclusively in United States securities because the expenses of the Fund, such as custodial costs, are higher. In addition, net investment income earned by a Fund on a foreign security may be subject to withholding and other taxes imposed by foreign governments which will reduce a Fund's net investment income. The Investment Adviser will consider these and other factors before investing in foreign securities, and will not make such investments unless, in its opinion, such investments will meet the standards and objectives of a particular Fund. No Fund which may invest in foreign securities will concentrate its investments in any particular country. The Global Strategy Focus Fund may from time to time be substantially invested in non-dollar-denominated securities of foreign issuers. For a Fund that invests in foreign securities denominated or quoted in currencies other than the United States dollar, changes in foreign currency exchange rates may affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned, and a Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. Foreign currency exchange rates are determined by forces of supply and demand in the foreign exchange markets. These forces are, in turn, affected by international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. With respect to certain countries, there may be the possibility of expropriation of assets, confiscatory taxation, high rates of inflation, political or social instability or diplomatic developments which could affect investment in those countries. Each Fund other than the Basic Value Focus and Global Strategy Focus Funds will purchase only securities issued in dollar denominations.

  Each of the Funds which is permitted to invest in foreign securities may from time to time invest in securities of foreign issuers in smaller capital markets. Foreign investments involve risks including fluctuations in foreign exchange rates, future political and economic developments, different legal systems, the existence or possible imposition of exchange controls, or other foreign or United States governmental laws or restrictions, which are often heightened for investments in smaller capital markets.

  There may be less publicly available information about an issuer in a smaller capital market than would be available about a United States company, and it may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States companies. As a result, traditional investment measurements, such as price/earnings ratios, as used in the United States, may not be applicable in certain capital markets.

  Smaller capital markets, while often growing in trading volume, have substantially less volume than United States markets, and securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable United States companies. Brokerage commissions, custodial services, and other costs relating to investment in smaller capital markets are generally more expensive than in the United States. Such markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller capital markets, which may result in a Fund which invests in these markets incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement could result in temporary periods when assets of such a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. There is generally less government supervision and regulation of exchanges, brokers and issuers in countries having smaller capital markets than there is in the United States.

  As a result, management of a Fund which invests in foreign securities may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. A Fund may invest in countries in which foreign investors, including management of the Fund, have had no or limited prior experience.

  Certain of the Funds may invest in debt securities issued by foreign governments. Investments in foreign government debt securities, particularly those of emerging market country governments, involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country's debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, and, in the case of a government debtor, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole and the political constraints to which a government debtor may be subject. Government debtors may default on their debt and may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Holders of government debt, including the Fund, may be requested to participate in the rescheduling of such debt and to extend further loans to government debtors.

  As a result of the foregoing, a government obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country. Government obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. The issuers of the government debt securities in which a Fund may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements.

  Some countries with smaller capital markets prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms than securities of the company available for purchase by nationals.

  In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or the companies with the most actively traded securities. Also, the Investment Company Act restricts a Fund's investments in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from "securities related activities," as defined by the rules thereunder. These provisions may also restrict a Fund's investments in certain foreign banks and other financial institutions.

  Lending of Portfolio Securities. Each Fund of the Company may from time to time lend securities (but not in excess of 20% of its total assets) from its portfolio to brokers, dealers and financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government which, while the loan is outstanding, will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities plus accrued interest. Such cash collateral will be invested in short-term securities, the income from which will increase the return to the Fund.

  Forward Commitments. Each of the Funds may purchase securities on a when-issued basis, and they may purchase or sell such securities for delayed delivery. These transactions occur when securities are purchased or sold by a Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Fund at the time of entering into the transaction. The value of the security on the delivery date may be more or less than its purchase price. A Fund entering into such transactions will maintain a segregated account with its custodian of cash or liquid, high-grade debt obligations in an aggregate amount equal to the amount of its commitments in connection with such delayed delivery and purchase transactions.

  Standby Commitment Agreements. The High Current Income Fund may from time to time enter into standby commitment agreements. Such agreements commit the Fund, for a stated period of time, to purchase a stated amount of a fixed income security which may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee which is typically approximately 0.5% of the aggregate purchase price of the security which the Fund has committed to purchase. The Fund will at all times maintain a segregated account with its custodian of cash or liquid equity or debt securities in an amount equal to the purchase price of the securities underlying the commitment. There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price.

  Portfolio Strategies Involving Indexed and Inverse Securities, Options, Futures and Foreign Exchange Transactions. Certain Funds may use derivative instruments, including indexed and inverse securities, options and futures and purchase and sell foreign exchange. Transactions involving such instruments expose these Funds to certain risks. Each Fund's use of these instruments and the associated risks are described in detail in Appendix B attached to this Prospectus.

RISKS OF HIGH YIELD SECURITIES

  The High Current Income Fund may invest a substantial portion of its assets in high yield, high risk securities or junk bonds, which are regarded as being predominantly speculative as to the issuer's ability to make payments of principal and interest. Investment in such securities involves substantial risk. Issuers of junk bonds may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher-rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During recessionary periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of junk bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer. While the high yield securities in which the High Current Income Fund may invest normally do not include securities which, at the time of investment, are in default or the issuers of which are in bankruptcy, there can be no assurance that such events will not occur after the Fund purchases a particular security, in which case the Fund may experience losses and incur costs.

  In an effort to minimize the risk of issuer default or bankruptcy, the High Current Income Fund will diversify its holdings among many issuers. However, there can be no assurance that diversification will protect the Fund from widespread defaults brought about by a sustained economic downturn.

  High yield securities tend to be more volatile than higher-rated fixed-income securities, so that adverse economic events may have a greater impact on their prices and yields than on higher-rated fixed-income securities. Zero coupon bonds and bonds which pay interest and/or principal in additional bonds rather than in cash are especially volatile. Like higher-rated fixed-income securities, junk bonds are generally purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in this market, which may be less liquid than the market for higher-rated fixed-income securities, even under normal economic conditions. Also, there may be significant disparities in the prices quoted for such bonds by various dealers. Adverse economic conditions or investor perceptions (whether or not based on economic fundamentals) may impair the liquidity of this market, and may cause the prices the High Current Income Fund receives for its junk bonds to be reduced, or the Fund may experience difficulty in liquidating a portion of its portfolio when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Under such conditions, judgement may play a greater role in valuing certain of the Fund's portfolio securities than in the case of securities trading in a more liquid market.

  Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of junk bonds, particularly in a thinly traded market. Factors adversely affecting the market value of such securities are likely to affect adversely the net asset value of the High Current Income Fund. In addition, the Fund may incur additional expenses to the extent that it is required to seek recovery upon a default on a portfolio holding or to participate in the restructuring of the obligation.

  Sovereign Debt. The junk bonds in which the High Current Income Fund may invest include junk bonds issued by sovereign entities. Investment in such sovereign debt involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

  Holders of sovereign debt, including the High Current Income Fund, may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies available to the Fund and there can be no assurance the Fund will be able to collect on defaulted sovereign debt in whole or in part.

INSURANCE LAW RESTRICTIONS

  In order for shares of the Company's Funds to remain eligible investments for the Separate Accounts, it may be necessary, from time to time, for a Fund to limit its investments in certain types of securities in accordance with the insurance laws or regulations of the various states in which the Contracts are sold.

  The New York insurance law requires that investments of each Fund be made with the degree of care of an "ordinarily prudent person." The Investment Adviser believes that compliance with this standard will not have any negative impact on the performance of any of the Funds.

OTHER CONSIDERATIONS

  The Investment Adviser will use its best efforts to assure that each Fund of the Company complies with certain investment limitations of the Internal Revenue Service to assure favorable income tax treatment for the Contracts. It is not expected that such investment limitations will materially affect the ability of any Fund to achieve its investment objective.

                                   DIRECTORS

  The Directors of the Company consist of six individuals, five of whom are not "interested persons" of the Company as defined in the Investment Company Act of 1940. The Directors of the Company are responsible for the overall supervision of the operations of the Company and perform the various duties imposed on the directors of the investment companies by the Investment Company Act of 1940. The Board of Directors elects officers of the Company annually.

  The Directors of the Company and their principal employment are as follows:

    Arthur Zeikel*--President of the Investment Adviser and its affiliate, Fund Asset Management, L.P. ("FAM"); President and Director of Princeton Services, Inc. ("Princeton Services"); Executive Vice President of "ML&Co."; and Director of the Merrill Lynch Funds Distributor, Inc. (the "Distributor").

    Joe Grills--Member of the Committee on Investment of Employee Benefit Assets of the Financial Executives Institute ("CIEBA"); Member of CIEBA's Executive Committee; and Member of the Investment Advisory Committee of the State of New York Common Retirement Fund and the Howard Hughes Medical Institute; Director, Duke Management Company, LaSalle Street Fund and Kimco Realty Corporation.

    Walter Mintz--Special Limited Partner of Cumberland Partners (investment partnership).

    Robert S. Salomon, Jr.--Principal of STI Management (investment adviser).

    Melvin R. Seiden--Director of Silbanc Properties, Ltd. (real estate, consulting and investments).

    Stephen B. Swensrud--Chairman of Fernwood Associates (financial consultants).

--------
*Interested person, as defined in the Investment Company Act of 1940, of the Company.

                              INVESTMENT ADVISER

  Merrill Lynch Asset Management L.P. ("MLAM"), an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc., is the investment adviser (the "Investments Adviser") for the Fund. The general partner of the Investment Adviser is Princeton Services, Inc., a wholly owned subsidiary of Merrill Lynch & Co., Inc. The principal address of the Investment Adviser is 800 Scudders Mill Road, Plainsboro, New Jersey 08536 (mailing address: Box 9011, Princeton, New Jersey 08543-9011). The Investment Adviser or its affiliate, Fund Asset Management, L.P. ("FAM"), acts as the investment adviser for over 130 other registered investment companies. The Investment Adviser also offers portfolio management and portfolio analysis services to individuals and institutions. In the aggregate, as of March 31, 1997, MLAM and FAM had a total of approximately $247.2 billion in investment company and other portfolio assets under management including assets of certain affiliates.

  While the Investment Adviser is at all times subject to the direction of the Board of Directors of the Company, the Investment Advisory Agreements provide that the Investment Adviser, subject to review by the Board of Directors, is responsible for the actual management of the Funds and has responsibility for making decisions to buy, sell or hold any particular security. The Investment Adviser provides the portfolio managers for the Funds, who consider information from various sources, make the necessary investment decisions and effect transactions accordingly. The Investment Adviser is also obligated to perform certain administrative and management services for the Company (certain of which it may delegate to third parties) and is obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties under the Agreements. The Investment Adviser has access to the full range of the securities and economic research facilities of Merrill Lynch.

  During the Company's fiscal year ended December 31, 1996, the advisory fees expense incurred by the Company totalled $24,131,430 of which $2,414,605 related to the Basic Value Focus Fund (representing .60% of its average net assets), $1,386,726 related to the Domestic Money Market Fund (representing
 .50% of its average net assets), $3,715,122 related to the Global Strategy Focus Fund (representing .65% of its average net assets), and $1,881,541 related to the High Current Income Fund (representing .49% of its average net assets).

  During the Company's fiscal year ended December 31, 1996, the total operating expenses of the Company's Funds (including the advisory fees paid to the Investment Adviser), before any fee waiver or reimbursement of a portion of such expenses, were as follows: $2,657,872 related to the Basic Value Focus Fund (representing .66% of its average net assets), $1,507,384 related to the Domestic Money Market Fund (representing .54% of its average net assets), $4,077,255 related to the Global Strategy Focus Fund (representing .71% of its average net assets), and $2,096,102 related to the High Current Income Fund (representing .54% of its average net assets).

  The Investment Adviser and Merrill Lynch Life Agency, Inc. ("MLLA") have entered into two agreements which limit the operating expenses paid by each Fund in a given year to 1.25% of its average daily net assets (the "Reimbursement Agreements"). The reimbursement agreements, dated April 30, 1985 and February 11, 1992, provide that any expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by the Investment Adviser which, in turn, will be reimbursed by MLLA. See "Investment Advisory Arrangements" in the Statement of Additional Information. MLLA sells certain Contracts described in the Prospectus for such Contracts.

  The Investment Adviser has entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with MLAM U.K., an indirect wholly owned subsidiary of ML & Co., and an affiliate of the Investment Adviser, pursuant to which the Investment Adviser pays MLAM U.K. a fee for providing investment advisory services to the Investment Adviser with respect to the Funds in an amount to be determined from time to time by the Investment Adviser and MLAM U.K. but in no event in excess of the amount that the Investment Adviser actually receives for providing services to the Funds pursuant to the Investment Advisory Agreement.

  The Investment Adviser has entered into administrative services agreements with certain Insurance Companies, including Insurance Companies owned by ML&Co., pursuant to which the Investment Adviser compensates such companies for administrative responsibilities relating to the Company which are performed by such Insurance Companies.

CODE OF ETHICS

  The Board of Directors of the Company has adopted a Code of Ethics under Rule 17j-1 of the Act which incorporates the Code of Ethics of the Investment Adviser (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Investment Adviser and, as described below, impose additional, more onerous, restrictions on fund investment personnel.

  The Codes require that all employees of the Investment Adviser preclear any personal securities investment (with limited exceptions, such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Investment Adviser include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security which at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Investment Adviser. Furthermore, the Codes provide for trading "blackout periods" which prohibit trading by investment personnel of the Company within periods of trading by the Company in the same (or equivalent) security (15 or 30 days depending upon the transaction).

PORTFOLIO MANAGERS

  The following is information with respect to the Portfolio Managers for each of the Company's Funds.

  Kevin Rendino has served as the Basic Value Focus Fund's Portfolio Manager since July 1993, and is primarily responsible for the Fund's day-to-day management. He has served as Vice President of MLAM since December 1993; Senior Research Analyst from 1990 to 1992; Corporate Analyst from 1988 to 1990.

  Jacqueline Rogers has served as the Domestic Money Market Fund's Portfolio Manager since October 1996, and is primarily responsible for the Fund's day-to-day management. She has served as Vice President of MLAM since January 1986.

  Thomas R. Robinson has served as the Global Strategy Focus Fund's Portfolio Manager since November 1995, and is primarily responsible for the Fund's day-to-day management. He has served as a Senior Portfolio Manager of MLAM since November 1995. From 1989 to 1995, he served as Manager of International Strategy for Merrill Lynch & Co. Global Securities Research & Economics Group.

  Aldona Schwartz has served as the High Current Income Fund's Portfolio Manager since July 1993, and is primarily responsible for the Fund's day-to-day management. She has served as Vice President of MLAM since 1991 and an employee of the Investment Adviser since 1986.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

  None of the Company's Funds has any obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policy established by the Board of Directors of the Company, the Investment Adviser is primarily responsible for the Company's portfolio decisions and the placing of the Company's portfolio transactions. In placing orders, it is the policy of each Fund to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transactions and difficulty of execution. While the Investment Adviser generally seeks reasonably competitive spreads or commissions, the Company will not necessarily be paying the lowest spread or commission available.

  Under the Investment Company Act, persons affiliated with the Company are prohibited from dealing with the Company as a principal in the purchase and sale of the Company's portfolio securities unless an exemptive order allowing such transactions is obtained from the SEC. Affiliated persons of the Company may serve as its broker in over-the-counter transactions conducted on an agency basis. The SEC has issued an order permitting the Company to conduct certain principal transactions with respect to the Domestic Money Market Fund with Merrill Lynch Government Securities Inc. and Merrill Lynch Money Markets Inc. in U.S. Government and government agency securities, and certain other money market securities, subject to certain terms and conditions.

During the year ended December 31, 1996, the Company engaged in 16 transactions pursuant to such order involving approximately $64.9 million of securities. For the year ended December 31, 1996, the Company paid brokerage commissions of $6,656,814, of which $266,405 was paid to Merrill Lynch.

                              PURCHASE OF SHARES

  The Company will offer shares in the Funds, without sales charge, only for purchase by the Insurance Companies for the Separate Accounts to fund benefits under the Contracts. The Company continuously offers shares of Class A Common Stock in each of its Funds to the Insurance Companies at prices equal to the respective per share net asset value of the Funds. Merrill Lynch Funds Distributor, Inc., a wholly owned subsidiary of the Investment Adviser, acts as the distributor of the shares. Net asset value is determined in the manner set forth below under "Additional Information--Determination of Net Asset Value."

  The Company and the Distributor reserve the right to suspend the sale of shares of each Fund in response to the conditions in the securities markets or otherwise.

                             REDEMPTION OF SHARES

  The Company is required to redeem all full and fractional shares of the Funds for cash. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

  It is the Company's intention to distribute substantially all of the net investment income, if any, of each Fund. For dividend purposes, net investment income of each Fund, other than the Domestic Money Market Fund, will consist of all payments of dividends or interest received by such Fund less the estimated expenses of such Fund (including fees payable to the Investment Adviser).

  Dividends on the Domestic Money Market Fund are declared daily and reinvested monthly in additional full and fractional shares of such Fund. Dividends from net investment income of the High Current Income Fund are declared and reinvested monthly in additional full and fractional shares of the respective Funds at net asset value. Dividends from net investment income of the Basic Value Focus and Global Strategy Focus Funds are declared and reinvested at least annually in additional full and fractional shares of the respective Funds.

  All net realized long-term or short-term capital gains of the Company, if any, are declared and distributed annually after the close of the Company's fiscal year to the shareholders of the Fund or Funds to which such gains are attributable. Short-term capital gains are taxable as ordinary income.

TAX TREATMENT OF THE COMPANY

  Each Fund intends to continue to qualify as a regulated investment company under certain provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Under such provisions, a Fund will not be subject to federal income tax on such part of its net ordinary income and net realized capital gains which it distributes to shareholders. One of the requirements to qualify for treatment as a regulated investment company under the Code is that a Fund, among other things, derive less than 30% of its gross income in each taxable year from gains (without deduction of losses) from the sale or other disposition of stocks, securities and certain options, futures or forward contracts held for less than three months. This requirement may limit the ability of certain Funds to dispose of certain securities at times when management of the Company might otherwise deem such disposition appropriate or desirable.

  If a Fund earns original issue discount income in a taxable year which is not represented by correlative cash income, or if a Fund receives property rather than cash in payment of interest, shareholders will be allocated income greater than the amount of cash distributed to them. In addition, the Fund may have to dispose of securities and use the proceeds thereof to make distributions in amounts necessary to satisfy its distribution requirements under the Code.

TAX TREATMENT OF INSURANCE COMPANIES AS SHAREHOLDERS

  Dividends paid by the Company from its ordinary income and distributions of the Company's net realized capital gains are includable in the respective Insurance Company's gross income. Distributions of the Company's net realized long-term capital gains retain their character as long-term capital gains in the hands of the Insurance Companies if certain requirements are met. The tax treatment of such dividends and distributions depends on the respective Insurance Company's tax status. To the extent that income of the Company represents dividends on common or preferred stock, rather than interest income, its distributions to the Insurance Companies will be eligible for the present 70% dividends received deduction applicable in the case of a life insurance company as provided in the Code. See the Prospectus for the Contracts for a description of the respective Insurance Company's tax status and the charges which may be made to cover any taxes attributable to the Separate Account. Not later than 60 days after the end of each calendar year, the Company will send to the Insurance Companies a written notice required by the Code designating the amount and character of any distributions made during such year.

                               PERFORMANCE DATA

  From time to time the average annual total return and yield of one or more of the Company's Funds for various specified time periods may be included in advertisements or information furnished by the Insurance Companies to present or prospective Contract owners. Average annual total return and yield are computed in accordance with formulas specified by the SEC.

  Average annual total return quotations for the specified periods will be computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return will be computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses.

  Yield quotations will be computed based on a 30-day period by dividing (a) the net income based on the yield to maturity of each security earned during the period by (b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the offering price per share on the last day of the period. The yield for the 30-day period ending December 31, 1996 was 9.30% for the High Current Income Fund.

  Total return and yield figures are based on the Fund's historical performance and are not intended to indicate future performance. The Fund's total return and yield will vary depending on market conditions, the securities comprising the Fund's portfolio, the Fund's operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. The yield and total return quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the Separate Account level which, if included, would decrease the yield.

  On occasion, one or more of the Company's Funds may compare its performance to that of the Standard & Poor's 500 Composite Stock Price Index, the Value Line Composite Index, the Dow Jones Industrial Average, or performance data published by Lipper Analytical Services, Inc., or Variable Annuity Research Data Service or contained in publications such as Morningstar Publications, Inc., Chase Investment Performance Digest, Money Magazine, U.S. News & World Report, Business Week, Financial Services Weekly, Kiplinger Personal Finances, CDA Investment Technology, Inc., Forbes Magazine, Fortune Magazine, Wall Street Journal, USA Today, Barrons, Strategic Insight, Donaghues, Investors Business Daily and Ibbotson Associates. As with other performance data, performance comparisons should not be considered indicative of the Fund's relative performance for any future period.

                            ADDITIONAL INFORMATION

DETERMINATION OF NET ASSET VALUE

  The net asset value of the shares of each Fund is determined once daily by the Investment Adviser immediately after the declaration of dividends, if any, and is determined as of fifteen minutes following the close of trading on each day the New York Stock Exchange is open for business. The New York Stock Exchange is open on business days other than national holidays (except for Martin Luther King Day, when it is open) and Good Friday. The net asset value per share of each Fund other than the Domestic Money Market Fund is computed by dividing the sum of the value of the securities held by that Fund plus any cash or other assets (including interest and dividends accrued) minus all liabilities (including accrued expenses) by the total number of shares outstanding of that Fund at such time, rounded to the nearest cent. Expenses, including the investment advisory fees payable to the Investment Adviser, are accrued daily. Because the net investment income of the Domestic Money Market Fund (including realized and unrealized gains and losses on its portfolio securities) are declared as a dividend each time the net income of the Fund is determined (see "Dividends, Distributions and Taxes"), the net asset value per share of the Fund normally remains at $1.00 per share immediately after each such determination and dividend declaration.

  Securities held by each Fund will be valued as follows: Portfolio securities that are traded on stock exchanges are valued at the last sale price (regular way) as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter ("OTC") market are valued at the last available bid price in the OTC market prior to the time of valuation. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. When a Portfolio writes an option, the amount of the premium received is recorded on the books as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based upon the last sale price in the case of exchange-traded options or, in the case of options being traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Futures contracts are valued at settlement price at the close of the applicable exchange. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Company. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. Securities held by the Domestic Money Market Fund with a remaining maturity of 60 days or less are valued on an amortized cost basis, unless particular circumstances dictate otherwise.

  The Company has used pricing services, including Merrill Lynch Securities PricingSM Service ("MLSPS"), to value securities held by the High Current Income Fund and to value bonds held by other of the Company's Funds. The Board of Directors of the Company has examined the methods used by the pricing services in estimating the value of securities held by the Funds and believes that such methods will reasonably and fairly approximate the price at which those securities may be sold and result in a good faith determination of the fair value of such securities; however, there is no assurance that securities can be sold at the prices at which they are valued. During the fiscal year ended December 31, 1996, High Current Income Fund and Global Strategy Focus Fund paid MLSPS $7,269 and $175 respectively, for such pricing services.

ORGANIZATION OF THE COMPANY

  The Company was incorporated on October 16, 1981. Operations of the High Current Income Fund commenced on April 20, 1982. The Domestic Money Market and Global Strategy Focus Funds commenced operations on February 20 and February 28, 1992, respectively. The Basic Value Focus Fund commenced operations on July 1, 1993. The authorized capital stock of the Company consists of 3,400,000,000 shares of Class A Common Stock, par value $0.10 per share, and 3,400,000,000 shares of Class B Common Stock, par value $0.10 per share. The shares of Class A and Class B Common Stock are each divided into sixteen classes designated Merrill Lynch Reserve Assets Fund Common Stock, Merrill Lynch Prime Bond Fund Common Stock,

Merrill Lynch High Current Income Fund Common Stock, Merrill Lynch Quality Equity Fund Common Stock, Merrill Lynch Equity Growth Fund Common Stock, Merrill Lynch Natural Resources Focus Fund Common Stock, Merrill Lynch American Balanced Fund Common Stock, Merrill Lynch Global Strategy Focus Fund Common Stock, Merrill Lynch Domestic Money Market Fund Common Stock, Merrill Lynch Basic Value Focus Fund Common Stock, Merrill Lynch Global Bond Focus Fund Common Stock, Merrill Lynch Global Utility Focus Fund Common Stock, Merrill Lynch International Equity Focus Fund Common Stock, Merrill Lynch Developing Capital Markets Focus Fund Common Stock, Merrill Lynch Government Bond Fund Common Stock and Merrill Lynch Index 500 Fund Common Stock, respectively. The Company may, from time to time, at the sole discretion of its Board of Directors and without the need to obtain the approval of its shareholders or of Contract Owners, offer and sell shares of one or more of such classes. Each class consists of 100,000,000 Class A shares and 100,000,000 Class B shares except for Domestic Money Market Fund Common Stock which consists of 1,300,000,000 Class A shares and 1,300,000,000 Class B shares, Reserve Assets Fund Common Stock which consists of 500,000,000 Class A shares and 500,000,000 Class B shares and Global Bond Focus Fund Common Stock and Global Strategy Focus Fund Common Stock, each of which consists of 200,000,000 Class A shares and 200,000,000 Class B shares. All shares of Common Stock have equal voting rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. Pursuant to the Investment Company Act and the rules and regulations thereunder, certain matters approved by a vote of all shareholders of the Company may not be binding on a class whose shareholders have not approved such matter. Each issued and outstanding share of a class is entitled to one vote and to participate equally in dividends and distributions declared with respect to such class and in net assets of such class upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. The shares of each class, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion, exchange or similar rights, and will be freely transferable. Holders of shares of any class are entitled to redeem their shares as set forth under "Redemption of Shares." Shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Company voting for the election of directors can elect all of the directors of the Company if they choose to do so and in such event the holders of the remaining shares would not be able to elect any directors. The Company does not intend to hold meetings of shareholders unless under the Investment Company Act shareholders are required to act on any of the following matters:
(i) election of directors; (ii) approval of an investment advisory agreement;
(iii) approval of a distribution agreement; and (iv) ratification of the selection of independent accountants.

  The Board of Directors of the Company has authorized the issuance of shares of Class B Common Stock with respect to each of the Company's Funds, with the existing shares of Common Stock of each Fund to be designated Class A Common Stock of such Fund. The Board of Directors have also authorized the Company to enter into a Distribution Plan with Merrill Lynch Funds Distributor, Inc. under which the Company would pay distribution fees in respect of the shares of its Class B Common Stock. No shares of Class B Common Stock have been issued; however, the Company may commence issuing shares of Class B Common Stock later in 1997 pursuant to a separate or amended Prospectus.

  The organizational expenses of each of the Company's Funds are paid by the Investment Adviser. The Investment Adviser is reimbursed by its affiliate, Merrill Lynch Life Insurance Company, for all such expenses over a five-year period.

  In connection with the reorganization on December 6, 1996, the Global Strategy Focus Fund acquired substantially all of the assets and assumed substantially all the liabilities of the Flexible Strategy Fund, a separate Fund of the Company.

INDEPENDENT AUDITORS

  Deloitte & Touche LLP, 117 Campus Drive, Princeton, New Jersey 08540, has been selected as the independent auditors of the Company. The selection of independent auditors is subject to annual ratification by the Company's shareholders.

CUSTODIAN

  The Bank of New York ("BONY"), 110 Washington Street, New York, New York 10286, acts as Custodian of each of the Funds.

TRANSFER AND DIVIDEND DISBURSING AGENT

  Merrill Lynch Financial Data Services, Inc. ("MLFDS"), which is a wholly owned subsidiary of Merrill Lynch & Co., Inc., acts as the Company's Transfer Agent and is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. MLFDS will receive an annual fee of $5,000 per Fund and will be entitled to reimbursement of out-of-pocket expenses.

LEGAL COUNSEL

  Rogers & Wells, New York, New York, is counsel for the Company.

REPORTS TO SHAREHOLDERS

  The fiscal year of the Company ends on December 31 of each year. The Company will send to its shareholders at least semi-annually reports showing the Funds' portfolio securities and other information. An annual report containing financial statements, audited by independent auditors, will be sent to shareholders each year.

ADDITIONAL INFORMATION

  This Prospectus does not contain all of the information included in the Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940, with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission.

  The Statement of Additional Information, dated April 25, 1997, which forms a part of the Registration Statement, is incorporated by reference into this Prospectus. The Statement of Additional Information may be obtained without charge as provided on the cover page of this Prospectus. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

                                  APPENDIX A

U.S. GOVERNMENT SECURITIES

  For temporary or defensive purposes, each of the Funds may invest in the various types of marketable securities issued by or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the U.S. Treasury. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

GOVERNMENT AGENCY SECURITIES

  For temporary or defensive purposes, each of the Funds may invest in government agency securities, which are debt securities issued by government sponsored enterprises, federal agencies and international institutions. Such securities are not direct obligations of the Treasury but involve government sponsorship or guarantees by government agencies or enterprises. The Funds may invest in all types of government agency securities currently outstanding or to be issued in the future.

DEPOSITORY INSTITUTIONS MONEY INSTRUMENTS

  For temporary or defensive purposes, each of the Funds may invest in depositary institutions money instruments, such as certificates of deposit, including variable rate certificates of deposit, bankers' acceptances, time deposits and bank notes. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by commercial banks, savings banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity, usually at 30, 90 or 180 day intervals ("coupon dates"), based upon a specified market rate. As a result of these adjustments, the interest rate on these obligations may be increased or decreased periodically. Often, dealers selling variable rate certificates of deposit to the Funds agree to repurchase such instruments, at the Funds' option, at par on the coupon dates. The dealers' obligations to repurchase these instruments are subject to conditions imposed by the various dealers; such conditions typically are the continued credit standing of the issuer and the existence of reasonably orderly market conditions. The Funds are also able to sell variable rate certificates of deposit in the secondary market. Variable rate certificates of deposit normally carry a higher interest rate than comparable fixed rate certificates of deposit because variable rate certificates of deposit generally have a longer stated maturity than comparable fixed rate certificates of deposit.

  A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

  For temporary or defensive purposes, the Global Strategy Focus Fund may invest in certificates of deposit and bankers' acceptances issued by foreign branches or subsidiaries of U.S. banks ("Eurodollar" obligations) or U.S. branches or subsidiaries of foreign banks ("Yankeedollar" obligations). The Fund may invest only in Eurodollar obligations which by their terms are general obligations of the U.S. parent bank and meet the other criteria discussed below. Yankeedollar obligations in which the Fund may invest must be issued by U.S. branches or subsidiaries of foreign banks which are subject to state or federal banking regulations in the U.S. and by their terms must be general obligations of the foreign parent. In addition, the Fund will limit its investments in Yankeedollar obligations to obligations issued by banking institutions with more than $1 billion in assets.

  For temporary or defensive purposes, the Global Strategy Focus Fund may also invest in U.S. dollar-denominated obligations of foreign depository institutions and their foreign branches and subsidiaries, such as certificates of deposit, bankers' acceptances, time deposits and deposit notes. The obligations of such foreign branches and subsidiaries may be the general obligation of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation.

  Except as otherwise provided above with respect to investment in Yankeedollar and other foreign bank obligations no Fund may invest in any bank money instrument issued by a commercial bank or a savings and loan association unless the bank or association is organized and operating in the United States, has total assets of at least $1 billion and its deposits are insured by the Federal Deposit Insurance Corporation (the "FDIC"); provided that this limitation shall not prohibit the investment of up to 10% of the total assets of a Fund (taken at market value at the time of each investment) in certificates of deposit issued by banks and savings and loan associations with assets of less than $1 billion if the principal amount of each such certificate of deposit is fully insured by the FDIC.

SHORT-TERM DEBT INSTRUMENTS

  For temporary or defensive purposes (and the Domestic Money Market Fund for other than temporary or defensive purposes), each of the Funds may invest in commercial paper (including variable amount master demand notes and insurance company funding agreements), which refers to short-term, unsecured promissory notes issued by corporations, partnerships, trusts and other entities to finance short-term credit needs and by trusts issuing asset-backed commercial paper. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Because variable amount master notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded and there is no secondary market for the notes. Typically, agreements relating to such notes provide that the lender may not sell or otherwise transfer the note without the borrower's consent. Such notes provide that the interest rate on the amount outstanding is adjusted periodically, typically on a daily basis, in accordance with a stated short-term interest rate benchmark. Because the interest rate of a variable amount master note is adjusted no less often than every 60 days and since repayment of the note may be demanded at any time, the Investment Adviser values such a note in accordance with the amortized cost basis described under "Determination of Net Asset Value" in the Statement of Additional Information.

  The Domestic Money Fund may also invest in nonconvertible debt securities issued by entities or asset-backed nonconvertible debt securities issued by trusts (e.g., bonds and debentures) with no more than 397 days (13 months) remaining to maturity at date of settlement. Short-term debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities. For a discussion of the ratings requirements of the Funds' portfolio securities, see "Investment Objectives and Policies of the Funds' Money Market Fund Portfolio Restrictions" and "Investment Objectives and Policies of the Funds--Domestic Money Market Fund" in the Prospectus.

  For temporary or defensive purposes, the Global Strategy Focus Fund may also invest in U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities. Such investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issuers. Investments in foreign entities in general involve the same risks as those described in the Statement of Additional Information in connection with investments in Eurodollar, Yankeedollar and foreign bank obligations.

REPURCHASE AGREEMENTS

  Repurchase Agreements; Purchase and Sale Contracts. Each Fund may invest in securities pursuant to repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees, upon entering into the contract with the Fund, to repurchase a security (typically a security issued or guaranteed by the U.S. government) at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed yield for the Fund insulated from fluctuations in the market value of the underlying security during such period, although, to the extent the repurchase agreement is not denominated in U.S. dollars, the Fund's return may be affected by currency fluctuations. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System, a primary dealer in U.S. government securities or an affiliate thereof. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts, unlike repurchase agreements, allocate interest on the underlying security to the purchaser during the term of the agreement and generally do not require the seller to provide additional securities in the event of a decline in the market value of the purchased security during the term of the agreement. In all instances, the Fund takes possession of the underlying securities when investing in repurchase agreements or purchase and sale contracts. If the seller were to default on its obligation to repurchase a security under a repurchase agreement or purchase and sale contract and the market value of the underlying security at such time was less than the Fund had paid to the seller, the Fund would realize a loss. Repurchase agreements maturing in more than seven days will be considered "illiquid securities."

DESCRIPTION OF CORPORATE BOND RATINGS

  Moody's Investors Service, Inc.:

    Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa--Bonds which are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded both during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B--Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any period of time may be small.

    Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcomings.

    C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

  Standard & Poor's Corporation:

    AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

    AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

    A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

    BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

    BB--B--CCC--CC--Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

    NR--Not rated by the indicated rating agency.

  Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                  APPENDIX B

  Certain Funds of the Company are authorized to use derivative instruments, including indexed and inverse securities, options, and futures, and to purchase and sell foreign exchange, as described below. Such instruments are referred to collectively herein as "Strategic Instruments."

INDEXED AND INVERSE SECURITIES

  The Domestic Money Market Fund and the Global Strategy Focus Fund may invest in securities the potential return of which is based on the change in particular measurements of value or rate (an "index"). As an illustration, a Fund may invest in a debt security that pays interest and returns principal based on the change in the value of an interest rate index (such as the prime rate or federal funds rate), a securities index (such as the S&P 500 or a more narrowly-focused index such as the AMEX Oil & Gas Index) or a basket of securities, or based on the relative changes of two indices. In addition, the Global Strategy Focus Fund may invest in securities the potential return of which is based inversely on the change in an index. For example, this Fund may invest in securities that pay a higher rate of interest when a particular index decreases and pay a lower rate of interest (or do not fully return principal) when the value of the index increases. If the Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index or indices.

  Certain indexed and inverse securities may have the effect of providing investment leverage because the rate of interest or amount of principal payable increases or decreases at a rate that is a multiple of the changes in the relevant index. As a consequence, the market value of such securities may be substantially more volatile than the market values of other debt securities. The Company believes that indexed and inverse securities may provide portfolio management flexibility that permits Funds to seek enhanced returns, hedge other portfolio positions or vary the degree of portfolio leverage with greater efficiency than would otherwise be possible under certain market conditions.

OPTIONS ON SECURITIES AND SECURITIES INDICES

  Purchasing Options. The Global Strategy Focus Fund is authorized to purchase put options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. When a Fund purchases a put option, in consideration for an upfront payment (the "option premium") the Fund acquires a right to sell to another party specified securities owned by the Fund at a specified price (the "exercise price") on or before a specified date (the "expiration date"), in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index declines below a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a put option limits the Fund's risk of loss in the event of a decline in the market value of the portfolio holdings underlying the put option prior to the option's expiration date. If the market value of the portfolio holdings associated with the put option increases rather than decreases, however, the Fund will lose the option premium and will consequently realize a lower return on the portfolio holdings than would have been realized without the purchase of the put.

  The Global Strategy Focus Fund is authorized to purchase call options on securities it intends to purchase or securities indices the performance of which are substantially correlated with the performance of the types of securities it intends to purchase. When a Fund purchases a call option, in consideration for the option premium the Fund acquires a right to purchase from another party specified securities at the exercise price on or before the expiration date, in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index increases beyond a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a call option may protect the Fund from having to pay more for a security as a consequence of increases in the market value for the security during a period when the Fund is contemplating its purchase, in the case of an option on a security, or attempting to identify specific securities in which to invest in a market the Fund believes to be attractive, in the case of an option on an index (an "anticipatory hedge"). In the event the Fund determines not to purchase a security underlying a call option, however, the Fund may lose the entire option premium.

  The Fund is also authorized to purchase put or call options in connection with closing out put or call options it has previously sold.

  Writing Options. The Basic Value Focus Fund and the Global Strategy Focus Fund are each authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. When a Fund writes a call option, in return for an option premium the Fund gives another party the right to buy specified securities owned by the Fund at the exercise price on or before the expiration date, in the case of an option on securities, or agrees to pay to another party an amount based on any gain in a specified securities index beyond a specified level on or before the expiration date, in the case of an option on a securities index. The Fund may write call options to earn income, through the receipt of option premiums. In the event the party to which the Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is less than the exercise price, the Fund will partially offset any decline in the value of the underlying securities through the receipt of the option premium. By writing a call option, however, the Fund limits its ability to sell the underlying securities, and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price, while the option remains outstanding.

  The Global Strategy Focus Fund may also write put options on securities or securities indices. When the Fund writes a put option, in return for an option premium the Fund gives another party the right to sell to the Fund a specified security at the exercise price on or before the expiration date, in the case of an option on a security, or agrees to pay to another party an amount based on any decline in a specified securities index below a specified level on or before the expiration date, in the case of an option on a securities index. The Fund may write put options to earn income, through the receipt of option premiums. In the event the party to which the Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is greater than the exercise price, the Fund will profit by the amount of the option premium. By writing a put option, however, the Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of the security at the time of exercise as long as the put option is outstanding, in the case of an option on a security, or make a cash payment reflecting any decline in the index, in the case of an option on an index. Accordingly, when the Fund writes a put option it is exposed to a risk of loss in the event the value of the underlying securities falls below the exercise price, which loss potentially may substantially exceed the amount of option premium received by the Fund for writing the put option. The Fund will write a put option on a security or a securities index only if the Fund would be willing to purchase the security at the exercise price for investment purposes (in the case of an option on a security) or is writing the put in connection with trading strategies involving combinations of options--for example, the sale and purchase of options with identical expiration dates on the same security or index but different exercise prices (a technique called a "spread").

  Each Fund is also authorized to sell call or put options in connection with closing out call or put options it has previously purchased.

  Other than with respect to closing transactions, a Fund will only write call or put options that are "covered." A call or put option will be considered covered if the Fund has segregated assets with respect to such option in the manner described in "Risk Factors in Options, Futures, and Currency Instruments" below. A call option will also be considered covered if a Fund owns the securities it would be required to deliver upon exercise of the option (or, in the case of option on a securities index, securities which are substantially correlated with the performance of such index) or owns a call option, warrant or convertible instrument which is immediately exercisable for, or convertible into, such security.

  Types of Options. A Fund may engage in transactions in options on securities or securities indices on exchanges and in the over-the-counter ("OTC") markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater risk of counterparty default. See "Additional Risk Factors of OTC Transactions" below.

FUTURES

  The Global Strategy Focus Fund may each engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts which obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of a commodity at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract the Fund is required to deposit collateral ("margin") equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day.

  The sale of a futures contract limits the Fund's risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract's expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, the Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

  The purchase of a futures contract may protect a Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Fund was attempting to identify specific securities in which to invest in a market the Fund believes to be attractive. In the event that such securities decline in value or the Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Fund may realize a loss relating to the futures position.

  A Fund will limit transactions in futures and options on futures to financial futures contracts (i.e., contracts for which the underlying commodity is a currency or securities or interest rate index) purchased or sold for hedging purposes (including anticipatory hedges). Each Fund will further limit transactions in futures and options on futures to the extent necessary to prevent the Fund from being deemed a "commodity pool" under regulations of the Commodity Futures Trading Commission.

FOREIGN EXCHANGE TRANSACTIONS

  The Global Strategy Focus Fund may engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, "Currency Instruments") for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar.

  Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. The Fund will enter into foreign exchange transactions only for purposes of hedging either a specific transaction or a portfolio position. A Fund may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the Fund has received or anticipates receiving a dividend or distribution. The Fund may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the Fund is denominated or by purchasing a currency in which the Fund anticipates acquiring a portfolio position in the near future. The Fund may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis.

  The Fund may also hedge against the decline in the value of a currency against the US dollar through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized exchange-traded contracts. See "Futures" above.

  The Funds may also hedge against the decline in the value of a currency against the US dollar through the use of currency options. Currency options are similar to options on securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or OTC markets. See "Types of Options" above and "Additional Risk Factors of OTC Transactions" below.

  The Fund will not speculate in Currency Instruments. Accordingly, the Fund will not hedge a currency in excess of the aggregate market value of the securities which it owns (including receivables for unsettled securities sales), or has committed to or anticipates purchasing, which are denominated in such currency. The Fund may, however, hedge a currency by entering into a transaction in a Currency Instrument denominated in a currency other than the currency being hedged (a "cross-hedge"). The Fund will only enter into a cross-hedge if the Investment Adviser believes that (i) there is a demonstrable high correlation between the currency in which the cross-hedge is denominated and the currency being hedged, and (ii) executing a cross-hedge through the currency in which the cross-hedge is denominated will be significantly more cost-effective or provide substantially greater liquidity than executing a similar hedging transaction by means of the currency being hedged.

  Risk Factors in Hedging Foreign Currency Risks. While a Fund's use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the Fund's shares, the net asset value of the Fund's shares will fluctuate. Moreover, although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective. To the extent that a Fund hedges against anticipated currency movements which do not occur, the Fund may realize losses, and decrease its total return, as the result of its hedging transactions. Furthermore, the Fund will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur. It may not be possible for the Fund to hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that the Fund is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available (such as certain developing markets) and it is not possible to engage in effective foreign currency hedging.

RISK FACTORS IN OPTIONS, FUTURES, AND CURRENCY INSTRUMENTS

  Use of Strategic Instruments for hedging purposes involves the risk of imperfect correlation in movements in the value of the Strategic Instruments and the value of the instruments being hedged. If the value of the Strategic Instruments moves more or less than the value of the hedged instruments a Fund will experience a gain or loss which will not be completely offset by movements in the value of the hedged instruments.

  Each Fund intends to enter into transactions involving Strategic Instruments only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under "Additional Risk Factors of OTC Transactions." However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a Strategic Instrument or the Fund will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a Strategic Instrument without incurring substantial losses, if at all.

  Certain transactions in Strategic Instruments (e.g., forward foreign exchange transactions, futures transactions, sales of put options) may expose a Fund to potential losses which exceed the amount originally invested by the Fund in such instruments. When a Fund engages in such a transaction, the Fund will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Fund's exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Securities and Exchange Commission). Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Fund's exposure to loss.

ADDITIONAL RISK FACTORS OF OTC TRANSACTIONS; LIMITATIONS ON THE USE OF OTC STRATEGIC INSTRUMENTS

  Certain Strategic Instruments traded in OTC markets, including indexed securities and OTC options, may be substantially less liquid than other instruments in which a Fund may invest. The absence of liquidity may make it difficult or impossible for the Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. A Fund will therefore acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Investment Adviser anticipates the Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer's quotation may be used.

  The staff of the Securities and Exchange Commission has taken the position that purchased OTC options and the assets underlying written OTC options are illiquid securities. Each Fund has therefore adopted an investment policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transactions, the sum of the market value of OTC options currently outstanding which are held by the Fund, the market value of the securities underlying OTC call options currently outstanding which have been sold by the Fund and margin deposits on the Fund's outstanding OTC options exceeds 15% of the total assets of the Fund, taken at market value, together with all other assets of the Fund which are deemed to be illiquid or are otherwise not readily marketable. However, if an OTC option is sold by the Fund to a dealer in U.S. government securities recognized as a "primary dealer" by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying security minus the option's exercise price).

  Because Strategic Instruments traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin to the extent that a Fund has unrealized gains in such instruments or has deposited collateral with its counterparty, the Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. A Fund will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in Strategic Instruments traded in OTC markets only with financial institutions which have substantial capital or which have provided the Fund with a third-party guaranty or other credit enhancement.

ADDITIONAL LIMITATIONS ON THE USE OF STRATEGIC INSTRUMENTS

  No Fund may use any Strategic Instrument to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.

PROSPECTUS
APRIL 25, 1997

                   MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
 P.O. Box 9011, Princeton, New Jersey 08543-9011  .  Phone No. (609) 282-2800

                               ----------------

  Merrill Lynch Variable Series Funds, Inc. (the "Company") is an open-end management investment company which has a wide range of investment objectives among its sixteen separate funds. Those offered pursuant to this Prospectus are hereinafter referred to as the "Funds" or individually as a "Fund". A separate class of common stock ("Common Stock") is issued for each Fund. The Company is offering shares of its Class A Common Stock pursuant to this Prospectus.

  The shares of the Funds are sold to separate accounts ("Separate Accounts") of certain insurance companies (the "Insurance Companies") to fund benefits under variable annuity contracts ("Variable Annuity Contracts") and/or variable life insurance contracts (together with the Variable Annuity Contracts, the "Contracts") issued by such companies. The Insurance Companies will redeem shares to the extent necessary to provide benefits under the respective Contracts or for such other purposes as may be consistent with the respective Contracts. Certain Insurance Companies are wholly owned subsidiaries of Merrill Lynch & Co., Inc., as is the Company's investment adviser, Merrill Lynch Asset Management, L.P. (the "Investment Adviser"). The investment objectives and certain investment policies of the Funds, each of whose name is preceded by "Merrill Lynch," are as follows:

    BASIC VALUE FOCUS FUND. Capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value.

    DEVELOPING CAPITAL MARKETS FOCUS FUND. Long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets.

    HIGH CURRENT INCOME FUND. As high a level of current income as is consistent with its investment policies and prudent investment management, and as a secondary objective, capital appreciation when consistent with the foregoing objective. The Fund invests principally in fixed-income securities that are rated in the lower rating categories of the established rating services or in unrated securities of comparable quality.

  THE HIGH CURRENT INCOME FUND AND DEVELOPING CAPITAL MARKETS FOCUS FUND INVEST OR MAY INVEST IN HIGH YIELD BONDS (COMMONLY KNOWN AS "JUNK BONDS"), WHICH INVOLVE SPECIAL RISKS. SEE "INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS--RISKS OF HIGH YIELD SECURITIES."

                               ----------------
THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES  AND
 EXCHANGE  COMMISSION NOR HAS THE  SECURITIES AND EXCHANGE COMMISSION  PASSED
  UPON  THE ACCURACY OR ADEQUACY  OF THIS PROSPECTUS. ANY REPRESENTATION  TO
   THE CONTRARY IS A CRIMINAL OFFENSE.

                               ----------------

  THIS PROSPECTUS SETS FORTH IN CONCISE FORM THE INFORMATION ABOUT THE COMPANY THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE COMPANY. INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE. A STATEMENT CONTAINING ADDITIONAL INFORMATION ABOUT THE COMPANY HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 25, 1997, AND IS AVAILABLE ON REQUEST AND WITHOUT CHARGE BY CALLING OR WRITING THE COMPANY AT THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE. THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

                               ----------------
              MERRILL LYNCH ASSET MANAGEMENT--INVESTMENT ADVISER
              MERRILL LYNCH FUNDS DISTRIBUTOR, INC.-- DISTRIBUTOR

  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY THE FUND OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF AN OFFER TO BUY MAY NOT LAWFULLY BE MADE.

                               ----------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Financial Highlights.......................................................   3
The Insurance Companies....................................................   5
Investment Objectives and Policies of the Funds............................   5
Directors..................................................................  15
Investment Adviser.........................................................  15
Portfolio Transactions and Brokerage.......................................  17
Purchase of Shares.........................................................  17
Redemption of Shares.......................................................  17
Dividends, Distributions and Taxes.........................................  17
Performance Data...........................................................  18
Additional Information.....................................................  19
Appendix A................................................................. A-1
Appendix B................................................................. B-1

                             FINANCIAL HIGHLIGHTS

  The financial information in the tables below has been audited in conjunction with annual audits of the financial statements of each of the Company's Funds by Deloitte & Touche LLP, independent auditors. Financial Statements and the independent auditors' report thereon for the fiscal year ended December 31, 1996 are included in the Statement of Additional Information. The following per share data and ratios have been derived from information provided in the Company's audited financial statements. Further information about the performance of the Company is contained in the Company's most recent annual report to shareholders which may be obtained, without charge, by calling or by writing the Company at the telephone number or address on the front cover of this prospectus.

                                                                           DEVELOPING CAPITAL MARKETS
                                      BASIC VALUE FOCUS FUND                       FOCUS FUND
                            --------------------------------------------- ---------------------------------
                                                                           FOR THE YEAR          FOR THE
                                FOR THE YEAR ENDED        FOR THE PERIOD       ENDED          PERIOD MAY 2,
                                   DECEMBER 31,            JULY 1, 1993+   DECEMBER 31,         1994+ TO
                            ----------------------------  TO DECEMBER 31, ------------------  DECEMBER 31,
                              1996      1995      1994         1993        1996       1995        1994
                            --------  --------  --------  --------------- -------    -------  -------------
 INCREASE (DECREASE) IN
  NET ASSET VALUE:
 PER SHARE OPERATING
  PERFORMANCE:
 Net asset value,
  beginning of year......   $  13.10  $  11.10  $  10.95      $ 10.00     $  9.32    $  9.51     $ 10.00
                            --------  --------  --------      -------     -------    -------     -------
 Investment income--net..        .17       .18       .17          .04         .20        .20         .09
 Realized and unrealized
  gain (loss) on
  investments and foreign
  currency transactions--
  net....................       2.37      2.49       .08          .91         .76       (.30)       (.58)
                            --------  --------  --------      -------     -------    -------     -------
 Total from investment
  operations.............       2.54      2.67       .25          .95         .96       (.10)       (.49)
                            --------  --------  --------      -------     -------    -------     -------
 Less dividends and
  distributions:
 Investment income--net..       (.18)     (.19)     (.10)          --        (.23)      (.09)         --
 Realized gain on
  investments--net.......       (.72)     (.48)       --           --          --         --          --
                            --------  --------  --------      -------     -------    -------     -------
 Total dividends and
  distributions..........       (.90)     (.67)     (.10)          --        (.23)      (.09)         --
                            --------  --------  --------      -------     -------    -------     -------
 Net asset value, end of
  year...................   $  14.74  $  13.10  $  11.10      $ 10.95     $ 10.05    $  9.32     $  9.51
                            ========  ========  ========      =======     =======    =======     =======
 Total Investment
  Return:**
 Based on net asset value
  per share..............      20.69%    25.49%     2.36%        9.50%#     10.59%    (1.08)%     (4.90)%#
                            ========  ========  ========      =======     =======    =======     =======
 RATIOS TO AVERAGE NET
  ASSETS:
 Expenses, net of
  reimbursement..........                  .66%      .72%         .86%*      1.25%      1.25%       1.29%*
                            ========  ========  ========      =======     =======    =======     =======
 Expenses................        .66%      .66%      .72%         .86%*      1.31%      1.36%       1.35%*
                            ========  ========  ========      =======     =======    =======     =======
 Investment income--net..       1.37%     1.68%     2.08%        1.69%*      2.42%      2.73%       2.18%*
                            ========  ========  ========      =======     =======    =======     =======
 SUPPLEMENTAL DATA:
 Net assets, end of year
  (in thousands).........   $524,930  $306,463  $164,307      $47,207     $95,599    $55,209     $36,676
                            ========  ========  ========      =======     =======    =======     =======
 Portfolio turnover......      68.41%    74.10%    60.55%       30.86%      87.33%     62.53%      29.79%
                            ========  ========  ========      =======     =======    =======     =======
 Average commission rate
  paid##.................   $  .0549        --        --           --     $ .0003###      --          --
                            ========  ========  ========      =======     =======    =======     =======

--------
  * Annualized.
 ** Total investment returns exclude insurance-related fees and expenses.
  + Commencement of Operations.
  # Aggregate total investment return.
 ## For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities.
### The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into U.S. dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the average rate shown.

                        FINANCIAL HIGHLIGHTS (CONCLUDED)

                                                      HIGH CURRENT INCOME FUND
                          ------------------------------------------------------------------------------------------

                                                   FOR THE YEAR ENDED DECEMBER 31,
                          ------------------------------------------------------------------------------------------
                           1996+      1995      1994      1993     1992     1991    1990    1989     1988     1987
                          --------  --------  --------  --------  -------  ------  ------  -------  -------  -------
INCREASE (DECREASE) IN
 NET ASSET VALUE:
PER SHARE OPERATING
 PERFORMANCE:
Net asset value,
 beginning of year......  $  11.25  $  10.61  $  12.06  $  11.13  $ 10.23  $ 8.14  $10.21  $ 10.85  $ 10.55  $ 11.42
                          --------  --------  --------  --------  -------  ------  ------  -------  -------  -------
Investment income--net..      1.08      1.09      1.05       .95     1.07    1.19    1.40     1.29     1.21     1.23
Realized and unrealized
 gain (loss) on
 investments--net.......       .12       .65     (1.47)      .95      .90    2.10   (2.08)    (.64)     .20     (.79)
                          --------  --------  --------  --------  -------  ------  ------  -------  -------  -------
Total from investment
 operations.............      1.20      1.74      (.42)     1.90     1.97    3.29    (.68)     .65     1.41      .44
                          --------  --------  --------  --------  -------  ------  ------  -------  -------  -------
Less dividends and
 distributions:
 Investment income--
  net...................     (1.06)    (1.10)    (1.03)     (.97)   (1.07)  (1.20)  (1.39)   (1.29)   (1.11)   (1.23)
 Realized gain on
  investments--net......        --        --        --        --       --      --      --       --       --     (.08)
                          --------  --------  --------  --------  -------  ------  ------  -------  -------  -------
Total dividends and
 distributions..........     (1.06)    (1.10)    (1.03)     (.97)   (1.07)  (1.20)  (1.39)   (1.29)   (1.11)   (1.31)
                          --------  --------  --------  --------  -------  ------  ------  -------  -------  -------
Net asset value, end of
 year...................  $  11.39  $  11.25  $  10.61  $  12.06  $ 11.13  $10.23  $ 8.14  $ 10.21  $ 10.85  $ 10.55
                          ========  ========  ========  ========  =======  ======  ======  =======  =======  =======
TOTAL INVESTMENT RE-
 TURN:*
Based on net asset value
 per share..............     11.27%    17.21%   (3.59)%    17.84%   20.05%  43.00% (7.63)%    6.14%   13.87%    3.82%
                          ========  ========  ========  ========  =======  ======  ======  =======  =======  =======
RATIOS TO AVERAGE NET
 ASSETS:
Expenses................       .54%      .55%      .61%      .72%     .89%   1.10%   1.15%    1.22%    1.07%    1.01%
                          ========  ========  ========  ========  =======  ======  ======  =======  =======  =======
Investment income--net..      9.50%     9.92%     9.73%     8.62%   10.06%  12.49%  14.52%   11.98%   11.22%   10.88%
                          ========  ========  ========  ========  =======  ======  ======  =======  =======  =======
SUPPLEMENTAL DATA:
Net assets, end of year
 (in thousands).........  $414,615  $356,352  $255,719  $163,428  $26,343  $9,649  $8,106  $12,942  $13,960  $13,075
                          ========  ========  ========  ========  =======  ======  ======  =======  =======  =======
Portfolio turnover......     48.92%    41.60%    51.88%    35.67%   28.21%  51.54%  26.43%   53.52%   33.91%   56.07%
                          ========  ========  ========  ========  =======  ======  ======  =======  =======  =======

--------
 * Total investment returns exclude insurance-related fees and expenses. + Based on average shares outstanding during the year.

                            THE INSURANCE COMPANIES

  The Company was organized to fund benefits under Contracts issued by Family Life Insurance Company ("Family Life"), formerly a wholly owned subsidiary of Merrill Lynch & Co., Inc. ("ML&Co."). On June 12, 1991, Family Life was sold to a non-affiliated corporation and most (although not all) of its Contracts were transferred to Merrill Lynch Life Insurance Company ("MLLIC") and ML Life Insurance Company of New York ("ML of New York"). Shares of the Funds currently are sold to Separate Accounts of Family Life, MLLIC and ML of New York as well as other insurance companies not affiliated with Family Life, MLLIC or ML of New York (together with MLLIC, ML of New York and Family Life, "Insurance Companies") to fund certain variable life insurance contracts and/or variable annuities issued by such companies.

  The rights of the Insurance Companies as shareholders should be distinguished from the rights of a Contract owner, which are set forth in the Contract. A Contract owner has no interest in the shares of a Fund, but only in the Contract. The Contract is described in the Prospectus for each Contract. That Prospectus describes the relationship between increases or decreases in the net asset value of shares of a Fund, and any distributions on such shares, and the benefits provided under a Contract. The Prospectus for the Contracts also describes various fees payable to the Insurance Companies and charges to the Separate Accounts made by the Insurance Companies with respect to the Contracts. Since shares of the Funds will be sold only to the Insurance Companies for the Separate Accounts, the terms "shareholder" and "shareholders" in this Prospectus refer to the Insurance Companies. MLLIC and ML of New York are wholly owned subsidiaries of ML&Co., as is the Investment Adviser.

                INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

INVESTMENT OBJECTIVES

  Each Fund of the Company has a different investment objective, which it pursues through separate investment policies as described below. The differences in objectives and policies among the Funds can be expected to affect the return of each Fund and the degree of market and financial risk to which each Fund is subject. Each Fund is classified as "diversified," as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act" or the "Act"), except for the Developing Capital Markets Focus Fund, which is classified as "non-diversified." The investment objectives and classification of each Fund may not be changed without the approval of the holders of a majority of the outstanding shares of each Fund affected. The investment objectives and policies of each Fund are discussed below. There can be no assurance that any Fund will achieve its investment objective.

  Fixed Income Security Ratings. No Fund other than the High Current Income Fund and Developing Capital Markets Focus Fund invests in fixed-income securities which are rated below investment grade (i.e., securities rated Ba or below by Moody's or BB or below by Standard & Poor's). However, securities purchased by a Fund may subsequently be downgraded. Such securities may continue to be held and will be sold only if, in the judgement of the Investment Adviser, it is advantageous to do so. Securities in the lowest category of investment grade debt securities may have speculative characteristics which may lead to weakened capacity to pay interest and principal during periods of adverse economic conditions. See Appendix A for a fuller description of corporate bond ratings.

HIGH CURRENT INCOME FUND

  The primary investment objective of the High Current Income Fund, like the Prime Bond Fund, is to obtain the highest level of current income that is consistent with the investment policies of the Fund and with prudent investment management. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective. There can be no assurance that the Fund's investment objectives will be achieved.

  The High Current Income Fund seeks high current income by investing principally in fixed-income securities that are rated in the lower rating categories of the established rating services (Baa or lower by Moody's and BBB or lower by Standard & Poor's), or in unrated securities of comparable quality. Securities rated below Baa by Moody's and below BBB by Standard & Poor's are commonly known as "junk bonds." Additional information regarding various bond ratings is set forth in Appendix A to the Prospectus. The market price of fixed-income securities such as those purchased by the Fund is affected by changes in interest rates generally. As interest rates rise, the market value of fixed-income securities will fall, adversely affecting the net asset value of the Fund.

  Although they can be expected to provide higher yields, lower-rated securities such as those purchased by the Fund may be subject to greater market fluctuations and risks of loss of income and principal than lower-yielding, higher-rated fixed-income securities. Such securities are generally issued by corporations which are not as financially secure or as creditworthy as issuers of higher-rated securities. There is, accordingly, a greater risk that the issuers of higher-yielding securities will not be able to pay principal and interest on such securities, especially during periods of adverse economic conditions. Because investment in such high-yield securities entails relatively greater risk of loss of income or principal, an investment in the High Current Income Fund may not be appropriate as the exclusive investment to fund the Contracts for all Contract Owners. See "Risks of High Yield Securities."

  Selection and supervision by the management of the Company of investments in lower-rated fixed-income securities involves continuous analysis of individual issuers, general business conditions and other factors which may be too time consuming or too costly for the average investor. The furnishing of these services does not, of course, guarantee successful results. The analysis of issuers may include, among other things, historic and current financial condition, current and anticipated cash flow and borrowing requirements, value of assets in relation to historical cost, strength of management, responsiveness to business conditions, credit standing, and current and anticipated results of operations. Analysis of general business conditions and other factors may include anticipated changes in economic activity and interest rates, the availability of new investment opportunities, and the economic outlook for specific industries. While the Investment Adviser considers as one factor in its credit analysis the ratings assigned by the rating services, the Investment Adviser performs its own independent credit analysis of issuers and consequently, the Fund may invest, without limit, in unrated securities if such securities offer, in the opinion of the Investment Adviser, a relatively high yield without undue risk. As a result, the High Current Income Fund's ability to achieve its investment objective may depend to a greater extent on the Investment Adviser's own credit analysis than the Funds which invest in higher-rated securities. Although the High Current Income Fund will invest primarily in lower-rated securities, it will not invest in securities rated Ca or lower by Moody's and CC or lower by Standard & Poor's unless the Investment Adviser believes that the financial condition of the issuer or the protection afforded to the particular securities is stronger than would otherwise be indicated by such low ratings. However, securities purchased by the Fund may subsequently be downgraded. Such securities may continue to be held and will be sold only if, in the judgement of the Investment Adviser, it is advantageous to do so.

  When changing economic conditions and other factors cause the yield difference between lower-rated and higher-rated securities to narrow, the Fund may purchase higher-rated securities if the Investment Adviser believes that the risk of loss of income and principal may be substantially reduced with only a relatively small reduction in yield.

  The securities in the Fund will be varied from time to time depending upon the judgement of management as to prevailing conditions in the economy and the securities markets and the prospects for interest rate changes among different categories of fixed-income securities. It is anticipated that under normal circumstances more than 90% of the Fund's assets will be invested in fixed-income securities, including convertible and non-convertible debt securities and preferred stock. Although it is expected that, in general, the Fund will not invest in common stocks, rights or other equity securities, it will acquire or hold such securities (if consistent with the objectives of the Fund) when such securities are acquired in unit offerings with fixed-income securities or in connection with an actual or proposed conversion or exchange of fixed-income securities. In addition, under unusual market or economic conditions, the High Current Income Fund for defensive purposes may invest up to 100% of its assets in U.S. Government or Government agency securities, money market securities or other fixed-income securities deemed by the Investment Adviser to be consistent with a defensive posture, or may hold its assets in cash. The yield on such securities may be lower than the yield on lower-rated fixed-income securities.

  The table below shows the average monthly dollar-weighted market value, by Standard & Poor's rating category, of the securities held by the High Current Income Fund during the year ended December 31, 1996.

                                                                   % MARKET
                                                              %      VALUE
                                                              NET  CORPORATE
                            RATING*                         ASSETS   BONDS
                            -------                         ------ ---------
     BBB...................................................   0.7%     0.8%
     BB....................................................  29.2     33.8
     B.....................................................  47.5     55.2
     CCC...................................................   4.2      4.7
     NR**..................................................   5.0      5.5
                                                                     -----
                                                                     100.0%
                                                                     =====

--------
 * A description of corporate bond ratings of Standard & Poor's is set forth in Appendix A to the Prospectus.
** Bonds which are not rated by Standard & Poor's. Such bonds may be rated by nationally recognized statistical rating organizations other than Standard & Poor's, or may not be rated by any other organizations.

BASIC VALUE FOCUS FUND

  The investment objective of the Basic Value Focus Fund is to seek capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. There can be no assurance that the Fund's investment objectives will be achieved. The Fund seeks special opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out of favor considerations. Particular emphasis is placed on securities which provide an above-average dividend return and sell at a below-average price-earnings ratio.

  The investment policy of the Basic Value Focus Fund is based on the belief that the pricing mechanism of the securities market lacks total efficiency and has a tendency to inflate prices of securities in favorable market climates and depress prices of securities in unfavorable climates. Based on this premise, management believes that favorable changes in market prices are more likely to begin when securities are out of favor, earnings are depressed, price-earnings ratios are relatively low, investment expectations are limited, and there is no real general interest in the particular security or industry involved. On the other hand, management believes that negative developments are more likely to occur when investment expectations are generally high, stock prices are advancing or have advanced rapidly, price-earnings ratios have been inflated, and the industry or issue continues to gain new investment acceptance on an accelerated basis. In other words, management believes that market prices of securities with relatively high price-earnings ratios are more susceptible to unexpected adverse developments while securities with relatively low price-earnings ratios are more favorably positioned to benefit from favorable, but generally unanticipated, events. This investment policy departs from traditional philosophy. Management of the Fund believes that the market risk involved in this policy is moderated somewhat by an emphasis on securities with above-average dividend returns.

  The current institutionally-dominated market tends to ignore, to some extent, the numerous secondary issues whose market capitalizations are below those of the relatively few larger size growth companies. It is expected that the Basic Value Focus Fund's portfolio generally will have significant representation in this secondary segment of the market. The basic orientation of the Fund's investment policies is such that at times a large portion of its common stock holdings may carry less than favorable research ratings from research analysts.

  Investment emphasis is on equities, primarily common stock and, to a lesser extent, securities convertible into common stocks. The Basic Value Focus Fund also may invest in preferred stocks and non-convertible debt securities rated investment grade and utilize covered call options with respect to portfolio securities as described in Appendix B. It reserves the right as a defensive measure to hold other types of securities, including U.S. Government and Government agency securities, money market securities or other fixed-income securities deemed by the Investment Adviser to be consistent with a defensive posture, or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant. The Fund may invest up to 10% of its total assets, taken at market value at the time of acquisition, in the securities of foreign issuers.

DEVELOPING CAPITAL MARKETS FOCUS FUND

  The investment objective of the Developing Capital Markets Focus Fund is to seek long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. Under normal conditions, at least 65% of the Fund's net assets will be invested in such equity securities. The investment objective of the Fund is a fundamental policy and may not be changed without approval of a majority of the Fund's outstanding shares. There can be no assurance that the Fund's investment objective will be achieved. The Fund may employ a variety of investments and techniques to hedge against market and currency risk. See Appendix B. Investing on an international basis involves special considerations. Investing in smaller capital markets entails the risk of significant volatility in the Fund's security prices. See "Other Portfolio Strategies--Foreign Securities." The Fund is designed for investors seeking to complement their U.S. holdings through foreign investments. The Fund should be considered as a long-term investment and a vehicle for diversification and not as a balanced investment program.

  For purposes of its investment objective, the Fund considers countries having smaller capital markets to be all countries other than the four countries having the largest equity market capitalizations. Currently, these four countries are Japan, the United Kingdom, the United States and Germany. At December 31, 1996, those countries' equity market capitalizations totalled approximately 69.84% of the world's equity market capitalization according to data provided by Morgan Stanley Capital International. The Fund will at all times, except during defensive periods, maintain investments in at least three countries having smaller capital markets.

  The Fund seeks to benefit from economic and other developments in smaller capital markets. The investment objective of the Fund reflects the belief that investment opportunities may result from an evolving long-term international trend favoring more market-oriented economies, a trend that may especially benefit certain countries having smaller capital markets. This trend may be facilitated by local or international political, economic or financial developments that could benefit the capital markets of such countries. Certain such countries, particularly so-called "emerging" countries (such as Malaysia, Mexico and Thailand) which may be in the process of developing more market-oriented economies, may experience relatively high rates of economic growth. Other countries (such as France, the Netherlands and Spain), although having relatively mature smaller capital markets, may also be in a position to benefit from local or international developments encouraging greater market orientation and diminishing governmental intervention in economic affairs.

  Many investors, particularly individuals, lack the information, capability or inclination to invest in countries having smaller capital markets. It also may not be permissible for such investors to invest directly in certain such markets. Unlike many intermediary investment vehicles, such as closed-end investment companies that invest in a single country, the Fund intends to diversify investment risk among the capital markets of a number of countries. The Fund will not necessarily seek to diversify investments on a geographical basis or on the basis of the level of economic development of any particular country.

  In its investment decision-making, the Investment Adviser will emphasize the allocation of assets among certain countries' capital markets, rather than the selection of particular industries or issuers. Because of the general illiquidity of the capital markets in some countries, the Fund may invest in a relatively small number of leading or actively traded companies in a country's capital markets in the expectation that the investment experience of the securities of such companies will substantially represent the investment experience of the country's capital markets as a whole.

  The Fund also may invest in debt securities of issuers in countries having smaller capital markets. Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. In accordance with its investment objective, the Fund will not seek to benefit from anticipated short-term fluctuations in currency exchange rates. The Fund may, from time to time, invest in debt securities with relatively high yields (as compared to other debt securities meeting the Fund's investment criteria), notwithstanding that the Fund may not anticipate that such securities will experience substantial capital appreciation. See "Risks of High Yield Securities" below. Such income can be used, however, to offset the operating expenses of the Fund.

  The Fund may invest in debt securities issued or guaranteed by foreign governments (including foreign states, provinces and municipalities) or their agencies and instrumentalities ("governmental entities"), issued or guaranteed by international organizations designated or supported by multiple foreign governmental entities (which are not obligations of foreign governments) to promote economic reconstruction or development ("supranational entities"), or issued by foreign corporations or financial institutions.

  Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the World Bank, the European Steel and Coal Community, the Asian Development Bank and the Inter-American Development Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

  The Fund has established no rating criteria for the debt securities in which it may invest, and such securities may not be rated at all for creditworthiness. Securities rated in the medium to lower rating categories of nationally recognized statistical rating organizations and unrated securities of comparable quality are predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the security and generally involve a greater volatility of price than securities in higher rating categories. In purchasing such securities, the Fund will rely on the Investment Adviser's judgement, analysis and experience in evaluating the creditworthiness of an issuer of such securities. The Investment Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. The Fund does not intend to purchase debt securities that are in default or which the Investment Adviser believes will be in default. See "Other Portfolio Strategies--Foreign Securities" and "Risks of High Yield Securities" below.

  For purposes of the Fund's investment objective, an issuer ordinarily will be considered to be located in the country where the primary trading market of its securities is located. The Fund, however, may consider a company to be located in countries having smaller capital markets, without reference to its domicile or to the primary trading market of its securities, when at least 50% of its non-current assets, capitalization, gross revenues or profits in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in such countries. The Fund also may consider closed-end investment companies to be located in the country or countries in which they primarily make their portfolio investments.

  Foreign investments in smaller capital markets involve risks not involved in domestic investment, including fluctuations in foreign exchange rates, future political and economic developments, different legal systems and the existence or possible imposition of exchange controls or other foreign or United States governmental laws or restrictions applicable to such investments. These risks are often heightened for investments in small capital markets. With respect to certain countries, there may be the possibility of expropriation of assets, confiscatory taxation, high rates of inflation, political or social instability or diplomatic developments which could affect investment in those countries. In addition, certain foreign investments may be subject to foreign withholding taxes.

  There may be less publicly available information about an issuer in a smaller capital market than would be available about a United States company, and it may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States companies. As a result, traditional investment measurements, such as price/earnings ratios, as used in the United States, may not be applicable in certain capital markets.

  The Fund reserves the right, as a temporary defensive measure or to provide for redemptions or in anticipation of investment in countries having smaller capital markets, to hold cash or cash equivalents (in U.S. dollars or foreign currencies) and short-term securities, including money market securities. The Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or other securities convertible into securities of foreign issuers. The Fund may invest in unsponsored ADRs. The issuers of unsponsored ADRs are not obligated to disclose material information in the United States, and therefore, there may not be a correlation between such information and the market value of such ADRs.

NON-DIVERSIFIED FUNDS

  The Developing Capital Markets Focus Fund is classified as a non-diversified investment company under the Investment Company Act. However, the Fund will have to limit its investments to the extent required by the diversification requirements applicable to regulated investment companies under the Internal Revenue Code. To qualify as a regulated investment company, a Fund, at the close of each fiscal quarter, may not have more than 25% of its total assets invested in the securities (except obligations of the U.S. Government, its agencies or instrumentalities) of any one issuer and with respect to 50% of its assets, (i) may not have more than 5% of its total assets invested in the securities of any one issuer and (ii) may not own more than 10% of the outstanding voting securities of any one issuer.

INVESTMENT RESTRICTIONS

  The Company has adopted a number of restrictions and policies relating to the investment of its assets and its activities which are fundamental policies and may not be changed without the approval of the holders of the Company's outstanding voting securities (including a majority of the shares of each Fund). Investors are referred to the Statement of Additional Information for a complete description of such restrictions and policies.

OTHER PORTFOLIO STRATEGIES

  Restricted Securities. Each of the Funds is subject to limitations on the amount of illiquid securities it may purchase; however, each Fund may purchase without regard to that limitation certain securities that are not registered under the Securities Act of 1933, as amended (the "Securities Act"), including
(a) commercial paper exempt from registration under Section 4(2) of the Securities Act, and (b) securities that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act, provided that the Company's Board of Directors continuously determines, based on the trading markets for the specific Rule 144A security, that it is liquid. The Board of Directors may adopt guidelines and delegate to the Investment Adviser the daily function of determining and monitoring liquidity of restricted securities. The Board has determined that securities sold under Rule 144A which are freely tradeable in their primary market offshore should be deemed liquid. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations.

  Since it is not possible to predict with assurance exactly how the market for restricted securities sold and offered under Rule 144A will develop, the Board of Directors will carefully monitor the Funds' investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

  Foreign Securities. The High Current Income, Basic Value Focus and Developing Capital Markets Focus Funds may invest in securities of foreign issuers. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks which are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. If it should become necessary, a Fund could encounter greater difficulties in invoking legal processes abroad than would be the case in the United States. Transaction costs in foreign securities may be higher. The operating expense ratio of a Fund investing in foreign securities can be expected to be higher than that of an investment company investing exclusively in United States securities because the expenses of the Fund, such as custodial costs, are higher. In addition, net investment income earned by a Fund on a foreign security may be subject to withholding and other taxes imposed by foreign governments which will reduce a Fund's net investment income. The Investment Adviser will consider these and other factors before investing in foreign securities, and will not make such investments unless, in its opinion, such investments will meet the standards and objectives of a particular Fund. No Fund which may invest in foreign securities will concentrate its investments in any particular country. The Developing Capital Markets Focus Fund may from time to time be substantially invested in non-dollar-denominated securities of foreign issuers. For a Fund that invests in foreign securities denominated or quoted in currencies other than the United States dollar, changes in foreign currency exchange rates may affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned, and a Fund's return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. Foreign currency exchange rates are determined by forces of supply and demand in the foreign exchange markets. These forces are, in turn, affected by international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. With respect to certain countries, there may be the possibility of expropriation of assets, confiscatory taxation, high rates of inflation, political or social instability or diplomatic developments which could affect investment in those countries. The High Current Income Fund will purchase only securities issued in dollar denominations.

  The Developing Capital Markets Focus Fund may invest a significant portion of its assets in securities of foreign issuers in smaller capital markets, while each of the other Funds which is permitted to invest in foreign securities may from time to time invest in securities of such foreign issuers. Foreign investments involve risks, including fluctuations in foreign exchange rates, future political and economic developments, different legal systems, the existence or possible imposition of exchange controls, or other foreign or United States governmental laws or restrictions are often heightened for investments in smaller capital markets.

  There may be less publicly available information about an issuer in a smaller capital market than would be available about a United States company, and it may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States companies. As a result, traditional investment measurements, such as price/earnings ratios, as used in the United States, may not be applicable in certain capital markets.

  Smaller capital markets, while often growing in trading volume, have substantially less volume than United States markets, and securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable United States companies. Brokerage commissions, custodial services, and other costs relating to investment in smaller capital markets are generally more expensive than in the United States. Such markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller capital markets, which may result in a Fund which invests in these markets incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement could result in temporary periods when assets of such a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. There is generally less government supervision and regulation of exchanges, brokers and issuers in countries having smaller capital markets than there is in the United States.

  As a result, management of a Fund which invests in foreign securities may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. A Fund may invest in countries in which foreign investors, including management of the Fund, have had no or limited prior experience. Due to its emphasis on securities of issuers located in smaller capital markets, the Developing Capital Markets Focus Fund should be considered as a vehicle for diversification and not as a balanced investment program.

  Certain of the Funds may invest in debt securities issued by foreign governments. Investments in foreign government debt securities, particularly those of emerging market country governments, involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country's debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, and, in the case of a government debtor, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole and the political constraints to which a government debtor may be subject. Government debtors may default on their debt and may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Holders of government debt, including the Fund, may be requested to participate in the rescheduling of such debt and to extend further loans to government debtors.

  As a result of the foregoing, a government obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country. Government obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. The issuers of the government debt securities in which a Fund may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements.

  The Developing Capital Markets Focus Fund intends to invest in securities of foreign issuers in smaller capital markets. Some countries with smaller capital markets prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms than securities of the company available for purchase by nationals.

  A number of countries, such as South Korea, Taiwan and Thailand, have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. In accordance with the Investment Company Act, the Developing Capital Markets Focus Fund may invest up to 10% of its total assets in securities of such closed-end investment companies. This restriction on investments in securities of closed-end investment companies may limit opportunities for the Fund to invest indirectly in certain smaller capital markets. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their net asset values. If a Fund acquires shares in closed-end investment companies, shareholders would bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies. A Fund also may seek, at its own cost, to create its own investment entities under the laws of certain countries.

  In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or the companies with the most actively traded securities. Also, the Investment Company Act restricts a Fund's investments in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from "securities related activities," as defined by the rules thereunder. These provisions may also restrict a Fund's investments in certain foreign banks and other financial institutions.

  Lending of Portfolio Securities. Each Fund of the Company may from time to time lend securities (but not in excess of 20% of its total assets) from its portfolio to brokers, dealers and financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government which, while the loan is outstanding, will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities plus accrued interest. Such cash collateral will be invested in short-term securities, the income from which will increase the return to the Fund.

  Forward Commitments. Each of the Funds may purchase securities on a when-issued basis, and they may purchase or sell such securities for delayed delivery. These transactions occur when securities are purchased or sold by a Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Fund at the time of entering into the transaction. The value of the security on the delivery date may be more or less than its purchase price. A Fund entering into such transactions will maintain a segregated account with its custodian of cash or liquid securities in an aggregate amount equal to the amount of its commitments in connection with such delayed delivery and purchase transactions.

  Standby Commitment Agreements. The High Current Income and Developing Capital Markets Focus Funds may from time to time enter into standby commitment agreements. Such agreements commit the respective Fund, for a stated period of time, to purchase a stated amount of a fixed income security which may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee which is typically approximately 0.5% of the aggregate purchase price of the security which the Fund has committed to purchase. The Fund will at all times maintain a segregated account with its custodian of cash or liquid securities in an amount equal to the purchase price of the securities underlying the commitment. There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price.

  Portfolio Strategies Involving Options, Futures and Foreign Exchange Transactions. Certain Funds may use derivative instruments, including options and futures and purchase and sell foreign exchange. Transactions involving such instruments expose these Funds to certain risks. Each Fund's use of these instruments and the associated risks are described in detail in Appendix B attached to this Prospectus.

RISKS OF HIGH YIELD SECURITIES

  The High Current Income Fund and Developing Capital Markets Focus Fund may invest a substantial portion of their assets in high yield, high risk securities or junk bonds, which are regarded as being predominantly speculative as to the issuer's ability to make payments of principal and interest. Investment in such securities involves substantial risk. Issuers of junk bonds may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher-rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During recessionary periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of junk bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer. While the high yield securities in which the High Current Income Fund or Developing Capital Markets Focus Fund may invest normally do not include securities which, at the time of investment, are in default or the issuers of which are in bankruptcy, there can be no assurance that such events will not occur after a Fund purchases a particular security, in which case a Fund may experience losses and incur costs.

  In an effort to minimize the risk of issuer default or bankruptcy, the High Current Income Fund and the Developing Capital Markets Focus Fund each will diversify its holdings among many issuers. However, there can be no assurance that diversification will protect a Fund from widespread defaults brought about by a sustained economic downturn.

  High yield securities tend to be more volatile than higher-rated fixed-income securities, so that adverse economic events may have a greater impact on their prices and yields than on higher-rated fixed-income securities. Zero coupon bonds and bonds which pay interest and/or principal in additional bonds rather than in cash are especially volatile. Like higher-rated fixed-income securities, junk bonds are generally purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in this market, which may be less liquid than the market for higher-rated fixed-income securities, even under normal economic conditions. Also, there may be significant disparities in the prices quoted for such bonds by various dealers. Adverse economic conditions or investor perceptions (whether or not based on economic fundamentals) may impair the liquidity of this market, and may cause the prices the High Current Income Fund and the Developing Capital Markets Focus Fund receive for their junk bonds to be reduced, or a Fund may experience difficulty in liquidating a portion of its portfolio when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Under such conditions, judgement may play a greater role in valuing certain of each Fund's portfolio securities than in the case of securities trading in a more liquid market.

  Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of junk bonds, particularly in a thinly traded market. Factors adversely affecting the market value of such securities are likely to affect adversely the net asset value of the High Current Income Fund and the Developing Capital Markets Focus Fund. In addition, each Fund may incur additional expenses to the extent that it is required to seek recovery upon a default on a portfolio holding or to participate in the restructuring of the obligation.

  Sovereign Debt. The junk bonds in which the High Current Income Fund and Developing Capital Markets Focus Fund may invest include junk bonds issued by sovereign entities. Investment in such sovereign debt involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

  Holders of sovereign debt, including the High Current Income Fund and the Developing Capital Markets Focus Fund, may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies available to a Fund and there can be no assurance a Fund will be able to collect on defaulted sovereign debt in whole or in part.

INSURANCE LAW RESTRICTIONS

  In order for shares of the Company's Funds to remain eligible investments for the Separate Accounts, it may be necessary, from time to time, for a Fund to limit its investments in certain types of securities in accordance with the insurance laws or regulations of the various states in which the Contracts are sold.

  The New York insurance law requires that investments of each Fund be made with the degree of care of an "ordinarily prudent person." The Investment Adviser believes that compliance with this standard will not have any negative impact on the performance of any of the Funds.

OTHER CONSIDERATIONS

  The Investment Adviser will use its best efforts to assure that each Fund of the Company complies with certain investment limitations of the Internal Revenue Service to assure favorable income tax treatment for the Contracts. It is not expected that such investment limitations will materially affect the ability of any Fund to achieve its investment objective.

                                   DIRECTORS

  The Directors of the Company consist of six individuals, five of whom are not "interested persons" of the Company as defined in the Investment Company Act of 1940. The Directors of the Company are responsible for the overall supervision of the operations of the Company and perform the various duties imposed on the directors of the investment companies by the Investment Company Act of 1940. The Board of Directors elects officers of the Company annually.

  The Directors of the Company and their principal employment are as follows:

  Arthur Zeikel*--President of the Investment Adviser and its affiliate, Fund Asset Management, L.P. ("FAM"); President and Director of Princeton Services, Inc. ("Princeton Services"); Executive Vice President of ML&Co.; and Director of the Merrill Lynch Funds Distributor, Inc. (the "Distributor").

  Joe Grills--Member of the Committee on Investment of Employee Benefit Assets of the Financial Executives Institute ("CIEBA"); Member of CIEBA's Executive Committee; and Member of the Investment Advisory Committee of the State of New York Common Retirement Fund and the Howard Hughes Medical Institute; Director, Duke Management Company, LaSalle Street Fund and Kimco Realty Corporation.

  Walter Mintz--Special Limited Partner of Cumberland Partners (investment partnership).

  Robert S. Salomon, Jr.--Principal of STI Management (investment adviser).

  Melvin R. Seiden--Director of Silbanc Properties, Ltd. (real estate, consulting and investments).

  Stephen R. Swensrud--Chairman of Fernwood Associates (financial consultants).

                              INVESTMENT ADVISER

  Merrill Lynch Asset Management L.P. ("MLAM"), an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc., is the investment adviser (the "Investment Adviser") for the Fund. The general partner of the Investment Adviser is Princeton Services, Inc., a wholly owned subsidiary of Merrill Lynch & Co., Inc. The principal address of the Investment Adviser is 800 Scudders Mill Road, Plainsboro, New Jersey 08536 (mailing address: Box 9011, Princeton, New Jersey 08543-9011). The Investment Adviser or its affiliate, Fund Asset Management, L.P. ("FAM"), acts as the investment adviser for over 130 other registered investment companies. The Investment Adviser also offers portfolio management and portfolio analysis services to individuals and institutions. In the aggregate, as of March 31, 1997, MLAM and FAM had a total of approximately $247.2 billion in investment company and other portfolio assets under management including assets of certain affiliates.

  While the Investment Adviser is at all times subject to the direction of the Board of Directors of the Company, the Investment Advisory Agreements provide that the Investment Adviser, subject to review by the Board of Directors, is responsible for the actual management of the Funds and has responsibility for making decisions to buy, sell or hold any particular security. The Investment Adviser provides the portfolio managers for the Funds, who consider information from various sources, make the necessary investment decisions and effect transactions accordingly. The Investment Adviser is also obligated to perform certain administrative and management services for the Company (certain of which it may delegate to third parties) and is obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties under the Agreements. The Investment Adviser has access to the full range of the securities and economic research facilities of Merrill Lynch.

  During the Company's fiscal year ended December 31, 1996, the advisory fees expense incurred by the Company totaled $24,131,430 of which $1,881,541 related to the High Current Income Fund (representing .49% of its average net assets), $2,414,605 related to the Basic Value Focus Fund (representing .60% of its average net assets), and, $765,718 related to the Developing Capital Markets Focus Fund (representing 1.00% of its average net assets) of which $52,388 was voluntarily waived by MLAM.
--------
* Interested person, as defined in the Investment Company Act of 1940, of the Company.

  During the Company's fiscal year ended December 31, 1996, the total operating expenses of the Company's Funds (including the advisory fees paid to the Investment Adviser), before any fee waiver or reimbursement of a portion of such expenses were as follows: $2,096,102 related to the High Current Income Fund (representing .54% of its average net assets), $2,657,872 related to the Basic Value Focus Fund (representing .66% of its average net assets), and, $1,009,535 related to the Developing Capital Markets Focus Fund (representing 1.31% of its average net assets).

  The Investment Adviser has entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with MLAM U.K., an indirect wholly owned subsidiary of ML & Co., and an affiliate of the Investment Adviser, pursuant to which the Investment Adviser pays MLAM U.K. a fee for providing investment advisory services to the Investment Adviser with respect to the Funds in an amount to be determined from time to time by the Investment Adviser and MLAM U.K. but in no event in excess of the amount that the Investment Adviser actually receives for providing services to the Funds pursuant to the Investment Advisory Agreement.

  The Investment Adviser and Merrill Lynch Life Agency, Inc. ("MLLA") have entered into two agreements which limit the operating expenses paid by each Fund in a given year to 1.25% of its average daily net assets (the "Reimbursement Agreements"). The reimbursement agreements, dated April 30, 1985 and February 11, 1992, provide that any expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by the Investment Adviser which, in turn, will be reimbursed by MLLA.

  The Investment Adviser has entered into administrative services agreements with certain Insurance Companies, including MLLIC and ML of New York, pursuant to which the Investment Adviser compensates such companies for administrative responsibilities relating to the Company which are performed by such Insurance Companies.

CODE OF ETHICS

  The Board of Directors of the Company has adopted a Code of Ethics under Rule 17j-1 of the Act which incorporates the Code of Ethics of the Investment Adviser (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Investment Adviser and, as described below, impose additional, more onerous, restrictions on fund investment personnel.

  The Codes require that all employees of the Investment Adviser preclear any personal securities investment (with limited exceptions, such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Investment Adviser include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security which at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Investment Adviser. Furthermore, the Codes provide for trading "blackout periods" which prohibit trading by investment personnel of the Company within periods of trading by the Company in the same (or equivalent) security (15 or 30 days depending upon the transaction).

PORTFOLIO MANAGERS

  The following is information with respect to the Portfolio Managers for each of the Company's Funds.

  Kevin Rendino has served as the Basic Value Focus Fund's Portfolio Manager since July 1993, and is primarily responsible for the Fund's day-to-day management. He has served as Vice President of MLAM since December 1993; Senior Research Analyst from 1990 to 1992; Corporate Analyst from 1988 to 1990.

  Aldona Schwartz has served as the High Current Income Fund's Portfolio Manager since July 1993, and is primarily responsible for the Fund's day-to-day management. She has served as Vice President of MLAM since 1991 and employee of the Investment Adviser since 1986.

  Grace Pineda has served as the Developing Capital Markets Focus Fund's Portfolio Manager since May 1994, and is primarily responsible for the Fund's day-to-day management. She has served as Vice President of MLAM since 1989.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

  None of the Company's Funds has any obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policy established by the Board of Directors of the Company, the Investment Adviser is primarily responsible for the Company's portfolio decisions and the placing of the Company's portfolio transactions. In placing orders, it is the policy of each Fund to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transactions and difficulty of execution. While the Investment Adviser generally seeks reasonably competitive spreads or commissions, the Company will not necessarily be paying the lowest spread or commission available.

  Under the Investment Company Act of 1940, persons affiliated with the Company are prohibited from dealing with the Company as a principal in the purchase and sale of the Company's portfolio securities unless an exemptive order allowing such transactions is obtained from the Securities and Exchange Commission. Affiliated persons of the Company may serve as its broker in over-the-counter transactions conducted on an agency basis. During the year ended December 31, 1996, the Company engaged in 16 transactions pursuant to such order involving approximately $64.9 million of securities. For the year ended December 31, 1996, the Company paid brokerage commissions of $6,656,814, of which $266,405 was paid to Merrill Lynch.

                              PURCHASE OF SHARES

  The Company continuously offers shares of Class A Common Stock in each of its Funds to the Insurance Companies at prices equal to the respective per share net asset value of the Funds. Merrill Lynch Funds Distributor, Inc., a wholly owned subsidiary of the Investment Adviser, acts as the distributor of the shares. Net asset value is determined in the manner set forth below under "Additional Information--Determination of Net Asset Value."

  The Company and the Distributor reserve the right to suspend the sale of shares of each Fund in response to conditions in the securities markets or otherwise.

                             REDEMPTION OF SHARES

  The Company is required to redeem all full and fractional shares of the Funds for cash. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

  It is the Company's intention to distribute substantially all of the net investment income, if any, of each Fund. For dividend purposes, net investment income of each Fund, other than the Domestic Money Market and Reserve Assets Funds, will consist of all payments of dividends or interest received by such Fund less the estimated expenses of such Fund (including fees payable to the Investment Adviser).

  Dividends from net investment income of the High Current Income Fund are declared and reinvested monthly in additional full and fractional shares at net asset value. Dividends from net investment income of the Basic Value Focus and Developing Capital Markets Focus Funds are declared and reinvested at least annually in additional full and fractional shares of the respective Funds.

  All net realized long-term or short-term capital gains of the Company, if any, are declared and distributed annually after the close of the Company's fiscal year to the shareholders of the Fund or Funds to which such gains are attributable. Short-term capital gains are taxable as ordinary income.

TAX TREATMENT OF THE COMPANY

  Each Fund intends to continue to qualify as a regulated investment company under certain provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Under such provisions, a Fund will not be subject to federal income tax on such part of its net ordinary income and net realized capital gains which it distributes to shareholders. One of the requirements to qualify for treatment as a regulated investment company under the Code is that a Fund, among other things, derive less than 30% of its gross income in each taxable year from gains (without deduction of losses) from the sale or other disposition of stocks, securities and certain options, futures or forward contracts held for less than three months. This requirement may limit the ability of certain Funds to dispose of certain securities at times when management of the Company might otherwise deem such disposition appropriate or desirable.

  If a Fund earns original issue discount income in a taxable year which is not represented by correlative cash income, or if a Fund receives property rather than cash in payment of interest, shareholders will be allocated income greater than the amount of cash distributed to them. In addition, the Fund may have to dispose of securities and use the proceeds thereof to make distributions in amounts necessary to satisfy its distribution requirements under the Code.

TAX TREATMENT OF INSURANCE COMPANIES AS SHAREHOLDERS

  Dividends paid by the Company from its ordinary income and distributions of the Company's net realized capital gains are includable in the respective Insurance Company's gross income. Distributions of the Company's net realized long-term capital gains retain their character as long-term capital gains in the hands of the Insurance Companies if certain requirements are met. The tax treatment of such dividends and distributions depends on the respective Insurance Company's tax status. To the extent that income of the Company represents dividends on common or preferred stock, rather than interest income, its distributions to the Insurance Companies will be eligible for the present 70% dividends received deduction applicable in the case of a life insurance company as provided in the Code. See the Prospectus for the Contracts for a description of the respective Insurance Company's tax status and the charges which may be made to cover any taxes attributable to the Separate Account. Not later than 60 days after the end of each calendar year, the Company will send to the Insurance Companies a written notice required by the Code designating the amount and character of any distributions made during such year.

                               PERFORMANCE DATA

  From time to time the average annual total return and yield of one or more of the Company's Funds for various specified time periods may be included in advertisements or information furnished by the Insurance Companies to present or prospective Contract owners. Average annual total return and yield are computed in accordance with formulas specified by the Securities and Exchange Commission.

  Average annual total return quotations for the specified periods will be computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return will be computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses.

  Yield quotations will be computed based on a 30-day period by dividing (a) the net income based on the yield to maturity of each security earned during the period by (b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the offering price per share on the last day of the period. The yield for the 30-day period ending December 31, 1996 was 9.30% for the High Current Income Fund.

  Total return and yield figures are based on the Fund's historical performance and are not intended to indicate future performance. The Fund's total return and yield will vary depending on market conditions, the securities comprising the Fund's portfolio, the Fund's operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. The yield and total return quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the Separate Account level which, if included, would decrease the yield.

  On occasion, one or more of the Company's Funds may compare its performance to that of the S&P 500 Index, the Value Line Composite Index, the Dow Jones Industrial Average, or performance data published by Lipper Analytical Services, Inc., or Variable Annuity Research Data Service or contained in publications such as Morningstar Publications, Inc., Chase Investment Performance Digest, Money Magazine, U.S. News & World Report, Business Week, Financial Services Weekly, Kiplinger Personal Finances, CDA Investment Technology, Inc., Forbes Magazine, Fortune Magazine, Wall Street Journal, USA Today, Barrons, Strategic Insight, Donaghues, Investors Business Daily and Ibbotson Associates. As with other performance data, performance comparisons should not be considered indicative of the Fund's relative performance for any future period.

                            ADDITIONAL INFORMATION

DETERMINATION OF NET ASSET VALUE

  The net asset value of the shares of each Fund is determined once daily by the Investment Adviser immediately after the declaration of dividends, if any, and is determined as of fifteen minutes following the close of trading on each day the New York Stock Exchange is open for business. The New York Stock Exchange is open on business days other than national holidays (except for Martin Luther King Day, when it is open) and Good Friday. The net asset value per share of each Fund is computed by dividing the sum of the value of the securities held by that Fund plus any cash or other assets (including interest and dividends accrued) minus all liabilities (including accrued expenses) by the total number of shares outstanding of that Fund at such time, rounded to the nearest cent. Expenses, including the investment advisory fees payable to the Investment Adviser, are accrued daily.

  Securities held by each Fund will be valued as follows: Portfolio securities that are traded on stock exchanges are valued at the last sale price (regular way) as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter ("OTC") market are valued at the last available bid price in the OTC market prior to the time of valuation. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the OTC market. When a Fund writes an option, the amount of the premium received is recorded on the books as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based upon the last sale price in the case of exchange-traded options or, in the case of options being traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Futures contracts are valued at settlement price at the close of the applicable exchange. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Company. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation.

  The Company has used pricing services, including Merrill Lynch Securities Pricing(TM) Service ("MLSPS"), to value securities held by the High Current Income and Prime Bond Funds and to value bonds held by other of the Company's Funds. The Board of Directors of the Company has examined the methods used by the pricing services in estimating the value of securities held by the Funds and believes that such methods will reasonably and fairly approximate the price at which those securities may be sold and result in a good faith determination of the fair value of such securities; however, there is no assurance that securities can be sold at the prices at which they are valued. During the fiscal year ended December 31, 1996, the High Current Income Fund paid MLSPS $7,269, for such services.

ORGANIZATION OF THE COMPANY

  The Company was incorporated on October 16, 1981, and operations of its Reserve Assets Fund commenced on November 12, 1981. Operations of the Prime Bond, High Current Income, Quality Equity and

Equity Growth Funds commenced on April 20, 1982. The Natural Resources Focus Fund and the American Balanced Fund commenced operations on June 1, 1988 and June 1, 1988, respectively. The Domestic Money Market Fund and the Global Strategy Focus Fund commenced operations on February 20 and February 28, 1992, respectively. The Basic Value Focus, Global Bond Focus, Global Utility Focus and International Equity Focus Funds commenced operations on July 1, 1993. The Developing Capital Markets Focus Fund and Government Bond Fund commenced operations on May 2, 1994. The Index 500 Fund commenced operations on December 13, 1996. The authorized capital stock of the Company consists of 3,400,000,000 shares of Class A Common Stock, par value $0.10 per share, and 3,400,000,000 shares of Class B Common Stock, par value $0.10 per share. The shares of Class A and Class B Common Stock are each divided into sixteen classes designated Merrill Lynch Reserve Assets Fund Common Stock, Merrill Lynch Prime Bond Fund Common Stock, Merrill Lynch High Current Income Fund Common Stock, Merrill Lynch Quality Equity Fund Common Stock, Merrill Lynch Equity Growth Fund Common Stock, Merrill Lynch Natural Resources Focus Fund Common Stock, Merrill Lynch American Balanced Fund Common Stock, Merrill Lynch Global Strategy Focus Fund Common Stock, Merrill Lynch Domestic Money Market Fund Common Stock, Merrill Lynch Basic Value Focus Fund Common Stock, Merrill Lynch Global Bond Focus Fund Common Stock, Merrill Lynch Global Utility Focus Fund Common Stock, Merrill Lynch International Equity Focus Fund Common Stock, Merrill Lynch Developing Capital Markets Focus Fund Common Stock, Merrill Lynch Government Bond Fund Common Stock and Merrill Lynch Index 500 Common Stock, respectively. The Company may, from time to time, at the sole discretion of its Board of Directors and without the need to obtain the approval of its shareholders or of Contract Owners, offer and sell shares of one or more of such classes. Each class consists of 100,000,000 Class A shares and 100,000,000 Class B shares except for Domestic Money Market Fund Common Stock which consists of 1,300,000,000 Class A shares and 1,300,000,000 Class B shares, Reserve Assets Fund Common Stock which consists of 500,000,000 Class A shares and 500,000,000 Class B shares and Global Bond Focus Fund Common Stock and Global Strategy Focus Fund Common Stock, each of which consists of 200,000,000 Class A shares and 200,000,000 Class B shares. All shares of Common Stock have equal voting rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. Pursuant to the Investment Company Act of 1940 and the rules and regulations thereunder, certain matters approved by a vote of all shareholders of the Company may not be binding on a class whose shareholders have not approved such matter. Each issued and outstanding share of a class is entitled to one vote and to participate equally in dividends and distributions declared with respect to such class and in net assets of such class upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. The shares of each class, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion, exchange or similar rights, and will be freely transferable. Holders of shares of any class are entitled to redeem their shares as set forth under "Redemption of Shares." Shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Company voting for the election of directors can elect all of the directors of the Company if they choose to do so and in such event the holders of the remaining shares would not be able to elect any directors. The Company does not intend to hold meetings of shareholders unless under the Investment Company Act of 1940 shareholders are required to act on any of the following matters: (i) election of directors; (ii) approval of an investment advisory agreement; (iii) approval of a distribution agreement; and (iv) ratification of the selection of independent accountants.

  The Board of Directors of the Company has authorized the issuance of shares of Class B Common Stock with respect to each of the Company's Funds, with the existing shares of Common Stock of each Fund to be designated Class A Common Stock of such Fund. The Board of Directors have also authorized the Company to enter into a Distribution Plan with Merrill Lynch Funds Distributor, Inc. under which the Company would pay distribution fees in respect of the shares of its Class B Common Stock. No shares of Class B Common Stock have been issued; however, the Company may commence issuing shares of Class B Common Stock later in 1997 pursuant to a separate or amended Prospectus.

  MLLIC purchased $100 worth of Shares of the Basic Value Focus Fund on June 28, 1993. MLLIC purchased, on July 1, 1993, $2,000,000 worth of shares of the Basic Value Focus Fund. MLLIC purchased on May 2, 1994 $8,000,000 worth of shares of the Developing Capital Markets Focus Fund. The organizational expenses of each of the Company's Funds are paid by the Investment Adviser. The Investment Adviser is reimbursed by MLLIC for all such expenses over a five-year period.

INDEPENDENT AUDITORS

  Deloitte & Touche LLP, 117 Campus Drive, Princeton, New Jersey 08540, has been selected as the independent auditors of the Company. The selection of independent auditors is subject to annual ratification by the Company's shareholders.

CUSTODIAN

  The Bank of New York ("BONY"), 110 Washington Street, New York, New York 10286, acts as Custodian of the Company's assets, except that Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, acts as Custodian for assets of the Company's Developing Capital Markets Focus Fund.

TRANSFER AND DIVIDEND DISBURSING AGENT

  Merrill Lynch Financial Data Services, Inc. ("MLFDS"), which is a wholly owned subsidiary of Merrill Lynch & Co., Inc., acts as the Company's Transfer Agent and is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. MLFDS will receive an annual fee of $5,000 per Fund and will be entitled to reimbursement of out-of-pocket expenses.

LEGAL COUNSEL

  Rogers & Wells, New York, New York, is counsel for the Company.

REPORTS TO SHAREHOLDERS

  The fiscal year of the Company ends on December 31 of each year. The Company will send to its shareholders at least semi-annually reports showing the Funds' portfolio securities and other information. An annual report containing financial statements, audited by independent auditors, will be sent to shareholders each year.

ADDITIONAL INFORMATION

  This Prospectus does not contain all of the information included in the Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940, with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission.

  The Statement of Additional Information, dated April 25, 1997, which forms a part of the Registration Statement, is incorporated by reference into this Prospectus. The Statement of Additional Information may be obtained without charge as provided on the cover page of this Prospectus. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

                                  APPENDIX A

U.S. GOVERNMENT SECURITIES

  For temporary or defensive purposes, each Fund may invest in the various types of marketable securities issued by or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the U.S. Treasury. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

GOVERNMENT AGENCY SECURITIES

  For temporary or defensive purposes, each Fund may invest in government agency securities, which are debt securities issued by government sponsored enterprises, federal agencies and international institutions. Such securities are not direct obligations of the Treasury but involve government sponsorship or guarantees by government agencies or enterprises. The Funds may invest in all types of government agency securities currently outstanding or to be issued in the future.

DEPOSITORY INSTITUTIONS MONEY INSTRUMENTS

  For temporary or defensive purposes, each Fund may invest in depositary institutions money instruments, such as certificates of deposit, including variable rate certificates of deposit, bankers' acceptances, time deposits and bank notes. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by commercial banks, savings banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity, usually at 30, 90 or 180 day intervals ("coupon dates"), based upon a specified market rate. As a result of these adjustments, the interest rate on these obligations may be increased or decreased periodically. Often, dealers selling variable rate certificates of deposit to the Funds agree to repurchase such instruments, at the Funds' option, at par on the coupon dates. The dealers' obligations to repurchase these instruments are subject to conditions imposed by the various dealers; such conditions typically are the continued credit standing of the issuer and the existence of reasonably orderly market conditions. The Funds are also able to sell variable rate certificates of deposit in the secondary market. Variable rate certificates of deposit normally carry a higher interest rate than comparable fixed rate certificates of deposit because variable rate certificates of deposit generally have a longer stated maturity than comparable fixed rate certificates of deposit. As a matter of policy, the Domestic Money Market Fund will invest only in these types of instruments issued by U.S. issuers.

  A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

  For temporary or defensive purposes, the Developing Capital Markets Focus Fund may invest in certificates of deposit and bankers' acceptances issued by foreign branches or subsidiaries of U.S. banks ("Eurodollar" obligations) or U.S. branches or subsidiaries of foreign banks ("Yankeedollar" obligations). The Fund may invest only in Eurodollar obligations which by their terms are general obligations of the U.S. parent bank and meet the other criteria discussed below. Yankeedollar obligations in which the Fund may invest must be issued by U.S. branches or subsidiaries of foreign banks which are subject to state or federal banking regulations in the U.S. and by their terms must be general obligations of the foreign parent. In addition, the Fund will limit its investments in Yankeedollar obligations to obligations issued by banking institutions with more than $1 billion in assets.

  For temporary or defensive purposes, the Developing Capital Markets Focus Fund may also invest in U.S. dollar-denominated obligations of foreign depository institutions and their foreign branches and subsidiaries, such as certificates of deposit, bankers' acceptances, time deposits and deposit notes. The obligations of such foreign branches and subsidiaries may be the general obligation of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation.

  Except as otherwise provided above with respect to investment in Yankeedollar and other foreign bank obligations no Fund may invest in any bank money instrument issued by a commercial bank or a savings and loan association unless the bank or association is organized and operating in the United States, has total assets of at least $1 billion and its deposits are insured by the Federal Deposit Insurance Corporation (the "FDIC"); provided that this limitation shall not prohibit the investment of up to 10% of the total assets of a Fund (taken at market value at the time of each investment) in certificates of deposit issued by banks and savings and loan associations with assets of less than $1 billion if the principal amount of each such certificate of deposit is fully insured by the FDIC.

SHORT-TERM DEBT INSTRUMENTS

  For temporary or defensive purposes, each Fund may invest in commercial paper (including variable amount master demand notes and insurance company funding agreements), which refers to short-term, unsecured promissory notes issued by corporations, partnerships, trusts and other entities to finance short-term credit needs and by trusts issuing asset-backed commercial paper. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Because variable amount master notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded and there is no secondary market for the notes. Typically, agreements relating to such notes provide that the lender may not sell or otherwise transfer the note without the borrower's consent. Such notes provide that the interest rate on the amount outstanding is adjusted periodically, typically on a daily basis, in accordance with a stated short-term interest rate benchmark. Because the interest rate of a variable amount master note is adjusted no less often than every 60 days and since repayment of the note may be demanded at any time, the Investment Adviser values such a note in accordance with the amortized cost basis described under "Determination of Net Asset Value" in the Statement of Additional Information.

  For temporary or defensive purposes, the Developing Capital Markets Focus Fund may also invest in U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities. Such investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issuers. Investments in foreign entities in general involve the same risks as those described in the Statement of Additional Information in connection with investments in Eurodollar, Yankeedollar and foreign bank obligations.

REPURCHASE AGREEMENTS

  Repurchase Agreements; Purchase and Sale Contracts. Each Fund may invest in securities pursuant to repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees, upon entering into the contract with the Fund, to repurchase a security (typically a security issued or guaranteed by the U.S. government) at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed yield for the Fund insulated from fluctuations in the market value of the underlying security during such period, although, to the extent the repurchase agreement is not denominated in U.S. dollars, the Fund's return may be affected by currency fluctuations. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System, a primary dealer in U.S. government securities or an affiliate thereof. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts, unlike repurchase agreements, allocate interest on the underlying security to the purchaser during the term of the agreement and generally do not require the seller to provide additional securities in the event of a decline in the market value of the purchased security during the term of the agreement. If the seller were to default on its obligation to repurchase a security under a repurchase agreement or purchase and sale contract and the market value of the underlying security at such time was less than the Fund had paid to the seller, the Fund would realize a loss. Repurchase agreements maturing in more than seven days will be considered "illiquid securities."

DESCRIPTION OF CORPORATE BOND RATINGS

  Moody's Investors Service, Inc.:

    Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa--Bonds which are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded both during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B--Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any period of time may be small.

    Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcomings.

    C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

  Standard & Poor's Corporation:

    AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

    AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

    A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

    BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

    BB--B--CCC--CC--Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

    NR--Not rated by the indicated rating agency.

    Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                  APPENDIX B

  Certain Funds of the Company are authorized to use derivative instruments, including options, and futures, and to purchase and sell foreign exchange, as described below. Such instruments are referred to collectively herein as "Strategic Instruments."

OPTIONS ON SECURITIES AND SECURITIES INDICES

  Purchasing Options. The Developing Capital Markets Focus Fund is authorized to purchase put options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. When the Fund purchases a put option, in consideration for an upfront payment (the "option premium") the Fund acquires a right to sell to another party specified securities owned by the Fund at a specified price (the "exercise price") on or before a specified date (the "expiration date"), in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index declines below a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a put option limits the Fund's risk of loss in the event of a decline in the market value of the portfolio holdings underlying the put option prior to the option's expiration date. If the market value of the portfolio holdings associated with the put option increases rather than decreases, however, the Fund will lose the option premium and will consequently realize a lower return on the portfolio holdings than would have been realized without the purchase of the put.

  The Developing Capital Markets Focus Fund is authorized to purchase call options on securities it intends to purchase or securities indices the performance of which are substantially correlated with the performance of the types of securities it intends to purchase. When the Fund purchases a call option, in consideration for the option premium the Fund acquires a right to purchase from another party specified securities at the exercise price on or before the expiration date, in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index increases beyond a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a call option may protect the Fund from having to pay more for a security as a consequence of increases in the market value for the security during a period when the Fund is contemplating its purchase, in the case of an option on a security, or attempting to identify specific securities in which to invest in a market the Fund believes to be attractive, in the case of an option on an index (an "anticipatory hedge"). In the event the Fund determines not to purchase a security underlying a call option, however, the Fund may lose the entire option premium.

  The Developing Capital Markets Focus Fund is also authorized to purchase put or call options in connection with closing out put or call options it has previously sold.

  Writing Options. The Basic Value Focus Fund and the Developing Capital Markets Focus Fundare each authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. When a Fund writes a call option, in return for an option premium the Fund gives another party the right to buy specified securities owned by the Fund at the exercise price on or before the expiration date, in the case of an option on securities, or agrees to pay to another party an amount based on any gain in a specified securities index beyond a specified level on or before the expiration date, in the case of an option on a securities index. The Fund may write call options to earn income, through the receipt of option premiums. In the event the party to which the Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is less than the exercise price, the Fund will partially offset any decline in the value of the underlying securities through the receipt of the option premium. By writing a call option, however, the Fund limits its ability to sell the underlying securities, and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price, while the option remains outstanding.

  The Developing Capital Markets Focus Fund may also write put options on securities or securities indices. When the Fund writes a put option, in return for an option premium the Fund gives another party the right to sell to the Fund a specified security at the exercise price on or before the expiration date, in the case of an option on a security, or agrees to pay to another party an amount based on any decline in a specified securities index below a specified level on or before the expiration date, in the case of an option on a securities index. The Fund may write put options to earn income, through the receipt of option premiums. In the event the party to which the Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is greater than the exercise price, the Fund will profit by the amount of the option premium. By writing a put option, however, the Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of the security at the time of exercise as long as the put option is outstanding, in the case of an option on a security, or make a cash payment reflecting any decline in the index, in the case of an option on an index. Accordingly, when the Fund writes a put option it is exposed to a risk of loss in the event the value of the underlying securities falls below the exercise price, which loss potentially may substantially exceed the amount of option premium received by the Fund for writing the put option. The Fund will write a put option on a security or a securities index only if the Fund would be willing to purchase the security at the exercise price for investment purposes (in the case of an option on a security) or is writing the put in connection with trading strategies involving combinations of options--for example, the sale and purchase of options with identical expiration dates on the same security or index but different exercise prices (a technique called a "spread").

  The Developing Capital Markets Focus Fund is also authorized to sell call or put options in connection with closing out call or put options it has previously purchased.

  Other than with respect to closing transactions, a Fund will only write call or put options that are "covered." A call or put option will be considered covered if the Fund has segregated assets with respect to such option in the manner described in "Risk Factors in Options, Futures, and Currency Instruments" below. A call option will also be considered covered if a Fund owns the securities it would be required to deliver upon exercise of the option (or, in the case of option on a securities index, securities which are substantially correlated with the performance of such index) or owns a call option, warrant or convertible instrument which is immediately exercisable for, or convertible into, such security.

  Types of Options. A Fund may engage in transactions in options on securities or securities indices on exchanges and in the over-the-counter ("OTC") markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater risk of counterparty default. See "Additional Risk Factors of OTC Transactions" below.

FUTURES

  The Developing Capital Markets Focus Fund may engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts which obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of a commodity at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract the Fund is required to deposit collateral ("margin") equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day.

  The sale of a futures contract limits the Fund's risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract's expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, the Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

  The purchase of a futures contract may protect the Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Fund was attempting to identify specific securities in which to invest in a market the Fund believes to be attractive. In the event that such securities decline in value or the Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Fund may realize a loss relating to the futures position.

  The Fund will limit transactions in futures and options on futures to financial futures contracts (i.e., contracts for which the underlying commodity is a currency or securities or interest rate index) purchased or sold for hedging purposes (including anticipatory hedges). The Fund will further limit transactions in futures and options on futures to the extent necessary to prevent the Fund from being deemed a "commodity pool" under regulations of the Commodity Futures Trading Commission.

FOREIGN EXCHANGE TRANSACTIONS

  The Developing Capital Markets Focus Fund may engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, "Currency Instruments") for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the US dollar.

  Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. The Fund will enter into foreign exchange transactions only for purposes of hedging either a specific transaction or a portfolio position. The Fund may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the Fund has received or anticipates receiving a dividend or distribution. A Fund may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the Fund is denominated or by purchasing a currency in which the Fund anticipates acquiring a portfolio position in the near future. The Fund may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis.

  The Fund may also hedge against the decline in the value of a currency against the US dollar through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized exchange-traded contracts. See "Futures" above.

  The Fund may also hedge against the decline in the value of a currency against the US dollar through the use of currency options. Currency options are similar to options on securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or OTC markets. See "Types of Options" above and "Additional Risk Factors of OTC Transactions" below.

  The Fund will not speculate in Currency Instruments. Accordingly, the Fund will not hedge a currency in excess of the aggregate market value of the securities which it owns (including receivables for unsettled securities sales), or has committed to or anticipates purchasing, which are denominated in such currency. The Fund may, however, hedge a currency by entering into a transaction in a Currency Instrument denominated in a currency other than the currency being hedged (a "cross-hedge"). The Fund will only enter into a cross-hedge if the Investment Adviser believes that (i) there is a demonstrable high correlation between the currency in which the cross-hedge is denominated and the currency being hedged, and (ii) executing a cross-hedge through the currency in which the cross-hedge is denominated will be significantly more cost-effective or provide substantially greater liquidity than executing a similar hedging transaction by means of the currency being hedged.

  Risk Factors in Hedging Foreign Currency Risks. While a Fund's use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the Fund's shares, the net asset value of the Fund's shares will fluctuate. Moreover, although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective. To the extent that a Fund hedges against anticipated currency movements which do not occur, the Fund may realize losses, and decrease its total return, as the result of its hedging transactions. Furthermore, a

Fund will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur. It may not be possible for a Fund to hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that the Fund is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available (such as certain developing markets) and it is not possible to engage in effective foreign currency hedging.

RISK FACTORS IN OPTIONS, FUTURES, AND CURRENCY INSTRUMENTS

  Use of Strategic Instruments for hedging purposes involves the risk of imperfect correlation in movements in the value of the Strategic Instruments and the value of the instruments being hedged. If the value of the Strategic Instruments moves more or less than the value of the hedged instruments a Fund will experience a gain or loss which will not be completely offset by movements in the value of the hedged instruments.

  Each Fund intends to enter into transactions involving Strategic Instruments only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under "Additional Risk Factors of OTC Transactions." However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a Strategic Instrument or the Fund will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a Strategic Instrument without incurring substantial losses, if at all.

  Certain transactions in Strategic Instruments (e.g., forward foreign exchange transactions, futures transactions, sales of put options) may expose a Fund to potential losses which exceed the amount originally invested by the Fund in such instruments. When a Fund engages in such a transaction, the Fund will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Fund's exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Securities and Exchange Commission). Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Fund's exposure to loss.

ADDITIONAL RISK FACTORS OF OTC TRANSACTIONS; LIMITATIONS ON THE USE OF OTC STRATEGIC INSTRUMENTS

  Certain Strategic Instruments traded in OTC markets, including indexed securities and OTC options, may be substantially less liquid than other instruments in which a Fund may invest. The absence of liquidity may make it difficult or impossible for the Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. A Fund will therefore acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Investment Adviser anticipates the Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer's quotation may be used.

  The staff of the Securities and Exchange Commission has taken the position that purchased OTC options and the assets underlying written OTC options are illiquid securities. Each Fund has therefore adopted an investment policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transactions, the sum of the market value of OTC options currently outstanding which are held by the Fund, the market value of the securities underlying OTC call options currently outstanding which have been sold by the Fund and margin deposits on the Fund's outstanding OTC options exceeds 15% of the total assets of the Fund, taken at market value, together with all other assets of the Fund which are deemed to be illiquid or are otherwise not readily marketable. However, if an OTC option is sold by the Fund to a dealer in U.S. government securities recognized as a "primary dealer" by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying security minus the option's exercise price).

  Because Strategic Instruments traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin to the extent that a Fund has unrealized gains in such instruments or has deposited collateral with its counterparty, the Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. A Fund will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in Strategic Instruments traded in OTC markets only with financial institutions which have substantial capital or which have provided the Fund with a third-party guaranty or other credit enhancement.

ADDITIONAL LIMITATIONS ON THE USE OF STRATEGIC INSTRUMENTS

  No Fund may use any Strategic Instrument to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.

                                                                 APRIL 25, 1997

                      STATEMENT OF ADDITIONAL INFORMATION

                   MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
  P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011 . PHONE NO. (609) 282-2800

                               ----------------

  Merrill Lynch Variable Series Funds, Inc. (the "Company") is an open-end management investment company which has a wide range of investment objectives among its sixteen separate funds (hereinafter referred to as the "Funds" or individually as a "Fund"): Merrill Lynch Domestic Money Market Fund, Merrill Lynch Reserve Assets Fund, Merrill Lynch Prime Bond Fund, Merrill Lynch High Current Income Fund, Merrill Lynch Quality Equity Fund, Merrill Lynch Equity Growth Fund, Merrill Lynch Natural Resources Focus Fund, Merrill Lynch American Balanced Fund, Merrill Lynch Global Strategy Focus Fund, Merrill Lynch Basic Value Focus Fund, Merrill Lynch Global Bond Focus Fund, Merrill Lynch Global Utility Focus Fund, Merrill Lynch International Equity Focus Fund, Merrill Lynch Developing Capital Markets Focus Fund, Merrill Lynch Government Bond Fund and Merrill Lynch Index 500 Fund. A separate class of Class A Common Stock is issued for each Fund. The Company may issue Class B Common Stock for one or more Funds in 1997.

  The shares of the Funds are sold to separate accounts ("Separate Accounts") of certain insurance companies (the "Insurance Companies") including Merrill Lynch Life Insurance Company ("MLLIC") and ML Life Insurance Company of New York ("ML of New York") to fund benefits under variable annuity contracts (the "Variable Annuity Contracts") and/or variable life insurance contracts (together with the Variable Annuity Contracts, the "Contracts") issued by such companies. The Insurance Companies will redeem shares to the extent necessary to provide benefits under the respective Contracts or for such other purposes as may be consistent with the respective Contracts. MLLIC and ML of New York are wholly owned subsidiaries of Merrill Lynch & Co., Inc., as is the Company's investment adviser, Merrill Lynch Asset Management, L.P. (the "Investment Adviser").

                               ----------------
 THIS STATEMENT OF ADDITIONAL INFORMATION OF  THE COMPANY IS NOT A PROSPECTUS
  AND SHOULD BE READ IN CONJUNCTION  WITH THE PROSPECTUS OF THE COMPANY (THE
    "PROSPECTUS") DATED  APRIL  25, 1997  WHICH  HAS BEEN  FILED  WITH THE
     SECURITIES  AND  EXCHANGE COMMISSION  AND  WHICH  IS AVAILABLE  UPON
       REQUEST AND WITHOUT CHARGE BY  CALLING OR WRITING THE COMPANY  AT
        THE ADDRESS AND TELEPHONE NUMBER SET FORTH ABOVE.

                               ----------------

              MERRILL LYNCH ASSET MANAGEMENT--INVESTMENT ADVISER
              MERRILL LYNCH FUNDS DISTRIBUTOR, INC.--DISTRIBUTOR

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Investment Objectives and Policies.........................................   3
Investment Restrictions....................................................   3
Management of the Company..................................................  11
Investment Advisory Arrangements...........................................  15
Determination of Net Asset Value...........................................  17
Portfolio Transactions and Brokerage.......................................  18
Redemption of Shares.......................................................  20
Dividends, Distributions and Taxes.........................................  20
Distribution Arrangements..................................................  21
Performance Data...........................................................  21
Additional Information.....................................................  24
Independent Auditors' Report...............................................  25
Audited Financial Statements...............................................  26
Unaudited Financial Statements for the Index 500 Fund...................... 142

                      INVESTMENT OBJECTIVES AND POLICIES

  The investment objectives and certain investment policies of the Funds are as follows: The Domestic Money Market Fund seeks preservation of capital, liquidity and the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities. The Reserve Assets Fund seeks the preservation of capital, liquidity and the highest possible current income consistent with the foregoing objectives by investing in short-term money market securities. The Prime Bond Fund seeks to attain as high a level of current income as is consistent with prudent investment management, and as a secondary objective, capital appreciation when consistent with the foregoing objective, by investing primarily in long-term corporate bonds rated A or better by either Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Rating Group ("Standard & Poor's"). The High Current Income Fund seeks to attain as high a level of current income as is consistent with its investment policies and prudent investment management, and as a secondary objective, capital appreciation when consistent with the foregoing objective; the Fund invests principally in fixed-income securities which are rated in the lower rating categories of the established rating services or in unrated securities of comparable quality. The Quality Equity Fund seeks to attain the highest total investment return consistent with prudent risk; the Fund uses a fully managed investment policy utilizing equity securities, primarily common stocks of large-capitalization companies, as well as investment grade debt and convertible securities. The Equity Growth Fund seeks to attain long-term capital growth by investing primarily in common shares, of small companies and of emerging growth companies regardless of size. The Natural Resources Focus Fund seeks to attain long-term growth of capital and the protection of the purchasing power of shareholders' capital by investing primarily in equity securities of domestic and foreign companies with substantial natural resource assets. The American Balanced Fund seeks a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed income and equity securities. The Global Strategy Focus Fund seeks high total investment return by investing primarily in a portfolio of equity and fixed income securities of U.S. and foreign issuers. The Basic Value Focus Fund seeks to attain capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. The Global Bond Focus Fund seeks to attain high total investment return by investing in a global portfolio of fixed income securities denominated in various currencies, including multinational currency units. The Global Utility Focus Fund seeks to attain capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of the Investment Adviser, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water. The International Equity Focus Fund seeks to attain capital appreciation and, secondarily, income, through investment in securities, principally equities, of issuers in countries other than the United States. The Developing Capital Markets Focus Fund seeks long-term capital appreciation through investment in securities, principally equities, of issuers in countries having smaller capital markets. The Government Bond Fund seeks the highest possible current income consistent with the protection of capital afforded by investing in debt securities issued or guaranteed by the United States Government, its agencies or instrumentalities. The Index 500 Fund seeks to provide investment results that, before expenses, correspond to the aggregate price and yield performance of Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index").

  Investors are referred to "Investment Objectives and Policies of the Funds" in the Prospectus for a more complete discussion of the investment objectives and policies of the Company.

                            INVESTMENT RESTRICTIONS

  The Company has adopted the following fundamental and non-fundamental restrictions and policies relating to the investment of the assets of the Funds and their activities. The fundamental policies set forth below may not be changed without the approval of the holders of a majority of the outstanding voting shares of each Fund affected (which for this purpose and under the Investment Company Act of 1940 means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares of the affected Fund are represented or (ii) more than 50% of the outstanding shares of the affected Fund).

RESTRICTIONS APPLICABLE TO THE DOMESTIC MONEY MARKET FUND

  The Domestic Money Market Fund may not purchase any security other than money market and other securities described under "Investment Objectives and Policies of the Funds--Domestic Money Market Fund" in the Prospectus. In addition, the Domestic Money Market Fund may not purchase securities of foreign issuers (including Eurodollar and Yankeedollar obligations). In addition, the Domestic Money Market Fund may not:

    (1) invest more than 10% of its total assets (taken at market value at the time of each investment) in the securities (other than U.S. Government or government agency securities) of any one issuer (including repurchase agreements with any one bank) except that up to 25% of the value of the Fund's total assets may be invested without regard to such 10% limitation.

    (2) alone, or together with any other Fund or Funds, make investments for the purpose of exercising control or management.

    (3) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization.

    (4) purchase or sell interests in oil, gas or other mineral exploration or development programs, commodities, commodity contracts or real estate, except that the Fund may invest in securities secured by real estate or interests therein or securities issued by companies which invest in real estate or interest therein.

    (5) purchase any securities on margin except that the Company may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

    (6) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combination thereof.

    (7) make loans to other persons; provided that the Fund may purchase money market securities or enter into repurchase agreements; lend securities owned or held by it pursuant to (8) below; and provided further that for purposes of this restriction the acquisition of a portion of an issue of publicly distributed bonds, debentures or other corporate debt securities or of government obligations, short-term commercial paper, certificates of deposit and bankers' acceptances shall not be deemed the making of a loan.

    (8) lend its portfolio securities in excess of 20% of its total assets, taken at market value at the time of the loan, provided that such loans are made according to the guidelines set forth below and the guidelines of the Securities and Exchange Commission and the Company's Board of Directors, including maintaining collateral from the borrower equal at all times to the current market value of the securities loaned.

    (9) borrow amounts in excess of 20% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes. The borrowing provisions shall not apply to reverse repurchase agreements. Usually only "leveraged" investment companies may borrow in excess of 5% of their assets; however, the Fund will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities. The Fund will not purchase securities while borrowings are outstanding.

    (10) mortgage, pledge, hypothecate or in any manner transfer (except as provided in (8) above), as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with borrowings mentioned in (9) above, and then such mortgaging, pledging or hypothecating may not exceed 25% of the Fund's total assets, taken at market value at the time thereof. Although the Fund has the authority to mortgage, pledge or hypothecate more than 10% of its total assets under this investment restriction (10), as a matter of operating policy, the Fund will not mortgage, pledge or hypothecate in excess of 10% of total net assets.

    (11) act as an underwriter of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

    (12) purchase, either alone or together with any other Fund or Funds, more than 10% of the outstanding securities of an issuer except that such restriction does not apply to U.S. Government or government agency securities, bank money instruments or repurchase agreements.

    (13) invest in securities (except for repurchase agreements or variable amount master notes) with legal or contractual restrictions on resale or for which no readily available market exists or in securities of issuers (other than issuers of government agency securities) having a record, together with predecessors, of less than three years of continuous operation if, regarding all such securities, more than 10% of its total assets (taken at market value) would be invested in such securities.

    (14) enter into repurchase agreements if, as a result thereof, more than 10% of the Fund's total assets (taken at market value at the time of each investment) would be subject to repurchase agreements maturing in more than seven days.

    (15) enter into reverse repurchase agreements if, as a result thereof, the Fund's obligations with respect to reverse repurchase agreements would exceed one-third of the Fund's net assets (defined to be total assets, taken at market value, less liabilities other than reverse repurchase agreements).

    (16) invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry (other than U.S. Government securities, government agency securities or bank money instruments).

RESTRICTIONS APPLICABLE TO THE RESERVE ASSETS FUND

  The Reserve Assets Fund may not purchase any security other than money market and other securities described under "Investment Objectives and Policies of the Funds--Reserve Assets Fund" in the Prospectus. In addition, the Reserve Assets Fund may not:

    (1) invest more than 10% of its total assets (taken at market value at the time of each investment) in the securities (other than U.S. Government or government agency securities) of any one issuer (including repurchase agreements with any one bank) except that up to 25% of the value of the Fund's total assets may be invested without regard to such 10% limitation.

    (2) alone, or together with any other Fund or Funds, make investments for the purpose of exercising control or management.

    (3) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization.

    (4) purchase or sell interests in oil, gas or other mineral exploration or development programs, commodities, commodity contracts or real estate, except that the Fund may invest in securities secured by real estate or interests therein or securities issued by companies which invest in real estate or interest therein.

    (5) purchase any securities on margin except that the Company may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

    (6) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof.

    (7) make loans to other persons; provided that the Fund may purchase money market securities or enter into repurchase agreements; lend securities owned or held by it pursuant to (8) below; and provided further that for purposes of this restriction the acquisition of a portion of an issue of publicly-distributed bonds, debentures or other corporate debt securities or of government obligations, short-term commercial paper, certificates of deposit and bankers' acceptances shall not be deemed the making of a loan.

    (8) lend its portfolio securities in excess of 20% of its total assets, taken at market value at the time of the loan, provided that such loans are made according to the guidelines set forth below and the guidelines of the Securities and Exchange Commission and the Company's Board of Directors, including maintaining collateral from the borrower equal at all times to the current market value of the securities loaned.

    (9) borrow amounts in excess of 20% of its total assets, taken at market value and then only from banks as a temporary measure for extraordinary or emergency purposes. The borrowing provisions shall not apply to reverse repurchase agreements. Usually only "leveraged" investment companies may borrow in excess of 5% of their assets; however, the Fund will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities. The Fund will not purchase securities while borrowings are outstanding.

    (10) mortgage, pledge, hypothecate or in any manner transfer (except as provided in (8) above), as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with borrowings mentioned in (9) above, and then such mortgaging, pledging or hypothecating may not exceed 25% of the Fund's total assets, taken at market value at the time thereof. As a matter of operating policy, the Fund will not mortgage, pledge or hypothecate in excess of 10% of total net assets.

    (11) act as an underwriter of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

    (12) purchase, either alone or together with any other Fund or Funds, more than 10% of the outstanding securities of an issuer except that such restriction does not apply to U.S. Government or government agency securities, bank money instruments or repurchase agreements.

    (13) invest in securities (except for repurchase agreements or variable amount master notes) with legal or contractual restrictions on resale or for which no readily available market exists or in securities of issuers (other than issuers of government agency securities) having a record, together with predecessors, of less than three years of continuous operation if, regarding all such securities, more than 5% of its total assets (taken at market value) would be invested in such securities.

    (14) enter into repurchase agreements if, as a result thereof, more than 10% of the Fund's total assets (taken at market value at the time of each investment) would be subject to repurchase agreements maturing in more than seven days.

    (15) enter into reverse repurchase agreements if, as a result thereof, the Fund's obligations with respect to reverse repurchase agreements would exceed one-third of the Fund's net assets (defined to be total assets, taken at market value, less liabilities other than reverse repurchase agreements).

    (16) invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry (other than U.S. Government securities, government agency securities or bank money instruments).

RESTRICTIONS APPLICABLE TO EACH OF THE FUNDS (EXCEPT THE DOMESTIC MONEY MARKET FUND AND THE RESERVE ASSETS FUND)

  Under the fundamental investment restrictions, each of the Funds (unless noted otherwise below) may not:

    1. Make any investment inconsistent with the Fund's classification as a diversified company under the Investment Company Act.(1)

    2. Invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).(2)

    3. Make investments for the purpose of exercising control or management.

--------
(1) The Developing Capital Markets Focus, Global Bond Focus, Global Strategy Focus, Index 500 and Natural Resource Focus Funds are classified as non-diversified investment companies under the Investment Company Act, and therefore this restriction is not applicable to those Funds.

(2) For purposes of this restriction, states, municipalities and their political subdivisions are not considered to be part of any industry, and utilities will be divided according to their services; for example, gas, gas transmission, electricity, telecommunications and water each will be considered a separate industry for purposes of this restriction. In addition, this restriction will not restrict (i) the Global Utility Focus Fund, under normal circumstances, from investing 65% or more of its total assets in equity and debt securities issued by domestic and foreign companies in the utilities industries (i.e., electricity, telecommunications, gas or water), and (ii) the Natural Resources Focus Fund from investing greater than 25% of its assets in gold-related companies.

    4. Purchase or sell real estate, except that the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

    5. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and Statement of Additional Information, as they may be amended from time to time.

    6. Issue senior securities to the extent such issuance would violate applicable law.

    7. Borrow money, except that (i) the Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. The Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund's investment policies as set forth in the Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

    8. Underwrite securities of other issuers except insofar as the Fund technically may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

    9. Purchase or sell commodities or contracts on commodities, except to the extent the Fund may do so in accordance with applicable law and the Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

  Under the non-fundamental investment restrictions, each of the Funds (unless noted otherwise below) may not:

    a. Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law.

    b. Engage in short sales of securities or maintain a short position except to the extent permitted by applicable law. The Fund does not currently intend to engage in short sales or maintain a short position, except for short sales "against the box."(3)

    c. Invest in securities which cannot be readily resold because of legal or contractual restrictions or which cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its total assets would be invested in such securities. This restriction shall not apply to securities which mature within seven days or securities which the Board of Directors has otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the Securities Act and determined to be liquid by the Board of Directors of the Company are not subject to the limitations set forth in this investment restriction.

    d. Invest in warrants if, at the time of acquisition, its investments in warrants, valued at the lower of cost or market value, would exceed 5% of the Fund's total assets; included within such limitation, but not to exceed 2% of the Fund's total assets, are warrants which are not listed on the New York Stock Exchange or American Stock Exchange or a major foreign exchange. For purposes of this restriction, warrants acquired by the Fund in units or attached to securities may be deemed to be without value.

--------
(3) The Global Bond Focus, Global Strategy Focus, International Equity Focus and Natural Resources Focus Funds may maintain short positions in forward currency contracts, options, futures contracts and options on futures contracts.

    e. Invest in securities of companies having a record, together with predecessors, of less than three years of continuous operation, except to the extent permitted under applicable law. This restriction shall not apply to mortgage-backed securities, asset-backed securities or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

    f. Purchase or retain the securities of any issuer, if those individual officers and directors of the Company, the officers and general partner of the Investment Adviser, the directors of such general partner or the officers and directors of any subsidiary thereof each owning beneficially more than one-half of one percent of the securities of such issuer own in the aggregate more than 5% of the securities of such issuer.

    g. Invest in real estate limited partnership interests or interests in oil, gas or other mineral leases, or exploration or development programs, except that the Fund may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities.

    h. Write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in the Prospectus and Statement of Additional Information, as they may be amended from time to time.

    i. Notwithstanding fundamental investment restriction number 7 above, borrow amounts in excess of 5% (20% in the case of the Developing Capital Markets Focus and Global Bond Focus Funds and 10% in the case of the Global Strategy Focus, Government Bond, International Equity Focus and Natural Resources Focus Funds) of the total assets of the Fund, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares.(4)

    j. Pledge greater than 10% (20% in the case of the Developing Capital Markets Focus Fund) of its total assets, taken at market value at the time of the pledge. For the purpose of this restriction, collateral arrangements with respect to (i) transactions in options, foreign currency contracts, futures contracts and options on futures contracts and (ii) initial and variation margin are not deemed to be a pledge of assets.

    k. Lend its portfolio securities in excess of 20% of its total assets, taken at market value at the time of the loan, provided however that the Quality Equity Fund may only make loans to New York Stock Exchange Member firms, other brokerage firms having net capital of at least $10 million and financial institutions, such as registered investment companies, banks and insurance companies, having at least $10 million in capital and surplus.

    l. In the case of the Global Utility Focus Fund only, invest less than 65% of its total assets in equity and debt securities issued by domestic and foreign companies in the utilities industries, except during temporary defensive periods.

    m. In the case of each of the American Balanced Fund, the Basic Value Focus Fund, the Equity Growth Fund, the High Current Income Fund, the Prime Bond Fund and the Quality Equity Fund, invest in the securities of foreign issuers except that each such Fund (except the American Balanced Fund) may invest in securities of foreign issuers if at the time of acquisition no more than 10% (25% in the case of the Quality Equity Fund) of its total assets, taken at market value at the time of the investment, would be invested in such securities. Consistent with the general policy of the Securities and Exchange Commission, the nationality or domicile of an issuer for determination of foreign issuer status may be (i) the country under whose laws the issuer is organized, (ii) the country in which the issuer's securities are principally traded, or (iii) a country in which the issuer derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in the country, or in which at

--------
(4) In addition, the American Balanced, Basic Value Focus, Developing Capital Markets Focus, Equity Growth, Global Strategy Focus, High Current Income, Natural Resources Focus, Prime Bond and Quality Equity Funds will not purchase securities while borrowings are outstanding, except, in the case of the Developing Capital Markets Focus Fund, (a) to honor prior commitments or (b) to exercise subscription rights where outstanding borrowings have been obtained exclusively for settlements of other securities transactions. The Global Bond Focus, Global Utility Focus and International Equity Focus Funds will not purchase securities while borrowings in excess of 5% of its total assets are outstanding.

  least 50% of the assets of the issuer are situated. See "Other Portfolio Strategies--Foreign Securities" in the Prospectus.(5)

OVER-THE-COUNTER OPTIONS

  The staff of the Commission has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Company has adopted an investment policy pursuant to which it will not purchase or sell OTC options if, as a result of such transactions, the sum of the market value of OTC options currently outstanding which are held by a Fund, the market value of the underlying securities covered by OTC call options currently outstanding which were sold by the Fund and margin deposits on the Fund's existing OTC options on futures contracts exceeds 15% of the total assets of the Fund, taken at market value, together with all other assets of the Fund which are illiquid or are otherwise not readily marketable. However, if an OTC option is sold by a Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying securities minus the option's strike price). The repurchase price with the primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money." This policy as to OTC options is not a fundamental policy of any Fund and may be amended by the Directors of the Company without the approval of the Company's shareholders. However, the Company will not change or modify this policy prior to the change or modification by the Commission staff of its position.

RESTRICTED SECURITIES

  From time to time a Fund may invest in securities the disposition of which is subject to legal restrictions, such as restrictions imposed by the Securities Act of 1933 (the "Securities Act") on the resale of securities acquired in private placements. If registration of such securities under the Securities Act is required, such registration may not be readily accomplished and if such securities may be sold without registration, such resale may be permissible only in limited quantities. In either event, a Fund may not be able to sell its restricted securities at a time which, in the judgement of the Investment Adviser, would be most opportune.

  Each of the Funds is subject to limitations on the amount of securities which are illiquid, because of restrictions under the Securities Act or otherwise, they may purchase. Each Fund may, however, purchase without regard to that limitation securities that are not registered under the Securities Act, but that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act, provided that the Company's Board of Directors continuously determines, based on the trading markets for the specific Rule 144A security, that it is liquid. The Board of Directors may adopt guidelines and delegate to the Investment Adviser the daily function of determining and monitoring liquidity of restricted securities. The Board has determined that securities which are freely tradeable in their primary market offshore should be deemed liquid. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations.

  Since it is not possible to predict with assurance exactly how the market for restricted securities sold and offered under Rule 144A will develop, the Board of Directors will carefully monitor the Fund's investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

--------
(5) Notwithstanding this restriction, each of the Prime Bond Fund and the High Current Income Fund may invest up to 25% of its total assets in securities
    (i) issued, assumed or guaranteed by foreign governments, or political subdivisions or instrumentalities thereof, (ii) assumed or guaranteed by domestic issuers, including Eurodollar securities or (iii) issued, assumed or guaranteed by foreign issuers having a class of securities listed for trading on the New York Stock Exchange.

PORTFOLIO STRATEGIES

  Liquidity. In order to assure that each Fund has sufficient liquidity, as a matter of operating policy no Fund may invest more than 10% of its net assets, except that the Developing Capital Markets Focus Fund may not invest more than 15% of its net assets in securities for which market disposition is not readily available. Market disposition may not be readily available for repurchase agreements maturing in more than seven days and for securities having restrictions on resale.

  Lending of Portfolio Securities. Subject to any applicable investment restriction above, each Fund may from time to time loan securities from its portfolio to brokers, dealers and financial institutions and receive collateral in cash, securities issued or guaranteed by the U.S. Government or, in the case of the Domestic Money Market and Reserve Assets Fund, cash equivalents which while the loan is outstanding will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such cash collateral will be invested in short-term securities, the income from which will increase the return to the Fund. The Fund will retain all rights of beneficial ownership as to the loaned portfolio securities, including voting rights and rights to interest or other distributions, and will have the right to regain record ownership of loaned securities to exercise such beneficial rights. Such loans will be terminable at any time. The Fund may pay reasonable finders', administrative and custodial fees to persons unaffiliated with the Fund in connection with the arranging of such loans. The dividends, interest and other distributions received by the Company on loaned securities may, for tax purposes, be treated as income other than qualified income for the 90% test discussed under "Dividends, Distributions and Taxes--Federal Income Taxes." The Company intends to lend portfolio securities only to the extent that such activity does not jeopardize the Company's qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

  Forward Commitments. Securities may be purchased or sold on a delayed delivery basis or may be purchased on a forward commitment basis by each of the Company's Funds at fixed purchase terms with periods of up to 180 days between the commitment and settlement dates. The purchase will be recorded on the date the purchasing Fund enters into the commitment and the value of security will thereafter be reflected in the calculation of the Fund's net asset value. The value of the security on the delivery date may be more or less than its purchase price. A separate account of the Fund will be established with The Bank of New York or Brown Brothers Harriman & Co. (for Developing Capital Markets Focus Fund) (the "Custodian") consisting of cash or liquid securities having a market value at all times until the delivery date at least equal to the amount of its commitments in connection with such delayed delivery and purchase transactions. Although a Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if the Investment Adviser deems it appropriate to do so. There can, of course, be no assurance that the judgement upon which these techniques are based will be accurate or that such techniques when applied will be effective. The Funds will enter into forward commitment arrangements only with respect to securities in which they may otherwise invest as described under "Investment Objectives and Policies of the Funds" in the Prospectus.

  Eurodollar and Yankeedollar Obligations. The Reserve Assets Fund (and, for temporary or defensive purposes, the Natural Resources Focus, Global Strategy Focus, Global Bond Focus, Global Utility Focus, International Equity Focus and Developing Capital Markets Focus Funds) may invest in obligations issued by foreign branches or subsidiaries of U.S. banks ("Eurodollar" obligations), by U.S. branches or subsidiaries of foreign banks ("Yankeedollar" obligations), or by foreign depository institutions and their foreign branches and subsidiaries ("foreign bank obligations"). Investment in such obligations may involve different risks from the risks of investing in obligations of U.S. banks. Such risks include adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the payment of principal and interest. Generally the issuers of such obligations are subject to fewer U.S. regulatory requirements than are applicable to U.S. banks. Foreign depository institutions and their foreign branches and subsidiaries, and foreign branches or subsidiaries of U.S. banks, may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the state in which they are located.

There may be less publicly available information about a foreign depository institution, branch or subsidiary, or a U.S. branch or subsidiary of a foreign bank, than about a U.S. bank, and such institutions may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. banks. Evidence of ownership of Eurodollar and foreign bank obligations may be held outside of the United States, and a Fund may be subject to the risks associated with the holding of such property overseas. Eurodollar and foreign bank obligations of the Fund held overseas will be held by foreign branches of the Custodian for the Fund or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act of 1940.

  The Investment Adviser will consider the above factors in making investments in Eurodollar, Yankeedollar and foreign bank obligations and will not knowingly purchase obligations which, at the time of purchase, are subject to exchange controls or withholding taxes. Generally, the Reserve Assets Fund will limit its Yankeedollar investments to obligations of banks organized in Canada, France, Germany, Japan, the Netherlands, Switzerland, the United Kingdom and other western industrialized nations.

  Standby Commitment Agreements. The High Current Income Fund, Global Utility Focus Fund, International Equity Focus Fund and Developing Capital Markets Focus Fund may from time to time enter into standby commitment agreements. Such agreements commit a Fund, for a stated period of time, to purchase a stated amount of a fixed income security which may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued, which is typically approximately 0.5% of the aggregate purchase price of the security which the Fund has committed to purchase. A Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price which is considered advantageous to the Fund. A Fund will not enter into a standby commitment with a remaining term in excess of 45 days and will limit its investment in such commitments so that the aggregate purchase price of the securities subject to such commitments, together with the value of portfolio securities subject to legal restrictions on resale, will not exceed 10% of its assets taken at the time of acquisition of such commitment or security. A Fund will at all times maintain a segregated account with its custodian of cash or liquid securities in an amount equal to the purchase price of the securities underlying the commitment.

  There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, a Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

  The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued and the value of the security will thereafter be reflected in the calculation of a Fund's net asset value. If the security is issued, the cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

                           MANAGEMENT OF THE COMPANY

  The Directors and executive officers of the Company and their ages and principal occupations for at least the last five years are set forth below. Unless otherwise noted, the address of each executive officer and director is P.O. Box 9011, Princeton, New Jersey 08543-9011.

  Arthur Zeikel (64)--President and Director(1)(2)--President of the Investment Adviser (which term as used herein includes its corporate predecessors) since 1977; President of Fund Asset Management, L.P. ("FAM") (which term as used herein includes its corporate predecessors) since 1977; President and Director of Princeton Services, Inc. ("Princeton Services") since 1993; Executive Vice President of Merrill Lynch & Co., Inc. ("ML&Co.") since 1990; Director of the Merrill Lynch Funds Distributor, Inc. (the "Distributor").

  Walter Mintz (68)--Director--1114 Avenue of the Americas, New York, New York 10036. Special Limited Partner of Cumberland Partners (investment partnership) since 1982.

  Melvin R. Seiden (67)--Director--780 Third Avenue, Suite 2502, New York, New York 10017. Director of Silbanc Properties, Ltd. (real estate, consulting and investments) since 1996 and President thereof since 1987; Chairman and President of Seiden & de Cuevas, Inc. (private investment firm) from 1964 to 1987.

  Stephen B. Swensrud (63)--Director--24 Federal Street, Suite 400, Boston, Massachusetts 02110. Chairman of Fernwood Associates (financial consultants) since 1996 and Principal thereof since 1975.

  Joe Grills (62)--Director--183 Soundview Lane, New Canaan, Connecticut 06840. Member of the Committee of Investment of Employee Benefit Assets of the Financial Executives Institute ("CIEBA") since 1986, member of CIEBA's Executive Committee since 1988 and its Chairman from 1991 to 1992; Assistant Treasurer of International Business Machines Incorporated ("IBM") and Chief Investment Officer of IBM Retirement Funds from 1986 until 1993; Member of the Investment Advisory Committee of the State of New York Common Retirement Fund; Director, Duke Management Company since 1993; Director, LaSalle Street Fund since 1995; Director, Kimco Realty Corporation since January 1997.

  Robert S. Salomon, Jr. (60)--Director--106 Dolphin Cove Quay, Stamford, Connecticut 06902. Principal of STI Management (investment adviser); Director, Common Fund and the Norwalk Community Technical College Foundation; Chairman and CEO of Salomon Brothers Asset Management from 1992 until 1995; Chairman of Salomon Brothers equity mutual funds from 1992 until 1995; Director of Stock Research and U.S. Equity Strategist at Salomon Brothers from 1975 until 1991.

  Terry K. Glenn (56)--Executive Vice President(1)(2)--Executive Vice President of the Investment Adviser and FAM since 1983; Executive Vice President and Director of Princeton Services since 1993; President of the Distributor since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988.

  Norman Harvey (63)--Senior Vice President(1)(2)--Senior Vice President of the Investment Adviser and FAM since 1982.

  Peter A. Lehman (38)--Senior Vice President(1)(2)--Vice President of the Investment Adviser since 1994 and employee of the Investment Adviser since 1992.

  Joseph T. Monagle, Jr. (48)--Senior Vice President(1)(2)--Senior Vice President of the Investment Adviser since 1990; Vice President of MLAM from 1978 to 1990.

  Donald C. Burke (36)--Vice President(1)(2)--Vice President of the Investment Adviser since 1990.

  Vincent T. Lathbury, III (56)--Vice President(1)(2)--Vice President of the Investment Adviser and FAM and Portfolio Manager of the Investment Adviser and FAM since 1982.

  Thomas R. Robinson (53)--Vice President(1)(2)--Senior Portfolio Manager of the Investment Adviser since November 1995; Manager of International Equity Strategy of ML&Co.'s Global Securities Research and Economics Group from 1989 to 1995.

  Kevin Rendino (30)--Vice President(1)(2)--Vice President of the Investment Adviser since December 1993; Senior Research Analyst from 1990 to 1992; Corporate Analyst from 1988 to 1990.

  Walter D. Rogers (54)--Vice President(1)(2)--Vice President of the Investment Adviser since 1987; Vice President of Continental Insurance Asset Management from 1984 to 1987.

  Grace Pineda (40)--Vice President(1)(2)--Vice President of the Investment Adviser since 1989. Prior to joining the Investment Adviser, Ms. Pineda was a portfolio manager with Clemente Capital, Inc.

  Andrew John Bascand (33)--Vice President(1)(2)--Director of Merrill Lynch Asset Management U.K. Limited since 1993 and Director of Merrill Lynch Global Asset Management Limited since 1994; Senior Economist of A.M.P. Asset Management plc in London from 1992 to 1993 and Chief Economist of A.M.P. Investments (NZ) in New Zealand from 1989 to 1991; Economic Adviser to the Chief Economist of the Reserve Bank of New Zealand from 1987 to 1989.

  Robert Parish (42)--Vice President(1)(2)--Vice President and Portfolio Manager of the Investment Adviser since 1991; Portfolio Manager of Templeton International from 1986 to 1991 and Vice President thereof from 1989.

  Jay C. Harbeck (62)--Vice President(1)(2)--Vice President of the Investment Adviser since 1986.

  Jacqueline Rogers (38)--Vice President(1)(2)--Vice President of the Investment Adviser since January 1986.

  Aldona A. Schwartz (48)--Vice President(1)(2)--Vice President of the Investment Adviser since 1991 and an employee of the Investment Adviser since 1986.

  Sean Casey (41)--Vice President--Vice President of the Investment Adviser since 1995; Chief Investment Officer, Chase Asset Management from 1990 to 1995.

  P. Valle (39)--Vice President--Vice President of the Investment Adviser since 1992.

  Gerald M. Richard (47)--Treasurer(1)(2)--Senior Vice President and Treasurer of the Investment Adviser and FAM since 1984; Treasurer of the Distributor since 1984 and Vice President since 1981; and Senior Vice President and Treasurer of Princeton Administrators, Inc. since 1988.

  Ira P. Shapiro (34)--Secretary(1)(2)--Vice President of the Investment Adviser since 1997 and Attorney associated with the Investment Adviser and FAM since 1993. Prior to 1993 Mr. Shapiro was an attorney in private practice.

--------
(1) Interested person, as defined in the Investment Company Act of 1940, of the Company.

(2) The Officers of the Company are officers of certain other investment companies for which the Investment Adviser or FAM acts as investment adviser.

  The following table sets forth for the fiscal year ended December 31, 1996, compensation paid by the Fund to the non-interested Directors and for the calendar year ended December 31, 1996, the aggregate compensation paid by all investment companies (including the Company) advised by the Investment Adviser and its affiliate, FAM ("MLAM/FAM Advised Funds") to the non-interested
Directors:

                                          PENSION OR RETIREMENT  TOTAL COMPENSATION FROM
                              AGGREGATE     BENEFITS ACCRUED           COMPANY AND
                             COMPENSATION      AS PART OF            MLAM/FAM ADVISED
       NAME OF DIRECTOR      FROM COMPANY    COMPANY EXPENSE    FUNDS PAID TO DIRECTORS(1)
       ----------------      ------------ --------------------- --------------------------
   Walter Mintz(1).........    $20,000            NONE                   $164,000
   Melvin R. Seiden(1).....    $20,000            NONE                   $164,000
   Stephen B. Swensrud(1)..    $17,500            NONE                   $154,250
   Joe Grills(1)...........    $20,000            NONE                   $164,000
   Robert S. Salomon,
    Jr.(1).................    $18,750            NONE                   $187,167

--------
(1) The Directors serve on the boards of other MLAM/FAM Advised Funds as follows: Mr. Grills (18 registered investment companies consisting of 37 portfolios); Mr. Mintz (18 registered investment companies consisting of 37 portfolios); Mr. Salomon (18 registered investment companies consisting of 37 portfolios); Mr. Seiden (18 registered investment companies consisting of 38 portfolios); and Mr. Swensrud (24 registered investment companies consisting of 52 portfolios).

  Mr. Zeikel and the officers of the Company owned on March 31, 1997 in the aggregate less than 1% of the outstanding Common Stock of Merrill Lynch & Co., Inc. The Company has an Audit Committee consisting of all of the directors of the Company who are not interested persons of the Company.

  Pursuant to the terms of the Investment Advisory Agreements, the Investment Adviser pays all compensation of officers and employees of the Company as well as the fees of all directors of the Company who are affiliated persons of Merrill Lynch & Co., Inc. or its subsidiaries. The fees payable by the Company to non-interested directors are $5,000 per year plus $1,250 per quarterly meeting of the Board of Directors attended, $5,000 per year for serving on the Audit Committee of the Board of Directors plus $1,250 per meeting of the Audit Committee attended if such meeting is held on a day other than a day on which the Board of Directors meets, and reimbursement of out-of-pocket expenses. For the year ended December 31, 1996, such fees and expenses aggregated $88,545.

                       INVESTMENT ADVISORY ARRANGEMENTS

  The Company has entered into seven separate investment advisory agreements (the "Investment Advisory Agreements") relating to the Funds with the Investment Adviser, which is a wholly owned subsidiary of Merrill Lynch & Co., Inc. The principal business address of the Investment Adviser is 800 Scudders Mill Road, Plainsboro, New Jersey 08536. The Investment Adviser and FAM currently act as the investment adviser to over 130 other registered investment companies.

  The principal executive officers and directors of the Investment Adviser are Arthur Zeikel, President; Terry K. Glenn, Executive Vice President; Vincent R. Giordano, Senior Vice President; Elizabeth Griffin, Senior Vice President; Norman R. Harvey, Senior Vice President; Michael J. Hennewinkel, Senior Vice President; N. John Hewitt, Senior Vice President; Philip L. Kirstein, Senior Vice President, General Counsel, Director and Secretary; Ronald M. Kloss, Senior Vice President and Controller; Richard L. Reller, Senior Vice President; Stephen M. M. Miller, Senior Vice President; Joseph T. Monagle, Senior Vice President; Michael L. Quinn, Senior Vice President; Gerald M. Richard, Senior Vice President and Treasurer; Ronald L. Welburn, Senior Vice President; and Anthony Wiseman, Senior Vice President.

  Securities held by any Fund may also be held by other funds for which the Investment Adviser or FAM acts as an adviser or by investment advisory clients of the Investment Adviser. Because of different investment objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales of securities for any Fund or other funds for which the Investment Adviser or FAM acts as investment adviser or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser or FAM during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

  Advisory Fee. As compensation for its services to the Company and its Funds, the Investment Adviser receives a fee from the Company at the end of each month at an annual rate of 0.75% of the average daily net assets of the Equity Growth Fund and International Equity Focus Fund, 0.65% of the average daily net assets of each of the Natural Resources Focus Fund and Global Strategy Focus Fund, 0.55% of the average daily net assets of the American Balanced Fund, 0.50% of the average daily net assets of the Domestic Money Market Fund and Government Bond Fund, 0.60% of the average daily net assets of the Basic Value Focus Fund, Global Bond Focus Fund and Global Utility Focus Fund, 1.00% of the average daily net assets of the Developing Capital Markets Focus Fund, 0.30% of the average daily net assets of the Index 500 Fund and at the following annual rates with respect to the other Funds:

RESERVE ASSETS FUND

  Portion of average daily value of net assets of the Fund:

                                                                        ADVISORY
                                                                          FEE
                                                                        --------
     Not exceeding $500 million........................................  0.500%
     In excess of $500 million but not exceeding $750 million..........  0.425%
     In excess of $750 million but not exceeding $1 billion............  0.375%
     In excess of $1 billion but not exceeding $1.5 billion............  0.350%
     In excess of $1.5 billion but not exceeding $2 billion............  0.325%
     In excess of $2 billion but not exceeding $2.5 billion............  0.300%
     In excess of $2.5 billion.........................................  0.275%

QUALITY EQUITY FUND

  Portion of average daily value of net assets of the Fund:

     Not exceeding $250 million.......................................... 0.500%
     In excess of $250 million but not exceeding $300 million............ 0.450%
     In excess of $300 million but not exceeding $400 million............ 0.425%
     In excess of $400 million........................................... 0.400%

PRIME BOND FUND AND HIGH CURRENT INCOME FUND

  Portion of aggregate average daily value of net assets of both Funds:

                                                            ADVISORY FEE
                                                       -----------------------
                                                       HIGH CURRENT PRIME BOND
                                                       INCOME FUND     FUND
                                                       ------------ ----------
Not exceeding $250 million............................     0.55%       0.50%
In excess of $250 million but not more than $500 mil-
 lion.................................................     0.50%       0.45%
In excess of $500 million but not more than $750 mil-
 lion.................................................     0.45%       0.40%
In excess of $750 million.............................     0.40%       0.35%

  These fee rates are applied to the average daily net assets of each Fund, with the reduced rates shown below applicable to portions of each Fund to the extent that the aggregate of the average daily net assets of the combined Fund exceed $250 million, $300 million, $400 million and $800 million (each such amount being a "breakpoint level"). The portion of the assets of a Fund to which the rate at each breakpoint level applies will be determined on a "uniform percentage" basis. The uniform percentage applicable to a breakpoint level is determined by dividing the amount of the aggregate of the average daily net assets of the combined Fund that falls within that breakpoint level by the aggregate of the average daily net assets of the combined Fund. The amount of the fee for a Fund at each breakpoint level is determined by multiplying the average daily net assets of that Fund by the uniform percentage applicable to that breakpoint level and multiplying the product by the advisory fee rate.

  The Investment Adviser and Merrill Lynch Life Agency, Inc. ("MLLA") entered into two reimbursement agreements, dated April 30, 1985 and February 11, 1992 (the "Reimbursement Agreements"), that provide that the expenses paid by each Fund (excluding interest, taxes, brokerage fees and commissions and extraordinary charges such as litigation costs) will be limited to 1.25% of its average net assets. Any expenses in excess of this percentage will be reimbursed to the Fund by the Investment Adviser which, in turn, will be reimbursed by MLLA. The Reimbursement Agreements may be amended or terminated by the parties thereto upon prior written notice to the Company. For the fiscal year ended December 31, 1994, the Investment Adviser earned fees of $16,313,767 from the Company and reimbursed $8,915 for the Developing Capital Markets Focus Fund, $55,475 for the International Bond Fund (now part of the Global Bond Focus Fund) and $50,942 for the Government Bond Fund. For the fiscal year ended December 31, 1995, the Investment Adviser earned fees of $21,376,742 and reimbursed $49,477 for the Developing Capital Markets Focus Fund, $190,005 for the Government Bond Fund, and $112,261 for the International Bond Fund (now part of the Global Bond Focus Fund). Except to the extent required pursuant to the aforementioned agreements, the Investment Adviser does not intend to reimburse the Global Bond Focus Fund for such Fund's operating expenses. For the fiscal year ended December 31, 1996, the Investment Adviser earned fees of $765,718 for the Developing Capital Markets Focus Fund of which $52,388 was voluntarily waived, $297,926 for the Government Bond Fund of which $264,214 was voluntarily waived, and $1,638 for the Index 500 Fund, all of which was voluntarily waived. In addition, the Investment Adviser has also reimbursed the Index 500 Fund $1,651 in additional expenses.

  The Investment Advisory Agreements relating to the Company's Funds, unless earlier terminated as described below, will continue in effect from year to year if approved annually (a) by the Board of Directors of the Company or by a majority of the outstanding shares of the respective Funds, and (b) by a majority of the directors who are not parties to such contracts or interested persons (as defined in the Investment Company Act of 1940) of any such party. The Board of Directors of the Company approved the continuation of the Investment

Advisory Agreements relating to all Funds, other than the Index 500 Fund, at a meeting held on March 26, 1997. The Board of Directors of the Company approved the Investment Advisory Agreement relating to the Index 500 Fund at a meeting held on October 16, 1996. The Investment Advisory Agreements are not assignable and may be terminated without penalty on 60 days' written notice at the option of either party or by the vote of the shareholders of the respective Funds.

  The Investment Adviser has entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with MLAM U.K., an indirect wholly owned subsidiary of ML & Co., and an affiliate of the Investment Adviser, pursuant to which the Investment Adviser pays MLAM U.K. a fee for providing investment advisory services to the Investment Adviser with respect to the Funds in an amount to be determined from time to time by the Investment Adviser and MLAM U.K. but in no event in excess of the amount that the Investment Adviser actually receives for providing services to the Funds pursuant to the Investment Advisory Agreement.

  The Investment Adviser has entered into administrative services agreements with certain Insurance Companies, including MLLIC and ML of New York, pursuant to which the Investment Adviser compensates such companies for administrative responsibilities relating to the Company which are performed by such Insurance Companies.

  Payment of Expenses. The Investment Advisory Agreements obligate the Investment Adviser to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of the Company connected with investment and economic research, trading and investment management of the Funds, as well as the fees of all directors of the Company who are affiliated persons of Merrill Lynch & Co., Inc. or any of its subsidiaries. Each Fund will pay all other expenses incurred in its operation, including a portion of the Company's general administrative expenses allocated on the basis of the Fund's asset size. Expenses that will be borne directly by the Funds include redemption expenses, expenses of portfolio transactions, shareholder servicing costs, expenses of registering the shares under federal and state securities laws, pricing costs (including the daily calculation of net asset value), interest, certain taxes, charges of the Custodian and Transfer Agent and other expenses attributable to a particular Fund. Expenses which will be allocated on the basis of size of the respective Funds include directors' fees, legal expenses, state franchise taxes, auditing services, costs of printing proxies and stock certificates, Securities and Exchange Commission fees, accounting costs and other expenses properly payable by the Company and allocable on the basis of size of the respective Funds. Accounting services are provided for the Company by the Investment Adviser, and the Company reimburses the Investment Adviser for its costs in connection with such services. For the fiscal year ended December 31, 1996, the amount of such reimbursement was $903,975. Depending upon the nature of the lawsuit, litigation costs may be directly applicable to the Funds or allocated on the basis of the size of the respective Funds. The Board of Directors has determined that this is an appropriate method of allocation of expenses.

                       DETERMINATION OF NET ASSET VALUE

  As set forth in the Prospectus, since the net investment income of the Domestic Money Market and Reserve Assets Funds (including realized gains and losses on its portfolio securities) is declared as a dividend each time the net income of the Funds are determined (see "Dividends, Distributions and Taxes"), the net asset value per share of the Funds normally remains at $1.00 per share immediately after each such determination and dividend declaration. The Board of Directors of the Company expects that the Domestic Money Market and Reserve Assets Funds will have a positive net income at the time of each determination. If for any reason the net income of either Fund is a negative amount (i.e., net realized and unrealized losses and expenses exceed interest income), that Fund will reduce the number of its outstanding shares. This reduction will be effected by having the Separate Accounts of the Insurance Companies proportionately contribute to the capital of the Fund the necessary shares that represent the amount of the excess upon such determination. It is anticipated that the Insurance Companies will agree to such contribution in these circumstances. Any such contribution will be treated as a negative dividend for purposes of the Net Investment Factor under the Contracts described in the Prospectus for the Contracts. See "Dividends, Distributions and Taxes" for a discussion of the tax effect of such a reduction. This procedure will permit the net asset value per share of the Domestic Money Market and Reserve Assets Funds to be maintained at a constant value of $1.00 per share.

  If in the view of the Board of Directors of the Company it is inadvisable to continue the practice of maintaining the net asset value of the Domestic Money Market and Reserve Assets Funds at $1.00 per share, the Board of Directors of the Company reserves the right to alter the procedure. The Company will notify the Insurance Companies of any such alteration.

  Each of the International Equity Focus Fund, Global Utility Focus Fund, Global Bond Focus Fund and Developing Capital Markets Focus Fund may invest a substantial portion of its assets in foreign securities which are traded on days on which such Fund's net asset value is not computed. On any such day, shares of such a Fund may not be purchased or redeemed since shares of a Fund may only be purchased or redeemed on days on which the Fund's net asset value is computed.

  As set forth in the Prospectus, securities held by the Domestic Money Market and Reserve Assets Funds with a remaining maturity of 60 days or less are valued on an amortized cost basis, unless particular circumstances dictate otherwise. Under this method of valuation, the security is initially valued at cost on the date of purchase (or in the case of securities purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity); and thereafter the Domestic Money Market and Reserve Assets Funds assume a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. For purposes of this method of valuation, the maturity of a variable rate certificate of deposit is deemed to be the next coupon date on which the interest rate is to be adjusted. If, due to the impairment of the creditworthiness of the issuer of a security held by either Fund or to other factors with respect to such security, the fair value of such security is not fairly reflected through the amortized cost method of valuation, such security will be valued at fair value as determined in good faith by the Board of Directors.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

  If the securities in which a particular Fund of the Company invests are traded primarily in the over-the-counter market, where possible, the Fund will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principals for their own account. On occasions, securities may be purchased directly from the issuer. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of each Fund will primarily consist of brokerage commissions or underwriter or dealer spreads. Under the Investment Company Act of 1940, persons affiliated with the Company are prohibited from dealing with the Company as a principal in the purchase and sale of the Company's portfolio securities unless an exemptive order allowing such transactions is obtained from the Securities and Exchange Commission. Since over-the-counter transactions are usually principal transactions, affiliated persons of the Company, including Merrill Lynch Government Securities Inc. ("GSI"), Merrill Lynch Money Markets Inc. ("MMI") and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), may not serve as the Company's dealer in connection with such transactions except pursuant to exemptive orders from the Securities and Exchange Commission, such as the one described below. However, affiliated persons of the Company may serve as its broker in over-the-counter transactions conducted on an agency basis, subject to the Company's policy of obtaining best price and execution. The Company may not purchase securities from any underwriting syndicate of which Merrill Lynch is a member except in accordance with rules and regulations under the Investment Company Act of 1940.

  The Securities and Exchange Commission has issued an exemptive order permitting the Company to conduct principal transactions with respect to the Domestic Money Market and Reserve Assets Funds with GSI and MMI in U.S. Government and government agency securities, and certain other money market securities, subject to a number of conditions, including conditions designed to insure that the prices to the Funds available from GSI and MMI are equal to or better than those available from other sources. GSI and MMI have informed the Company that they will in no way, at any time, attempt to influence or control the activities of the Company or the Investment Adviser in placing such principal transactions. The exemptive order allows GSI and MMI to receive a dealer spread on any transaction with the Company no greater than their customary dealer spreads for transactions of the type involved. Certain court decisions have raised questions as to whether investment companies should seek to "recapture" brokerage commissions and underwriting and dealer spreads by effecting their purchases and sales through affiliated entities. In order to effect such an arrangement, the Company would be required to seek an exemption from the Investment Company Act so that it could engage in principal transactions with affiliates. The Board of Directors has considered the possibilities of seeking to recapture spreads for the benefit of the Company and, after reviewing all factors deemed relevant, has made a determination not to seek such recapture at this time. The Board will reconsider this matter from time to time. The Company will take such steps as may be necessary to effect recapture, including the filing of applications for exemption under the Investment Company Act of 1940, if the Directors should determine that recapture is in the best interests of the Company or otherwise required by developments in the law.

  While the Investment Adviser seeks to obtain the most favorable net results in effecting transactions in the Funds' portfolio securities, dealers who provide supplemental investment research of the Investment Adviser may receive orders for transactions by the Funds. Such supplemental research services ordinarily consist of assessments and analysis of the business or prospects of a company, industry or economic sector. If, in the judgement of the Investment Adviser, a particular Fund or Funds will be benefited by such supplemental research services, the Investment Adviser is authorized to pay spreads or commissions to brokers or dealers furnishing such services which are in excess of spreads or commissions which another broker or dealer may charge for the same transaction. Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Adviser under the Investment Advisory Agreements. The expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. In some cases, the Investment Adviser may use such supplemental research in providing investment advice to its other investment advisory accounts. For the fiscal year ended December 31, 1995, the Company paid brokerage commissions of $5,789,335, of which $264,999 was paid to Merrill Lynch. For the fiscal year ended December 31, 1996, the Company paid brokerage commissions of $6,656,814 of which $266,405 was paid to Merrill Lynch.

PORTFOLIO TURNOVER

  Each Fund has a different expected rate of portfolio turnover; however, rate of portfolio turnover will not be a limiting factor when management of the Company deems it appropriate to purchase or sell securities for a Fund. Because of the short-term nature of the securities in which the Domestic Money Market and Reserve Assets Funds will invest, and because such Funds' investments will be constantly changing in response to market conditions, no portfolio turnover rate may be accurately stated for the Domestic Money Market and Reserve Assets Funds.

  Below are portfolio turnover rates for each of the Funds for the fiscal years ended December 31, 1996 and December 31, 1995:

                                                                1996      1995
                                                               -------   -------
   American Balanced Fund..................................... 236.50%    38.40%
   Basic Value Focus Fund.....................................  68.41%    74.10%
   Developing Capital Markets Focus Fund......................  87.33%    62.53%
   Equity Growth Fund.........................................  80.84%    96.79%
   Global Bond Focus Fund*.................................... 267.13%   132.57%
   Global Strategy Focus Fund*................................ 173.44%    27.23%
   Global Utility Focus Fund..................................  11.39%    11.05%
   Government Bond Fund*......................................  21.23%    45.39%
   High Current Income Fund...................................  48.92%    41.60%
   International Equity Focus Fund............................  49.87%   100.02%
   Natural Resources Focus Fund...............................  31.11%    30.15%
   Prime Bond Fund............................................  91.88%    90.12%
   Quality Equity Fund........................................  88.30%   140.32%
   Index 500 Fund.............................................    .04%**     --

--------
* In connection with a reorganization on December 6, 1996 conducted by the Company with respect to certain of its Funds, the Company, with the approval of the affected shareholders of the Funds, caused (i) Global Bond Focus Fund (a) to acquire substantially all of the assets and assume substantially all the liabilities of the International Bond Fund, a separate Fund of the Company, (b) to implement a change in its investment objective and policies from seeking high current income from a global portfolio of fixed income securities, including non-investment grade securities, to seeking a high total investment return by investing in a global portfolio of investment grade fixed income securities and (c) to change its name from the World Income Focus Fund to its current name; (ii) the Government Bond Fund (x) to implement a change in its investment objective so that the Fund may invest in any debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities without regard to remaining maturity and (y) to change its name from the Intermediate Government Bond Fund to its current name; and (iii) the Global Strategy Focus Fund to acquire substantially all of the assets and assume substantially all the liabilities of the Flexible Strategy Fund, a separate Fund of the Company. As a result, the portfolio turnover rates for the fiscal years set forth in the table for the Global Bond Focus Fund, the Global Strategy Focus Fund and the Government Bond Fund may not be indicative of future portfolio turnover rates of such Funds.
** For the period from December 13, 1996 (commencement of operations) to December 31, 1996.

                             REDEMPTION OF SHARES

  The right to redeem shares or to receive payment with respect to any redemption may only be suspended for any period during which trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such Exchange is closed (other than customary weekend and holiday closings), for any period during which an emergency exists as defined by the Securities and Exchange Commission as a result of which disposal of portfolio securities or determination of the net asset value of each Fund is not reasonably practicable, and for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of each Fund.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

  Reference is made to "Dividends, Distributions and Taxes" in the Prospectus.

FEDERAL INCOME TAXES

  Under the Internal Revenue Code of 1986, as amended (the "Code"), each Fund of the Company will be treated as a separate corporation for federal income tax purposes and, thus, each Fund is required to satisfy the qualification requirements under the Code for treatment as a regulated investment company. There will be no offsetting of capital gains and losses among the Funds. Each Fund intends to continue to qualify as a regulated investment company under certain provisions of the Code. Under such provisions, a Fund will not be subject to federal income tax on such part of its net ordinary income and net realized capital gains which it distributes to shareholders. To qualify for treatment as a regulated investment company, a Fund must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities and derive less than 30% of its gross income in each taxable year from the gains (without deduction for losses) from the sale or other disposition of stocks, securities, certain options, futures or forward contracts and certain foreign currencies held for less than three months. In addition, the Code requires that each Fund meet certain diversification requirements, including the requirement that not more than 25% of the value of a Fund's total assets be invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer.

Each of the Company's Funds, including the Natural Resources Focus Fund, intends to comply with the above-described requirements.

  On occasion, some amount of the distributions of the Domestic Money Market Fund or the Reserve Assets Fund for a fiscal year may constitute a return of capital, in which case such amount would be applied against and reduce the Separate Account's tax basis in shares of such Fund. If such amount were to exceed the Separate Account's tax basis for shares of the Domestic Money Market Fund or the Reserve Assets Fund, the excess would be treated as gain from the sale or exchange of such shares.

  On occasion the net income of the Domestic Money Market Fund or the Reserve Assets Fund may be a negative amount as a result of a net decline in the value of the portfolio securities of the Fund which is in excess of the interest earned. Consequently, the Fund will reduce the number of its outstanding shares to reflect the negative net income. The adjustment may result in gross income to shareholders in excess of the net dividend credited to such shareholders for a period. In such a case, such shareholders' tax basis in the shares of the Domestic Money Market Fund or the Reserve Assets Fund may be adjusted to reflect the difference between taxable income and net dividends actually distributed. Such difference may be realized as a capital loss when the shares are liquidated.

  The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and these Regulations are subject to change by legislative or administrative action, and such change may apply retroactively.

                           DISTRIBUTION ARRANGEMENTS

  The Company has entered into a distribution agreement (the "Distribution Agreement") with Merrill Lynch Funds Distributor, Inc. with respect to the sale of the Company's shares to the Distributor for resale to Insurance Companies' accounts. Such shares will be sold at their respective net asset values and therefore will involve no sales charge. The Distributor is a wholly owned subsidiary of the Investment Adviser. The continuation of the Distribution Agreement was approved by the Company's Board of Directors at a meeting held on March 26, 1997 and will continue in effect until June 30, 1998.

  The Distribution Agreement is subject to the same renewal requirements and termination provisions as the Investment Advisory Agreements described above.

                               PERFORMANCE DATA

  From time to time the average annual total return and other total return data, as well as yield, of one or more of the Company's Funds may be included in advertisements or information furnished to present or prospective Contract Owners. Total return and yield figures are based on the Fund's historical performance and are not intended to indicate future performance. Average annual total return and yield are determined in accordance with formulas specified by the Securities and Exchange Commission. In connection with its reorganization on December 6, 1996, the Global Bond Focus Fund (i) acquired substantially all of the assets and assumed substantially all the liabilities of the International Bond Fund, a separate Fund of the Company, (ii) implemented a change in its investment objective and policies from seeking high current income from a global portfolio of fixed income securities, including non-investment grade securities, to seeking a high total investment return by investing in a global portfolio of investment grade fixed income securities and (iii) changed its name from the World Income Focus Fund to its current name. For the period from the commencement of the World Income Focus Fund's operations through its reorganization on December 6, 1996, the portfolio of the Fund included debt securities rated below investment grade (i.e., junk bonds). On December 6, 1996, the Government Bond Fund (i) implemented a change in its investment objective so that the Fund may invest in any debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities without regard to remaining maturity and (ii) changed its name from the Intermediate Government Bond Fund to its current name.

For the period from the commencement of the Fund's operations through December 6, 1996, the portfolio of the Intermediate Government Bond Fund consisted primarily of intermediate-term debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities with a maximum maturity not to exceed fifteen years. As a result of the foregoing changes in the investment objective of each of the Global Bond Focus Fund and the Government Bond Fund, the performance information set forth herein and in the Prospectus for the period prior to December 6, 1996 may not be indicative of future performance of each Fund.

  Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses.

  The Reserve Assets Fund and the Domestic Money Market Fund normally compute annualized yield by determining the net change for a seven-day base period, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365 and then dividing by seven. Under this calculation, the yield does not reflect realized and unrealized gains and losses on portfolio securities. The Funds may also include its yield in advertisements, calculated in the same manner as set forth above but including realized and unrealized gains and losses. The Securities and Exchange Commission also permits the calculation of a standardized effective or compounded yield. This is computed by compounding the unannualized base period return by dividing the base period by seven, adding one to the quotient, raising the sum to the 365th power, and subtracting one from the result. This compounded yield calculation also excludes realized or unrealized gains or losses on portfolio securities.

  Set forth below is average annual total return information for the shares of each of the Company's Funds, other than the Reserve Assets Fund and Domestic Money Market Fund. The total return quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the Separate Account level which, if included, would decrease total return.

                          AVERAGE ANNUAL TOTAL RETURN

                                                               REDEEMABLE VALUE
                                              EXPRESSED AS A   OF A HYPOTHETICAL
                                             PERCENTAGE BASED  $1,000 INVESTMENT
                                             ON A HYPOTHETICAL    AT THE END
                                             $1,000 INVESTMENT   OF THE PERIOD
                                             ----------------- -----------------
PRIME BOND FUND:
One Year Ended December 31, 1996............        2.21%          $1,022.10
Five Years Ended December 31, 1996..........        7.04            1,404.90
Ten Years Ended December 31, 1996...........        7.68            2,095.50
HIGH CURRENT INCOME FUND:
One Year Ended December 31, 1996............       11.27%          $1,112.70
Five Years Ended December 31, 1996..........       12.21            1,778.70
Ten Years Ended December 31, 1996...........       11.42            2,948.00
QUALITY EQUITY FUND:
One Year Ended December 31, 1996............       17.90%          $1,179.00
Five Years Ended December 31, 1996..........       10.94            1,680.20
Ten Years Ended December 31, 1996...........       12.50            3,246.10
EQUITY GROWTH FUND:
One Year Ended December 31, 1996............        8.11%          $1,081.10
Five Years Ended December 31, 1996..........       11.38            1,713.80
Ten Years Ended December 31, 1996...........        7.83            2,124.80

                                                              REDEEMABLE VALUE
                                             EXPRESSED AS A   OF A HYPOTHETICAL
                                            PERCENTAGE BASED  $1,000 INVESTMENT
                                            ON A HYPOTHETICAL    AT THE END
                                            $1,000 INVESTMENT   OF THE PERIOD
                                            ----------------- -----------------
INDEX 500 FUND:
December 13, 1996 (commencement of opera-
tions)*
Through December 31, 1996..................        1.70%          $1,017.00
NATURAL RESOURCES FOCUS FUND:
One Year Ended December 31, 1996...........       13.52%          $1,135.20
Five Years Ended December 31, 1996.........        7.76            1,452.80
Inception* Through December 31, 1996.......        5.35            1,564.10
AMERICAN BALANCED FUND:
One Year Ended December 31, 1996...........        9.73%          $1,097.30
Five Years Ended December 31, 1996.........        8.79            1,524.10
Inception* Through December 31, 1996.......       10.12            2,288.30
GLOBAL STRATEGY FOCUS FUND:
One Year Ended December 31, 1996...........       13.17%          $1,131.70
Inception* Through December 31, 1996.......        9.21            1,532.00
BASIC VALUE FOCUS FUND:
One Year Ended December 31, 1996...........       20.69%          $1,206.90
Inception* Through December 31, 1996.......       16.32            1,697.60
GLOBAL BOND FOCUS FUND:
One Year Ended December 31, 1996...........        8.02%          $1,080.20
Inception* Through December 31, 1996.......        7.27            1,278.70
GLOBAL UTILITY FOCUS FUND:
One Year Ended December 31, 1996...........       12.96%          $1,129.60
Inception* Through December 31, 1996.......        9.47            1,372.90
INTERNATIONAL EQUITY FOCUS FUND:
One Year Ended December 31, 1996...........        6.62%          $1,066.20
Inception* Through December 31, 1996.......        6.51            1,247.20
DEVELOPING CAPITAL MARKETS FOCUS FUND:
One Year Ended December 31, 1996...........       10.59%          $1,105.90
Inception* Through December 31, 1996.......        1.49            1,040.30
GOVERNMENT BOND FUND:
One Year Ended December 31, 1996...........        2.86%          $1,028.60
Inception* Through December 31, 1996.......        7.15            1,202.30

--------
* Inception for Natural Resources Focus Fund is June 1, 1988; American Balanced Fund is June 1, 1988; and Global Strategy Focus Fund is February 28, 1992; Basic Value Focus Fund is July 1, 1993; Global Bond Focus Fund is July 1, 1993; Global Utility Focus Fund is July 1, 1993; International Equity Focus Fund is July 1, 1993; Developing Capital Markets Focus Fund is May 2, 1994; Government Bond Fund is May 2, 1994; and Index 500 Fund is December 13, 1996.

                             ADDITIONAL INFORMATION

  Under a separate agreement Merrill Lynch has granted the Company the right to use the "Merrill Lynch" name and has reserved the right to withdraw its consent to the use of such name by the Company at any time, or to grant the use of such name to any other company, and the Company has granted Merrill Lynch, under certain conditions, the use of any other name it might assume in the future, with respect to any corporation organized by Merrill Lynch.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Merrill Lynch Variable Series Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of American Balanced, Basic Value Focus, Developing Capital Markets Focus, Domestic Money Market, Equity Growth, Global Bond Focus, Global Strategy Focus, Global Utility Focus, Government Bond, High Current Income, Index 500, International Equity Focus, Natural Resources Focus, Prime Bond, Quality Equity, and Reserve Assets Funds of Merrill Lynch Variable Series Funds, Inc. as of December 31, 1996, the related statements of operations for the periods then ended and changes in net assets for each of the periods in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Funds's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996, by correspondence with the custodians and brokers or other alternative procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial positions of American Balanced, Basic Value Focus, Developing Capital Markets Focus, Domestic Money Market, Equity Growth, Global Bond Focus, Global Strategy Focus, Global Utility Focus, Government Bond, High Current Income, Index 500, International Equity Focus, Natural Resources Focus, Prime Bond, Quality Equity, and Reserve Assets Funds of Merrill Lynch Variable Series Funds, Inc. as of December 31, 1996, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
February 21, 1997

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.--American Balanced Fund
Schedule of Investments as of December 31, 1996
------------------------------------------------------------------------------

                                   Shares                                                          Value       Percent of
           Industry                 Held                 Common Stocks               Cost        (Note 1a)     Net Assets
  ---------------------------------------------------------------------------------------------------------------------
Aerospace                             24,000      Northrop Grumman Corp. .....   $  1,590,745   $  1,986,000        0.9%
                                      22,460      United Technologies
                                                    Corp. ....................        721,552      1,482,360        0.7
                                                                                 ------------   ------------     ------
                                                                                    2,312,297      3,468,360        1.6
---------------------------------------------------------------------------------------------------------------------
Auto & Truck                          26,000      General Motors Corp. .......      1,421,298      1,449,500        0.7
---------------------------------------------------------------------------------------------------------------------
Automobile Parts                      61,000      +Lear Corporation...........      2,043,500      2,081,625        1.0
---------------------------------------------------------------------------------------------------------------------
Banking                               58,500      Bank of New York, Co.,
                                                    Inc. .....................      1,383,399      1,974,375        0.9
                                       8,500      BankAmerica Corporation.....        869,637        847,875        0.4
                                      18,800      Citicorp....................      1,441,474      1,936,400        0.9
                                                                                 ------------   ------------     ------
                                                                                    3,694,510      4,758,650        2.2
---------------------------------------------------------------------------------------------------------------------
Building & Construction               35,900      Oakwood Homes Corp. ........        817,893        821,213        0.4
---------------------------------------------------------------------------------------------------------------------
Building Products                     59,500      Spieker Properties, Inc. ...      1,580,921   2,142,000...        1.0
---------------------------------------------------------------------------------------------------------------------
Chemicals                             25,000      +FMC Corporation............      1,771,815      1,753,125        0.8
                                      33,000      PPG Industries, Inc. .......      1,634,499      1,852,125        0.9
                                                                                 ------------   ------------     ------
                                                                                    3,406,314      3,605,250        1.7
---------------------------------------------------------------------------------------------------------------------
Computer                              24,000      +Compaq Computer
                                                    Corporation...............      1,774,301      1,782,000        0.8
---------------------------------------------------------------------------------------------------------------------
Computer Services                     29,000      +cisco Systems, Inc. .......      1,300,503      1,845,125        0.9
                                      12,000      International Business
                                                    Machines Corp. ...........      1,318,751      1,812,000        0.8
                                                                                 ------------   ------------     ------
                                                                                    2,619,254      3,657,125        1.7
---------------------------------------------------------------------------------------------------------------------
Computer Software                     39,750      +Oracle Corp. ..............      1,251,044      1,654,594        0.8
---------------------------------------------------------------------------------------------------------------------
Computer Technology                   41,000      +Gulfstream Aerospace
                                                    Corporation...............      1,012,865        994,250        0.5
---------------------------------------------------------------------------------------------------------------------
Congolomerates                        12,000      AlliedSignal Inc. ..........        882,039        804,000        0.4
---------------------------------------------------------------------------------------------------------------------
Consumer Goods                        12,000      Philip Morris Companies,
                                                    Inc. .....................      1,190,498      1,351,500        0.6
---------------------------------------------------------------------------------------------------------------------
Diversified                           43,500      Corning, Inc. ..............      1,231,615      2,011,875        0.9
---------------------------------------------------------------------------------------------------------------------
Electric & Gas                        83,100      Edison International........      1,548,607      1,651,612        0.8
---------------------------------------------------------------------------------------------------------------------
Electronic Equipment                  15,000      General Electric Co. .......      1,161,154      1,483,125        0.7
                                       9,400      Linear Technology
                                                    Corporation...............        385,494        411,250        0.2
                                                                                 ------------   ------------     ------
                                                                                    1,546,648      1,894,375        0.9
---------------------------------------------------------------------------------------------------------------------
Engineering & Construction            42,400      Foster Wheeler Corp. .......      1,786,990      1,574,100        0.7
---------------------------------------------------------------------------------------------------------------------
Financial Services                    36,500      American Express Company....      1,707,587      2,062,250        1.0
                                      49,000      First Data Corp. ...........      1,732,206      1,788,500        0.8
                                                                                 ------------   ------------     ------
                                                                                    3,439,793      3,850,750        1.8
---------------------------------------------------------------------------------------------------------------------
Food                                  52,000      Heinz (H.J.) Company........      1,702,574      1,859,000        0.9
---------------------------------------------------------------------------------------------------------------------
Hospital Management                   62,600      +Health Management
                                                    Associates, Inc. (Class
                                                    A)........................      1,414,154      1,408,500        0.7
---------------------------------------------------------------------------------------------------------------------
Industrial Equipment                  34,000      +American Standard
                                                    Companies, Inc. ..........      1,109,533      1,300,500        0.6
---------------------------------------------------------------------------------------------------------------------
Insurance                             16,000      Aetna Inc. .................      1,190,736      1,280,000        0.6
                                      33,300      Allstate Corp. .............      1,363,042      1,927,238        0.9
                                      28,000      UNUM Corporation............      1,787,306      2,023,000        1.0
                                                                                 ------------   ------------     ------
                                                                                    4,341,084      5,230,238        2.5
---------------------------------------------------------------------------------------------------------------------
Leisure/Tourism                       64,000      Brunswick Corporation.......      1,583,557      1,536,000        0.7
                                      11,105      TCI Pacific Communications
                                                    (Convertible Preferred)...      1,054,744      1,007,779        0.5
                                                                                 ------------   ------------     ------
                                                                                    2,638,301      2,543,779        1.2
---------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.--American Balanced Fund
Schedule of Investments as of December 31, 1996 (continued)
------------------------------------------------------------------------------

                                   Shares                                                          Value       Percent of
           Industry                 Held                 Common Stocks               Cost        (Note 1a)     Net Assets
  ---------------------------------------------------------------------------------------------------------------------
Machinery                             49,900      Deere & Co. ................   $  2,076,934   $  2,027,188        1.0%
---------------------------------------------------------------------------------------------------------------------
Natural Gas                           44,000      Enron Corp. ................      1,698,696      1,897,500        0.9
---------------------------------------------------------------------------------------------------------------------
Natural Gas Pipelines                 22,000      IMC Global, Inc.............        852,715        860,750        0.4
---------------------------------------------------------------------------------------------------------------------
Oil Services                          60,300      Dresser Industries, Inc.....      1,197,521      1,869,300        0.9
---------------------------------------------------------------------------------------------------------------------
Paper                                 20,300      Kimberly-Clark
                                                    Corporation...............      1,560,117      1,933,575        0.9
---------------------------------------------------------------------------------------------------------------------
Petroleum                             35,400      Pennzoil Co.................      1,462,787      2,000,100        0.9
                                      49,000      Unocal Corp. ...............      1,649,549      1,990,625        0.9
                                                                                 ------------   ------------     ------
                                                                                    3,112,336      3,990,725        1.8
---------------------------------------------------------------------------------------------------------------------
Pharmaceuticals                       34,900      Abbott Laboratories.........      1,110,169      1,771,175        0.8
                                      23,900      Merck & Co., Inc. ..........        734,284      1,894,075        0.9
                                                                                 ------------   ------------     ------
                                                                                    1,844,453      3,665,250        1.7
---------------------------------------------------------------------------------------------------------------------
Railroads                             18,500      Burlington Northern Santa Fe
                                                    Inc.......................      1,499,672      1,597,937        0.8
---------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trust          41,300      Prentiss Properties Trust...        844,062      1,032,500        0.5
---------------------------------------------------------------------------------------------------------------------
Recreation                            58,746      +Viacom, Inc. (Class B).....      2,151,340      2,048,767        1.0
---------------------------------------------------------------------------------------------------------------------
Retail                                48,000      Sears, Roebuck & Co. .......      2,003,303      2,214,000        1.0
---------------------------------------------------------------------------------------------------------------------
Retail--Drug Stores                   32,760      Rite Aid Corporation........        976,203      1,302,210        0.6
---------------------------------------------------------------------------------------------------------------------
Retail Specialty                      67,500      +Toys 'R' Us, Inc. .........      2,100,037      2,025,000        1.0
---------------------------------------------------------------------------------------------------------------------
Scientific Equipment                  25,000      Fisher Scientific
                                                    International, Inc. ......        783,673      1,178,125        0.6
---------------------------------------------------------------------------------------------------------------------
Software--Computer                    45,000      +BMC Software, Inc. ........      1,677,378      1,861,875        0.9
---------------------------------------------------------------------------------------------------------------------
Steel                                 52,000      AK Steel Holding Corp. .....      2,145,624      2,060,500        1.0
---------------------------------------------------------------------------------------------------------------------
Telecommunications                    75,000      +AirTouch Communications,
                                                    Inc. .....................      2,147,192      1,893,750        0.9
                                      20,000      Bell Atlantic Corp. ........      1,043,470      1,295,000        0.6
                                                                                 ------------   ------------     ------
                                                                                    3,190,662      3,188,750        1.5
---------------------------------------------------------------------------------------------------------------------
Travel & Lodging                      60,000      Carnival Corp. (Class A)....      1,697,029      1,980,000        0.9
---------------------------------------------------------------------------------------------------------------------
Utilities--Gas                        18,000      El Paso Natural Gas
                                                    Company...................        882,267        909,000        0.4
---------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks              77,060,055     89,537,748       42.2
---------------------------------------------------------------------------------------------------------------------
                                    Face
                                   Amount                     US Government & Agency Obligations
  ---------------------------------------------------------------------------------------------------------------------
US Government &                                   Federal National
Agency Obligations                                Mortgage Association:
                                 $ 4,352,547      6.00% due 6/01/2001.........      4,309,022      4,299,500        2.0
                                   9,546,755      6.00% due 6/06/2001.........      9,449,796      9,416,979        4.5
                                   5,818,867      6.00% due 2/01/2004.........      5,749,767      5,729,765        2.7
                                                  US Treasury Notes:
                                  18,550,000      5.00% due 1/31/1998.........     18,386,238     18,419,593        8.7
                                  24,225,000      6.25% due 4/30/2001.........     24,540,891     24,278,053       11.4
                                  30,000,000      7.25% due 5/15/2004.........     31,727,344     31,565,700       14.9
                                  24,075,000      7.00% due 7/15/2006.........     25,060,930     25,011,758       11.8
---------------------------------------------------------------------------------------------------------------------
                                                  Total US Government & Agency
                                                  Obligations                     119,223,988    118,721,348       56.0
---------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.--American Balanced Fund
Schedule of Investments as of December 31, 1996 (concluded)
------------------------------------------------------------------------------

                                    Face                                                           Value       Percent of
                                   Amount            Short-Term Securities           Cost        (Note 1a)     Net Assets
  ---------------------------------------------------------------------------------------------------------------------
Commercial Paper*                $   262,000      General Motors Acceptance
                                                    Corp., 7.50% due
                                                    1/02/1997.................   $    261,891   $    261,891        0.1%
                                   2,029,000      Preferred Receivable Funding
                                                    Corp., 5.65% due
                                                    1/15/1997.................      2,024,223      2,024,223        1.0
---------------------------------------------------------------------------------------------------------------------
                                                  Total Short-Term Securities       2,286,114      2,286,114        1.1
---------------------------------------------------------------------------------------------------------------------
                                                  Total Investments...........   $198,570,157    210,545,210       99.3
                                                                                 ============
                                                  Other Assets Less
                                                    Liabilities...............                     1,501,804        0.7
                                                                                                ------------     ------
                                                  Net Assets..................                  $212,047,014      100.0%
                                                                                                ============     ======
---------------------------------------------------------------------------------------------------------------------

  * Commercial Paper is traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.

  + Non-income producing security.

See Notes to Financial Statements.

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.--Basic Value Focus Fund
Schedule of Investments as of December 31, 1996
------------------------------------------------------------------------------

                                   Shares                                                          Value       Percent of
           Industry                 Held                     Stocks                  Cost        (Note 1a)     Net Assets
  ---------------------------------------------------------------------------------------------------------------------
Low Price to Book Value
---------------------------------------------------------------------------------------------------------------------
Metals--Non Ferrous                  375,000      ASARCO Inc. ................   $ 10,204,510   $  9,328,125        1.8%
Software--Computer                   400,000      +Advanced Micro Devices,
                                                    Inc.......................      5,528,488     10,300,000        2.0
Banking                              125,000      Bankers Trust New York
                                                    Corp. ....................      7,946,060     10,781,250        2.0
Home--Builders                       350,000      +Beazer Homes USA, Inc.
                                                    (b).......................      5,392,282      6,475,000        1.2
Retail                             1,700,000      +Charming Shoppes, Inc. ....      7,011,954      8,500,000        1.6
Savings & Loans                      753,100      Greater N.Y. Savings
                                                    Bank (b)..................      7,674,112     10,072,713        1.9
Conglomerates                        808,200      Hanson PLC (ADR) (a)........      6,795,411      5,455,350        1.0
Retail                             1,200,000      Hechinger Company
                                                    (Class A).................      5,038,275      2,400,000        0.5
Entertainment                        105,900      +ITT Corporation............      4,710,982      4,593,412        0.9
Software                             622,700      +Mentor Graphics
                                                    Corporation...............      6,403,414      6,071,325        1.2
Airlines                             800,000      +Mesa Airlines, Inc. .......      6,790,323      5,400,000        1.0
Technology                         1,150,000      +Micronics Computers,
                                                    Inc. (b)..................      4,168,442      2,228,125        0.4
Chemicals                            297,700      +Millennium Chemicals
                                                    Inc. .....................      6,093,804      5,284,175        1.0
Savings and Loans                    500,000      +PFF Bancorp, Inc. .........      5,715,000      7,312,500        1.4
Metals--Non Ferrous                  116,000      Phelps Dodge Corporation....      6,867,280      7,830,000        1.5
Computer Services                    801,800      Scitex Corp. Ltd. (ADR)
                                                    (a).......................     11,364,879      7,617,100        1.4
Beverage & Entertainment             200,000      Seagram Company
                                                    Ltd. (The)................      6,791,149      7,750,000        1.5
Technology                           150,000      +Storage Technology
                                                    Corp. ....................      5,098,314      7,143,750        1.4
Oil--Refiners                        700,000      Total Petroleum Ltd. .......      7,941,281      7,262,500        1.4
Healthcare                           900,000      +Transitional Hospitals
                                                    Co. ......................      7,924,083      8,662,500        1.6
Steel                                809,300      +WHX Corp...................      8,623,208      7,182,537        1.4
                                                                                 ------------   ------------     ------
                                                                                  144,083,251    147,650,362       28.1
---------------------------------------------------------------------------------------------------------------------
Below-Average Price/Earnings Ratio
---------------------------------------------------------------------------------------------------------------------
Oil--Domestic                        450,000      +American Exploration
                                                    Co. ......................      5,028,426      7,200,000        1.4
Technology                           950,000      +Computervision Corp. ......      9,196,567      8,787,500        1.7
Retail                               300,000      Dillard Department Stores
                                                    Inc. .....................      9,320,727      9,262,500        1.8
Automotive                           200,000      General Motors Corp. .......      9,267,984     11,150,000        2.1
Banking                              650,000      Hibernia Corporation (Class
                                                    A)........................      7,468,466      8,612,500        1.6
Machinery                            300,000      ITT Industries Inc. ........      6,899,739      7,350,000        1.4
Forest Products & Paper              220,000      International Paper Co. ....      8,418,780      8,882,500        1.7
Electronics                          200,000      Micron Technology, Inc. ....      4,888,098      5,825,000        1.1
Auto-Related                         581,000      National Auto Credit,
                                                    Inc. .....................      5,918,046      6,972,000        1.3
Athletic Footwear                    175,000      Reebok International
                                                    Ltd. .....................      4,847,939      7,350,000        1.4
Information Processing               900,000      +Tandem Computers, Inc......     10,279,044     12,375,000        2.4
Steel                                350,000      +USX-US Steel Group.........     10,551,925     10,981,250        2.1
                                                                                 ------------   ------------     ------
                                                                                   92,085,741    104,748,250       20.0
---------------------------------------------------------------------------------------------------------------------
Above-Average Yield
---------------------------------------------------------------------------------------------------------------------
Pharmaceuticals                       70,000      Bristol-Myers Squibb Co. ...      5,315,433      7,612,500        1.4
Real Estate Investment Trust         253,500      Evans Withycombe
                                                    Residential, Inc. ........      5,128,207      5,323,500        1.0
Automotive                           275,000      Ford Motor Co. .............      8,244,320      8,765,625        1.7
Telecommunications                   150,000      GTE Corporation.............      6,366,750      6,825,000        1.3
Retail                               800,000      +Kmart Corporation..........      8,463,269      8,300,000        1.6
Forest Products & Paper              300,000      Louisiana-Pacific Corp. ....      7,657,924      6,337,500        1.2
Oil--Domestic                        450,000      Occidental Petroleum
                                                    Corp. ....................      9,447,997     10,518,750        2.0
Financial Services                    90,000      Student Loan Marketing
                                                    Association...............      4,439,450      8,381,250        1.6
Oil--International                   450,000      Yacimientos Petroliferos
                                                    Fiscales S.A. (ADR)(a)....      8,832,840     11,362,500        2.2
                                                                                 ------------   ------------     ------
                                                                                   63,896,190     73,426,625       14.0
---------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.--Basic Value Focus Fund
Schedule of Investments as of December 31, 1996 (concluded)
------------------------------------------------------------------------------

                                   Shares                                                          Value       Percent of
           Industry                 Held                     Stocks                  Cost        (Note 1a)     Net Assets
  ---------------------------------------------------------------------------------------------------------------------
Special Situations
---------------------------------------------------------------------------------------------------------------------
Environmental Services             1,025,000      +Allwaste, Inc. ............   $  5,187,397   $  5,253,125        1.0%
Information Processing               500,000      +Apple Computer, Inc. ......     11,412,685     10,375,000        2.0
Household Products                   400,000      Black & Decker Corporation
                                                    (The).....................     13,217,404     12,050,000        2.3
Photography                           80,000      Eastman Kodak Co. ..........      4,672,300      6,420,000        1.2
Technology                           500,000      +Exabyte Corp. .............      6,796,977      6,687,500        1.3
Health Maintenance
  Organization                       375,000      +Humana, Inc. ..............      7,062,358      7,171,875        1.4
Information Processing                70,000      International Business
                                                    Machines Corp.............      6,661,756     10,570,000        2.0
Semiconductors                       350,000      +National Semiconductor
                                                    Corp. ....................      6,214,269      8,531,250        1.6
Medical Services                     450,000      +Pharmaceutical Product
                                                    Development, Inc. ........      7,292,590     11,250,000        2.1
Electronics                          150,000      Texas Instruments Inc. .....      7,316,356      9,562,500        1.8
Telecommunications                   450,000      +US West Media Group,
                                                    Inc. .....................      7,815,940      8,325,000        1.6
Retail                               500,000      +Woolworth Corp. ...........      6,339,630     10,937,500        2.1
                                                                                 ------------   ------------     ------
                                                                                   89,989,662    107,133,750       20.4
---------------------------------------------------------------------------------------------------------------------
                                                  Total Stocks                    390,054,844    432,958,987       82.5
---------------------------------------------------------------------------------------------------------------------
                                    Face
                                   Amount            Short-Term Securities
  ---------------------------------------------------------------------------------------------------------------------
Commercial Paper*                $10,000,000      Eureka Securitization, Inc.,
                                                    5.38% due 1/30/1997.......      9,955,167      9,955,167        1.9
                                  20,045,000      General Electric Capital
                                                    Corp., 7.10% due
                                                    1/02/1997.................     20,037,093     20,037,093        3.8
                                  10,000,000      Lehman Brothers Holdings,
                                                    Inc., 5.45% due
                                                    2/14/1997.................      9,931,875      9,931,875        1.9
                                  10,000,000      Three Rivers Funding, Corp.,
                                                    5.60% due 1/15/1997.......      9,976,667      9,976,667        1.9
                                                                                 ------------   ------------     ------
                                                                                   49,900,802     49,900,802        9.5
---------------------------------------------------------------------------------------------------------------------
US Government &                    7,000,000      Federal Home Loan Bank,
Agency Obligations*                                 5.22% due 1/09/1997.......      6,990,865      6,990,865        1.3
                                                  Federal National Mortgage
                                                    Association:
                                  10,000,000        5.24% due 2/03/1997.......      9,950,511      9,950,511        1.9
                                  23,000,000        5.26% due 2/10/1997.......     22,862,217     22,862,217        4.4
                                                                                 ------------   ------------     ------
                                                                                   39,803,593     39,803,593        7.6
---------------------------------------------------------------------------------------------------------------------
                                                  Total Short-Term Securities      89,704,395     89,704,395       17.1
---------------------------------------------------------------------------------------------------------------------
                                                  Total Investments...........   $479,759,239    522,663,382       99.6
                                                                                 ============
                                                  Other Assets Less
                                                    Liabilities...............                     2,266,782        0.4
                                                                                                ------------     ------
                                                  Net Assets..................                  $524,930,164      100.0%
                                                                                                ============     ======
---------------------------------------------------------------------------------------------------------------------

  + Non-income producing security.

  * Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.

 (a) American Depositary Receipts (ADR).

 (b) Investment in companies 5% or more of whose outstanding securities are held by the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

  ---------------------------------------------------------------------------------------------------------------------
                                                                                       Net Share       Net       Dividend
         Industry                                     Affiliate                        Activity        Cost       Income
---------------------------------------------------------------------------------------------------------------------
Home--Builders                  Beazer Homes USA, Inc. ..............................    50,000     $  665,558        --
Savings & Loans                 Greater N.Y. Savings Bank............................   328,100      3,770,476   $37,500
Technology                      Micronics Computers, Inc. ...........................   257,500        206,942        --
---------------------------------------------------------------------------------------------------------------------
Total                                                                                               $4,642,976
                                                                                                    ==========
---------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.--Developing Capital Markets Focus
Fund
Schedule of Investments as of December 31, 1996                (in US dollars)
------------------------------------------------------------------------------

                                       Shares                                                      Value      Percent of
     AFRICA         Industries          Held                Investments              Cost        (Note 1a)    Net Assets
 ---------------------------------------------------------------------------------------------------------------------
Morocco         Banking                     7,050   Wafa Bank...................  $   337,444   $   445,329        0.4%
---------------------------------------------------------------------------------------------------------------------
                                                    Total Investments in Morocco      337,444       445,329        0.4
---------------------------------------------------------------------------------------------------------------------
South Africa    Beverage &                 15,241   South African Breweries
                                                      Ltd.......................      352,755       386,240        0.4
                                           14,688   South African Breweries Ltd.
                                                      (ADR) (a).................      467,719       370,872        0.4
                                                                                  -----------        ------
                                                                                      820,474       757,112        0.8
                ------------------------------------------------------------------------------------------------------
                Coal                      120,300   Ingwe Coal Corporation
                                                      Ltd.......................      909,851       861,858        0.9
                ------------------------------------------------------------------------------------------------------
                Entertainment             574,700   Sun International, Ltd. ....      789,589       460,891        0.5
                ------------------------------------------------------------------------------------------------------
                Financial Services          6,200   Anglo American Corp. of
                                                      South Africa, Ltd. (ADR)
                                                      (a).......................      389,005       336,350        0.3
                                           39,785   Nedcor Ltd. (Ordinary)......      483,190       544,534        0.6
                                                                                  -----------        ------
                                                                                      872,195       880,884        0.9
                ------------------------------------------------------------------------------------------------------
                Mining                     78,700   Beatrix Mines Ltd...........      679,625       492,296        0.5
                                           23,300   De Beers Centenary AG.......      619,984       667,707        0.7
                                            4,687   Vaal Reefs Exploration &
                                                      Mining Co. Ltd............      403,774       300,706        0.3
                                           24,238   +Western Areas Gold Mining
                                                      Company Ltd...............      384,854       334,335        0.4
                                                                                  -----------        ------
                                                                                    2,088,237     1,795,044        1.9
                ------------------------------------------------------------------------------------------------------
                                                    Total Investments in South
                                                    Africa                          5,480,346     4,755,789        5.0
---------------------------------------------------------------------------------------------------------------------
Zimbabwe        Beverage & Tobacco        327,843   Delta Corporation Ltd.......      781,291     1,152,988        1.2
                ------------------------------------------------------------------------------------------------------
                                                    Total Investments in
                                                    Zimbabwe                          781,291     1,152,988        1.2
---------------------------------------------------------------------------------------------------------------------
                                                    Total Investments in Africa     6,599,081     6,354,106        6.6
---------------------------------------------------------------------------------------------------------------------
     EUROPE
 ---------------------------------------------------------------------------------------------------------------------
Czech Republic  Broadcast--Media           17,500   +Central European Media
                                                      Enterprises Ltd. (Class
                                                      A)(GDR) (b)...............      481,250       546,875        0.6
                ------------------------------------------------------------------------------------------------------
                                                    Total Investments in the
                                                    Czech Republic                    481,250       546,875        0.6
---------------------------------------------------------------------------------------------------------------------
France          Utilities--Water           14,700   Compagnie Generale des Eaux
                                                      S.A.......................    1,607,353     1,821,916        1.9
                ------------------------------------------------------------------------------------------------------
                                                    Total Investments in France     1,607,353     1,821,916        1.9
---------------------------------------------------------------------------------------------------------------------
Greece          Banking                    13,680   Ergo Bank S.A. (Ordinary)...      611,797       694,102        0.7
                ------------------------------------------------------------------------------------------------------
                Beverage                   11,010   Hellenic Bottling Co.
                                                      S.A.......................      215,402       353,137        0.4
                ------------------------------------------------------------------------------------------------------
                Telecommunications         23,400   Hellenic Telecommunication
                                                      Organization S.A..........      387,013       400,191        0.4
                ------------------------------------------------------------------------------------------------------
                                                    Total Investments in Greece     1,214,212     1,447,430        1.5
---------------------------------------------------------------------------------------------------------------------
Hungary         Health/Personal            31,600   Gedeon Richter Ltd. (GDR)
                Care                                  (b).......................      724,600     1,832,800        1.9
                                            1,000   Gedeon Richter Ltd. (GDR)
                                                      (b)(e)....................       40,875        58,000        0.1
                                                                                  -----------        ------
                                                                                      765,475     1,890,800        2.0
                ------------------------------------------------------------------------------------------------------
                Telecommunications          1,100   +Magyar TarKozlesi
                                                      Reszvenytarsasag
                                                      (Ordinary) (e)............      174,885       238,243        0.2
                ------------------------------------------------------------------------------------------------------
                                                    Total Investments in Hungary      940,360     2,129,043        2.2
---------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series, Inc.--Developing Capital Markets Focus Fund Schedule of Investments as of December 31, 1996 (continued) (in US dollars)
------------------------------------------------------------------------------

     EUROPE                            Shares                                                      Value      Percent of
  (concluded)       Industries          Held                Investments              Cost        (Note 1a)    Net Assets
 ---------------------------------------------------------------------------------------------------------------------
Italy           Automobiles               300,000   Fiat S.p.A..................      884,110       906,965        0.9
                ------------------------------------------------------------------------------------------------------
                Broadcast--Media          168,000   Mediaset S.p.A..............      805,116       774,576        0.8
                ------------------------------------------------------------------------------------------------------
                                                    Total Investments in Italy      1,689,226     1,681,541        1.7
---------------------------------------------------------------------------------------------------------------------
Netherlands     Electronics                11,250   Philips Electronics N.V.....      457,905       456,257        0.5
                                           11,250   Philips Electronics N.V. (NY
                                                      Registered Shares)........      438,600       450,000        0.4
                ------------------------------------------------------------------------------------------------------
                                                    Total Investments in the
                                                    Netherlands                       896,505       906,257        0.9
---------------------------------------------------------------------------------------------------------------------
Poland          Automotive                 10,000   +T.C. Debica S.A............      211,943       223,339        0.2
                ------------------------------------------------------------------------------------------------------
                Banking                    58,118   Wielkopolsky Bank Kredytowy
                                                      S.A.......................      350,009       393,457        0.4
                ------------------------------------------------------------------------------------------------------
                Electrical &                4,400   Elektrim Towarzystow
                Electronics                           Handlowe S.A..............       25,742        39,922        0.1
                ------------------------------------------------------------------------------------------------------
                Financial Services          9,207   Bank Rozwoju Eksportu S.A.
                                                      (BRE).....................      247,903       276,313        0.3
                ------------------------------------------------------------------------------------------------------
                Multi-Industry            114,551   Mostostal-Export S.A........      302,975       271,827        0.3
                ------------------------------------------------------------------------------------------------------
                                                    Total Investments in Poland     1,138,572     1,204,858        1.3
---------------------------------------------------------------------------------------------------------------------
Portugal        Building Products          45,000   Cimpor-Cimentos de Portugal
                                                      S.A.......................      916,303       969,097        1.0
                ------------------------------------------------------------------------------------------------------
                Multi-Industry             35,100   Sonae Investimentos-SGPS
                                                      S.A.......................      866,343     1,111,877        1.2
                ------------------------------------------------------------------------------------------------------
                                                    Total Investments in
                                                    Portugal                        1,782,646     2,080,974        2.2
---------------------------------------------------------------------------------------------------------------------
Russia          Energy Sources             56,100   A.O. Mosenergo (ADR) (a)....    1,567,968     1,697,025        1.8
                                        1,980,000   +Irkutskenergo (GDR) (b)....      249,592       261,360        0.2
                                                                                  -----------        ------
                                                                                    1,817,560     1,958,385        2.0
                ------------------------------------------------------------------------------------------------------
                Multi-Industry              7,600   Templeton Russia Fund,
                                                      Inc.......................      115,344       167,200        0.2
                ------------------------------------------------------------------------------------------------------
                Natural Gas                27,000   +RAO Gazprom (ADR) (a)(e)...      425,250       479,250        0.5
                ------------------------------------------------------------------------------------------------------
                Oil & Related               8,000   Lukoil Oil Company (ADR)
                                                      (a).......................      331,050       368,000        0.4
                ------------------------------------------------------------------------------------------------------
                Telecommunications         16,500   +Vimpel-Communications (ADR)
                                                      (a).......................      395,943       389,813        0.4
                ------------------------------------------------------------------------------------------------------
                                                    Total Investments in Russia     3,085,147     3,362,648        3.5
---------------------------------------------------------------------------------------------------------------------
Turkey          Metal Fabricating       7,800,000   Eregli Demir Ve Celik
                                                      Fabrikalari T.A.S.........      983,792       936,288        1.0
                ------------------------------------------------------------------------------------------------------
                                                    Total Investments in Turkey       983,792       936,288        1.0
---------------------------------------------------------------------------------------------------------------------
                                                    Total Investments in Europe    13,819,063    16,117,830       16.9
---------------------------------------------------------------------------------------------------------------------
 LATIN AMERICA
 ---------------------------------------------------------------------------------------------------------------------
Argentina       Banking                    64,384   Banco Frances del Rio de la
                                                      Plata S.A. (ADR) (a)......    1,346,566     1,770,557        1.8
                                           60,500   +Bansud S.A. (Class B)......      710,916       724,935        0.8
                                                                                  -----------        ------
                                                                                    2,057,482     2,495,492        2.6
                ------------------------------------------------------------------------------------------------------
                Oil & Related             236,390   Companhia Naviera Perez
                                                      Companc S.A.C.F.I.M.F.A.
                                                      (Class B).................    1,156,335     1,662,154        1.7
                ------------------------------------------------------------------------------------------------------
                Telecommunications         17,354   Telefonica de Argentina S.A.
                                                      (Class B) (ADR) (a).......      497,806       449,035        0.5
                ------------------------------------------------------------------------------------------------------
                                                    Total Investments in
                                                    Argentina                       3,711,623     4,606,681        4.8
---------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series, Inc.--Developing Capital Markets Focus Fund Schedule of Investments as of December 31, 1996 (continued) (in US dollars)
------------------------------------------------------------------------------

 LATIN AMERICA                         Shares                                                      Value      Percent of
  (continued)       Industries          Held                Investments              Cost        (Note 1a)    Net Assets
 ---------------------------------------------------------------------------------------------------------------------
Brazil          Banking               103,086,523   Banco Bradesco S.A.
                                                      (Preferred)...............      696,489       747,176        0.8
                ------------------------------------------------------------------------------------------------------
                Beverage                2,452,525   Companhia Cervejaria Brahma
                                                      S.A. PN (Preferred).......      993,758     1,340,874        1.4
                ------------------------------------------------------------------------------------------------------
                Mining                     10,296   Companhia Vale do Rio Doce
                                                      S.A. (Preferred)..........      227,523       198,210        0.2
                ------------------------------------------------------------------------------------------------------
                Oil & Related          11,658,000   Petroleo Brasileiro S.A.
                                                      (Preferred)...............    1,641,531     1,857,156        2.0
                ------------------------------------------------------------------------------------------------------
                Steel                   8,410,000   Companhia Siderurgica
                                                      Nacional S.A..............      202,969       238,805        0.2
                                    1,256,100,000   Usinas Siderurgicas de Minas
                                                      Gerais - Usiminas S.A.
                                                      (Preferred)...............    1,313,468     1,281,611        1.4
                                                                                  -----------        ------
                                                                                    1,516,437     1,520,416        1.6
                ------------------------------------------------------------------------------------------------------
                Telecommuni-               29,685   Telecomunicacoes Brasileiras
                cations                             S.A.--Telebras PN
                                                      (ADR)(a)..................    1,629,450     2,270,903        2.4
                                       13,972,227   Telecomunicacoes Brasileiras
                                                      S.A.--Telebras PN
                                                      (Preferred)...............      737,840     1,075,925        1.1
                                        7,227,925   Telecomunicacoes de Minas
                                                      Gerais S.A.--TELEMIG
                                                      (Class B) (Preferred).....      652,510       894,011        0.9
                                                                                  -----------        ------
                                                                                    3,019,800     4,240,839        4.4
                ------------------------------------------------------------------------------------------------------
                Utilities--Electrical      1,060,000 Centrais Eletricas
                & Gas                                 Brasileiras
                                                      S.A.--Eletrobras..........      367,723       379,555        0.4
                                          155,000   Centrais Eletricas
                                                      Brasileiras
                                                      S.A.--Eletrobras 'B'
                                                      (Preferred)...............       54,645        57,590        0.1
                                            7,513   Companhia Energetica de
                                                      Minas Gerais S.A. (CEMIG)
                                                      (ADR)(a)..................      169,798       253,564        0.2
                                           20,000   Companhia Energetica de
                                                      Minas Gerais S.A. (CEMIG)
                                                      (ADR)(a)(e)...............      426,315       675,000        0.7
                                                                                  -----------        ------
                                                                                    1,018,481     1,365,709        1.4
                ------------------------------------------------------------------------------------------------------
                                                    Total Investments in Brazil     9,114,019    11,270,380       11.8
---------------------------------------------------------------------------------------------------------------------
Mexico          Banking                    10,650   Grupo Financiero Banamex
                                                      --Accival, S.A. de C.V.
                                                      (BANACCI)
                                                      (Class L).................       18,179        20,973        0.0
                ------------------------------------------------------------------------------------------------------
                Beverage & Tobacco         16,100   Panamerican Beverages, Inc.
                                                      (Class A).................      644,974       754,687        0.8
                ------------------------------------------------------------------------------------------------------
                Building &                126,000   Apasco, S.A. de C.V.........      458,715       864,439        0.9
                Construction
                ------------------------------------------------------------------------------------------------------
                Building Materials        154,000   Cementos Mexicanos, S.A. de
                                                      C.V.......................      665,660       600,661        0.6
                ------------------------------------------------------------------------------------------------------
                Financial Services         77,000   +Banca Quadrum, S.A. de C.V.
                                                      (ADR)(a)..................      510,125       279,125        0.3
                                          355,000   Banco Nacional de Mexico,
                                                      S.A. de C.V. (Class B)
                                                      (BANAMEX).................      660,134       749,600        0.8
                                                                                  -----------        ------
                                                                                    1,170,259     1,028,725        1.1
                ------------------------------------------------------------------------------------------------------
                Health/Personal           100,000   Kimberly-Clark de Mexico,
                Care                                  S.A. de C.V...............    1,333,327     1,975,607        2.1
                ------------------------------------------------------------------------------------------------------
                Leisure                   445,787   Grupo Carso, S.A. de C.V.
                                                      'A1'......................    2,700,380     2,350,421        2.5
                ------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series, Inc.--Developing Capital Markets Focus Fund Schedule of Investments as of December 31, 1996 (continued) (in US dollars)
------------------------------------------------------------------------------

     LATIN
    AMERICA                            Shares                                                      Value      Percent of
  (concluded)       Industries          Held                Investments              Cost        (Note 1a)    Net Assets
 ---------------------------------------------------------------------------------------------------------------------
Mexico          Retail                     30,000   +Cifra, S.A. de C.V. 'B'
(concluded)                                           (ADR)(a)..................       40,599        35,400        0.0
                                          996,200   +Cifra, S.A. de C.V. 'C'....    1,558,437     1,215,032        1.3
                                                                                  -----------        ------
                                                                                    1,599,036     1,250,432        1.3
                ------------------------------------------------------------------------------------------------------
                Telecommunications         35,979   Telefonos de Mexico, S.A. de
                                                      C.V. (ADR) (a)............    1,145,507     1,187,307        1.2
                ------------------------------------------------------------------------------------------------------
                                                    Total Investments in Mexico     9,736,037    10,033,252       10.5
---------------------------------------------------------------------------------------------------------------------
                                                    Total Investments in Latin
                                                    America                        22,561,679    25,910,313       27.1
---------------------------------------------------------------------------------------------------------------------
  MIDDLE EAST
 ---------------------------------------------------------------------------------------------------------------------
Egypt           Banking                     2,962   +Commercial International
                                                      Bank (Egypt) S.A.E........      350,673       447,622        0.5
                ------------------------------------------------------------------------------------------------------
                Cement                      7,375   Tora Portland Cement Co.....      149,085       149,111        0.1
                ------------------------------------------------------------------------------------------------------
                                                    Total Investments in Egypt        499,758       596,733        0.6
---------------------------------------------------------------------------------------------------------------------
Israel          Banking                     6,000   +Bank Hapoalim Ltd. ........        8,651         9,518        0.0
                                          653,600   +Bank Leumi Israel..........      894,162       899,625        0.9
                                                                                  -----------        ------
                                                                                      902,813       909,143        0.9
                ------------------------------------------------------------------------------------------------------
                Merchandising              72,000   +Blue Square Chain Stores
                                                      Properties & Investments
                                                      Ltd. .....................      522,937       564,392        0.6
                                            4,800   +Blue Square Chain Stores
                                                      Properties & Investments
                                                      Ltd. (ADR)(a).............       66,380        68,400        0.1
                                                                                  -----------        ------
                                                                                      589,317       632,792        0.7
                ------------------------------------------------------------------------------------------------------
                Multi-Industry             10,578   Koor Industries Ltd. .......      968,604       922,812        1.0
                                            3,500   Koor Industries Ltd.
                                                      (ADR)(a)..................       67,069        59,500        0.1
                                                                                  -----------        ------
                                                                                    1,035,673       982,312        1.1
                ------------------------------------------------------------------------------------------------------
                                                    Total Investments in Israel     2,527,803     2,524,247        2.7
---------------------------------------------------------------------------------------------------------------------
                                                    Total Investments in the
                                                    Middle East                     3,027,561     3,120,980        3.3
---------------------------------------------------------------------------------------------------------------------
    PACIFIC
   BASIN/ASIA
 ---------------------------------------------------------------------------------------------------------------------
Australia       Merchandising              19,740   Amway Asia Pacific Ltd.(GDR)
                                                      (b).......................      690,260       836,482        0.9
                ------------------------------------------------------------------------------------------------------
                                                    Total Investments in
                                                    Australia                         690,260       836,482        0.9
---------------------------------------------------------------------------------------------------------------------
China           Telecommunications        622,000   +Eastern Communications Co.,
                                                      Ltd. (Class B)............      502,576       553,580        0.6
                ------------------------------------------------------------------------------------------------------
                                                    Total Investments in China        502,576       553,580        0.6
---------------------------------------------------------------------------------------------------------------------
Hong Kong       Automotive                377,000   Sime Darby (Hong Kong)
                                                      Ltd. .....................      448,773       475,272        0.5
                ------------------------------------------------------------------------------------------------------
                Banking                   440,000   JCG Holdings, Ltd. .........      400,979       429,532        0.4
                                           65,000   +Wing Hang Bank Ltd.........      239,973       294,996        0.3
                                                                                  -----------        ------
                                                                                      640,952       724,528        0.7
                ------------------------------------------------------------------------------------------------------
                Food                    2,659,000   C.P. Pokphand Co. Ltd.
                                                      (Ordinary)................    1,024,250     1,040,015        1.1
                                        7,991,000   +Tingyi (Cayman Islands)
                                                      Holdings Co...............    2,041,042     2,092,291        2.2
                                                                                  -----------        ------
                                                                                    3,065,292     3,132,306        3.3
                ------------------------------------------------------------------------------------------------------
                Industrial              5,066,000   Sinocan Holdings Ltd. ......    1,328,338     2,489,113        2.6
                ------------------------------------------------------------------------------------------------------
                Real Estate             3,699,000   China Overseas Land &
                                                      Investment................    1,047,051     1,877,240        2.0
                ------------------------------------------------------------------------------------------------------
                                                    Total Investments in Hong
                                                    Kong                            6,530,406     8,698,459        9.1
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series, Inc.--Developing Capital Markets Focus Fund Schedule of Investments as of December 31, 1996 (continued) (in US dollars)
------------------------------------------------------------------------------

    PACIFIC
   BASIN/ASIA                       Shares Held/                                                   Value      Percent of
  (continued)       Industries      Face Amount             Investments              Cost        (Note 1a)    Net Assets
 ---------------------------------------------------------------------------------------------------------------------
India           Automotive                 89,000   Ashok Leyland Ltd.
                                                      (GDR)(b)..................      947,250       825,475        0.8
                                           39,000   Ashok Leyland Ltd.
                                                      (GDR)(b)(e)...............      532,185       361,725        0.4
                                                                                  -----------        ------
                                                                                    1,479,435     1,187,200        1.2
                ------------------------------------------------------------------------------------------------------
                Building Materials         71,600   Larsen & Toubro Ltd.
                                                      (GDR)(b)(e)...............    1,124,562     1,031,040        1.1
                ------------------------------------------------------------------------------------------------------
                Energy Sources             37,900   Bombay Suburban Electric
                                                      Supply Co. Ltd.(GDR)(b)...      694,175       776,950        0.8
                ------------------------------------------------------------------------------------------------------
                Leisure                    51,800   East India Hotels Ltd.
                                                      (GDR)(b)(e)...............      820,294     1,217,300        1.3
                ------------------------------------------------------------------------------------------------------
                                                    Total Investments in India      4,118,466     4,212,490        4.4
---------------------------------------------------------------------------------------------------------------------
Indonesia       Broadcasting &        US$ 750,000   P.T. Surya Citra Television,
                Publishing                            4% due 7/01/1997
                                                      (Convertible).............      785,697       750,452        0.8
                                      US$  15,000   P.T. Surya Citra Television,
                                                      4% due 7/01/1997
                                                      (Convertible)(e)..........       15,000        15,009        0.0
                                                                                  -----------        ------
                                                                                      800,697       765,461        0.8
                ------------------------------------------------------------------------------------------------------
                Food                      208,000   P.T. Indofood Sukses
                                                      Makmur....................      434,008       414,062        0.4
                ------------------------------------------------------------------------------------------------------
                Multi--Industry           632,000   P.T. Bimantara Citra........      822,513       843,202        0.9
                ------------------------------------------------------------------------------------------------------
                Real Estate             1,008,000   P.T. Ciputra Development....      899,550     1,045,997        1.1
                ------------------------------------------------------------------------------------------------------
                Telecommunications        164,000   P.T. Telekomunikasi
                                                      Indonesia.................      246,872       283,058        0.3
                                            4,000   P.T. Telekomunikasi
                                                      Indonesia (ADR)(a)........      126,560       138,000        0.1
                                                                                  -----------        ------
                                                                                      373,432       421,058        0.4
                ------------------------------------------------------------------------------------------------------
                Telecommunications         21,000   P.T. Kabelmetal Indonesia
                & Equipment                           (Rights)(d)...............            0             0        0.0
                ------------------------------------------------------------------------------------------------------
                                                    Total Investments in
                                                    Indonesia                       3,330,200     3,489,780        3.6
---------------------------------------------------------------------------------------------------------------------
Malaysia        Airlines                  151,000   Malaysian Airline System
                                                      BHD.......................      426,861       391,703        0.4
                ------------------------------------------------------------------------------------------------------
                Banking                    66,000   Commerce Asset Holdings
                                                      BHD.......................      422,451       496,634        0.5
                                          360,000   Public Bank BHD 'Foreign'...      507,714       762,772        0.8
                                                                                  -----------        ------
                                                                                      930,165     1,259,406        1.3
                ------------------------------------------------------------------------------------------------------
                Broadcasting &            110,000   New Straits Times Press
                Publishing                            BHD.......................      579,672       636,040        0.7
                                          134,000   Sistem Televisyen Malaysia
                                                      BHD (Class A).............      195,771       248,364        0.2
                                                                                  -----------        ------
                                                                                      775,443       884,404        0.9
                ------------------------------------------------------------------------------------------------------
                Building Materials    US$ 455,000   Aokam Perdana BHD, 3.50% due
                                                      6/13/2004 (Convertible)...      365,816       277,550        0.3
                                           82,000   Hume Industries (Malaysia)
                                                      BHD (Class A).............      435,693       516,356        0.5
                                                                                  -----------   -----------    -------
                                                                                      801,509       793,906        0.8
                ------------------------------------------------------------------------------------------------------
                Chemicals                 135,000   Nylex (Malaysia) BHD........      354,841       304,752        0.3
                ------------------------------------------------------------------------------------------------------
                Consumer Products &          8,500  +Amway (Malaysia) Holdings
                Services                              BHD (GDR)(b)..............       50,682        48,139        0.1
                ------------------------------------------------------------------------------------------------------
                Diversified                42,300   OYL Industries BHD..........      438,242       443,941        0.5
                Holdings
                ------------------------------------------------------------------------------------------------------
                Engineering &             125,000   Malaysian Resources Corp.
                Construction                          BHD.......................      437,809       492,574        0.5
                ------------------------------------------------------------------------------------------------------
                Food                       54,000   Nestle (Malaysia) BHD.......      420,759       434,139        0.5
                ------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series, Inc.--Developing Capital Markets Focus Fund Schedule of Investments as of December 31, 1996 (continued) (in US dollars)
------------------------------------------------------------------------------

    PACIFIC
   BASIN/ASIA                       Shares Held/                                                   Value      Percent of
  (continued)       Industries      Face Amount             Investments              Cost        (Note 1a)    Net Assets
 ---------------------------------------------------------------------------------------------------------------------
Malaysia        Multi-Industry             96,000   Ekran BHD...................      429,945       403,010        0.4
(concluded)                               427,000   Renong BHD..................      723,102       757,608        0.8
                                          130,000   Sime Darby BHD..............      432,179       512,277        0.6
                                           98,000   Sungei Way Holdings BHD.....      255,634       291,089        0.3
                                                                                  -----------   -----------   ----------
                                                                                    1,840,860     1,963,984        2.1
                ------------------------------------------------------------------------------------------------------
                Natural Gas               103,000   Petronas Gas BHD............      425,739       428,317        0.4
                ------------------------------------------------------------------------------------------------------
                Oil & Related              78,000   Petronas Dagangan BHD.......      227,916       200,792        0.2
                ------------------------------------------------------------------------------------------------------
                Telecommunications        341,400   +Technology Resources
                                                      Industries BHD (TRI)......    1,233,355       673,335        0.7
---------------------------------------------------------------------------------------------------------------------
                                                    Total Investments in
                                                    Malaysia                        8,364,181     8,319,392        8.7
---------------------------------------------------------------------------------------------------------------------
Pakistan        Chemicals--Fertilizers         15,000 Fauji Fertilizer Co.
                                                      Ltd. .....................       31,246        25,262        0.0
                ------------------------------------------------------------------------------------------------------
                Telecommunications          2,800   +Pakistan Telecommunications
                                                      Corp......................      258,800       175,350        0.2
                ------------------------------------------------------------------------------------------------------
                                                    Total Investments in
                                                    Pakistan                          290,046       200,612        0.2
---------------------------------------------------------------------------------------------------------------------
Philippines     International Trade        637,500  International Container
                                                      Terminal Services, Inc....      278,784       333,801        0.3
                ------------------------------------------------------------------------------------------------------
                                                    Total Investments in the
                                                    Philippines                       278,784       333,801        0.3
---------------------------------------------------------------------------------------------------------------------
South Korea     Automotive                  6,940   +Dong Ah Tire Industries....      581,436       485,182        0.5
                ------------------------------------------------------------------------------------------------------
                Banking                    69,330   Cho Hung Bank Co. Ltd.......      746,446       559,413        0.6
                                            2,740   Shinhan Bank................       50,472        44,881        0.1
                                                                                  -----------   -----------   ----------
                                                                                      796,918       604,294        0.7
                ------------------------------------------------------------------------------------------------------
                Telecommunications        127,967   Korea Mobile Telecom-
                                                      munications
                                                      Corp.(ADR)(a)(e)..........    1,993,680     1,641,179        1.7
                ------------------------------------------------------------------------------------------------------
                                                    Total Investments in South
                                                    Korea                           3,372,034     2,730,655        2.9
---------------------------------------------------------------------------------------------------------------------
Thailand        Banking                   132,000   Krung Thai Bank Public Co.
                                                      Ltd.......................      623,254       254,767        0.3
                                           93,400   Phatra Thanakit Public Co.
                                                      Ltd.......................      893,341       265,848        0.3
                                           11,000   Siam Commercial Bank Public
                                                      Co. Ltd. "Foreign"........      175,656        79,775        0.1
                                          140,000   +Thai Farmers Bank Co.,
                                                      Ltd.......................    1,521,890       873,396        0.9
                                           17,500   Thai Farmers Bank Co., Ltd.
                                                      "Foreign" (Warrants)(c)...       17,292        16,547        0.0
                                                                                  -----------   -----------   ----------
                                                                                    3,231,433     1,490,333        1.6
                ------------------------------------------------------------------------------------------------------
                Finance                   148,400   Finance One Public Company
                                                      Ltd. "Foreign"............    1,045,477       300,885        0.3
                ------------------------------------------------------------------------------------------------------
                Merchandising              19,300   Siam Makro Public Co.
                                                      Ltd.......................       92,578        81,273        0.1
                ------------------------------------------------------------------------------------------------------
                Real Estate         Chf 1,300,000   Bangkok Land Public Co.
                                                      Ltd., 3.125% due 3/31/2001
                                                      (Convertible).............      456,864       388,408        0.4
                                      US$ 184,000   Bangkok Land Public Co.,
                                                      Ltd., 4.50% due 10/13/2003
                                                      (Convertible).............      135,825       115,920        0.1
                                      US$ 433,000   Hemaraj Land and Development
                                                      Public Co., Ltd., 3.50%
                                                      due 9/09/2003.............      425,104       441,660        0.5
                                      US$ 163,000   Tanayong Public Co. Ltd.,
                                                      3.50% due 3/01/2004
                                                      (Convertible).............      148,167       145,477        0.1
                                                                                  -----------   -----------   ----------
                                                                                    1,165,960     1,091,465        1.1
                ------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series, Inc.--Developing Capital Markets Focus Fund Schedule of Investments as of December 31, 1996 (concluded) (in US dollars)
------------------------------------------------------------------------------

    PACIFIC
   BASIN/ASIA                          Shares                                                      Value      Percent of
  (concluded)       Industries          Held                Investments              Cost        (Note 1a)    Net Assets
 ---------------------------------------------------------------------------------------------------------------------
Thailand        Telecommunications         62,900   Advanced Info Service Public
(concluded)                                           Company Ltd. 'Foreign'....    1,150,003       534,651        0.6
                                          454,000   +TelecomAsia Corporation
                                                      Public Company Ltd.
                                                      'Foreign'.................      859,481       947,050        1.0
                                                                                  -----------   -----------   ----------
                                                                                    2,009,484     1,481,701        1.6
                ------------------------------------------------------------------------------------------------------
                                                    Total Investments in
                                                    Thailand                        7,544,932     4,445,657        4.7
---------------------------------------------------------------------------------------------------------------------
                                                    Total Investments in the
                                                    Pacific Basin/Asia             35,021,885    33,820,908       35.4
---------------------------------------------------------------------------------------------------------------------
                                        Face
                                       Amount          Short-Term Securities
 ---------------------------------------------------------------------------------------------------------------------
Commercial                           US$1,000,000   American Brands, Inc., 5.30%
Paper*                                                due 1/06/1997.............      999,117       999,117        1.0

                                        2,884,000   General Motors Acceptance
                                                      Corp., 7.50% due
                                                      1/02/1997.................    2,882,798     2,882,798        3.0
                                        3,000,000   Riverwoods Funding Corp.,
                                                      5.40% due 1/15/1997.......    2,993,250     2,993,250        3.2
                                                                                  -----------   -----------   ----------
                                                                                    6,875,165     6,875,165        7.2
---------------------------------------------------------------------------------------------------------------------
US Government &                         2,000,000   Federal Home Loan Mortgage
Agency                                                Corp., 5.60% due
Obligations*                                          1/07/1997.................    1,997,822     1,997,822        2.1
                                        2,000,000   Federal National Mortgage
                                                      Association, 5.55% due
                                                      1/16/1997.................    1,995,067     1,995,067        2.1
                                                                                  -----------   -----------   ----------
                                                                                    3,992,889     3,992,889        4.2
---------------------------------------------------------------------------------------------------------------------
                                                    Total Investments in Short-
                                                    Term Securities                10,868,054    10,868,054       11.4
---------------------------------------------------------------------------------------------------------------------
                                                    Total Investments...........  $91,897,323    96,192,191      100.6
                                                                                  ===========
                                                    Liabilities in Excess of
                                                      Other Assets..............                   (593,289)      (0.6)
                                                                                                -----------   ----------
                                                    Net Assets..................                $95,598,902      100.0
                                                                                                ===========   ===========
---------------------------------------------------------------------------------------------------------------------

  * Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase of the Fund.

  + Non-income producing security.

(a) American Depositary Receipts (ADR).

(b) Global Depositary Receipts (GDR).

(c) Warrants entitle the Fund to purchase a predetermined number of shares of common stock. The purchase price and the number of shares are subject to adjustment under certain conditions until the expiration date.

(d) The rights may be exercised until 2/14/1997.

(e) Restricted security as to resale. The value of the Fund's investment in restricted securities was approximately $5,717,000 representing 6.0% of net assets.
------------------------------------------------------------------------------

                                                                            Acquisition                      Value
                                Issue                                         Date(s)            Cost      (Note 1a)
---------------------------------------------------------------------------------------------------------------------
Ashok Leyland Ltd. (GDR).............................................   3/09/1995-5/22/1996   $  532,185   $  361,725
Companhia Energetica de Minas Gerais S.A. (CEMIG) (ADR)..............   7/20/1995-8/01/1995      426,315      675,000
East India Hotels Ltd. (GDR).........................................  12/12/1994-7/10/1995      820,294    1,217,300
RAO Gazprom (ADR)....................................................       10/21/1996           425,250      479,250
Gedeon Richter Ltd. (GDR)............................................        7/03/1996            40,875       58,000
Korea Mobile Telecommunications Corp.(ADR)...........................        1/18/1996         1,993,680    1,641,179
Larsen & Toubro Ltd. (GDR)...........................................   3/22/1996-3/26/1996    1,124,562    1,031,040
Magyar TarKozlesi Reszvenytarsasag (Ordinary)........................       12/01/1995           174,885      238,243
P.T. Surya Citra Television, 4% due 7/01/1997 (Convertible)..........        6/24/1994            15,000       15,009
---------------------------------------------------------------------------------------------------------------------
Total                                                                                         $5,553,046   $5,716,746
                                                                                              ==========   ==========
---------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.--Domestic Money Market Fund
Schedule of Investments as of December 31, 1996
------------------------------------------------------------------------------

                                  Face                                                   Interest    Maturity      Value
                                 Amount                         Issue                     Rate*        Date      (Note 1a)
   ---------------------------------------------------------------------------------------------------------------------
Certificate of Deposit--1.8%   $ 5,000,000      Chase Manhattan Bank USA (Delaware)...     5.60 %     4/01/97   $  5,001,002
---------------------------------------------------------------------------------------------------------------------
                                                Total Certificate of Deposit (Cost--$5,000,000)                    5,001,002
---------------------------------------------------------------------------------------------------------------------
Commercial Paper--46.9%          6,338,000      Allomon Funding Corp. ................     5.31       2/10/97      6,301,094
                                 7,691,000      Bear Stearns Companies, Inc. .........     5.35       1/31/97      7,657,699
                                 5,000,000      Beta Finance Inc. ....................     5.44       3/28/97      4,936,014
                                 4,500,000      Beta Finance Inc. ....................     5.32       5/01/97      4,419,675
                                 4,649,000      CSW Credit, Inc. .....................     5.35       1/22/97      4,635,311
                                 5,000,000      CSW Credit, Inc. .....................     5.45       3/14/97      4,946,553
                                 5,000,000      Eureka Securitization Inc. ...........     5.33       1/17/97      4,988,958
                                 4,188,000      Eureka Securitization Inc. ...........     5.35       1/28/97      4,171,969
                                 7,815,000      Finova Capital Corp. .................     5.38       2/24/97      7,752,756
                                 5,096,000      Finova Capital Corp. .................     5.48       3/20/97      5,036,923
                                10,000,000      Ford Motor Credit Co. ................     5.30       2/07/97      9,946,250
                                 4,000,000      General Electric Capital Corp. .......     5.55       1/10/97      3,995,271
                                 2,000,000      General Electric Capital Corp. .......     5.50       3/03/97      1,981,933
                                 6,665,000      General Electric Capital Corp. .......     5.64       3/05/97      6,602,786
                                   426,000      General Motors Acceptance Corp. ......     5.33       1/13/97        425,310
                                 4,600,000      General Motors Acceptance Corp. ......     5.34       1/23/97      4,585,778
                                 5,402,000      General Motors Acceptance Corp. ......     5.32       2/05/97      5,374,577
                                 2,000,000      General Motors Acceptance Corp. ......     5.34       5/14/97      1,960,400
                                 2,500,000      Goldman Sachs Group, L.P.  ...........     5.68       1/06/97      2,498,522
                                 1,857,000      International Securitization Corp. ...     5.35       1/29/97      1,849,514
                                 5,000,000      International Securitization Corp. ...     5.58       2/28/97      4,957,171
                                 7,000,000      Lehman Brothers Holdings Inc. ........     5.75       1/31/97      6,967,576
                                 4,000,000      Lehman Brothers Holdings Inc. ........     5.40       3/03/97      3,963,867
                                 2,000,000      Morgan Stanley Group, Inc. ...........     5.41       1/27/97      1,992,639
                                 6,000,000      New Center Asset Trust................     5.43       1/29/97      5,975,813
                                 7,000,000      New Center Asset Trust................     5.40       2/07/97      6,962,375
                                 4,000,000      Transamerica Finance Corp. ...........     5.60       3/11/97      3,959,049
---------------------------------------------------------------------------------------------------------------------
                                                Total Commercial Paper (Cost--$128,841,542)                      128,845,783
---------------------------------------------------------------------------------------------------------------------
Bank Notes--1.3%                 3,500,000      Bank of America, Illinois.............     5.63      12/30/97      3,498,247
---------------------------------------------------------------------------------------------------------------------
                                                Total Bank Notes (Cost--$3,499,667)                                3,498,247
---------------------------------------------------------------------------------------------------------------------
Corporate Notes--7.6%            7,000,000      Asset Backed Securities Investment
                                                  Trust 1996-M+.......................     5.605     10/15/97      7,000,000
                                 5,000,000      CIT Group Holdings, Inc. (The)+.......     5.36      10/27/97      4,997,158
                                 9,000,000      SMM Trust 1995-Q+.....................     5.605      1/08/97      9,000,000
---------------------------------------------------------------------------------------------------------------------
                                                Total Corporate Notes (Cost--$20,997,144)                         20,997,158
---------------------------------------------------------------------------------------------------------------------
Funding Agreements--1.8%         5,000,000      Jackson National Life Insurance
                                                  Co.+................................     5.41       4/08/97      5,000,000
---------------------------------------------------------------------------------------------------------------------
                                                Total Funding Agreements (Cost--$5,000,000)                        5,000,000
---------------------------------------------------------------------------------------------------------------------
Master Notes--1.1%               3,000,000      Goldman Sachs Group L.P.+.............     5.88       8/01/97      3,000,000
---------------------------------------------------------------------------------------------------------------------
                                                Total Master Notes (Cost--$3,000,000)                              3,000,000
---------------------------------------------------------------------------------------------------------------------
US Government, Agency &             32,000      Federal Home Loan Mortgage Corp. .....     5.35       2/03/97         31,851
Instrumentality Obligations--      115,000      Federal National Mortgage
Discount--0.2%                                    Association.........................     5.35       2/11/97        114,332
                                   380,000      Federal National Mortgage
                                                  Association.........................     5.33       3/27/97        375,239
---------------------------------------------------------------------------------------------------------------------
                                                Total US Government, Agency & Instrumentality
                                                Obligations--Discount (Cost--$521,438)                               521,422
---------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.--Domestic Money Market Fund
Schedule of Investments as of December 31, 1996 (concluded)
------------------------------------------------------------------------------

                                  Face                                                   Interest    Maturity      Value
                                 Amount                         Issue                     Rate*        Date      (Note 1a)
   ---------------------------------------------------------------------------------------------------------------------
US Government, Agency &          1,500,000      Federal Farm Credit Bank..............     5.85 %    10/01/97   $  1,502,580
Instrumentality Obligations--    5,000,000      Federal Farm Credit Bank+.............     5.38      11/25/97      4,999,062
Non-Discount--38.7%              4,000,000      Federal Home Loan Bank+...............     5.41      12/10/97      3,998,191
                                 1,040,000      Federal Home Loan Bank+...............     5.60       1/26/98      1,040,299
                                 1,500,000      Federal Home Loan Bank................     6.12       4/15/98      1,499,530
                                 1,000,000      Federal Home Loan Bank................     6.17      11/06/98        999,375
                                 5,000,000      Federal National Mortgage
                                                  Association+........................     5.85       2/14/97      5,002,473
                                12,000,000      Federal National Mortgage
                                                  Association+........................     5.44       2/21/97     12,000,000
                                 2,000,000      Federal National Mortgage
                                                  Association+........................     5.385      5/14/97      1,999,365
                                 9,500,000      Federal National Mortgage
                                                  Association+........................     5.521      5/22/97      9,497,525
                                 5,000,000      Federal National Mortgage
                                                  Association+........................     5.40       7/16/97      4,998,194
                                 2,000,000      Federal National Mortgage
                                                  Association+........................     5.42       8/01/97      1,999,497
                                 2,000,000      Federal National Mortgage
                                                  Association+........................     5.405      9/03/97      1,999,022
                                 1,000,000      Federal National Mortgage
                                                  Association+........................     5.41       9/09/97        999,533
                                 1,000,000      Federal National Mortgage
                                                  Association+........................     5.41       9/29/97        999,559
                                 3,200,000      Federal National Mortgage
                                                  Association*........................     5.47      12/30/97      3,196,016
                                 2,000,000      Federal National Mortgage
                                                  Association*........................     5.19       1/08/98      1,991,380
                                 5,500,000      Federal National Mortgage
                                                  Association+........................     5.46       4/24/98      5,497,250
                                 5,000,000      Student Loan Marketing Association+...     5.62       1/23/97      5,000,249
                                 2,000,000      Student Loan Marketing Association+...     5.54       3/03/97      2,000,038
                                 6,500,000      Student Loan Marketing Association+...     5.57      10/30/97      6,501,136
                                 2,000,000      US Treasury Notes.....................     6.625      3/31/97      2,005,624
                                 2,000,000      US Treasury Notes.....................     8.50       4/15/97      2,017,186
                                 1,750,000      US Treasury Notes.....................     6.50       4/30/97      1,756,563
                                 1,750,000      US Treasury Notes.....................     6.50       5/15/97      1,757,109
                                 1,500,000      US Treasury Notes.....................     6.125      5/31/97      1,503,750
                                 1,800,000      US Treasury Notes.....................     6.00       8/31/97      1,805,062
                                 4,800,000      US Treasury Notes.....................     5.75       9/30/97      4,808,621
                                 3,500,000      US Treasury Notes.....................     5.625     10/31/97      3,502,188
                                 3,800,000      US Treasury Notes.....................     5.375     11/30/97      3,792,278
                                 2,200,000      US Treasury Notes.....................     5.25      12/31/97      2,192,951
                                 1,170,000      US Treasury Notes.....................     5.00       1/31/98      1,161,773
                                 1,200,000      US Treasury Notes.....................     5.625     11/30/98      1,194,937
                                 1,000,000      US Treasury Notes.....................     5.75      12/31/98        998,359
---------------------------------------------------------------------------------------------------------------------
                                                Total US Government, Agency & Instrumentality
                                                Obligations--Non-Discount (Cost--$106,239,960)                   106,216,675
---------------------------------------------------------------------------------------------------------------------
Repurchase Agreements**--2.1%    5,780,000      Lehman Brothers Inc., purchased on
                                                  12/31/1996 to yield 7.10% to
                                                  1/02/1997...........................                             5,780,000
---------------------------------------------------------------------------------------------------------------------
                                                Total Repurchase Agreement (Cost--$5,780,000)                      5,780,000
---------------------------------------------------------------------------------------------------------------------
                                                Total Investments (Cost--
                                                $278,879,751)--101.5%.................                           278,860,287
                                                Liabilities in Excess of Other
                                                Assets--(1.5%)........................                           (4,104,273)
                                                                                                                      ------
                                                Net Assets--100.0%....................                          $274,756,014
                                                                                                                      ======
---------------------------------------------------------------------------------------------------------------------

 * Commercial Paper and certain US Government Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. The interest rates on variable rate securities are adjusted periodically based upon appropriate indexes; the interest rates shown are the rates in effect at December 31, 1996.
** Repurchase Agreements are fully collateralized by US Government
   Obligations.

 + Variable Rate Notes.

See Notes to Financial Statements.

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.--Equity Growth Fund
Schedule of Investments as of December 31, 1996
------------------------------------------------------------------------------

                                   Shares                                                          Value       Percent of
           Industry                 Held                 Common Stocks               Cost        (Note 1a)     Net Assets
  ---------------------------------------------------------------------------------------------------------------------
Advertising                           75,000      +Outdoor Systems Inc. ......   $  1,725,000   $  2,100,000        0.5%
                                      50,000      +Universal Outdoor Holdings
                                                    Inc. .....................      1,850,000      1,150,000        0.2
                                                                                 ------------   ------------     ------
                                                                                    3,575,000      3,250,000        0.7
---------------------------------------------------------------------------------------------------------------------
Automotive                            57,000      +United Auto Group, Inc. ...      1,710,000      1,467,750        0.3
---------------------------------------------------------------------------------------------------------------------
Banking                              159,300      TCF Financial Corp. ........      4,274,782      6,929,550        1.5
---------------------------------------------------------------------------------------------------------------------
Biotechnology                         75,000      +CN Biosciences Inc. .......        937,500      1,368,750        0.3
                                     350,000      +COR Therapeutics Inc. .....      3,820,630      3,456,250        0.8
                                     320,000      +Neoprobe Corp. ............      5,810,262      4,800,000        1.0
                                                                                 ------------   ------------     ------
                                                                                   10,568,392      9,625,000        2.1
---------------------------------------------------------------------------------------------------------------------
Broadcast, Radio & TV                197,000      +Jacor Communications, Inc.
                                                     .........................      5,516,000      5,392,875        1.2
---------------------------------------------------------------------------------------------------------------------
Building Materials                   150,000      Apogee Enterprises, Inc.
                                                     .........................      2,153,512      5,925,000        1.3
                                     265,000      Ply-Gem Industries, Inc. ...      4,750,765      3,279,375        0.7
                                                                                 ------------   ------------     ------
                                                                                    6,904,277      9,204,375        2.0
---------------------------------------------------------------------------------------------------------------------
Business Services                    240,000      +Accustaff, Inc. ...........      6,340,514      5,070,000        1.1
                                     244,000      Reynolds & Reynolds Co.
                                                    (The) (Class A)...........      3,386,946      6,344,000        1.4
                                                                                 ------------   ------------     ------
                                                                                    9,727,460     11,414,000        2.5
---------------------------------------------------------------------------------------------------------------------
Chemicals                            255,000      Crompton & Knowles Corp. ...      4,062,361      4,908,750        1.1
---------------------------------------------------------------------------------------------------------------------
Commercial Services                  155,000      Rollins Inc. ...............      3,898,215      3,100,000        0.7
---------------------------------------------------------------------------------------------------------------------
Computer Software                    265,000      +Activision Inc. ...........      3,858,754      3,312,500        0.7
---------------------------------------------------------------------------------------------------------------------
Computers & Peripherals              112,500      +3d Systems Corp. ..........      1,988,750      1,434,375        0.3
                                     100,000      +Adtran, Inc. ..............      4,873,162      4,150,000        0.9
                                      90,000      +Cabletron Systems, Inc. ...      2,882,223      2,992,500        0.7
                                     262,500      +MicroAge Inc. .............      2,860,757      5,217,187        1.1
                                     100,000      +SCI Systems, Inc. .........      4,467,211      4,462,500        1.0
                                      50,000      +U.S. Robotics Corp. .......      3,213,125      3,600,000        0.8
                                                                                 ------------   ------------     ------
                                                                                   20,285,228     21,856,562        4.8
---------------------------------------------------------------------------------------------------------------------
Diversified                           75,400      Harsco Corp. ...............      4,007,056      5,164,900        1.2
                                     150,000      Lancaster Colony Corp. .....      5,148,124      6,825,000        1.5
                                                                                 ------------   ------------     ------
                                                                                    9,155,180     11,989,900        2.7
---------------------------------------------------------------------------------------------------------------------
Drug Stores                          100,000      +Revco D.S., Inc. ..........      2,555,874      3,700,000        0.8
                                     185,000      Rite Aid Corporation .......      5,592,412      7,353,750        1.6
                                                                                 ------------   ------------     ------
                                                                                    8,148,286     11,053,750        2.4
---------------------------------------------------------------------------------------------------------------------
Electrical Equipment                 190,000      Belden, Inc. ...............      5,864,294      7,030,000        1.6
                                     217,500      Methode Electronics Inc.
                                                    (Class A).................      2,705,417      4,295,625        0.9
                                     200,750      +Vishay Intertechnology,
                                                    Inc. .....................      5,506,140      4,692,531        1.0
                                                                                 ------------   ------------     ------
                                                                                   14,075,851     16,018,156        3.5
---------------------------------------------------------------------------------------------------------------------
Electronic/Instruments               250,500      BMC Industries, Inc. .......      2,162,900      7,890,750        1.8
---------------------------------------------------------------------------------------------------------------------
Electronics                          170,000       Fisher Scientific International
                                                    Inc. .....................      5,111,731      8,011,250        1.8
                                     133,300      +ITI Technologies, Inc. ....      3,796,760      1,999,500        0.4
                                     200,000      +Kemet Corp. ...............      4,131,252      4,575,000        1.0
                                     200,000      +Semitool Inc. .............      3,381,041      1,900,000        0.4
                                                                                 ------------   ------------     ------
                                                                                   16,420,784     16,485,750        3.6
---------------------------------------------------------------------------------------------------------------------
Environmental                        186,718      +TETRA Technologies, Inc. ..      2,121,250      3,641,001        0.8
---------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.--Equity Growth Fund
Schedule of Investments as of December 31, 1996 (continued)
------------------------------------------------------------------------------

                                   Shares                                                          Value       Percent of
           Industry                 Held                 Common Stocks               Cost        (Note 1a)     Net Assets
  ---------------------------------------------------------------------------------------------------------------------
Financial Services                   115,000      FINOVA Group, Inc. .........      4,281,177      7,388,750        1.6
                                     200,000      +Imperial Credit Industries,
                                                    Inc. .....................      2,581,376      4,175,000        0.9
                                     240,000      +National Auto Credit,
                                                    Inc. .....................      2,690,561      2,880,000        0.7
                                     130,000      +Southern Pacific Funding
                                                    Corp. ....................      2,266,125      4,046,250        0.9
                                                                                 ------------   ------------   ----------
                                                                                   11,819,239     18,490,000        4.1
---------------------------------------------------------------------------------------------------------------------
Healthcare--                         110,000      +Thermedics, Inc. ..........      1,535,333      1,993,750        0.4
Products & Services
---------------------------------------------------------------------------------------------------------------------
Hospital Management                  170,000      +Emcare Holdings Inc........      4,693,754      3,846,250        0.9
                                     190,500      +Health Care & Retirement
                                                    Corp. ....................      4,001,067      5,453,063        1.2
                                     185,000      +OrNda Health Corp. ........      3,182,121      5,411,250        1.2
                                                                                 ------------   ------------   ----------
                                                                                   11,876,942     14,710,563        3.3
---------------------------------------------------------------------------------------------------------------------
Hotels                               200,000      +Extended Stay America
                                                    Inc. .....................      3,567,050      4,000,000        0.9
                                     200,000      La Quinta Inns, Inc. .......      3,919,340      3,825,000        0.8
                                                                                 ------------   ------------   ----------
                                                                                    7,486,390      7,825,000        1.7
---------------------------------------------------------------------------------------------------------------------
Leisure                              167,500      Royal Caribbean Cruises
                                                    Ltd. .....................      3,905,376      3,915,313        0.9
---------------------------------------------------------------------------------------------------------------------
Manufactured Housing                 312,812      Clayton Homes, Inc. ........      3,590,402      4,222,962        0.9
                                     175,000      Oakwood Homes Corporation...      3,867,933      4,003,125        0.9
                                                                                 ------------   ------------   ----------
                                                                                    7,458,335      8,226,087        1.8
---------------------------------------------------------------------------------------------------------------------
Medical                              200,000      +Paracelsus Healthcare
                                                    Corp. ....................      1,700,000        725,000        0.2
---------------------------------------------------------------------------------------------------------------------
Medical Equipment                    435,000      +Angeion Corp. .............      2,509,688      1,495,313        0.3
                                     175,000      +Physio-Control
                                                    International Corp. ......      3,710,000      3,850,000        0.9
                                                                                 ------------   ------------   ----------
                                                                                    6,219,688      5,345,313        1.2
---------------------------------------------------------------------------------------------------------------------
Medical Services                     100,000      +Collaborative Clinical
                                                    Research, Inc.  ..........      1,414,250      1,075,000        0.2
                                     330,000      +Mariner Health Group,
                                                    Inc. .....................      4,886,250      2,722,500        0.6
                                     250,000      +Medpartners/Mullikin
                                                    Inc. .....................      4,971,078      5,250,000        1.2
                                     465,000      +North American Biologicals,
                                                    Inc. .....................      4,211,875      4,068,750        0.9
                                                                                 ------------   ------------   ----------
                                                                                   15,483,453     13,116,250        2.9
---------------------------------------------------------------------------------------------------------------------
Medical Supplies                     285,000      +ATS Medical, Inc. .........      1,845,625      2,208,750        0.5
                                     170,000      Beckman Instruments, Inc. ..      4,949,331      6,523,750        1.5
                                     250,000      +Cholestech Corp. ..........      1,250,000      1,375,000        0.3
                                     165,000      Dentsply International,
                                                    Inc. .....................      6,162,500      7,837,500        1.7
                                     320,000      +Healthdyne Technologies
                                                    Inc. .....................      3,805,625      2,840,000        0.6
                                     130,000      Meridan Diagnostics,
                                                    Inc. .....................      1,315,875      1,690,000        0.4
                                      85,300      +Urologix, Inc. ............      1,281,050      1,364,800        0.3
                                                                                 ------------   ------------   ----------
                                                                                   20,610,006     23,839,800        5.3
---------------------------------------------------------------------------------------------------------------------
Metal Fabricating                    112,500      Valmont Industries, Inc. ...      2,398,750      4,584,375        1.0
---------------------------------------------------------------------------------------------------------------------
Office Equipment                     145,000      Danka Business Systems PLC
                                                    (ADR)*....................      5,003,689      5,129,375        1.1
---------------------------------------------------------------------------------------------------------------------
Oil & Gas                            135,000      Vintage Petroleum, Inc. ....      3,056,706      4,657,500        1.0
---------------------------------------------------------------------------------------------------------------------
Oil & Gas Producers                  175,000      +Barrett Resources Corp. ...      4,132,342      7,459,375        1.7
                                     200,000      +Belden & Blake Energy
                                                    Co. ......................      3,248,647      5,100,000        1.1
                                     125,000      NICOR Inc. .................      3,068,051      4,468,750        1.0
                                     150,000      +Seagull Energy Corp. ......      2,956,364      3,300,000        0.7
                                                                                 ------------   ------------   ----------
                                                                                   13,405,404     20,328,125        4.5
---------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.--Equity Growth Fund
Schedule of Investments as of December 31, 1996 (continued)
------------------------------------------------------------------------------

                                   Shares                                                          Value       Percent of
           Industry                 Held                 Common Stocks               Cost        (Note 1a)     Net Assets
  ---------------------------------------------------------------------------------------------------------------------
Oil/Gas-- Equipment & Services       300,000      +Pride Petroleum Services,
                                                    Inc. .....................      2,347,880      6,900,000        1.5
                                     100,000      +Trico Marine Services,
                                                    Inc. .....................      1,600,000      4,800,000        1.1
                                     156,000      +Weatherford Enterra,
                                                    Inc. .....................      4,362,012      4,680,000        1.0
                                                                                 ------------   ------------   ----------
                                                                                    8,309,892     16,380,000        3.6
---------------------------------------------------------------------------------------------------------------------
Pharmaceuticals                       95,000      +Flamel Technologies
                                                    S.A.(ADR)*................      1,140,000        688,750        0.2
                                     310,000      Mylan Laboratories Inc. ....      5,551,352      5,192,500        1.2
                                     290,000      +NeXstar Pharmaceuticals,
                                                    Inc. .....................      6,138,688      4,241,250        0.9
                                     100,000      +Sano Corporation...........      1,356,875      1,475,000        0.3
                                                                                 ------------   ------------   ----------
                                                                                   14,186,915     11,597,500        2.6
---------------------------------------------------------------------------------------------------------------------
Printing & Publishing                122,000      Banta Corp. ................      2,822,042      2,745,000        0.6
---------------------------------------------------------------------------------------------------------------------
Railroads                             68,000      +Genesee & Wyoming Inc.
                                                    (Class A).................      1,209,749      2,227,000        0.5
---------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts        175,000      Brandywine Realty Trust.....      3,010,862      3,412,500        0.8
                                     162,000      Cali Realty Corp. ..........      3,928,250      5,001,750        1.1

                                     115,000      National Golf Properties
                                                    Inc. .....................      2,565,430      3,636,875        0.8
                                     120,450      National Health Investors,
                                                    Inc. .....................      3,561,600      4,562,044        1.0
                                                                                 ------------   ------------   ----------
                                                                                   13,066,142     16,613,169        3.7
---------------------------------------------------------------------------------------------------------------------
Restaurants                          150,000      Apple South, Inc. ..........      2,079,375      1,968,750        0.4
                                     260,000      Applebee's International,
                                                    Inc. .....................      5,459,375      7,085,000        1.5
                                     100,000      +Boston Chicken, Inc. ......      3,114,250      3,575,000        0.8
                                     170,000      +Outback Steakhouse,
                                                    Inc. .....................      4,681,565      4,505,000        1.0
                                      50,000      +Rainforest Cafe, Inc. .....      1,741,250      1,175,000        0.3
                                                                                 ------------   ------------   ----------
                                                                                   17,075,815     18,308,750        4.0
---------------------------------------------------------------------------------------------------------------------
Retail Specialty                     220,000      +Discount Auto Parts,
                                                    Inc. .....................      5,463,948      5,142,500        1.1
                                     135,000      +Moovies, Inc. .............      1,552,500        700,312        0.2
                                     150,000      +Movie Gallery, Inc. .......      3,620,623      1,950,000        0.4
                                                                                 ------------   ------------   ----------
                                                                                   10,637,071      7,792,812        1.7
---------------------------------------------------------------------------------------------------------------------
Retail Stores                        180,800      +Barnes & Noble, Inc. ......      6,046,946      4,881,600        1.1
---------------------------------------------------------------------------------------------------------------------
Semiconductors                       130,000      +Asyst Technologies,
                                                    Inc. .....................      4,072,189      2,177,500        0.5
                                     100,000      +Electro Scientific
                                                    Industries, Inc. .........      2,437,502      2,600,000        0.6
                                     110,000      +Lattice Semiconductor
                                                    Corp. ....................      3,002,906      5,032,500        1.1
                                      70,000      +Microchip Technology,
                                                    Inc. .....................      1,984,438      3,552,500        0.8
                                                                                 ------------   ------------   ----------
                                                                                   11,497,035     13,362,500        3.0
---------------------------------------------------------------------------------------------------------------------
Telecommunications                    50,000      +LCC International, Inc.
                                                    (Class A).................        800,000        881,250        0.2
---------------------------------------------------------------------------------------------------------------------
Textiles                             138,800      +Galey & Lord, Inc. ........      1,688,953      2,064,650        0.5
                                     185,000      Unifi, Inc. ................      4,347,516      5,943,125        1.3
                                                                                 ------------   ------------   ----------
                                                                                    6,036,469      8,007,775        1.8
---------------------------------------------------------------------------------------------------------------------
Toys                                 140,000      +Galoob Toys, Inc. .........      3,752,652      1,960,000        0.4
---------------------------------------------------------------------------------------------------------------------
Utilities--Gas                       150,000      MCN Corp. ..................      3,004,324      4,331,250        1.0
---------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks             336,869,083    389,515,726       86.0
---------------------------------------------------------------------------------------------------------------------
                                    Face
                                   Amount               Corporate Bonds
  ---------------------------------------------------------------------------------------------------------------------
Environmental                    $ 3,500,000      Sanifill, Inc., 5% due
                                                    3/01/2006.................      3,500,000      4,410,000        0.9
---------------------------------------------------------------------------------------------------------------------
                                                  Total Corporate Bonds             3,500,000      4,410,000        0.9
---------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.--Equity Growth Fund
Schedule of Investments as of December 31, 1996 (concluded)
------------------------------------------------------------------------------

                                    Face                                                           Value       Percent of
                                   Amount            Short-Term Securities           Cost        (Note 1a)     Net Assets
  ---------------------------------------------------------------------------------------------------------------------
Commercial Paper**               $10,275,000      General Motors Acceptance
                                                    Corp., 7.50% due
                                                    1/02/1997.................     10,270,719     10,270,719        2.3
                                  15,000,000      Xerox Credit Corporation,
                                                    5.28% due 1/10/1997.......     14,978,000     14,978,000        3.3
                                                                                 ------------   ------------   ----------
                                                                                   25,248,719     25,248,719        5.6
---------------------------------------------------------------------------------------------------------------------
US Government &                   12,755,000      Federal Home Loan Bank:
Agency Obligations**                                5.20% due 1/08/1997.......     12,740,261     12,740,261        2.8
                                                  Federal National Mortgage
                                                    Association:
                                  10,000,000        5.24% due 2/03/1997.......      9,950,511      9,950,511        2.2
                                  10,000,000        5.26% due 2/10/1997.......      9,940,094      9,940,094        2.2
                                                                                 ------------   ------------   ----------
                                                                                   32,630,866     32,630,866        7.2
---------------------------------------------------------------------------------------------------------------------
                                                  Total Short-Term Securities      57,879,585     57,879,585       12.8
---------------------------------------------------------------------------------------------------------------------
                                                  Total Investments...........   $398,248,668    451,805,311       99.7
                                                                                 =============
                                                  Other Assets Less
                                                    Liabilities...............                     1,223,954        0.3
                                                                                                ------------   ----------
                                                  Net Assets..................                  $453,029,265      100.0%
                                                                                                =============  ===========
---------------------------------------------------------------------------------------------------------------------

  * American Depositary Receipts (ADR).

 ** Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.

  + Non-income producing security.

    See Notes to Financial Statements.

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.--Global Bond Focus Fund
Schedule of Investments as of December 31, 1996                (in US dollars)
------------------------------------------------------------------------------

                                      Face                                                         Value     Percent of
 NORTH AMERICA     Industry          Amount          Fixed-Income Investments        Cost        (Note 1a)   Net Assets
 ---------------------------------------------------------------------------------------------------------------------
Canada          Foreign                             Canadian Government Bonds:
                Government
                Obligations     C$        550,000   7% due 9/01/2001...........       408,652       426,752       0.5
                                          350,000   7% due 12/01/2006..........       248,559       266,843       0.3
                                        5,000,000   8% due 6/01/2023...........     4,080,888     4,072,993       4.3
                ------------------------------------------------------------------------------------------------------
                                                    Total Fixed-Income
                                                    Investments in Canada           4,738,099     4,766,588       5.1
---------------------------------------------------------------------------------------------------------------------
United States   Broadcasting/   US$     1,011,242   American Telecasting Inc.,
                Cable                                 12.59%* due
                                                      6/15/2004(c).............       729,105       414,609       0.4
                                        1,000,000   Bell Cablemedia PLC,
                                                      12.03%* due 9/15/2005....       646,110       802,500       0.9
                                        1,000,000   Videotron Holdings PLC,
                                                      11.05%* due 7/01/2004....       731,219       870,000       0.9
                                                                                 ------------   -----------    ------
                                                                                    2,106,434     2,087,109       2.2
                ------------------------------------------------------------------------------------------------------
                Communications          1,375,000   PanAmSat L.P., 11.35%* due
                                                      8/01/2003................     1,108,623     1,278,750       1.4
                ------------------------------------------------------------------------------------------------------
                Energy                    250,000   Consolidated-Hydro Inc.,
                                                      16.05%* due 7/15/2003....       209,492        80,000       0.1
                ------------------------------------------------------------------------------------------------------
                Gaming                  1,100,000   Greate Bay Properties,
                                                      Inc., 10.875% due
                                                      1/15/2004................       990,750       924,000       1.0
                                          500,000   +Harrah's Jazz Company,
                                                      14.25% due 11/15/2001....       482,500       245,625       0.2
                                                                                 ------------   -----------    ------
                                                                                    1,473,250     1,169,625       1.2
                ------------------------------------------------------------------------------------------------------
                Specialty                 500,000   +Bradlees Inc., 11% due
                Retailing                             8/01/2002................       489,375        52,500       0.1
                ------------------------------------------------------------------------------------------------------
                US Government           2,000,000   US Treasury Notes, 6.50%
                Obligations                           due 10/15/2006...........     2,031,875     2,010,940       2.2
                ------------------------------------------------------------------------------------------------------
                Utilities                 233,382   ++Tucson Electric Power
                                                      Co., 10.732% due
                                                      1/01/2013................       223,464       228,713       0.2
                ------------------------------------------------------------------------------------------------------
                                                    Total Fixed-Income
                                                    Investments in the United
                                                    States                          7,642,513     6,907,637       7.4
---------------------------------------------------------------------------------------------------------------------
                                           Shares
                                             Held     Stocks & Warrants
---------------------------------------------------------------------------------------------------------------------
United States   Broadcasting &                  1   K-III Communications Corp.
                Publishing                            (Non-Convertible
                                                      Preferred)...............            79            80       0.0
                                            9,608   On Command Corporation.....       279,101       152,527       0.2
                                            3,057   On Command Corporation
                                                      (Warrants)(a)............        24,456        20,635       0.0
                                                                                 ------------   -----------    ------
                                                                                      303,636       173,242       0.2
                ------------------------------------------------------------------------------------------------------
                Broadcasting/Cable              4,700 American Telecasting Inc.
                                                      (Warrants)(a)............        11,222        10,575       0.0
                ------------------------------------------------------------------------------------------------------
                Entertainment                  13   Time Warner Inc. (Non-
                                                      Convertible Preferred)
                                                      (Series M)...............        13,650        14,105       0.0
                ------------------------------------------------------------------------------------------------------
                Supermarkets               17,674   Grand Union Co.............       917,438        86,161       0.1
---------------------------------------------------------------------------------------------------------------------
                                                    Total Stocks & Warrants in
                                                    the United States               1,245,946       284,083       0.3
---------------------------------------------------------------------------------------------------------------------
                                                    Total Investments in North
                                                    America                        13,626,558    11,958,308      12.8
---------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series, Inc.--Global Bond Focus Fund
Schedule of Investments as of December 31, 1996 (continued)    (in US dollars)
------------------------------------------------------------------------------

                                      Face                                                         Value     Percent of
 PACIFIC BASIN     Industry          Amount          Fixed-Income Investments        Cost        (Note 1a)   Net Assets
 ---------------------------------------------------------------------------------------------------------------------
Australia       Foreign                             Australian Government
                Government                            Bonds:
                Obligations     A$      6,000,000     9.75% due 3/15/2002......     5,435,527     5,318,773       5.7
                                          353,000     9.50% due 8/15/2003......       298,116       313,588       0.3
                                        4,200,000     9% due 9/15/2004.........     3,633,191     3,662,566       3.9
                                        3,000,000   Queensland Treasury Corp.,
                                                      8% due 8/14/2001.........     2,479,656     2,472,162       2.7
                ------------------------------------------------------------------------------------------------------
                                                    Total Fixed-Income
                                                    Investments in Australia       11,846,490    11,767,089      12.6
---------------------------------------------------------------------------------------------------------------------
Japan           Banking         Y      65,000,000   Asian Development Bank,
                                                      5.625% due 2/18/2002.....       750,697       662,349       0.7
                                       50,000,000   Export Import Bank of
                                                      Japan, 4.375% due
                                                      10/01/2003...............       503,455       486,399       0.5
                                      225,000,000   IBRD World Bank, 4.75% due
                                                      12/20/2004...............     2,336,316     2,258,938       2.4
                                      112,000,000   World Bank, 4.50% due
                                                      3/20/2003................     1,137,254     1,100,850       1.2
                                                                                 ------------   -----------  ----------
                                                                                    4,727,722     4,508,536       4.8
                ------------------------------------------------------------------------------------------------------
                Foreign                90,000,000   Federal National Mortgage
                Government                            Association, 2% due
                Obligations                           12/20/1999...............       844,636       798,964       0.8
                                       82,600,000   Japanese Government Bond,
                                                      3% due 9/20/2005.........       756,992       735,126       0.8
                                       60,000,000   Republic of Finland, 6% due
                                                      1/29/2002................       654,914       619,689       0.7
                                                                                 ------------   -----------  ----------
                                                                                    2,256,542     2,153,779       2.3
                ------------------------------------------------------------------------------------------------------
                                                    Total Fixed-Income
                                                    Investments in Japan            6,984,264     6,662,315       7.1
---------------------------------------------------------------------------------------------------------------------
New Zealand     Foreign        NZ$      6,200,000   New Zealand Government
                Government                            Bond, 8% due 2/15/2001...     4,523,325     4,536,150       4.8
                Obligations
---------------------------------------------------------------------------------------------------------------------
                                                    Total Fixed-Income
                                                    Investments in New Zealand      4,523,325     4,536,150       4.8
---------------------------------------------------------------------------------------------------------------------
                                                    Total Investments in the
                                                    Pacific Basin                  23,354,079    22,965,554      24.5
---------------------------------------------------------------------------------------------------------------------
WESTERN EUROPE
---------------------------------------------------------------------------------------------------------------------
Denmark         Finance        Dkr     15,940,000   Nykredit, 6% due
                                                      10/01/2026...............     2,306,331     2,348,839       2.5
                ------------------------------------------------------------------------------------------------------
                Foreign                             Denmark Government Bonds:
                Government
                Obligations             2,800,000     8% due 5/15/2003.........       516,582       526,953       0.6
                                       33,200,000     8% due 3/15/2006.........     6,119,857     6,201,919       6.6
                                                                                 ------------   -----------  ----------
                                                                                    6,636,439     6,728,872       7.2
                ------------------------------------------------------------------------------------------------------
                                                    Total Fixed-Income
                                                    Investments in Denmark          8,942,770     9,077,711       9.7
---------------------------------------------------------------------------------------------------------------------
France          Foreign        Frf      2,000,000   French Government 'B-Tan',
                Government                            7% due 10/12/2000........       420,453       422,205       0.5
                Obligations             2,300,000   French OAT, 7.25% due
                                                      4/25/2006................       483,739       490,279       0.5
                ------------------------------------------------------------------------------------------------------
                                                    Total Fixed-Income
                                                    Investments in France             904,192       912,484       1.0
---------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series, Inc.--Global Bond Focus Fund
Schedule of Investments as of December 31, 1996 (continued)    (in US dollars)
------------------------------------------------------------------------------

 WESTERN EUROPE                        Face                                                        Value     Percent of
  (concluded)      Industry           Amount         Fixed-Income Investments        Cost        (Note 1a)   Net Assets
 ---------------------------------------------------------------------------------------------------------------------
Germany         Finance          DM     2,450,000   KFW International Finance
                                                      Inc., 6.25% due
                                                      10/15/2003...............  $  1,644,147   $ 1,660,936       1.8%
                ------------------------------------------------------------------------------------------------------
                Foreign                             Bundesrepublik Deutschland:
                Government                625,000     7.50% due 11/11/2004.....       452,947       453,729       0.5
                Obligations               500,000     6.25% due 4/26/2006......       337,334       335,912       0.3
                                        2,000,000   Deutschland Republic, 6.75%
                                                      due 4/22/2003............     1,385,871     1,401,365       1.5
                                        1,900,000   German Unity Fund,
                                                      8% due 1/21/2002.........     1,416,586     1,404,407       1.5
                                                                                 ------------   -----------  ----------
                                                                                    3,592,738     3,595,413       3.8
                ------------------------------------------------------------------------------------------------------
                                                    Total Fixed-Income
                                                    Investments in Germany          5,236,885     5,256,349       5.6
---------------------------------------------------------------------------------------------------------------------
Italy           Foreign                       Skr   Buoni Poliennali del Tesoro
                Government                            (Italian Government
                Obligations                         Bonds):
                               Lit  4,000,000,000     9.50% due 5/01/2001......     2,857,054     2,912,827       3.1
                                    4,000,000,000     8.75% due 7/01/2006......     2,841,855     2,870,673       3.1
                                                    Government of Italy:
                                    2,200,000,000     10.50% due 7/15/2000.....     1,456,374     1,624,080       1.7
                                      750,000,000     8.50% due 4/01/2004......       515,391       529,261       0.6
                ------------------------------------------------------------------------------------------------------
                                                    Total Fixed-Income
                                                    Investments in Italy            7,670,674     7,936,841       8.5
---------------------------------------------------------------------------------------------------------------------
Spain           Foreign                             Government of Spain:
                Government      Pta    75,000,000     10.10% due 2/28/2001.....       650,217       664,414       0.7
                Obligations           290,000,000     10.50% due 10/30/2003....     2,694,264     2,713,544       2.9
                                      135,000,000     8% due 5/30/2004.........     1,094,423     1,127,339       1.2
                ------------------------------------------------------------------------------------------------------
                                                    Total Fixed-Income
                                                    Investments in Spain            4,438,904     4,505,297       4.8
---------------------------------------------------------------------------------------------------------------------
Sweden          Finance         L       4,300,000   Swedish Export Credit
                                                      Corp., 7.625% due
                                                      12/27/2001...............     7,148,129     7,366,739       7.8
                ------------------------------------------------------------------------------------------------------
                Foreign                             Government of Sweden:
                Government      Skr     8,500,000     10.25% due 5/05/2000.....     1,411,881     1,438,926       1.5
                Obligations            17,500,000     6% due 2/09/2005.........     2,407,211     2,489,545       2.7
                                       18,100,000     8% due 8/15/2007.........     2,854,379     2,899,028       3.1
                                                                                 ------------   -----------  ----------
                                                                                    6,673,471     6,827,499       7.3
                ------------------------------------------------------------------------------------------------------
                                                    Total Fixed-Income
                                                    Investments in Sweden          13,821,600    14,194,238      15.1
---------------------------------------------------------------------------------------------------------------------
United Kingdom  Foreign                             United Kingdom Treasury
                Government                            Gilt:
                Obligations     L       2,000,000     8% due 12/07/2000........     3,344,163     3,516,763       3.7
                                        2,500,000     7% due 11/06/2001........     4,113,200     4,230,220       4.5
                                          300,000     8% due 6/10/2003.........       490,794       529,279       0.6
                                          530,000     8.50% due 12/07/2005.....       945,081       965,661       1.0
                                          150,000     9% due 7/12/2011.........       252,238       286,693       0.3
                ------------------------------------------------------------------------------------------------------
                                                    Total Fixed-Income
                                                    Investments in the United
                                                    Kingdom                         9,145,476     9,528,616      10.1
---------------------------------------------------------------------------------------------------------------------
                                                    Total Investments in
                                                    Western Europe                 50,160,501    51,411,536      54.8
---------------------------------------------------------------------------------------------------------------------
                                                    Short-Term Securities
---------------------------------------------------------------------------------------------------------------------
Commercial Paper**              US$     4,161,000   General Electric Capital
                                                      Corp., 7.10% due
                                                      1/02/1997................     4,160,179     4,160,179       4.4
---------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.--Global Bond Focus Fund
Schedule of Investments as of December 31, 1996 (concluded)    (in US dollars)
------------------------------------------------------------------------------

                                      Face                                                         Value     Percent of
                                     Amount            Short-Term Securities         Cost        (Note 1a)   Net Assets
 ---------------------------------------------------------------------------------------------------------------------
US Government &                                     Federal Home Loan Mortgage
Agency Obligations**                                  Corp.:
                                     US$1,000,000   6.50% due 1/02/1997........  $    999,819   $   999,819       1.1%
                                        4,545,000   5.33% due 1/06/1997........     4,541,635     4,541,635       4.8
                                                    Federal National Mortgage
                                                      Association:
                                        1,000,000   5.25% due 1/10/1997........       998,688       998,688       1.1
                                        3,000,000   5.37% due 1/22/1997........     2,990,603     2,990,603       3.2
                                                    United States Treasury
                                                      Bills(b):
                                          125,000   4.82% due 3/13/1997........       123,812       123,793       0.1
                                          200,000   5.27% due 3/13/1997........       197,921       198,068       0.2
                                                                                 ------------   -----------  ----------
                                                                                    9,852,478     9,852,606      10.5
---------------------------------------------------------------------------------------------------------------------
                                                    Total Investments in
                                                    Short-Term Securities          14,012,657    14,012,785      14.9
---------------------------------------------------------------------------------------------------------------------

                               Total Investments................................  $101,153,795   100,348,183     107.0
                                                                                  =============
                               Variation Margin on Financial Futures
                               Contracts***.....................................                     (17,464)      0.0
                               Unrealized Depreciation on Forward Foreign
                               Exchange Contracts****...........................                     (78,492)     (0.1)
                               Liabilities in Excess of Other Assets............                  (6,462,317)     (6.9)
                                                                                                 -----------  ----------
                               Net Assets.......................................                 $93,789,910     100.0%
                                                                                                 ===========  ===========
---------------------------------------------------------------------------------------------------------------------

 (a) Warrants entitle the Fund to purchase a predetermined number of shares of common stock. The purchase price and number of shares are subject to adjustments under certain conditions until the expiration date.
 (b) Security held as collateral in connection with open financial futures contracts.
 (c) Subject to principal paydowns.
  * Represents a zero coupon or step bond; the interest rate shown is the effective yield at the time of purchase by the Fund.
 ** Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
 *** Financial futures contracts sold as of December 31, 1996 were as follows:
------------------------------------------------------------------------------

                                                                Value
Number of                                    Expiration      (Notes 1a &
Contracts         Issue         Exchange        Date             1b)
--------------------------------------------------------------------------
    15        Italian BTP         LIFFE      March 1997       $2,556,891
    70        UK Gilt             LIFFE      March 1997        6,582,838
--------------------------------------------------------------------------
 Total Financial Futures Contracts Sold (Total Contract
                                      Price-$9,069,181)     $  9,139,729
                                                              ==========
-----------------------------------------------------------------------

****Forward foreign exchange contracts as of December 31, 1996 were as follows:
------------------------------------------------------------------------------


                                                                                                            Unrealized
                                                                                                           Depreciation
                          Foreign Currency Sold                            Expiration Date                  (Note 1b)
 ---------------------------------------------------------------------------------------------------------------------
Dkr 10,000,000...........................................................  January 1997                      $(16,909)
DM  5,436,386............................................................  January 1997                       (35,279)
L   4,000,000............................................................  January 1997                       (24,948)
Y  500,000,000...........................................................  January 1997                        (1,356)
---------------------------------------------------------------------------------------------------------------------
Total Unrealized Depreciation--Net on Forward Foreign Exchange Contracts (US$
Commitment--$16,323,461)                                                                                     $(78,492)
                                                                                                             ========
---------------------------------------------------------------------------------------------------------------------

 + Non-income producing security.
++ Restricted security as to resale. The value of the Fund's investment in restricted securities was approximately $229,000, representing 0.2% of net assets.
------------------------------------------------------------------------------

                                                                                                               Value
                                 Issue                                      Acquisition Date       Cost       (Note 1a)
 ---------------------------------------------------------------------------------------------------------------------
Tucson Electric Power Co., 10.732% due 1/01/2013........................      8/19/1993          $223,464     $228,713
---------------------------------------------------------------------------------------------------------------------
Total                                                                                            $223,464     $228,713
                                                                                                  =======     ========
---------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.--Global Strategy Focus Fund
Schedule of Investments as of December 31, 1996                (in US dollars)
------------------------------------------------------------------------------

                                  Shares                                                           Value       Percent of
           Industry                Held              US Stocks & Warrants            Cost        (Note 1a)     Net Assets
  ---------------------------------------------------------------------------------------------------------------------
Aerospace                            64,500     Northrop Grumman Corp.........   $  4,288,238   $  5,337,375        0.6%
                                     55,000     United Technologies Corp......      2,256,982      3,630,000        0.4
                                                                                 ------------   ------------     ------
                                                                                    6,545,220      8,967,375        1.0
---------------------------------------------------------------------------------------------------------------------
Auto & Truck                         70,000     General Motors Corp...........      3,775,240      3,902,500        0.4
---------------------------------------------------------------------------------------------------------------------
Automobile Parts                    173,500     +Lear Corporation.............      5,812,250      5,920,688        0.7
---------------------------------------------------------------------------------------------------------------------
Banking                              38,000     Bank of New York Co., Inc.
                                                  (Warrants)(a)...............        285,875      2,816,750        0.3
                                    115,000     Bank of New York, Co., Inc....      2,904,748      3,881,250        0.4
                                     28,000     BankAmerica Corp..............      2,864,806      2,793,000        0.3
                                     57,000     Citicorp......................      4,452,439      5,871,000        0.7
                                                                                 ------------   ------------     ------
                                                                                   10,507,868     15,362,000        1.7
---------------------------------------------------------------------------------------------------------------------
Building Products                    15,700     Spieker Properties, Inc.......        432,692        565,200        0.1
---------------------------------------------------------------------------------------------------------------------
Building & Construction             134,500     Oakwood Homes Corporation.....      3,064,418      3,076,688        0.4
---------------------------------------------------------------------------------------------------------------------
Business Services                   110,375     +Oracle Corp..................      3,621,396      4,594,359        0.5
---------------------------------------------------------------------------------------------------------------------
Chemicals                            92,000     +FMC Corporation..............      6,520,585      6,451,500        0.7
                                    107,000     PPG Industries, Inc...........      5,294,623      6,005,375        0.7
                                                                                 ------------   ------------     ------
                                                                                   11,815,208     12,456,875        1.4
---------------------------------------------------------------------------------------------------------------------
Computer Services                    97,000     +cisco Systems, Inc...........      4,376,411      6,171,625        0.7
                                    142,200     First Data Corp...............      5,031,267      5,190,300        0.6
                                                                                 ------------   ------------     ------
                                                                                    9,407,678     11,361,925        1.3
---------------------------------------------------------------------------------------------------------------------
Computer Technology                 152,000     +Gulfstream Aerospace
                                                  Corporation.................      3,756,241      3,686,000        0.4
---------------------------------------------------------------------------------------------------------------------
Computers                            81,000     +Compaq Computer Corp.........      6,008,178      6,014,250        0.7
                                     38,500     International Business
                                                  Machines Corp...............      4,230,992      5,813,500        0.7
                                                                                 ------------   ------------     ------
                                                                                   10,239,170     11,827,750        1.4
---------------------------------------------------------------------------------------------------------------------
Conglomerates                        45,800     AlliedSignal Inc..............      3,366,507      3,068,600        0.4
---------------------------------------------------------------------------------------------------------------------
Diversified                         137,500     Corning, Inc..................      4,183,441      6,359,375        0.7
---------------------------------------------------------------------------------------------------------------------
Electrical Equipment                 28,300     Linear Technology
                                                  Corporation.................      1,160,935      1,238,125        0.1
---------------------------------------------------------------------------------------------------------------------
Electronics                          42,000     General Electric Co. .........      3,325,769      4,152,750        0.5
---------------------------------------------------------------------------------------------------------------------
Engineering & Construction          155,900     Foster Wheeler Corp. .........      6,680,398      5,787,788        0.7
---------------------------------------------------------------------------------------------------------------------
Entertainment                       162,399     +Viacom, Inc. (Class B).......      5,963,826      5,663,665        0.7
---------------------------------------------------------------------------------------------------------------------
Financial Services                  102,500     American Express Company......      4,852,027      5,791,250        0.7
---------------------------------------------------------------------------------------------------------------------
Foods                               146,000     Heinz (H.J.) Company..........      4,731,138      5,219,500        0.6
---------------------------------------------------------------------------------------------------------------------
Hospital Management                 234,000     +Health Management Associates,
                                                  Inc. (Class A)..............      5,276,847      5,265,000        0.6
---------------------------------------------------------------------------------------------------------------------
Insurance                            58,000     Aetna Inc. ...................      4,082,043      4,640,000        0.5
                                    220,000     +Airtouch Communications,
                                                  Inc. .......................      6,292,837      5,555,000        0.7
                                     91,200     Allstate Corp. ...............      3,747,599      5,278,200        0.6
                                     81,000     UNUM Corporation..............      5,157,613      5,852,250        0.7
                                                                                 ------------   ------------     ------
                                                                                   19,280,092     21,325,450        2.5
---------------------------------------------------------------------------------------------------------------------
Leisure                             240,000     Brunswick Corporation.........      5,938,252      5,760,000        0.7
---------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment              10,500     +Imax Corporation.............        324,543        322,875        0.0
---------------------------------------------------------------------------------------------------------------------
Leisure & Tourism                    69,177     TCI Pacific Communications
                                                  (Convertible Preferred).....      6,473,121      6,277,813        0.7
---------------------------------------------------------------------------------------------------------------------
Machinery                           126,000     +American Standard Companies,
                                                  Inc. .......................      4,111,697      4,819,500        0.6
                                    136,200     Deere & Co. ..................      5,770,935      5,533,125        0.6
                                                                                 ------------   ------------     ------
                                                                                    9,882,632     10,352,625        1.2
---------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.--Global Strategy Focus Fund
Schedule of Investments as of December 31, 1996 (continued)    (in US dollars)
------------------------------------------------------------------------------

                                  Shares                                                           Value       Percent of
           Industry                Held              US Stocks & Warrants            Cost        (Note 1a)     Net Assets
  ---------------------------------------------------------------------------------------------------------------------
Natural Gas                         144,000     Enron Corp....................   $  5,443,166   $  6,210,000        0.7%
---------------------------------------------------------------------------------------------------------------------
Natural Gas Pipelines                65,000     IMC Global, Inc. .............      2,519,391      2,543,125        0.3
---------------------------------------------------------------------------------------------------------------------
Oil Services                        196,000     Dresser Industries, Inc. .....      4,324,082      6,076,000        0.7
                                     50,000     Schlumberger Ltd. ............      4,053,012      4,993,750        0.6
                                                                                 ------------   ------------     ------
                                                                                    8,377,094     11,069,750        1.3
---------------------------------------------------------------------------------------------------------------------
Paper                                64,500     Kimberly-Clark Corp. .........      4,955,548      6,143,625        0.7
---------------------------------------------------------------------------------------------------------------------
Petroleum                           108,100     Pennzoil Co. .................      4,485,180      6,107,650        0.7
                                    143,000     Unocal Corp. .................      4,802,812      5,809,375        0.7
                                                                                 ------------   ------------     ------
                                                                                    9,287,992     11,917,025        1.4
---------------------------------------------------------------------------------------------------------------------
Pharmaceuticals                      85,700     Abbott Laboratories...........      3,516,941      4,349,275        0.5
                                     59,000     Merck & Co., Inc. ............      3,072,725      4,675,750        0.5
                                                                                 ------------   ------------     ------
                                                                                    6,589,666      9,025,025        1.0
---------------------------------------------------------------------------------------------------------------------
Railroads                            69,000     Burlington Northern Santa Fe
                                                  Inc. .......................      5,638,407      5,959,875        0.7
---------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trust        156,000     Prentiss Properties Trust.....      3,189,080      3,900,000        0.4
                                     83,700     Starwood Lodging Trust........      3,280,230      4,613,962        0.5
                                                                                 ------------   ------------     ------
                                                                                    6,469,310      8,513,962        0.9
---------------------------------------------------------------------------------------------------------------------
Retail                              126,000     Sears, Roebuck & Co. .........      5,464,285      5,811,750        0.7
---------------------------------------------------------------------------------------------------------------------
Retail--Drug Stores                 157,105     Rite Aid Corp. ...............      4,914,258      6,244,924        0.7
---------------------------------------------------------------------------------------------------------------------
Retail Specialty                    190,000     +Toys 'R' Us, Inc. ...........      5,934,584      5,700,000        0.7
---------------------------------------------------------------------------------------------------------------------
Scientific Instruments              110,000     Fisher Scientific
                                                  International, Inc. ........      3,579,430      5,183,750        0.6
---------------------------------------------------------------------------------------------------------------------
Software--Computer                  147,500     BMC Software, Inc. ...........      5,509,418      6,102,812        0.7
---------------------------------------------------------------------------------------------------------------------
Steel                               110,000     AK Steel Holding Corp. .......      4,459,883      4,358,750        0.5
---------------------------------------------------------------------------------------------------------------------
Telecommunications                   95,800     Bell Atlantic Corporation.....      5,396,243      6,203,050        0.7
---------------------------------------------------------------------------------------------------------------------
Tobacco                              44,000     Philip Morris Companies,
                                                  Inc. .......................      4,329,124      4,955,500        0.6
---------------------------------------------------------------------------------------------------------------------
Travel & Lodging                    185,100     Carnival Corp. (Class A)......      5,310,160      6,108,300        0.7
---------------------------------------------------------------------------------------------------------------------
Utilities--Communications           260,300     Edison International..........      4,944,918      5,173,462        0.6
---------------------------------------------------------------------------------------------------------------------
Utilities--Gas                       54,000     El Paso Natural Gas Co. ......      2,646,557      2,727,000        0.3
---------------------------------------------------------------------------------------------------------------------
                                                Total US Stocks & Warrants        252,186,343    288,257,861       33.2
---------------------------------------------------------------------------------------------------------------------
           Country                                     Foreign Stocks++
  ---------------------------------------------------------------------------------------------------------------------
Argentina                           373,772     Banco de Galicia y Buenos
                                                  Aires S.A. (ADR)* (3).......      6,990,318      9,017,249        1.0
                                    305,933     Banco Frances del Rio de la
                                                  Plata S.A.(ADR)* (3)........      7,017,779      8,413,144        1.0
                                    355,900     Yacimientos Petroliferos
                                                  Fiscales S.A.(ADR)* (21)....      8,033,094      8,986,475        1.0
                                                                                 ------------   ------------     ------
                                                                                   22,041,191     26,416,868        3.0
---------------------------------------------------------------------------------------------------------------------
Brazil                           13,950,000     Companhia Cervejaria Brahma
                                                  S.A. PN (Preferred) (34)....      7,955,613      7,626,913        0.9
                                 58,400,000     Petroleo Brasileiro S.A.--
                                                  Petrobras (Preferred)
                                                  (46)........................      7,234,138      9,303,302        1.1
                                    108,700     Telecomunicacoes Brasileiras
                                                  S.A.--Telebras (ADR)* (27)..      6,472,073      8,315,550        0.9
                                                                                 ------------   ------------     ------
                                                                                   21,661,824     25,245,765        2.9
---------------------------------------------------------------------------------------------------------------------
Canada                              318,600     Canadian Pacific, Ltd.
                                                  (52) .......................      6,091,881      8,442,900        1.0
                                    147,800     Magna International Inc.
                                                  (Class A) (1)...............      6,830,595      8,239,850        0.9
                                    100,100     Potash Corp. of Saskatchewan,
                                                  Inc. (35)...................      7,437,257      8,508,500        1.0
                                                                                 ------------   ------------     ------
                                                                                   20,359,733     25,191,250        2.9
---------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.--Global Strategy Focus Fund
Schedule of Investments as of December 31, 1996 (continued)    (in US dollars)
------------------------------------------------------------------------------

                                  Shares                                                           Value       Percent of
           Country                 Held                Foreign Stocks++              Cost        (Note 1a)     Net Assets
  ---------------------------------------------------------------------------------------------------------------------
Finland                             132,000     Finnlines OY (36).............   $  2,486,828   $  3,241,129        0.4%
                                    121,500     Nokia Corp. (ADR)* (37).......      4,287,533      7,001,437        0.8
                                    409,900     +UPM-Kymmene OY (38)..........      8,516,525      8,461,463        1.0
                                                                                 ------------   ------------     ------
                                                                                   15,290,886     18,704,029        2.2
---------------------------------------------------------------------------------------------------------------------
France                              130,600     Michelin (C.G.D.E.) S.A.
                                                  (Class B) (47)..............      5,794,743      7,051,091        0.8
                                    126,500     +SGS-Thomson Microelectronics
                                                  N.V. (NY Registered Shares)
                                                  (51)........................      4,655,571      8,855,000        1.0
                                    236,000     Scor S.A. (16)................      8,948,438      8,301,850        1.0
                                    545,000     Usinor-Sacilor S.A. (40)......      8,643,115      7,931,284        0.9
                                                                                 ------------   ------------     ------
                                                                                   28,041,867     32,139,225        3.7
---------------------------------------------------------------------------------------------------------------------
Germany                              13,500     +Henkel KGaA (9)..............        600,048        647,579        0.1
                                    121,500     Henkel KGaA (Preferred) (9)...      5,163,053      6,104,615        0.7
                                     16,900     Mannesmann AG (17)............      4,620,775      7,326,812        0.8
                                     35,800     +Puma AG (48).................      1,176,806      1,214,664        0.1
                                    176,500     Siemens AG (12)...............      8,419,829      8,317,355        1.0
                                                                                 ------------   ------------     ------
                                                                                   19,980,511     23,611,025        2.7
---------------------------------------------------------------------------------------------------------------------
Hong Kong                           404,600     HSBC Holdings PLC (3).........      6,668,545      8,658,042        1.0
                                  4,873,200     Hong Kong Telecommunications,
                                                  Ltd. (27)...................      8,569,151      7,844,756        0.9
                                                                                 ------------   ------------     ------
                                                                                   15,237,696     16,502,798        1.9
---------------------------------------------------------------------------------------------------------------------
Indonesia                           313,380     P.T. Indonesian Satellite
                                                  Corp. (ADR)* (27)...........      9,998,585      8,578,777        1.0
---------------------------------------------------------------------------------------------------------------------
Italy                             1,161,800     Danieli & Company (17)........      4,276,177      4,859,167        0.5
                                  1,659,000     Societa Finanziara Telefonica
                                                  S.p.A. (STET) (27)..........      4,931,175      7,539,667        0.9
                                                                                 ------------   ------------     ------
                                                                                    9,207,352     12,398,834        1.4
---------------------------------------------------------------------------------------------------------------------
Japan                               424,000     Bridgestone Corporation
                                                  (47)........................      7,463,165      8,055,268        0.9
                                    314,000     Canon, Inc. (12)..............      5,242,498      6,941,623        0.8
                                    424,000     Eisai Co., Ltd. (22)..........      7,787,610      8,348,187        1.0
                                    803,000     Maeda Corp. (4)...............      7,177,535      5,942,755        0.7
                                    370,000     Matsushita Electric
                                                  Industries, Ltd. (12).......      5,646,070      6,038,860        0.7
                                  1,395,000     Mitsubishi Electric Corp.
                                                  (11)........................      9,130,689      8,312,176        0.9
                                  1,061,000     Mitsubishi Heavy Industry,
                                                  Ltd. (8)....................      7,818,945      8,429,361        1.0
                                    809,000     Mitsui-Soko Co., Ltd. (42)....      6,794,019      5,288,541        0.6
                                    512,000     Nomura Securities Co., Ltd.
                                                  (33)........................      9,448,726      7,693,264        0.9
                                    906,000     Okumura Corp. (4).............      6,730,420      5,507,979        0.6
                                    124,000     Rohm Company Ltd. (12)........      7,059,616      8,138,169        0.9
                                    808,000     Tokio Marine and Fire
                                                  Insurance Co., Ltd. (16)....      9,454,210      7,605,527        0.9
                                  1,011,000     Toray Industries Ltd. (28)....      6,794,999      6,242,358        0.7
                                                                                 ------------   ------------     ------
                                                                                   96,548,502     92,544,068       10.6
---------------------------------------------------------------------------------------------------------------------
Mexico                              411,400     Carso Global Telecom, S.A. de
                                                  C.V. (ADR)*(27).............      1,954,150      1,851,300        0.2
                                    375,400     Grupo Carso, S.A. de C.V.
                                                  (ADR)*(18)..................      5,559,251      3,894,775        0.4
                                      5,741     Grupo Financiero Inbursa, S.A.
                                                  de C.V. (ADR)*(18)..........        115,192         97,597        0.0
                                    436,300     Kimberly-Clark de Mexico, S.A.
                                                  de C.V. (38)................      8,018,361      8,619,572        1.0
                                    171,000     Panamerican Beverages, Inc.
                                                  (Class A) (34)..............      7,114,640      8,015,625        0.9
                                                                                 ------------   ------------     ------
                                                                                   22,761,594     22,478,869        2.5
---------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.--Global Strategy Focus Fund
Schedule of Investments as of December 31, 1996 (continued)    (in US dollars)
------------------------------------------------------------------------------

                                  Shares                                                           Value       Percent of
           Country                 Held                Foreign Stocks++              Cost        (Note 1a)     Net Assets
  ---------------------------------------------------------------------------------------------------------------------
Netherlands                         136,000     ABN-AMRO Holdings (3).........   $  7,835,801   $  8,856,547        1.0%
                                        466     ABN-AMRO Holdings N.V.
                                                  (Convertible Preferred)
                                                  (3).........................         15,383         28,916        0.0
                                                                                 ------------   ------------     ------
                                                                                    7,851,184      8,885,463        1.0
---------------------------------------------------------------------------------------------------------------------
Norway                              641,000     Color Line ASA (36)...........      2,499,223      2,984,125        0.4
---------------------------------------------------------------------------------------------------------------------
Philippines                       1,650,000     San Miguel Corp. (Class B)
                                                  (34)........................      5,521,217      7,288,652        0.8
---------------------------------------------------------------------------------------------------------------------
South Korea                         180,600     +Hyundai Engineering &
                                                  Construction Co., Ltd.
                                                  (GDR)** (44)+++.............      2,353,218      1,128,750        0.1
---------------------------------------------------------------------------------------------------------------------
Spain                               238,000     Repsol S.A.(ADR)* (21)........      7,749,030      9,073,750        1.0
---------------------------------------------------------------------------------------------------------------------
Sweden                              454,100     Bure Investment Aktiebolaget
                                                  (45)........................      3,955,365      5,397,227        0.6
                                    278,000     Sparbanken Sverige AB (Class
                                                  A) (3)......................      3,575,154      4,772,707        0.6
                                                                                 ------------   ------------     ------
                                                                                    7,530,519     10,169,934        1.2
---------------------------------------------------------------------------------------------------------------------
Switzerland                           5,200     BBC Brown Boveri & Cie AG
                                                  (11)........................      4,633,631      6,466,985        0.8
                                      7,000     +Novartis AG (22).............      6,960,585      8,015,387        0.9
                                                                                 ------------   ------------     ------
                                                                                   11,594,216     14,482,372        1.7
---------------------------------------------------------------------------------------------------------------------
United Kingdom                      801,000     Boots Company PLC (49)........      7,746,777      8,256,364        0.9
                                  3,085,000     British Steel PLC (50)........      8,295,968      8,497,287        1.0
                                  1,302,000     General Electric PLC
                                                  (Ordinary) (12).............      7,044,453      8,531,178        1.0
                                    517,500     Glaxo Wellcome PLC (22).......      7,417,612      8,393,014        1.0
                                  1,012,400     Grand Metropolitan PLC (34)...      7,201,806      7,967,264        0.9
                                    783,900     Imperial Chemical Industries
                                                  PLC (43)....................     10,154,513     10,306,324        1.2
                                    720,500     National Westminster Bank PLC
                                                  (3).........................      7,832,617      8,455,851        1.0
                                  2,085,000     Vodafone Group PLC (27).......      7,541,528      8,810,534        1.0
                                                                                 ------------   ------------     ------
                                                                                   63,235,274     69,217,816        8.0
---------------------------------------------------------------------------------------------------------------------
                                                Total Foreign Stocks              389,463,622    427,042,370       49.0
---------------------------------------------------------------------------------------------------------------------

                           Face
                          Amount                    Foreign Bonds++
---------------------------------------------------------------------------------------------------------------------
Denmark            Dkr        66,250,000     Government of Denmark,
                                               8% due 3/15/2006(15)........     12,133,252     12,375,817        1.4
---------------------------------------------------------------------------------------------------------------------
Germany             DM         6,500,000     Bundesrepublik Deutschland,
                                               7.125% due 12/20/2002(15)...      4,514,124      4,638,934        0.6
---------------------------------------------------------------------------------------------------------------------
Italy              Lit     27,470,000,000    Buoni Poliennali del Tesoro
                                               (Italian Government Bonds),
                                               8.50% due 1/01/2004 (15)....     19,448,018     19,380,531        2.2
---------------------------------------------------------------------------------------------------------------------
Sweden
                                             Government of Sweden (15):
                   Skr        41,300,000       10.25% due 5/05/2000........      7,052,190      6,991,487        0.8
                             163,000,000       8% due 8/15/2007............     25,654,854     26,107,266        3.0
                                                                              ------------   ------------   ----------
                                                                                32,707,044     33,098,753        3.8
---------------------------------------------------------------------------------------------------------------------
United Kingdom
                                             United Kingdom Treasury Gilt
                                               (15):
                   L           4,000,000       7% due 11/06/2001...........      6,592,392      6,768,352        0.8
                               7,475,000       7.50% due 12/07/2006........     12,576,320     12,772,245        1.5
                                                                              ------------   ------------   ----------
                                                                                19,168,712     19,540,597        2.3
---------------------------------------------------------------------------------------------------------------------
                                             Total Foreign Bonds                87,971,150     89,034,632       10.3
---------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.--Global Strategy Focus Fund
Schedule of Investments as of December 31, 1996 (continued)    (in US dollars)
------------------------------------------------------------------------------

                                                                                                             Percent of
                        Face                                                                     Value          Net
                       Amount                US Government Obligations             Cost        (Note 1a)       Assets
 ---------------------------------------------------------------------------------------------------------------------
                                       US Treasury Notes:
                   US$    16,250,000   6.25% due 4/30/2001..................   $ 16,463,906   $ 16,285,587        1.9%
                          29,750,000   7% due 7/15/2006.....................     31,584,492     30,907,572        3.5
---------------------------------------------------------------------------------------------------------------------
                                       Total US Government Obligations           48,048,398     47,193,159        5.4
---------------------------------------------------------------------------------------------------------------------
                                               Short-Term Securities
 ---------------------------------------------------------------------------------------------------------------------
US Government &           15,755,000   Federal Home Loan Mortgage
Agency
  Obligations***
                                       Corp. 5.41% due 1/24/1997............     15,700,545     15,700,545        1.8
---------------------------------------------------------------------------------------------------------------------
                                       Total Short-Term Securities               15,700,545     15,700,545        1.8
---------------------------------------------------------------------------------------------------------------------
                 Total Investments..........................................   $793,370,058    867,228,567       99.7
                                                                               =============
                 Unrealized Depreciation on Forward Foreign
                          Exchange Contracts++..............................                    (2,598,413)      (0.3)
                 Other Assets Less Liabilities..............................                     5,572,664        0.6
                                                                                              ------------   ----------
                 Net Assets.................................................                  $870,202,818      100.0%
                                                                                              =============  ===========
---------------------------------------------------------------------------------------------------------------------

   * American Depositary Receipts (ADR).

  ** Global Depositary Receipts (GDR).

 *** Certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.

 (a) Warrants entitle the Fund to purchase a predetermined number of shares of common stock. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

   + Non-income producing security.

  ++ Corresponding industry groups for foreign stocks and bonds:

     (1) Automobile--Parts              (27) Telecommunications
     (2) Automotive Equipment           (28) Textiles
     (3) Banking                        (29) Toys
     (4) Building & Construction        (30) Trading
     (5) Building Materials             (31) Utilities
     (6) Business & Public Service      (32) Utilities--Electric
     (7) Business Publishing            (33) Financial Services
     (8) Capital Goods                  (34) Beverages
     (9) Chemicals                      (35) Mining
    (10) Diversified                    (36) Transportation
    (11) Electrical Equipment           (37) Communications Equipment
    (12) Electronics                    (38) Paper & Forest Products
    (13) Food                           (39) Industrial Components
    (14) Glass                          (40) Metals
    (15) Government (Bonds)             (41) Photography
    (16) Insurance                      (42) Warehouse & Storage
    (17) Machinery & Equipment          (43) Oil--Integrated
    (18) Multi--Industry                (44) Engineering & Construction
    (19) Natural Gas                    (45) Investment Management
    (20) Packaging                      (46) Oil & Related
    (21) Petroleum                      (47) Tire & Rubber
    (22) Pharmaceutical                 (48) Consumer--Goods
    (23) Printing & Publishing          (49) Merchandising
    (24) Real Estate                    (50) Steel
    (25) Retail Stores                  (51) Semiconductor Capital Equipment
    (26) Shipping                       (52) Natural Resources

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.--Global Strategy Focus Fund
Schedule of Investments as of December 31, 1996 (concluded)    (in US dollars)
------------------------------------------------------------------------------

 +++ Restricted security as to resale. The value of the Fund's investment in restricted securities was approximately $1,129,000, representing 0.1% of net assets.
------------------------------------------------------------------------------

                                                                               Acquisition                        Value
                                 Issue                                            Date               Cost       (Note 1a)
---------------------------------------------------------------------------------------------------------------------
Hyundai Engineering & Construction Co., Ltd.(GDR).......................        3/19/1996         $2,353,218    $1,128,750
---------------------------------------------------------------------------------------------------------------------

Total                                                                                             $2,353,218    $1,128,750
                                                                                                  ==========    ==========
---------------------------------------------------------------------------------------------------------------------

++ Forward foreign exchange contracts as of December 31, 1996 were as follows:

 ---------------------------------------------------------------------------------------------------------------------
                                                                                                             Unrealized
    Foreign                                                                  Expiration                     Depreciation
 Currency Sold                                                                  Date                         (Note 1b)
 ---------------------------------------------------------------------------------------------------------------------
CHF 16,000,000  .........................................................   January 1997                    $   246,564
DM 63,822,188   .........................................................   February 1997                       554,813
Frf  90,000,000 .........................................................   January 1997                       (106,255 )
L   39,555,000  .........................................................   January 1997                     (3,135,589 )
Y10,670,000,000 .........................................................   February 1997                      (157,946 )
---------------------------------------------------------------------------------------------------------------------
Total Unrealized Depreciation on Forward
Foreign Exchange Contracts (US$ Commitment--$228,531,727)                                                   $(2,598,413 )
                                                                                                            ============
---------------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.--Global Utility Focus Fund
Schedule of Investments as of December 31, 1996                (in US dollars)
------------------------------------------------------------------------------

                                           Shares                                                   Value       Percent of
    Country             Industry            Held              Common Stocks           Cost        (Note 1a)     Net Assets
  ---------------------------------------------------------------------------------------------------------------------
Argentina       Telecommunications             7,900     Central Costanera S.A.
                                                           (ADR)*(a)............  $    261,847   $    238,975        0.2%
                                              25,600     Telecom Argentina STET
                                                           S.A. (ADR)*..........     1,160,819      1,033,600        0.7
                                              44,800     Telefonica de Argentina
                                                           S.A. (ADR)*..........     1,173,168      1,159,200        0.8
                ------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks
                                                         in Argentina                2,595,834      2,431,775        1.7
---------------------------------------------------------------------------------------------------------------------
Australia       Utilities--Gas               434,496     Australian Gas & Light
                                                           Co., Ltd.............     1,238,060      2,470,749        1.8
                ------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks
                                                         in Australia                1,238,060      2,470,749        1.8
---------------------------------------------------------------------------------------------------------------------
Austria         Utilities--Gas                13,560     Energie-Versorgung
                                                           Niederoesterreich AG
                                                         (EVN)..................     1,388,213      2,041,452        1.4
                ------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks
                                                         in Austria                  1,388,213      2,041,452        1.4
---------------------------------------------------------------------------------------------------------------------
Brazil          Telecommunications            30,000     Telecomunicacoes
                                                           Brasileiras S.A.--
                                                           Telebras (ADR)*......     1,523,979      2,295,000        1.6
                ------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks
                                                         in Brazil                   1,523,979      2,295,000        1.6
---------------------------------------------------------------------------------------------------------------------
Canada          Telecommunications            56,000     BC Telecom, Inc........     1,052,989      1,211,971        0.8
                ------------------------------------------------------------------------------------------------------
                Utilities--Gas                70,100     Transcanada Pipeline
                                                           Co., Ltd. (ADR)*.....     1,045,275      1,226,750        0.9
                ------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks
                                                         in Canada                   2,098,264      2,438,721        1.7
---------------------------------------------------------------------------------------------------------------------
Chile           Telecommunications            14,400     Compania de Telefonos
                                                           de Chile S.A.
                                                           (ADR)*...............     1,254,995      1,456,200        1.0
                ------------------------------------------------------------------------------------------------------
                Utilities--Electric           20,000     Chilgener S.A. (ADR)*..       460,000        417,500        0.3
                                              35,100     Distribuidora Chilectra
                                                           Metropolitana,
                                                         S.A. (ADR)*(a).........     1,098,338      1,860,300        1.3
                                              48,300     Enersis S.A. (ADR)*....     1,026,061      1,340,325        1.0
                                                                                   -----------         ------
                                                                                     2,584,399      3,618,125        2.6
                ------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks
                                                         in Chile                    3,839,394      5,074,325        3.6
---------------------------------------------------------------------------------------------------------------------
Denmark         Telecommunications            77,000     Tele Danmark A/S
                                                           (ADR)*...............     1,826,433      2,098,250        1.5
                ------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks
                                                         in Denmark                  1,826,433      2,098,250        1.5
---------------------------------------------------------------------------------------------------------------------
France          Utilities--Water              16,731     Generale des Eaux......     1,907,473      2,073,638        1.4
                                               7,265     Lyonnaise des Eaux-
                                                           Dumez................       736,741        676,228        0.5
                ------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks
                                                         in France                   2,644,214      2,749,866        1.9
---------------------------------------------------------------------------------------------------------------------
Germany         Telecommunications             8,100     +Deutsche Telekom AG...       154,054        170,845        0.1
                ------------------------------------------------------------------------------------------------------
                Utilities--Electric           40,000     Veba AG................     1,305,397      2,313,942        1.6
                ------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks
                                                         in Germany                  1,459,451      2,484,787        1.7
---------------------------------------------------------------------------------------------------------------------
Hong Kong       Utilities--Gas               568,512     The Hong Kong & China
                                                           Gas Co., Ltd.........       755,615      1,098,947        0.8
                ------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks
                                                         in Hong Kong                  755,615      1,098,947        0.8
---------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series, Inc.--Global Utility Focus Fund
Schedule of Investments as of December 31, 1996 (continued)    (in US dollars)
------------------------------------------------------------------------------

                                           Shares                                                   Value       Percent of
    Country             Industry            Held              Common Stocks           Cost        (Note 1a)     Net Assets
  ---------------------------------------------------------------------------------------------------------------------
India           Utilities--Electric            1,000     Tata Electric Companies
                                                           (GDR)**(a)...........  $    710,000   $    300,000        0.2%
                ------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks
                                                         in India                      710,000        300,000        0.2
---------------------------------------------------------------------------------------------------------------------
Indonesia       Telecommunications             1,110     P.T. Indonesian
                                                           Satellite Corp.
                                                           (ADR)*...............        35,575         30,386        0.0
                                               8,000     P.T. Telekomunikasi
                                                           Indonesia
                                                         (PERSERO) (ADR)*.......       144,000        276,000        0.2
                ------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks
                                                         in Indonesia                  179,575        306,386        0.2
---------------------------------------------------------------------------------------------------------------------
Italy           Telecommunications           761,900     Societa Finanziara
                                                           Telefonica S.p.A.
                                                         (STET).................     1,629,934      2,571,867        1.8
                                             729,600     Telecom Italia Mobile
                                                           S.p.A................       684,328      1,842,922        1.3
                                             729,600     Telecom Italia
                                                           S.p.A................       950,865      1,893,380        1.3
                                                                                   -----------         ------
                                                                                     3,265,127      6,308,169        4.4
                ------------------------------------------------------------------------------------------------------
                Utilities--Gas               513,400     Italgas Torino.........     1,581,576      2,142,196        1.5
                ------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks
                                                         in Italy                    4,846,703      8,450,365        5.9
---------------------------------------------------------------------------------------------------------------------
Malaysia        Telecommunications           139,000     Telekom Malaysia BHD...       962,438      1,238,614        0.9
                ------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks
                                                         in Malaysia                   962,438      1,238,614        0.9
---------------------------------------------------------------------------------------------------------------------
Mexico          Telecommunications            29,000     Telefonos de Mexico,
                                                           S.A. de C.V.
                                                         (Telemex) (ADR)*.......     1,706,306        957,000        0.7
                ------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks
                                                         in Mexico                   1,706,306        957,000        0.7
---------------------------------------------------------------------------------------------------------------------
New Zealand     Telecommunications            36,800     Telecom Corporation of
                                                           New Zealand Ltd.
                                                         (ADR)*.................     1,680,030      2,980,800        2.1
                ------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks
                                                         in New Zealand              1,680,030      2,980,800        2.1
---------------------------------------------------------------------------------------------------------------------
Peru            Telecommunications            73,000     Telefonica del Peru,
                                                           S.A. (ADR)*..........     1,496,500      1,377,875        1.0
                ------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks
                                                         in Peru                     1,496,500      1,377,875        1.0
---------------------------------------------------------------------------------------------------------------------
Philippines     Telecommunications            21,800     Philippine Long Distance
                                                           Telephone Co.
                                                           (ADR)*...............     1,270,791      1,111,800        0.8
                ------------------------------------------------------------------------------------------------------
                Utilities--Electric           74,100     Manila Electric Co.
                                                           (MERALCO) 'B'........       518,117        606,683        0.4
                ------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks
                                                         in the Philippines          1,788,908      1,718,483        1.2
---------------------------------------------------------------------------------------------------------------------
Portugal        Telecommunications            65,720     Portugal Telecom, S.A.
                                                           (ADR)*...............     1,417,539      1,856,590        1.3
                ------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks
                                                         in Portugal                 1,417,539      1,856,590        1.3
---------------------------------------------------------------------------------------------------------------------
South Korea     Utilities--Electric           40,800     Korea Electric Power
                                                           Corp. (ADR)*.........       821,100        836,400        0.6
                ------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks
                                                         in South Korea                821,100        836,400        0.6
---------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series, Inc.--Global Utility Focus Fund
Schedule of Investments as of December 31, 1996 (continued)    (in US dollars)
------------------------------------------------------------------------------

                                           Shares                                                   Value       Percent of
    Country             Industry            Held              Common Stocks           Cost        (Note 1a)     Net Assets
  ---------------------------------------------------------------------------------------------------------------------
Spain           Telecommunications            50,700     Telefonica de Espana
                                                           S.A. (ADR)*..........  $  1,942,165   $  3,510,975        2.5%
                ------------------------------------------------------------------------------------------------------
                Utilities--Electric           36,400     Empresa Nacional de
                                                           Electricidad, S.A.
                                                         (Endesa) (ADR)*........     1,634,684      2,548,000        1.8
                                              15,000     HidroCantabrico,
                                                           S.A..................       503,484        572,303        0.4
                                             131,000     Iberdrola I S.A. ......       879,896      1,856,010        1.3
                                                                                   -----------         ------
                                                                                     3,018,064      4,976,313        3.5
                ------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks
                                                         in Spain                    4,960,229      8,487,288        6.0
---------------------------------------------------------------------------------------------------------------------
Switzerland     Utilities--Electric            1,500     Elektrowatt AG.........       588,618        597,177        0.4
                ------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks
                                                         in Switzerland                588,618        597,177        0.4
---------------------------------------------------------------------------------------------------------------------
Thailand        Telecommunications             2,000     +TelecomAsia
                                                           Corporation Public
                                                           Co., Ltd. (ADR)*.....        43,740         40,000        0.0
                ------------------------------------------------------------------------------------------------------
                Utilities--Electric           68,000     Electricity Generating
                                                           Company of Thailand
                                                         (EGCOMP)...............        60,715        185,597        0.1
                ------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks
                                                         in Thailand                   104,455        225,597        0.1
---------------------------------------------------------------------------------------------------------------------
United          Telecommunications            57,000     British Telecom-
Kingdom                                                  munications PLC........       406,712        385,187        0.3
                                              10,000     British Telecommun-
                                                           ications PLC (ADR)*..       741,450        686,250        0.5
                                              87,000     Vodafone Group PLC
                                                           (ADR)*...............     2,549,289      3,599,625        2.5
                                                                                   -----------         ------
                                                                                     3,697,451      4,671,062        3.3
                ------------------------------------------------------------------------------------------------------
                Utilities--Electric           73,714     London Electricity
                                                           PLC..................       860,944        858,178        0.6
                                             167,500     National Power PLC.....     1,238,839      1,401,274        1.0
                                              92,690     PowerGen PLC...........       678,633        910,215        0.6
                                                                                   -----------         ------
                                                                                     2,778,416      3,169,667        2.2
                ------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks
                                                         in the United Kingdom       6,475,867      7,840,729        5.5
---------------------------------------------------------------------------------------------------------------------
United          Independent Power             40,000     Enron Global Power &
States          Producers                                  Pipelines L.L.C. ....       930,101      1,080,000        0.8
                ------------------------------------------------------------------------------------------------------
                Telecommunications            10,000     AT&T Corp. ............       405,165        435,000        0.3
                                              36,400     +AirTouch
                                                           Communications,
                                                           Inc..................       879,157        919,100        0.6
                                              25,800     Ameritech Corp. .......     1,030,404      1,564,125        1.1
                                               8,000     Bell Atlantic Corp. ...       447,000        518,000        0.4
                                              37,400     BellSouth Corp. .......     1,138,507      1,510,025        1.1
                                              42,000     Frontier Corp. ........       969,520        950,250        0.7
                                              33,500     GTE Corp. .............     1,124,815      1,524,250        1.1
                                               3,240     Lucent Technologies....       159,185        149,850        0.1
                                              20,000     MCI Communications
                                                           Corp. ...............       602,500        652,500        0.4
                                              31,000     NYNEX Corp. ...........     1,184,107      1,491,875        1.0
                                              29,300     SBC Communications,
                                                           Inc..................     1,233,299      1,516,275        1.1
                                              30,000     Sprint Corp............       864,273      1,196,250        0.8
                                              24,900     U S West Com-
                                                           munications Group....       606,619        803,025        0.6
                                                                                   -----------         ------
                                                                                    10,644,551     13,230,525        9.3
                ------------------------------------------------------------------------------------------------------
                Utilities--Electric           65,600     Allegheny Power System,
                                                           Inc..................     1,689,846      1,992,600        1.4
                                              25,000     American Electric Power
                                                           Company, Inc.........     1,092,125      1,028,125        0.7
                                              72,500     Boston Edison Co.......     2,012,799      1,948,437        1.4
                                              84,192     CINergy Corp...........     2,052,668      2,809,908        2.0

------------------------------------------------------------------------------
Merrill Lynch Variable Series, Inc.--Global Utility Focus Fund
Schedule of Investments as of December 31, 1996 (continued)    (in US dollars)
------------------------------------------------------------------------------

                                           Shares                                                   Value       Percent of
    Country             Industry            Held              Common Stocks           Cost        (Note 1a)     Net Assets
  ---------------------------------------------------------------------------------------------------------------------
United          Utilities--                   49,300     Consolidated Edison
States          Electric                                 Co. of New York........  $  1,597,050   $  1,442,025        1.0%
(concluded)     (concluded)                   31,500     DTE Energy.............       989,953      1,019,812        0.7
                                              26,400     Dominion Resources,
                                                           Inc..................     1,242,516      1,016,400        0.7
                                              31,000     Duke Power Co..........     1,172,492      1,433,750        1.0
                                              97,000     Edison International...     1,800,212      1,927,875        1.3
                                              50,000     Enova Corporation
                                                           Holding Co...........     1,184,750      1,137,500        0.8
                                              54,300     Entergy Corp...........     1,905,240      1,506,825        1.1
                                              30,000     FPL Group, Inc.........     1,374,501      1,380,000        1.0
                                              85,200     GPU, Inc...............     2,559,840      2,864,850        2.0
                                             146,200     Houston Industries,
                                                           Inc..................     3,215,466      3,307,775        2.3
                                              56,000     NIPSCO Industries,
                                                           Inc..................     1,787,890      2,219,000        1.5
                                              50,700     New York State Electric
                                                           & Gas Corp...........     1,537,761      1,096,387        0.8
                                              93,800     PECO Energy Co.........     2,719,313      2,368,450        1.7
                                              72,800     PacifiCorp.............     1,401,416      1,492,400        1.0
                                              44,000     Public Service Co. of
                                                           Colorado.............     1,312,146      1,710,500        1.2
                                              86,200     Southern Co............     1,846,654      1,950,275        1.4
                                              55,000     Texas Utilities Co.....     2,237,675      2,241,250        1.6
                                                                                   -----------         ------
                                                                                    36,732,313     37,894,144       26.6
                ------------------------------------------------------------------------------------------------------
                Utilities--Gas                33,100     AGL Resources Inc......       619,896        699,237        0.5
                                              33,000     The Brooklyn Union Gas
                                                           Co...................       855,855        994,125        0.7
                                              52,000     The Coastal Corp.......     1,509,758      2,541,500        1.8
                                              24,800     El Paso Natural Gas
                                                           Co...................       895,148      1,252,400        0.9
                                              55,000     MDU Resources Group,
                                                           Inc..................     1,171,945      1,265,000        0.9
                                              26,100     National Fuel Gas
                                                           Company..............       788,314      1,076,625        0.7
                                              25,000     New Jersey Resources
                                                           Corp.................       656,623        731,250        0.5
                                              53,500     Questar Corp...........     1,908,628      1,966,125        1.4
                                              72,200     Sonat, Inc.............     2,342,585      3,718,300        2.6
                                              49,800     Washington Gas Light
                                                           Co...................     1,046,197      1,126,725        0.8
                                             117,900     Williams Co., Inc......     2,298,643      4,421,250        3.1
                                                                                   -----------         ------
                                                                                    14,093,592     19,792,537       13.9
                ------------------------------------------------------------------------------------------------------
                Utilities--Water              38,000     American Water Works
                                                           Co., Inc.............       714,875        783,750        0.5
                ------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks
                                                         in the United States       63,115,432     72,780,956       51.1
---------------------------------------------------------------------------------------------------------------------
                                                         Total Investments in
                                                         Common Stocks             110,223,157    135,138,132       94.9
---------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series, Inc.--Global Utility Focus Fund
Schedule of Investments as of December 31, 1996 (concluded)    (in US dollars)
------------------------------------------------------------------------------

                                             Face              Fixed-Income                         Value       Percent of
    Country             Industry            Amount              Securities            Cost        (Note 1a)     Net Assets
  ---------------------------------------------------------------------------------------------------------------------
Australia       Telecommunications        US$1,040,000     Telstra Corp. Ltd.,
                                                             6.50% due
                                                             7/31/2003(a).......  $  1,084,062   $  1,020,240        0.7%
                ------------------------------------------------------------------------------------------------------
                                                           Total Fixed-Income
                                                           Securities in
                                                             Australia               1,084,062      1,020,240        0.7
---------------------------------------------------------------------------------------------------------------------
Korea           Utilities--Electric          1,000,000     Korea Electric Power
                                                             Corp., 6.375% due
                                                             12/01/2003.........       985,510        971,750        0.7
                ------------------------------------------------------------------------------------------------------
                                                           Total Fixed-Income
                                                           Securities in Korea         985,510        971,750        0.7
---------------------------------------------------------------------------------------------------------------------
                                                           Total Investments in
                                                           Fixed-Income
                                                             Securities              2,069,572      1,991,990        1.4
---------------------------------------------------------------------------------------------------------------------

                                                           Short-Term Securities
  ---------------------------------------------------------------------------------------------------------------------
                Commercial Paper***          5,049,000     General Electric
                                                             Capital Corp.,
                                                             7.10% due
                                                             1/02/1997..........     5,047,008      5,047,008        3.5
                ------------------------------------------------------------------------------------------------------
                                                           Total Investments in
                                                           Short-Term Securities     5,047,008      5,047,008        3.5
---------------------------------------------------------------------------------------------------------------------
                                                           Total Investments....  $117,339,737    142,177,130       99.8
                                                                                  =============
                                                           Other Assets Less
                                                             Liabilities........                      260,671        0.2
                                                                                                 ------------   ----------
                                                           Net Assets...........                 $142,437,801      100.0%
                                                                                                 =============  ===========
---------------------------------------------------------------------------------------------------------------------

  * American Depositary Receipts (ADR).

 ** Global Depositary Receipts (GDR).

*** Commercial Paper is traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund.

  + Non-income producing security.

(a) Restricted security as to resale. The value of the Fund's investment in restricted securities was approximately $3,420,000, representing 2.4% of net assets.
------------------------------------------------------------------------------

                                                                                                               Value
                               Issue                                   Acquisition Date(s)        Cost       (Note 1a)
---------------------------------------------------------------------------------------------------------------------
Central Costanera S.A. (ADR)........................................        12/17/1993         $  261,847    $  238,975
Distribuidora Chilectra Metropolitana, S.A. (ADR)...................   8/06/1993-12/21/1993     1,098,338     1,860,300
Tata Electric Companies (GDR).......................................        2/22/1994             710,000       300,000
Telestra Corp. Ltd., 6.50% due 7/31/2003............................    7/26/1993-9/29/1993     1,084,062     1,020,240
---------------------------------------------------------------------------------------------------------------------
Total                                                                                          $3,154,247    $3,419,515
                                                                                               ==========    ==========
---------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.--Government Bond Fund
Schedule of Investments as of December 31, 1996
------------------------------------------------------------------------------

                                    Face                                                                        Value
                                   Amount                          Issue                          Cost        (Note 1a)
 ---------------------------------------------------------------------------------------------------------------------
                                                    US Government & Agency Obligations
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage       $ 3,000,000   Federal Home Loan Mortgage Corp.,
Corporation--3.4%                              7.14% due 9/13/2006..........................   $ 3,064,440   $ 3,082,019
---------------------------------------------------------------------------------------------------------------------
                                               Total Federal Home Loan Mortgage Corp.            3,064,440     3,082,019
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage                      Federal National Mortgage Association:
Association--14.8%                 2,000,000     8.90% due 6/12/2000........................     2,171,480     2,161,880
                                   1,045,000     7.50% due 2/11/2002........................     1,088,232     1,093,007
                                   4,000,000     7.40% due 7/01/2004........................     4,157,540     4,191,880
                                     500,000     7.85% due 9/10/2004........................       499,297       511,720
                                   2,000,000     7.65% due 3/10/2005........................     2,091,140     2,125,320
                                   3,000,000     7.375% due 3/28/2005.......................     3,158,430     3,138,750
---------------------------------------------------------------------------------------------------------------------
                                               Total Federal National Mortgage Association      13,166,119    13,222,557
---------------------------------------------------------------------------------------------------------------------
US Treasury Notes--72.4%                       US Treasury Notes:
                                   2,000,000     7.125% due 2/29/2000.......................     2,004,375     2,059,060
                                   1,000,000     6.875% due 3/31/2000.......................     1,019,375     1,022,500
                                   5,000,000     7.50% due 11/15/2001.......................     5,140,469     5,263,300
                                  11,500,000     6.375% due 8/15/2002.......................    11,488,545    11,575,440
                                   2,000,000     6.25% due 2/15/2003........................     1,992,656     1,997,500
                                   3,000,000     5.75% due 8/15/2003........................     2,835,781     2,910,000
                                  12,000,000     7.25% due 5/15/2004........................    12,468,047    12,626,280
                                   3,000,000     7.25% due 8/15/2004........................     3,219,375     3,157,500
                                   4,000,000     7.875% due 11/15/2004......................     4,440,000     4,365,000
                                   8,000,000     6.50% due 5/15/2005........................     7,732,480     8,053,760
                                   3,000,000     6.875% due 5/15/2006.......................     3,082,187     3,091,410
                                   6,000,000     7.00% due 7/15/2006........................     6,079,687     6,233,460
                                   2,500,000     6.50% due 10/15/2006.......................     2,488,359     2,513,675
---------------------------------------------------------------------------------------------------------------------
                                               Total US Treasury Notes                          63,991,336    64,868,885
---------------------------------------------------------------------------------------------------------------------
                                               Total US Government & Agency
                                               Obligations--90.6%                               80,221,895    81,173,461
---------------------------------------------------------------------------------------------------------------------
                                                 Short-Term Securities
---------------------------------------------------------------------------------------------------------------------
Repurchase Agreements*--5.2%       4,661,000   UBS Securities Funding, Inc. purchased on
                                                 12/31/1996 to yield 6.75% to 1/02/1997.....     4,661,000     4,661,000
---------------------------------------------------------------------------------------------------------------------
US Government                                  US Treasury Bills:
Obligations**--2.2%                1,000,000     4.55% due 1/09/1997........................       998,863       998,863
                                   1,000,000     4.60% due 1/16/1997........................       997,956       997,956
                                                                                               -----------
                                                                                                 1,996,819     1,996,819
---------------------------------------------------------------------------------------------------------------------
                                               Total Short-Term Securities                       6,657,819     6,657,819
---------------------------------------------------------------------------------------------------------------------
                                               Total Investments--98.0%.....................   $86,879,714    87,831,280
                                                                                               ===========
                                               Other Assets Less Liabilities--2.0%..........                   1,749,512
                                               Net Assets--100.0%...........................                 $89,580,792

------------------------------------------------------------------------------

 * Repurchase Agreements are fully collateralized by US Government
   Obligations.

** Certain US Government Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.

See Notes to Financial Statements.

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.--High Current Income Fund
Schedule of Investments as of December 31, 1996
------------------------------------------------------------------------------

                              S&P    Moody's     Face                                                            Value
         Industry           Ratings  Ratings    Amount                     Issue                   Cost        (Note 1a)
  ---------------------------------------------------------------------------------------------------------------------
Airlines--1.0%              B+       B1        $4,000,000     USAir, Inc., 10.375% due
                                                                3/01/2013....................  $  3,935,000   $  4,180,000
---------------------------------------------------------------------------------------------------------------------
Automotive--0.9%            B        B3         2,000,000     Collins & Aikman Corp., 11.50%
                                                                due 4/15/2006................     2,000,000      2,180,000
                            B        B2         2,000,000     Exide Corp., 11.64% due
                                                                12/15/2004(d)................     1,817,902      1,840,000
                                                                                               ------------   ------------
                                                                                                  3,817,902      4,020,000
---------------------------------------------------------------------------------------------------------------------
Broadcasting &              BB       Ba3        4,000,000     Grupo Televisa S.A., 11.375%
Publishing--4.4%                                                due 5/15/2003................     4,025,000      4,295,000
                            BB-      B1         5,000,000     Hollinger, International Inc.,
                                                                9.25% due 2/01/2006..........     4,961,250      4,950,000
                            BB-      Ba3        1,000,000     K-III Communications Corp.,
                                                                10.25% due 6/01/2004.........       995,000      1,040,000
                            B        Caa        4,300,000     NWCG Holding Corp., 13.50% due
                                                                6/15/1999(d).................     3,121,269      3,547,500
                                                              Sinclair Broadcasting Group
                                                                Inc.:
                            B        B2         2,500,000     10% due 12/15/2003.............     2,436,250      2,537,500
                            B        B2         2,000,000     10% due 9/30/2005..............     1,993,750      2,030,000
                                                                                               ------------   ------------
                                                                                                 17,532,519     18,400,000
---------------------------------------------------------------------------------------------------------------------
Broadcasting/               CCC+     Caa        5,023,939     American Telecasting, Inc.,
Cable--11.3%                                                    14.38% due 6/15/2004(d)(e)...     3,531,401      2,059,815
                            B-       B2         1,500,000     Argyle Television Inc., 9.75%
                                                                due 11/01/2005...............     1,447,500      1,522,500
                            CCC+     Caa        8,000,000     Australis Media Ltd., 14.59%
                                                                due 5/15/2003(d).............     4,978,793      4,200,000
                            BB-      B2         9,000,000     Bell Cablemedia PLC, 11.74% due
                                                                9/15/2005(d).................     5,917,159      7,222,500
                            BB-      Ba3        3,000,000     Century Communications Corp.,
                                                                9.50% due 3/01/2005..........     2,953,750      3,075,000
                            CCC+     Caa        5,500,000     Echostar Satellite
                                                                Broadcasting, 13.15% due
                                                                3/15/2004(d).................     3,654,874      4,207,500
                            NR*      NR*        2,000,000     +Globo Communicacoes
                                                                Participacoes, 10.50% due
                                                                12/20/2006...................     2,006,250      2,012,500
                            B        B2         4,000,000     +Intermedia Capital Partners,
                                                                11.25% due 8/01/2006.........     3,997,500      4,160,000
                            BB+      Ba3        5,000,000     Lenfest Communications, Inc.,
                                                                8.375% due 11/01/2005........     4,627,500      4,831,250
                            B        B1         4,000,000     +Olympus Communications L.P.,
                                                                10.625% due 11/15/2006.......     4,000,000      4,095,000
                            B-       B3         2,000,000     SFX Broadcasting Inc., 10.75%
                                                                due 5/15/2006................     1,990,000      2,110,000
                                                              Videotron Holdings PLC:
                            B+       B3         5,500,000     11.77% due 7/01/2004(d)........     4,029,842      4,785,000
                            BB+      Ba3        2,500,000     10.625% due 2/15/2005..........     2,559,375      2,750,000
                                                                                               ------------   ------------
                                                                                                 45,693,944     47,031,065
---------------------------------------------------------------------------------------------------------------------
Building                    BB       B1         2,500,000     +Cemex S.A., 12.75% due
Materials--1.5%                                                 7/15/2006....................     2,500,000      2,793,750
                            B        B3         3,340,000     Pacific Lumber Co., 10.50% due
                                                                3/01/2003....................     3,252,088      3,390,100
                                                                                               ------------   ------------
                                                                                                  5,752,088      6,183,850
---------------------------------------------------------------------------------------------------------------------
Capital Goods--1.6%         B+       B1         1,660,000     Essex Group, Inc., 10% due
                                                                5/01/2003....................     1,668,925      1,701,500
                            B-       B3         4,500,000     International Wire Group Inc.,
                                                                11.75% due 6/01/2005.........     4,490,625      4,815,000
                                                                                               ------------   ------------
                                                                                                  6,159,550      6,516,500
---------------------------------------------------------------------------------------------------------------------
Chemicals -- 1.9%           B+       Ba3        4,100,000     Agricultural Minerals &
                                                                Chemicals Co., L.P., 10.75%
                                                                due 9/30/2003................     4,123,188      4,458,750
                            B+       Ba3        3,500,000     +ISP Holdings Inc., 9.75% due
                                                                2/15/2002....................     3,500,000      3,587,500
                                                                                               ------------   ------------
                                                                                                  7,623,188      8,046,250
---------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series, Inc.--High Current Income Fund
Schedule of Investments as of December 31, 1996 (continued)
------------------------------------------------------------------------------

                              S&P    Moody's     Face                                                            Value
         Industry           Ratings  Ratings    Amount                     Issue                   Cost        (Note 1a)
  ---------------------------------------------------------------------------------------------------------------------
Communications--            NR*      NR*       $3,000,000     +Comtel Brasileira Ltd., 10.75%
8.7%                                                            due 9/26/2004................  $  3,000,000   $  3,082,500
                            B-       B3         8,000,000     Millicom International Celular
                                                                S.A., 13.31% due
                                                                6/01/2006(d).................     4,555,660      4,960,000
                            CCC-     B3         6,000,000     Nextel Communications, Inc.,
                                                                14.11% due 8/15/2004(d)......     3,722,677      4,095,000
                            B        B2         3,000,000     +Paging Network, Inc., 10% due
                                                                10/15/2008...................     3,003,750      3,041,250
                            B        B3         3,000,000     Panamsat L.P., 12.16% due
                                                                8/01/2003(d).................     2,413,727      2,790,000
                            BB-      B2         3,000,000     Rogers Communications Inc.,
                                                                10.875% due 4/15/2004........     3,042,500      3,150,000
                            BB-      B1         4,000,000     Telefonica de Argentina S.A.,
                                                                11.875% due 11/01/2004.......     3,917,780      4,420,000
                            BB       B1         7,000,000     TeleWest Communications PLC,
                                                                11.45% due 10/01/2007(d).....     4,520,553      4,882,500
                            B-       B2         3,000,000     USA Mobile Communications
                                                                Holdings, Inc., 9.50% due
                                                                2/01/2004....................     2,710,000      2,850,000
                            B+       B1         1,500,000     Vanguard Cellular Systems,
                                                                9.375% due 4/15/2006.........     1,500,000      1,522,500
                            B-       B3         1,000,000     Western Wireless Corp., 10.50%
                                                                due 2/01/2007................       990,000      1,046,250
                                                                                               ------------   ------------
                                                                                                 33,376,647     35,840,000
---------------------------------------------------------------------------------------------------------------------
Computer Services--         B-       B3         3,000,000     Dictaphone Corp., 11.75% due
0.7%                                                            8/01/2005....................     2,943,750      2,760,000
---------------------------------------------------------------------------------------------------------------------
Congolomerates--            CCC+     B3         2,125,000     Interlake Corp., 12.125% due
2.0%                                                            3/01/2002....................     2,000,750      2,199,375
                            B+       B2         2,000,000     JB Poindexter & Co., 12.50% due
                                                                5/15/2004....................     2,000,000      1,950,000
                            NR*      NR*          890,000     MacAndrews & Forbes Group,
                                                                Inc.,13% due 3/01/1999.......       868,373        890,000
                                                              Sequa Corp.:
                            B+       B1           750,000     9.625% due 10/15/1999..........       740,625        772,500
                            B+       B3         2,500,000     9.375% due 12/15/2003..........     2,512,813      2,550,000
                                                                                               ------------   ------------
                                                                                                  8,122,561      8,361,875
---------------------------------------------------------------------------------------------------------------------
Consumer--                  B        NR*        5,000,000     Coleman Holdings, Inc.,
Products--5.7%                                                11.39% due 5/27/1998(d)........     4,254,825      4,150,000
                            B+       Ba3        1,250,000     Coty Inc., 10.25% due
                                                                5/01/2005....................     1,250,000      1,356,250
                            B+       Ba2        7,000,000     International Semi-Tech
                                                                Microelectronics, Inc.,
                                                                13.13% due 8/15/2003(d)......     4,229,935      4,515,000
                            B-       B2         3,619,000     Polymer Group Inc., 12.25% due
                                                                7/15/2002....................     3,678,048      3,953,758
                            B-       B2         4,500,000     Samsonite Corp., 11.125% due
                                                                7/15/2005....................     4,348,750      4,927,500
                            B+       B1         4,500,000     Sealy Corp., 9.50% due
                                                                5/01/2003....................     4,453,125      4,545,000
                                                                                               ------------   ------------
                                                                                                 22,214,683     23,447,508
---------------------------------------------------------------------------------------------------------------------
Defense--0.7%               B+       B1         3,000,000     +Newport News Ship, 9.25% due
                                                                12/01/2006...................     3,000,000      3,090,000
---------------------------------------------------------------------------------------------------------------------
Diversified--0.6%                                             Foamex L.P.:
                            B+       B1           530,000     9.50% due 6/01/2000............       517,413        537,950
                            B        B1         1,950,000     11.25% due 10/01/2002..........     1,936,375      2,067,000
                                                                                               ------------   ------------
                                                                                                  2,453,788      2,604,950
---------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series, Inc.--High Current Income Fund
Schedule of Investments as of December 31, 1996 (continued)
------------------------------------------------------------------------------

                              S&P    Moody's     Face                                                            Value
         Industry           Ratings  Ratings    Amount                     Issue                   Cost        (Note 1a)
  ---------------------------------------------------------------------------------------------------------------------
Energy--6.2%                B        B2        $4,500,000     Benton Oil & Gas Co, 11.625%
                                                                due 05/01/2003...............  $  4,500,000   $  4,983,750
                            B+       B1         1,750,000     +Parker Drilling Co., 9.75% due
                                                                11/15/2006...................     1,758,750      1,846,250
                            NR*      NR*        3,000,000     +Petroleo Brasileiro S.A.--
                                                                Petrobras, 10% due
                                                                10/17/2006...................     3,000,313      3,033,750
                            NR*      NR*        4,000,000     +Transamerican Exploration
                                                                Corp., 14% due 9/19/1998.....     3,960,000      4,040,000
                            CCC+     Caa        3,400,000     Transamerican Refining Corp.,
                                                                19.11% due 2/15/2002(d)......     2,731,372      2,805,000
                            BB-      B2         4,500,000     TransTexas Gas Corp., 11.50%
                                                                due 6/15/2002................     4,498,750      4,860,000
                            BB-      B1         4,500,000     Yacimientos Petroliferos
                                                                Fiscales S.A., 8% due
                                                                2/15/2004....................     3,694,375      4,342,500
                                                                                               ------------   ------------
                                                                                                 24,143,560     25,911,250
---------------------------------------------------------------------------------------------------------------------
Entertainment--1.1%         B        B2         5,000,000     Six Flags Theme Parks Corp.,
                                                                12.25% due 6/15/2005(d)......     4,237,019      4,700,000
---------------------------------------------------------------------------------------------------------------------
Financial Services--1.0%    BB-      B1         4,000,000     Reliance Group Holdings Inc.,
                                                                9.75% due 11/15/2003.........     3,898,750      4,160,000
---------------------------------------------------------------------------------------------------------------------
Food &                      B+       B1         4,500,000     Chiquita Brands International
Beverage--3.5%                                                Inc., 9.125% due 3/01/2004.....     4,448,750      4,545,000
                            NR*      NR*        1,893,000     Cumberland Farms, Inc., 10.50%
                                                                due 10/01/2003...............     1,852,774      1,807,815
                            CCC+     Caa        2,500,000     Del Monte Corp., 10% due
                                                                5/01/2003....................     2,310,000      2,387,500
                            B-       B3         1,500,000     Envirodyne Industries, Inc.,
                                                                10.25% due 12/01/2001........     1,528,125      1,436,250
                            B        B3         4,500,000     Specialty Foods Corp., 11.125%
                                                                due 10/01/2002...............     4,444,375      4,275,000
                                                                                               ------------   ------------
                                                                                                 14,584,024     14,451,565
---------------------------------------------------------------------------------------------------------------------
Foreign Government          BB-      B1         4,000,000     Republic of Argentina, 8.375%
Obligations--0.9%                                               due 12/20/2003...............     3,175,000      3,765,000
---------------------------------------------------------------------------------------------------------------------
Gaming--2.5%                B        B3         4,000,000     Greate Bay Properties, Inc.,
                                                                10.875% due 1/15/2004........     3,590,000      3,360,000
                            D        Caa        4,500,000     Harrah's Jazz Company, 14.25%
                                                                due 11/15/2001(c)............     4,468,750      2,210,625
                            BB-      B1         5,000,000     Trump Atlantic City
                                                                Association, 11.25% due
                                                                5/01/2006....................     4,961,250      4,950,000
                                                                                               ------------   ------------
                                                                                                 13,020,000     10,520,625
---------------------------------------------------------------------------------------------------------------------
Health Services--2.1%       B+       B1         4,000,000     Beverly Enterprises, Inc., 9%
                                                                due 2/15/2006................     3,740,000      4,020,000
                            B+       B2         3,000,000     Quest Diagnostic Inc., 10.75%
                                                                due 12/15/2006...............     3,000,000      3,150,000
                            B        B3         2,000,000     Unilab Corp., 11% due
                                                                4/01/2006....................     1,995,000      1,350,000
                                                                                               ------------   ------------
                                                                                                  8,735,000      8,520,000
---------------------------------------------------------------------------------------------------------------------
Home-Builders--0.6%         B-       B2         2,500,000     Del Webb Corporation, 9% due
                                                                2/15/2006....................     2,497,500      2,437,500
---------------------------------------------------------------------------------------------------------------------
Hotels--1.1%                BB-      Ba3        4,500,000     HMC Acquisition Properties, 9%
                                                                due 12/15/2007...............     4,202,500      4,567,500
---------------------------------------------------------------------------------------------------------------------
Independent Power           BB-      Ba3        2,750,000     AES China Generating Co. Ltd.
Producers--2.1%                                                 (Class A), 10.125% due
                                                                12/15/2006...................     2,747,360      2,860,000
                            BB       B2         2,500,000     California Energy Company,
                                                                Inc., 9.875% due 6/30/2003...     2,518,750      2,625,000
                            NR*      NR*        1,500,000     Consolidated Hydro, Inc.,
                                                                11.80% due 7/15/2003(d)......     1,256,950        480,000
                                                              Midland Cogeneration Venture
                                                                L.P.:
                            BB       Ba3        2,327,454     10.33% due 7/23/2002(e)........     2,367,215      2,478,739
                            B-       B2           250,000     11.75% due 7/23/2005...........       250,000        276,790
                                                                                               ------------   ------------
                                                                                                  9,140,275      8,720,529
---------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series, Inc.--High Current Income Fund
Schedule of Investments as of December 31, 1996 (continued)
------------------------------------------------------------------------------

                              S&P    Moody's     Face                                                            Value
         Industry           Ratings  Ratings    Amount                     Issue                   Cost        (Note 1a)
  ---------------------------------------------------------------------------------------------------------------------
Metals & Mining--           B-       B2        $4,500,000     Kaiser Aluminum Corp., 12.75%
1.8%                                                            due 2/01/2003................  $  4,770,000   $  4,837,500
                            B-       B3         3,000,000     Maxxam Group, Inc., 12.25% due
                                                                8/01/2003(d).................     2,484,169      2,557,500
                                                                                               ------------   ------------
                                                                                                  7,254,169      7,395,000
---------------------------------------------------------------------------------------------------------------------
Packaging--2.1%                                               Owens-Illinois, Inc.:
                            B+       B2         2,000,000       10% due 8/01/2002............     2,000,000      2,090,000
                            BB       Ba3        2,000,000       11% due 12/01/2003...........     2,145,312      2,225,000
                            B        B2         4,000,000     Portola Packaging Inc., 10.75%
                                                                due 10/01/2005...............     4,000,000      4,170,000
                                                                                               ------------   ------------
                                                                                                  8,145,312      8,485,000
---------------------------------------------------------------------------------------------------------------------
Paper--4.6%                 B        B3         4,000,000     Crown Paper Co., 11% due
                                                                9/01/2005....................     3,663,750      3,760,000
                            B        B2         3,000,000     Fort Howard Corp., 9% due
                                                                2/01/2006....................     2,895,000      3,030,000
                            BB-      B2         3,000,000     Repap Wisconsin Finance, Inc.,
                                                                9.25% due 2/01/2002..........     2,760,000      3,022,500
                            B        B3         4,000,000     Riverwood International Corp.,
                                                                10.875% due 4/01/2008........     3,978,750      3,700,000
                            B+       B1         2,000,000     S.D. Warren Co., 12% due
                                                                12/15/2004...................     2,000,000      2,160,000
                                                              Stone Container Corp.:
                            B+       B1         1,950,000       9.875% due 2/01/2001.........     1,869,375      1,969,500
                            BB-      B1         1,300,000       10.75% due 10/01/2002........     1,287,000      1,369,875
                                                                                               ------------   ------------
                                                                                                 18,453,875     19,011,875
---------------------------------------------------------------------------------------------------------------------
Real Estate--0.5%           NR*      NR*        3,000,000     Rockefeller Center Properties,
                                                                11.09% Inc., due 12/31/2000
                                                                (Convertible)(d).............     1,965,742      1,852,500
---------------------------------------------------------------------------------------------------------------------
Restaurants--1.5%                                             Foodmaker, Inc.:
                            B        B1         4,000,000       9.25% due 3/01/1999..........     4,010,000      4,090,000
                            CCC+     B1         2,000,000       9.75% due 11/01/2003.........     1,972,075      1,965,000
                                                                                               ------------   ------------
                                                                                                  5,982,075      6,055,000
---------------------------------------------------------------------------------------------------------------------
Retail Specialty--0.1%      D        Caa        4,500,000     Bradlees, Inc., 11% due
                                                                8/01/2002(c).................     4,466,562        472,500
---------------------------------------------------------------------------------------------------------------------
Steel--0.8%                 B        B2         3,500,000     Weirton Steel Corp., 10.75% due
                                                                6/01/2005....................     3,346,250      3,430,000
---------------------------------------------------------------------------------------------------------------------
Supermarkets--1.5%          B        B2         3,500,000     Penn Traffic American Corp.,
                                                                8.625% due 12/15/2003........     2,888,750      2,878,750
                            B        B1         1,000,000     Ralph's Grocery Co., 10.45% due
                                                                6/15/2004....................       962,500      1,063,750
                            B        B1         2,000,000     Ralph's Grocery Co. (New),
                                                                10.45% due 6/15/2004.........     1,897,358      2,125,000
                                                                                               ------------   ------------
                                                                                                  5,748,608      6,067,500
---------------------------------------------------------------------------------------------------------------------
Textiles--2.3%              B-       Caa        3,000,000     Decorative Home Accents, Inc.
                                                                (Class F), 13% due
                                                                6/30/2002....................     2,977,008      1,950,000
                            BB-      Ba3        3,500,000     Tultex Corp., 10.625% due
                                                                3/15/2005....................     3,500,000      3,815,000
                            B+       B2         3,500,000     Westpoint Stevens Industries,
                                                                Inc., 9.375% due 12/15/2005..     3,291,250      3,605,000
                                                                                               ------------   ------------
                                                                                                  9,768,258      9,370,000
---------------------------------------------------------------------------------------------------------------------
Transportation--2.5%        BB-      B1         4,000,000     Sea Containers Ltd., 12.50% due
                                                                12/01/2004...................     4,380,000      4,400,000
                            B-       B3         3,700,000     Transtar Holdings Inc., 11.02%
                                                                due 12/15/2003(d)............     2,720,132      2,960,000
                            BB       Ba2        3,000,000     Viking Star Shipping Co.,
                                                                9.625% due 7/15/2003.........     2,905,937      3,138,750
                                                                                               ------------   ------------
                                                                                                 10,006,069     10,498,750
---------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series, Inc.--High Current Income Fund
Schedule of Investments as of December 31, 1996 (continued)
------------------------------------------------------------------------------

                              S&P    Moody's     Face                                                            Value
         Industry           Ratings  Ratings    Amount                     Issue                   Cost        (Note 1a)
  ---------------------------------------------------------------------------------------------------------------------
Utilities--4.8%             B+       B1        $3,453,000     Beaver Valley Funding Corp., 9%
                                                                due 6/01/2017................  $  3,252,225   $  3,297,580
                                                              CTC Mansfield Funding Corp.:
                            B+       Ba3          995,000       10.25% due 3/30/2003.........       978,850      1,009,686
                            B+       Ba3        2,300,000       11.125% due 9/30/2016........     2,402,500      2,426,500
                            BB       Ba2        2,000,000     Cleveland Electric Illuminating
                                                                Co., 9.50% due 5/15/2005.....     1,996,160      2,108,760
                            BB-      B1         4,000,000     Metrogas S.A., 12% due
                                                                8/15/2000....................     3,935,000      4,390,000
                            BBB-     NR*        3,000,000     +Trans Gas de Occidente S.A.,
                                                                9.79% due 11/01/2010.........     3,000,000      3,105,000
                                                              +Tucson Electric & Power Co.:
                            NR*      NR*        3,070,687       10.21% due 1/01/2009.........     2,948,074      2,990,357
                            NR*      NR*          500,000       10.732% due 1/01/2013........       461,050        489,995
                                                                                               ------------   ------------
                                                                                                 18,973,859     19,817,878
---------------------------------------------------------------------------------------------------------------------
Waste                       D        Ca         3,500,000     Mid-American Waste Systems,
Management--0.3%                                                Inc., 12.25% due 2/15/2003...     3,555,000      1,225,000
---------------------------------------------------------------------------------------------------------------------
                                                              Total Investments in Corporate
                                                              Bonds--84.9%                      347,925,027    351,916,970
---------------------------------------------------------------------------------------------------------------------
                                                Shares
                                                 Held                Preferred Stocks
  ---------------------------------------------------------------------------------------------------------------------
Broadcasting &                                     15,259     K-III Communications Corp.
Publishing--1.8%                                                (Series B)(a)................     1,513,108      1,533,622
                                                    5,375     Time Warner Inc. (Series
                                                                M)(a)........................     5,376,812      5,831,875
                                                                                               ------------   ------------
                                                                                                  6,889,920      7,365,497
---------------------------------------------------------------------------------------------------------------------
Communications--0.7%                                3,000     +Paxson Communications(a)......     2,835,000      2,857,500
---------------------------------------------------------------------------------------------------------------------
Industrials--0.7%                                  30,000     Cablevision Systems Corp.,
                                                                (Series M)(a)................     2,617,500      2,760,000
---------------------------------------------------------------------------------------------------------------------
Packaging--0.6%                                     2,578     +Silgan Holdings Inc.(a).......     2,581,120      2,758,460
---------------------------------------------------------------------------------------------------------------------
Steel--0.7%                                       120,000     USX Capital Corp...............     3,000,000      3,045,000
---------------------------------------------------------------------------------------------------------------------
                                                              Total Investments in Preferred
                                                              Stocks--4.5%                       17,923,540     18,786,457
---------------------------------------------------------------------------------------------------------------------
                                                                       Common Stocks
  ---------------------------------------------------------------------------------------------------------------------
Broadcasting &                                     93,747     On Command Corporation (c).....     2,744,654      1,488,234
Publishing--0.3%
---------------------------------------------------------------------------------------------------------------------
Food & Beverage--0.0%                               4,300     FoodBrands America, Inc.(c)....       240,909         59,125
---------------------------------------------------------------------------------------------------------------------
Gaming--0.0%                                        2,500     Goldriver Hotel & Casino
                                                                Finance Corp. (Class B) (c)..        18,603              0
---------------------------------------------------------------------------------------------------------------------
Hotel--0.0%                                           107     Buckhead America Corp.(c)......           575            642
---------------------------------------------------------------------------------------------------------------------
Industrial Services--0.0%                             311     Thermadyne Industries,
                                                                Inc.(c)......................         4,495          8,242
---------------------------------------------------------------------------------------------------------------------
Supermarkets--0.1%                                 53,022     Grand Union Co.(c).............     3,090,000        258,482
---------------------------------------------------------------------------------------------------------------------
Textiles--0.0%                                      3,000     +Decorative Home Accents, Inc.
                                                                (Class F)(c).................        22,992         16,500
---------------------------------------------------------------------------------------------------------------------
                                                              Total Investments in Common
                                                              Stocks--0.4%                        6,122,228      1,831,225
---------------------------------------------------------------------------------------------------------------------
                                                                    Trusts and Warrants
  ---------------------------------------------------------------------------------------------------------------------
Broadcasting &                                     29,830     On Command Corporation
  Publishing--0.1%                                              (Warrants)(b)................       238,640        201,353
---------------------------------------------------------------------------------------------------------------------
Broadcasting/Cable--0.0%                           23,350     American Telecasting, Inc.
                                                                (Warrants)(b)................         4,776         52,537
---------------------------------------------------------------------------------------------------------------------
Energy--0.0%                                       42,733     Transamerican Refining Corp.
                                                                (Warrants) (b)...............        99,622         85,466
---------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.--High Current Income Fund
Schedule of Investments as of December 31, 1996 (concluded)
------------------------------------------------------------------------------

                                                 Shares                                                          Value
         Industry                                 Held              Trusts and Warrants            Cost        (Note 1a)
  ---------------------------------------------------------------------------------------------------------------------
Gaming--0.0%                                           250     +Goldriver Hotel & Casino
                                                                 Finance Corp., (Liquidating
                                                                 Trust)(c)...................  $      6,000   $      2,141
---------------------------------------------------------------------------------------------------------------------
                                                               Total Investments in Trusts
                                                               and Warrants--0.1%                   349,038        341,497
---------------------------------------------------------------------------------------------------------------------
                                                  Face
                                                 Amount            Short-Term Securities
  ---------------------------------------------------------------------------------------------------------------------
Commercial Paper**--3.5%                       $14,421,000     General Electric Capital
                                                                 Corp., 7.10% due
                                                                 1/02/1997...................    14,415,312     14,415,312
---------------------------------------------------------------------------------------------------------------------
US Government & Agency                                         Federal Home Loan Bank:
Obligations**--5.7%                              8,000,000       5.21% due 1/02/1997.........     7,997,684      7,997,684
                                                 8,000,000       5.49% due 1/23/1997.........     7,971,940      7,971,940
                                                 2,618,000     Federal Home Loan Mortgage
                                                                 Corp., 6.50% due 1/02/1997..     2,617,055      2,617,055
                                                 5,000,000     Federal National Mortgage
                                                                 Association, 5.45% due
                                                                 1/14/1997...................     4,989,403      4,989,403
                                                                                               ------------   ------------
                                                                                                 23,576,082     23,576,082
---------------------------------------------------------------------------------------------------------------------
                                                               Total Investments in Short-
                                                               Term Securities--9.2%             37,991,394     37,991,394
---------------------------------------------------------------------------------------------------------------------
                                                               Total Investments--99.1%......  $410,311,227    410,867,543
                                                                                               =============
                                                               Other Assets Less
                                                                 Liabilities--0.9%...........                    3,747,375
                                                                                                              ------------
                                                               Net Assets--100.0%............                 $414,614,918
                                                                                                              =============
---------------------------------------------------------------------------------------------------------------------

  * Not Rated.

 ** Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.

 (a) Represents a pay-in-kind security which may pay interest/dividend in additional face/shares.

 (b) Warrants entitle the portfolio to purchase a predetermined number of shares of common stock/face amount of bonds. The purchase price and number of shares/face amount are subject to adjustment under certain conditions until the expiration date.

 (c) Non-income producing security.

 (d) Represents a zero coupon or step bond; the interest rate shown is the effective yield at the time of purchase by the Fund.

 (e) Subject to principal paydowns.

  + Restricted security as to resale. The value of the Fund's investment in restricted securities was approximately $47,002,000, representing 11.3% of net assets.

    -----------------------------------------------------------------------------------------------------------------
                                                                                                              Value
                             Issue                                  Acquisition Date(s)        Cost         (Note 1a)
    -----------------------------------------------------------------------------------------------------------------
    Cemex S.A., 12.75% due 7/15/2006.......................                     7/16/1996   $ 2,500,000    $ 2,793,750
    Comtel Brasileira Ltd., 10.75% due 9/26/2004...........                     9/18/1996     3,000,000      3,082,500
    Decorative Home Accents, Inc. (Class F)................           6/30/1995-9/21/1995        22,992         16,500
    Globo Communicacoes Participacoes, 10.50% due
      12/20/2006...........................................         12/10/1996-12/12/1996     2,006,250      2,012,500
    Goldriver Hotel & Casino Finance Corp. (Liquidating
      Trust)...............................................                     8/31/1992         6,000          2,141
    ISP Holdings Inc., 9.75% due 2/15/2002.................                    10/21/1996     3,500,000      3,587,500
    Intermedia Capital Partners, 11.25% due 8/01/2006......         10/30/1996-11/20/1996     3,997,500      4,160,000
    Newport News Ship, 9.25% due 12/01/2006................                    11/21/1996     3,000,000      3,090,000
    Olympus Communications L.P. 10.625% due 11/15/2006.....                    11/06/1996     4,000,000      4,095,000
    Paging Network, Inc., 10% due 10/15/2008...............          11/25/1996-1/26/1996     3,003,750      3,041,250
    Parker Drilling Co., 9.75% due 11/15/2006..............                     11/6/1996     1,758,750      1,846,250
    Paxson Communications..................................                    12/19/1996     2,835,000      2,857,500
    Petroleo Brasileiro S.A. -- Petrobras,
      10% due 10/17/2006...................................         10/21/1996-11/25/1996     3,000,313      3,033,750
    Silgan Holdings Inc. ..................................           7/17/1996-10/3/1996     2,581,120      2,758,460
    Trans Gas de Occidente S.A., 9.79% due 11/01/2010......                    11/02/1995     3,000,000      3,105,000
    Transamerican Exploration Corp., 14% due 9/19/1998.....                     9/19/1996     3,960,000      4,040,000
    Tucson Electric & Power Co., 10.21% due 1/01/2009......           6/16/1993-4/01/1996     2,948,074      2,990,357
    Tucson Electric & Power Co., 10.732% due 1/01/2013.....                     3/01/1993       461,050        489,995
    -----------------------------------------------------------------------------------------------------------------
    Total                                                                                   $45,580,799    $47,002,453
                                                                                            ===========    ===========
    -----------------------------------------------------------------------------------------------------------------
    Ratings of issues shown have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.--Index 500 Fund
Schedule of Investments as of December 31, 1996
------------------------------------------------------------------------------

                                  Shares         Value
        Common Stocks              Held        (Note 1a)
 -------------------------------------------------------
General Electric Co.++ ......         2,758   $   272,697
Coca-Cola Co.................         4,168       219,341
Exxon Corp...................         2,080       203,840
Intel Corp. .................         1,375       179,953
+Microsoft Corporation.......         2,000       165,250
Merck & Co., Inc. ...........         2,019       160,006
Philip Morris Companies,
  Inc. ......................         1,364       153,620
Royal Dutch Petroleum Co. ...           898       153,333
International Business
  Machines Corp. ............           867       130,917
Procter & Gamble Co. ........         1,143       122,872
American Telephone &
  Telegraph Co. .............         2,714       118,059
Johnson & Johnson Co. .......         2,231       110,992
Bristol-Myers Squibb Co. ....           839        91,241
Pfizer, Inc. ................         1,080        89,505
duPont (E.I.) de Nemours &
  Co. .......................           943        88,996
Wal-Mart Companies, Inc. ....         3,843        87,909
Hewlett-Packard Co. .........         1,703        85,576
American International
  Group, Inc. ...............           787        85,193
Citicorp.....................           788        81,164
Mobil Corp. .................           660        80,685
Disney (Walt) Company
  (The) .....................         1,136        79,094
PepsiCo, Inc. ...............         2,603        76,138
GTE Corp. ...................         1,611        73,301
Gillette Co. ................           927        72,074
Chevron Corp. ...............         1,093        71,045
General Motors Corp. ........         1,266        70,580
+cisco Systems, Inc. ........         1,100        69,988
Federal National Mortgage
  Association................         1,829        68,130
Lilly (Eli) & Co. ...........           924        67,452
BellSouth Corp. .............         1,664        67,184
Amoco Corp. .................           833        67,057
Abbott Laboratories..........         1,301        66,026
Chase Manhattan Corp. .......           735        65,599
Boeing Co. ..................           600        63,825
Ford Motor Co. ..............         1,986        63,304
American Home Products
  Corp. .....................         1,070        62,729
Motorola, Inc. ..............           993        60,945
BankAmerica Corp. ...........           601        59,950
Minnesota Mining &
  Manufacturing Co...........           700        58,012
Ameritech Corporation........           920        55,775
McDonald's Corp. ............         1,169        52,897
SBC Communications, Inc. ....         1,011        52,319
Lucent Technologies, Inc. ...         1,067        49,349
Travelers Corporation........         1,073        48,687
Bell Atlantic Corp. .........           733        47,462
NationsBank Corp. ...........           482        47,115
Unilever N.V. ...............           268        46,967
Columbia/HCA Healthcare
  Corp. .....................         1,125        45,844
+Oracle Corporation..........         1,100        45,787
Kimberly-Clark Corp. ........           473        45,053
American Express Co. ........           794        44,861
Eastman Kodak Co. ...........           558        44,780
Texaco Inc. .................           443        43,469
Allstate Corporation ........           745        43,117

                                  Shares         Value
        Common Stocks              Held        (Note 1a)
 -------------------------------------------------------
Wells Fargo & Co. ...........           155        41,811
Schlumberger, Ltd. ..........           413        41,248
Home Depot, Inc. ............           805        40,351
Chrysler Corp................         1,221        40,293
Schering-Plough Corp. .......           619        40,080
Monsanto Co. ................           985        38,292
MCI Communications Corp. ....         1,150        37,519
+WorldCom, Inc. .............         1,435        37,310
Emerson Electric Co. ........           376        36,378
Time Warner, Inc. ...........           953        35,737
Atlantic Richfield Co. ......           269        35,643
NYNEX Corp. .................           737        35,468
First Union Corp. ...........           475        35,150
Warner-Lambert Co. ..........           454        34,050
Pharmacia & Upjohn Inc. .....           851        33,721
+Compaq Computer Corp. ......           454        33,710
Anheuser-Busch
  Companies, Inc. ...........           837        33,480
Federal Home Loan Mortgage
  Corp. .....................           300        33,038
Dow Chemical Co. ............           407        31,899
AlliedSignal Inc. ...........           474        31,758
Campbell Soup Co. ...........           392        31,458
BancOne Corp. ...............           716        30,788
Morgan (J.P.) & Co., Inc. ...           312        30,459
Computer Associates
  International, Inc. .......           611        30,397
Sears, Roebuck & Co. ........           656        30,258
Sara Lee Corporation.........           811        30,210
Lockheed Martin Corp. .......           323        29,554
Nike, Inc. (Class B) ........           483        28,859
Sprint Corp. ................           721        28,750
First Chicago Corp. .........           534        28,702
Xerox Corp. .................           544        28,628
First Data Corporation.......           750        27,375
Medtronic, Inc. .............           401        27,268
Norwest Corp. ...............           620        26,970
Northern Telecom Ltd. .......           433        26,792
United Technologies Corp. ...           403        26,598
WMX Technologies, Inc. ......           813        26,524
Pacific Telesis Group........           718        26,386
US West Communications
  Group......................           800        25,800
Southern Co. ................         1,129        25,544
Union Pacific Corp. .........           410        24,651
+Amgen, Inc. ................           450        24,469
Seagram Co. Ltd. ............           625        24,219
Caterpillar, Inc. ...........           321        24,155
Kellogg Co. .................           353        23,166
McDonnell Douglas Corp. .....           355        22,720
Colgate-Palmolive Co. .......           246        22,694
Merrill Lynch & Co., Inc. ...           276        22,494
+Rockwell International
  Corp. .....................           366        22,280
Bank of New York Co.,
  Inc. ......................           657        22,174
Burlington Northern Santa Fe
  Inc. ......................           256        22,112
Heinz (H.J.) Company.........           616        22,022
+3Com Corp. .................           300        21,975
Fleet Financial Group,
  Inc. ......................           439        21,895
General Re Corp. ............           138        21,770
PNC Bank Corp. ..............           571        21,484

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.--Index 500 Fund
Schedule of Investments as of December 31, 1996 (continued)
------------------------------------------------------------------------------

                                  Shares         Value
        Common Stocks              Held        (Note 1a)
 -------------------------------------------------------
+Airtouch Communications,
  Inc. ......................           840        21,210
Automatic Data
  Processing, Inc............           486        20,837
Westinghouse Electric
  Corp.......................         1,046        20,789
+Viacom, Inc. (Class B)......           593        20,681
International Paper Co. .....           503        20,309
Texas Instruments, Inc. .....           318        20,272
Aetna Inc. ..................           252        20,160
ConAgra, Inc. ...............           403        20,049
Archer-Daniels-Midland
  Co. .......................           911        20,042
May Department Stores Co. ...           422        19,728
Phillips Petroleum Co. ......           441        19,514
+US West Media Group,
  Inc. ......................         1,046        19,351
CoreStates Financial
  Corp. .....................           373        19,349
KeyCorp......................           378        19,089
Raytheon Co. ................           395        19,009
Penney (J.C.) Co. ...........           387        18,866
Baxter International,
  Inc. ......................           457        18,737
CPC International, Inc. .....           241        18,678
Aluminum Co. of America......           291        18,551
Sun Trust Banks, Inc. .......           374        18,419
Norfolk & Southern Corp. ....           210        18,375
Enron Corp. .................           426        18,371
Loews Corporation............           193        18,190
+Boston Scientific Corp. ....           298        17,880
Dean Witter, Discover &
  Co. .......................           269        17,821
Corning, Inc. ...............           385        17,806
Gannett Co., Inc. ...........           236        17,671
Deere & Co. .................           433        17,591
PPG Industries, Inc. ........           307        17,230
CIGNA Corp. .................           126        17,215
Barrick Gold Corporation.....           598        17,193
Unocal Corp. ................           420        17,062
National City Corporation....           372        16,693
General Mills, Inc. .........           263        16,668
+Seagate Technology, Inc. ...           420        16,590
Illinois Tool Works Inc. ....           207        16,534
Walgreen Co. ................           412        16,480
Bank of Boston Corp. ........           256        16,448
Boatmen's Bancshares,
  Inc. ......................           250        16,094
+Dell Computer Corp. ........           300        15,938
Weyerhaeuser Co. ............           332        15,728
Chubb Corp. .................           292        15,695
+CUC International, Inc. ....           659        15,651
Wachovia Corp. ..............           277        15,650
Duke Power Company...........           338        15,633
MBNA Corp. ..................           373        15,479
Mellon Bank Corp. ...........           217        15,407
+Sun Microsystems, Inc. .....           600        15,375
First Bank Systems, Inc. ....           225        15,356
CSX Corp. ...................           363        15,337
Texas Utilities Company......           376        15,322
Albertson's, Inc. ...........           422        15,034
Household International,
  Inc. ......................           162        14,945
Morgan Stanley Group,
  Inc. ......................           255        14,567
Pacific Gas and Electric
  Co. .......................           691        14,511
Edison International.........           726        14,429
Gap, Inc. ...................           475        14,309
+TCI Communications, Inc.
  (Class A)..................         1,100        14,300

                                  Shares         Value
        Common Stocks              Held        (Note 1a)
 -------------------------------------------------------
Dayton Hudson Corporation
  (Class A)..................           363        14,248
American Brands, Inc. .......           285        14,143
AMP, Inc. ...................           368        14,122
FPL Group, Inc. .............           307        14,122
Honeywell, Inc. .............           212        13,939
American General Corp. ......           341        13,938
United Healthcare
  Corporation................           308        13,860
Tyco International, Ltd. ....           262        13,853
+Toys 'R' Us, Inc. ..........           459        13,770
Pitney Bowes, Inc. ..........           249        13,570
Barnett Banks, Inc. .........           327        13,448
+AMR Corp. ..................           152        13,395
Goodyear Tire & Rubber
  Co. .......................           260        13,357
Conrail, Inc. ...............           134        13,350
ITT Hartford Group Inc. .....           197        13,297
Textron Inc. ................           139        13,101
Ralston Purina Co. ..........           177        12,987
Air Products and Chemicals,
  Inc. ......................           187        12,926
+EMC Corporation.............           390        12,919
American Electric Power
  Company, Inc. .............           314        12,913
+HFS Inc. ...................           216        12,906
+Tenneco, Inc. ..............           286        12,906
Occidental Petroleum
  Corp. .....................           551        12,880
Alcan Aluminium, Ltd. .......           379        12,744
Avon Products, Inc. .........           223        12,739
Halliburton Co. .............           210        12,653
Mattel, Inc. ................           455        12,626
Fifth Third Bank.............           200        12,550
Marsh & McLennan Companies,
  Inc. ......................           120        12,480
Union Pacific Resources
  Group......................           418        12,226
Praxair, Inc. ...............           262        12,085
+Federated Department
  Stores, Inc. ..............           348        11,876
Marriott International,
  Inc. ......................           214        11,823
Bankers Trust New York
  Corp. .....................           137        11,816
Crown Company, Inc. .........           215        11,691
Dominion Resources, Inc. ....           302        11,627
Consolidated Edison Company
  of New York................           394        11,525
USX Marathon Group, Inc. ....           482        11,508
Panenergy Corporation........           253        11,385
+Tellabs, Inc. ..............           300        11,287
Alco Standard Corp. .........           218        11,254
Aon Corporation..............           181        11,245
Hershey Foods Corporation....           257        11,244
USBANCORP., Inc. ............           250        11,219
Service Corporation..........           395        11,060
International Georgia-Pacific
  Corp. .....................           153        11,016
Wrigley (WM) Jr. Co. (Class
  B).........................           195        10,969
Public Service Enterprise
  Group, Inc. ...............           399        10,873
Hilton Hotels Corporation....           414        10,816
+Applied Materials, Inc. ....           300        10,763
Entergy Corp. ...............           387        10,739
TRW Inc. ....................           213        10,543

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.--Index 500 Fund
Schedule of Investments as of December 31, 1996 (continued)
------------------------------------------------------------------------------

                                  Shares         Value
        Common Stocks              Held        (Note 1a)
 -------------------------------------------------------
Burlington Resources Inc. ...           209        10,528
+Computer Sciences
  Corporation................           127        10,430
Thermo Electron
  Corporation................           249        10,271
Lowe's Companies, Inc. ......           289        10,259
Micron Technology, Inc. .....           350        10,194
PacifiCorp...................           494        10,127
UST, Inc. ...................           312        10,101
ALLTEL Corp. ................           318         9,977
American Stores Company......           244         9,974
Williams Companies, Inc. ....           262         9,844
+Kroger Co. .................           211         9,811
Unicom Corp. ................           361         9,792
Sysco Corp. .................           300         9,787
Comcast Corp.--Special (Class
  A).........................           550         9,763
Morton International,
  Inc. ......................           239         9,739
Masco Corporation............           269         9,684
Freeport-McMoRan Copper &
  Gold Inc. (Class B)........           324         9,680
Pioneer Hi-Bred
  International, Inc.........           138         9,660
Cognizant Corporation........           287         9,471
Dover Corp. .................           188         9,447
Comerica Inc. ...............           180         9,428
+Digital Equipment
  Corporation................           259         9,421
Peco Energy Co. .............           373         9,418
Browning Ferris Industries,
  Inc. ......................           356         9,345
Carolina Power & Light
  Company....................           254         9,271
Lincoln National Corp. ......           175         9,187
Dresser Industries, Inc. ....           294         9,114
Becton, Dickinson and
  Company....................           209         9,065
Central and South West
  Corp. .....................           353         9,046
Amerada Hess Corporation.....           156         9,029
Eaton Corp. .................           129         8,998
Genuine Parts Company........           202         8,989
Inco Ltd. ...................           282         8,989
Houston Industries Inc. .....           393         8,892
UNUM Corporation.............           123         8,887
Greentree Financial Corp. ...           230         8,884
Delta Air Lines, Inc. .......           125         8,859
CINergy Corporation .........           264         8,811
+Price/Costco, Inc. .........           350         8,794
Consolidated Natural
  Gas Co. ...................           159         8,785
Fluor Corporation............           140         8,785
Transamerica Corporation.....           111         8,769
Rohm & Haas Co. .............           107         8,734
Placer Dome Inc. ............           401         8,722
+Cabletron Systems, Inc. ....           262         8,712
Union Carbide Corp. .........           213         8,706
Quaker Oats Company..........           228         8,692
Clorox Company...............            86         8,632
Salomon Inc. ................           183         8,624
Coastal Corp. ...............           176         8,602
+Federal Express Corp. ......           191         8,500
+ITT Corp. ..................           195         8,458
+K Mart Corp. ...............           811         8,414
Newell Co. ..................           266         8,379


                                  Shares         Value
        Common Stocks              Held        (Note 1a)
 -------------------------------------------------------
Baker Hughes, Inc. ..........           242         8,349
Limited, Inc. (The)..........           454         8,342
International Flavors &
  Fragrances, Inc. ..........           185         8,325
Times Mirror Co. ............           166         8,258
Rite Aid Corporation.........           205         8,149
St. Paul Companies, Inc. ....           139         8,149
Ingersoll-Rand Company.......           183         8,144
Tribune Co. .................           103         8,124
Providian Corporation........           157         8,066
Sherwin-Williams Company.....           144         8,064
Northrop Grumman Corp. ......            97         8,027
Winn-Dixie Stores, Inc. .....           253         8,001
+Tenet Healthcare Corp. .....           364         7,962
Donnelley (R.R.) & Sons
  Co. .......................           252         7,907
DTE Energy Holdings
  Company....................           243         7,867
SAFECO Corporation...........           200         7,850
Grace (W.R.) & Co. ..........           149         7,711
McGraw-Hill, Inc. ...........           167         7,703
Cooper Industries, Inc. .....           181         7,625
Republic New York
  Corporation................            93         7,591
MGIC Investment Corp. .......            99         7,524
Nucor Corporation............           147         7,497
General Dynamics
  Corporation................           106         7,473
Newmont Mining Corporation...           167         7,473
+Silicon Graphics, Inc. .....           293         7,471
Sonat, Inc. .................           145         7,467
Hercules Inc. ...............           171         7,396
Phelps Dodge Corporation.....           109         7,357
CVS Corporation..............           177         7,323
MBIA, Inc. ..................            72         7,290
VF Corp. ....................           107         7,222
Eastman Chemical Co. ........           130         7,183
Grainger (W.W.) Inc. ........            89         7,142
Guidant Corp. ...............           124         7,068
Willamette Industries,
  Inc. ......................           100         6,962
Champion International
  Corp. .....................           160         6,920
+Autozone, Inc. .............           250         6,875
General Public Utilities Corp....         202       6,792
+Bay Networks Inc. ..........           325         6,784
Dun & Bradstreet Corp. ......           285         6,769
Jefferson Pilot Corp. .......           119         6,738
Allegheny Teledyne Inc. .....           292         6,716
Case Corp. ..................           123         6,704
Great Western Financial
  Corp. .....................           231         6,699
Baltimore Gas &
  Electric Company...........           247         6,607
Union Electric Company.......           171         6,583
Interpublic Group of
  Companies, Inc. ...........           136         6,460
+Western Atlas, Inc. ........            90         6,379
PP&L Resources Inc. .........           272         6,256
Frontier Corp. ..............           273         6,177
TJX Companies Inc. ..........           130         6,159
New York Times Co. ..........           162         6,156
Avery Dennison Corp. ........           174         6,155
Golden West Financial
  Corporation................            96         6,060
Laidlaw Inc. ................           526         6,049

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.--Index 500 Fund
Schedule of Investments as of December 31, 1996 (continued)
------------------------------------------------------------------------------

                                  Shares         Value
        Common Stocks              Held        (Note 1a)
 -------------------------------------------------------
Reynolds Metals Co. .........           107         6,032
Raychem Corp. ...............            75         6,009
Knight-Ridder, Inc. .........           157         6,005
Torchmark Corp. .............           118         5,959
+Advanced Micro Devices, Inc. ...         229       5,897
Dillard Department
  Stores Inc. ...............           190         5,866
Columbia Gas System, Inc. ...            92         5,854
Kerr-McGee Corp. ............            81         5,832
Whirlpool Corp. .............           125         5,828
Ohio Edison Company..........           256         5,824
+St. Jude Medical, Inc. .....           136         5,797
+LSI Logic Corporation.......           216         5,778
Ahmanson (H.F) & Co. ........           177         5,753
Johnson Controls, Inc. ......            69         5,718
Rubbermaid Inc. .............           251         5,710
Beneficial Corp. ............            90         5,704
+National Semiconductor
  Corp. .....................           232         5,655
Hasbro, Inc. ................           144         5,598
Union Camp Corp. ............           117         5,587
Dana Corp. ..................           171         5,579
Tupperware Corporation.......           104         5,577
Harcourt General Inc. .......           119         5,489
Dow Jones & Co. , Inc. ......           162         5,488
Mallinckrodt Group Inc. .....           124         5,471
+Novell, Inc. ...............           575         5,427
Southwest Airlines Co. ......           243         5,376
Northern States Power Co. ...           116         5,321
Brown-Forman Corp. (Class
  B).........................           116         5,307
Nordstrom, Inc. .............           150         5,306
+Andrew Corp. ...............           100         5,300
+Humana, Inc. ...............           272         5,202
Mead Corp. ..................            88         5,115
PACCAR Inc. .................            75         5,081
Block (H & R), Inc. .........           174         5,046
Temple-Inland Inc. ..........            93         5,034
Great Lakes Chemical
  Corporation................           106         4,956
+General Instrument Corp. ...           229         4,952
Circuit City Stores, Inc. ...           164         4,941
Pall Corp. ..................           193         4,921
Westvaco Corp. ..............           171         4,916
+Woolworth Corp. ............           224         4,900
+Fruit of the Loom, Inc. ....           129         4,886
ITT Industries Inc. .........           198         4,851
Parker Hannifin Corp. .......           125         4,844
Armstrong World
  Industries, Inc. ..........            69         4,796
James River Corp. of
  Virginia...................           144         4,770
Ashland Oil Inc. ............           108         4,739
+Ceridian Corp. .............           116         4,698
Sigma-Aldrich Corp. .........            75         4,678
Liz Claiborne, Inc. .........           120         4,635
Engelhard Corporation........           241         4,609
Deluxe Corporation...........           138         4,520
Harris Corp. ................            65         4,461
Wendy's International,
  Inc. ......................           217         4,448
Black & Decker Corporation...           147         4,428
USX-US Steel Group, Inc......           141         4,424
Pennzoil Co. ................            78         4,407

                                  Shares         Value
        Common Stocks              Held        (Note 1a)
 -------------------------------------------------------
+Oryx Energy Co. ............           176         4,356
+FMC Corporation.............            62         4,348
Pacific Enterprises..........           142         4,313
Tandy Corp. .................            98         4,312
Perkin-Elmer Corporation.....            72         4,239
+Apple Computer, Inc. .......           200         4,150
United States Surgical
  Corp. .....................           105         4,134
Nalco Chemical Company.......           113         4,082
Ecolab Inc. .................           108         4,064
USF&G Corp. .................           194         4,050
Stanley Works................           149         4,023
Whitman Corp. ...............           174         3,980
Brunswick Corp. .............           165         3,960
Thomas & Betts Corp. ........            89         3,949
Harnischfeger Industries,
  Inc. ......................            82         3,946
Allergan, Inc. ..............           110         3,919
Reebok International Ltd. ...            93         3,906
Ryder System, Inc. ..........           137         3,853
Louisiana-Pacific Corp. .....           182         3,845
+ALZA Corp. .................           142         3,674
Owens-Corning Fiberglass
  Corp. .....................            86         3,666
Cyprus Amax Minerals Co. ....           156         3,647
Goodrich (B.F.) Co. .........            90         3,645
Snap-On, Inc. ...............           102         3,634
General Signal Corporation...            84         3,591
+DSC Communications Corp. ...           200         3,575
American Greetings Corp.
  (Class A)..................           125         3,547
Noram Energy Corp. ..........           230         3,536
Homestake Mining Company.....           246         3,506
Giant Food, Inc. (Class A)...           100         3,450
+Harrah's Entertainment,
  Inc. ......................           172         3,419
Moore Corp. Ltd. ............           167         3,403
Santa Fe Pacific Gold
  Corp. .....................           220         3,382
Maytag Corp. ................           168         3,318
Polaroid Corp. ..............            76         3,306
Echlin Inc. .................           104         3,289
Bausch & Lomb, Inc. .........            93         3,255
Bemis Company, Inc. .........            88         3,245
+Rowan Companies, Inc. ......           143         3,235
Pep Boys--Manny, Moe &
  Jack.......................           105         3,229
Super Valu, Inc. ............           113         3,206
Mercantile Stores
  Company, Inc. .............            62         3,061
Louisiana Land &
  Exploration Co. ...........            57         3,057
Cummins Engine
  Company, Inc. .............            66         3,036
Biomet, Inc. ................           200         3,025
National Service
  Industries, Inc. ..........            80         2,990
Millipore Corp. .............            72         2,979
Sun Company, Inc. ...........           122         2,974
NICOR Inc. ..................            83         2,967
Manor Care, Inc. ............           105         2,835
Tektronix, Inc. .............            55         2,819
Cooper Tire & Rubber Co. ....           138         2,726
+Tandem Computers, Inc. .....           198         2,722
Worthington Industries,
  Inc. ......................           150         2,719
ENSERCH Corporation..........           117         2,691

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.--Index 500 Fund
Schedule of Investments as of December 31, 1996 (concluded)
------------------------------------------------------------------------------

                                  Shares         Value
        Common Stocks              Held        (Note 1a)
 -------------------------------------------------------
Bard (C.R.), Inc. ...........            96         2,688
Battle Mountain Gold
  Company....................           376         2,585
Boise Cascade Corp. .........            81         2,572
Foster Wheeler Corp. ........            68         2,525
+USAir Group, Inc. ..........           108         2,524
Stone Container Corp. .......           166         2,469
+Amdahl Corp. ...............           203         2,461
Shared Medical Systems
  Corp. .....................            50         2,456
+Niagara Mohawk Power
  Corp. .....................           242         2,390
Timken Co. ..................            52         2,385
Meredith Corp. ..............            45         2,374
+King World Productions,
  Inc. ......................            63         2,323
Darden Restaurants, Inc. ....           264         2,310
Alberto-Culver Company (Class
  B).........................            47         2,256
Crane Co. ...................            77         2,233
Helmerich & Payne, Inc. .....            42         2,189
+Beverly Enterprises,
  Inc. ......................           166         2,117
Briggs & Stratton Corp. .....            48         2,112
+Santa Fe Energy
  Resources, Inc. ...........           152         2,109
Autodesk, Inc. ..............            75         2,100
Potlatch Corp. ..............            48         2,064
Great Atlantic & Pacific Tea
  Co., Inc. .................            64         2,040
Peoples Energy Corp. ........            59         1,999
+Unisys Corp. ...............           293         1,978
Scientific-Atlanta, Inc. ....           130         1,950
USLIFE Corp. ................            58         1,928
Russell Corp. ...............            64         1,904
Centex Acceptance Corp. .....            48         1,806
ASARCO, Inc. ................            72         1,791
Harland John H. Company......            52         1,716
Trinova Corp. ...............            47         1,710
+Bethlehem Steel Corp. ......           187         1,683
Fleetwood Enterprises,
  Inc. ......................            60         1,650
Inland Steel Co. ............            82         1,640
Longs Drug Stores Corp. .....            33         1,621
Safety-Kleen Corp. ..........            98         1,605
EG&G, Inc. ..................            79         1,590
Echo Bay Mines Ltd. .........           233         1,544

                                  Shares         Value
        Common Stocks              Held        (Note 1a)
 -------------------------------------------------------
McDermott International,
  Inc. ......................            92         1,529
Cincinnati Milacron, Inc. ...            67         1,466
Springs Industries, Inc. ....            34         1,462
ONEOK, Inc. .................            46         1,380
Jostens, Inc. ...............            65         1,373
Ball Corp. ..................            51         1,326
Alexander & Alexander
  Services, Inc. ............            76         1,321
Caliber Systems, Inc. .......            66         1,271
Eastern Enterprises..........            34         1,203
Pulte Corp. .................            39         1,199
+Navistar International
  Corp. .....................           123         1,122
Fleming Companies, Inc. .....            63         1,087
+Data General Corp. .........            66           957
Coors (Adolph) Co. (Class
  B).........................            50           950
+Charming Shoppes, Inc. .....           175           875
Kaufman and Broad Home
  Corp. .....................            65           837
Stride Rite Corp. ...........            83           830
Nacco Industries, Inc. (Class
  A).........................            15           802
+Intergraph Corp. ...........            75           769
+Armco, Inc. ................           179           738
Giddings & Lewis, Inc. ......            50           644
-------------------------------------------------------
Total Common Stocks
(Cost--$9,340,272)--88.3%....                   9,488,361
-------------------------------------------------------
Short-Term Obligations--
US Government Agency               Face
Obligations*                      Amount
-------------------------------------------------------
Federal Home Loan
  Mortgage Corp., 6.50% due
  1/02/1997..................    $1,356,000     1,355,755
-------------------------------------------------------
Total Short-Term Obligations
(Cost--$1,355,755)--12.6%....                   1,355,755
-------------------------------------------------------
Total Investments
(Cost--$10,696,027)--100.9%..                  10,844,116
Variation Margin on Stock
  Index Futures
  Contracts**--(0.3%)........                     (29,200)
Liabilities in Excess of
  Other Assets--(0.6%).......                     (63,076)
                                              -----------
Net Assets--100.0%...........                 $10,751,840
                                              ===========

------------------------------------------------------------------------------

+   Non-income producing security.

++ Portion of holdings pledged as collateral for stock index futures contracts.

* Certain US Government Agency Obligations are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund.

** Stock index futures contracts purchased as of December 31, 1996 were as follows:

----------------------------------------------------------------
Number of                             Expiration        Value
Contracts            Issue               Date         (Note 1b)
----------------------------------------------------------------
    4         S&P 500 Stock Index     March 1997     $ 1,489,000
----------------------------------------------------------------
Total Stock Index Futures Contracts Purchased
(Contract Price--$1,483,955)....................     $ 1,489,000
                                                     ===========
------------------------------------------------------------

See Notes to Financial Statements.

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.--International Equity Focus Fund
Schedule of Investments as of December 31, 1996                (in US dollars)
------------------------------------------------------------------------------

                                       Shares                                                    Value       Percent of
     AFRICA           Industry          Held               Investments             Cost        (Note 1a)     Net Assets
 ---------------------------------------------------------------------------------------------------------------------
South Africa     Banking                   14,500   Nedcor Ltd. (ADR)(a)(d)..  $    210,250   $    194,010        0.1%
                                          102,858   Nedcor Ltd. (GDR)(b)(e)..     1,097,188      1,376,240        0.4
                                           10,072   Nedcor Ltd. (Ordinary)...       148,818        137,855        0.0
                                                                                -----------         ------
                                                                                  1,456,256      1,708,105        0.5
                 -----------------------------------------------------------------------------------------------------
                 Beverages                138,736   South African Breweries,
                                                      Ltd....................     3,702,680      3,515,872        1.0
                 -----------------------------------------------------------------------------------------------------
                 Entertainment            496,000   Sun International (South
                                                      Africa), Ltd...........       613,843        397,776        0.1
                 -----------------------------------------------------------------------------------------------------
                 Mining                     5,150   Anglo American Corp. of
                                                      South Africa, Ltd......       347,236        283,602        0.1
                                           23,800   Anglo American Corp. of
                                                      South Africa, Ltd.
                                                      (ADR)(a)...............     1,522,851      1,291,150        0.4
                                           47,300   Evander Gold Mines Ltd...       511,564        404,619        0.1
                                                                                -----------         ------
                                                                                  2,381,651      1,979,371        0.6
---------------------------------------------------------------------------------------------------------------------
                                                    Total Investments in
                                                    Africa                        8,154,430      7,601,124        2.2
---------------------------------------------------------------------------------------------------------------------
 LATIN AMERICA
 ---------------------------------------------------------------------------------------------------------------------
Argentina        Banking                   60,853   Banco Frances del Rio de
                                                      la Plata S.A.
                                                      (ADR)(a)...............     1,345,168      1,673,458        0.5
                 -----------------------------------------------------------------------------------------------------
                 Oil & Related            246,594   Companhia Naviera Perez
                                                      Companc
                                                      S.A.C.F.I.M.F.A. (Class
                                                      B).....................     1,604,857      1,733,903        0.5
                 -----------------------------------------------------------------------------------------------------
                 Telecommunications        14,300   Telefonica de Argentina
                                                      S.A. (Class B)
                                                      (ADR)(a)...............       351,750        370,013        0.1
                 -----------------------------------------------------------------------------------------------------
                                                    Total Investments in
                                                    Argentina                     3,301,775      3,777,374        1.1
---------------------------------------------------------------------------------------------------------------------
Brazil           Banking              139,240,000   Banco Bradesco S.A. PN
                                                      (Preferred)............     1,075,689      1,009,219        0.3
                 -----------------------------------------------------------------------------------------------------
                 Beverages              3,270,000   Companhia Cervejaria
                                                      Brahma S.A. PN
                                                      (Preferred)............     1,637,606      1,787,814        0.5
                 -----------------------------------------------------------------------------------------------------
                 Telecommunications        75,755   Telecomunicacoes
                                                      Brasileiras S.A.-
                                                      Telebras (ADR)(a)......     3,897,541      5,795,258        1.7
                 -----------------------------------------------------------------------------------------------------
                 Utilities                 41,000   Companhia Energetica de
                                                      Minas Gerais S.A.
                                                      (CEMIG) (ADR)(a).......     1,253,624      1,383,750        0.4
                 -----------------------------------------------------------------------------------------------------
                                                    Total Investments in
                                                    Brazil                        7,864,460      9,976,041        2.9
---------------------------------------------------------------------------------------------------------------------
Chile            Telecommunications        18,100   Compania de
                                                      Telecomunicaciones de
                                                      Chile S.A. (ADR)(a)....     1,410,403      1,830,363        0.5
                 -----------------------------------------------------------------------------------------------------
                 Utilities                 20,480   Enersis S.A. (ADR)(a)....       530,086        568,320        0.2
                 -----------------------------------------------------------------------------------------------------
                                                    Total Investments in
                                                    Chile                         1,940,489      2,398,683        0.7
---------------------------------------------------------------------------------------------------------------------
Mexico           Beverages                 35,970   Panamerican Beverages,
                                                      Inc. (Class A).........     1,640,662      1,686,094        0.5
                 -----------------------------------------------------------------------------------------------------
                 Broadcast--Media          19,000   Grupo Televisa, S.A. de
                                                      C.V. (GDR)(b)(d).......       530,765        486,875        0.1
                 -----------------------------------------------------------------------------------------------------
                 Building &               264,950   Apasco, S.A. de C.V.
                 Construction                         'A'....................     1,593,376      1,817,723        0.5
                 -----------------------------------------------------------------------------------------------------
                 Health & Personal         65,885   Kimberly-Clark de Mexico,
                                                      S.A. de C.V. (ADR)(a)..     2,460,495      2,520,101        0.7
                 -----------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series, Inc.--International Equity Focus Fund
Schedule of Investments as of December 31, 1996 (continued)    (in US dollars)
------------------------------------------------------------------------------

 LATIN AMERICA                         Shares                                                    Value       Percent of
  (concluded)         Industry          Held               Investments             Cost        (Note 1a)     Net Assets
 ---------------------------------------------------------------------------------------------------------------------
Mexico           Multi-Industry           269,200   Grupo Carso, S.A. de C.V.
(concluded)                                           'A1'...................     2,259,825      1,419,362        0.4
                 -----------------------------------------------------------------------------------------------------
                 Telecommunications       269,200   Carso Global Telecom,
                                                      S.A. de C.V. 'A1'
                                                      (d)....................       709,354        625,887        0.2
                 -----------------------------------------------------------------------------------------------------
                                                    Total Investments in
                                                    Mexico                        9,194,477      8,556,042        2.4
---------------------------------------------------------------------------------------------------------------------
                                                    Total Investments in
                                                    Latin America                22,301,201     24,708,140        7.1
---------------------------------------------------------------------------------------------------------------------
    PACIFIC
     BASIN
 ---------------------------------------------------------------------------------------------------------------------
Australia        Food & Beverage          192,019   Coca-Cola Amatil, Ltd.
                                                      (Ordinary).............     1,289,134      2,051,145        0.6
                 -----------------------------------------------------------------------------------------------------
                 Media                     89,939   The News Corp., Ltd.
                                                      (Ordinary).............       431,743        474,292        0.1
                                           52,364   The News Corp., Ltd.
                                                      (Preferred)............       222,611        232,890        0.1
                                                                                -----------         ------
                                                                                    654,354        707,182        0.2
                 -----------------------------------------------------------------------------------------------------
                 Merchandising             18,700   Amway Asia Pacific
                                                      Ltd.(ADR)(a)...........       725,368        792,413        0.2
                 -----------------------------------------------------------------------------------------------------
                 Natural Gas               37,943   Broken Hill Proprietary
                 Pipelines                            Co. ...................       452,087        540,007        0.1
                 -----------------------------------------------------------------------------------------------------
                 Property                 371,927   Lend Lease Corp. ........     4,978,452      7,207,380        2.1
                 -----------------------------------------------------------------------------------------------------
                                                    Total Investments in
                                                    Australia                     8,099,395     11,298,127        3.2
---------------------------------------------------------------------------------------------------------------------
Hong Kong        Banking                  354,242   HSBC Holdings PLC........     4,447,990      7,580,431        2.2
                                           34,000   J.C.G. Holdings Ltd......        32,167         33,191        0.0
                                                                                -----------         ------
                                                                                  4,480,157      7,613,622        2.2
                 -----------------------------------------------------------------------------------------------------
                 Diversified              854,140   Hutchison Whampoa Ltd. ..     4,945,751      6,709,207        1.9
                 -----------------------------------------------------------------------------------------------------
                 Foods                  3,166,000   C.P. Pokphand Co.,
                                                      Ltd. ..................     1,084,557      1,238,318        0.4
                                        4,224,000   Tingyi (Cayman Islands)
                                                      Holdings Co. (d).......     1,113,725      1,105,974        0.3
                                                                                -----------         ------
                                                                                  2,198,282      2,344,292        0.7
                 -----------------------------------------------------------------------------------------------------
                 Insurance                176,000   National Mutual Asia
                                                      Ltd. ..................       184,973        167,261        0.0
                 -----------------------------------------------------------------------------------------------------
                 Multi-Industry           399,000   Swire Pacific Ltd. (Class
                                                      A).....................     2,742,209      3,804,791        1.1
                 -----------------------------------------------------------------------------------------------------
                 Property                 527,000   Cheung Kong (Holdings)
                                                      Ltd. ..................     3,684,755      4,684,672        1.4
                                        4,192,000   China Overseas Land &
                                                      Investment.............     1,182,026      2,127,437        0.6
                                                                                -----------         ------
                                                                                  4,866,781      6,812,109        2.0
                 -----------------------------------------------------------------------------------------------------
                                                    Total Investments in Hong
                                                    Kong                         19,418,153     27,451,282        7.9
---------------------------------------------------------------------------------------------------------------------
Japan            Automobiles              440,000   Suzuki Motor Corp.
                                                      (Ordinary).............     4,988,943      4,027,634        1.2
                 -----------------------------------------------------------------------------------------------------
                 Capital Goods            911,000   Mitsubishi Heavy
                                                      Industries, Ltd........     7,221,146      7,237,651        2.1
                 -----------------------------------------------------------------------------------------------------
                 Chemicals                347,000   Shin-Etsu Chemical Co.,
                                                      Ltd. (Ordinary)........     6,674,107      6,322,712        1.8
                 -----------------------------------------------------------------------------------------------------
                 Electrical                84,000   Chudenko Corp.
                 Construction                         (Ordinary).............     2,961,934      2,422,798        0.7
                                           61,000   Taihei Dengyo Kaisha,
                                                      Ltd. ..................     1,103,158        605,786        0.2
                                                                                -----------         ------
                                                                                  4,065,092      3,028,584        0.9
                 -----------------------------------------------------------------------------------------------------
                 Electrical               219,000   Murata Manufacturing Co.,
                 Equipment                            Ltd. ..................     8,117,559      7,281,088        2.1
                                          515,000   NEC Corp. ...............     6,701,653      6,226,252        1.8
                                          118,000   Rohm Co., Ltd. ..........     4,979,943      7,744,387        2.2
                                          261,000   Sharp Corporation........     4,076,502      3,718,912        1.0
                                                                                -----------         ------
                                                                                 23,875,657     24,970,639        7.1
                 -----------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series, Inc.--International Equity Focus Fund
Schedule of Investments as of December 31, 1996 (continued)    (in US dollars)
------------------------------------------------------------------------------

    PACIFIC
     BASIN                             Shares                                                    Value       Percent of
  (continued)         Industry          Held               Investments             Cost        (Note 1a)     Net Assets
 ---------------------------------------------------------------------------------------------------------------------
Japan            Insurance                365,000   Dai-Tokyo Fire & Marine
(concluded)                                           Insurance Co., Ltd. ...     2,575,006      1,938,472        0.5
                                          187,000   Koa Fire & Marine
                                                      Insurance Co., Ltd. ...     1,281,743        907,548        0.3
                                          166,000   Mitsui Fire & Marine
                                                      Insurance Co., Ltd. ...     1,353,118        893,074        0.2
                                          118,000   Nichido Fire & Marine
                                                      Insurance Co., Ltd. ...       917,801        672,539        0.2
                                          152,000   Nippon Fire & Marine
                                                      Insurance Co., Ltd. ...     1,069,498        689,119        0.2
                                          498,000   Sumitomo Marine & Fire
                                                      Insurance Co., Ltd. ...     4,176,958      3,096,373        0.9
                                          330,000   Tokio Marine & Fire
                                                      Insurance Co., Ltd.
                                                      (Ordinary).............     3,890,208      3,106,218        0.9
                                          268,000   Yasuda Marine & Fire
                                                      Insurance Co., Ltd. ...     2,004,769      1,393,230        0.4
                                                                               ------------   ------------   ----------
                                                                                 17,269,101     12,696,573        3.6
                 -----------------------------------------------------------------------------------------------------
                 Office Equipment         408,000   Canon, Inc. (Ordinary)...     7,392,805      9,019,689        2.6
                 -----------------------------------------------------------------------------------------------------
                 Packaging                194,000   Toyo Seikan Kaisha, Ltd.
                                                      (Ordinary).............     6,036,561      4,674,093        1.3
                 -----------------------------------------------------------------------------------------------------
                 Pharmaceuticals          197,000   Sankyo Co., Ltd.
                                                      (Ordinary).............     4,452,652      5,579,965        1.6
                                          140,000   Taisho Pharmaceutical
                                                      Co., Ltd. (Ordinary)...     2,828,042      3,300,518        0.9
                                                                               ------------   ------------   ----------
                                                                                  7,280,694      8,880,483        2.5
                 -----------------------------------------------------------------------------------------------------
                 Retailing                127,000   Ito Yokado Co., Ltd.
                                                      (Ordinary).............     7,163,905      5,527,461        1.6
                 -----------------------------------------------------------------------------------------------------
                 Tire & Rubber            197,000   Bridgestone Corp.........     3,447,899      3,742,660        1.1
                 -----------------------------------------------------------------------------------------------------
                                                    Total Investments in
                                                    Japan                        95,415,910     90,128,179       25.8
---------------------------------------------------------------------------------------------------------------------
Malaysia         Airlines                 351,000   Malaysian Airline System
                                                      BHD....................       895,065        910,515        0.3
                 -----------------------------------------------------------------------------------------------------
                 Banking                  247,000   Arab-Malaysian Merchant
                                                      Bank Holding BHD.......     1,760,803      2,073,822        0.6
                                          257,000   Malayan Banking BHD......     2,320,535      2,849,901        0.8
                                          598,666   Public Bank (Malaysia)
                                                      BHD 'Foreign'..........     1,055,118      1,268,461        0.4
                                                                               ------------   ------------   ----------
                                                                                  5,136,456      6,192,184        1.8
                 -----------------------------------------------------------------------------------------------------

                 Building Products        300,500   Hume Industries
                                                      (Malaysia) BHD.........     1,773,006      1,892,257        0.5
                 -----------------------------------------------------------------------------------------------------
                 Diversified              690,000   Renong Berhad............     1,129,538      1,224,238        0.3
                 Holdings
                 -----------------------------------------------------------------------------------------------------
                 Printing/Publishing       232,000  The New Straits Times
                                                      Press BHD (Malaysia)...     1,308,148      1,341,465        0.4
                 -----------------------------------------------------------------------------------------------------
                 Telecommunications       568,000   Technology Resources
                                                      Industries BHD (d).....     1,803,275      1,120,253        0.3
                                            8,000   Telekom Malaysia BHD
                                                      (d)....................        69,490         71,287        0.0
                                                                               ------------   ------------   ----------
                                                                                  1,872,765      1,191,540        0.3
                 -----------------------------------------------------------------------------------------------------
                 Utilities--Electric       114,000  Tenaga Nasional BHD......       523,137        546,297        0.2
                 -----------------------------------------------------------------------------------------------------
                                                    Total Investments in
                                                    Malaysia                     12,638,115     13,298,496        3.8
---------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series, Inc.--International Equity Focus Fund
Schedule of Investments as of December 31, 1996 (continued)    (in US dollars)
------------------------------------------------------------------------------

    PACIFIC
     BASIN                             Shares                                                    Value       Percent of
  (concluded)         Industry          Held               Investments             Cost        (Note 1a)     Net Assets
 ---------------------------------------------------------------------------------------------------------------------
New Zealand      Chemicals                 10,000   Fernz Corporation
                                                      Ltd. ..................        27,213         34,319        0.0
                 -----------------------------------------------------------------------------------------------------
                 Electronics               17,000   PDL Holdings Ltd. .......        82,587         92,023        0.0
                 -----------------------------------------------------------------------------------------------------
                 Foods                    548,600   Wrightson Ltd. ..........       418,731        477,473        0.2
                 -----------------------------------------------------------------------------------------------------
                 Telecommunications        60,000   Telecom Corporation of
                                                      New Zealand............       256,371        306,532        0.1
                 -----------------------------------------------------------------------------------------------------
                 Textiles                  93,450   Lane Walker Rudkin
                                                      Industries, Ltd. ......       109,531        112,413        0.0
                 -----------------------------------------------------------------------------------------------------
                                                    Total Investments in New
                                                    Zealand                         894,433      1,022,760        0.3
---------------------------------------------------------------------------------------------------------------------

South Korea      Telecommunications        79,207   Korea Mobile
                                                      Telecommunications
                                                      Corp. (ADR)(a).........       986,349      1,019,790        0.3
                 -----------------------------------------------------------------------------------------------------
                 Utilities                 17,580   Korea Electric Power
                                                      Corp. .................       752,967        513,315        0.1
                 -----------------------------------------------------------------------------------------------------
                                                    Total Investments in
                                                    South Korea                   1,739,316      1,533,105        0.4
---------------------------------------------------------------------------------------------------------------------
Thailand         Banking                  108,500   Finance One Public Co.,
                                                      Ltd 'Foreign'..........       856,748        219,987        0.1
                                          430,500   Krung Thai Bank Public
                                                      Co., Ltd. .............     2,013,799        830,887        0.3
                                          410,800   Phatra Thanakit Public
                                                      Co., Ltd. 'Foreign'....     2,925,216      1,169,275        0.3
                                                                               ------------   ------------   ----------
                                                                                  5,795,763      2,220,149        0.7
                 -----------------------------------------------------------------------------------------------------
                 Utilities--              518,000   TelecomAsia Corporation
                 Communications                       Public Company Ltd.
                                                      'Foreign' (d)..........       990,931      1,080,555        0.3
                 -----------------------------------------------------------------------------------------------------
                                                    Total Investments in
                                                    Thailand                      6,786,694      3,300,704        1.0
---------------------------------------------------------------------------------------------------------------------
                                                    Total Investments in the
                                                    Pacific Basin               144,992,016    148,032,653       42.4
---------------------------------------------------------------------------------------------------------------------
 SOUTHEAST ASIA
 ---------------------------------------------------------------------------------------------------------------------
India            Automobiles               26,300   Ashok Leyland Ltd.
                                                      (GDR)(b)...............       302,506        243,933        0.1
                                           20,000   Ashok Leyland Ltd.
                                                      (GDR)(b)(e)............       255,800        185,500        0.0
                                                                               ------------   ------------   ----------
                                                                                    558,306        429,433        0.1
                 -----------------------------------------------------------------------------------------------------
                 Hotels                    14,700   East India Hotels Ltd.
                                                      (GDR)(b)(d)(e).........       404,100        345,450        0.1
                                           13,300   Indian Hotels Co., Ltd.
                                                      (GDR)(b)(e)............       299,250        339,150        0.1
                                                                               ------------   ------------   ----------
                                                                                    703,350        684,600        0.2
                 -----------------------------------------------------------------------------------------------------
                 Machinery &               49,500   Larsen & Toubro Ltd.
                 Engineering                          (GDR)(b)(e)............       888,875        712,800        0.2
                 -----------------------------------------------------------------------------------------------------
                 Utilities                103,750   BSES Ltd.(GDR)(b)........     2,025,897      2,126,875        0.6
                 -----------------------------------------------------------------------------------------------------
                                                    Total Investments in
                                                    India                         4,176,428      3,953,708        1.1
---------------------------------------------------------------------------------------------------------------------
Indonesia        Building Materials       305,000   PT Semen Gresik..........       992,608        981,787        0.3
                 -----------------------------------------------------------------------------------------------------
                 Food & Household         614,000   PT Wicaksana Overseas
                 Products                             International..........       574,396        702,160        0.2
                 -----------------------------------------------------------------------------------------------------
                 Telecommunications        50,000   P.T. Kabelmetal Indonesia
                                                      (Rights)++.............             0              0        0.0
                                           24,100   P.T. Telekomunikasi
                                                      Indonesia (ADR)(a).....       786,702        831,450        0.2
                                                                               ------------   ------------   ----------
                                                                                    786,702        831,450        0.2
                 -----------------------------------------------------------------------------------------------------
                                                    Total Investments in
                                                    Indonesia                     2,353,706      2,515,397        0.7
---------------------------------------------------------------------------------------------------------------------
                                                    Total Investments in
                                                    Southeast Asia                6,530,134      6,469,105        1.8
---------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series, Inc.--International Equity Focus Fund
Schedule of Investments as of December 31, 1996 (continued)    (in US dollars)
------------------------------------------------------------------------------


                                       Shares                                                    Value       Percent of
 WESTERN EUROPE       Industry          Held               Investments             Cost        (Note 1a)     Net Assets
 ---------------------------------------------------------------------------------------------------------------------
Czech Republic   Broadcast--Media          10,000   Central European Media
                                                      Enterprises Ltd. (Class
                                                      A) (d).................       275,000        312,500        0.1
                 -----------------------------------------------------------------------------------------------------
                                                    Total Investments in the
                                                    Czech Republic                  275,000        312,500        0.1
---------------------------------------------------------------------------------------------------------------------
Finland          Diversified               24,500   Outokumpu OY.............       412,272        417,907        0.1
                 -----------------------------------------------------------------------------------------------------
                 Paper & Forest           154,100   Enso-Gutzeit OY (Class A)
                 Products                             (d)....................     1,154,546      1,248,980        0.4
                                          149,200   Metsa Serla OY (Class
                                                      B).....................     1,124,023      1,118,489        0.3
                                           73,900   UPM-Kymmene OY (d).......     1,409,376      1,525,499        0.4
                                                                               ------------   ------------   ----------
                                                                                  3,687,945      3,892,968        1.1
                 -----------------------------------------------------------------------------------------------------
                                                    Total Investments in
                                                    Finland                       4,100,217      4,310,875        1.2
---------------------------------------------------------------------------------------------------------------------
France           Automobiles                6,027   Peugeot S.A..............       792,975        678,444        0.2
                 -----------------------------------------------------------------------------------------------------
                 Banking                   15,900   Compagnie Financiere de
                                                      Paribas (Ordinary).....       867,231      1,075,426        0.3
                                           18,900   Compangie Financiere de
                                                      Suez (Ordinary)........       743,625        803,651        0.2
                                            6,050   Societe Generale de
                                                      Surveillance S.A.
                                                      (Class A) (Ordinary)...       634,340        654,212        0.2
                                                                               ------------   ------------   ----------
                                                                                  2,245,196      2,533,289        0.7
                 -----------------------------------------------------------------------------------------------------
                 Building &                 8,777   Bouygues S.A.............       908,125        910,182        0.3
                 Construction
                 -----------------------------------------------------------------------------------------------------
                 Communication             10,027   Alcatel Alsthom Cie
                 Equipment                            Generale d'Electricite
                                                      S.A....................       932,571        805,562        0.2
                 -----------------------------------------------------------------------------------------------------
                 Foods                      4,300   Groupe Danone S.A........       683,124        599,248        0.2
                 -----------------------------------------------------------------------------------------------------
                 Insurance                 16,340   Assurances Generales de
                                                      France S.A. (AGF)......       416,753        527,554        0.2
                 -----------------------------------------------------------------------------------------------------
                 Multi-Industry             2,969   EuraFrance S.A...........       918,349      1,283,057        0.4
                 -----------------------------------------------------------------------------------------------------
                 Oil & Related             13,220   Societe Nationale Elf
                                                      Aquitaine..............       967,228      1,203,509        0.3
                 -----------------------------------------------------------------------------------------------------
                 Semiconductor              5,650   SGS-Thomson
                                                      Microelectronics N.V.
                                                      (d)....................       259,759        399,682        0.1
                 -----------------------------------------------------------------------------------------------------
                 Steel                     75,498   Usinor-Sacilor S.A.......     1,116,040      1,098,708        0.3
                 -----------------------------------------------------------------------------------------------------
                                                    Total Investments in
                                                    France                        9,240,120     10,039,235        2.9
---------------------------------------------------------------------------------------------------------------------
Germany          Automobiles                3,418   Volkswagen AG............     1,285,442      1,421,852        0.4
                 -----------------------------------------------------------------------------------------------------
                 Banking                   29,610   Commerzbank AG...........       700,836        752,519        0.2
                                            3,100   Deutsche Bank AG
                                                      (Ordinary).............       151,032        144,875        0.0
                                           19,800   Deutsche Bank AG
                                                      (Warrants)(c)..........       169,779        111,966        0.0
                                                                               ------------   ------------   ----------
                                                                                  1,021,647      1,009,360        0.2
                 -----------------------------------------------------------------------------------------------------
                 Chemicals                  4,199   Henkel KGaA (d)..........       180,333        201,421        0.1
                                           42,527   Henkel KGaA (Preferred)..     1,764,347      2,136,716        0.6
                                                                               ------------   ------------   ----------
                                                                                  1,944,680      2,338,137        0.7
                 -----------------------------------------------------------------------------------------------------
                 Engineering &              1,800   Philipp Holzmann AG (d)..       688,665        421,190        0.1
                 Construction
                 -----------------------------------------------------------------------------------------------------
                 Machinery                 17,250   Kloeckner Werke AG (d)...     1,232,262        801,674        0.2
                 -----------------------------------------------------------------------------------------------------
                 Machinery &                3,511   Thyssen AG (Ordinary)....       652,027        623,011        0.2
                 Equipment
                 -----------------------------------------------------------------------------------------------------
                 Metals                     1,290   Degussa AG...............       462,391        584,001        0.2
                 -----------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series, Inc.--International Equity Focus Fund
Schedule of Investments as of December 31, 1996 (continued)    (in US dollars)
------------------------------------------------------------------------------

    WESTERN                            Shares
     EUROPE                             Held/                                                    Value       Percent of
  (continued)         Industry       Face Amount           Investments             Cost        (Note 1a)     Net Assets
 ---------------------------------------------------------------------------------------------------------------------
Germany          Retail                     1,940   Karstadt AG..............       757,073        655,704        0.2
(concluded)      -----------------------------------------------------------------------------------------------------
                 Retail Specialty           5,500   Moebel Walther...........       306,369        296,718        0.1
                 -----------------------------------------------------------------------------------------------------
                                                    Total Investments in
                                                    Germany                       8,350,556      8,151,647        2.3
---------------------------------------------------------------------------------------------------------------------
Greece           Banking                   10,850   Ergo Bank S.A.
                                                      (Registered)...........       471,469        550,512        0.2
                 -----------------------------------------------------------------------------------------------------
                 Beverages                 44,109   Hellenic Bottling Co.
                                                      S.A....................     1,176,157      1,414,760        0.4
                 -----------------------------------------------------------------------------------------------------
                                                    Total Investments in
                                                    Greece                        1,647,626      1,965,272        0.6
---------------------------------------------------------------------------------------------------------------------
Hungary          Telecommunications         5,500   Magyar TarKozlesi
                                                      Reszvenytarsasag
                                                      (Ordinary) (d)(e)......       910,789      1,191,213        0.4
                 -----------------------------------------------------------------------------------------------------
                                                    Total Investments in
                                                    Hungary                         910,789      1,191,213        0.4
---------------------------------------------------------------------------------------------------------------------
Ireland          Insurance                157,000   Irish Life PLC...........       526,948        727,894        0.2
                 -----------------------------------------------------------------------------------------------------
                 Packaging &              297,800   Jefferson Smurfit Group
                 Containers                           PLC (Ordinary).........       888,436        858,467        0.3
                 -----------------------------------------------------------------------------------------------------
                                                    Total Investments in
                                                    Ireland                       1,415,384      1,586,361        0.5
---------------------------------------------------------------------------------------------------------------------
Italy            Building Materials       109,418   Italcementi S.p.A........       607,540        612,582        0.2
                 -----------------------------------------------------------------------------------------------------
                 Chemicals              2,243,560   Montedison S.p.A. (d)....     1,966,796      1,527,970        0.4
                 -----------------------------------------------------------------------------------------------------
                 Diversified            1,411,500   Compagnie Industrial
                                                      Riunite S.p.A. (CIR)
                                                      (d)....................     1,306,203        869,259        0.3
                                          335,500   Compagnie Industrial
                                                      Riunite S.p.A. (CIR)
                                                      (NC Savings) (d).......       157,313        109,163        0.0
                                                                               ------------   ------------   ----------
                                                                                  1,463,516        978,422        0.3
                 -----------------------------------------------------------------------------------------------------
                 Insurance                 60,500   Assicurazioni Generali
                                                      S.p.A..................     1,392,767      1,145,645        0.3
                                          713,560   Istituto Nazionale della
                                                      Assicurazioni (INA)
                                                      S.p.A..................     1,027,949        928,697        0.3
                                                                               ------------   ------------   ----------
                                                                                  2,420,716      2,074,342        0.6
                 -----------------------------------------------------------------------------------------------------
                 Oil & Related            264,000   Ente Nazionale
                                                      Idrocarburi S.p.A.
                                                      (ENI)..................     1,102,238      1,353,690        0.4
                 -----------------------------------------------------------------------------------------------------
                 Telecommunications       643,016   Stet Societa Finanziaria
                                                      Telefonica S.p.A.......     1,452,678      2,170,563        0.6
                 -----------------------------------------------------------------------------------------------------
                 Tire & Rubber   Lit   967,974,800  Pirelli S.p.A. 5% due
                                                      12/31/1998.............       681,998        706,097        0.2
                 -----------------------------------------------------------------------------------------------------
                                                    Total Investments in
                                                    Italy                         9,695,482      9,423,666        2.7
---------------------------------------------------------------------------------------------------------------------
Netherlands      Chemicals                  6,660   Akzo Nobel N.V...........       823,170        910,637        0.3
                                           24,770   European Vinyls
                                                      Corporation
                                                      International N.V......     1,064,893        786,440        0.2
                                                                               ------------   ------------   ----------
                                                                                  1,888,063      1,697,077        0.5
                 -----------------------------------------------------------------------------------------------------
                 Electrical                29,250   Philips Electronics
                 Equipment                            N.V....................     1,055,864      1,186,269        0.3
                 -----------------------------------------------------------------------------------------------------
                 Engineering &              8,550   Kondor Wessels Groep NV..       301,062        346,260        0.1
                 Construction
                 -----------------------------------------------------------------------------------------------------
                 Holding Company           13,600   Internatio-Muller NV.....       300,713        341,970        0.1
                 -----------------------------------------------------------------------------------------------------
                 Insurance                 56,055   Internationale Nederlanden
                                                      Groep N.V..............     1,629,332      2,020,059        0.6
                 -----------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series, Inc.--International Equity Focus Fund
Schedule of Investments as of December 31, 1996 (continued)    (in US dollars)
------------------------------------------------------------------------------

    WESTERN
     EUROPE                            Shares                                                    Value       Percent of
  (continued)         Industry          Held               Investments             Cost        (Note 1a)     Net Assets
 ---------------------------------------------------------------------------------------------------------------------
Netherlands      Telecommunications        25,700   Koninklijke PTT Nederland
(concluded)                                           N.V....................       600,608        561,350        0.1
                 -----------------------------------------------------------------------------------------------------
                 Transportation            22,350   KLM Royal Dutch Airlines
                                                      N.V....................       655,652        629,322        0.2
                 -----------------------------------------------------------------------------------------------------
                                                    Total Investments in the
                                                    Netherlands                   6,431,294      6,782,307        1.9
---------------------------------------------------------------------------------------------------------------------
Norway           Consumer Goods            17,618   Orkla A.S. (Class A).....       918,190      1,216,618        0.3
                 -----------------------------------------------------------------------------------------------------
                 Oil & Gas Producers        36,005  Saga Petroleum A.S.
                                                      (Class B)..............       396,180        558,728        0.2
                 -----------------------------------------------------------------------------------------------------
                                                    Total Investments in
                                                    Norway                        1,314,370      1,775,346        0.5
---------------------------------------------------------------------------------------------------------------------
Poland           Automotive &              19,000   T.C. Debica S.A. (d).....       299,311        424,344        0.1
                 Equipment
                 -----------------------------------------------------------------------------------------------------
                 Banking                   17,078   Wielkopolsky Bank
                                                      Kredytowy S.A..........       108,118        115,617        0.1
                 -----------------------------------------------------------------------------------------------------
                 Engineering &            188,300   Mostostal-Export S.A.....       512,705        446,831        0.1
                 Construction
                 -----------------------------------------------------------------------------------------------------
                                                    Total Investments in
                                                    Poland                          920,134        986,792        0.3
---------------------------------------------------------------------------------------------------------------------
Portugal         Forest Products           38,273   Sonae Investimentos --
                                                      SGPS S.A...............       880,494      1,212,390        0.3
                 -----------------------------------------------------------------------------------------------------
                                                    Total Investments in
                                                    Portugal                        880,494      1,212,390        0.3
---------------------------------------------------------------------------------------------------------------------
Russia           Natural Gas               36,194   RAO Gazprom
                                                      (ADR)(a)(d)(e).........       622,839        642,444        0.2
                 -----------------------------------------------------------------------------------------------------
                                                    Total Investments in
                                                    Russia                          622,839        642,444        0.2
---------------------------------------------------------------------------------------------------------------------
Spain            Engineering &              3,500   Fomento de Construciones Y
                 Construction                         Contratas S.A..........       289,804        326,095        0.1
                 -----------------------------------------------------------------------------------------------------
                 Financial Services        16,500   Argentaria Corp. Bancaria
                                                      de Espana..............       704,967        738,161        0.2
                 -----------------------------------------------------------------------------------------------------
                                                    Total Investments in
                                                    Spain                           994,771      1,064,256        0.3
---------------------------------------------------------------------------------------------------------------------
Sweden           Appliances                20,481   Electrolux AB............     1,002,283      1,190,092        0.3
                 -----------------------------------------------------------------------------------------------------
                 Banking                    7,549   Sparbanken Sverige AB
                                                      (Class A)..............        93,787        129,601        0.0
                 -----------------------------------------------------------------------------------------------------
                 Building Related          47,531   Svedala Industry AB......       690,761        805,551        0.2
                 -----------------------------------------------------------------------------------------------------
                 Engineering               27,400   SKF AB 'A'...............       496,206        629,215        0.2
                 -----------------------------------------------------------------------------------------------------
                 Forest Products           37,800   Mo Och Domsjo AB-'B'
                                                      Free...................       962,403      1,064,945        0.3
                                          432,300   Rottneros Bruks AB.......       666,730        548,701        0.2
                                           91,500   Stora Kopparbergs
                                                      Bergslags AB...........     1,152,700      1,262,069        0.4
                                                                               ------------   ------------   ----------
                                                                                  2,781,833      2,875,715        0.9
                 -----------------------------------------------------------------------------------------------------
                 Insurance                 50,335   Forsakrings AB Skandia...     1,198,333      1,425,481        0.4
                 -----------------------------------------------------------------------------------------------------
                 Metals & Mining           46,553   Avesta Sheffield AB......       411,954        502,076        0.1
                 -----------------------------------------------------------------------------------------------------
                 Pharmaceutical--          19,005   Astra 'A' Fria...........       833,308        939,792        0.3
                 Prescription
                 -----------------------------------------------------------------------------------------------------
                                                    Total Investments in
                                                    Sweden                        7,508,465      8,497,523        2.4
---------------------------------------------------------------------------------------------------------------------
Switzerland      Banking                   10,360   CS Holding AG
                                                      (Registered)...........     1,060,531      1,064,013        0.3
                 -----------------------------------------------------------------------------------------------------
                 Chemicals                  1,375   Clariant AG
                                                      (Registered)...........       449,723        588,493        0.2
                 -----------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series, Inc.--International Equity Focus Fund
Schedule of Investments as of December 31, 1996 (continued)    (in US dollars)
------------------------------------------------------------------------------

    WESTERN
     EUROPE                            Shares                                                    Value       Percent of
  (concluded)         Industry          Held               Investments             Cost        (Note 1a)     Net Assets
 ---------------------------------------------------------------------------------------------------------------------
Switzerland      Diversified               13,805   Oerlikon-Buehrle Holdings
(concluded)                                           AG (d).................     1,459,291      1,361,114        0.4
                 -----------------------------------------------------------------------------------------------------
                 Jewelry                    4,738   SMH AG (Societe Suisse pour
                                                      la Microelectronique et
                                                      l'Horlogerie)..........       673,901        675,947        0.2
                 -----------------------------------------------------------------------------------------------------
                 Leisure                      798   Fotolabo S.A.............       331,433        309,949        0.1
                 -----------------------------------------------------------------------------------------------------
                 Machinery                    417   Saurer AG (d)............       181,527        180,654        0.0
                 -----------------------------------------------------------------------------------------------------
                                                    Total Investments in
                                                    Switzerland                   4,156,406      4,180,170        1.2
---------------------------------------------------------------------------------------------------------------------
Turkey           Beverages              7,915,658   Erciyas Biracilik Ve Malt
                                                      Sanayii A.S............     1,131,316        858,809        0.2
                 -----------------------------------------------------------------------------------------------------
                 Metal Fabricating      7,949,486   Eregli Demir Ve Celik
                                                      Fabrikalari T.A.S......       941,635        954,232        0.3
                 -----------------------------------------------------------------------------------------------------
                 Retail Stores          1,398,387   Migros Turk A.S..........       997,813      1,710,861        0.5
                 -----------------------------------------------------------------------------------------------------
                                                    Total Investments in
                                                    Turkey                        3,070,764      3,523,902        1.0
---------------------------------------------------------------------------------------------------------------------
United Kingdom   Beverages                151,140   Grand Metropolitan PLC
                                                      (Ordinary) (d).........       958,951      1,189,423        0.3
                                           42,433   Matthew Clark PLC........       411,176        188,745        0.1
                                                                               ------------   ------------   ----------
                                                                                  1,370,127      1,378,168        0.4
                 -----------------------------------------------------------------------------------------------------
                 Chemicals                 94,500   Inspec Group PLC.........       285,567        342,742        0.1
                                            6,183   Millennium Chemicals Inc.
                                                      (d)....................       177,414        109,748        0.0
                                                                               ------------   ------------   ----------
                                                                                    462,981        452,490        0.1
                 -----------------------------------------------------------------------------------------------------
                 Computer Services         26,190   Misys PLC................       323,536        497,793        0.1
                 -----------------------------------------------------------------------------------------------------
                 Congolomerates           432,825   Hanson PLC (Ordinary)....       734,719        607,191        0.2
                 -----------------------------------------------------------------------------------------------------
                 Diversified              100,000   Peninsular & Oriental
                                                      Steam Navigation Co.
                                                      (The)..................       802,965      1,009,372        0.3
                 -----------------------------------------------------------------------------------------------------
                 Food & Household          85,336   Cadbury Schweppes PLC....       679,109        719,015        0.2
                 Products
                 -----------------------------------------------------------------------------------------------------
                 Food Manufacturing        62,660   Unilever PLC.............     1,180,687      1,518,470        0.4
                 -----------------------------------------------------------------------------------------------------
                 Industrial--Other        134,000   Tomkins PLC (d)..........       461,257        618,967        0.2
                 -----------------------------------------------------------------------------------------------------
                 Insurance                110,150   Prudential Corp. PLC.....       588,540        926,205        0.3
                 -----------------------------------------------------------------------------------------------------
                 Pharmaceuticals           51,700   Glaxo Holdings PLC.......       679,333        838,490        0.2
                 -----------------------------------------------------------------------------------------------------
                 Real Estate               60,000   Land Securities PLC......       593,293        766,781        0.2
                 -----------------------------------------------------------------------------------------------------
                 Retail                   196,500   Tesco PLC (Ordinary).....       901,348      1,193,411        0.3
                 -----------------------------------------------------------------------------------------------------
                 Retail Trade             389,160   ASDA Group PLC...........       716,019        818,903        0.2
                 -----------------------------------------------------------------------------------------------------
                 Tobacco                   43,282   Imperial Tobacco Group
                                                      PLC (d)................       301,618        279,897        0.1
                 -----------------------------------------------------------------------------------------------------
                 Utilities                 60,000   Anglian Water PLC........       491,821        605,623        0.2
                                           60,000   Severn Trent PLC.........       514,675        683,636        0.2
                                          115,500   United Utilities PLC.....     1,024,248      1,227,080        0.4
                                           50,000   Yorkshire Water PLC......       482,984        603,057        0.2
                                                                               ------------   ------------   ----------
                                                                                  2,513,728      3,119,396        1.0
                 -----------------------------------------------------------------------------------------------------
                 Utilities--              104,623   Cable & Wireless PLC.....       698,024        868,992        0.3
                 Communications
                 -----------------------------------------------------------------------------------------------------
                                                    Total Investments in the
                                                    United Kingdom               13,007,284     15,613,541        4.5
---------------------------------------------------------------------------------------------------------------------
                                                    Total Investments in
                                                    Western Europe               74,541,995     81,259,440       23.3
---------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series, Inc.--International Equity Focus Fund
Schedule of Investments as of December 31, 1996 (continued)    (in US dollars)
------------------------------------------------------------------------------

   SHORT-TERM                           Face                                                     Value       Percent of
   SECURITIES                          Amount         Short-Term Securities        Cost        (Note 1a)     Net Assets
 ---------------------------------------------------------------------------------------------------------------------
                 Commercial Paper*   US$5,000,000   Alpine Securitization
                                                      Co., 5.33% due
                                                      1/16/1997..............     4,988,156      4,988,156        1.4
                                        7,000,000   Dean Witter, Discover &
                                                      Co., 5.45% due
                                                      1/15/1997..............     6,984,104      6,984,104        2.0
                                       16,682,000   General Motors Accept-
                                                      ance Corp., 7.50% due
                                                      1/02/1997..............    16,675,049     16,675,049        4.8
                                                                               ------------   ------------   ----------
                                                                                 28,647,309     28,647,309        8.2
                 -----------------------------------------------------------------------------------------------------
                 Commercial          A$10,660,744   Westpac Banking Corp.,
                 Paper -- Foreign*                    6.17% due 5/15/1997....     8,238,547      8,288,961        2.4
                 -----------------------------------------------------------------------------------------------------
                 Foreign Government  L  4,250,000   UK Treasury Bill, 6.11%
                 Obligations*                         due 2/17/1997..........     6,996,929      7,217,474        2.0
                 -----------------------------------------------------------------------------------------------------
                 US Government &                    Federal National
                 Agency                               Mortgage Association:
                 Obligations*        US$5,000,000     5.23% due 1/07/1997....     4,994,915      4,994,915        1.4
                                        5,000,000     5.49% due 1/24/1997....     4,981,700      4,981,700        1.4
                                                    United States Treasury
                                                    Bills+:
                                       11,000,000     4.93% due 1/09/1997....    10,986,443     10,989,660        3.2
                                       12,000,000     4.98% due 1/09/1997....    11,985,060     11,988,720        3.5
                                          350,000     4.94% due 1/30/1997....       348,559        348,681        0.1
                                        1,600,000     4.99% due 1/30/1997....     1,593,347      1,593,968        0.5
                                           10,000     4.75% due 2/27/1997....         9,923          9,923        0.0
                                           30,000     4.81% due 2/27/1997....        29,768         29,768        0.0
                                           90,000     4.82% due 2/27/1997....        89,301         89,305        0.0
                                          150,000     5% due 2/27/1997.......       148,792        148,842        0.0
                                          320,000     5.01% due 2/27/1997....       317,417        317,530        0.1
                                                                               ------------   ------------   ----------
                                                                                 35,485,225     35,493,012       10.2
---------------------------------------------------------------------------------------------------------------------
                                                    Total Investments in
                                                    Short-Term Securities        79,368,010     79,646,756       22.8
---------------------------------------------------------------------------------------------------------------------
                                       Nominal
                                    Value/Number
                                    of Contracts
    OPTIONS                          Covered by                                  Premiums
   PURCHASED                           Options                Issue                Paid
 ---------------------------------------------------------------------------------------------------------------------
                 Call Options                 348   Nikkei, expiring June
                 Purchased                            1997 at 22,000.........       106,592         57,556        0.0
                 -----------------------------------------------------------------------------------------------------
                 Currency Put           5,600,000   German Deutschemark,
                 Options Purchased                    expiring July 1997 at
                                                      DM1.55.................        64,848         94,640        0.0
                                        1,600,000   Japanese Yen, expiring
                                                     February 1997 at Y115...         9,040         22,997        0.0
                                       17,000,000   Japanese Yen, expiring
                                                      July 1997 at Y115.5....       237,575        306,000        0.1
                                        4,600,000   Swiss Franc, expiring
                                                      July 1997 at
                                                      Chf1.285...............        62,100        194,120        0.1
                                                                               ------------   ------------   ----------
                                                                                    373,563        617,757        0.2
                 -----------------------------------------------------------------------------------------------------
                 Put Options                   35   Bovespa, expiring Febru-
                 Purchased                            ary 1997 at 64,469.....       117,250         29,962        0.0
                 -----------------------------------------------------------------------------------------------------
                                                    Total Options Purchased         597,405        705,275        0.2
---------------------------------------------------------------------------------------------------------------------
                                                    Total Investments           336,485,191    348,422,493       99.8
---------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.--International Equity Focus Fund Schedule of Investments as of December 31, 1996 (concluded) (in US dollars)
------------------------------------------------------------------------------

                                       Nominal
                                    Value/Number
                                    of Contracts
                                     Covered by                                  Premiums        Value       Percent of
OPTIONS WRITTEN                        Options                Issue              Received      (Note 1a)     Net Assets
 ---------------------------------------------------------------------------------------------------------------------
                 Call Options                  35   Bovespa, expiring
                 Written                              February 1997 at
                                                      64,469.................      (117,250)      (154,869)       0.0
                 -----------------------------------------------------------------------------------------------------
                                                    Total Options Written          (117,250)      (154,869)       0.0
---------------------------------------------------------------------------------------------------------------------
                 Total Investments, Net of Options Written...................  $336,367,941    348,267,624       99.8
                                                                               =============
                 Variation Margin on Stock Index Futures Contracts**.........                       51,556        0.0
                 Unrealized Depreciation on Forward Foreign Exchange
                 Contracts***................................................                         (305)       0.0
                 Other Assets Less Liabilities...............................                      760,954        0.2
                                                                                              ------------   ----------
                 Net Assets..................................................                 $349,079,829      100.0%
                                                                                              =============  ===========
---------------------------------------------------------------------------------------------------------------------
(a) American Depositary Receipts (ADR).
(b) Global Depositary Receipts (GDR).
(c) Warrants entitle the Fund to purchase a predetermined number of shares of common stock. The purchase price and the number of shares are subject to adjustment under certain conditions until the expiration date.
(d) Non-income producing security.

(e) Restricted security as to resale. The value of the Fund's investment in restricted securities was approximately $4,793,000 representing 1.4% of net assets.

------------------------------------------------------------------------------

                                                                                   Acquisition                     Value
     Issue                                                                           Date(s)           Cost      (Note 1a)
   ---------------------------------------------------------------------------------------------------------------------
Ashok Leyland Ltd. (GDR)....................................................          3/09/1995     $  255,800   $  185,500
East India Hotels Ltd. (GDR)................................................         4/23/1996-        404,100      345,450
                                                                                      4/24/1996
Indian Hotels Co., Ltd. (GDR)...............................................          3/08/1996        299,250      339,150
Larsen & Toubro (GDR).......................................................         3/06/1996-        888,875      712,800
                                                                                      4/23/1996
Magyar Tar Kozlesi Reszvenytarsasag (Ordinary)..............................         2/15/1995-        910,789    1,191,213
                                                                                     12/01/1995
Nedcor Ltd. (GDR)...........................................................         5/23/1995-      1,097,188    1,376,240
                                                                                      5/22/1996
RAO Gazprom (ADR)...........................................................        10/21/1996-        622,839      642,444
                                                                                     12/06/1996
---------------------------------------------------------------------------------------------------------------------
Total                                                                                               $4,478,841   $4,792,797
                                                                                                    ==========   ==========
---------------------------------------------------------------------------------------------------------------------
 * Commercial Paper, Commercial Paper -- Foreign and certain Foreign and US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the rates paid at the time of purchase by the Fund.

** Stock index futures contracts purchased as of December 31, 1996 were as follows:
------------------------------------------------------------------------------

 Number of                                                                                Expiration         Value
 Contracts                                 Issue                              Exchange       Date       (Note 1a & 1b)
 ---------------------------------------------------------------------------------------------------------------------
        250     All Ordinaries..............................................
                                                                                   SFE     March 1997     $12,156,224
         36     Nikkei 225..................................................
                                                                                 SIMEX     March 1997       3,006,995
         61     TOPIX.......................................................
                                                                                   TSE     March 1997       7,754,059
  ---------------------------------------------------------------------------------------------------------------------
                    Total Stock Index Futures Contracts Purchased (Total Contract Price--$22,724,370)     $22,917,278
  ---------------------------------------------------------------------------------------------------------------------
           Stock index futures contracts sold as of December 31, 1996 were as follows:
  ---------------------------------------------------------------------------------------------------------------------
 Number of                                                                                Expiration         Value
 Contracts                                 Issue                              Exchange       Date       (Note 1a & 1b)
 ---------------------------------------------------------------------------------------------------------------------
         42     FTSE 100....................................................
                                                                                 LIFFE     March 1997     $ 7,408,106
         17     Hang Seng...................................................
                                                                                  HKFE   January 1997       1,479,312
  ---------------------------------------------------------------------------------------------------------------------
Total Stock Index Futures Contracts Sold (Total Contract Price--$8,607,499)                               $ 8,887,418
  ---------------------------------------------------------------------------------------------------------------------
***Forward foreign exchange contracts as of December 31, 1996 were as follows:
  ---------------------------------------------------------------------------------------------------------------------
                                                                                                          Unrealized
                                                                                          Expiration     Depreciation
                         Foreign Currency Purchased                                          Date          (Note 1b)
 ---------------------------------------------------------------------------------------------------------------------
DM15,978,060    ......................................................................
                                                                                         January 1997     $     (305)
  ---------------------------------------------------------------------------------------------------------------------
                                                    Total (US$ Commitment--10,400,000)                    $     (305)
  ---------------------------------------------------------------------------------------------------------------------

++ The rights may be exercised until February 18, 1997.
+ Securities held as collateral in connection with open futures contracts.

See Notes to Financial Statements.

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.--Natural Resources Focus Fund Schedule of Investments as of December 31, 1996
------------------------------------------------------------------------------

                                   Shares                                                          Value       Percent of
           Industry                 Held                Common Stocks                Cost        (Note 1a)     Net Assets
  ---------------------------------------------------------------------------------------------------------------------
Aluminum                             15,000     Alcan Aluminium, Ltd. ........   $    314,175   $    504,375        1.1%
                                      7,600     +Alumax, Inc. ................        250,293        253,650        0.6
                                      4,300     Aluminum Co. of America.......        224,399        274,125        0.6
                                                                                 ------------   ------------     ------
                                                                                      788,867      1,032,150        2.3
---------------------------------------------------------------------------------------------------------------------
Chemicals                             4,300     Air Products & Chemicals,
                                                  Inc. .......................        245,939        297,238        0.7
                                     72,000     Asahi Chemical Industry Co.,
                                                  Ltd. .......................        530,650        407,876        0.9
                                     17,000     BASF AG.......................        407,600        655,028        1.4
                                     10,400     Dow Chemical Co. .............        646,664        815,100        1.8
                                      6,700     duPont (E.I.) de Nemours &
                                                  Co. ........................        323,847        632,313        1.4
                                                                                 ------------   ------------     ------
                                                                                    2,154,700      2,807,555        6.2
---------------------------------------------------------------------------------------------------------------------
Diversified Resources                20,000     Asahi Glass Co., Ltd. ........        240,000        188,256        0.4
Companies                            12,800     Canadian Pacific, Ltd. .......        197,224        339,200        0.7
                                      5,100     Coastal Corp. ................        137,570        249,263        0.6
                                     33,000     Cyprus Amax Minerals Co. .....        921,470        771,375        1.7
                                     25,500     Norcen Energy Resources
                                                  Ltd. .......................        378,524        565,839        1.3
                                     20,000     Occidental Petroleum Corp. ...        391,200        467,500        1.0
                                     52,300     RGC Ltd. .....................        206,473        232,190        0.5
                                                                                 ------------   ------------     ------
                                                                                    2,472,461      2,813,623        6.2
---------------------------------------------------------------------------------------------------------------------
Gold                                122,000     +Acacia Resources Ltd. .......        250,570        237,386        0.5
                                     43,700     +Amax Gold, Inc. .............        259,987        278,588        0.6
                                     17,500     Ashanti Goldfields Co. Ltd.
                                                  (GDR)***....................        434,367        216,563        0.5
                                     23,500     Cambior Inc. .................        315,479        346,496        0.8
                                    173,300     +Delta Gold N.L. .............        333,170        324,818        0.7
                                     30,600     Driefontein Consolidated
                                                  Ltd. .......................        477,914        322,295        0.7
                                    133,000     Great Central Mines N.L. .....        411,933        378,150        0.8
                                     51,600     +Miramar Mining Corporation...        268,637        225,985        0.5
                                     45,000     Newcrest Mining Ltd. .........        192,990        178,695        0.4
                                     20,864     Newmont Mining Corp. .........        828,080        933,664        2.1
                                     45,000     Placer Dome Inc. .............      1,018,177        978,750        2.2
                                     24,800     Prime Resources Group,
                                                  Inc. .......................        242,631        175,591        0.4
                                     42,900     Santa Fe Pacific Gold
                                                  Corp. ......................        535,350        659,588        1.5
                                     22,000     +TVX Gold, Inc. ..............        179,135        170,500        0.4
                                                                                 ------------   ------------     ------
                                                                                    5,748,420      5,427,069       12.1
---------------------------------------------------------------------------------------------------------------------
Integrated Oil                       12,300     Amerada Hess Corp. ...........        646,044        711,863        1.6
Companies                            10,500     Amoco Corp. ..................        554,378        845,250        1.9
                                      5,200     British Petroleum, Co. PLC
                                                  (ADR)*......................        396,812        735,150        1.6
                                     14,000     ENI Societa per Azioni
                                                  (ADR)*......................        654,500        722,750        1.6
                                      2,000     OMV AG........................        214,068        225,547        0.5
                                     25,000     Petro-Canada (Installment
                                                  Receipts)(c)................        195,677        271,875        0.6
                                      7,300     Repsol, S.A. .................        210,174        279,926        0.6
                                      3,000     Repsol, S.A. (ADR)* ..........         86,490        114,375        0.2
                                     17,800     Societe Nationale Elf
                                                  Aquitaine (ADR)* ...........        645,343        805,450        1.8
                                     12,000     Total, S.A. (Class B).........        728,842        976,099        2.2
                                     19,700     Yacimientos Petroliferos
                                                  Fiscales, S.A. (ADR)*.......        427,078        497,425        1.1
                                                                                 ------------   ------------     ------
                                                                                    4,759,406      6,185,710       13.7
---------------------------------------------------------------------------------------------------------------------
Metals & Mining                      10,800     ASARCO Inc. ..................        305,116        268,650        0.6
                                    259,000     +Centaur Mining & Exploration
                                                  Ltd. .......................        390,350        401,111        0.9
                                     25,600     Falconbridge Ltd. (Installment
                                                  Receipts) (a)...............        384,069        366,248        0.8
                                      7,400     Inco Ltd......................        244,911        235,875        0.5
                                     51,300     Industrias Penoles, S.A. de
                                                  C.V. .......................        230,560        181,841        0.4
                                    465,000     M.I.M. Holdings Ltd. .........        867,286        649,973        1.4
                                     34,370     Minsur S.A. (T Shares)........        111,555        119,542        0.3

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.--Natural Resources Focus Fund Schedule of Investments as of December 31, 1996 (continued)
------------------------------------------------------------------------------

                                   Shares                                                          Value       Percent of
           Industry                 Held                Common Stocks                Cost        (Note 1a)     Net Assets
  ---------------------------------------------------------------------------------------------------------------------
Metals & Mining                      91,000     Mitsubishi Materials Corp. ...        461,572        367,772        0.8
(concluded)                          32,400     Noranda Inc. .................        600,505        722,496        1.6
                                     25,500     Outokumpu OY..................        455,626        434,964        1.0
                                      9,400     ++P.T. Tambang Timah
                                                  (GDR)***....................        115,742        169,905        0.4
                                    144,400     Pasminco Ltd. ................        195,275        227,071        0.5
                                      6,700     Phelps Dodge Corp. ...........        382,311        452,250        1.0
                                    108,000     QNI Ltd. .....................        216,381        217,007        0.5
                                     52,400     (The) RTZ Corp. PLC ..........        680,570        840,879        1.9
                                     28,000     Resolute Ltd. ................         60,351         58,263        0.1
                                      6,000     Rio Algom Ltd. ...............        116,616        134,015        0.3
                                    410,000     Savage Resources Ltd. ........        313,412        449,358        1.0
                                     41,000     Savage Resources Ltd.
                                                  (Warrants) (b)..............          5,506         10,420        0.0
                                     46,000     Sumitomo Metal Mining Co.
                                                  Ltd. .......................        383,546        310,242        0.7
                                     34,000     Trelleborg 'B' Fria...........        454,495        451,504        1.0
                                     23,000     +Westmin Resources, Inc. .....        120,329        111,642        0.2
                                    164,900     WMC Ltd. .....................        964,809      1,038,541        2.3
                                                                                 ------------   ------------     ------
                                                                                    8,060,893      8,219,569       18.2
---------------------------------------------------------------------------------------------------------------------
Oil & Gas Producers                  21,400     Apache Corp. .................        573,935        757,025        1.7
                                     37,000     +Chauvco Resources Ltd. ......        437,096        380,803        0.8
                                     10,200     +Chieftain International, Inc.
                                                  (f) ........................        227,716        265,200        0.6
                                     23,100     Enserch Exploration Inc. .....        230,541        271,425        0.6
                                     68,300     Enterprise Oil PLC............        449,045        753,667        1.7
                                     37,300     +Gulf Canada Resources,
                                                  Ltd. .......................        264,784        272,263        0.6
                                      7,300     Louisiana Land and Exploration
                                                  Co. (The)...................        283,067        391,463        0.9
                                     21,400     Mitchell Energy & Development
                                                  Corp. (Class B).............        374,226        473,475        1.0
                                     28,600     +Northrock Resources Ltd. ....        227,905        256,774        0.6
                                     13,000     +Oryx Energy Co. .............        216,739        321,750        0.7
                                      4,000     PanCanadian Petroleum Ltd. ...        152,305        157,956        0.4
                                     93,000     Ranger Oil Ltd. ..............        625,617        918,375        2.0
                                      8,200     Sonat, Inc. ..................        269,737        422,300        0.9
                                      9,800     Vastar Resources, Inc. .......        268,604        372,400        0.8
                                                                                 ------------   ------------     ------
                                                                                    4,601,317      6,014,876       13.3
---------------------------------------------------------------------------------------------------------------------
Oil Services                         12,500     +Coflexip Stena Offshore, Inc.
                                                  (ADR)*......................        259,460        326,562        0.7
                                      9,800     IHC Caland N.V. ..............        214,018        560,406        1.3
                                     10,600     +Petroleum Geo-Services ASA
                                                  (ADR)*......................        309,952        412,075        0.9
                                      6,400     Schlumberger Ltd. ............        382,287        639,200        1.4
                                     10,300     +Smedvig ASA (ADR)*...........        218,875        207,288        0.5
                                      7,200     Transocean Offshore Inc.
                                                  (d).........................        440,451        450,900        1.0
                                                                                 ------------   ------------     ------
                                                                                    1,825,043      2,596,431        5.8
---------------------------------------------------------------------------------------------------------------------
Paper & Forest Products              24,533     Aracruz Celulose S.A.
                                                  (ADR)*......................        196,788        202,397        0.5
                                     31,400     Avenor Inc. ..................        611,175        465,270        1.0
                                     15,800     Empresa Nacional de Celulosas,
                                                  S.A. .......................        233,184        189,181        0.4
                                      8,700     Georgia-Pacific Corp. ........        615,783        626,400        1.4
                                     14,800     International Paper Co. ......        497,368        597,550        1.3
                                     57,500     Metsa Serla OY 'B'............        499,397        431,053        1.0
                                     16,800     Mo Och Domsjo AB 'B' Co. .....        373,697        473,309        1.0
                                     52,000     Slocan Forest Products
                                                  Ltd. .......................        523,964        588,321        1.3
                                      9,520     +UPM-Kymmene OY (e)...........        169,172        196,519        0.4
                                     17,200     Weyerhaeuser Co. .............        687,415        814,850        1.8
                                      9,000     Willamette Industries,
                                                  Inc. .......................        376,875        626,625        1.4
                                                                                 ------------   ------------     ------
                                                                                    4,784,818      5,211,475       11.5
---------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.--Natural Resources Focus Fund Schedule of Investments as of December 31, 1996 (concluded)
------------------------------------------------------------------------------

                                   Shares                                                          Value       Percent of
           Industry                 Held                Common Stocks                Cost        (Note 1a)     Net Assets
  ---------------------------------------------------------------------------------------------------------------------
Plantations                         136,000     Golden Hope Plantations BHD...        240,608        231,604        0.5
                                     90,000     Kuala Lumpur Kepong BHD.......        120,553        228,119        0.5
                                                                                 ------------   ------------     ------
                                                                                      361,161        459,723        1.0
---------------------------------------------------------------------------------------------------------------------
Refining                             45,300     Total Petroleum (North
                                                  America), Ltd. (ADR)*.......        579,947        469,987        1.0
---------------------------------------------------------------------------------------------------------------------
Steel                                83,000     British Steel PLC.............        218,182        228,614        0.5
                                    135,000     +Kobe Steel, Ltd. ............        390,945        284,456        0.6
                                     12,800     Koninklijke Nederlandsche
                                                  Hoogovens en Staalfabrienken
                                                  N.V. .......................        529,034        533,951        1.2
                                    148,000     Nippon Steel Corp. ...........        501,972        437,098        1.0
                                    244,000     Sumitomo Metal Industries,
                                                  Ltd. .......................        773,176        600,518        1.3
                                                                                 ------------   ------------     ------
                                                                                    2,413,309      2,084,637        4.6
---------------------------------------------------------------------------------------------------------------------
Wood Products                        18,400     Louisiana-Pacific Corp. ......        467,929        388,700        0.8
                                     26,800     Riverside Forest Products
                                                  Ltd.........................        352,710        348,204        0.8
                                                                                 ------------   ------------     ------
                                                                                      820,639        736,904        1.6
---------------------------------------------------------------------------------------------------------------------
                                                Total Common Stocks                39,370,981     44,059,709       97.5
---------------------------------------------------------------------------------------------------------------------
                                    Face
                                   Amount           Short-Term Investments
  ---------------------------------------------------------------------------------------------------------------------
Commercial Paper**               $1,352,000     General Electric Capital
                                                  Corp., 7.10% due
                                                  1/02/1997...................      1,351,467      1,351,467        3.0
---------------------------------------------------------------------------------------------------------------------
                                                Total Short-Term Investments        1,351,467      1,351,467        3.0
---------------------------------------------------------------------------------------------------------------------
                                                Total Investments.............   $ 40,722,448     45,411,176      100.5
                                                                                 ============
                                                Liabilities in Excess of Other
                                                  Assets......................                      (214,181)      (0.5)
                                                                                                ------------     ------
                                                Net Assets....................                  $ 45,196,995      100.0%
                                                                                                ============     ======
---------------------------------------------------------------------------------------------------------------------

(a) Receipts evidence payment by the Fund of 67% of the purchase price common stock of Falconbridge Ltd. The Fund is obligated to pay the remaining 33%, approximately $360,000, over the next year.

(b) Warrants entitle the Fund to purchase a predetermined number of shares of common stock. The purchase price and the number of shares are subject to adjustment under certain conditions until the expiration date.

(c) Receipts evidence payment by the Fund of 71% of the purchase price common stock of Petro-Canada. The Fund is obligated to pay the remaining 29%, approximately $189,000, over the next year.

(d) Created as a result of the merger of Sonat Offshore and Transocean.

(e) Created as a result of the merger of Kymmene Corporation and Repola Ltd.

(f) Investment in companies 5% or more of whose outstanding securities are held by the Fund (such companies are defined as "Affiliated Companies" in
    Section 2(a)(3) of the Investment Company Act of 1940) were as follows:
------------------------------------------------------------------------------

                                                                                       Net Share         Net      Dividend
         Industry                                    Affiliate                          Activity         Cost      Income
  ---------------------------------------------------------------------------------------------------------------------
Oil & Gas Producers             Chieftain International, Inc. .....................       10,200       $227,716      --
---------------------------------------------------------------------------------------------------------------------
Total                                                                                                  $227,716
                                                                                                        =======
---------------------------------------------------------------------------------------------------------------------

  * American Depositary Receipts (ADR).

 ** Commercial Paper is traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.

*** Global Depositary Receipts (GDR).

  + Non-income producing security.

 ++ Restricted security as to resale. The value of the Fund's investment in restricted securities was approximately $170,000, representing 0.4% of net assets.
------------------------------------------------------------------------------

                                                                                   Acquisition                 Value
                                      Issue                                           Date          Cost     (Note 1a)
---------------------------------------------------------------------------------------------------------------------
P.T. Tambang Timah (GDR).........................................................   10/06/1995    $115,742   $169,905
---------------------------------------------------------------------------------------------------------------------
Total                                                                                             $115,742   $169,905
                                                                                                  ========   ========
---------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.--Prime Bond Fund
Schedule of Investments as of December 31, 1996
------------------------------------------------------------------------------

                            S&P    Moody's      Face                                                              Value
        Industry          Ratings  Ratings     Amount            Corporate Bonds & Notes            Cost        (Note 1a)
   ---------------------------------------------------------------------------------------------------------------------
Asset-Backed              AAA      Aaa       $ 9,000,000   Banc One Credit Card Master
Securities++--3.3%                                           Trust (Series B),
                                                             7.55% due 12/15/1999.............  $  9,171,523   $  9,129,330
                          AAA      Aaa         4,000,000   Citibank, Credit Card Master Trust
                                                             I, 5.62% due 12/10/2008..........     3,998,440      3,996,240
                          AAA      Aaa         4,462,458   Fifth Third Auto Grantor Trust,
                                                             6.45% due 3/15/2002..............     4,460,715      4,480,575
                                                                                                ------------   ------------
                                                                                                  17,630,678     17,606,145
---------------------------------------------------------------------------------------------------------------------
Banks & Thrifts--12.0%                                     Bank of New York Co., Inc.:
                          A-       A2          4,000,000     7.625% due 7/15/2002.............     4,306,000      4,159,160
                          A-       A2          2,000,000     7.875% due 11/15/2002............     2,213,400      2,106,200
                                                           BankAmerica Corp.:
                          A        A2          7,000,000     8.375% due 3/15/2002.............     7,361,550      7,499,310
                          A+       A1          1,000,000     7.125% due 5/12/2005.............       985,500      1,007,540
                          BBB+     A2          2,000,000   First Interestate Bancorp, 11.25%
                                                             due 3/27/2001....................     2,354,060      2,303,520
                          BBB+     A1          5,000,000   +First Union Capital Corp., 7.85%
                                                             due 1/01/2027....................     4,991,300      4,991,300
                          A-       A2          1,500,000   First Union Corp., 7.50% due
                                                             7/15/2006........................     1,500,690      1,539,720
                          A-       A3          2,000,000   Golden West Financial Corp., 9.15%
                                                             due 5/23/1998....................     2,271,480      2,075,860
                          BBB+     A3          1,000,000   +HSBC Americas Inc., 7.808% due
                                                             12/15/2026.......................       988,460        966,100
                          AA-      Aa2         3,000,000   JPM Capital Trust, 7.54% due
                                                             1/15/2027........................     3,000,000      2,931,870
                                                           NationsBank Corp.:
                          A        A2          2,000,000     7.50% due 2/15/1997..............     1,998,280      2,003,740
                          A-       A3          5,000,000     6.50% due 8/15/2003..............     4,755,150      4,887,850
                                                           Norwest Corp.:
                          AA-      Aa3         5,000,000     6.25% due 4/15/1999..............     4,983,600      5,004,000
                          AA-      Aa3         2,500,000     6.75% due 5/12/2000..............     2,529,975      2,528,250
                          A        A2         12,950,000   US Bancorp, 6.95% due 11/28/1997...    13,048,032     13,082,738
                          AA+      Aa2         3,000,000   Wachovia Corp., 6.55% due
                                                             6/09/1997........................     2,997,810      3,012,780
                          BBB      A1          4,500,000   Wells Fargo Capital I, 7.96% due
                                                             12/15/2026.......................     4,421,515      4,498,065
                                                                                                ------------   ------------
                                                                                                  64,706,802     64,598,003
---------------------------------------------------------------------------------------------------------------------
Canadian                                                   Province of Quebec (Canada) (2):
Province*--2.4%           A+       A2          3,500,000     8.80% due 4/15/2003..............     3,944,780      3,852,135
                          A+       A2          9,500,000     7.125% due 2/09/2024.............     7,990,800      9,123,230
                                                                                                ------------   ------------
                                                                                                  11,935,580     12,975,365
---------------------------------------------------------------------------------------------------------------------
Federal                   AAA      Aaa         3,000,000   Federal Home Loan Banks, 6.65%
Agencies--1.9%                                               due 11/13/2001...................     2,997,656      2,992,020
                          AAA      Aaa         7,000,000   Federal National Mortgage
                                                             Association, 7.85% due
                                                             9/10/2004........................     6,925,569      7,164,080
                                                                                                ------------   ------------
                                                                                                   9,923,225     10,156,100
---------------------------------------------------------------------------------------------------------------------
Finance--4.5%                                              Associates Corp. of North America:
                          AA-      Aa3         5,000,000     8.375% due 1/15/1998.............     5,016,100      5,115,700
                          AA-      Aa3         1,500,000     5.25% due 9/01/1998..............     1,454,385      1,478,085
                          AA-      Aa3         1,000,000     7.25% due 9/01/1999..............       987,620      1,021,960
                          A+       Aa3         5,500,000   CIT Group Holdings, Inc., 7% due
                                                             9/30/1997........................     5,547,490      5,545,705
                                                           Commercial Credit Co.:
                          A+       A1          3,250,000     10.00% due 5/01/1999.............     3,626,350      3,506,393
                          A+       A1          3,000,000     6.70% due 8/01/1999..............     3,022,580      3,018,030
                          AAA      Aaa         3,245,000   General Electric Capital Corp.,
                                                             8.125% due 5/15/2012.............     3,449,052      3,587,347
                          A+       A2          1,000,000   Transamerica Financial Corp., 6.80%
                                                             due 3/15/1999....................       999,730      1,010,520
                                                                                                ------------   ------------
                                                                                                  24,103,307     24,283,740
---------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.--Prime Bond Fund
Schedule of Investments as of December 31, 1996 (continued)
------------------------------------------------------------------------------

                            S&P    Moody's      Face                                                              Value
        Industry          Ratings  Ratings     Amount            Corporate Bonds & Notes            Cost        (Note 1a)
   ---------------------------------------------------------------------------------------------------------------------
Finance--                                                  Bear Stearns Companies
Other--14.4%                                               Inc.(The):
                          A        A2         10,000,000     6.75% due 8/15/2000..............     9,936,500     10,059,900
                          A        A2          1,000,000     6.70% due 8/01/2003..............     1,002,800        983,990
                                                           Dean Witter, Discover & Co.:
                          A        A2          3,500,000     6.75% due 8/15/2000..............     3,486,805      3,525,375
                          A        A2          4,000,000     6.30% due 1/15/2006..............     3,982,400      3,778,688
                          A        A2          3,500,000     6.75% due 1/01/2016..............     3,500,000      3,222,170
                          A+       A2          4,000,000   Equitable Cos. Inc., 9% due
                                                             12/15/2004.......................     4,416,200      4,478,800
                                                           Equitable Life Assurance Society:
                          A        A2          4,355,000    +6.95% due 12/01/2005.............     4,110,249      4,272,168
                          A        A2          3,500,000    +7.70% due 12/01/2015.............     3,476,060      3,498,530
                          A        Baa1       10,000,000   Lehman Brothers Holdings, Inc.,
                                                             7.375% due 8/15/1997.............     9,987,000     10,065,300
                          BBB+     A3          5,000,000   MBNA Corporation, 5.681% due
                                                             9/14/1998........................     5,000,000      5,001,980
                          AA-      A2          6,100,000   +Pacific Mutual Life Insurance
                                                             Company, 7.90% due 12/30/2023....     5,999,655      6,242,496
                                                           PaineWebber Group, Inc.:
                          BBB+     Baa1        3,000,000     9.25% due 12/15/2001.............     3,501,570      3,288,240
                          BBB+     Baa1        2,000,000     8.875% due 3/15/2005.............     2,012,540      2,169,240
                                                           Smith Barney Holdings, Inc.:
                          A-       A2          2,000,000     5.875% due 2/01/2001.............     1,993,680      1,943,496
                          A-       A2          4,000,000     6.50% due 10/15/2002.............     3,980,560      3,933,680
                          A-       A2          2,000,000     6.625% due 11/15/2003............     1,988,320      1,969,380
                          A        A1          2,000,000   Travelers Capital II, 7.75% due
                                                             12/01/2036.......................     2,003,400      1,923,120
                                                           Travelers Corp. (The):
                          A+       A1          1,000,000     9.50% due 3/01/2002..............     1,084,200      1,119,190
                          A+       A1          6,000,000     7.875% due 5/15/2025.............     6,053,840      6,266,940
                                                                                                ------------   ------------
                                                                                                  77,515,779     77,742,683
---------------------------------------------------------------------------------------------------------------------
Industrial--                                               Anheuser-Busch Cos., Inc.:
Consumer                  AA-      A1          2,500,000     8.75% due 12/01/1999.............     2,839,090      2,656,250
Goods--3.8%               AA-      A1          5,000,000     7.375% due 7/01/2023.............     5,127,300      4,947,100
                          A-       A3          7,000,000   IBP, Inc., 6.125% due 2/01/2006....     6,431,460      6,600,510
                          AA       Aa2         2,000,000   Kimberly-Clark Corporation, 7.875%
                                                             due 2/01/2023....................     2,033,960      2,082,080
                          A        A2          4,000,000   Philip Morris Companies, Inc., 9%
                                                             due 1/01/2001....................     4,071,540      4,303,480
                                                                                                ------------   ------------
                                                                                                  20,503,350     20,589,420
---------------------------------------------------------------------------------------------------------------------
Industrial--              AA       Aa3         2,000,000   BP America Inc., 9.375% due
Energy--2.6%                                                 11/01/2000.......................     2,204,960      2,200,980
                          AA-      A1          7,000,000   Consolidated Natural Gas Co., 8.75%
                                                             due 6/01/1999....................     7,448,861      7,361,900
                          A-       A1          3,000,000   Dresser Industries, Inc., 7.60% due
                                                             8/15/2096........................     2,991,270      3,062,790
                          A+       A1          1,500,000   Texaco Capital Inc., 9% due
                                                             12/15/1999.......................     1,731,670      1,606,110
                                                                                                ------------   ------------
                                                                                                  14,376,761     14,231,780
---------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.--Prime Bond Fund
Schedule of Investments as of December 31, 1996 (continued)
------------------------------------------------------------------------------

                            S&P    Moody's      Face                                                              Value
        Industry          Ratings  Ratings     Amount            Corporate Bonds & Notes            Cost        (Note 1a)
   ---------------------------------------------------------------------------------------------------------------------
Industrial--              A-       A3          6,500,000   Chrysler Finance Corporation
Manufacturing--8.2%                                          10.95% due 8/01/2017.............     7,380,520      7,007,260
                          AA-      Aa3         2,950,000   du Pont (E.I.) de Nemours & Co.,
                                                             8.25% due 1/15/2022..............     3,066,304      3,102,751
                                                           Ford Motor Credit Company:
                          A+       A1          3,000,000     7% due 9/25/2001.................     2,988,060      3,044,730
                          A+       A1          5,000,000     7.50% due 6/15/2004..............     5,140,200      5,147,300
                          A+       A1          2,500,000     7.75% due 3/15/2005..............     2,497,725      2,603,625
                                                           General Motors Acceptance Corp.:
                          A-       A3          3,000,000     7.125% due 5/11/1998.............     3,033,840      3,045,660
                          A-       A3          4,000,000     7.70% due 4/15/2016..............     3,967,000      4,136,920
                          A-       A3          3,500,000     7.40% due 9/01/2025..............     3,471,790      3,461,290
                                                           Lockheed Martin Corp.:
                          BBB+     A3          7,000,000     6.625% due 6/15/1998.............     6,999,090      7,053,970
                          BBB+     A3          2,500,000     6.55% due 5/15/1999..............     2,498,800      2,511,675
                          A-       Baa2        3,000,000   McDonnell Douglas Corporation,
                                                             8.625% due 4/01/1997.............     3,050,010      3,019,710
                                                                                                ------------   ------------
                                                                                                  44,093,339     44,134,891
---------------------------------------------------------------------------------------------------------------------
Industrial--              A+       A1          2,500,000   Bass America, Inc., 8.125% due
Services--11.1%                                              3/31/2002........................     2,668,930      2,656,825
                          A        A2          4,000,000   Carnival Cruise Lines, Inc., 7.70%
                                                             due 7/15/2004....................     4,208,480      4,159,680
                                                           Columbia/HCA Healthcare Corp.:
                          A-       A2          5,000,000     6.41% due 6/15/2000..............     4,997,000      4,987,400
                          A-       A2          1,845,000     7.05% due 12/01/2027.............     1,729,946      1,756,643
                          A-       A2          3,000,000     7.75% due 7/15/2036..............     2,976,840      3,058,500
                                                           Dillard Department Stores, Inc.:
                          A+       A2          5,000,000     7.375% due 6/15/1999.............     5,305,840      5,089,200
                          A+       A2          3,000,000     9.125% due 8/01/2011.............     3,240,150      3,465,210
                          A        A2          2,000,000   +Disney Enterprises Inc., 6.85% due
                                                             1/10/2007........................     1,998,660      1,998,580
                          A+       A1          7,000,000   +Electronic Data Systems Corp.,
                                                             6.85% due 5/15/2000..............     6,994,470      7,085,547
                          A        A3          5,000,000   Hertz Corp., 6% due 1/15/2003......     4,823,600      4,804,800
                          AAA      Aaa         3,000,000   Johnson & Johnson Co., 8.72% due
                                                             11/01/2024.......................     3,000,000      3,338,040
                          A        A2          2,000,000   May Department Stores Company,
                                                             10.625% due 11/01/2010...........     2,419,800      2,588,400
                          A-       A2          7,000,000   Sears, Roebuck & Co., 6.82% due
                                                             10/17/2002.......................     7,014,280      7,009,520
                          AA       A2          7,000,000   Wal-Mart Stores, Inc., 8.50% due
                                                             9/15/2024........................     7,036,810      7,490,350
                                                                                                ------------   ------------
                                                                                                  58,414,806     59,488,695
---------------------------------------------------------------------------------------------------------------------
Industrial                AA       A1          9,500,000   Boeing Co., 6.35% due 6/15/2003....     8,549,905      9,348,760
Transportation--                                           Southwest Airlines, Inc.:
3.4%                      A-       A3          3,500,000     9.40% due 7/01/2001..............     4,021,990      3,804,500
                          A-       A3          4,000,000     8% due 3/01/2005.................     3,980,450      4,231,480
                          A-       A3          1,000,000     7.875% due 9/01/2007.............       992,600      1,032,790
                                                                                                ------------   ------------
                                                                                                  17,544,945     18,417,530
---------------------------------------------------------------------------------------------------------------------
Supranational--
0.6%                      AAA      Aaa         1,000,000   Asian Development Bank, 10.75%
                                                           due 6/01/1997......................     1,084,890      1,019,170
                          AAA      Aaa         2,000,000   Inter-American Development Bank
                                                             Co., 8.875% due 6/01/2009........     2,481,700      2,330,520
                                                                                                ------------   ------------
                                                                                                   3,566,590      3,349,690
---------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.--Prime Bond Fund
Schedule of Investments as of December 31, 1996 (continued)
------------------------------------------------------------------------------

                            S&P    Moody's      Face                                                              Value
        Industry          Ratings  Ratings     Amount            Corporate Bonds & Notes            Cost        (Note 1a)
   ---------------------------------------------------------------------------------------------------------------------
Utilities--                                                GTE Corp.:
Communications--          BBB+     A3          1,000,000     8.85% due 3/01/1998..............     1,143,360      1,031,020
2.5%                      BBB+     A3          1,500,000     9.375% due 12/01/2000............     1,647,090      1,648,305
                          BBB+     A3          3,500,000     9.10% due 6/01/2003..............     3,965,330      3,904,215
                          BBB+     A3          2,000,000     10.30% due 11/15/2017............     2,187,020      2,164,900
                          AAA      Aaa         2,500,000   Indiana Bell Telephone Co. Inc.,
                                                             7.30% due 8/15/2026..............     2,495,725      2,537,100
                                                           Southwestern Bell Telcommunications
                                                             Corp.:
                          AA       Aa3         1,000,000     6.125% due 3/01/2000.............     1,005,000        993,580
                          AA       Aa3         1,000,000     6.625% due 4/01/2005.............       958,450        989,450
                                                                                                ------------   ------------
                                                                                                  13,401,975     13,268,570
---------------------------------------------------------------------------------------------------------------------
Utilities--               AA-      Aa2         7,000,000   Duke Power Co., 8% due
Electric--3.8%                                               11/01/1999.......................     6,966,520      7,288,190
                          A+       A1          3,000,000   Georgia Power Co., 6.125% due
                                                             9/01/1999........................     2,892,720      2,983,140
                          AA-      A1          2,000,000   Northern States Power Company,
                                                             7.125% due 7/01/2025.............     2,122,360      1,960,120
                          A        A2          7,500,000   Virginia Electric & Power Co.,
                                                             8.625% due 10/01/2024............     7,416,540      8,114,235
                                                                                                ------------   ------------
                                                                                                  19,398,140     20,345,685
---------------------------------------------------------------------------------------------------------------------
Yankee                                                     ABN AMRO Bank (1):
Corporates*--             AA-      Aa2         1,500,000     7.55% due 6/28/2006..............     1,499,790      1,553,055
10.9%                     AA-      Aa2         1,000,000     7.30% due 12/01/2026.............       977,900        950,800
                          A+       A1          6,000,000   Australia & New Zealand Banking
                                                             Group Ltd., 7.55% due 9/15/2006
                                                             (1)..............................     5,990,880      6,176,640
                          AA-      Aa3         6,500,000   CRA Finance Ltd., 6.50% due
                                                             12/01/2003 (1)...................     6,509,920      6,333,535
                          A        A3          2,000,000   China Light & Power Co., Ltd.,
                                                             7.50% due 4/15/2006 (5)..........     1,987,260      2,016,640
                          AA+      Aa1         1,000,000   Deutsche Bank Financial Inc., 6.70%
                                                             due 12/13/2006 (1)...............       996,910        981,360
                                                           Enersis S.A.(4):
                          A-       Baa1        8,000,000     6.90% due 12/01/2006.............     7,979,360      7,807,920
                          A-       Baa1        2,000,000     7.40% due 12/01/2016.............     1,989,440      1,940,480
                          A+       A1          2,000,000   Ford Capital, B.V., 9.50% due
                                                             6/01/2010 (1)....................     2,217,880      2,375,320
                                                           Grand Metropolitan Investment Corp.
                                                             (1):
                          A+       A2          5,500,000     6.50% due 9/15/1999..............     5,615,810      5,503,190
                          A+       A2          1,000,000     8.625% due 8/15/2001.............     1,049,910      1,079,190
                          BBB+     A3          3,000,000   HSBC Americas Inc., 7% due
                                                             11/01/2006 (1)...................     2,974,800      2,961,600
                          AA-      A1          6,000,000   Korea Electric Power Corporation,
                                                             8% due 7/01/2002 (5).............     6,312,060      6,330,780
                          A+       A1          1,000,000   +Petronas Corp., 6.875% due
                                                             7/01/2003 (4)....................       986,480      1,001,430
                          BBB+     A3          3,000,000   Philips Electronics N.V., 7.20% due
                                                             6/01/2026 (4)....................     2,993,220      3,041,250
                                                           Pohang Iron & Steel Co., Ltd. (3):
                          A+       A2          4,500,000     7.375% due 5/15/2005.............     4,581,720      4,561,695
                          A+       A2          4,000,000     7.125% due 11/01/2006............     3,995,480      3,989,080
                                                                                                ------------   ------------
                                                                                                  58,658,820     58,603,965
---------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.--Prime Bond Fund
Schedule of Investments as of December 31, 1996 (concluded)
------------------------------------------------------------------------------

                            S&P    Moody's      Face                                                              Value
                          Ratings  Ratings     Amount            Corporate Bonds & Notes            Cost        (Note 1a)
   ---------------------------------------------------------------------------------------------------------------------
Yankee                    AAA      Aaa         2,000,000   Export-Import Bank of Japan, 8.35%
Sovereign*--2.7%                                             due 12/01/1999 (1)...............     2,113,320      2,107,060
                          AA-      A1          3,000,000   Korea Development Bank, 6.625% due
                                                             11/21/2003 (2)...................     3,011,060      2,970,000
                                                           Metropolis of Tokyo (Japan) (2):
                          AAA      Aaa         3,000,000     8.70% due 10/05/1999.............     3,469,410      3,184,290
                          AAA      Aaa           250,000     9.25% due 11/08/2000.............       268,427        273,657
                          BBB      A3          6,000,000   People's Republic of China, 6.625%
                                                             due 1/15/2003 (2)................     5,970,960      5,839,254
                                                                                                ------------   ------------
                                                                                                  14,833,177     14,374,261
---------------------------------------------------------------------------------------------------------------------
                                                           Total Corporate Bonds &
                                                           Notes--88.1%.......................   470,607,274    474,166,523
---------------------------------------------------------------------------------------------------------------------
                                                                US Government Obligations
   ---------------------------------------------------------------------------------------------------------------------
                                                           US Treasury Notes
                          AAA      Aaa         2,500,000     5.875% due 6/30/2000.............     2,502,025      2,481,250
                          AAA      Aaa         2,500,000     8.75% due 8/15/2000..............     2,976,172      2,709,375
                          AAA      Aaa         1,000,000     6.25% due 2/15/2003..............       982,500        998,750
                          AAA      Aaa         5,500,000     5.75% due 8/15/2003..............     5,371,953      5,335,000
                          AAA      Aaa        11,000,000     6.50% due 5/15/2005..............    10,668,276     11,073,920
                          AAA      Aaa         3,000,000     6.50% due 10/15/2006.............     2,985,469      3,016,410
---------------------------------------------------------------------------------------------------------------------
                                                           Total US Government
                                                           Obligations--4.7%                      25,486,395     25,614,705
---------------------------------------------------------------------------------------------------------------------
                                                                  Short-Term Securities
   ---------------------------------------------------------------------------------------------------------------------
Commercial Paper**--0.9%                       5,000,000   General Electric Capital Corp., 6%
                                                             due 1/03/1997....................     4,997,500      4,997,500
---------------------------------------------------------------------------------------------------------------------
Repurchase                                    24,932,000   Lehman Brothers Inc., purchased on
Agreements***--4.7%                                          12/31/96 to yield 7.10% to
                                                             1/02/97..........................    24,932,000     24,932,000
---------------------------------------------------------------------------------------------------------------------
                                                           Total Short-Term Securities--5.6%      29,929,500     29,929,500
---------------------------------------------------------------------------------------------------------------------
                                                           Total Investments--98.4%...........  $526,023,169    529,710,728
                                                                                                ============
                                                           Other Assets Less
                                                           Liabilities--1.6%..................                    8,683,000
                                                                                                               ------------
                                                           Net Assets--100.0%.................                 $538,393,728
                                                                                                               ============
---------------------------------------------------------------------------------------------------------------------

  * Corresponding industry groups for foreign securities, which are denominated in US dollars.

    (1) Financial Institution                             (4) Industrial

    (2) Government Entity                              (5) Utility

    (3) Industrial Mining and Metals

 ** Commercial Paper is traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund.

*** Repurchase Agreements are fully collateralized by US Government and Agency
    Obligations.

  + Restricted security as to resale. The value of the Fund's investment in restricted securities was approximately $30,056,000, representing 5.6% of net assets.

------------------------------------------------------------------------------

                                                                                Acquisition                    Value
                                    Issue                                          Date          Cost        (Note 1a)
---------------------------------------------------------------------------------------------------------------------
Disney Enterprises Inc., 6.85% due 1/10/2007..................................   12/18/1996   $ 1,998,660   $ 1,998,580
Electronic Data Systems, Corp., 6.85% due 5/15/2000 ..........................    5/26/1995     6,994,470     7,085,547
Equitable Life Assurance Society, 6.95% due 12/01/2005........................    6/11/1996     4,110,249     4,272,168
Equitable Life Assurance Society, 7.70% due 12/01/2015........................   10/17/1996     3,476,060     3,498,530
First Union Capital Corp., 7.85% due 1/01/2027................................   12/27/1996     4,991,300     4,991,300
HSBC Americas Inc., 7.808% due 12/15/2026.....................................   12/04/1996       988,460       966,100
Pacific Mutual Life Insurance Company, 7.90% due 12/30/2023...................    9/24/1996     5,999,655     6,242,496
Petronas Corp., 6.875% due 7/01/2003..........................................    8/10/1995       986,480     1,001,430
---------------------------------------------------------------------------------------------------------------------
Total                                                                                         $29,545,334   $30,056,151
                                                                                              ===========   ===========
---------------------------------------------------------------------------------------------------------------------

++ Subject to principal paydowns.

Ratings of issues shown have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.--Quality Equity Fund
Schedule of Investments as of December 31, 1996
------------------------------------------------------------------------------

                                   Shares                                                          Value       Percent of
           Industry                 Held               Stocks & Warrants             Cost        (Note 1a)     Net Assets
  ---------------------------------------------------------------------------------------------------------------------
Aerospace                            176,000      Northrop Grumman Corp. .....   $ 11,530,816   $ 14,564,000        1.8%
                                     190,000      United Technologies
                                                    Corp. ....................      7,831,355     12,540,000        1.6
                                                                                 ------------   ------------     ------
                                                                                   19,362,171     27,104,000        3.4
---------------------------------------------------------------------------------------------------------------------
Automobile                           205,000      General Motors Corp. .......     10,846,146     11,428,750        1.4
---------------------------------------------------------------------------------------------------------------------
Automobile Parts                     338,000      +Lear Corporation...........     11,323,000     11,534,250        1.5
---------------------------------------------------------------------------------------------------------------------
Banking                              320,000      Bank of New York Co.,
                                                    Inc.......................      6,531,925     10,800,000        1.3
                                      60,000      Bank of New York Co., Inc.
                                                    (Warrants) (c)............        433,750      4,447,500        0.6
                                      67,100      BankAmerica Corporation ....      6,865,310      6,693,225        0.8
                                     121,000      Citicorp....................      8,956,427     12,463,000        1.6
                                                                                 ------------   ------------     ------
                                                                                   22,787,412     34,403,725        4.3
---------------------------------------------------------------------------------------------------------------------
Building & Construction              277,800      Oakwood Homes Corp..........      6,329,367      6,354,675        0.8
---------------------------------------------------------------------------------------------------------------------
Chemicals                            163,000      +FMC Corporation............     11,552,704     11,430,375        1.4
                                     240,000      PPG Industries Inc. ........     11,911,956     13,470,000        1.7
                                                                                 ------------   ------------     ------
                                                                                   23,464,660     24,900,375        3.1
---------------------------------------------------------------------------------------------------------------------
Communications                        96,834      TCI Pacific Communications
                                                    (Convertible Preferred)...      9,353,653      8,787,686        1.1
---------------------------------------------------------------------------------------------------------------------
Computer Services                    215,000      cisco Systems, Inc. ........     10,373,567     13,679,375        1.7
                                     255,000      Electronic Data Systems
                                                    Corp. ....................     11,193,379     11,028,750        1.4
                                      86,000      International Business
                                                    Machines Corp. ...........      9,370,635     12,986,000        1.6
                                                                                 ------------   ------------     ------
                                                                                   30,937,581     37,694,125        4.7
---------------------------------------------------------------------------------------------------------------------
Computer Technology                  295,500      +Gulfstream Aerospace
                                                    Corp......................      7,274,816      7,165,875        0.9
---------------------------------------------------------------------------------------------------------------------
Computers                            203,000      +Compaq Computer Corp. .....     15,028,761     15,072,750        1.9
---------------------------------------------------------------------------------------------------------------------
Congolomerates                       100,200      AlliedSignal Inc. ..........      7,365,309      6,713,400        0.9
---------------------------------------------------------------------------------------------------------------------
Electrical Equipment                 114,000      General Electric Co. .......      8,855,064     11,271,750        1.4
                                      80,300      Linear Technology
                                                    Corporation...............      3,295,002      3,513,125        0.5
                                                                                 ------------   ------------     ------
                                                                                   12,150,066     14,784,875        1.9
---------------------------------------------------------------------------------------------------------------------
Electronics/Instruments              387,500      Corning Inc. ...............     11,485,244     17,921,875        2.3
---------------------------------------------------------------------------------------------------------------------
Energy & Related                     690,300      Edison International........     13,122,844     13,719,712        1.7
---------------------------------------------------------------------------------------------------------------------
Engineering & Construction           274,400      Foster Wheeler
                                                    Corporation...............     11,706,877     10,187,100        1.3
---------------------------------------------------------------------------------------------------------------------
Entertainment                        245,351      Viacom, Inc. (Class B)......      9,184,077      8,556,616        1.1
---------------------------------------------------------------------------------------------------------------------
Financial Services                   307,000      American Express Company....     14,499,680     17,345,500        2.2
                                     302,800      First Data Corp.............   10,714,914..     11,052,200        1.4
                                                                                 ------------   ------------     ------
                                                                                   25,214,594     28,397,700        3.6
---------------------------------------------------------------------------------------------------------------------
Foods                                362,000      Heinz (H.J.) Company........     11,901,557     12,941,500        1.6
---------------------------------------------------------------------------------------------------------------------
Foreign--Argentina*                  255,000      Yacimientos Petroliferos
                                                    Fiscales S.A. (ADR)
                                                    (a)(1)....................      5,330,905      6,438,750        0.8
---------------------------------------------------------------------------------------------------------------------
Foreign--Canada*                     240,000      Canadian Pacific, Ltd.(2)...      4,915,307      6,360,000        0.8
                                     118,400      Magna International, Inc.
                                                    (Class A)(3)..............      5,437,021      6,600,800        0.8
                                      73,900      Potash Corp. of Saskatchewan
                                                    Inc.(4) ..................      5,014,349      6,281,500        0.8
                                                                                 ------------   ------------     ------
                                                                                   15,366,677     19,242,300        2.4
---------------------------------------------------------------------------------------------------------------------
Foreign--France*                     130,000      Scor SA (ADR) (a)(5)........      4,959,500      4,468,750        0.5
                                     111,100      +SGS-Thompson
                                                    Microelectronics N.V. (NY
                                                    Registered Shares)(6).....      4,089,372      7,777,000        1.0
                                                                                 ------------   ------------     ------
                                                                                    9,048,872     12,245,750        1.5
---------------------------------------------------------------------------------------------------------------------
Foreign--Mexico*                     140,000      Panamerican Beverages, Inc.
                                                    (Class A) (7).............      5,529,885      6,562,500        0.8
---------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.--Quality Equity Fund
Schedule of Investments as of December 31, 1996 (continued)
------------------------------------------------------------------------------

                                   Shares                                                          Value       Percent of
           Industry                 Held               Stocks & Warrants             Cost        (Note 1a)     Net Assets
  ---------------------------------------------------------------------------------------------------------------------
Foreign--South Korea*                175,700      Hyundai Engineering &
                                                    Construction Co., Ltd.
                                                    (GDR) (b)(8)++............      2,289,371      1,098,125        0.1
---------------------------------------------------------------------------------------------------------------------
Foreign--Switzerland*                113,000      +Novartis AG (ADR) (a)(9)...      4,932,475      6,313,875        0.8
---------------------------------------------------------------------------------------------------------------------
Foreign--United Kingdom*             208,000      British Steel PLC (ADR)
                                                    (a)(10)...................      5,476,712      5,720,000        0.7
                                     205,000      Glaxo Wellcome PLC (ADR)
                                                    (a)(9)....................      5,547,641      6,508,750        0.8
                                     197,000      Grand Metropolitan PLC (ADR)
                                                    (a)(7)....................      5,337,393      6,230,125        0.8
                                      47,000      Imperial Chemical Industries
                                                    PLC (ADR) (a)(11).........      2,416,395      2,444,000        0.3
                                      88,600      National Westminster Bank
                                                    PLC (ADR) (a)(12).........      5,587,192      6,157,700        0.8
                                     147,000      Vodafone Group PLC (ADR)
                                                    (a)(13)...................      5,117,125      6,082,125        0.8
                                                                                 ------------   ------------     ------
                                                                                   29,482,458     33,142,700        4.2
---------------------------------------------------------------------------------------------------------------------
Hospital Management                  417,000      +Health Management
                                                    Associates, Inc. (Class
                                                    A)........................      9,396,499      9,382,500        1.2
---------------------------------------------------------------------------------------------------------------------
Hospital Supplies                    305,000      Abbott Laboratories.........     12,470,021     15,478,750        2.0
---------------------------------------------------------------------------------------------------------------------
Insurance                            103,000      Aetna Inc. .................      6,648,424      8,240,000        1.0
                                     285,000      Allstate Corp. .............      9,378,920     16,494,375        2.1
                                     196,000      UNUM Corporation............     12,508,249     14,161,000        1.8
                                                                                 ------------   ------------     ------
                                                                                   28,535,593     38,895,375        4.9
---------------------------------------------------------------------------------------------------------------------
Leisure                              426,000      Brunswick Corporation.......     10,541,056     10,224,000        1.3
---------------------------------------------------------------------------------------------------------------------
Machinery                            206,000      +American Standard
                                                    Companies, Inc. ..........      6,825,765      7,879,500        1.0
                                     300,000      Deere & Co. ................     12,310,813     12,187,500        1.5
                                                                                 ------------   ------------     ------
                                                                                   19,136,578     20,067,000        2.5
---------------------------------------------------------------------------------------------------------------------
Manufacturing                        200,000      Fisher Scientific
                                                    International, Inc. ......      6,606,669      9,425,000        1.2
---------------------------------------------------------------------------------------------------------------------
Natural Gas                          330,000      Enron Corp. ................     12,657,402     14,231,250        1.8
---------------------------------------------------------------------------------------------------------------------
Natural Gas Pipelines                170,000      IMC Global, Inc. ...........      6,589,268      6,651,250        0.8
---------------------------------------------------------------------------------------------------------------------
Oil Service                          350,000      Dresser Industries, Inc. ...      8,202,968     10,850,000        1.4
                                      78,000      Schlumberger Ltd. ..........      6,580,141      7,790,250        1.0
                                                                                 ------------   ------------     ------
                                                                                   14,783,109     18,640,250        2.4
---------------------------------------------------------------------------------------------------------------------
Paper                                146,000      Kimberly-Clark
                                                    Corporation ..............     11,227,298     13,906,500        1.8
---------------------------------------------------------------------------------------------------------------------
Petroleum                            261,600      Pennzoil Co. ...............     10,752,129     14,780,400        1.9
                                     357,000      Unocal Corp. ...............     12,002,947     14,503,125        1.8
                                                                                 ------------   ------------     ------
                                                                                   22,755,076     29,283,525        3.7
---------------------------------------------------------------------------------------------------------------------
Pharmaceuticals                      195,000      Merck & Co., Inc. ..........     11,792,491     15,453,750        1.9
---------------------------------------------------------------------------------------------------------------------
Railroads                            154,000      Burlington Northern Santa Fe
                                                    Inc. .....................     12,636,886     13,301,750        1.7
---------------------------------------------------------------------------------------------------------------------
Real Estate                          279,000      Prentiss Properties Trust...      5,708,700      6,975,000        0.8
Investment Trusts                    137,700      Starwood Lodging Trust......      5,396,590      7,590,712        1.0
                                                                                 ------------   ------------     ------
                                                                                   11,105,290     14,565,712        1.8
---------------------------------------------------------------------------------------------------------------------
Retail                               591,400      Limited, Inc. (The).........     12,739,046     10,866,975        1.4
                                     260,000      Sears, Roebuck & Co. .......     10,339,207     11,992,500        1.5
                                                                                 ------------   ------------     ------
                                                                                   23,078,253     22,859,475        2.9
---------------------------------------------------------------------------------------------------------------------
Retail Specialty                     347,100      Rite Aid Corporation........     11,147,442     13,797,225        1.7
                                     426,000      +Toys 'R' Us, Inc. .........     13,238,973     12,780,000        1.6
                                                                                 ------------   ------------     ------
                                                                                   24,386,415     26,577,225        3.3
---------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.--Quality Equity Fund
Schedule of Investments as of December 31, 1996 (concluded)
------------------------------------------------------------------------------

                                   Shares                                                          Value       Percent of
           Industry                 Held               Stocks & Warrants             Cost        (Note 1a)     Net Assets
  ---------------------------------------------------------------------------------------------------------------------
Software--Computer                   311,600      BMC Software, Inc. .........   $ 11,552,980   $ 12,892,450        1.6%
                                     302,750      Oracle Corp. ...............     10,052,946     12,601,969        1.6
                                                                                 ------------   ------------     ------
                                                                                   21,605,926     25,494,419        3.2
---------------------------------------------------------------------------------------------------------------------
Steel                                267,000      AK Steel Holding Corp. .....     11,024,039     10,579,875        1.3
---------------------------------------------------------------------------------------------------------------------
Telecommunications                   478,000      +Airtouch Communications,
                                                    Inc. .....................     13,584,871     12,069,500        1.5
                                     220,000      Bell Atlantic Corp..........     13,554,148     14,245,000        1.8
                                                                                 ------------   ------------     ------
                                                                                   27,139,019     26,314,500        3.3
---------------------------------------------------------------------------------------------------------------------
Tobacco                               71,000      Philip Morris Companies,
                                                    Inc. .....................      6,752,180      7,996,375        1.0
---------------------------------------------------------------------------------------------------------------------
Travel & Lodging                     453,300      Carnival Corp. (Class A)....     13,364,651     14,958,900        1.9
---------------------------------------------------------------------------------------------------------------------
Utilities--Gas                       140,000      El Paso Natural Gas
                                                    Company ..................      6,860,804      7,070,000        0.9
---------------------------------------------------------------------------------------------------------------------
                                                  Total Stocks & Warrants         655,263,301    754,070,370       94.9
---------------------------------------------------------------------------------------------------------------------
                                    Face
                                   Amount            Short-Term Securities
  ---------------------------------------------------------------------------------------------------------------------
Commercial Paper**               $ 5,000,000      Clipper Receivables Corp.,
                                                    5.42% due 1/09/1997.......      4,993,225      4,993,225        0.6
                                   8,511,000      General Motors Acceptance
                                                    Corp., 7.50% due
                                                    1/02/1997.................      8,507,454      8,507,454        1.1
                                  10,000,000      Goldman Sachs Group, L.P.,
                                                    5.42% due 1/06/1997.......      9,990,966      9,990,966        1.2
                                   7,000,000      International Securitization
                                                    Corp., 5.75% due
                                                    1/21/1997.................      6,976,521      6,976,521        0.9
                                                                                 ------------   ------------     ------
                                                                                   30,468,166     30,468,166        3.8
---------------------------------------------------------------------------------------------------------------------
US Government Agency              10,000,000      Federal Home Loan Mortgage
Obligations**                                       Corp., 5.40% due
                                                    1/03/1997.................      9,995,500      9,995,500        1.3
---------------------------------------------------------------------------------------------------------------------
                                                  Total Short-Term Securities      40,463,666     40,463,666        5.1
---------------------------------------------------------------------------------------------------------------------
                                                  Total Investments...........   $695,726,967    794,534,036      100.0
                                                                                 ============
                                                  Liabilities In Excess of
                                                    Other Assets..............                      (258,808)       0.0
                                                                                                ------------     ------
                                                  Net Assets..................                  $794,275,228      100.0%
                                                                                                ============     ======
---------------------------------------------------------------------------------------------------------------------

(a) American Depositary Receipts (ADR).

(b) Global Depositary Receipts (GDR).

(c) Warrants entitle the Fund to purchase a predetermined number of shares of common stock. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

  * Corresponding industry groups for foreign securities:

     (1) Petroleum                      (6) Semiconductors                   (11) Chemicals
     (2) Natural Resources              (7) Beverages                        (12) Banking
     (3) Automobile Parts               (8) Engineering & Construction       (13) Communications
     (4) Natural Gas Pipelines          (9) Pharmaceuticals
     (5) Insurance                      (10) Steel

 ** Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.

  + Non-income producing security.

 ++ Restricted security as to resale, the value of the Fund's investment in restricted securities was approximately $1,098,000, representing 0.1% of net assets.

    -----------------------------------------------------------------------------------------------------------------
                                                                          Acquisition                          Value
    Issue                                                                    Date              Cost          (Note 1a)
    -----------------------------------------------------------------------------------------------------------------
    Hyundai Engineering & Construction Co., Ltd. (GDR)..................   3/19/1996        $2,289,371       $1,098,125
    -----------------------------------------------------------------------------------------------------------------
    Total                                                                                   $2,289,371       $1,098,125
                                                                                            ==========       ===========
    -----------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.--Reserve Assets Fund
Schedule of Investments as of December 31, 1996
------------------------------------------------------------------------------

                           Face                                                       Interest   Maturity      Value
                          Amount                          Issue                        Rate*       Date      (Note 1a)
 ---------------------------------------------------------------------------------------------------------------------
Bank Notes--1.3%        $  300,000   Bank of America, Illinois......................    5.63%     12/30/97  $   299,850
---------------------------------------------------------------------------------------------------------------------
                                     Total Bank Notes (Cost--$299,971)                                          299,850
---------------------------------------------------------------------------------------------------------------------
Certificates of            500,000   Chase Manhattan Bank USA, Delaware.............    5.60       4/01/97      500,100
Deposit--2.2%
---------------------------------------------------------------------------------------------------------------------
                                     Total Certificates of Deposit (Cost--$500,000)                             500,100
---------------------------------------------------------------------------------------------------------------------
Commercial                 282,000   Allomon Funding Corp...........................    5.35       1/17/97      281,377
Paper--43.5%               587,000   Allomon Funding Corp...........................    5.33       1/21/97      585,358
                           364,000   Bear Stearns Companies, Inc. (The).............    5.35       1/31/97      362,424
                           800,000   Beta Finance Inc...............................    5.35       4/07/97      788,558
                           750,000   Caisse des Depots et Consignations.............    5.30       2/03/97      746,417
                           500,000   Finova Capital Corp............................    5.48       3/20/97      494,204
                           500,000   General Electric Capital Corp..................    5.50       3/03/97      495,483
                           333,000   General Electric Capital Corp..................    5.64       3/05/97      329,892
                           300,000   General Electric Capital Corp..................    5.45       3/25/97      296,296
                           720,000   General Motors Acceptance Corp.................    5.34       1/23/97      717,774
                           400,000   General Motors Acceptance Corp.................    5.33       6/02/97      390,940
                           502,000   Greenwich Funding Corporation..................    5.33       1/28/97      500,078
                           526,000   Korea Development Bank.........................    5.32       1/23/97      524,374
                            87,000   Korea Development Bank.........................    5.35       1/23/97       86,731
                         1,000,000   National Fleet Funding Corp....................    5.34       1/15/97      998,072
                           500,000   New Center Asset Trust.........................    5.43       1/29/97      497,984
                           600,000   New Center Asset Trust.........................    5.50       2/25/97      595,131
                           500,000   Toshiba International Finance (UK) PLC.........    5.35       1/17/97      498,896
                            58,000   Toshiba International Finance (UK) PLC.........    5.37       1/27/97       57,787
                           712,000   Windmill Funding Corp..........................    5.35       1/24/97      709,694
---------------------------------------------------------------------------------------------------------------------
                                     Total Commercial Paper (Cost--$9,957,326)                                9,957,470
---------------------------------------------------------------------------------------------------------------------

Corporate Notes--8.7%    1,000,000   LABS Trust Series 1996-C Senior Notes+.........   5.625      12/29/97    1,000,000
                         1,000,000   Short-Term Card Account Trust (1995-1)+........   5.615       1/15/97    1,000,000
---------------------------------------------------------------------------------------------------------------------
                                     Total Corporate Notes (Cost--$1,999,996)                                 2,000,000
---------------------------------------------------------------------------------------------------------------------
Funding                  1,000,000   Jackson National Life Insurance Co.+...........    5.41       4/08/97    1,000,000
Agreements--4.4%
---------------------------------------------------------------------------------------------------------------------
                                     Total Funding Agreements (Cost--$1,000,000)                              1,000,000
---------------------------------------------------------------------------------------------------------------------
Master Notes--4.4%       1,000,000   Goldman Sachs Group, L.P.+.....................    5.88       8/01/97    1,000,000
---------------------------------------------------------------------------------------------------------------------
                                     Total Master Notes (Cost--$1,000,000)                                    1,000,000
---------------------------------------------------------------------------------------------------------------------
US Government, Agency       70,000   Federal Farm Credit Bank.......................    5.52       1/21/97       69,796
& Instrumentality           90,000   Federal Farm Credit Bank.......................    5.50       2/13/97       89,451
Obligations--              120,000   Federal Home Loan Bank.........................    5.62       5/05/97      117,823
Discount--5.6%              40,000   Federal National Mortgage Association..........    5.35       3/13/97       39,582
                           110,000   Federal National Mortgage Association..........    5.41       3/13/97      108,851
                           165,000   Federal National Mortgage Association..........    5.38       3/14/97      163,253
                           300,000   Federal National Mortgage Association..........    5.30       3/17/97      296,689
                           110,000   Federal National Mortgage Association..........    5.34       3/18/97      108,769
                            50,000   Federal National Mortgage Association..........    5.40       3/24/97       49,396
                            20,000   Federal National Mortgage Association..........    5.28       4/03/97       19,731
                            15,000   Federal National Mortgage Association..........    5.26       4/10/97       14,782
                           210,000   International Bank for Reconstruction and
                                     Development....................................    5.54       2/20/97      208,482
---------------------------------------------------------------------------------------------------------------------
                                     Total US Government, Agency & Instrumentality
                                     Obligations--Discount (Cost--$1,286,426)                                 1,286,605
---------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.--Reserve Assets Fund
Schedule of Investments as of December 31, 1996 (concluded)
------------------------------------------------------------------------------

                           Face                                                       Interest   Maturity      Value
                          Amount                          Issue                        Rate*       Date      (Note 1a)
 ---------------------------------------------------------------------------------------------------------------------
US Government, Agency      105,000   Federal Home Loan Bank.........................    6.12%      4/15/98      104,967
& Instrumentality        1,000,000   Federal National Mortgage Association+.........    5.85       2/14/97    1,000,494
Obligations--            1,000,000   Federal National Mortgage Association+.........    5.70       5/19/97    1,000,000
Non-Discount--30.7%        500,000   Federal National Mortgage Association+.........   5.521       5/22/97      499,870
                           300,000   Federal National Mortgage Association..........    5.47      12/30/97      299,541
                           500,000   Federal National Mortgage Association+.........    5.46       4/24/98      499,750
                         1,000,000   Federal National Mortgage Association+.........    5.75       5/14/98    1,000,000
                           365,000   Student Loan Marketing Association+............    5.62       1/23/97      365,018
                           200,000   US Treasury Notes..............................   6.125       5/31/97      200,500
                           400,000   US Treasury Notes..............................    8.50       7/15/97      406,437
                           200,000   US Treasury Notes..............................    6.00       8/31/97      200,562
                           250,000   US Treasury Notes..............................    5.75       9/30/97      250,449
                           650,000   US Treasury Notes..............................   5.625      10/31/97      650,406
                           200,000   US Treasury Notes..............................   5.375      11/30/97      199,594
                           150,000   US Treasury Notes..............................    5.25      12/31/97      149,519
                           200,000   US Treasury Notes..............................   5.625      11/30/98      199,156
---------------------------------------------------------------------------------------------------------------------
                                     Total US Government, Agency &
                                     Instrumentality Obligations--
                                     Non-Discount (Cost--$7,026,821)                                          7,026,263
---------------------------------------------------------------------------------------------------------------------
                                     Total Investments
                                     (Cost--$23,070,540)--100.8%....................                         23,070,288
                                     Liabilities in Excess of Other
                                     Assets--(0.8%).................................                           (184,917)
                                                                                                            -----------
                                     Net Assets--100.0%.............................                        $22,885,371
                                                                                                            ===========
---------------------------------------------------------------------------------------------------------------------

* Commercial Paper and certain US Government, Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund. Other securities bear interest rates at the rates shown, payable at fixed dates or upon maturity. The interest rates on variable rate securities are adjusted periodically based upon appropriate indexes; the interest rates shown are the rates in effect at December 31, 1996.

+ Variable Rate Notes.

See Notes to Financial Statements.

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.
Statements of Assets and Liabilities as of December 31, 1996
------------------------------------------------------------------------------

                                                                               Basic        Developing       Domestic
                                                               American        Value         Capital          Money
                                                               Balanced        Focus         Markets          Market
                                                                 Fund           Fund        Focus Fund         Fund
 ---------------------------------------------------------------------------------------------------------------------
Assets:
Investments, at value* (Note 1a)...........................  $210,545,210   $522,663,382   $ 96,192,191   $  278,860,287
Cash.......................................................           993             --             71           10,370
Foreign cash (Note 1c).....................................            --             --        724,487               --
Receivable for securities sold.............................            --      3,242,613        435,288               --
Interest receivable........................................     1,786,475             --         40,392        1,069,959
Receivable for capital shares sold.........................            --        936,960        971,206               --
Dividends receivable.......................................       151,604        519,497         68,281               --
Deferred organization expenses (Note 1f)...................            --          1,440             --               --
Prepaid registration fees and other assets (Note 1f).......         3,441          1,794         27,135            2,392
                                                             ------------   ------------    -----------     ------------
  Total assets.............................................   212,487,723    527,365,686     98,459,051      279,943,008
                                                             ------------   ------------    -----------     ------------
---------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for securities purchased...........................       166,848      1,672,743      2,753,565        3,197,475
Payable for capital shares redeemed........................       135,085        322,896             26        1,832,621
Payable to investment adviser (Note 2).....................       103,518        273,971         27,327          114,211
Accrued expenses and other liabilities.....................        35,258        165,912         79,231           42,687
                                                             ------------   ------------    -----------     ------------
  Total liabilities........................................       440,709      2,435,522      2,860,149        5,186,994
                                                             ------------   ------------    -----------     ------------
---------------------------------------------------------------------------------------------------------------------
Net Assets.................................................  $212,047,014   $524,930,164   $ 95,598,902   $  274,756,014
                                                             ============   ============    ===========     ============
---------------------------------------------------------------------------------------------------------------------
Net Assets Consist of:
Common Stock, $0.10 par value+.............................  $  1,324,286   $  3,562,243   $    950,806   $   27,477,548
Paid-in capital in excess of par...........................   174,548,138    422,337,791     92,662,419      247,297,930
Undistributed investment income--net.......................     3,604,288      3,224,622      1,752,408               --
Undistributed (accumulated) realized capital gains (losses)
  on investments and foreign currency transactions--net
  (Note 5).................................................    20,595,249     52,901,365     (4,054,029)              --
Unrealized appreciation (depreciation) on investments and
  foreign currency transactions--net.......................    11,975,053     42,904,143      4,287,298          (19,464)
                                                             ------------   ------------    -----------     ------------
Net Assets.................................................  $212,047,014   $524,930,164   $ 95,598,902   $  274,756,014
                                                             ============   ============    ===========     ============
---------------------------------------------------------------------------------------------------------------------
Capital Shares Outstanding.................................    13,242,862     35,622,430      9,508,063      274,775,478
                                                             ============   ============    ===========     ============
Net Asset Value, Offering and Redemption Price Per Share...  $      16.01   $      14.74   $      10.05   $         1.00
                                                             ============   ============    ===========     ============
---------------------------------------------------------------------------------------------------------------------
* Identified cost..........................................  $198,570,157   $479,759,239   $ 91,897,323   $  278,879,751
                                                             ============   ============    ===========     ============
+ Authorized shares........................................   100,000,000    100,000,000    100,000,000    1,300,000,000
                                                             ============   ============    ===========     ============
---------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.
Statements of Assets and Liabilities as of December 31, 1996 (continued)
------------------------------------------------------------------------------

                                                                                Global         Global         Global
                                                                 Equity          Bond         Strategy       Utility
                                                                 Growth         Focus          Focus          Focus
                                                                  Fund          Fund++          Fund           Fund
 ---------------------------------------------------------------------------------------------------------------------
Assets:
Investments, at value* (Note 1a)............................  $451,805,311   $100,348,183   $867,228,567   $142,177,130
Cash........................................................           608         10,072        194,752         25,262
Foreign cash (Note 1c)......................................            --         60,267     15,583,973            340
Interest receivable.........................................        58,494      2,094,950      3,816,480         33,360
Receivable for forward foreign exchange contracts (Note
  1b).......................................................            --        141,607      3,709,150             --
Receivable for securities sold..............................     1,151,250      2,666,378             --             --
Dividends receivable........................................       312,385             --      1,082,249        430,750
Receivable for capital shares sold..........................       703,607            779            414         78,173
Deferred organization expenses (Note 1f)....................            --          2,367             --          2,414
Prepaid registration fees and other assets (Note 1f)........         2,555            642          3,600            918
                                                              ------------   ------------   ------------   ------------
  Total assets..............................................   454,034,210    105,325,245    891,619,185    142,748,347
                                                              ------------   ------------   ------------   ------------
---------------------------------------------------------------------------------------------------------------------
Liabilities:
Unrealized depreciation on forward foreign exchange
  contracts (Note 1b).......................................            --         78,492      2,598,413             --
Payable for securities purchased............................       561,675     11,126,689     16,114,249             --
Payable for capital shares redeemed.........................        48,793        104,824        691,642        177,446
Payable to investment adviser (Note 2)......................       293,221         43,076        496,049         74,269
Accrued expenses and other liabilities......................       101,256        164,790      1,434,257         58,831
Payable for forward foreign exchange contracts (Note 1b)....            --             --         81,757             --
Variation margin on stock index futures contracts (Note
  1b).......................................................            --         17,464             --             --
                                                              ------------   ------------   ------------   ------------
  Total liabilities.........................................     1,004,945     11,535,335     21,416,367        310,546
                                                              ------------   ------------   ------------   ------------
---------------------------------------------------------------------------------------------------------------------
Net Assets..................................................  $453,029,265   $ 93,789,910   $870,202,818   $142,437,801
                                                              ============   ============   ============   ============
---------------------------------------------------------------------------------------------------------------------
Net Assets Consist of:
Common Stock, $0.10 par value+..............................  $  1,727,480   $    960,915   $  6,272,330   $  1,168,693
Paid-in capital in excess of par............................   374,280,783     94,976,976    746,052,734    117,927,335
Undistributed investment income--net........................     1,422,632        118,851     20,579,673      1,132,021
Undistributed (accumulated) realized capital gains (losses) on investments and foreign currency transactions--net (Note
  5)........................................................    22,041,727     (1,230,690)    26,215,075     (2,628,376)
Unrealized appreciation (depreciation) on investments and
  foreign currency transactions--net........................    53,556,643     (1,036,142)    71,083,006     24,838,128
                                                              ------------   ------------   ------------   ------------
Net Assets..................................................  $453,029,265   $ 93,789,910   $870,202,818   $142,437,801
                                                              ============   ============   ============   ============
---------------------------------------------------------------------------------------------------------------------
Capital Shares Outstanding..................................    17,274,795      9,609,151     62,723,303     11,686,930
                                                              ============   ============   ============   ============
Net Asset Value, Offering and Redemption Price Per Share....  $      26.22   $       9.76   $      13.87   $      12.19
                                                              ============   ============   ============   ============
---------------------------------------------------------------------------------------------------------------------
* Identified cost...........................................  $398,248,668   $101,153,795   $793,370,058   $117,339,737
                                                              ============   ============   ============   ============
+ Authorized shares.........................................   100,000,000    100,000,000    200,000,000    100,000,000
                                                              ============   ============   ============   ============
---------------------------------------------------------------------------------------------------------------------

++ International Bond Fund was acquired by World Income Focus Fund. Subsequent to the acquisition, World Income Focus Fund changed its name to Global Bond Focus Fund.

See Notes to Financial Statements.

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.
Statements of Assets and Liabilities as of December 31, 1996 (continued)
------------------------------------------------------------------------------

                                                                                 High
                                                               Government      Current                     International
                                                                  Bond          Income       Index 500     Equity Focus
                                                                 Fund++          Fund         Fund++++         Fund
 ---------------------------------------------------------------------------------------------------------------------
Assets:
Investments, at value* (Note 1a)............................  $ 87,831,280   $410,867,543   $ 10,844,116   $ 347,717,218
Options purchased, at value (premiums paid-$597,405) (Notes
  1a & 1b)..................................................            --             --             --         705,275
Variation margin on stock index futures contracts (Note
  1b).......................................................            --             --             --          51,556
Cash........................................................           776             --             --          11,007
Foreign cash (Note 1c)......................................            --             --             --         814,905
Receivable for options written..............................            --             --             --          26,960
Interest receivable.........................................     1,419,180      6,689,392             --             210
Receivable for capital shares sold..........................       365,988          2,353             --         287,014
Dividends receivable........................................            --             --          7,216         306,875
Receivable for securities sold..............................            --             --          1,881         294,641
Receivable for forward foreign exchange contracts (Note
  1b).......................................................            --             --             --         217,542
Receivable from investment adviser (Note 2).................            --             --          1,651              --
Receivable for loaned securities (Note 6)...................            83             --             --              --
Deferred organization expenses (Note 1f)....................            --             --         14,852              --
Prepaid registration fees and other assets (Note 1f)........           717          5,893             --           3,416
                                                              ------------   ------------   ------------    ------------
  Total assets..............................................    89,618,024    417,565,181     10,869,716     350,436,619
                                                              ------------   ------------   ------------    ------------
---------------------------------------------------------------------------------------------------------------------
Liabilities:
Options written, at value (premiums received-$117,250)
  (Notes 1a & 1b)...........................................            --             --             --         154,869
Unrealized depreciation on forward foreign exchange
  contracts (Note 1b).......................................            --             --             --             305
Payable for custodian bank (Note 1h)........................            --      2,604,491             --              --
Payable for securities purchased............................            --             --         63,798         604,180
Payable to investment adviser (Note 2)......................        12,244        172,193             --         225,798
Payable for capital shares redeemed.........................            --         83,294             22           8,823
Variation margin on stock index futures contracts (Note
  1b).......................................................            --             --         29,200              --
Accrued expenses and other liabilities......................        24,988         90,285         24,856         362,815
                                                              ------------   ------------   ------------    ------------
  Total liabilities.........................................        37,232      2,950,263        117,876       1,356,790
                                                              ------------   ------------   ------------    ------------
---------------------------------------------------------------------------------------------------------------------
Net Assets..................................................  $ 89,580,792   $414,614,918   $ 10,751,840   $ 349,079,829
                                                              ============   ============   ============    ============
---------------------------------------------------------------------------------------------------------------------
Net Assets Consist of:
Common Stock, $0.10 par value+..............................  $    861,700   $  3,638,978   $    105,735   $   3,002,760
Paid-in capital in excess of par............................    87,437,337    412,111,475     10,476,301     329,573,888
Undistributed investment income--net........................       484,603      3,786,391         16,863       4,510,300
Undistributed (accumulated) realized capital gains (losses)
  on investments and foreign currency
  transactions--net (Note 5)................................      (154,414)    (5,478,242)          (193)        192,008
Unrealized appreciation on investments and foreign currency
  transactions--net.........................................       951,566        556,316        153,134      11,800,873
                                                              ------------   ------------   ------------    ------------
Net Assets..................................................  $ 89,580,792   $414,614,918   $ 10,751,840   $ 349,079,829
                                                              ============   ============   ============    ============
---------------------------------------------------------------------------------------------------------------------
Capital Shares Outstanding..................................     8,617,002     36,389,781      1,057,347      30,027,594
                                                              ============   ============   ============    ============
Net Asset Value, Offering and Redemption Price Per Share....  $      10.40   $      11.39   $      10.17   $       11.63
                                                              ============   ============   ============    ============
---------------------------------------------------------------------------------------------------------------------
* Identified cost...........................................  $ 86,879,714   $410,311,227   $ 10,696,027   $ 335,887,786
                                                              ============   ============   ============    ============
+ Authorized shares.........................................   100,000,000    100,000,000    100,000,000     100,000,000
                                                              ============   ============   ============    ============
---------------------------------------------------------------------------------------------------------------------

 ++ Formerly known as Intermediate Government Bond Fund.

++++ The Fund commenced operations on December 13, 1996.

See Notes to Financial Statements.

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.
Statements of Assets and Liabilities as of December 31, 1996 (concluded)
------------------------------------------------------------------------------

                                                                Natural
                                                               Resources        Prime         Quality        Reserve
                                                                 Focus           Bond          Equity         Assets
                                                                  Fund           Fund           Fund           Fund
 ---------------------------------------------------------------------------------------------------------------------
Assets:
Investments, at value* (Note 1a)............................  $ 45,411,176   $529,710,728   $794,534,036   $ 23,070,288
Cash........................................................           507            654             85          6,098
Interest receivable.........................................            --      8,433,549             --         88,796
Receivable for securities sold..............................        39,532      5,093,200             --             --
Dividends receivable........................................        59,829             --      1,227,381             --
Receivable for capital shares sold..........................            --        498,018        365,270         39,787
Receivable for loaned securities (Note 6)...................            --            610             --             --
Prepaid registration fees and other assets (Note 1f)........           403          7,494          5,695          2,561
                                                              ------------   ------------   ------------   ------------
  Total assets..............................................    45,511,447    543,744,253    796,132,467     23,207,530
                                                              ------------   ------------   ------------   ------------
---------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for securities purchased............................       220,652      4,996,751      1,289,280        299,763
Payable to investment adviser (Note 2)......................        25,855        201,657        304,791          9,534
Payable for capital shares redeemed.........................        50,989         54,060        110,758            820
Accrued expenses and other liabilities......................        16,956         98,057        152,410         12,042
                                                              ------------   ------------   ------------   ------------
  Total liabilities.........................................       314,452      5,350,525      1,857,239        322,159
                                                              ------------   ------------   ------------   ------------
---------------------------------------------------------------------------------------------------------------------
Net Assets..................................................  $ 45,196,995   $538,393,728   $794,275,228   $ 22,885,371
                                                              ============   ============   ============   ============
---------------------------------------------------------------------------------------------------------------------
Net Assets Consist of:
Common Stock, $0.10 par value+..............................  $    344,378   $  4,521,158   $  2,419,424   $  2,288,562
Paid-in capital in excess of par............................    36,969,567    542,786,415    651,091,058     20,597,061
Undistributed investment income--net........................       221,415      3,129,844      5,217,038             --
Undistributed (accumulated) realized capital gains (losses) on investments and foreign currency transactions--net (Note
  5)........................................................     2,970,842    (15,731,248)    36,740,639             --
Unrealized appreciation (depreciation) on investments and
  foreign currency transactions--net........................     4,690,793      3,687,559     98,807,069           (252)
                                                              ------------   ------------   ------------   ------------
Net Assets..................................................  $ 45,196,995   $538,393,728   $794,275,228   $ 22,885,371
                                                              ============   ============   ============   ============
---------------------------------------------------------------------------------------------------------------------
Capital Shares Outstanding..................................     3,443,783     45,211,583     24,194,244     22,885,622
                                                              ============   ============   ============   ============
Net Asset Value, Offering and Redemption Price Per Share....  $      13.12   $      11.91   $      32.83   $       1.00
                                                              ============   ============   ============   ============
---------------------------------------------------------------------------------------------------------------------
* Identified cost...........................................  $ 40,722,448   $526,023,169   $695,726,967   $ 23,070,540
                                                              ============   ============   ============   ============
+ Authorized shares.........................................   100,000,000    100,000,000    100,000,000    500,000,000
                                                              ============   ============   ============   ============
---------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.
Statements of Operations for the Year Ended December 31, 1996
------------------------------------------------------------------------------

                                                                                     Basic      Developing    Domestic
                                                                     American        Value       Capital        Money
                                                                     Balanced        Focus       Markets       Market
                                                                       Fund          Fund       Focus Fund      Fund
---------------------------------------------------------------------------------------------------------------------
Investment Income (Notes 1d & 1e):
Interest and discount earned......................................  $ 6,807,063   $ 2,321,975   $  557,486   $15,317,537
Dividends*........................................................    1,833,183     5,869,178    2,257,621            --
                                                                    -----------   -----------   ----------   -----------
Total income......................................................    8,640,246     8,191,153    2,815,107    15,317,537
                                                                    -----------   -----------   ----------   -----------
---------------------------------------------------------------------------------------------------------------------
Expenses:
Investment advisory fees (Note 2).................................    1,186,936     2,414,605      765,718     1,386,726
Custodian fees....................................................       27,739        39,578      192,342        17,641
Accounting services (Note 2)......................................       47,193        94,151       17,633        49,358
Professional fees.................................................       20,794        27,988        8,370        29,810
Registration fees (Note 1f).......................................        2,869        62,939       10,191            24
Directors' fees and expenses......................................        5,004         7,451        1,383         6,723
Transfer agent fees (Note 2)......................................        5,006         4,958        5,007         5,020
Pricing services..................................................          685           232        6,224            --
Amortization of organization expenses (Note 1f)...................           --           720        2,667         1,340
Other.............................................................        4,250         5,250           --        10,742
                                                                    -----------   -----------   ----------   -----------
Total expenses before reimbursement...............................    1,300,476     2,657,872    1,009,535     1,507,384
Reimbursement of expenses (Note 2)................................           --            --      (52,388)           --
                                                                    -----------   -----------   ----------   -----------
Total expenses after reimbursement................................    1,300,476     2,657,872      957,147     1,507,384
                                                                    -----------   -----------   ----------   -----------
Investment income--net............................................    7,339,770     5,533,281    1,857,960    13,810,153
                                                                    -----------   -----------   ----------   -----------
---------------------------------------------------------------------------------------------------------------------
Realized & Unrealized Gain (Loss) on Investments & Foreign
  Currency Transactions--Net (Notes 1b, 1c, 1e & 3):
Realized gain (loss) on investments--net..........................   21,869,723    56,406,548      (51,709)       12,359
Realized loss on foreign currency transactions--net...............           --            --     (105,274)           --
Change in unrealized appreciation/depreciation on
  investments--net................................................   (9,430,963)   13,550,612    4,837,024      (157,747)
Change in unrealized appreciation/depreciation on foreign currency
  transactions....................................................           --            --       (7,883)           --
                                                                    -----------   -----------   ----------   -----------
Total realized and unrealized gain (loss) on investments and
  foreign currency transactions--net..............................   12,438,760    69,957,160    4,672,158      (145,388)
                                                                    -----------   -----------   ----------   -----------
Net Increase in Net Assets Resulting from Operations..............  $19,778,530   $75,490,441   $6,530,118   $13,664,765
                                                                    ===========   ===========   ==========   ===========
---------------------------------------------------------------------------------------------------------------------
* Net of withholding tax on dividends.............................  $       873   $   159,174   $  103,221            --
                                                                    ===========   ===========   ==========   ===========
---------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.
Statements of Operations for the Year Ended December 31, 1996 (continued)
------------------------------------------------------------------------------

                                                                                 Global         Global        Global
                                                                   Equity         Bond         Strategy       Utility
                                                                   Growth         Focus         Focus          Focus
                                                                    Fund          Fund           Fund          Fund
 ---------------------------------------------------------------------------------------------------------------------
Investment Income (Notes 1d & 1e):
Interest and discount earned*..................................  $ 2,906,699   $7,362,977    $ 11,236,222   $   659,024
Dividends**....................................................    2,359,527       68,036       8,177,095     6,059,957
Other income...................................................           --       42,863           4,675            --
                                                                 -----------   ----------    ------------   -----------
Total income...................................................    5,266,226    7,473,876      19,417,992     6,718,981
                                                                 -----------   ----------    ------------   -----------
---------------------------------------------------------------------------------------------------------------------
Expenses:
Investment advisory fees (Note 2)..............................    3,010,613      518,022       3,715,122       880,959
Custodian fees.................................................       42,130       30,154         165,186        29,004
Accounting services (Note 2)...................................       90,851       18,069         107,351        31,814
Professional fees..............................................       29,504       11,372          50,835        15,356
Registration fees (Note 1f)....................................       49,227          562              --            19
Directors' fees and expenses...................................        8,142        1,898          12,226         3,283
Transfer agent fees (Note 2)...................................        5,002        5,002           5,006         5,007
Pricing services...............................................           --        5,093           3,930            --
Amortization of organization expenses (Note 1f)................           --        1,578              --           863
Other..........................................................        5,389        2,016          17,599         4,391
                                                                 -----------   ----------    ------------   -----------
Total expenses.................................................    3,240,858      593,766       4,077,255       970,696
                                                                 -----------   ----------    ------------   -----------
Investment income--net.........................................    2,025,368    6,880,110      15,340,737     5,748,285
                                                                 -----------   ----------    ------------   -----------
---------------------------------------------------------------------------------------------------------------------
Realized & Unrealized Gain (Loss) on Investments & Foreign
  Currency Transactions--Net (Notes 1b, 1c, 1e & 3):
Realized gain on investments--net..............................   22,199,518      905,735      45,320,331     1,243,231
Realized gain (loss) on foreign currency transactions--net.....           --      (75,020 )    15,637,082       (46,439)
Change in unrealized appreciation/depreciation on
  investments--net.............................................    5,970,999     (531,602 )    37,056,845    10,440,233
Change in unrealized appreciation/depreciation on foreign
  currency transactions........................................           --     (174,496 )   (12,458,193)       (9,723)
                                                                 -----------   ----------    ------------   -----------
Total realized and unrealized gain on investments and foreign
  currency transactions--net...................................   28,170,517      124,617      85,556,065    11,627,302
                                                                 -----------   ----------    ------------   -----------
Net Increase in Net Assets Resulting from Operations...........  $30,195,885   $7,004,727    $100,896,802   $17,375,587
                                                                 ===========   ==========    ============   ===========
---------------------------------------------------------------------------------------------------------------------
 * Net of withholding tax on interest..........................  $        --   $   32,711    $     80,349   $        --
                                                                 ===========   ==========    ============   ===========
** Net of withholding tax on dividends.........................  $     3,500   $       --    $    462,853   $   350,006
                                                                 ===========   ==========    ============   ===========
---------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.
Statements of Operations for the Year Ended December 31, 1996 (continued)
------------------------------------------------------------------------------

                                                                                     High                   International
                                                                    Government      Current                    Equity
                                                                       Bond         Income      Index 500       Focus
                                                                       Fund          Fund         Fund+         Fund
---------------------------------------------------------------------------------------------------------------------
Investment Income (Notes 1d & 1e):
Interest and discount earned*.....................................  $3,898,013    $37,867,841   $  9,587     $ 3,616,175
Dividends**.......................................................          --        883,127      7,276       5,353,531
Other income......................................................       7,464        254,493         --              --
                                                                    -----------   -----------   --------     -----------
Total income......................................................   3,905,477     39,005,461     16,863       8,969,706
                                                                    -----------   -----------   --------     -----------
---------------------------------------------------------------------------------------------------------------------
Expenses:
Investment advisory fees (Note 2).................................     297,926      1,881,541      1,638       2,358,140
Custodian fees....................................................      12,035         38,264        500         278,327
Accounting services (Note 2)......................................      13,454         85,714        120          68,951
Professional fees.................................................       7,193         35,064         --          26,860
Registration fees (Note 1f).......................................      14,717         26,617        441          27,017
Pricing services..................................................       1,264          9,274         25          22,351
Directors' fees and expenses......................................       1,009          8,229         --           6,266
Transfer agent fees (Note 2)......................................       4,991          4,960        417           4,589
Amortization of organization expenses (Note 1f)...................          --             --        148           1,383
Other.............................................................       1,191          6,439         --           9,054
                                                                    -----------   -----------   --------     -----------
Total expenses before reimbursement...............................     353,780      2,096,102      3,289       2,802,938
Reimbursement of expenses (Note 2)................................    (264,214 )           --     (3,289 )            --
                                                                    -----------   -----------   --------     -----------
Expenses after reimbursement......................................      89,566      2,096,102         --       2,802,938
                                                                    -----------   -----------   --------     -----------
Investment income--net............................................   3,815,911     36,909,359     16,863       6,166,768
                                                                    -----------   -----------   --------     -----------
---------------------------------------------------------------------------------------------------------------------
Realized & Unrealized Gain (Loss) on Investments & Foreign
  Currency Transactions--Net (Notes 1b, 1c, 1e & 3):
Realized gain (loss) on investments--net..........................    (154,413 )   (3,777,610)      (193 )     9,049,271
Realized gain on foreign currency transactions--net...............          --             --         --         889,867
Change in unrealized appreciation/depreciation on
  investments--net................................................  (1,012,273 )    8,565,962    153,134       3,256,180
Change in unrealized appreciation/depreciation on foreign currency
  transactions....................................................          --             --         --        (745,643)
                                                                    -----------   -----------   --------     -----------
Total realized and unrealized gain (loss) on investments and
  foreign currency transactions--net..............................  (1,166,686 )    4,788,352    152,941      12,449,675
                                                                    -----------   -----------   --------     -----------
Net Increase in Net Assets Resulting from Operations..............  $2,649,225    $41,697,711   $169,804     $18,616,443
                                                                    ===========   ===========   ========     ===========
---------------------------------------------------------------------------------------------------------------------
 * Net of withholding tax on interest.............................  $       --    $        --   $     --     $       977
                                                                    ===========   ===========   ========     ===========
** Net of withholding tax on dividends............................  $       --    $        --   $     --     $   555,297
                                                                    ===========   ===========   ========     ===========
---------------------------------------------------------------------------------------------------------------------

+The Fund commenced operations on December 13, 1996.

See Notes to Financial Statements.

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.
Statements of Operations for the Year Ended December 31, 1996 (concluded)
------------------------------------------------------------------------------

                                                                Natural
                                                               Resources        Prime         Quality        Reserve
                                                                 Focus           Bond          Equity         Assets
                                                                  Fund           Fund           Fund           Fund
---------------------------------------------------------------------------------------------------------------------
Investment Income (Notes 1d & 1e):
Interest and discount earned................................  $     75,317   $ 35,506,054   $  5,883,776   $  1,323,908
Dividends*..................................................       939,896             --     11,052,176             --
Other income................................................            --         58,223          3,074             --
                                                                ----------    -----------   ------------     ----------
Total income................................................     1,015,213     35,564,277     16,939,026      1,323,908
                                                                ----------    -----------   ------------     ----------
---------------------------------------------------------------------------------------------------------------------
Expenses:
Investment advisory fees (Note 2)...........................       297,742      2,160,063      3,136,852        118,827
Accounting services (Note 2)................................        10,026        107,314        158,146          3,830
Custodian fees..............................................        31,761         45,793         60,419         10,988
Professional fees...........................................         7,148         42,418         56,245          6,043
Registration fees (Note 1f).................................            16         29,647         52,190             --
Directors' fees and expenses................................         1,018         10,976         14,937             --
Transfer agent fees (Note 2)................................         5,002          5,005          4,982          4,997
Pricing services............................................         4,735          8,819            214             --
Other.......................................................         1,434          8,811         11,246             --
                                                                ----------    -----------   ------------     ----------
Total expenses..............................................       358,882      2,418,846      3,495,231        144,685
                                                                ----------    -----------   ------------     ----------
Investment income--net......................................       656,331     33,145,431     13,443,795      1,179,223
                                                                ----------    -----------   ------------     ----------
---------------------------------------------------------------------------------------------------------------------
Realized & Unrealized Gain (Loss) on Investments & Foreign
  Currency Transactions--Net (Notes 1b, 1c, 1e & 3):
Realized gain on investments--net...........................     2,970,830        215,210     36,740,673          3,049
Realized gain (loss) on foreign currency
  transactions--net.........................................       (13,371)            --            147             --
Change in unrealized appreciation/depreciation on
  investments--net..........................................     2,055,840    (21,044,224)    67,969,744        (14,201)
Change in unrealized appreciation/depreciation on foreign
  currency transactions.....................................         2,033             --             --             --
                                                                ----------    -----------   ------------     ----------
Total realized and unrealized gain (loss) on investments and
  foreign currency transactions--net........................     5,015,332    (20,829,014)   104,710,564        (11,152)
                                                                ----------    -----------   ------------     ----------
Net Increase in Net Assets Resulting from Operations........  $  5,671,663   $ 12,316,417   $118,154,359   $  1,168,071
                                                                ==========    ===========   ============     ==========
---------------------------------------------------------------------------------------------------------------------
* Net of withholding tax on dividends.......................  $     75,184   $         --   $    262,454   $         --
                                                                ==========    ===========   ============     ==========
---------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.
Statements of Changes in Net Assets
------------------------------------------------------------------------------

                                                                                        American Balanced Fund
                                                                                  ----------------------------------
                                                                                      For the Year Ended December 31,
                                                                                   ----------------------------------
                      Increase (Decrease) in Net Assets:                              1996                   1995
  ---------------------------------------------------------------------------------------------------------------------
Operations:
Investment income--net.........................................................   $  7,339,770           $  8,022,508
Realized gain (loss) on investments--net.......................................     21,869,723               (311,392)
Change in unrealized appreciation/depreciation on investments--net.............     (9,430,963)            27,587,655
                                                                                  ------------           ------------
Net increase in net assets resulting from operations...........................     19,778,530             35,298,771
                                                                                  ------------           ------------
---------------------------------------------------------------------------------------------------------------------
Dividends & Distributions to Shareholders (Note 1g):
Investment income--net.........................................................     (7,882,096)            (7,173,644)
Realized gain on investments--net..............................................       (328,715)                    --
                                                                                  ------------           ------------
Net decrease in net assets resulting from dividends and distributions to
shareholders...................................................................     (8,210,811)            (7,173,644)
                                                                                  ------------           ------------
---------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (Note 4):
Net increase (decrease) in net assets derived from capital share
  transactions.................................................................    (12,432,919)            25,836,347
                                                                                  ------------           ------------
---------------------------------------------------------------------------------------------------------------------
Net Assets:
Total increase (decrease) in net assets........................................       (865,200)            53,961,474
Beginning of year..............................................................    212,912,214            158,950,740
                                                                                  ------------           ------------
End of year*...................................................................   $212,047,014           $212,912,214
                                                                                  ============           ============
---------------------------------------------------------------------------------------------------------------------
*Undistributed investment income--net..........................................   $  3,604,288           $  4,146,614
                                                                                  ============           ============
---------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

==============================================================================

      Basic Value Focus Fund
----------------------------------
    For the Year Ended December 31,
 ----------------------------------
    1996                   1995
----------------------------------
$  5,533,281           $  3,967,636
  56,406,548             13,595,994
  13,550,612             34,077,480
------------           ------------
  75,490,441             51,641,110
------------           ------------
----------------------------------
  (4,571,085)            (3,296,595)
 (16,947,347)            (7,106,929)
------------           ------------
 (21,518,432)           (10,403,524)
------------           ------------
----------------------------------
 164,495,262            100,918,588
------------           ------------
----------------------------------
 218,467,271            142,156,174
 306,462,893            164,306,719
------------           ------------
$524,930,164           $306,462,893
============           ============
----------------------------------
$  3,224,622           $  2,262,426
============           ============
----------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.
Statements of Changes in Net Assets (continued)
------------------------------------------------------------------------------

                                                                                           Developing Capital
                                                                                           Markets Focus Fund
                                                                                    --------------------------------
                                                                                      For the Year Ended December 31,
                                                                                     --------------------------------
                       Increase (Decrease) in Net Assets:                             1996                   1995
 -------------------------------------------------------------------------------------------------------------------
Operations:
Investment income--net..........................................................   $ 1,857,960            $ 1,186,414
Realized gain (loss) on investments and foreign currency transactions--net......      (156,983)            (3,129,641)
Change in unrealized appreciation/depreciation on investments and foreign
currency transactions--net......................................................     4,829,141              1,803,333
                                                                                   -----------            -----------
Net increase (decrease) in net assets resulting from operations.................     6,530,118               (139,894)
                                                                                   -----------            -----------
---------------------------------------------------------------------------------------------------------------------
Dividends & Distributions to Shareholders (Note 1g):
Investment income--net..........................................................    (1,385,673)              (332,002)
Realized gain on investments--net...............................................            --                     --
                                                                                   -----------            -----------
Net decrease in net assets resulting from dividends and distributions to
shareholders....................................................................    (1,385,673)              (332,002)
                                                                                   -----------            -----------
---------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (Note 4):
Net increase (decrease) in net assets derived from capital share transactions...    35,245,827             19,004,774
                                                                                   -----------            -----------
---------------------------------------------------------------------------------------------------------------------
Net Assets:
Total increase (decrease) in net assets.........................................    40,390,272             18,532,878
Beginning of year...............................................................    55,208,630             36,675,752
                                                                                   -----------            -----------
End of year*....................................................................   $95,598,902            $55,208,630
                                                                                   ===========            ===========
---------------------------------------------------------------------------------------------------------------------
*Undistributed investment income--net (Note 1i).................................   $ 1,752,408            $ 1,184,973
                                                                                   ===========            ===========
---------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

==============================================================================

          Domestic Money
            Market Fund
----------------------------------
    For the Year Ended December 31,
 ----------------------------------
    1996                   1995
----------------------------------
$ 13,810,153           $ 17,526,423
      12,359                 44,778
    (157,747)               334,598
                       ------------
  13,664,765             17,905,799
                       ------------
----------------------------------
 (13,810,153)           (17,526,423)
     (12,359)               (44,778)
                       ------------
            )
 (13,822,512            (17,571,201)
                       ------------
----------------------------------
 (28,998,068)           (59,621,869)
                       ------------
----------------------------------
 (29,155,815)           (59,287,271)
 303,911,829            363,199,100
                       ------------
$274,756,014           $303,911,829
                       ============
----------------------------------
$         --           $         --
                       ============
----------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.
Statements of Changes in Net Assets (continued)
------------------------------------------------------------------------------

                                                                                          Equity Growth Fund
                                                                                  ----------------------------------
                                                                                      For the Year Ended December 31,
                                                                                   ----------------------------------
                      Increase (Decrease) in Net Assets:                              1996                   1995
 -------------------------------------------------------------------------------------------------------------------
Operations:
Investment income--net.........................................................   $  2,025,368           $  1,785,602
Realized gain on investments and foreign currency transactions--net............     22,199,518             45,385,878
Change in unrealized appreciation/depreciation on investments and foreign
currency transactions--net.....................................................      5,970,999             44,941,516
                                                                                  ------------           ------------
Net increase in net assets resulting from operations...........................     30,195,885             92,112,996
                                                                                  ------------           ------------
---------------------------------------------------------------------------------------------------------------------
Dividends & Distributions to Shareholders (Note 1g):
Investment income--net.........................................................     (1,882,603)              (889,063)
Realized gain on investments--net..............................................    (43,561,906)                    --
                                                                                  ------------           ------------
Net decrease in net assets resulting from dividends and distributions to
shareholders...................................................................    (45,444,509)              (889,063)
                                                                                  ------------           ------------
---------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (Note 4):
Net proceeds from issuance of capital shares...................................    128,356,735             78,653,598
Net proceeds from issuance of capital shares resulting from reorganization.....             --                     --
                                                                                  ------------           ------------
Net increase in net assets derived from capital share transactions.............    128,356,735             78,653,598
                                                                                  ------------           ------------
---------------------------------------------------------------------------------------------------------------------
Net Assets:
Total increase in net assets...................................................    113,108,111            169,877,531
Beginning of year..............................................................    339,921,154            170,043,623
                                                                                  ------------           ------------
End of year*...................................................................   $453,029,265           $339,921,154
                                                                                  ============           ============
---------------------------------------------------------------------------------------------------------------------
*Undistributed investment income--net (Note 1i)................................   $  1,422,632           $  1,279,867
                                                                                  ============           ============
---------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

==============================================================================

      Global Bond Focus Fund
 --------------------------------
   For the Year Ended December 31,
  --------------------------------
   1996                   1995
 --------------------------------
$ 6,880,110            $ 6,952,991
    830,715                510,287
   (706,098)             4,502,738
                       ------------
  7,004,727             11,966,016
                       ------------
--------------------------------
 (6,810,949)            (6,851,555)
         --                     --
                       ------------
           )
 (6,810,949             (6,851,555)
                       ------------
--------------------------------
 (6,069,072)             1,580,255
 17,820,572                     --
                       ------------
 11,751,500              1,580,255
                       ------------
--------------------------------
 11,945,278              6,694,716
 81,844,632             75,149,916
                       ------------
$93,789,910            $81,844,632
                       ============
--------------------------------
$   118,851            $   765,308
                       ============
--------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.
Statements of Changes in Net Assets (continued)
------------------------------------------------------------------------------

                                                                                      Global Strategy Focus Fund
                                                                                  ----------------------------------
                                                                                      For the Year Ended December 31,
                                                                                   ----------------------------------
                      Increase (Decrease) in Net Assets:                              1996                   1995
  ---------------------------------------------------------------------------------------------------------------------
Operations:
Investment income--net.........................................................   $ 15,340,737           $ 17,146,054
Realized gain (loss) on investments and foreign currency transactions--net.....     60,957,413            (23,380,052)
Change in unrealized appreciation/depreciation on investments and foreign
currency transactions--net.....................................................     24,598,652             58,162,628
                                                                                  ------------           ------------
Net increase in net assets resulting from operations...........................    100,896,802             51,928,630
                                                                                  ------------           ------------
---------------------------------------------------------------------------------------------------------------------
Dividends & Distributions to Shareholders (Note 1g):
Investment income--net.........................................................    (12,699,527)           (16,913,134)
In excess of realized gains on investments--net................................             --               (199,509)
                                                                                  ------------           ------------
Net decrease in net assets resulting from dividends and distributions to
shareholders...................................................................    (12,699,527)           (17,112,643)
                                                                                  ------------           ------------
---------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (Note 4):
Net redemptions from capital shares............................................    (52,564,882)            (9,981,690)
Net proceeds from issuance of capital shares resulting from reorganization.....    294,328,812                     --
                                                                                  ------------           ------------
Net increase (decrease) in net assets derived from capital share
  transactions.................................................................    241,763,930             (9,981,690)
                                                                                  ------------           ------------
---------------------------------------------------------------------------------------------------------------------
Net Assets:
Total increase (decrease) in net assets........................................    329,961,205             24,834,297
Beginning of year..............................................................    540,241,613            515,407,316
                                                                                  ------------           ------------
End of year*...................................................................   $870,202,818           $540,241,613
                                                                                  ============           ============
---------------------------------------------------------------------------------------------------------------------
*Undistributed investment income--net (Note 1i)................................   $ 20,579,673           $  7,489,615
                                                                                  ============           ============
---------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

==============================================================================

     Global Utility Focus Fund
----------------------------------
    For the Year Ended December 31,
 ----------------------------------
    1996                   1995
----------------------------------
$  5,748,285           $  5,942,408
   1,196,792             (2,380,178)
  10,430,510             26,090,740
                       ------------
  17,375,587             29,652,970
                       ------------
----------------------------------
  (6,739,387)            (5,144,108)
          --                     --
                       ------------
  (6,739,387)            (5,144,108)
                       ------------
----------------------------------
  16,423,676              2,526,392
          --                     --
                       ------------
 (16,423,676)            (2,526,392)
                       ------------
----------------------------------
  (5,787,476)            21,982,470
 148,225,277            126,242,807
                       ------------
$142,437,801           $148,225,277
                       ============
----------------------------------
$  1,132,021           $  2,159,534
                       ============
----------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.
Statements of Changes in Net Assets (continued)
------------------------------------------------------------------------------

                                                                                               Government
                                                                                               Bond Fund
                                                                                    --------------------------------
                                                                                      For the Year Ended December 31,
                                                                                     --------------------------------
                       Increase (Decrease) in Net Assets:                             1996                   1995
  ---------------------------------------------------------------------------------------------------------------------
Operations:
Investment income--net..........................................................   $ 3,815,911            $ 1,796,464
Realized gain (loss) on investments--net........................................      (154,413)               192,982
Change in unrealized appreciation/depreciation on investments--net..............    (1,012,273)             2,024,581
                                                                                   -----------            -----------
Net increase in net assets resulting from operations............................     2,649,225              4,014,027
                                                                                   -----------            -----------
---------------------------------------------------------------------------------------------------------------------
Dividends & Distributions to Shareholders (Note 1g):
Investment income--net..........................................................    (3,530,361)            (1,670,786)
Realized gain on investments--net...............................................      (137,668)                    --
                                                                                   -----------            -----------
Net decrease in net assets resulting from dividends and distributions to
shareholders....................................................................    (3,668,029)            (1,670,786)
                                                                                   -----------            -----------
---------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (Note 4):
Net increase in net assets derived from capital share transactions..............    49,603,169             20,842,535
                                                                                   -----------            -----------
---------------------------------------------------------------------------------------------------------------------
Net Assets:
Total increase in net assets....................................................    48,584,365             23,185,776
Beginning of year...............................................................    40,996,427             17,810,651
                                                                                   -----------            -----------
End of year*....................................................................   $89,580,792            $40,996,427
                                                                                   ===========            ===========
---------------------------------------------------------------------------------------------------------------------
*Undistributed investment income--net (Note 1i).................................   $   484,603            $   199,053
                                                                                   ===========            ===========
---------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

==============================================================================

           High Current
            Income Fund
----------------------------------
    For the Year Ended December 31,
 ----------------------------------
    1996                   1995
----------------------------------
$ 36,909,359           $ 30,889,361
  (3,777,610)               589,358
   8,565,962             16,336,511
                       ------------
  41,697,711             47,815,230
                       ------------
----------------------------------
 (36,130,450)           (30,645,264)
          --                     --
                       ------------
 (36,130,450)           (30,645,264)
                       ------------
----------------------------------
  52,695,717             83,463,234
                       ------------
----------------------------------
  58,262,978            100,633,200
 356,351,940            255,718,740
                       ------------
$414,614,918           $356,351,940
                       ============
----------------------------------
$  3,786,391           $  2,822,298
                       ============
----------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.
Statements of Changes in Net Assets (continued)
------------------------------------------------------------------------------

                                                                                                       Index 500
                                                                                                          Fund
                                                                                                    ---------------
                                                                                                     For the Period
                                                                                                     Dec. 13, 1996+
                               Increase (Decrease) in Net Assets:                                   to Dec. 31, 1996
  ---------------------------------------------------------------------------------------------------------------------
Operations:
Investment income--net...........................................................................     $     16,863
Realized gain (loss) on investments and foreign currency transactions--net.......................             (193)
Change in unrealized appreciation/depreciation on investments and foreign currency
transactions--net................................................................................          153,134
                                                                                                       -----------
Net increase in net assets resulting from operations.............................................          169,804
                                                                                                       -----------
---------------------------------------------------------------------------------------------------------------------
Dividends & Distributions to Shareholders (Note 1g):
Investment income--net...........................................................................               --
Realized gain on investments--net................................................................               --
In excess of realized gain on investments--net...................................................               --
                                                                                                       -----------
Net decrease in net assets resulting from dividends and distributions to shareholders............               --
                                                                                                       -----------
---------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (Note 4):
Net increase in net assets derived from capital share transactions...............................          582,036
                                                                                                       -----------
---------------------------------------------------------------------------------------------------------------------
Net Assets:
Total increase in net assets.....................................................................          751,840
Beginning of period..............................................................................       10,000,000
                                                                                                       -----------
End of period*...................................................................................     $ 10,751,840
                                                                                                       ===========
---------------------------------------------------------------------------------------------------------------------
*Undistributed investment income--net (Note 1i)..................................................     $     16,863
                                                                                                       ===========
---------------------------------------------------------------------------------------------------------------------

+ Commencement of Operations.

See Notes to Financial Statements.

==============================================================================

       International Equity
            Focus Fund
----------------------------------
    For the Year Ended December 31,
 ----------------------------------
    1996                   1995
----------------------------------
$  6,166,768           $  4,728,612
   9,939,138             (7,417,463)
   2,510,537             15,585,541
                       ------------
  18,616,443             12,896,690
                       ------------
----------------------------------
  (3,669,329)              (151,930)
          --             (3,904,078)
          --             (5,275,618)
                       ------------
  (3,669,329)            (9,331,626)
                       ------------
----------------------------------
  68,530,474             14,153,402
                       ------------
----------------------------------
  83,477,588             17,718,466
 265,602,241            247,883,775
                       ------------
$349,079,829           $265,602,241
                       ============
----------------------------------
$  4,510,300           $  4,974,839
                       ============
----------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.
Statements of Changes in Net Assets (continued)
------------------------------------------------------------------------------

                                                                                           Natural Resources
                                                                                               Focus Fund
                                                                                    --------------------------------
                                                                                      For the Year Ended December 31,
                                                                                     --------------------------------
                       Increase (Decrease) in Net Assets:                             1996                   1995
  ---------------------------------------------------------------------------------------------------------------------
Operations:
Investment income--net..........................................................   $   656,331            $   745,572
Realized gain on investments and foreign currency transactions--net.............     2,957,459                789,560
Change in unrealized appreciation/depreciation on investments and foreign
currency transactions--net......................................................     2,057,873              3,506,951
                                                                                   -----------            -----------
Net increase in net assets resulting from operations............................     5,671,663              5,042,083
                                                                                   -----------            -----------
---------------------------------------------------------------------------------------------------------------------
Dividends & Distributions to Shareholders (Note 1g):
Investment income--net..........................................................      (722,544)              (719,125)
Realized gain on investments--net...............................................      (740,711)              (116,046)
                                                                                   -----------            -----------
Net decrease in net assets resulting from dividends and distributions to
shareholders....................................................................    (1,463,255)              (835,171)
                                                                                   -----------            -----------
---------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (Note 4):
Net increase (decrease) in net assets derived from capital share transactions...    (2,113,764)              (819,422)
                                                                                   -----------            -----------
---------------------------------------------------------------------------------------------------------------------
Net Assets:
Total increase in net assets....................................................     2,094,644              3,387,490
Beginning of year...............................................................    43,102,351             39,714,861
                                                                                   -----------            -----------
End of year*....................................................................   $45,196,995            $43,102,351
                                                                                   ===========            ===========
---------------------------------------------------------------------------------------------------------------------
*Undistributed investment income-net (Note 1i)..................................   $   221,415            $   315,714
                                                                                   ===========            ===========
---------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

------------------------------------------------------------------------------

------------------------------------------------------------------------------

          Prime Bond Fund
----------------------------------
    For the Year Ended December 31,
 ----------------------------------
    1996                   1995
----------------------------------
$ 33,145,431           $ 30,681,580
     215,210              2,850,926
 (21,044,224)            46,631,310
                       ------------
  12,316,417             80,163,816
                       ------------
----------------------------------
 (32,511,472)           (30,585,478)
          --                     --
                       ------------
 (32,511,472)           (30,585,478)
                       ------------
----------------------------------
  68,750,815             49,025,455
                       ------------
----------------------------------
  48,555,760             98,603,793
 489,837,968            391,234,175
                       ------------
$538,393,728           $489,837,968
                       ============
----------------------------------
$  3,129,844           $  2,495,885
                       ============
----------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.
Statements of Changes in Net Assets (concluded)
------------------------------------------------------------------------------

                                                                                         Quality Equity Fund
                                                                               ----------------------------------------
                                                                                   For the Year Ended December 31,
                                                                               ----------------------------------------
                    Increase (Decrease) in Net Assets:                            1996                     1995
  ---------------------------------------------------------------------------------------------------------------------
Operations:
Investment income--net....................................................   $   13,443,795           $   10,721,106
Realized gain on investments and foreign currency transactions--net.......       36,740,820               84,589,225
Change in unrealized appreciation/depreciation on investments and foreign
currency transactions--net................................................       67,969,744               17,627,851
                                                                               ------------             ------------
Net increase in net assets resulting from operations......................      118,154,359              112,938,182
                                                                               ------------             ------------
---------------------------------------------------------------------------------------------------------------------
Dividends & Distributions to Shareholders (Note 1g):
Investment income--net....................................................      (14,235,069)              (8,042,730)
Realized gain on investments--net.........................................      (84,325,410)              (9,959,874)
                                                                               ------------             ------------
Net decrease in net assets resulting from dividends and distributions to
shareholders..............................................................      (98,560,479)             (18,002,604)
                                                                               ------------             ------------
---------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (Note 4):
Net increase (decrease) in net assets derived from capital share
  transactions............................................................      130,130,747               85,255,141
                                                                               ------------             ------------
---------------------------------------------------------------------------------------------------------------------
Net Assets:
Total increase (decrease) in net assets...................................      149,724,627              180,190,719
Beginning of year.........................................................      644,550,601              464,359,882
                                                                               ------------             ------------
End of year*..............................................................   $  794,275,228           $  644,550,601
                                                                               ============             ============
---------------------------------------------------------------------------------------------------------------------
*Undistributed investment income--net (Note 1i)...........................   $    5,217,038           $    6,008,129
                                                                               ============             ============
---------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

==============================================================================

         Reserve Assets Fund
------------------------------------
   For the Year Ended December 31,
------------------------------------
    1996                    1995
------------------------------------
$   1,179,223           $   1,572,494
        3,049                  10,309
      (14,201)                 41,873
                         ------------
    1,168,071               1,624,676
                         ------------
------------------------------------
   (1,179,223)             (1,572,494)
       (3,049)                (10,309)
                         ------------
   (1,182,272)             (1,582,803)
                         ------------
------------------------------------
   (2,650,297)             (6,688,035)
                         ------------
------------------------------------
   (2,664,498)             (6,646,162)
   25,549,869              32,196,031
                         ------------
$  22,885,371           $  25,549,869
                         ============
------------------------------------
$          --           $          --
                         ============
------------------------------------

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.
Financial Highlights
------------------------------------------------------------------------------

                                                                               American Balanced Fund
   The following per share data and ratios have been         -----------------------------------------------------------
   derived from information provided in the financial                      For the Year Ended December 31,
                      statements.                            -----------------------------------------------------------
        Increase (Decrease) in Net Asset Value:                1996         1995         1994         1993        1992
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of year......................     $  15.17     $  13.08     $  14.08     $  12.85     $ 12.82
                                                             --------     --------     --------     --------     -------
Investment income--net..................................          .53          .59          .48          .32         .31
Realized and unrealized gain (loss) on
  investments--net......................................          .89         2.06        (1.06)        1.37         .37
                                                             --------     --------     --------     --------     -------
Total from investment operations........................         1.42         2.65         (.58)        1.69         .68
                                                             --------     --------     --------     --------     -------
Less dividends and distributions:
  Investment income--net................................         (.56)        (.56)        (.37)        (.34)       (.37)
  Realized gain on investments--net.....................         (.02)          --           --         (.12)       (.28)
  In excess of realized gain on investments--net........           --           --         (.05)          --          --
                                                             --------     --------     --------     --------     -------
Total dividends and distributions.......................         (.58)        (.56)        (.42)        (.46)       (.65)
                                                             --------     --------     --------     --------     -------
Net asset value, end of year............................     $  16.01     $  15.17     $  13.08     $  14.08     $ 12.85
                                                             ========     ========     ========     ========     =======
---------------------------------------------------------------------------------------------------------------------
Total Investment Return:*
Based on net asset value per share......................        9.73%       20.81%       (4.19%)      13.49%       5.72%
                                                             ========     ========     ========     ========     =======
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses................................................         .60%         .61%         .63%         .70%        .97%
                                                             ========     ========     ========     ========     =======
Investment income--net..................................        3.39%        4.22%        3.95%        3.20%       3.71%
                                                             ========     ========     ========     ========     =======
---------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of year (in thousands)..................     $212,047     $212,912     $158,951     $115,420     $24,918
                                                             ========     ========     ========     ========     =======
Portfolio turnover......................................      236.50%       38.40%       35.36%       12.55%      36.34%
                                                             ========     ========     ========     ========     =======
Average commission rate paid**..........................     $  .0610           --           --           --          --
                                                             ========     ========     ========     ========     =======
---------------------------------------------------------------------------------------------------------------------

  * Total investment returns exclude insurance-related fees and expenses.
 ** For the fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities.

See Notes to Financial Statements.

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.
Financial Highlights (continued)
------------------------------------------------------------------------------

                                                                                   Basic Value Focus Fund
                                                                   ------------------------------------------------------
                                                                           For the Year Ended
                                                                              December 31,                For the Period
The following per share data and ratios have been derived from     ----------------------------------    July 1, 1993+ to
  information provided in the financial statements. Increase                                               December 31,
                (Decrease) in Net Asset Value:                       1996         1995         1994            1993
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period..........................     $  13.10     $  11.10     $  10.95        $  10.00
                                                                   --------     --------     --------         -------
Investment income--net........................................          .17          .18          .17             .04
Realized and unrealized gain on investments--net..............         2.37         2.49          .08             .91
                                                                   --------     --------     --------         -------
Total from investment operations..............................         2.54         2.67          .25             .95
                                                                   --------     --------     --------         -------
Less dividends and distributions:
  Investment income--net......................................         (.18)        (.19)        (.10)             --
  Realized gain on investments--net...........................         (.72)        (.48)          --              --
                                                                   --------     --------     --------         -------
Total dividends and distributions.............................         (.90)        (.67)        (.10)             --
                                                                   --------     --------     --------         -------
Net asset value, end of period................................     $  14.74     $  13.10     $  11.10        $  10.95
                                                                   ========     ========     ========         =======
---------------------------------------------------------------------------------------------------------------------
Total Investment Return:**
Based on net asset value per share............................       20.69%       25.49%        2.36%           9.50%++
                                                                   ========     ========     ========         =======
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses......................................................         .66%         .66%         .72%            .86%*
                                                                   ========     ========     ========         =======
Investment income--net........................................        1.37%        1.68%        2.08%           1.69%*
                                                                   ========     ========     ========         =======
---------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of period (in thousands)......................     $524,930     $306,463     $164,307        $ 47,207
                                                                   ========     ========     ========         =======
Portfolio turnover............................................       68.41%       74.10%       60.55%          30.86%
                                                                   ========     ========     ========         =======
Average commission rate paid++++..............................     $  .0549           --           --              --
                                                                   ========     ========     ========         =======
---------------------------------------------------------------------------------------------------------------------

  * Annualized.
 ** Total investment returns exclude insurance-related fees and expenses.
  + Commencement of Operations.
  ++ Aggregate total investment return.
 ++++ For the fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities.

See Notes to Financial Statements.

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.
Financial Highlights (continued)
------------------------------------------------------------------------------

                                                                                       Developing Capital
                                                                                       Markets Focus Fund
                                                                          --------------------------------------------
                                                                             For the Year Ended
                                                                                December 31,           For the Period
   The following per share data and ratios have been derived from         ------------------------    May 2, 1994+ to
information provided in the financial statements. Increase (Decrease)                                   December 31,
                         in Net Asset Value:                                1996            1995            1994
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period.................................     $   9.32         $  9.51        $  10.00
                                                                          --------         --------       --------
Investment income--net...............................................          .20             .20             .09
Realized and unrealized gain (loss) on investments and foreign
  currency transactions--net.........................................          .76            (.30)           (.58)
                                                                          --------         --------       --------
Total from investment operations.....................................          .96            (.10)           (.49)
                                                                          --------         --------       --------
Less dividends from investment income--net...........................         (.23)           (.09)             --
                                                                          --------         --------       --------
Net asset value, end of period.......................................     $  10.05         $  9.32        $   9.51
                                                                          ========         ========       ========
---------------------------------------------------------------------------------------------------------------------
Total Investment Return:**
Based on net asset value per share...................................       10.59%          (1.08%)         (4.90%)++
                                                                          ========         ========       ========
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses, net of reimbursement.......................................        1.25%           1.25%           1.29%*
                                                                          ========         ========       ========
Expenses.............................................................        1.31%           1.36%           1.35%*
                                                                          ========         ========       ========
Investment income--net...............................................        2.42%           2.73%           2.18%*
                                                                          ========         ========       ========
---------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of period (in thousands).............................     $ 95,599         $55,209        $ 36,676
                                                                          ========         ========       ========
Portfolio turnover...................................................       87.33%          62.53%          29.79%
                                                                          ========         ========       ========
Average commission rate paid++.......................................     $ 0.0003         $    --        $     --
                                                                          ========         ========       ========
---------------------------------------------------------------------------------------------------------------------

  * Annualized.
 ** Total investment returns exclude insurance-related fees and expenses.
  + Commencement of Operations.
 ++ For the fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.
  ++ Aggregate total investment return.

See Notes to Financial Statements.

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.
Financial Highlights (continued)
------------------------------------------------------------------------------

                                                                              Domestic Money Market Fund
                                                              ----------------------------------------------------------
                                                                         For the Year Ended
The following per share data and ratios have been derived                   December 31,                  For the Period
  from information provided in the financial statements.      -----------------------------------------   Feb. 20, 1992+
                                                                                                           to Dec. 31,
         Increase (Decrease) in Net Asset Value:                1996       1995       1994       1993          1992
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period......................    $   1.00   $   1.00   $   1.00   $   1.00     $     1.00
                                                              --------   --------   --------   --------       --------
Investment income--net....................................       .0504      .0547      .0386      .0302          .0302
Realized and unrealized gain (loss) on investments--net...      (.0005)     .0012     (.0007)     .0005          .0013
                                                              --------   --------   --------   --------       --------
Total from investment operations..........................       .0499      .0559      .0379      .0307          .0315
                                                              --------   --------   --------   --------       --------
Less dividends and distributions:
  Investment income--net..................................      (.0504)    (.0547)    (.0386)    (.0302)        (.0302)
  Realized gain on investments--net.......................      (.0001)    (.0002)        --     (.0005)        (.0010)
                                                              --------   --------   --------   --------       --------
Total dividends and distributions.........................      (.0505)    (.0549)    (.0386)    (.0307)        (.0312)
                                                              --------   --------   --------   --------       --------
Net asset value, end of period............................    $   1.00   $   1.00   $   1.00   $   1.00     $     1.00
                                                              ========   ========   ========   ========       ========
---------------------------------------------------------------------------------------------------------------------
Total Investment Return:**
Based on net asset value per share........................       5.13%      5.64%      3.93%      3.10%          3.65%*
                                                              ========   ========   ========   ========       ========
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses, net of reimbursement............................        .54%       .55%       .50%       .36%           .32%*
                                                              ========   ========   ========   ========       ========
Expenses..................................................        .54%       .55%       .57%       .63%           .88%*
                                                              ========   ========   ========   ========       ========
Investment income--net, and realized gain on
  investments--net........................................       4.97%      5.50%      4.02%      3.03%          3.48%*
                                                              ========   ========   ========   ========       ========
---------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of period (in thousands)..................    $274,756   $303,912   $363,199   $170,531     $   41,128
                                                              ========   ========   ========   ========       ========
---------------------------------------------------------------------------------------------------------------------

  * Annualized.
 ** Total investment returns exclude insurance-related fees and expenses.
  + Commencement of Operations.

See Notes to Financial Statements.

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.
Financial Highlights (continued)
------------------------------------------------------------------------------

                                                                                  Equity Growth Fund+
                                                                --------------------------------------------------------
 The following per share data and ratios have been derived                         For the Year Ended
  from information provided in the financial statements.                              December 31,
                                                                --------------------------------------------------------
          Increase (Decrease) in Net Asset Value:                 1996        1995        1994        1993        1992
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of year.........................     $  27.98    $  19.26    $  20.96    $  17.80     $ 17.96
                                                                --------    --------    --------    --------     -------
Investment income (loss)--net..............................          .13         .17         .05        (.01)        .01
Realized and unrealized gain (loss) on investments--net....         1.84        8.64       (1.56)       3.17        (.10)
                                                                --------    --------    --------    --------     -------
Total from investment operations...........................         1.97        8.81       (1.51)       3.16        (.09)
                                                                --------    --------    --------    --------     -------
Less dividends and distributions:
  Investment income--net...................................         (.14)       (.09)         --          --++      (.07)
  Realized gain on investments--net........................        (3.59)         --        (.19)         --          --
                                                                --------    --------    --------    --------     -------
Total dividends and distributions..........................        (3.73)       (.09)       (.19)         --        (.07)
                                                                --------    --------    --------    --------     -------
Net asset value, end of year...............................     $  26.22    $  27.98    $  19.26    $  20.96     $ 17.80
                                                                ========    ========    ========    ========     =======
---------------------------------------------------------------------------------------------------------------------
Total Investment Return:*
Based on net asset value per share.........................        8.11%      45.90%      (7.27%)     17.78%       (.53%)
                                                                ========    ========    ========    ========     =======
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses...................................................         .81%        .81%        .83%        .96%       1.18%
                                                                ========    ========    ========    ========     =======
Investment income (loss)--net..............................         .50%        .72%        .27%       (.05%)       .04%
                                                                ========    ========    ========    ========     =======
---------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of year (in thousands).....................     $453,029    $339,921    $170,044    $ 98,976     $23,167
                                                                ========    ========    ========    ========     =======
Portfolio turnover.........................................       80.84%      96.79%      88.48%     131.75%      98.64%
                                                                ========    ========    ========    ========     =======
Average commission rate paid++.............................     $  .0598    $     --    $     --    $     --     $    --
                                                                ========    ========    ========    ========     =======
---------------------------------------------------------------------------------------------------------------------

  * Total investment returns exclude insurance-related fees and expenses.
  + Based on average shares outstanding during the year.
 ++ Amount is less than $.01 per share.
  ++ For the fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities.

See Notes to Financial Statements.

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.
Financial Highlights (continued)
------------------------------------------------------------------------------

                                                                                 Global Bond Focus Fund
                                                                 ----------------------------------------------------
                                                                         For the Year Ended
 The following per share data and ratios have been derived                  December 31,                For the Period
   from information provided in the financial statements.        ----------------------------------    July 1, 1993+ to
                                                                                                         December 31,
          Increase (Decrease) in Net Asset Value:                 1996++       1995++        1994            1993
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period........................     $   9.79     $   9.17     $  10.38        $  10.00
                                                                 --------     --------     --------         -------
Investment income--net......................................          .78          .85          .76             .25
Realized and unrealized gain (loss) on investments and
  foreign currency transactions--net........................         (.03)         .61        (1.19)            .33
                                                                 --------     --------     --------         -------
Total from investment operations............................          .75         1.46         (.43)            .58
                                                                 --------     --------     --------         -------
Less dividends and distributions:
  Investment income--net....................................         (.78)        (.84)        (.76)           (.20)
  In excess of realized gain on investments--net............           --           --         (.02)             --
                                                                 --------     --------     --------         -------
Total dividends and distributions...........................         (.78)        (.84)        (.78)           (.20)
                                                                 --------     --------     --------         -------
Net asset value, end of period..............................     $   9.76     $   9.79     $   9.17        $  10.38
                                                                 ========     ========     ========         =======
---------------------------------------------------------------------------------------------------------------------
Total Investment Return:**
Based on net asset value per share..........................        8.02%       16.69%       (4.21%)          5.90%++
                                                                 ========     ========     ========         =======
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses....................................................         .69%         .68%         .75%            .94%*
                                                                 ========     ========     ========         =======
Investment income--net......................................        7.95%        8.99%        8.01%           6.20%*
                                                                 ========     ========     ========         =======
---------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of period (in thousands)....................     $ 93,790     $ 81,845     $ 75,150        $ 50,737
                                                                 ========     ========     ========         =======
Portfolio turnover..........................................      267.13%      132.57%      117.58%          54.80%
                                                                 ========     ========     ========         =======
---------------------------------------------------------------------------------------------------------------------

  * Annualized.
 ** Total investment returns exclude insurance-related fees and expenses.
  + Commencement of Operations.
 ++ Based on average shares outstanding during the year.
  ++ Aggregate total investment return.

See Notes to Financial Statements.

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.
Financial Highlights (continued)
------------------------------------------------------------------------------

                                                                           Global Strategy Focus Fund
                                                        --------------------------------------------------------------
                                                                     For the Year Ended
 The following per share data and ratios have been                      December 31,                     For the Period
derived from information provided in the financial      ---------------------------------------------   Feb. 28, 1992+ to
                    statements.                                                                           December 31,
      Increase (Decrease) in Net Asset Value:             1996        1995         1994        1993           1992
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period...............     $  12.55    $  11.73     $  12.17    $  10.22        $ 10.00
                                                         -------     -------      -------     -------
Investment income--net.............................          .28         .39          .30         .16            .13
Realized and unrealized gain (loss) on investments
  and foreign currency transactions--net...........         1.33         .82         (.48)       1.96            .13
                                                         -------     -------      -------     -------
Total from investment operations...................         1.61        1.21         (.18)       2.12            .26
                                                         -------     -------      -------     -------
Less dividends and distributions:
  Investment income--net...........................         (.29)       (.39)        (.21)       (.17)          (.04)
  Realized gain on investments--net................           --          --++       (.04)         --             --
  In excess of realized gain on investments--net...           --          --         (.01)
                                                         -------     -------      -------     -------
Total dividends and distributions..................         (.29)       (.39)        (.26)       (.17)          (.04)
                                                         -------     -------      -------     -------
Net asset value, end of period.....................     $  13.87    $  12.55     $  11.73    $  12.17        $ 10.22
                                                         =======     =======      =======     =======
---------------------------------------------------------------------------------------------------------------------
Total Investment Return:**
Based on net asset value per share.................       13.17%      10.60%       (1.46%)     21.03%          2.62%++
                                                         =======     =======      =======     =======
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses, net of reimbursement.....................         .71%        .72%         .77%        .88%          1.25%*
                                                         =======     =======      =======     =======
Expenses...........................................         .71%        .72%         .77%        .88%          1.35%*
                                                         =======     =======      =======     =======
Investment income--net.............................        2.68%       3.33%        2.85%       2.41%          2.66%*
                                                         =======     =======      =======     =======
---------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of period (in thousands)...........     $870,203    $540,242     $515,407    $269,627        $15,527
                                                         =======     =======      =======     =======
Portfolio turnover.................................      173.44%      27.23%       21.03%      17.07%         14.47%
                                                         =======     =======      =======     =======
Average commission rate paid+++....................     $  .0143    $     --     $     --    $     --        $    --
                                                         =======     =======      =======     =======
---------------------------------------------------------------------------------------------------------------------

   * Annualized.
  ** Total investment returns exclude insurance-related fees and expenses.
   + Commencement of Operations.
  ++ Amount is less than $.01 per share.
 +++ For the fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.
   ++ Aggregate total investment return.

See Notes to Financial Statements.

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.
Financial Highlights (continued)
------------------------------------------------------------------------------

                                                                               Global Utility Focus Fund
                                                                -----------------------------------------------------
                                                                        For the Year Ended
                                                                           December 31,                 For the Period
 The following per share data and ratios have been derived      ----------------------------------     July 1, 1993+ to
   from information provided in the financial statements.                                                December 31,
          Increase (Decrease) in Net Asset Value:                 1996         1995         1994             1993
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period........................    $  11.30     $   9.45     $  10.66         $  10.00
                                                                --------     --------     --------         --------
Investment income--net......................................         .46          .45          .35              .04
Realized and unrealized gain (loss) on investments and
  foreign currency transactions--net........................         .95         1.79        (1.25)             .64
                                                                --------     --------     --------         --------
Total from investment operations............................        1.41         2.24         (.90)             .68
                                                                --------     --------     --------         --------
Less dividends and distributions:
  Investment income--net....................................        (.52)        (.39)        (.29)            (.02)
  In excess of realized gain on investments--net............          --           --         (.02)              --
                                                                --------     --------     --------         --------
Total dividends and distributions...........................        (.52)        (.39)        (.31)            (.02)
                                                                --------     --------     --------         --------
Net asset value, end of period..............................    $  12.19     $  11.30     $   9.45         $  10.66
                                                                ========     ========     ========         ========
---------------------------------------------------------------------------------------------------------------------
Total Investment Return:**
Based on net asset value per share..........................      12.96%       24.33%       (8.51%)           6.85%++
                                                                ========     ========     ========         ========
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses....................................................        .66%         .66%         .73%             .89%*
                                                                ========     ========     ========         ========
Investment income--net......................................       3.90%        4.44%        3.68%            2.84%*
                                                                ========     ========     ========         ========
---------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of period (in thousands)....................    $142,438     $148,225     $126,243         $104,517
                                                                ========     ========     ========         ========
Portfolio turnover..........................................      11.39%       11.05%        9.52%            1.72%
                                                                ========     ========     ========         ========
Average commission rate paid++..............................    $  .0522     $     --     $     --         $     --
                                                                ========     ========     ========         ========
---------------------------------------------------------------------------------------------------------------------

  * Annualized.
 ** Total investment returns exclude insurance-related fees and expenses.
  + Commencement of Operations.
 ++ For the fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.
  ++ Aggregate total investment return.

See Notes to Financial Statements.

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.
Financial Highlights (continued)
------------------------------------------------------------------------------

                                                                                    Government Bond Fund
                                                                        ---------------------------------------------
                                                                           For the Year Ended
                                                                              December 31,            For the Period
   The following per share data and ratios have been derived from       -------------------------     May 2, 1994+ to
         information provided in the financial statements.                                             December 31,
              Increase (Decrease) in Net Asset Value:                     1996             1995            1994
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period................................    $  10.79         $   9.97        $   10.00
                                                                        --------         --------         --------
Investment income--net..............................................         .65              .62              .25
Realized and unrealized gain (loss) on investments--net.............        (.36)             .81             (.07)
                                                                        --------         --------         --------
Total from investment operations....................................         .29             1.43              .18
                                                                        --------         --------         --------
Less dividends and distributions:
  Investment income--net............................................        (.64)            (.61)            (.21)
  Realized gain on investments--net.................................        (.04)              --               --
                                                                        --------         --------         --------
Total dividends and distributions...................................        (.68)            (.61)            (.21)
                                                                        --------         --------         --------
Net asset value, end of period......................................    $  10.40         $  10.79        $    9.97
                                                                        ========         ========         ========
---------------------------------------------------------------------------------------------------------------------
Total Investment Return:**
Based on net asset value per share..................................       2.86%           14.83%            1.79%++
                                                                        ========         ========         ========
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses, net of reimbursement......................................        .15%             .00%             .00%*
                                                                        ========         ========         ========
Expenses............................................................        .59%             .66%             .80%*
                                                                        ========         ========         ========
Investment income--net..............................................       6.39%            6.28%            4.66%*
                                                                        ========         ========         ========
---------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of period (in thousands)............................    $ 89,581         $ 40,996        $  17,811
                                                                        ========         ========         ========
Portfolio turnover..................................................      21.23%           45.39%          103.03%
                                                                        ========         ========         ========
---------------------------------------------------------------------------------------------------------------------

 * Annualized.
** Total investment returns exclude insurance-related fees and expenses.
 + Commencement of Operations.
 ++ Aggregate total investment return.

See Notes to Financial Statements.

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.
Financial Highlights (continued)
------------------------------------------------------------------------------

                                                                             High Current Income Fund
   The following per share data and ratios have been        -----------------------------------------------------------
   derived from information provided in the financial                     For the Year Ended December 31,
                      statements.                           -----------------------------------------------------------
        Increase (Decrease) in Net Asset Value:              1996+         1995         1994         1993        1992
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of year......................    $  11.25     $  10.61     $  12.06     $  11.13     $ 10.23
                                                            --------     --------     --------     --------     -------
Investment income--net..................................        1.08         1.09         1.05          .95        1.07
Realized and unrealized gain (loss) on
  investments--net......................................         .12          .65        (1.47)         .95         .90
                                                            --------     --------     --------     --------     -------
Total from investment operations........................        1.20         1.74         (.42)        1.90        1.97
                                                            --------     --------     --------     --------     -------
Less dividends from investment income--net..............       (1.06)       (1.10)       (1.03)        (.97)      (1.07)
                                                            --------     --------     --------     --------     -------
Net asset value, end of year............................    $  11.39     $  11.25     $  10.61     $  12.06     $ 11.13
                                                            ========     ========     ========     ========     =======
---------------------------------------------------------------------------------------------------------------------
Total Investment Return:*
Based on net asset value per share......................      11.27%       17.21%       (3.59%)      17.84%      20.05%
                                                            ========     ========     ========     ========     =======
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses................................................        .54%         .55%         .61%         .72%        .89%
                                                            ========     ========     ========     ========     =======
Investment income--net..................................       9.50%        9.92%        9.73%        8.62%      10.06%
                                                            ========     ========     ========     ========     =======
---------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of year (in thousands)..................    $414,615     $356,352     $255,719     $163,428     $26,343
                                                            ========     ========     ========     ========     =======
Portfolio turnover......................................      48.92%       41.60%       51.88%       35.67%      28.21%
                                                            ========     ========     ========     ========     =======
---------------------------------------------------------------------------------------------------------------------

* Total investment returns exclude insurance-related fees and expenses. + Based on average shares outstanding during the year.

See Notes to Financial Statements.

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.
Financial Highlights (continued)
------------------------------------------------------------------------------

                                                                                                        Index 500
                                                                                                           Fund
                                                                                                    -----------------
                                                                                                      For the Period
  The following per share data and ratios have been derived from information provided in the        Dec. 13, 1996+ to
                 financial statements. Increase (Decrease) in Net Asset Value:                        Dec. 31, 1996
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period...........................................................          $  10.00
                                                                                                         --------
Investment income--net.........................................................................               .02
Realized and unrealized gain on investments--net...............................................               .15
                                                                                                         --------
Total from investment operations...............................................................               .17
                                                                                                         --------
Net asset value, end of period.................................................................          $  10.17
                                                                                                         ========
---------------------------------------------------------------------------------------------------------------------
Total Investment Return:**
Based on net asset value per share.............................................................             1.70%++
                                                                                                         ========
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses, net of reimbursement.................................................................              .00%*
                                                                                                         ========
Expenses.......................................................................................              .60%*
                                                                                                         ========
Investment income--net.........................................................................             3.08%*
                                                                                                         ========
---------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of period (in thousands).......................................................          $ 10,752
                                                                                                         ========
Portfolio turnover.............................................................................              .04%
                                                                                                         ========
Average commission rate paid...................................................................          $  .0120
                                                                                                         ========
---------------------------------------------------------------------------------------------------------------------

 * Annualized
** Total investment returns exclude insurance-related fees and expenses.
 + Commencement of Operations.
 ++ Aggregate total investment return.

See Notes to Financial Statements.

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.
Financial Highlights (continued)
------------------------------------------------------------------------------

                                                                               International Equity Focus Fund
                                                                     ----------------------------------------------------
                                                                            For the Year Ended
                                                                               December 31,              For the Period
 The following per share data and ratios have been derived from      --------------------------------   July 1, 1993+ to
   information provided in the financial statements. Increase                                             December 31,
                 (Decrease) in Net Asset Value:                       1996++       1995        1994           1993
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period............................     $  11.06    $  10.90    $  11.03        $ 10.00
                                                                     --------    --------    --------        -------
Investment income--net..........................................          .23         .20         .19            .01
Realized and unrealized gain (loss) on investments and foreign
  currency transactions--net....................................          .49         .37        (.13)          1.02
                                                                     --------    --------    --------        -------
Total from investment operations................................          .72         .57         .06           1.03
                                                                     --------    --------    --------        -------
Less dividends and distributions:
  Investment income--net........................................         (.15)       (.01)       (.18)            --
  Realized gain on investments--net.............................           --        (.17)       (.01)            --
  In excess of realized gain on investments--net................           --        (.23)         --             --
                                                                     --------    --------    --------        -------
Total dividends and distributions...............................         (.15)       (.41)       (.19)            --
                                                                     --------    --------    --------        -------
Net asset value, end of period..................................     $  11.63    $  11.06    $  10.90        $ 11.03
                                                                     ========    ========    ========        =======
---------------------------------------------------------------------------------------------------------------------
Total Investment Return:**
Based on net asset value per share..............................        6.62%       5.48%        .55%         10.30%++
                                                                     ========    ========    ========        =======
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses........................................................         .89%        .89%        .97%          1.14%*
                                                                     ========    ========    ========        =======
Investment income--net..........................................        1.96%       1.95%       1.09%           .30%*
                                                                     ========    ========    ========        =======
---------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of period (in thousands)........................     $349,080    $265,602    $247,884        $76,906
                                                                     ========    ========    ========        =======
Portfolio turnover..............................................       49.87%     100.02%      58.84%         17.39%
                                                                     ========    ========    ========        =======
Average commission rate paid***.................................     $  .0004    $     --    $     --        $    --
                                                                     ========    ========    ========        =======
---------------------------------------------------------------------------------------------------------------------

  * Annualized.
 ** Total investment returns exclude insurance-related fees and expenses.
*** For the fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.
  + Commencement of Operations.
 ++ Based on average shares outstanding during the period.
  ++ Aggregate total investment return.

See Notes to Financial Statements.

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.
Financial Highlights (continued)
------------------------------------------------------------------------------

                                                                           Natural Resources Focus Fund
                                                              -------------------------------------------------------
The following per share data and ratios have been derived                 For the Year Ended December 31,
  from information provided in the financial statements.      -------------------------------------------------------
         Increase (Decrease) in Net Asset Value:               1996        1995        1994        1993        1992
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of year........................    $ 11.95     $ 10.82     $ 10.82     $  9.84     $ 10.06
                                                              -------     -------     -------     -------     -------
Investment income--net....................................        .18         .20         .17         .11         .18
Realized and unrealized gain (loss) on investments and
  foreign currency transactions--net......................       1.40        1.15        (.02)        .92        (.05)
                                                              -------     -------     -------     -------     -------
Total from investment operations..........................       1.58        1.35         .15        1.03         .13
                                                              -------     -------     -------     -------     -------
Less dividends and distributions:
  Investment income--net..................................       (.20)       (.19)       (.15)       (.05)       (.29)
  Realized gain on investments--net.......................       (.21)       (.03)         --          --        (.06)
                                                              -------     -------     -------     -------     -------
Total dividends and distributions.........................       (.41)       (.22)       (.15)       (.05)       (.35)
                                                              -------     -------     -------     -------     -------
Net asset value, end of year..............................    $ 13.12     $ 11.95     $ 10.82     $ 10.82     $  9.84
                                                              =======     =======     =======     =======     =======
---------------------------------------------------------------------------------------------------------------------
Total Investment Return:*
Based on net asset value per share........................     13.52%      12.65%       1.44%      10.47%       1.36%
                                                              =======     =======     =======     =======     =======
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses, net of reimbursement............................       .78%        .78%        .87%       1.13%       1.25%
                                                              =======     =======     =======     =======     =======
Expenses..................................................       .78%        .78%        .87%       1.13%       1.27%
                                                              =======     =======     =======     =======     =======
Investment income--net....................................      1.43%       1.75%       1.91%       1.34%       2.00%
                                                              =======     =======     =======     =======     =======
---------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of year (in thousands)....................    $45,197     $43,102     $39,715     $14,778     $ 4,144
                                                              =======     =======     =======     =======     =======
Portfolio turnover........................................     31.11%      30.15%      10.94%      58.44%      22.88%
                                                              =======     =======     =======     =======     =======
Average commission rate paid**............................    $ .0225          --          --          --          --
                                                              =======     =======     =======     =======     =======
---------------------------------------------------------------------------------------------------------------------

 * Total investment returns exclude insurance-related fees and expenses.
**For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

See Notes to Financial Statements.

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.
Financial Highlights (continued)
------------------------------------------------------------------------------

                                                                                  Prime Bond Fund
   The following per share data and ratios have been        -----------------------------------------------------------
   derived from information provided in the financial                     For the Year Ended December 31,
                      statements.                           -----------------------------------------------------------
        Increase (Decrease) in Net Asset Value:               1996         1995         1994         1993        1992
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of year......................    $  12.45     $  11.12     $  12.64     $  12.04     $ 12.02
                                                            --------     --------     --------     --------     -------
Investment income--net..................................         .80          .82          .77          .70         .79
Realized and unrealized gain (loss) on
  investments--net......................................        (.55)        1.34        (1.36)         .71         .04
                                                            --------     --------     --------     --------     -------
Total from investment operations........................         .25         2.16         (.59)        1.41         .83
                                                            --------     --------     --------     --------     -------
Less dividends and distributions:
  Investment income--net................................        (.79)        (.83)        (.76)        (.70)       (.81)
  Realized gain on investments--net.....................          --           --           --         (.11)         --
  In excess of realized gain on investments--net........          --           --         (.17)          --          --
                                                            --------     --------     --------     --------     -------
Total dividends and distributions.......................        (.79)        (.83)        (.93)        (.81)       (.81)
                                                            --------     --------     --------     --------     -------
Net asset value, end of year............................    $  11.91     $  12.45     $  11.12     $  12.64     $ 12.04
                                                            ========     ========     ========     ========     =======
---------------------------------------------------------------------------------------------------------------------
Total Investment Return:*
Based on net asset value per share......................       2.21%       20.14%       (4.80%)      12.02%       7.27%
                                                            ========     ========     ========     ========     =======
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses................................................        .49%         .50%         .54%         .63%        .78%
                                                            ========     ========     ========     ========     =======
Investment income--net..................................       6.67%        7.00%        6.74%        5.86%       6.76%
                                                            ========     ========     ========     ========     =======
---------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of year (in thousands)..................    $538,394     $489,838     $391,234     $314,091     $84,810
                                                            ========     ========     ========     ========     =======
Portfolio turnover......................................      91.88%       90.12%      139.89%      115.26%      82.74%
                                                            ========     ========     ========     ========     =======
---------------------------------------------------------------------------------------------------------------------

* Total investment returns exclude insurance-related fees and expenses.

See Notes to Financial Statements.

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.
Financial Highlights (continued)
------------------------------------------------------------------------------

                                                                                   Quality Equity Fund
                                                                 -------------------------------------------------------
 The following per share data and ratios have been derived                   For the Year Ended December 31,
   from information provided in the financial statements.        -------------------------------------------------------
          Increase (Decrease) in Net Asset Value:                 1996+       1995+       1994+        1993       1992
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of year..........................     $  32.76    $  27.74    $  29.02    $  25.48    $ 26.35
                                                                 --------    --------    --------    --------    -------
Investment income--net......................................          .58         .58         .38         .24        .34
Realized and unrealized gain (loss) on investments and
  foreign currency transactions--net........................         4.44        5.48        (.74)       3.46        .32
                                                                 --------    --------    --------    --------    -------
Total from investment operations............................         5.02        6.06        (.36)       3.70        .66
                                                                 --------    --------    --------    --------    -------
Less dividends and distributions:
  Investment income--net....................................         (.66)       (.45)       (.25)       (.12)      (.58)
  Realized gain on investments--net.........................        (4.29)       (.59)       (.67)       (.04)      (.95)
                                                                 --------    --------    --------    --------    -------
Total dividends and distributions...........................        (4.95)      (1.04)       (.92)       (.16)     (1.53)
                                                                 --------    --------    --------    --------    -------
Net asset value, end of year................................     $  32.83    $  32.76    $  27.74    $  29.02    $ 25.48
                                                                 ========    ========    ========    ========    =======
---------------------------------------------------------------------------------------------------------------------
Total Investment Return:*
Based on net asset value per share..........................       17.90%      22.61%      (1.20%)     14.57%      2.69%
                                                                 ========    ========    ========    ========    =======
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses....................................................         .49%        .51%        .54%        .62%       .74%
                                                                 ========    ========    ========    ========    =======
Investment income--net......................................        1.89%       1.94%       1.39%       1.07%      1.54%
                                                                 ========    ========    ========    ========    =======
---------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of year (in thousands)......................     $794,275    $644,551    $464,360    $309,420    $87,977
                                                                 ========    ========    ========    ========    =======
Portfolio turnover..........................................       88.30%     140.32%      60.57%      88.25%     62.54%
                                                                 ========    ========    ========    ========    =======
Average commission rate paid++..............................     $  .0615          --          --          --         --
                                                                 ========    ========    ========    ========    =======
---------------------------------------------------------------------------------------------------------------------

 * Total investment returns exclude insurance-related fees and expenses.
 + Based on average shares outstanding during the period.
++For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

See Notes to Financial Statements.

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.
Financial Highlights (concluded)
------------------------------------------------------------------------------

                                                                                      Reserve Assets Fund
                                                                      ---------------------------------------------------
The following per share data and ratios have been derived from                  For the Year Ended December 31,
information provided in the financial statements.                     ---------------------------------------------------
Increase (Decrease) in Net Asset Value:                                1996       1995       1994       1993       1992
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of year...............................     $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                                      --------   --------   --------   --------   -------
Investment income--net...........................................       .0501      .0543      .0371      .0268      .0320
Realized and unrealized gain (loss) on investments--net..........      (.0005)     .0018     (.0009)     .0005      .0007
                                                                      --------   --------   --------   --------   -------
Total from investment operations.................................       .0496      .0561      .0362      .0273      .0327
                                                                      --------   --------   --------   --------   -------
Less dividends and distributions:
  Investment income--net.........................................      (.0501)    (.0543)    (.0362)    (.0268)    (.0320)
  Realized gain on investments--net..............................      (.0001)    (.0004)        --     (.0005)    (.0005)
                                                                      --------   --------   --------   --------   -------
Total dividends and distributions................................      (.0502)    (.0547)    (.0362)    (.0273)    (.0325)
                                                                      --------   --------   --------   --------   -------
Net asset value, end of year.....................................     $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                                      ========   ========   ========   ========   =======
---------------------------------------------------------------------------------------------------------------------
Total Investment Return:*
Based on net asset value per share...............................       5.13%      5.61%      3.79%      2.77%      3.29%
                                                                      ========   ========   ========   ========   =======
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses.........................................................        .61%       .61%       .65%       .70%       .79%
                                                                      ========   ========   ========   ========   =======
Investment income--net, and realized gain on investments--net....       4.96%      5.47%      3.75%      2.73%      3.36%
                                                                      ========   ========   ========   ========   =======
---------------------------------------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of year (in thousands)...........................     $22,885    $25,550    $32,196    $30,168    $26,767
                                                                      ========   ========   ========   ========   =======
---------------------------------------------------------------------------------------------------------------------

* Total investment returns exclude insurance-related fees and expenses.

See Notes to Financial Statements.

------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.
Notes to Financial Statements
---------------------------------------------------------

1. Significant Accounting Policies:

Merrill Lynch Variable Series Funds, Inc. (the "Company") is an open-end management investment company, which is comprised of 16 separate funds ("Funds" or "Fund") offering 16 separate classes of shares to the Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York (indirect wholly-owned subsidiaries of Merrill Lynch & Co., Inc. "ML & Co."), and other insurance companies, which are not affiliated with ML & Co., for their separate accounts to fund benefits under certain variable annuity contracts. Each Fund is classified as "diversified", as defined in the Investment Company Act of 1940, except for Developing Capital Markets Focus Fund, Global Bond Focus Fund, Global Strategy Focus Fund, and Natural Resources Focus Fund, all of which are classified as "non-diversified". The following is a summary of significant accounting policies followed by the Funds.

  (a) Valuation of investments--Money market securities maturing more than sixty days after the valuation date are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in the securities. When such securities are valued with sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Investments maturing within sixty days from their date of acquisition are valued at amortized cost, which approximates market value.

  Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Futures contracts are valued at settlement price at the close of the applicable exchange. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Company.

  (b) Derivative financial instruments--Certain Funds may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

- Forward foreign exchange contracts--Certain Funds are authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Funds' records. However, the effect on operations is recorded from the date the Funds enter into such contracts. Premium or discount is amortized over the life of the contracts.

- Options--Certain Funds may write and purchase call and put options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid or received is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

  Written and purchased options are non-income producing investments.

- Financial futures contracts--Certain Funds may purchase or sell futures contracts and options on such futures contracts for the pur-

------------------------------------------------------------------------------

pose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

- Foreign currency options and futures--Certain Funds may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

  (c) Foreign currency transactions--
Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets and liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

  (d) Income taxes--It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

  (e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

  (f) Deferred organization expenses and prepaid registration fees--Deferred organization expenses are charged to expense on a straight-line basis over a five-year period. Prepaid registration fees are charged to expense as the related shares are issued.

  (g) Dividends and distributions--Dividends and distributions paid by the Funds are recorded on the ex-dividend dates.

  (h) Custodian bank--The Fund recorded an amount payable to the custodian bank reflecting an overnight overdraft which resulted from a failed trade which settled the next day.

  (i) Reclassification--Generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment Advisory Agreement and Transactions with Affiliates:

  The Company has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of ML & Co., which is the limited partner. MLAM is responsible for the management of the Company's portfolios and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Funds.

  For such services, the Company pays a monthly fee based upon the average daily value of each Funds' net assets at the following annual rates: 0.65% of the average daily net assets of each of the Natural Resources Focus Fund and Global Strategy Focus Fund, 0.55% of the average daily net assets of the American Balanced Fund, 0.50% of the average daily net assets of each of the Domestic Money Market Fund and Government Bond Fund, 0.60% of the average daily net assets of each of the Basic Value Focus Fund, Global Bond Focus Fund and Global Utility Focus Fund, 0.75% of the average daily net assets of each of the Equity Growth Fund and the International Equity Focus Fund, 0.30% of the average daily net assets of the Index 500 Fund, 1.00% of the average daily net assets of the Developing Capital Markets Focus

------------------------------------------------------------------------------

Fund, and at the following annual rates with respect to the other Funds:

Reserve Assets Fund

--------------------------------------------------------------------------
   Portion of average daily value of net assets of the Fund:
--------------------------------------------------------------------------
                                                                  Advisory
                                                                      Fee
--------------------------------------------------------------------------
Not exceeding $500 million......................................    0.500%
In excess of $500 million but not exceeding $750 million........    0.425%
In excess of $750 million but not exceeding $1 billion..........    0.375%
In excess of $1 billion but not exceeding $1.5 billion..........    0.350%
In excess of $1.5 billion but not exceeding $2 billion..........    0.325%
In excess of $2 billion but not exceeding $2.5 billion..........    0.300%
In excess of $2.5 billion.......................................    0.275%
--------------------------------------------------------------------------

Quality Equity Fund

--------------------------------------------------------------------------
   Portion of average daily value of net assets of the Fund:
--------------------------------------------------------------------------
                                                                  Advisory
                                                                      Fee
--------------------------------------------------------------------------
Not exceeding $250 million......................................    0.500%
In excess of $250 million but not exceeding $300 million........    0.450%
In excess of $300 million but not exceeding $400 million........    0.425%
In excess of $400 million.......................................    0.400%
--------------------------------------------------------------------------

High Current Income Fund and Prime Bond Fund

-------------------------------------------------------------------------
Portion of aggregate average daily value of net
assets of both Funds:                                    Advisory Fee
-------------------------------------------------------------------------
                                                     High Current   Prime
                                                        Income      Bond
                                                          Fund      Fund
-------------------------------------------------------------------------
Not exceeding $250 million.........................      0.55%      0.50%
In excess of $250 million but not more
 than $500 million.................................      0.50%      0.45%
In excess of $500 million but not more
 then $750 million.................................      0.45%      0.40%
In excess of $750 million..........................      0.40%      0.35%
------------------------------------------------------------------------

  MLAM and Merrill Lynch Life Agency, Inc. ("MLLA") have entered into an agreement which limits the operating expenses paid by each Fund to 1.25% of its average daily net assets. Any expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by MLAM which, in turn, will be reimbursed by MLLA.

  For the year ended December 31, 1996, MLAM earned fees of $765,718 for the Developing Capital Markets Fund of which $52,388 was waived, $297,926 for the Government Bond Fund of which $264,214 was voluntarily waived, and $1,638 for the Index 500 Fund, all of which was voluntarily waived. In addition, MLAM has also reimbursed the Index 500 Fund $1,651 in additional expenses.

  For the year ended December 31, 1996, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), an affiliate of MLAM, earned commissions on the execution of portfolio security transactions as follows:

--------------------------------------------------------------------------
American Balanced Fund...........................................  $ 5,808
Basic Value Focus Fund...........................................   24,040
Developing Capital Markets Focus Fund............................   45,365
Equity Growth Fund...............................................    1,500
Global Bond Focus Fund...........................................      625
Global Strategy Focus Fund.......................................   51,412
Global Utility Focus Fund........................................    6,780
High Current Income Fund.........................................    3,750
International Equity Focus Fund..................................   55,842
Natural Resources Focus Fund.....................................    3,285
Quality Equity Fund..............................................   67,998
--------------------------------------------------------------------------

  Accounting services are provided to the Company by MLAM at cost.

  For the year ended December 31, 1996, Merrill Lynch Security Pricing Service, an affiliate of MLPF&S, earned fees for providing security price quotations to compute the Fund's net asset values as follows:

--------------------------------------------------------------------------
American Balanced Fund...........................................  $   278
Global Bond Focus Fund...........................................    3,020
Global Strategy Focus Fund.......................................      175
Global Utility Focus Fund........................................       77
Government Bond Fund.............................................      822
High Current Income Fund.........................................    7,269
Prime Bond Fund..................................................    5,884
--------------------------------------------------------------------------

  Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Company's transfer agent.

  Certain officers and/or directors of the Company are officers and/or directors of MLAM, PSI, MLFDS, Merrill Lynch Funds Distributor, Inc., a wholly-owned subsidiary of Merrill Lynch Group, Inc., which is the Funds' distributor, and/or ML & Co.

------------------------------------------------------------------------------

3. Investments:

  Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 1996 were as follows:

------------------------------------------------------------------------------

                                                   Purchases          Sales
-------------------------------------------------------------------------------
American Balanced Fund........................   $  468,212,355    $448,976,551
Basic Value Focus Fund........................      324,382,250     244,338,802
Developing Capital Markets Focus Fund.........       97,734,651      60,019,618
Domestic Money Market Fund....................               --              --
Equity Growth Fund............................      363,579,751     282,977,363
Global Bond Focus Fund........................      204,794,563     211,818,050
Global Strategy Focus Fund....................      994,958,721     869,964,495
Global Utility Focus Fund.....................       15,474,733      22,987,878
Government Bond Fund..........................       59,565,793      11,232,578
High Current Income Fund......................      202,112,872     171,527,776
Index 500 Fund................................        9,342,346           1,881
International Equity Focus Fund...............      181,926,488     121,558,312
Natural Resources Focus Fund..................       13,662,240      15,112,240
Prime Bond Fund...............................      488,860,103     421,701,849
Quality Equity Fund...........................      826,913,708     523,148,231
Reserve Assets Fund...........................               --              --
--------------------------------------------------------------------------------

  Transactions in options written for the year ended December 31, 1996, were as follows:

International Equity Focus Fund
--------------------------------------------------------------------------------

                                               Nominal Value/
                                             Number of Contracts
                                                 Covered by        Premiums
           Call Options Written                Written Options     Received
--------------------------------------------------------------------------------
Outstanding call options written, beginning
 of year...................................          6,800         $  54,253
Options written............................          9,004           685,805
Options expired............................        (15,769)         (622,808)
                                                  --------          --------
Outstanding call options written, end of
 year......................................             35         $ 117,250
                                                  ========          ========
--------------------------------------------------------------------------------

International Equity Focus Fund
--------------------------------------------------------------------------------

                                                Nominal Value/
                                              Number of Contracts
                                                  Covered by        Premiums
            Put Options Written                 Written Options     Received
--------------------------------------------------------------------------------
Outstanding put options written, beginning
 of year....................................              914       $ 21,437
Options written.............................        1,240,000          8,866
Options expired.............................       (1,240,914)       (30,303)
                                                   ----------        -------
Outstanding put options written, end of
 year.......................................               --       $     --
                                                   ==========        =======
--------------------------------------------------------------------------------

Global Bond Focus Fund
--------------------------------------------------------------------------------

                                               Nominal Value/
                                             Number of Contracts
                                                 Covered by        Premiums
           Call Options Written                Written Options     Received
--------------------------------------------------------------------------------
Outstanding call options written, beginning
 of year...................................                --             --
Options written............................        17,530,792      $ 203,117
Options expired............................        (4,782,042)       (84,608)
Options closed.............................       (12,748,750)      (118,509)
                                                     --------       --------
Outstanding call options written, end of
 year......................................                --      $      --
                                                     ========       ========
-------------------------------------------------------------------------------

  At December 31, 1996, net unrealized appreciation (depreciation) and aggregate cost for Federal income tax purposes were as follows:
------------------------------------------------------------------------------

                                         Basic       Developing      Domestic
                        American         Value         Capital        Money
                        Balanced         Focus         Markets        Market
                          Fund           Fund        Focus Fund        Fund
-------------------------------------------------------------------------------
Appreciated
 securities......... $ 13,527,140   $  61,508,505   $11,560,298   $     26,805
Depreciated
 securities.........   (1,612,879)    (19,839,815)   (7,410,808)       (46,269)
                      ------------   -------------   -----------   ------------
Net unrealized
 appreciation
 (depreciation)..... $ 11,914,261   $  41,668,690   $ 4,149,490  $     (19,464)
                      ============   =============   ===========   ============
Cost for Federal
 income tax
 purposes........... $198,630,949   $ 480,994,692   $92,042,701  $ 278,879,751
                     ============   =============   ===========  =============
-------------------------------------------------------------------------------

                                       Global          Global         Global
                        Equity          Bond          Strategy       Utility
                        Growth          Focus          Focus          Focus
                         Fund           Fund            Fund           Fund
-------------------------------------------------------------------------------
Appreciated
 securities........ $ 83,280,830   $   1,830,484   $ 94,154,461   $ 28,483,400
Depreciated
 securities........  (29,835,984)     (2,656,113)   (20,709,668)    (3,646,007)
Net unrealized
 appreciation
 (depreciation).... $ 53,444,846   $    (825,629)  $ 73,444,793   $ 24,837,393
Cost for Federal
 income tax
 purposes.......... $398,360,465   $ 101,173,812   $793,783,774   $117,339,737
--------------------------------------------------------------------------------

                                         High                      International
                       Government       Current         Index         Equity
                          Bond          Income           500          Focus
                          Fund           Fund           Fund           Fund
--------------------------------------------------------------------------------
Appreciated
 securities......... $  1,117,721   $  19,337,378   $   229,986   $ 33,699,478
Depreciated
 securities.........     (166,155)    (19,093,901)      (81,897)   (22,707,701)
                        ----------    ------------   -----------   ------------
Net unrealized
 appreciation....... $    951,566   $     243,477   $   148,089   $ 10,991,777
                       ==========    ============   ===========   ============
Cost for Federal
 income tax
 purposes*.......... $ 86,879,714   $ 410,624,066   $10,696,027   $336,658,090
                       ==========    ============   ===========   ============
--------------------------------------------------------------------------------

                       Natural
                      Resources         Prime         Quality        Reserve
                        Focus           Bond           Equity         Assets
                         Fund           Fund            Fund           Fund
--------------------------------------------------------------------------------
Appreciated
 securities........  $  7,011,676   $   8,898,661  $109,167,111   $      2,247
Depreciated
 securities........    (2,329,143)     (5,291,507)  (10,826,689)        (2,499)
                     ------------    ------------   ------------   ------------
Net unrealized       $  4,682,533   $   3,607,154  $ 98,340,422   $       (252)
 appreciation
 (depreciation)....  $  4,682,533   $   3,607,154  $ 98,340,422   $       (252)
                     ============    ============   ============   ============
Cost for Federal
 income tax
 purposes..........  $ 40,728,643   $ 526,103,574  $696,193,614   $ 23,070,540
                     ============    ============  ============   ============
-------------------------------------------------------------------------------
*Net of premiums received on options written.

--------------------------------------------------------------------------------

  At December 31, 1996, net realized and unrealized gains (losses) were as follows:
--------------------------------------------------------------------------------

                                  American                   Basic Value
                               Balanced Fund                 Focus Fund
                         --------------------------   -------------------------
                          Realized
                            Gains       Unrealized     Realized     Unrealized
                          (Losses)        Gains          Gains         Gains
-------------------------------------------------------------------------------
Long-term investments..  $21,874,118   $ 11,975,053   $56,406,548   $42,904,143
Short-term
 investments...........       (4,395)           --            --            --
                         -----------    -----------   -----------   -----------
                         $21,869,723   $ 11,975,053   $56,406,548   $42,904,143
                         ===========    ===========   ===========   ===========
-------------------------------------------------------------------------------

                                     Developing Capital       Domestic Money
                                        Markets Fund           Market Fund
                                   ----------------------   ------------------
                                   Realized    Unrealized
                                     Gains       Gains      Realized  Unrealized
                                   (Losses)     (Losses)     Gains     Losses
--------------------------------------------------------------------------------
Long-term investments............  $ (51,802)  $4,294,868        --         --
Short-term investments...........         93           --   $12,359   $(19,464)
Foreign currency transactions....   (105,274)      (7,570)       --         --
                                   ---------   ----------   -------   --------
                                   $(156,983)  $4,287,298   $12,359   $(19,464)
                                   =========   ==========   =======   ========
--------------------------------------------------------------------------------

                                 Equity Growth               Global Bond
                                     Fund                     Focus Fund
                           -------------------------   ------------------------
                            Realized                    Realized    Unrealized
                              Gains      Unrealized      Gains         Gains
                            (Losses)        Gains       (Losses)     (Losses)
--------------------------------------------------------------------------------
Long-term investments....  $22,199,566   $53,556,643   $1,224,648   $  (805,740)
Short-term investments...          (48)           --          168           128
Financial futures
 contracts...............           --            --     (321,503)      (70,548)
Options written..........           --            --        2,422            --
Currency options
 purchased...............           --            --      (59,398)           --
Currency options
 written.................           --            --     (119,980)           --
Foreign currency
 transactions............           --            --      483,430       (81,490)
Forward foreign exchange
 contracts...............           --            --     (379,072)      (78,492)
                           -----------   -----------    ---------   -----------
                           $22,199,518   $53,556,643   $  830,715   $(1,036,142)
                           ===========   ===========    =========   ===========
--------------------------------------------------------------------------------

                                Global Strategy             Global Utility
                                  Focus Fund                  Focus Fund
                           -------------------------   ------------------------
                            Realized     Unrealized     Realized
                              Gains         Gains        Gains      Unrealized
                            (Losses)      (Losses)      (Losses)       Gains
--------------------------------------------------------------------------------
Long-term investments....  $45,325,716   $73,858,509   $1,243,303   $24,837,393
Short-term investments...       (5,385)           --          (72)           --
Foreign currency
 transactions............      105,281      (177,090)     (46,439)          735
Forward foreign exchange
 contracts...............   15,531,801    (2,598,413)          --            --
                           -----------   -----------    ---------   -----------
                           $60,957,413   $71,083,006   $1,196,792   $24,838,128
                           ===========   ===========    =========   ===========
--------------------------------------------------------------------------------

                                      Government             High Current
                                      Bond Fund              Income Fund
                                 --------------------   ----------------------
                                 Realized
                                   Gains     Unrealized  Realized     Unrealized
                                 (Losses)     Gains       Losses       Gains
--------------------------------------------------------------------------------
Long-term investments..........  $(155,827)  $951,566   $(3,777,593)  $556,316
Short-term investments.........      1,414         --           (17)        --
                                 ---------   --------   -----------   --------
                                 $(154,413)  $951,566   $(3,777,610)  $556,316
                                 =========   ========   ===========   ========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      Index 500          International Equity
                                        Fund                  Focus Fund
                                 -------------------   ------------------------
                                                        Realized    Unrealized
                                 Realized   Unrealized   Gains         Gains
                                  Losses     Gains      (Losses)     (Losses)
--------------------------------------------------------------------------------
Long-term investments..........    $(193)   $148,089   $6,741,641   $11,550,686
Short-term investments.........      --           --        9,058       278,746
Stock index futures
 contracts.....................      --        5,045    2,000,430       (87,011)
Options purchased..............      --           --      (71,729)     (136,324)
Options written................      --           --      104,705       (37,619)
Foreign currency
 transactions..................      --           --     (170,376)      (11,494)
Forward foreign exchange
 contracts.....................      --           --       89,755          (305)
Currency options written.......      --           --        8,866            --
Currency options purchased.....      --           --    1,226,788       244,194
                                   ----     --------   ----------   -----------
                                   $(193)   $153,134   $9,939,138   $11,800,873
                                   ====     ========   ==========   ===========
--------------------------------------------------------------------------------

                                 Natural Resources
                                    Focus Fund              Prime Bond Fund
                              -----------------------   -----------------------
                               Realized
                                Gains      Unrealized    Realized    Unrealized
                               (Losses)      Gains        Gains        Gains
--------------------------------------------------------------------------------
Long-term investments.......  $2,970,799   $4,688,728   $  215,210   $3,687,559
Short-term investments......          31           --           --           --
Foreign currency
 transactions...............     (13,371)       2,065           --           --
                               ---------   ----------      -------     --------
                              $2,957,459   $4,690,793   $  215,210   $3,687,559
                               =========   ==========      =======     ========
--------------------------------------------------------------------------------

                                Quality Equity Fund        Reserve Assets Fund
                             -------------------------     --------------------
                              Realized
                                Gains      Unrealized    Realized   Unrealized
                              (Losses)        Gains       Gains       Losses
-------------------------------------------------------------------------------
Long-term investments......  $36,744,079   $98,807,069        --             --
Short-term investments.....       (3,406)           --    $3,049    $      (252)
Foreign currency
 transactions..............          147            --        --             --
                             -----------   -----------    ------          -----
                             $36,740,820   $98,807,069    $3,049    $      (252)
                             ===========   ===========    ======          =====
--------------------------------------------------------------------------------

4. Capital Share Transactions:

  Transactions in capital shares were as follows:
American Balanced Fund
--------------------------------------------------------------------------------

               For the Year Ended                                   Dollar
               December 31, 1996                    Shares          Amount
--------------------------------------------------------------------------------
Shares sold.....................................     578,134     $  8,724,352
Shares issued to shareholders in reinvestment of
 dividends and distributions....................     554,530        8,210,811
                                                  ----------     ------------
Total issued....................................   1,132,664       16,935,163
Shares redeemed.................................  (1,921,234)     (29,368,082)
                                                  ----------     ------------
Net decrease....................................    (788,570)    $(12,432,919)
                                                  ==========     ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               For the Year Ended                                   Dollar
               December 31, 1995                    Shares          Amount
--------------------------------------------------------------------------------
Shares sold.....................................   2,201,026     $ 30,814,364
Shares issued to shareholders in reinvestment of
 dividends......................................     529,259        7,173,644
                                                   ---------     ------------
Total issued....................................   2,730,285       37,988,008
Shares redeemed.................................    (850,020)     (12,151,661)
                                                   ---------     ------------
Net increase....................................   1,880,265     $ 25,836,347
                                                   =========     ============
-------------------------------------------------------------------------------

Basic Value Focus Fund
-------------------------------------------------------------------------------

               For the Year Ended                                   Dollar
               December 31, 1996                    Shares          Amount
-------------------------------------------------------------------------------
Shares sold.....................................  11,000,199     $149,832,843
Shares issued to shareholders in reinvestment of
 dividends and distributions....................   1,724,353       21,518,432
                                                  ----------     ------------
Total issued....................................  12,724,552      171,351,275
Shares redeemed.................................    (493,551)      (6,856,013)
                                                  ----------     ------------
Net increase....................................  12,231,001     $164,495,262
                                                  ==========     ============
-------------------------------------------------------------------------------

------------------------------------------------------------------------------

---------------------------------------------------------
                For the Year Ended                                  Dollar
                 December 31, 1995                    Shares        Amount
          ---------------------------------------------------------
Shares sold........................................  7,762,209   $ 98,591,635
Shares issued to shareholders in reinvestment of
 dividends and distributions.......................  1,538,264     10,403,524
                                                     ---------   ------------
Total issued.......................................  9,300,473    108,995,159
Shares redeemed....................................   (711,444)    (8,076,571)
                                                     ---------   ------------
Net increase.......................................  8,589,029   $100,918,588
                                                     =========   ============
                    ---------------------------------------------------------

Developing Capital Markets Focus Fund
---------------------------------------------------------

                For the Year Ended                                    Dollar
                December 31, 1996                      Shares         Amount
           ---------------------------------------------------------
Shares sold.......................................    4,462,492    $ 44,124,402
Shares issued to shareholders in reinvestment of
 dividends........................................      151,274       1,385,673
                                                     -----------   ------------
Total issued......................................    4,613,766      45,510,075
Shares redeemed...................................   (1,027,712)    (10,264,248)
                                                     -----------   ------------
Net increase......................................    3,586,054    $ 35,245,827
                                                     ===========   ============
                      ---------------------------------------------------------

---------------------------------------------------------
                 For the Year Ended                                   Dollar
                 December 31, 1995                      Shares        Amount
           ---------------------------------------------------------
Shares sold.........................................   2,555,725    $23,265,598
Shares issued to shareholders in reinvestment of
 dividends..........................................      36,009        332,002
                                                       -----------  ------------
Total issued........................................   2,591,734     23,597,600
Shares redeemed.....................................    (525,636)    (4,592,826)
                                                       -----------  ------------
Net increase........................................   2,066,098    $19,004,774
                                                       ===========  ============
                      ---------------------------------------------------------

Domestic Money Market Fund
---------------------------------------------------------

              For the Year Ended                                   Dollar
               December 31, 1996                    Shares         Amount
          ---------------------------------------------------------
Shares sold....................................   103,681,145   $ 103,681,145
Shares issued to shareholders in reinvestment
 of dividends and distributions................    13,824,990      13,824,990
                                                 ------------   -------------
Total issued...................................   117,506,135     117,506,135
Shares redeemed................................  (146,504,203)   (146,504,203)
                                                 ------------   -------------
Net decrease...................................   (28,998,068)  $ (28,998,068)
                                                 ============   =============
                    ---------------------------------------------------------

---------------------------------------------------------
               For the Year Ended                                   Dollar
               December 31, 1995                     Shares         Amount
          ---------------------------------------------------------
Shares sold.....................................   111,267,159   $111,267,159
Shares issued to shareholders in reinvestment of
 dividends and distributions....................    17,571,280     17,571,280
                                                  ------------   ------------
Total issued....................................   128,838,439    128,838,439
Shares redeemed.................................  (188,460,308)  (188,460,308)
                                                  ------------   ------------
Net decrease....................................   (59,621,869)  $(59,621,869)
                                                  ============   ============
                    ---------------------------------------------------------

Equity Growth Fund
---------------------------------------------------------

                For the Year Ended                                  Dollar
                 December 31, 1996                    Shares        Amount
          ---------------------------------------------------------
Shares sold........................................  3,897,758   $ 99,038,352
Shares issued to shareholders in reinvestment of
 dividends and distributions.......................  1,870,190     45,444,509
                                                     ---------   ------------
Total issued.......................................  5,767,948    144,482,861
Shares redeemed....................................   (639,891)   (16,126,126)
                                                     ---------   ------------
Net increase.......................................  5,128,057   $128,356,735
                                                     =========   ============
                    ---------------------------------------------------------

---------------------------------------------------------
               For the Year Ended                                   Dollar
               December 31, 1995                     Shares         Amount
          ---------------------------------------------------------
Shares sold.....................................     3,628,361   $ 86,301,010
Shares issued to shareholders in reinvestment of
 dividends......................................        41,296        889,063
                                                  ------------   ------------
Total issued....................................     3,669,657     87,190,073
Shares redeemed.................................      (353,757)    (8,536,475)
                                                  ------------   ------------
Net increase....................................     3,315,900   $ 78,653,598
                                                  ============   ============
                    ---------------------------------------------------------

Global Bond Focus Fund
---------------------------------------------------------

               For the Year Ended                                   Dollar
               December 31, 1996                     Shares         Amount
          ---------------------------------------------------------
Shares sold.....................................       844,095   $  8,236,250
Shares issued to shareholders in reinvestment of
 dividends......................................       704,764      6,810,949
Shares issued resulting from reorganization.....     1,883,889     17,820,572
                                                    ----------   ------------
Total issued....................................     3,432,748     32,867,771
Shares redeemed.................................    (2,183,963)   (21,116,271)
                                                    ----------   ------------
Net increase....................................     1,248,785   $ 11,751,500
                                                    ==========   ============
                    ---------------------------------------------------------

---------------------------------------------------------
               For the Year Ended                                   Dollar
               December 31, 1995                     Shares         Amount
          ---------------------------------------------------------
Shares sold.....................................       481,318   $  4,592,255
Shares issued to shareholders in reinvestment of
 dividends......................................       727,949      6,851,555
                                                    ----------   ------------
Total issued....................................     1,209,267     11,443,810
Shares redeemed.................................    (1,045,651)    (9,863,555)
                                                    ----------   ------------
Net increase....................................       163,616   $  1,580,255
                                                    ==========   ============
                    ---------------------------------------------------------

Global Strategy Focus Fund
---------------------------------------------------------

                For the Year Ended                                  Dollar
                December 31, 1996                     Shares        Amount
          ---------------------------------------------------------
---------------------------------------------------------
Shares sold.......................................   1,190,964   $ 14,964,723
Shares issued to shareholders in reinvestment of
 dividends........................................   1,034,164     12,699,527
Shares issued resulting from reorganization.......  23,634,508    294,328,812
                                                    ----------   ------------
Total issued......................................  25,859,636    321,993,062
Shares redeemed...................................  (6,200,613)   (80,229,132)
                                                    ----------   ------------
Net increase......................................  19,659,023   $241,763,930
                                                    ==========   ============
                    ---------------------------------------------------------

---------------------------------------------------------
                For the Year Ended                                  Dollar
                December 31, 1995                     Shares        Amount
          ---------------------------------------------------------
Shares sold.......................................   2,383,467   $ 28,913,701
Shares issued to shareholders in reinvestment of
 dividends and distributions......................   1,452,481     17,112,643
                                                    ----------   ------------
Total issued......................................   3,835,948     46,026,344
Shares redeemed...................................  (4,725,965)   (56,008,034)
                                                    ----------   ------------
Net decrease......................................    (890,017)  $ (9,981,690)
                                                    ==========   ============
                    ---------------------------------------------------------

Global Utility Focus Fund
---------------------------------------------------------

                For the Year Ended                                  Dollar
                December 31, 1996                     Shares        Amount
          ---------------------------------------------------------
Shares sold.......................................     858,704   $  9,800,413
Shares issued to shareholders in reinvestment of
 dividends........................................     595,856      6,739,387
                                                    ----------   ------------
Total issued......................................   1,454,560     16,539,800
Shares redeemed...................................  (2,881,155)   (32,963,476)
                                                    ----------   ------------
Net decrease......................................  (1,426,595)  $(16,423,676)
                                                    ==========   ============
                    ---------------------------------------------------------

---------------------------------------------------------
                For the Year Ended                                  Dollar
                December 31, 1995                     Shares        Amount
          ---------------------------------------------------------
Shares sold.......................................     782,432   $  7,896,815
Shares issued to shareholders in reinvestment of
 dividends........................................     517,492      5,144,108
                                                    ----------   ------------
Total issued......................................   1,299,924     13,040,923
Shares redeemed...................................  (1,545,955)   (15,567,315)
                                                    ----------   ------------
Net decrease......................................    (246,031)  $ (2,526,392)
                                                    ==========   ============
                    ---------------------------------------------------------

------------------------------------------------------------------------------

Government Bond Fund
---------------------------------------------------------

                                                                    Dollar
For the Year Ended December 31, 1996                   Shares       Amount
          ---------------------------------------------------------
Shares sold.........................................  4,677,811   $48,169,342
Shares issued to shareholders in reinvestment of
 dividends and distributions........................    354,243     3,668,029
                                                      ---------   -----------
Total issued........................................  5,032,054    51,837,371
Shares redeemed.....................................   (215,188)   (2,234,202)
                                                      ---------   -----------
Net increase........................................  4,816,866   $49,603,169
                                                      =========   ===========
                    ---------------------------------------------------------

---------------------------------------------------------           Dollar
For the Year Ended December 31, 1995                  Shares        Amount
          ---------------------------------------------------------
Shares sold........................................  2,173,331   $ 22,410,622
Shares issued to shareholders in reinvestment of
 dividends.........................................    161,544      1,670,786
                                                     ---------    -----------
Total issued.......................................  2,334,875     24,081,408
Shares redeemed....................................   (321,060)    (3,238,873)
                                                     ---------    -----------
Net increase.......................................  2,013,815   $ 20,842,535
                                                     =========    ===========
                    ---------------------------------------------------------

High Current Income Fund
---------------------------------------------------------

                                                                      Dollar
For the Year Ended December 31, 1996                   Shares         Amount
           ---------------------------------------------------------
Shares sold.......................................    3,441,094    $ 38,643,510
Shares issued to shareholders in reinvestment of
 dividends........................................    3,229,888      36,130,450
                                                     ----------    ------------
Total issued......................................    6,670,982      74,773,960
Shares redeemed...................................   (1,968,366)    (22,078,243)
                                                     ----------    ------------
Net increase......................................    4,702,616    $ 52,695,717
                                                     ==========    ============
                      ---------------------------------------------------------

---------------------------------------------------------             Dollar
For the Year Ended December 31, 1995                   Shares         Amount
           ---------------------------------------------------------
Shares sold.......................................    5,980,682    $ 65,910,048
Shares issued to shareholders in reinvestment of
 dividends........................................    2,792,967      30,645,264
                                                     -----------   ------------
Total issued......................................    8,773,649      96,555,312
Shares redeemed...................................   (1,184,474)    (13,092,078)
                                                     -----------   ------------
Net increase......................................    7,589,175    $ 83,463,234
                                                     ===========   ============
                      ---------------------------------------------------------

Index 500 Fund
          ---------------------------------------------------------

For the Period December 13, 1996+ to December 31,                     Dollar
1996                                                    Shares        Amount
           ---------------------------------------------------------
Shares sold.........................................      57,357    $   582,138
Shares redeemed.....................................         (10)          (102)
                                                       -----------  ------------
Net increase........................................      57,347    $   582,036
                                                       ===========  ============
                      ---------------------------------------------------------

 +Prior to December 13, 1996 (commencement of operations), the Fund issued
  1,000,000 shares to MLLA for $10,000,000.

International Equity Focus Fund
---------------------------------------------------------

For the Year Ended                                                  Dollar
December 31, 1996                                  Shares           Amount
          ---------------------------------------------------------
Shares sold..................................      6,562,205     $ 75,036,616
Shares issued to shareholders in reinvestment
 of dividends................................        334,488        3,669,329
                                                   ---------     ------------
Total issued.................................      6,896,693       78,705,945
Shares redeemed..............................       (886,963)     (10,175,471)
                                                   ---------     ------------
Net increase.................................      6,009,730     $ 68,530,474
                                                   =========     ============
                    ---------------------------------------------------------

---------------------------------------------------------
For the Year Ended                                                  Dollar
December 31, 1995                                  Shares           Amount
          ---------------------------------------------------------
Shares sold..................................      2,540,187     $ 26,767,717
Shares issued to shareholders in reinvestment
 of dividends and distributions..............        898,135        9,331,626
                                                    --------        ---------
Total issued.................................      3,438,322       36,099,343
Shares redeemed..............................     (2,161,108)     (21,945,941)
                                                    --------        ---------
Net increase.................................      1,277,214     $ 14,153,402
                                                 ============
                    ---------------------------------------------------------

Natural Resources Focus Fund
---------------------------------------------------------

For the Year Ended                                                  Dollar
December 31, 1996                                   Shares          Amount
          ---------------------------------------------------------
Shares sold....................................      450,602     $  5,663,127
Shares issued to shareholders in reinvestment
 of dividends and distributions................      122,221        1,463,255
                                                     -------        ---------
Total issued...................................      572,823        7,126,382
Shares redeemed................................     (737,357)      (9,240,146)
                                                     -------        ---------
Net decrease...................................     (164,534)    $ (2,113,764)
                                                   ============
                    ---------------------------------------------------------

---------------------------------------------------------
For the Year Ended                                                  Dollar
December 31, 1995                                       Shares      Amount
          ---------------------------------------------------------
Shares sold..........................................   474,971   $ 5,198,076
Shares issued to shareholders in reinvestment of
 dividends and distributions.........................    63,806       835,171
                                                       --------   -----------
Total issued.........................................   538,777     6,033,247
Shares redeemed......................................  (601,388)   (6,852,669)
                                                       --------   -----------
Net decrease.........................................   (62,611)  $  (819,422)
                                                       ========   ===========
                    ---------------------------------------------------------

Prime Bond Fund
---------------------------------------------------------

For the Year Ended                                                  Dollar
December 31, 1996                                      Shares       Amount
          ---------------------------------------------------------
Shares sold........................................   5,521,436   $65,068,417
Shares issued to shareholders in reinvestment of
 dividends.........................................   2,739,002    32,511,472
                                                     ----------   ------------
Total issued.......................................   8,260,439    97,579,889
Shares redeemed....................................  (2,399,918)  (28,829,074)
                                                     ----------   ------------
Net increase.......................................   5,860,520   $68,750,815
                                                     ==========   ============
                    ---------------------------------------------------------

---------------------------------------------------------
For the Year Ended                                                  Dollar
December 31, 1995                                      Shares       Amount
          ---------------------------------------------------------
Shares sold........................................   3,880,829   $45,621,465
Shares issued to shareholders in reinvestment of
 dividends.........................................   2,612,921    30,585,478
                                                     ----------   ------------
Total issued.......................................   6,493,750    76,206,943
Shares redeemed....................................  (2,316,349)  (27,181,488)
                                                     ----------   ------------
Net increase.......................................   4,177,401   $49,025,455
                                                     ==========   ============
                    ---------------------------------------------------------

Quality Equity Fund
---------------------------------------------------------

For the Year Ended                                                  Dollar
December 31, 1996                                     Shares        Amount
          ---------------------------------------------------------
Shares sold........................................  1,934,738   $ 58,210,337
Shares issued to shareholders in reinvestment of
 dividends and distributions.......................  3,478,605     98,560,479
                                                     ---------   ------------
Total issued.......................................  5,413,343    156,770,816
Shares redeemed....................................   (895,337)   (26,640,069)
                                                     ---------   ------------
Net increase.......................................  4,518,006   $130,130,747
                                                     =========   ============
                    ---------------------------------------------------------

---------------------------------------------------------
For the Year Ended                                                  Dollar
December 31, 1995                                     Shares        Amount
          ---------------------------------------------------------
Shares sold........................................  2,793,165   $ 82,433,320
Shares issued to shareholders in reinvestment of
 dividends and distributions.......................    651,881     18,002,604
                                                     ---------   ------------
Total issued.......................................  3,445,046    100,435,924
Shares redeemed....................................   (509,752)   (15,180,783)
                                                     ---------   ------------
Net increase.......................................  2,935,294   $ 85,255,141
                                                     =========   ============
                    ---------------------------------------------------------

Reserve Assets Fund
---------------------------------------------------------

                                                                    Dollar
For the Year EndedDecember 31, 1996                  Shares         Amount
          ---------------------------------------------------------
Shares sold......................................    6,967,844   $  6,967,844
Shares issued to shareholders in reinvestment of
 dividends and distributions.....................    1,182,349      1,182,349
                                                   -----------    -----------
Total issued.....................................    8,150,193      8,150,193
Shares redeemed..................................  (10,800,490)   (10,800,490)
                                                   -----------    -----------
Net decrease.....................................   (2,650,297)  $ (2,650,297)
                                                   ===========    ===========
                    ---------------------------------------------------------

------------------------------------------------------------------------------

---------------------------------------------------------
For the Year Ended                                                  Dollar
December 31, 1995                                    Shares         Amount
          ---------------------------------------------------------
Shares sold......................................    6,811,139   $  6,811,139
Shares issued to shareholders in reinvestment of
 dividends and distributions.....................    1,582,801      1,582,801
                                                   -----------    -----------
Total issued.....................................    8,393,940      8,393,940
Shares redeemed..................................  (15,081,975)   (15,081,975)
                                                   -----------    -----------
Net decrease.....................................   (6,688,035)  $ (6,688,035)
                                                   ===========    ===========
                    ---------------------------------------------------------

5. Capital Loss Carryforward:

  At December 31, 1996, the Company had net capital loss carryforwards of approximately $3,909,000 in the Developing Capital Markets Focus Fund, of which $91,000 expires in 2003 , $3,728,000 expires in 2003 and $90,000 expires in 2004; $514,000 in the Global Bond Focus Fund, all of which expires in 2002; $2,331,000 in the Global Utility Focus Fund, of which $121,000 expires in 2002 and $2,210,000 expires in 2003; $71,000 in the Government Bond Fund, all of which expires in 2004; $295,000 in the High Current Income Fund, all of which expires in 2003; $15,651,000 in the Prime Bond Fund, of which $14,796,000 expires in 2002 and $855,000 expires in 2003. These amounts will be available to offset like amounts of any future taxable gains.

6. Loaned Securities:

  At December 31, 1996, the Government Bond Fund, the Prime Bond Fund and the Quality Equity Fund held US Treasury bonds having aggregate values of approximately $2,600,000, $6,798,000 and $6,514,000, respectively, as collateral for portfolio securities loaned having market values of approximately $2,514,000, $6,515,000 and $6,579,000, respectively.

7. Commitments:

  At December 31, 1996, the following Portfolios had entered into foreign exchange contracts, in addition to the contracts listed on the Schedules of Investments, under which they agreed to purchase and sell various foreign currencies with values of approximately:

---------------------------------------------------------
                                          Purchase         Sell
    ---------------------------------------------------------
Development Capital Markets..........    $1,282,000     $   79,000
Global Bond Focus Fund...............     4,107,000      2,659,000
International Equity Focus Fund......            --        298,000
Natural Resources Focus Fund.........       222,000         39,000
         ---------------------------------------------------------

8. Acquisition of Flexible Strategy Fund and International Bond Fund:

  On December 9, 1996, Global Strategy Focus Fund acquired all the net assets of Flexible Strategy Fund pursuant to a plan of reorganization. The acquisition was accomplished by a tax-free exchange of 23,634,508 Common Stock shares of Global Strategy Focus Fund for 20,765,107 Common Stock shares of Flexible Strategy Fund. Flexible Strategy Fund's net assets on that date of $325,430,454, including $30,966,642 of unrealized appreciation, were combined with those of Global Strategy Focus Fund. The aggregate net assets of Global Strategy Focus Fund after the acquisition amounted to $874,098,755.

  On December 9, 1996, World Income Focus Fund acquired all the net assets of International Bond Fund pursuant to a plan of reorganization. The acquisition was accomplished by a tax-free exchange of 1,883,889 Common Stock shares of World Income Focus Fund for 1,788,555 Common Stock shares of International Bond Fund. International Bond Fund's net assets on that date of $18,188,183, including $232,608 of unrealized appreciation, were combined with those of World Income Focus Fund. The aggregate net assets of World Income Focus Fund after the acquisition amounted to $97,534,880. Subsequent to the acquisition, World Income Focus Fund changed its name to Global Bond Focus Fund.

9. Subsequent Event:

  On January 2, 1997, the Board of Directors declared ordinary income dividends and capital gains distributions per share payable on January 9, 1997 to shareholders of record as of December 31, 1996 as follows:

---------------------------------------------------------
                                                     Ordinary       Capital
Fund                                                  Income         Gains
         ---------------------------------------------------------
American Balanced Fund..........................    $ .603285      $1.228672
Basic Value Focus Fund..........................      .665501        .943093
Developing Capital Markets Focus Fund...........      .182600             --
Equity Growth Fund..............................      .533168        .831606
Global Strategy Focus Fund......................      .432947        .289873
Global Utility Focus Fund.......................      .096870             --
Index 500 Fund..................................      .017480        .002863
International Equity Focus Fund.................      .214967        .087059
Natural Resources Focus Fund....................      .205662        .723589
Quality Equity Fund.............................     1.195788        .557701
                   ---------------------------------------------------------

             UNAUDITED FINANCIAL STATEMENTS FOR THE INDEX 500 FUND

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--INDEX 500 FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              SHARES    VALUE
COMMON STOCKS                                                   HELD  (NOTE 1A)
--------------------------------------------------------------------------------
General Electric Company++................................... 21,366 $ 2,120,576
Coca-Cola Co. ............................................... 32,289   1,804,148
Exxon Corp.++................................................ 16,114   1,736,284
Intel Corporation............................................ 10,658   1,482,794
+Microsoft Corporation++..................................... 15,612   1,431,425
Merck & Co., Inc. ........................................... 15,643   1,317,923
Royal Dutch Petroleum Co. N.V. (NY Shares) (ADR)*............  6,957   1,217,475
Phillip Morris Companies, Inc. .............................. 10,569   1,206,187
Procter & Gamble Co. ........................................  8,851   1,017,865
International Business Machines Corp. .......................  6,716     922,611
Johnson & Johnson Co. ....................................... 17,282     913,786
Wal-Mart Companies, Inc. .................................... 29,767     829,755
du Pont (E.I.) de Nemours & Co. .............................  7,306     774,436
Bristol-Myers Squibb Co. .................................... 12,996     766,764
American Telephone & Telegraph Co. .......................... 21,026     730,654
American International Group, Inc. ..........................  6,094     715,283
Pfizer, Inc. ................................................  8,366     703,790
Hewlett-Packard Co. ......................................... 13,196     702,687
Mobil Corporation............................................  5,113     667,886
PepsiCo, Inc. ............................................... 20,161     657,753
Citicorp.....................................................  6,005     650,041
Walt Disney Co...............................................  8,802     642,546
Chevron Corp. ...............................................  8,468     589,585
Lilly (Eli) & Co. ...........................................  7,160     588,910
GTE Corp. ................................................... 12,481     581,927
Abbott Laboratories.......................................... 10,081     565,796
Amoco Corp. .................................................  6,453     558,991
NationsBank Corp. ...........................................  9,970     552,089
BellSouth Corporation........................................ 12,893     544,729
General Motors Corp. ........................................  9,811     543,284
Chase Manhattan Corp. .......................................  5,695     533,194
Gillette Co..................................................  7,198     522,755
Federal National Mortgage Association........................ 14,170     511,891
American Home Products Corporation...........................  8,289     497,340
Ford Motor Company........................................... 15,384     482,673
BankAmerica Corp. ...........................................  4,657     469,193
Motorola, Inc. ..............................................  7,693     464,465
Boeing Co. ..................................................  4,650     458,606
Minnesota Mining & Manufacturing Co. ........................  5,424     458,328
Ameritech Corp. .............................................  7,128     438,372
Lucent Technologies, Inc. ...................................  8,262     435,820
McDonald's Corp. ............................................  9,055     427,849
SBC Communications Inc. .....................................  7,834     412,264
+Cisco Systems, Inc. ........................................  8,533     410,651
Standard & Poors Depositary Receipts.........................  5,300     399,984
Travelers Corporation........................................  8,311     397,889
Unilever N.V. (ADR)*.........................................  2,077     386,841

                                                               SHARES   VALUE
COMMON STOCKS                                                    HELD (NOTE 1A)
--------------------------------------------------------------------------------
Texaco Inc. ..................................................  3,432 $  375,804
American Express Company......................................  6,150    368,231
Kimberly-Clark Corp. .........................................  3,666    364,309
Schering-Plough Corp. ........................................  4,794    348,763
Bell Atlantic Corporation.....................................  5,681    345,831
Schlumberger, Ltd. ...........................................  3,197    342,878
Allstate Corp. ...............................................  5,770    342,594
Wells Fargo & Company.........................................  1,201    341,234
+Oracle Corp. ................................................  8,778    338,502
Home Depot, Inc. .............................................  6,233    333,466
Eastman Kodak Co. ............................................  4,324    328,084
Time Warner Inc. .............................................  7,379    319,142
MCI Communications Corp. .....................................  8,895    316,884
Warner-Lambert Co. ...........................................  3,520    304,480
First Union Corporation.......................................  3,681    298,621
Columbia/HCA Healthcare Corp. ................................  8,713    292,975
Monsanto Co. .................................................  7,631    291,886
Atlantic Richfield Company....................................  2,087    281,745
Campbell Soup Co. ............................................  6,068    281,404
Chrysler Corp. ...............................................  9,121    273,630
Anheuser-Busch Companies, Inc. ...............................  6,482    273,054
+Compaq Computer Corp. .......................................  3,515    269,337
Emerson Electric Co. .........................................  5,820    261,900
AlliedSignal Inc. ............................................  3,670    261,488
NYNEX Corp. ..................................................  5,710    260,519
Sears, Roebuck & Co. .........................................  5,081    255,320
Sara Lee Corporation..........................................  6,279    254,299
Sprint Corporation............................................  5,586    254,163
Federal Home Loan Mortgage Corp. .............................  9,284    252,989
Dow Chemical Company (The)....................................  3,154    252,320
+WorldCom, Inc. .............................................. 11,211    246,642
Pharmacia & Upjohn Inc. ......................................  6,594    241,505
Xerox Corp. ..................................................  4,212    239,557
Morgan (J.P.) & Company, Inc. ................................  2,419    237,667
United Technologies Corp. ....................................  3,120    234,780
Nike, Inc. (Class B)..........................................  3,739    231,818
First Chicago Corp. ..........................................  4,138    223,969
Norwest Corporation...........................................  4,806    222,277
BancOne Corp. ................................................  5,547    220,493
Northern Telecom Ltd. ........................................  3,354    219,268
US West Communications Group..................................  6,198    210,732
Lockheed Martin Corp. ........................................  2,500    210,000
Pacific Telesis Group.........................................  5,559    209,852
Caterpillar, Inc. ............................................  2,485    199,421
First Data Corp. .............................................  5,808    196,746
Fleet Financial Group Inc. ...................................  3,404    194,879
Medtronic, Inc. ..............................................  3,109    193,535
WMX Technologies..............................................  6,296    192,815
Amgen, Inc. ..................................................  3,415    190,813
Colgate-Palmolive Co. ........................................  1,906    189,885
Heinz (H.J.) Company..........................................  4,772    188,494

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--INDEX 500 FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1997 (CONTINUED)
--------------------------------------------------------------------------------

                                                              SHARES    VALUE
COMMON STOCKS                                                   HELD  (NOTE 1A)
--------------------------------------------------------------------------------
Bank of New York Company, Inc. ..............................  5,091 $   187,094
Seagram Company Ltd. ........................................  4,842     185,206
Southern Company (The).......................................  8,742     184,675
Texas Instruments, Inc. .....................................  2,465     184,567
Computer Associates International Inc. ......................  4,734     184,034
Rockwell International Corp. ................................  2,836     183,985
Kellogg Co. .................................................  2,735     183,929
Merrill Lynch & Co., Inc.,...................................  2,138     183,601
Union Pacific Corp. .........................................  3,178     180,351
PNC Bank Corp. ..............................................  4,324     172,960
ConAgra Inc. ................................................  3,124     169,477
General Re Corporation.......................................  1,072     169,376
McDonnell Douglas Corporation................................  2,753     167,933
Aetna Inc. ..................................................  1,955     167,886
Automatic Data Processing Inc. ..............................  3,768     157,785
+Dell Computer Corp. ........................................  2,327     157,363
Gannett Co., Inc. ...........................................  1,829     157,065
Aluminum Co. of America......................................  2,251     153,068
CPC International, Inc. .....................................  1,866     153,012
Baxter International, Inc. ..................................  3,542     152,749
Penney (J.C.) Co. ...........................................  3,195     152,162
+Viacom, Inc. (Class B)......................................  4,592     152,110
International Paper Co. .....................................  3,895     151,418
+US West Media Group ,Inc. ..................................  8,106     150,974
+Airtouch Communications, Inc. ..............................  6,508     149,684
Burlington Northern Santa Fe Inc. ...........................  1,986     146,964
+Seagate Technology, Inc. ...................................  3,254     146,023
Deere & Co. .................................................  3,353     145,856
Dean Witter, Discover & Co. .................................  4,171     145,464
May Department Stores Co. ...................................  3,169     144,189
KeyCorp......................................................  2,925     142,594
+Boston Scientific Corp. ....................................  2,309     142,581
CIGNA Corporation............................................    975     142,472
Phillips Petroleum Company...................................  3,416     139,629
+Sun Microsystems, Inc. .....................................  4,816     139,062
Westinghouse Electric Corporation............................  7,832     139,018
Norfolk & Southern Corp. ....................................  1,624     138,446
Raytheon Company.............................................  3,063     138,218
CoreStates Financial Corp. ..................................  2,889     137,228
National City Corporation....................................  2,879     134,233
SunTrust Banks, Inc. ........................................  2,894     134,209
Walgreen Co. ................................................  3,193     133,707
Bank of Boston Corp. ........................................  1,986     133,062
Loews Corporation............................................  1,493     132,690
Corning, Inc. ...............................................  2,985     132,459
Illinois Tool Works Inc. ....................................  1,608     131,253
CSX Corp. ...................................................  2,815     130,898
General Mills, Inc. .........................................  2,096     130,214
PPG Industries, Inc. ........................................  2,379     128,466

                                                              SHARES    VALUE
COMMON STOCKS                                                   HELD  (NOTE 1A)
--------------------------------------------------------------------------------
First Bank Systems, Inc.. ...................................  1,745 $   127,385
Edison International.........................................  5,622     126,495
Archer-Daniels-Midland Co. ..................................  7,061     126,215
Pennsylvania Gas & Electric Corporation......................  5,350     125,725
Enron Corp. .................................................  3,302     125,476
Unocal Corp. ................................................  3,249     123,868
Mellon Bank Corp. ...........................................  1,680     122,220
Chubb Corporation............................................  2,259     121,704
MONA Corp. ..................................................  4,336     120,866
Gap, Inc. ...................................................  3,580     119,930
Tyco International, Ltd. ....................................  2,162     118,910
Barnett Banks, Inc. .........................................  2,532     117,738
Dayton Hudson Corporation (Class A)..........................  2,812     117,401
Conrail, Inc. ...............................................  1,038     117,035
Wachovia Corp. ..............................................  2,144     116,848
Morgan Stanley Group Inc. ...................................  1,977     116,149
+CUC International Inc. .....................................  5,149     115,853
Duke Power Company...........................................  2,617     115,475
Weyerhaeuser Co. ............................................  2,573     114,820
United Healthcare Corporation................................  2,388     113,728
+EMC Corporation.............................................  3,190     113,245
Pitney Bowes, Inc. ..........................................  1,927     113,211
Textron Inc. ................................................  1,073     112,665
American Brands, Inc. .......................................  2,209     111,831
Honeywell, Inc. .............................................  1,641     111,383
Albertson's Inc. ............................................  3,270     111,180
Halliburton Company..........................................  1,625     110,094
Barrick Gold Corporation.....................................  4,634     110,058
ITT Hartford Group Inc. .....................................  1,524     109,919
Micron Technology, Inc. .....................................  2,711     109,795
Household Interntional, Inc. ................................  1,257     108,259
+Applied Materials, Inc. ....................................  2,324     107,776
American General Corp. ......................................  2,639     107,539
Ralston Purina Co. ..........................................  1,375     107,422
Fifth Third Bank.............................................  1,377     106,718
Marsh & McLennan Companies, Inc. ............................    932     105,549
+Toys "R' Us, Inc. ..........................................  3,769     105,532
Goodyear Tire & Rubber Co. ..................................  2,016     105,336
Occidental Pete Corp. .......................................  4,268     105,099
FPL Group, Inc. .............................................  2,375     104,797
USX Marathon Group, Inc. ....................................  3,732     104,029
TCI Communications, Inc. (Class A)...........................  8,662     103,944
USBANCORP., Inc. ............................................  1,922     102,827
American Electric Power Company, Inc. .......................  2,433     100,361
Texas Utilities Company......................................  2,914      99,804
Hershey Foods Corporation....................................  1,992      99,600
Alcan Aluminum, Ltd. ........................................  2,936      99,457
+HFS Inc. ...................................................  1,670      98,321
Air Products and Chemicals, Inc. ............................  1,447      98,215

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--INDEX 500 FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1997 (CONTINUED)
--------------------------------------------------------------------------------

                                                              SHARES    VALUE
COMMON STOCKS                                                  HELD   (NOTE 1A)
--------------------------------------------------------------------------------
AMP, Inc. ...................................................  2,851 $    98,003
+AMR Corp. ..................................................  1,181      97,433
+Tenet Healthcare Corp. .....................................  3,911      96,308
Consolidated Edison Company of New York......................  3,050      91,500
Praxair, Inc. ...............................................  2,030      91,096
Service Corporation..........................................  3,059      91,005
Williams Companies, Inc. ....................................  2,036      90,602
Avon Products, Inc. .........................................  1,725      90,563
Mattel, Inc. ................................................  3,747      89,928
+ITT Corp. ..................................................  1,511      88,960
+Federated Department Store, Inc. ...........................  2,697      88,664
Wrigley (WM) Jr. Co. (Class B)...............................  1,508      88,029
Bankers Trust New York Corp. ................................  1,061      87,002
Union Pacific Resources Group................................  3,242      86,723
Tenneco, Inc. ...............................................  2,216      86,424
Aon Corporation..............................................  1,405      86,056
Georgia Pacific Corp. .......................................  1,186      85,985
Crown Company, Inc. .........................................  1,664      85,904
TRW Inc. ....................................................  1,649      85,336
Dominion Resources, Inc. ....................................  2,338      85,045
Panenergy Corporation........................................  1,960      84,525
American Stores Company......................................  1,890      84,105
+Tellabs, Inc. ..............................................  2,319      83,774
Lowe's Companies, Inc. ......................................  2,241      83,757
+Kroger Co. (The)............................................  1,636      83,027
Marriott International, Inc. ................................  1,660      82,585
PacifiCorp...................................................  3,825      81,759
Delta Air Lines, Inc. .......................................    969      81,517
Public Service Enterprise Group, Inc. .......................  3,094      81,217
ALLTEL Corp. ................................................  2,461      79,983
Browning-Ferris Industries, Inc. ............................  2,758      79,637
Sysco Corporation............................................  2,321      79,204
Comerica Inc. ...............................................  1,395      78,643
Morton International, Inc. ..................................  1,849      78,120
Milton Hotels Corporation....................................  3,207      77,770
Conseco, Inc. ...............................................  2,183      77,769
+HealthSouth Corp. ..........................................  4,058      77,609
+Federal Express Corp. ......................................  1,479      77,093
Transamerica Corporation.....................................    860      76,970
Dover Corp. .................................................  1,460      76,650
Freeport-McMoRan Copper & Gold Inc. (Class B)................  2,509      76,211
+K Mart Corp. ...............................................  6,279      76,133
Clorox Company...............................................    670      75,124
+COSTCO Companies Inc. ......................................  2,711      74,891
Masco Corporation............................................  2,083      74,467
+3Com Corp. .................................................  2,271      74,375
+Advanced Micro Devices Inc. ................................  1,773      73,580

                                                              SHARES    VALUE
COMMON STOCKS                                                  HELD   (NOTE 1A)
--------------------------------------------------------------------------------
Entergy Corp. ...............................................  2,997 $    73,427
Union Carbide Corp. .........................................  1,653      73,145
Genuine Parts Company........................................  1,563      72,875
Becton, Dickinson and Company................................  1,616      72,720
Lincoln National Corp. ......................................  1,355      72,492
Great Western Financial Corp. ...............................  1,788      72,191
Baker Hughes, Inc. ..........................................  1,876      71,992
Inco Ltd. ...................................................  2,185      71,286
Carolina Power & Light Company...............................  1,965      71,231
Comcast Corporation..........................................  4,207      70,993
Eaton Corp. .................................................  1,001      70,946
Salomon Inc. ................................................  1,415      70,573
Times Mirror Co. ............................................  1,283      70,084
CINERGY Corp. ...............................................  2,046      69,820
St. Paul Companies, Inc. ....................................  1,076      69,805
UNUM Corporation.............................................    949      69,277
Burlington Resources Inc. ...................................  1,619      69,212
Newell Co. ..................................................  2,061      69,043
Dresser Industries, Inc. ....................................  2,280      68,970
Donnelley (R.R.) & Sons Company..............................  1,951      68,041
UST, Inc. ...................................................  2,416      67,346
Pioneer Hi-Bred International, Inc. .........................  1,068      67,150
Rite Aid Corporation.........................................  1,589      66,738
McGraw-Hill, Inc. ...........................................  1,291      66,002
Coastal Corp. ...............................................  1,366      65,568
Providian Corporation........................................  1,216      65,056
Winn-Dixie Stores, Incorporated..............................  1,962      64,746
Tribune Co. .................................................  1,598      64,719
Cognizant Corporation........................................  2,220      64,658
Limited, Inc. (The)..........................................  3,517      64,625
Quaker Oats Company..........................................  1,764      64,386
SAFECO Corporation...........................................  1,603      64,120
Amerada Hess Corp. ..........................................  1,208      64,024
Allegheny Teledyne Inc. .....................................  2,262      63,619
Houston Industries Inc. .....................................  3,041      63,481
CVS Corporation..............................................  1,371      63,237
Republic New York Corporation................................    717      63,186
International Flavors & Fragrances Inc. .....................  1,436      62,825
Rohm & Haas Co. .............................................    830      62,146
Consolidated Natural Gas Co. ................................  1,231      62,012
Ingersoll-Rand Company.......................................  1,420      61,948
Phelps Dodge Corporation.....................................    841      61,498
Sonat Inc. ..................................................  1,119      60,985
+Computer Sciences Corporation...............................    985      60,824
Cooper Industries, Inc. .....................................  1,401      60,768
Greentree Financial Corp. ...................................  1,783      60,176

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--INDEX 500 FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1997 (CONTINUED)
--------------------------------------------------------------------------------

                                                              SHARES    VALUE
COMMON STOCKS                                                  HELD   (NOTE 1A)
--------------------------------------------------------------------------------
Sherwin-Williams Company ....................................  2,228 $    60,156
+Thermo Electron Corporation.................................  1,935      59,743
+Cabletron Systems, Inc. ....................................  2,027      59,290
Guidant Corp. ...............................................    962      59,163
PECO Energy Co. .............................................  2,887      58,823
IKON Office Solutions, Inc. .................................  1,748      58,558
Central and South West Corp. ................................  2,736      58,482
+LSI Logic Corporation.......................................  1,671      58,067
Fluer Corporation............................................  1,085      56,963
Northrop Grumman Corp. ......................................    749      56,643
Champion International Corp. ................................  1,240      56,420
Placer Dome Inc. ............................................  3,108      56,332
Hercules Incorporated........................................  1,328      56,108
Dun & Bradstreet Corp. ......................................  2,209      56,053
Laidlaw Inc. ................................................  4,074      56,017
Interpublic Group of Companies, Inc. ........................  1,053      55,546
New York Times Co. ..........................................  1,256      55,421
VF Corporation...............................................    826      55,239
General Dynamic Corporation..................................    819      55,180
+Digital Equipment Corporation...............................  2,010      55,024
Unicom Corp. ................................................  2,798      54,561
East Chemical Co. ...........................................  1,008      54,180
MGIC Investment Corp. .......................................    765      54,124
MBIA, Inc. ..................................................    560      53,690
Nucor Corporation............................................  1,138      52,063
Avery Dennison Corporation...................................  1,352      52,052
Baltimore Gas & Electric Company.............................  1,916      51,253
Reynolds Metals Company......................................    826      51,212
Grace (W.R.) & Co. ..........................................  1,078      51,070
Grainger (W.W.) Inc. ........................................    689      50,986
Dow Jones & Company, Inc. ...................................  1,253      50,903
DTE Energy Holdings Company..................................  1,883      50,606
Torchmark Corporation........................................    913      50,557
General Public Utilities Corp. ..............................  1,565      50,276
Jefferson Pilot Corp. .......................................    924      50,242
Newmont Mining Corporation...................................  1,293      50,104
Ahmanson (H.P.) & Co. .......................................  1,369      49,969
+National Semiconductor Corporation..........................  1,797      49,417
Union Electric Company.......................................  1,325      48,859
Knight-Ridder, Inc. .........................................  1,218      48,568
Rubbermaid Inc. .............................................  1,944      48,357
Case Corp. ..................................................    952      48,314
Raychem Corporation..........................................    581      47,860
Golden West Financial Corporation, Com.......................    744      46,686
+Humana Inc. ................................................  2,110      46,420
Dillard Department Stores Inc. ..............................  1,473      46,400
Whirlpool Corporation........................................    965      45,958
Hasbro, Inc. ................................................  1,677      45,908

                                                              SHARES    VALUE
COMMON STOCKS                                                  HELD   (NOTE 1A)
--------------------------------------------------------------------------------
+Bay Networks Inc. ..........................................  2,561 $    45,778
Willamette Industries, Inc. .................................    725      45,312
Beneficial Corp. ............................................    697      45,044
+Silicon Graphics, Inc. .....................................  2,270      44,265
+Autozone, Inc. .............................................  1,947      43,808
Stanley Works................................................  1,154      43,708
Dana Corp. ..................................................  1,321      43,428
Johnson Controls, Inc. ......................................    537      43,228
+Novell, Inc. ...............................................  4,536      43,092
TJX Companies Inc. ..........................................  1,008      43,092
Harcourt General Inc. .......................................    923      42,920
Brown-Forman Corp. (Class B).................................    896      42,784
PP&L Resources Inc. .........................................  2,107      42,667
Union Camp Corp. ............................................    904      42,601
Northern Status Power Company................................    896      42,448
Circuit City Stores, Inc. ...................................  1,271      42,420
+Western Atlas, Inc. ........................................    697      42,256
Andrew Corporation...........................................  1,167      42,158
Ohio Edison Company..........................................  1,981      41,849
Southwest Airlines Co. ......................................  1,882      41,639
Columbia Gas System, Inc. ...................................    716      41,439
+Fruit of the Loom, Inc. ....................................    998      41,417
Parker Mannifin Corp. .......................................    965      41,254
+General Instrument Corp. ...................................  1,777      40,649
+Woolworth Corp. ............................................  1,733      40,509
Liz Claiborne, Incorporated..................................    928      40,484
Nordstrom, Inc. .............................................  1,060      40,147
Block (H&R), Inc. ...........................................  1,349      39,627
Mallinckradt Group Inc. .....................................    959      39,439
Sigma-Aldrich Corporation....................................  1,275      39,366
Black & Decker
 Corporation.................................................  1,224      39,321
Engelhard Corporation........................................  1,867      39,207
Kerr-Mogee Corporation.......................................    630      38,981
Harris Corp. ................................................    505      38,822
Frontier Corp. ..............................................  2,123      37,949
Tandy Corp. .................................................    757      37,945
Temple-Inland Inc.  .........................................    720      37,800
Great Lakes Chemical Corporation.............................    821      37,766
Pall Corporation.............................................  1,628      37,647
Parkin-Elmer Corporation.....................................    560      36,050
Mead Corp. ..................................................    679      35,987
+St. Jude Medical, Inc. .....................................  1,051      35,077
Armstrong World Industries, Inc. ............................    536      34,706
Wendy's International, Inc. .................................  1,679      34,629
Deluxe Corporation...........................................  1,068      34,577
PACCAR Inc. .................................................    515      34,376
Brunswick Corporation........................................  1,277      34,319
ITT Industries Inc. .........................................  1,532      34,279
Ashland Oil Inc. ............................................    836      33,649
Pacific Enterprises..........................................  1,103      33,366

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--INDEX 500 FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1997 (CONTINUED)
--------------------------------------------------------------------------------

                                                              SHARES    VALUE
COMMON STOCKS                                                   HELD  (NOTE 1A)
--------------------------------------------------------------------------------
Westvaco Corporation.........................................  1,322 $    33,215
Whitman Corporation..........................................  1,346      32,977
Nalco Chemical Company.......................................    874      32,666
James River Corp. of Virginia................................  1,117      32,533
Reebok International Ltd. ...................................    721      32,355
USF&G Corporation............................................  1,501      32,271
+Ceridian Corp. .............................................    896      32,144
+DSC Communications Corp. ...................................  1,526      31,951
Ecolab Inc. .................................................    838      31,844
Pennzoil Company.............................................    605      31,309
American Greetings Corp. (Class A)...........................    979      31,267
Ryder System, Inc. ..........................................  1,063      31,093
Snap-On, Inc. ...............................................    790      30,612
+ALZA Corp. .................................................  1,099      30,223
Harnischreger Industries, Inc. ..............................    637      29,621
+FMC Corporation.............................................    482      29,523
Thomas & Betts Corporation...................................    688      29,412
Louisiana-Pacific Corp. .....................................  1,410      29,257
USX-US Steel Group, Inc. ....................................  1,095      29,154
+Apple Computer Inc. ........................................  1,590      29,018
Homestake Mining Company.....................................  1,904      28,798
Cyprus Amax Minerals Co. ....................................  1,211      28,761
Bausch & Lomb, Incorporated..................................    720      28,440
Santa Fe Pacific Gold Corp. .................................  1,705      28,132
Echlin Inc. .................................................    804      27,336
Bemis Company, Inc. .........................................    679      27,160
Tupperware Corporation.......................................    808      27,068
Owens Corning Fiberglass Corp. ..............................    669      26,927
Maytag Corp. ................................................  1,300      26,812
Cummins Engine Company, Inc. ................................    513      26,291
+Oryx Energy Co. ............................................  1,360      26,180
Noram Energy Corp. ..........................................  1,782      26,062
Super Valu, Inc. ............................................    873      25,972
Moore Corp Ltd. .............................................  1,297      25,940
Goodrich (B.F.) Comp.  ......................................    697      25,528
Biomet, Incorporated.........................................  1,512      25,515
General Signal Corporation...................................    647      25,314
+Rowan Companies, Inc. ......................................  1,109      25,091
United States Surgical Corporation...........................    814      24,827
Giant Food, Inc. (Class A)...................................    775      24,800
Allergan, Inc. ..............................................    850      24,756
Sun Company, Inc. ...........................................    947      24,740
Pep Boys-Manny, Moe & Jack...................................    811      24,330
National Service Industries, Inc. ...........................    617      24,140
Millipore Corporation........................................    561      23,772
Polaroid Corp. ..............................................    590      23,452
Worthington Industries, Inc. ................................  1,217      23,275
+Harrah's Entertainment, Inc. ...............................  1,335      22,862
Mercantile Stores Company, Inc. .............................    478      22,167

                                                              SHARES    VALUE
COMMON STOCKS                                                   HELD  (NOTE 12)
--------------------------------------------------------------------------------
Timken Company (The).........................................    406 $    21,721
Tektronix, Inc. .............................................    426      21,513
Bard (C.R.) Inc. ............................................    740      21,090
Louisiana Land & Exploration Co. ............................    443      20,987
USLIFE Corporation...........................................    448      20,944
NICOR Inc. ..................................................    646      20,672
+USAir Group, Inc. ..........................................    834      20,433
Manor Care, Inc. ............................................    814      19,841
Cooper Tire & Rubber Company.................................  1,068      19,758
Battle Mountain Gold Company.................................  2,915      19,312
Boise Cascade Corporation....................................    629      19,185
Alberto-Culver Company (Class B).............................    724      18,915
Crane Co.....................................................    596      18,700
Foster Wheeler Corp. ........................................    527      18,643
ENSERCH Corporation..........................................    905      18,553
+Beverly Enterprises, Inc....................................  1,288      18,354
+Tandem Computers, Inc.......................................  1,534      18,216
Autodesk, Inc................................................    574      17,794
+King World Productions, Inc. ...............................    485      17,702
Russell Corp. ...............................................    495      17,696
Briggs & Stratton Corporation................................    375      16,828
+Santa Fe Energy Resources, Inc. ............................  1,177      16,331
Darden Restaurants, Inc. ....................................  2,046      16,112
Meredith Corporation.........................................    694      16,049
+Niagara Mohawk Power Corp. .................................  1,874      15,929
ASARCO, Inc. ................................................    556      15,638
Potlatch Corporation.........................................    374      15,381
Scientific-Atlanta, Inc. ....................................  1,004      15,311
McDermott International, Inc. ...............................    712      15,219
Peoples Energy Corporation...................................    453      15,006
Helmerich & Payne, Inc. .....................................    323      14,939
+Amdahl Corporation..........................................  1,574      14,756
+Unisys Corp. ...............................................  2,269      14,465
Stone Container Corp. .......................................  1,287      14,318
Shared Medical Systems Corporation...........................    305      14,182
Caliber Systems, Inc. .......................................    508      13,462
Centex Acceptance Corp. .....................................    369      13,007
EG&G, Inc. ..................................................    615      12,838
Great Atlantic & Pacific Tea Co., Inc. ......................    495      12,561
Inland Steel Co. ............................................    636      12,402
Trinova Corporation..........................................    363      12,160
Echo Bay Mines Ltd. .........................................  1,807      11,971
+Bethlehem Steel Corporation.................................  1,450      11,963
Longs Drug Stores Corp. .....................................    507      11,914
Springs Industries, Inc. ....................................    262      11,724
Fleetwood Enterprises, Inc. .................................    462      11,550
Jostens, Inc. ...............................................    503      11,380
Safety-Kleen Corp. ..........................................    756      11,151

-------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.--INDEX 500 FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1997 (CONCLUDED)
-------------------------------------------------------------------------------

                                                              SHARES       VALUE
COMMON STOCKS                                                   HELD   (NOTE 1A)
--------------------------------------------------------------------------------
Ball Corporation.............................................    397 $    10,521
Coors (Adolph) Company,
 (Class B)...................................................    482      10,243
Cincinnati Milacron, Inc.....................................    518       9,713
Stride Rite Corp. ...........................................    643       9,645
Harland John H. Company (The)................................    402       9,548
ONEOK, Inc. .................................................    354       9,204
+Navistar International Corporation..........................    956       8,962
Pulte Corporation............................................    302       8,833
+Data General Corporation....................................    509       8,653
Fleming Companies, Inc. .....................................    490       8,575
Eastern Enterprises..........................................    264       8,151
+Charming Shoppes, Inc. .....................................  1,342       7,213
Kaufman and Broad Home Corp. ................................    505       6,691
Giddings & Lewis, Inc. ......................................    440       6,545
+Armco, Inc. ................................................  1,384       5,536
Nacco Industries Incorporation, (Class A)....................    107       5,270
+Intergraph Corporation......................................    592       4,588
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
 (COST--78,189,988)--76.4%                                            75,633,792
--------------------------------------------------------------------------------

                                                              FACE       VALUE
SHORT-TERM OBLIGATIONS--COMMERCIAL PAPER**                  AMOUNT   (NOTE 1A)
-------------------------------------------------------------------------------
American Home Products Corporation, 5.42% due
 4/11/1997............................................  $2,500,000 $ 2,496,236
CSW Credit, Inc., 5.55% due 4/14/1997.................   4,300,000   4,291,382
International Securitization Corp., 5.40% due
 4/14/1997............................................   5,000,000   4,990,250
McKenna Triangle National Corp., 5.57% due 4/04/1997..   2,500,000   2,498,840
                                                                   -----------
                                                                    14,276,708
-------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--US GOVERNMENT AGENCY
OBLIGATIONS**
-------------------------------------------------------------------------------
Federal Home Loan Banks, 5.40% due 4/01/1997..........   6,965,000   6,965,000
Federal Home Loan Mortgage Corp., 5.26% due
 4/18/1997............................................   3,000,000   2,992,548
                                                                   -----------
                                                                     9,957,548
-------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS (COST--24,234,256)--24.5%              24,234,256
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST--$102,424,244)--101.1%........              99,868,048
VARIATION MARGIN ON STOCK INDEX FUTURES CONTRACTS***--
 (1.2)%...............................................              (1,229,855)
OTHER ASSETS LESS LIABILITIES--0.1%...................                 112,968
                                                                   -----------
NET ASSETS--100.0%....................................             $98,751,161
                                                                   ===========

-------------------------------------------------------------------------------
+ Non-income producing security.
++ Portion of holdings pledged as collateral for open stock index futures contracts.

* American Depositary Receipts (ADR).

** Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund.

*** Stock index futures contracts purchased as of March 31, 1997 were as follows:

------------------------------------------------------------------------------------------
NUMBER OF                                              EXPIRATION                    VALUE
CONTRACTS                 ISSUE                           DATE                     (NOTE 1B)
------------------------------------------------------------------------------------------
67                 S&P 500 Stock Index                 June 1997                  $25,393,000
------------------------------------------------------------------------------------------
TOTAL STOCK INDEX FUTURES CONTRACTS PURCHASED
 (CONTRACT PRICE--$26,906,070)..........................                          $25,393,000
                                                                                  ===========
------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INDEX 500
                                                                      FUND
-------------------------------------------------------------------------------
ASSETS:
Investments, at value (identified cost--
 $102,424,244) (Note 1a)...........................               $ 99,868,048
Cash...............................................                    703,472
Receivables:
 Securities sold...................................  $  5,555,000
 Capital shares sold...............................       695,078
 Dividends.........................................       135,600    6,385,678
                                                     ------------
Deferred organization expenses (Note 1f)...........                     14,852
Prepaid registration fees and other assets (Note
 1f)...............................................                      7,910
                                                                  ------------
 Total assets......................................                106,979,960
                                                                  ------------
-------------------------------------------------------------------------------
LIABILITIES:
Payables:
 Securities purchased..............................     6,975,453
 Variation margin on stock index futures contracts
  (Note 1b)........................................     1,229,855
 Investment adviser (Note 2).......................         5,066
 Capital shares redeemed...........................            34    8,210,408
                                                     ------------
Accrued expenses and other liabilities.............                     18,391
                                                                  ------------
 Total liabilities.................................                  8,228,799
                                                                  ------------
-------------------------------------------------------------------------------
NET ASSETS.........................................               $ 98,751,161
                                                                  ============
-------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Common Stock, $0.10 par value, 100,000,000 shares
 authorized........................................               $    950,821
Paid-in capital in excess of par...................                101,025,846
Undistributed investment income--net...............                    452,226
Undistributed realized capital gains on invest-
 ments--net........................................                    391,534
Unrealized depreciation on investments--net........                 (4,069,266)
                                                                  ------------
NET ASSETS--Equivalent to $10.39 per share based on
 9,508,208 shares outstanding......................               $ 98,751,161
                                                                  ============
-------------------------------------------------------------------------------


See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
STATEMENT OF OPERATIONS FOR THE PERIOD JANUARY 1, 1997 TO MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INDEX 500
                                                                     FUND
------------------------------------------------------------------------------
INVESTMENT INCOME (NOTES 1d & 1e):
Dividends (net of $366 foreign withholding tax)..... $   245,433
Interest and discount earned........................     218,743
                                                     -----------
Total income........................................              $   464,176
                                                                  -----------
------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees (Note 2)...................      45,906
Registration fees (Note 1f).........................       4,096
Accounting services (Note 2)........................       2,699
Custodian fees......................................       2,280
Amortization of organization expenses (Note 1f).....       1,962
Professional fees...................................         970
Transfer agent fees (Note 2)........................         727
Directors' fees and expenses........................         133
Pricing services....................................          93
Other...............................................         173
                                                     -----------
Total expenses before reimbursement.................      59,039
Reimbursement of expenses (Note 2)..................     (47,099)
                                                     -----------
Expenses after reimbursement........................                   11,940
                                                                  -----------
Investment income--net..............................                  452,236
                                                                  -----------
------------------------------------------------------------------------------
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS--
 NET (NOTES 1b, 1e, & 3):
Realized gain on investment--net....................                  396,577
Change in unrealized appreciation--net..............               (4,222,400)
                                                                  -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERA-
 TIONS..............................................              $(3,373,587)
                                                                  ===========
------------------------------------------------------------------------------


See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        INDEX 500
                                                           FUND
                                           ------------------------------------
                                             FOR THE PERIOD
                                           JANUARY 1, 1997 TO  FOR THE PERIOD
                                               MARCH 31,      DEC. 13, 1996+ TO
                                                  1997            DEC. 31,
INCREASE (DECREASE) IN NET ASSETS:            (UNAUDITED)           1996
-------------------------------------------------------------------------------
OPERATIONS:
Investment income--net...................     $   452,236        $    16,863
Realized gain (loss) on investments--
 net.....................................         396,577               (193)
Change in unrealized appreciation on in-
 vestments--net..........................      (4,222,400)           153,134
                                              -----------        -----------
Net increase (decrease) in net assets re-
 sulting from operations.................      (3,373,587)           169,804
                                              -----------        -----------
-------------------------------------------------------------------------------
DIVIDENDS & DISTRIBUTIONS TO SHAREHOLDERS
 (NOTE 1g):
Investment income--net...................         (16,873)               --
Realized gain on investments--net........          (4,850)               --
                                              -----------        -----------
Net decrease in net assets resulting from
 dividends and distributions to
 shareholders............................         (21,723)               --
                                              -----------        -----------
-------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
Net increase in net assets derived from
 capital share transactions..............      91,394,631            582,036
                                              -----------        -----------
-------------------------------------------------------------------------------
NET ASSETS:
Total increase in net assets.............      87,999,321            751,840
Beginning of period......................      10,751,840         10,000,000
                                              -----------        -----------
End of period*...........................     $98,751,161        $10,751,840
                                              ===========        ===========
-------------------------------------------------------------------------------
* Undistributed investment income--net...     $   452,226        $    16,863
                                              ===========        ===========
-------------------------------------------------------------------------------
+ Commencement of Operations.
-------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE FOLLOWING PER SHARE DATA AND RATIOS
HAVE BEEN DERIVED
FROM INFORMATION PROVIDED IN THE FINANCIAL             INDEX 500 FUND
STATEMENTS.                                 ------------------------------------
                                              FOR THE PERIOD    FOR THE PERIOD
                                            JANUARY 1, 1997 TO DEC. 13, 1996+ TO
                                              MARCH 31, 1997     DEC. 31, 1996
INCREASE (DECREASE) IN NET ASSET VALUE:        (UNAUDITED)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period......       $ 10.17            $ 10.00
                                                 -------            -------
Investment income--net....................           .05                .02
Realized and unrealized gain on invest-
 ments--net...............................           .19                .15
                                                 -------            -------
Total from investment operations..........           .24                .17
                                                 -------            -------
Less dividends and distributions:
 Investment income--net...................          (.02)               --
 Realized gain on investments--net........           -- ##              --
                                                 -------            -------
Total dividends and distributions.........          (.02)               --
                                                 -------            -------
Net asset value, end of period............       $ 10.39            $ 10.17
                                                 =======            =======
--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN:**
Based on net asset value per share........          2.37%#            1.70%#
                                                 =======            =======
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses, net of reimbursement............          .08%*              .00%*
                                                 =======            =======
Expenses..................................          .39%*              .60%*
                                                 =======            =======
Investment income--net....................         2.96%*             3.08%*
                                                 =======            =======
--------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)..       $98,751            $10.752
                                                 =======            =======
Portfolio turnover........................          .15%               .04%
                                                 =======            =======
Average commission rate paid..............       $ .0161            $ .0120
                                                 =======            =======
--------------------------------------------------------------------------------

 * Annualized.
** Total investment returns exclude insurance-related fees and expenses.
 + Commencement of Operations.
 # Aggregate total investment return.
## Amount is less than $.01 per share.


See Notes to Financial Statements.

-------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
NOTES TO FINANCIALS STATEMENTS (UNAUDITED)
-------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES:

Merrill Lynch Variable Series Funds, Inc. (the "Company") is an open-end man-agement investment company, which is comprised of 16 separate funds ("Funds" or "Fund") offering 16 separate classes of shares to the Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York (indirect wholly-owned subsidiaries of Merrill Lynch & Co., Inc. "ML & Co."), and other insur-ance companies, which are not affiliated with ML & Co., for their separate ac-counts to fund benefits under certain variable annuity contracts. These unau-dited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. Each Fund is classified as "diversified", as defined in the Investment Company Act of 1940, except for Developing Capital Markets Focus Fund, Global Bond Focus Fund, Global Strategy Focus Fund, and Natural Resources Focus Fund, all of which are classified as "non-diversified". The following is a summary of sig-nificant accounting policies followed by the Funds.

 (a) Valuation of investments--Money market securities maturing more than sixty days after the valuation date are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in the securities. When such securities are valued with sixty days or less to maturity, the dif-ference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Invest-ments maturing within sixty days from their date of acquisition are valued at amortized cost, which approximates market value.

 Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are be-ing valued, or lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last available sale price prior to the time of valuation. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Options writ-ten are valued at the last sale price in the case of exchange-traded options or, in the case of option traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Futures contracts are valued at settlement price at the close of the applicable exchange. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Company.

 (b) Derivative financial instruments--Certain Funds may engage in various portfolio strategies to seek to increase their returns by hedging its portfo-lio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

 . Forward foreign exchange contracts--Certain Funds are authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Funds' records. However, the effect on operations is recorded from the date the Funds enter into such contracts. Premium or discount is amortized over the life of the contracts.

 . Options--Certain Funds may write and purchase call and put options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid or received is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a clos-ing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

 Written and purchased options are non-income producing investments.

 . Financial futures contracts--Certain Funds may purchase or sell futures con-tracts and options on such futures contracts for the purpose

-------------------------------------------------------------------------------
of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the con-tract at the time it was opened and the value at the time it was closed.

 . Foreign currency options and futures--Certain Funds may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or an-ticipated to be purchased by the Fund.

 (c) Foreign currency transactions--Transactions denominated in foreign cur-rencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets and liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

 (d) Income taxes--It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

 (e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently re-corded when the Fund has determined the ex-dividend date. Interest income (in-cluding amortization of premium and discount) is recognized on the accrual ba-sis. Realized gains and losses on security transactions are determined on the identified cost basis.

 (f) Deferred organization expenses and prepaid registration fees--Deferred organization expenses are charged to expense on a straight-line basis over a five-year period. Prepaid registration fees are charged to expense as the related shares are issued.

 (g) Dividends and distributions--Dividends and distributions paid by the Funds are recorded on the ex-dividend dates.

2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES:

 The Company has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Prince-ton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of ML & Co., which is the limited partner. MLAM is responsible for the management of the Company's portfolios and provides the necessary personnel, facilities, equip-ment and certain other services necessary to the operations of the Funds.

 For such services, the Company pays a monthly fee based upon the average daily value of each Funds' net assets at the following annual rates: 0.30% of the average daily net assets of the Index 500 Fund.

 MLAM and Merrill Lynch Life Agency, Inc. ("MLLA") have entered into an agree-ment which limits the operating expenses paid by each Fund to 1.25% of its av-erage daily net assets. Any expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by MLAM which, in turn, will be reim-bursed by MLLA.

 For the period January 1, 1997 to March 31, 1997, MLAM earned fees of $45,906 for the Index 500 Fund, all of which was voluntarily waived. In addition, MLAM has also reimbursed the Index 500 Fund $1,193 in additional expenses.

 Accounting services are provided to the Company by MLAM at cost.

 Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsid-iary of ML & Co., is the Company's transfer agent.

-------------------------------------------------------------------------------

 Certain officers and/or directors of the Company are officers and/or direc-tors of MLAM, PSI, MLFDS, Merrill Lynch Funds Distributor, Inc., a wholly-owned subsidiary of Merrill Lynch Group, Inc., which is the Funds' distribu-tor, and/or ML & Co.

3. INVESTMENTS:

 Purchases and sales of investments, excluding short-term securities, for the period January 1, 1997 to March 31, 1997 were as follows:

--------------------------------------------------------------------------------
                                                              PURCHASES   SALES
--------------------------------------------------------------------------------
Index 500 Fund.............................................. $68,915,885 $70,709
--------------------------------------------------------------------------------

 Transactions in options written for the period January 1, 1997 to March 31, 1997 were as follows:

INDEX 500 FUND
------------------------------------------------------------------------------
                                                      NOMINAL VALUE/
                                                         NUMBER OF
                                                         CONTRACTS
                                                        COVERED BY    PREMIUMS
PUT OPTIONS WRITTEN                                   WRITTEN OPTIONS RECEIVED
------------------------------------------------------------------------------
Outstanding put options written, beginning of peri-
 od..................................................        --            --
Options written......................................       300       $ 5,541
Options closed.......................................      (300)       (5,541)
                                                           ----       -------
Outstanding put options written, end of period.......        --            --
                                                           ====       =======
------------------------------------------------------------------------------

 At March 31, 1997, net unrealized appreciation/depreciation and aggregate cost for Federal income tax purposes were as follows:

-------------------------------------------------------------------------------
                                                                     INDEX
                                                                      500
                                                                      FUND
-------------------------------------------------------------------------------
Appreciated securities........................................... $    988,294
Depreciated securities...........................................   (3,544,490)
                                                                  ------------
Net unrealized depreciation...................................... $ (2,556,196)
                                                                  ============
Cost for Federal income tax purposes............................. $102,424,244
                                                                  ============
-------------------------------------------------------------------------------

 At March 31, 1997, net realized and unrealized gains (losses) were as fol-lows:

-------------------------------------------------------------------------------
                                                              INDEX 500
                                                                 FUND
                                                         ---------------------
                                                         REALIZED
                                                          GAINS    UNREALIZED
                                                         (LOSSES)   (LOSSES)
-------------------------------------------------------------------------------
Long-term investments................................... $  4,539  $(2,556,196)
Short-term Investments..................................     (936)          --
Financial futures contracts.............................  383,535   (1,513,070)
Investment options purchased............................    5,707           --
Investment options written..............................    3,732           --
                                                         --------  -----------
                                                         $396,577  $(4,069,266)
                                                         ========  ===========
-------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS:

 Transactions in capital shares were as follows:

INDEX 500 FUND
--------------------------------------------------------------------------------
FOR THE PERIOD JANUARY 1, 1997 TO                                     DOLLAR
MARCH 31, 1997 (UNAUDITED)                               SHARES       AMOUNT
--------------------------------------------------------------------------------
Shares sold...........................................  9,436,509  $102,247,743
Shares issued to shareholders in reinvestment of divi-
 dends and distributions..............................      1,829        18,482
                                                        ---------  ------------
Total issued..........................................  9,438,338   102,266,225
Shares redeemed.......................................   (987,477)  (10,871,594)
                                                        ---------  ------------
Net increase..........................................  8,450,861  $ 91,394,631
                                                        =========  ============
--------------------------------------------------------------------------------
FOR THE PERIOD DECEMBER 13, 1996+                                     DOLLAR
TO DECEMBER 31, 1996                                     SHARES       AMOUNT
--------------------------------------------------------------------------------
Shares sold...........................................     57,357  $    582,138
Shares redeemed.......................................        (10)         (102)
                                                        ---------  ------------
Net increase..........................................     57,347  $    582,036
                                                        =========  ============
--------------------------------------------------------------------------------

+ Prior to December 13, 1996 (commencement of operations), the Fund issued
  1,000,000 shares to MLA for $10,000,000.